As filed with the Securities and Exchange Commission on May 1, 2024

Securities Act File No. 333-277907

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☑
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 1

MAINSTAY FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

51 Madison Avenue, New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

(800) 624-6782

(Registrant’s Area Code and Telephone Number)

J. Kevin Gao, Esq.

MainStay Funds Trust

30 Hudson Street

Jersey City, New Jersey 07302

(Name and Address of Agent for Service)

With copies to:

Thomas C. Bogle, Esq.

Corey F. Rose, Esq.

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Approximate Date of Proposed Public Offering:

May 1, 2024

It is proposed that this filing will become effective immediately upon filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended.

Title of Securities Being Registered: Class C, Class I and Class Z shares of MainStay MacKay Arizona Muni Fund, a series of the Registrant.

AQUILA MUNICIPAL TRUST

Aquila Tax-Free Trust of Arizona 120 West 45th Street, Suite 3600

New York, New York 10036

May 1, 2024

Dear Shareholder:

On behalf of the Board of Trustees (the “Board”) of Aquila Tax-Free Trust of Arizona (the “Acquired Fund”), a series of Aquila Municipal Trust (the “Trust”), we are pleased to invite you to a special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of the Acquired Fund. The Special Meeting is scheduled to be held on June 17, 2024, at 2:00 p.m., local time, at the offices of Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, New York 10178.

At the Special Meeting, as a shareholder of the Acquired Fund, you will be asked to consider and vote on the following proposals:

1)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to MainStay MacKay Arizona Muni Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

2)	To transact such other business as may properly come before the Special Meeting.

The Acquiring Fund is managed by New York Life Investment Management LLC and subadvised by MacKay Shields LLC (“MacKay”). The Acquired Fund is managed by Aquila Investment Management LLC.

Formal notice of the Special Meeting appears on the next page, followed by a combined proxy statement and prospectus (the “Proxy Statement/Prospectus”). The Reorganization is discussed in detail in the enclosed Proxy Statement/Prospectus, which you should read carefully.

If approved by shareholders and all other conditions are satisfied or waived, the Reorganization is expected to take place on July 19, 2024 (“Closing Date”).

The Board of the Acquired Fund believes that the Reorganization is in the best interests of the Acquired Fund and its shareholders and recommends that you vote “FOR” the Reorganization.

Your vote is important, regardless of the number of shares of the Acquired Fund you own. Whether or not you expect to attend the Special Meeting in person, please read the Proxy Statement/Prospectus and cast your vote promptly. You may cast your vote by completing, signing and returning the enclosed proxy card by mail in the postage-paid envelope provided or by following the instructions on the proxy card for voting your proxy on the Internet or by touch-tone telephone. It is important that your vote be received no later than 11:59 p.m. ET on June 16, 2024.

We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely,

/s/ Diana P. Herrmann, President

AQUILA MUNICIPAL TRUST

Aquila Tax-Free Trust of Arizona 120 West 45th Street, Suite 3600

New York, New York 10036

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS TO BE HELD ON JUNE 17, 2024

NOTICE IS HEREBY GIVEN THAT a special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Aquila Tax-Free Trust of Arizona (the “Acquired Fund”), a series of Aquila Municipal Trust, is scheduled to be held on June 17, 2024, at 2:00 p.m., local time, at the offices of Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, New York 10178 to consider and vote on the following proposals:

1)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to MainStay MacKay Arizona Muni Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

2)	To transact such other business as may properly come before the Special Meeting.

The Reorganization would result in the assumption of all the liabilities of the Acquired Fund by the Acquiring Fund, which includes all liabilities, obligations and debts of the Acquired Fund, whether known or unknown, absolute or contingent, accrued or unaccrued, existing at the closing day of the Reorganization.

Please read the enclosed combined proxy statement and prospectus (the “Proxy Statement/Prospectus”) carefully for information concerning the Reorganization.

The Board of Trustees of the Acquired Fund believes that the Reorganization is in the best interests of the Acquired Fund and its shareholders and recommends that you vote “FOR” the Reorganization.

Shareholders of record as of the close of business on March 28, 2024 are entitled to notice of, and to vote at, the Special Meeting. Your attention is called to the Proxy Statement/Prospectus. Regardless of whether you plan to attend the Special Meeting, please complete, sign and return the enclosed proxy card by 11:59 p.m. ET on June 16, 2024, or follow the instructions on the proxy card for voting your proxy on the Internet or by touch-tone telephone to help achieve a quorum and so that a maximum number of shares may be voted. Proxies may be revoked at any time before they are exercised by: (i) so notifying the Acquired Fund in writing at 120 West 45th Street, Suite 3600, New York, New York 10036; (ii) signing a new and different proxy card (if the Acquired Fund receives it before the old one is used); (iii) voting your shares at the Special Meeting in person or by your duly appointed agent; or (iv) calling the toll-free number provided or visiting the website at the Internet address, both of which are detailed on your proxy card, entering your control number, and revoking your previous vote.

By Order of the Board of Trustees of Aquila Municipal Trust,

/s/ Diana P. Herrmann, President

QUESTIONS AND ANSWERS RELATING TO THE REORGANIZATION

We recommend that you read the complete Proxy Statement/Prospectus. However, we thought it would be helpful to provide brief answers to some questions concerning the proposal described in this Proxy Statement/Prospectus.

Q. Why is a shareholder meeting being held?

A. You are being asked to consider and approve the Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the transfer of the assets of the Acquired Fund, a series of Aquila Municipal Trust, to the Acquiring Fund, a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund. The Acquiring Fund and the Acquired Fund may be referred to together in this Proxy Statement/Prospectus as the “Funds.”

As described more fully in this Proxy Statement/Prospectus, the Acquiring Fund will commence operations upon the closing of the Reorganization (the “Closing”) and will be managed by New York Life Investment Management LLC (“New York Life Investments”), an indirect wholly-owned subsidiary of New York Life Insurance Company. Also, upon the Closing, MacKay Shields LLC (“MacKay”) will provide day-to-day portfolio management responsibilities for the Acquiring Fund, under the supervision of New York Life Investments, pursuant to a subadvisory agreement with New York Life Investments. Aquila Investment Management LLC (“Aquila”) currently serves as the investment adviser for the Acquired Fund and will not serve as the investment adviser for the Acquiring Fund.

New York Life Investments or its affiliates will provide distribution and administrative services to the Acquiring Fund, among other services, in addition to supervising the day-to-day portfolio management activities of MacKay. For more information regarding New York Life Investments, MacKay and Aquila, please see “Information About Management of the Funds” in the Proxy Statement/Prospectus.

Q. Why is the Reorganization being proposed?

A. Aquila, the investment adviser for the Acquired Fund, has agreed to sell assets used in its investment advisory business relating to the Acquired Fund to New York Life Investments, subject to shareholder approval of the Reorganization, among other conditions. The Reorganization is one of several reorganizations of Aquila Municipal Trust into different MainStay Funds, and each of those reorganizations is contingent upon the approval by the shareholders of the applicable fund. Even if shareholders of the Acquired Fund approve the Reorganization, consummation of the Reorganization is subject to certain additional conditions, including that the combined assets of such fund(s) in Aquila Municipal Trust for which the conditions precedent for the reorganizations of such funds have been satisfied amount to a certain agreed-upon threshold. Therefore, if such condition and other conditions are not satisfied or waived, then the Reorganization may not be consummated. For more information, please refer to the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.

If the Closing occurs, New York Life Investments will serve as investment adviser of the Acquiring Fund and MacKay will serve as investment subadvisor to the Acquiring Fund. As further described in the attached Proxy Statement/Prospectus, although the principal investment strategies of the Acquired Fund and the Acquiring Fund are similar, there are material differences, and the Acquiring Fund will be under different management than the Acquired Fund. The Reorganization would also result in the Acquired Fund’s existing shareholders becoming part of a larger fund family with access to the wide array of distribution, marketing, administrative and other services offered by New York Life Investments or its affiliates.

Q. What are the potential benefits from the Reorganization?

A. Notwithstanding that the management fee payable by the Acquiring Fund (0.45% of average daily net assets) is higher than the management fee payable by the Acquired Fund (0.40% of average daily net assets), the Reorganization is expected to benefit current shareholders of the Acquired Funds as follows:

•

Class A Shareholders: The Reorganization is expected to result in a lower gross expense ratio for existing shareholders of Class A of the Acquired Fund. Additionally, the Reorganization is expected to result in a lower net expense ratio for existing shareholders of Class A of the Acquired Fund when they become shareholders of Class Z shares of the Acquiring Fund.

•

Class C Shareholders: The Reorganization is expected to result in a lower gross expense ratio for existing shareholders of Class C of the Acquired Fund. Additionally, the Reorganization is expected to result in a lower net expense ratio for existing shareholders of Class C shares of the Acquired Fund as they would be subject to lower other expenses and lower distribution and/or service (12b-1) fees when they become shareholders of Class C shares of the Acquiring Fund.

•

Class Y Shareholders: The Reorganization is expected to result in a lower gross expense ratio for existing shareholders of Class Y of the Acquired Fund. The Reorganization is expected to result in a lower net expense ratio for existing shareholders of Class Y shares of the Acquired Fund as they would be subject to lower other expenses when they become shareholders of Class I shares of the Acquiring Fund.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class Z, 0.74%; Class C, 1.10%; and Class I, 0.55%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

As further described in the attached Proxy Statement/Prospectus, the Acquired Fund’s and Acquiring Fund’s investment objectives are similar in that they both seek current income exempt from federal and Arizona income taxes.

In addition, shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, which is part of a larger fund family, the MainStay Funds. This larger family benefits from a wider array of distribution, marketing and administrative services than those currently provided to the Aquila Municipal Trust.

Q. How will the Reorganization affect me?

A. If shareholders of the Acquired Fund approve the Reorganization and all other conditions are satisfied or waived, you will become a shareholder of the Acquiring Fund. You will receive shares of a class of the Acquiring Fund equal in net asset value to the shares that you hold of the Acquired Fund as of the close of business of the New York Stock Exchange, usually 4:00 pm Eastern time, on the closing day of the Reorganization.

Shareholders of the Acquired Fund will receive shares of the Acquiring Fund in the Reorganization as set forth in the table below:

Acquired Fund Shares	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class F*	Class I
Class Y	Class I

*	As of the Record Date, there are no Class F shares of the Acquired Fund currently outstanding and, accordingly, Class F shares of the Acquired Fund are not being asked to approve the proposal.

If approved by shareholders and all other conditions are satisfied or waived, the Reorganization is expected to take place on July 19, 2024 (“Closing Date”).

Q. Are there differences between the Funds?

A. Yes. Aquila is the Acquired Fund’s investment adviser. New York Life Investments will serve as the investment manager to the Acquiring Fund and will supervise the services provided by MacKay, which will serve as subadvisor to the Acquiring Fund.

The Acquired Fund’s and Acquiring Fund’s investment objective are similar in that they both seek current income exempt from federal and Arizona income taxes.

The Acquired Fund’s and Acquiring Fund’s principal investment strategies, investment policies and principal risks are similar, although there are material differences, including:

•

The Acquiring Fund may invest up to 20% of its net assets in below investment-grade municipal bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a nationally recognized statistical rating organization, or, if unrated, judged to be of comparable quality by the subadvisor to the Acquiring Fund. The Acquiring Fund’s Portfolio Management Team (the “Team”) dynamically allocates the Fund’s assets across investment grade and high yield municipal bond securities. While the Team focuses primarily on investment grade quality securities, they may opportunistically allocate to high yield bonds based upon changes in relative value within the municipal fixed income markets.

•

In contrast to the Acquiring Fund, the Acquired Fund’s investments in municipal bonds issued by the State of Arizona, its counties and various other local authorities must be of investment grade quality at the time of purchase.

•

The Acquiring Fund expects generally to invest in municipal bonds that have a maturity of 3-10 years at the time of purchase. In contrast, the weighted average maturity of the Acquired Fund has traditionally been between 5 and 15 years.

•

The Acquiring Fund may invest principally in futures, options and swap agreements, which are derivatives, to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. In contrast, the Acquired Fund does not invest in derivatives.

•

In selecting investments for the Acquiring Fund, the subadvisor to the Acquiring Fund may take into account environmental, social, and governance risks that the subadvisor believes may have a material impact on the performance of a security.

In addition, other than with respect to the fundamental 80% investment restrictions, the fundamental investment restrictions of the Acquired Fund and Acquiring Fund are identical in substantive effect, although they are worded differently. Unlike the Acquiring Fund, the fundamental 80% investment policy for the Acquired Fund specifies that the income paid on the Acquired Fund’s investments in municipal obligations will not be subject to the Federal alternative minimum tax on individuals. However, the Acquiring Fund’s Principal Investment Strategies, which can be changed in the future without shareholder approval, state that it may not invest more than 20% of its net assets in municipal bonds subject to the federal alternative minimum tax. Thus, at this time, such difference in the Funds’ fundamental 80% investment policies would not result in a difference in the way the Funds are managed. For more information, see “Comparison of the Acquired Fund and the Acquiring Fund – Fundamental Investment Restrictions” below which provides a further description of the fundamental investment restrictions.

In addition, the Acquired Fund is a series of a Massachusetts business trust, whereas the Acquiring Fund is a series of a Delaware statutory trust. There are differences between Massachusetts state law and Delaware state law. There are also differences in the Declarations of Trust and By-Laws of the Acquiring Fund and the Acquired Fund. See “Material Differences in the Rights of Fund Shareholders” for more information. Also, the Acquired

Fund and Acquiring Fund have different service providers including: (i) investment manager; (ii) subadvisor; (iii) administrator/sub-administrator; (iv) distributor; (v) transfer agent; and (vi) custodian.

See “Comparison of the Acquired Fund and the Acquiring Fund” and “Additional Information About the Funds” in the Proxy Statement/Prospectus for more information.

Additionally, unlike the Acquired Fund, the Acquiring Fund (and New York Life Investments) has obtained an exemptive order from the Securities and Exchange Commission (“SEC”) permitting the investment manager, on behalf of the Acquiring Fund and subject to the approval of the Board of Trustees of MainStay Funds Trust, to hire and to modify any existing or future subadvisory agreements with subadvisors, subject to certain conditions. See “Do both Funds operate in accordance with exemptive relief regarding “manager of managers” arrangements?” for more information.

Q. How will the Reorganization affect Total Annual Fund Operating Expenses?

A. The Reorganization is expected to result in:

•	Management Fee: The management fee payable by the Acquiring Fund (0.45% of average daily net assets) is higher than the management fee payable by the Acquired Fund (0.40% of average daily net assets).

•

Rule 12b-1 distribution and service fees: The Acquiring Fund will have lower Rule 12b-1 distribution and service fees for Class C shares (0.50% of average daily net assets) as compared to the Rule 12b-1 distribution and service fees for Class C shares of the Acquired Fund (1.00% of average daily net assets). Rule 12b-1 distribution and service fees for Class Z shares of the Acquiring Fund will be the same as the Rule 12b-1 distribution and service fees for Class A shares of the Acquired Fund (0.15% of average daily net assets). Class I shares of the Acquiring Fund and Class Y shares of the Acquired Fund are not subject to any Rule 12b-1 distribution and/or service fees.

•

Total annual fund operating expenses: The Reorganization is expected to result in lower total annual fund operating expenses as compared to the Acquired Fund’s current total annual fund operating expenses. Following the expiration of the contractual fee waiver and/or expense reimbursement agreement, it is possible that the total annual fund operating expenses of one or more share classes of the Acquiring Fund may be higher than the total annual fund operating expenses of the corresponding share class of the Acquired Fund, based in part on the asset size of the Acquiring Fund at that time.

•

Contractual fee waiver agreement and/or expense reimbursement agreement: New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class Z, 0.74%; Class C, 1.10%; and Class I, 0.55%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

Notwithstanding any changes in the fees and expenses prior to the Closing Date, it is expected that the shareholders of the Acquired Fund will not experience an increase in fees and expenses in any class of shares with respect to their investment in the Acquired Fund as of the Closing Date.

No sales charges will be assessed to shares received in connection with the Reorganization.

See “Comparison of Fees and Expenses” in the Proxy Statement/Prospectus for more information.

Q. Do both Funds operate in accordance with exemptive relief regarding “manager of managers” arrangements?

A. No. The Acquiring Fund (and New York Life Investments) has obtained an exemptive order from the SEC permitting the investment manager, on behalf of the Acquiring Fund and subject to the approval of the Board of

Trustees of MainStay Funds Trust, to hire and to modify any existing or future subadvisory agreements with subadvisors, subject to certain conditions. The Acquiring Fund’s order applies to both unaffiliated subadvisors and subadvisors that are wholly-owned or otherwise affiliated with the Acquiring Fund. The Acquired Fund has not received a comparable SEC exemptive order.

By the time of the Reorganization, it is expected that use of the “manager of managers” structure, in reliance on the Acquiring Fund’s order, will have been approved by the initial shareholder of the Acquiring Fund, although New York Life Investments does not currently intend to recommend any subadvisor change in reliance on the Acquiring Fund’s order. Following the Reorganization, the Acquired Fund’s shareholders will not have a right to vote on changes to the Acquiring Fund’s subadvisor if the conditions under the SEC exemptive order are met.

Q. Who will bear the expenses of the Reorganization and related costs?

A. New York Life Investments will bear the costs of the Reorganization from its legitimate profits. The expenses of the Reorganization include the estimated costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and other proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $165,000-180,000. Neither the Acquiring Fund nor the Acquired Fund will bear any of the costs of the Reorganization.

Q. Will the Reorganization create a taxable event?

A. It is anticipated that the Reorganization will qualify for U.S. federal income tax purposes as a “reorganization” under Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, the Acquired Fund, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes as a direct result of the transactions contemplated by the Reorganization Agreement. Specifically, it is expected that the Acquired Fund will recognize no gain or loss upon the acquisition by the Acquiring Fund of the assets and the assumption of the liabilities of the Acquired Fund. In addition, when shares held by shareholders of the Acquired Fund are exchanged for Acquiring Fund shares pursuant to the Reorganization, it is expected that the shareholders of the Acquired Fund will recognize no gain or loss on the exchange, and that each shareholder of the Acquired Fund will have the same aggregate tax basis and holding period with respect to the Acquiring Fund shares received as the shareholder’s tax basis and holding period in its Acquired Fund shares immediately before the exchange.

The Acquiring Fund and Acquired Fund have principal investment strategies that are similar, although there are material differences. As a result, Aquila does not anticipate that it will need to sell the Acquired Fund’s holdings if the Reorganization is consummated.

For more detailed information about the tax consequences of the Reorganization please refer to the “Information About the Reorganization – U.S. Federal Income Tax Consequences” section below.

Shareholders should consult their tax advisors about possible state and local tax consequences of the Reorganization, if any, because the information about tax consequences in this document relates to the U.S. federal income tax consequences of the Reorganization only.

Q. Has the Board of Trustees of Aquila Municipal Trust approved the Reorganization Agreement?

A. Yes. After careful consideration, the Board of Trustees of Aquila Municipal Trust unanimously approved the Reorganization Agreement and believes that the Reorganization is in the best interests of the Acquired Fund and its shareholders and recommends that you vote “FOR” the proposal (i.e., the Reorganization Agreement).

The Board of Trustees of MainStay Funds Trust also unanimously approved the Reorganization Agreement.

Q. What happens if shareholders do not approve the Reorganization?

A. If shareholders do not approve the Reorganization, the Acquired Fund will continue to be advised by Aquila, as described in the Acquired Fund’s prospectus, and the Board of Trustees of Aquila Municipal Trust will determine what additional action, if any, should be taken. The Reorganization is one of several reorganizations of Aquila Municipal Trust into different MainStay Funds, and each of those reorganizations is contingent upon the approval by the shareholders of the respective fund(s) in Aquila Municipal Trust. As discussed above, even if shareholders approve the respective reorganizations of the funds in Aquila Municipal Trust, including the Reorganization, consummation of the Reorganization is subject to certain other conditions, including that the combined assets of such fund(s) in Aquila Municipal Trust for which the conditions precedent for the reorganizations of such funds have been satisfied amount to a certain agreed-upon threshold. Therefore, if such condition and other conditions are not satisfied or waived, then the Reorganization may not be consummated. For more information, please refer to the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference. If the Reorganization does not take place, the Board of Trustees of Aquila Municipal Trust may opt to continue the Acquired Fund as a series of Aquila Municipal Trust or it may, depending on its assessment of the Acquired Fund’s viability as part of the Aquila Municipal Trust, opt to liquidate and terminate the Acquired Fund.

Q. How do I vote?

A. You may submit your proxy card in one of four ways:

•	By Internet. The web address and instructions for voting can be found on the enclosed proxy card. You will be required to provide your control number located on the proxy card.

•	By Telephone. The toll-free number for telephone voting can be found on the enclosed proxy card. You will be required to provide your control number located on the proxy card.

•	By Mail. Mark the enclosed proxy card, sign and date it, and return it in the postage-paid envelope we provided. Both joint owners must sign the proxy card.

•

In Person at the Special Meeting. You can vote your shares in person at the Special Meeting. If you expect to attend the Special Meeting in person, please call 800-437-1020 (toll-free) or 212-697-6666.

To be certain your vote will be counted, a properly executed proxy card must be received no later than 11:59 p.m. ET, on June 16, 2024.

Should shareholders require additional information regarding the Special Meeting, they may contact the Proxy Solicitor toll-free at (833) 876-2476. (See “Voting Information” for more information on the Proxy Solicitor.)

Q. When and where will the Special Meeting be held?

A. The Special Meeting is scheduled to be held at the offices of Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, New York 10178, on June 17, 2024, at 2:00 p.m., local time, and if the Special Meeting is adjourned or postponed, any adjournments or postponements of the Special Meeting will also be held at the above location. If you expect to attend the Special Meeting in person, please call 800-437-1020 (toll-free) or 212-697-6666.

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and may help avoid the time and expense involved in validating your vote if you fail to sign your proxy card properly.

1.	INDIVIDUAL ACCOUNTS: Sign your name exactly as it appears in the registration on the proxy card.

2.	JOINT ACCOUNTS: Both parties must sign: the names of the parties signing should conform exactly to the names shown in the registration on the proxy card.

3.	ALL OTHER ACCOUNTS: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration.

For example:

REGISTRATION VALID

CORPORATE ACCOUNTS

(1) ABC Corp.	ABC Corp. John Doe, Treasurer

(2) ABC Corp.	John Doe

(3) ABC Corp. c/o John Doe	John Doe

(4) ABC Corp. Profit Sharing Plan	John Doe

PARTNERSHIP ACCOUNTS

(1) The XYZ Partnership	Jane B. Smith, Partner

(2) Smith and Jones, Limited Partnership	Jane B. Smith, General Partner

TRUST ACCOUNTS

(1) ABC Trust	Jane B. Doe, Trustee

(2) Jane B. Doe, Trustee u/t/d 01/01/01	Jane B. Doe, Trustee u/t/d/ 01/01/01

CUSTODIAL OR ESTATE ACCOUNTS

(1) John B. Smith, Cust f/b/o	John B. Smith, Custodian f/b/o

John B. Smith, Jr. UGMA/UTMA	John B. Smith, Jr. UGMA/UTMA

(2) Estate of John B. Smith	John B. Smith, Jr., Executor Estate of John B. Smith

PLEASE CHOOSE ONE OF THE FOLLOWING OPTIONS TO VOTE YOUR SHARES:

•

AUTHORIZE YOUR PROXY THROUGH THE INTERNET. You may authorize your proxy by logging into the Internet site indicated on your proxy card and following the instructions on the website. In order to log on, you will need the control number found on your proxy card.

•

AUTHORIZE YOUR PROXY BY TELEPHONE. You may authorize your proxy by telephone by calling the toll-free number located on your proxy card. Please make sure to have your proxy card available at the time of the call.

•	VOTE BY MAIL. You may cast your vote by signing, dating and mailing the enclosed proxy card in the postage-paid envelope provided.

•	VOTE IN PERSON AT THE SPECIAL MEETING.

PROXY STATEMENT/PROSPECTUS

PROXY STATEMENT FOR

AQUILA TAX-FREE TRUST OF ARIZONA (a series of Aquila Municipal Trust)

120 West 45th Street, Suite 3600

New York, New York 10036

(212) 697-6666

PROSPECTUS FOR

MAINSTAY MACKAY ARIZONA MUNI FUND (a series of MainStay Funds Trust)

51 Madison Avenue New York, New York 10010 (212) 576-7000

This Proxy Statement/Prospectus is being furnished in connection with a solicitation of proxies made by, and on behalf of, the Board of Trustees of Aquila Municipal Trust, in connection with the special meeting of shareholders (with any postponements or adjournments, the “Special Meeting”) of Aquila Tax-Free Trust of Arizona (the “Acquired Fund”). The Special Meeting is scheduled to be held on June 17, 2024, at 2:00 p.m., local time, at the offices of Morgan, Lewis & Bockius LLP, 101 Park Avenue, New York, New York 10178.

Shareholders of record of the Acquired Fund at the close of business on March 28, 2024 (the “Record Date”) are entitled to notice of, and to vote at, the Special Meeting. This Proxy Statement/Prospectus, proxy card and accompanying Notice of Special Meeting of Shareholders will be first sent or given to shareholders of the Acquired Fund on May 1, 2024.

At the Special Meeting, shareholders will be asked to consider and vote on the following proposals:

1)

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to MainStay MacKay Arizona Muni Fund (the “Acquiring Fund”), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”); and

2)	To transact such other business as may properly come before the Special Meeting.

The Acquiring Fund is a newly-created series of MainStay Funds Trust and will not commence operations until the consummation of the Reorganization. The Acquired Fund’s and Acquiring Fund’s investment objective, principal investment strategies, investment policies and principal risks are similar. Other than with respect to the fundamental 80% investment restrictions, the Acquiring Fund and Acquired Fund have fundamental investment restrictions that are identical in substantive effect, although they are worded differently. Unlike the Acquiring Fund, the fundamental 80% investment policy for the Acquired Fund specifies that the income paid on the Acquired Fund’s investments in municipal obligations will not be subject to the Federal alternative minimum tax on individuals. However, the Acquiring Fund’s Principal Investment Strategies, which can be changed in the future without shareholder approval, state that it may not invest more than 20% of its net assets in municipal bonds subject to the federal alternative minimum tax. Thus, at this time, such difference in the Funds’ fundamental 80% investment policies would not result in a difference in the way the Funds are managed.

However, there are several important differences, as described below. For more information, see “Comparison of the Acquired Fund and the Acquiring Fund” below.

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In connection with the Reorganization, a shareholder of the Acquired Fund would receive shares of the Acquiring Fund equal in net asset value to the shares of the Acquired Fund held by that shareholder as of the close of business of the New York Stock Exchange, usually 4:00 p.m. Eastern time, on the closing day of the Reorganization.

You are being asked to consider and vote on an Agreement and Plan of Reorganization (the “Reorganization Agreement”) pursuant to which the Reorganization would be accomplished. This Proxy Statement/Prospectus sets forth concisely the information shareholders of the Acquired Fund should know before voting on the Reorganization and constitutes an offering of the shares of the Acquiring Fund being issued in the Reorganization. Please read it carefully and retain it for future reference.

The following documents containing additional information about the Acquired Fund and the Acquiring Fund, each having been filed with the SEC, are incorporated by reference into (legally considered to be part of) this Proxy Statement/Prospectus:

•	Statement of Additional Information dated May 1, 2024 relating to this Proxy Statement/Prospectus (Securities Act File No. 333-277910);

•	Prospectus for the Acquired Fund, dated July 27, 2023, as supplemented (Securities Act File No. 033-01857; Accession Number 0001398432-23-000031);

•	Statement of Additional Information of the Acquired Fund, dated July 27, 2023, as supplemented (Securities Act File No. 033-01857; Accession Number 0001398432-23-000031);

•	Annual Report to shareholders of the Acquired Fund for the period ended March 31, 2023 (Accession Number 0000784056-23-000014); and

•	Semi-Annual Report to shareholders of the Acquired Fund for the period ended September 30, 2023 (Accession Number 0000784056-23-000039).

The policies and procedures set forth in the “Shareholder Guide” in Appendix C to this Proxy Statement/Prospectus will apply to the shares issued by the Acquiring Fund in connection with the Reorganization. The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

Additional copies of the foregoing (other than the Statement of Additional Information relating to this Proxy Statement/Prospectus, which is not available on www.nylinvestments.com/mainstay) and any more recent reports filed after the date hereof may be obtained without charge:

for the Acquiring Fund:

By Phone:	800-MAINSTAY (624-6782)
By Mail:	NYLIFE Distributors LLC:
Attn: MainStay Marketing Department,
30 Hudson Street, Jersey City, New Jersey 07302
By Internet:	www.nylinvestments.com/mainstay

for the Acquired Fund:

By Phone:	800-437-1000
By Mail:	Aquila Tax-Free Trust of Arizona
c/o Aquila Distributors LLC
120 West 45th Street, Suite 3600, New York, New York 10036
By Internet:	https://www.aquilafunds.com

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You also may view or obtain these documents from the SEC:

By e-mail:	publicinfo@sec.gov (duplicating fee required)
By Internet:	www.sec.gov

The Board of Trustees of Aquila Municipal Trust knows of no business other than that discussed above that will be presented for consideration at the Special Meeting. If any other matter is properly presented, the persons named in the enclosed proxy card intend to vote in accordance with their best judgment.

No person has been authorized to give any information or make any representation not contained in this Proxy Statement/Prospectus and, if so given or made, such information or representation must not be relied upon as having been authorized. This Proxy Statement/Prospectus does not constitute an offer to sell or a solicitation of an offer to buy any securities in any jurisdiction in which, or to any person to whom, it is unlawful to make such offer or solicitation.

THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED THAT THIS PROXY STATEMENT/PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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SUMMARY

The following is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus. Shareholders should read the entire Proxy Statement/Prospectus carefully.

The Board of Trustees of Aquila Municipal Trust (the “Board”), including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) (the “Independent Trustees”), has unanimously approved the Reorganization Agreement.

Subject to shareholder approval and certain other conditions, the Reorganization Agreement provides for:

•	the transfer of all of the assets of the Acquired Fund to the Acquiring Fund, in exchange for shares of the Acquiring Fund;

•	the assumption by the Acquiring Fund of all of the liabilities of the Acquired Fund;

•	the distribution of shares of the Acquiring Fund to the shareholders of the Acquired Fund; and

•	the complete liquidation of the Acquired Fund.

If shareholders of the Acquired Fund approve the Reorganization and certain other conditions are satisfied or waived, each owner of Class A, Class C, Class F and Class Y shares would become a shareholder of Class Z, Class C, Class I and Class I shares of the Acquiring Fund, respectively. As of the Record Date, there are no Class F shares of the Acquired Fund currently outstanding and, accordingly, Class F shares of the Acquired Fund are not being asked to approve the proposal. The Reorganization is expected to be effective on the Closing Date. Each shareholder of the Acquired Fund will hold, immediately after the close of the Reorganization, shares of the Acquiring Fund having an aggregate net asset value equal to the aggregate net asset value of shares of the Acquired Fund held by such shareholder as of the close of business on the Closing Date. For more information, please refer to the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.

In considering whether to approve the Reorganization, you should note that:

•

The Acquired Fund and the Acquiring Fund are each open-end, management investment companies registered with the SEC. The Acquiring Fund is a series of MainStay Funds Trust, which is organized as a statutory trust under the laws of the State of Delaware. The Acquired Fund is a series of Aquila Municipal Trust, which is organized as a business trust under the laws of the Commonwealth of Massachusetts. The Acquiring Fund is a newly-created series of MainStay Funds Trust and will not commence operations until the consummation of the Reorganization.

•

New York Life Investment Management LLC (“New York Life Investments”) serves as the investment manager of the Acquiring Fund and MacKay Shields LLC (“MacKay”) serves as the subadvisor of the Acquiring Fund.

•	Aquila Investment Management LLC (“Aquila”) serves as the investment adviser of the Acquired Fund. Aquila will not provide services to the Acquiring Fund.

•	The Acquiring Fund and Acquired Fund have similar investment objectives in that they both seek current income exempt from federal and Arizona income taxes.

•	The Acquiring Fund and Acquired Fund have principal investment strategies that are similar, although there are material differences explained below.

•

The Acquiring Fund and Acquired Fund have similar principal risks, except the Acquiring Fund has additional principal risks associated with the Acquiring Fund’s ability to principally invest to a greater extent than the Acquired Fund in below-investment grade securities and derivatives, and the Acquiring Fund’s subadvisor may take into account environmental, social, and governance risks.

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•

Other than with respect to the fundamental 80% investment restrictions, the Acquiring Fund and Acquired Fund have fundamental investment restrictions that are identical in substantive effect, although they are worded differently. Unlike the Acquiring Fund, the fundamental 80% investment policy for the Acquired Fund specifies that the income paid on the Acquired Fund’s investments in municipal obligations will not be subject to the Federal alternative minimum tax on individuals. However, the Acquiring Fund’s Principal Investment Strategies, which can be changed in the future without shareholder approval, state that it may not invest more than 20% of its net assets in municipal bonds subject to the federal alternative minimum tax. Thus, at this time, such difference in the Funds’ fundamental 80% investment policies would not result in a difference in the way the Funds are managed.

•	The management fee payable by the Acquiring Fund (0.45% of average daily net assets) is higher than the management fee payable by the Acquired Fund (0.40% of average daily net assets).

•

The Acquiring Fund will have lower Rule 12b-1 distribution and service fees for Class C shares as compared to the Rule 12b-1 distribution and service fees for Class C shares of the Acquired Fund. Rule 12b-1 distribution and service fees for Class Z shares of the Acquiring Fund will be the same as the Rule 12b-1 distribution and service fees for Class A shares of the Acquired Fund. Class Y shares of the Acquired Fund and Class I shares of the Acquiring Fund are not subject to any Rule 12b-1 distribution and/or service fees.

•

The sales charge structure of Class Z of the Acquiring Fund is different from the sales charge structure of the corresponding Class A shares of the Acquired Fund. Purchases of Class Z shares of the Acquiring Fund are not subject to a contingent deferred sales charge, whereas Class A shares of the Acquired Fund may be subject to a contingent deferred sales charge where the purchase of Class A shares did not include the initial sales charge.

•

Class C shares or Class I shares of the Acquiring Fund may not be available at all financial intermediaries, investment platforms and investment accounts, as disclosed in the “Shareholder Guide” in Appendix C to this Proxy Statement/Prospectus, if a shareholder moves to a different financial intermediary, or the policies of their current financial intermediary change, the shareholder may not be able to hold and/or purchase Class C shares or Class I shares of the Acquiring Fund or may be subject to certain investment minimums or restrictions.

•

The Reorganization is expected to result in lower total annual fund operating expenses as compared to the Acquired Fund’s current total annual fund operating expenses. Following the expiration of the contractual fee waiver and/or expense reimbursement agreement, it is possible that the total annual fund operating expenses of one or more share classes of the Acquiring Fund may be higher than the total annual fund operating expenses of the corresponding share class of the Acquired Fund, based in part on the asset size of the Acquiring Fund at that time. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class Z, 0.74%; Class C, 1.10%; and Class I, 0.55%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

•

The Reorganization is intended to qualify for U.S. federal income tax purposes as a “reorganization” pursuant to Section 368(a) of the Code; accordingly, neither the Acquired Fund or its shareholders, nor the Acquiring Fund or its shareholders are expected to recognize any gain or loss for U.S. federal income tax purposes from the Reorganization.

•	Shareholders of the Acquired Fund who determine that they do not wish to become shareholders of the Acquiring Fund may redeem their shares of the Acquired Fund prior to the Closing Date. Please note

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that a redemption of shares of the Acquired Fund prior to the Closing Date will be a taxable event and a shareholder may recognize a gain or loss for federal income tax purposes in connection with that transaction. Any applicable sales charge would also be assessed.

BACKGROUND AND REASONS FOR THE REORGANIZATION

Aquila, the investment adviser for the Acquired Fund, has agreed to sell assets used in its investment advisory business relating to the Acquired Fund to New York Life Investments, subject to shareholder approval of the Reorganization, among other conditions. The Reorganization is one of several reorganizations of Aquila Municipal Trust into different MainStay Funds, and each of those reorganizations is contingent upon the approval by the shareholders of the respective fund(s) in Aquila Municipal Trust. Even if shareholders approve the respective reorganizations of the funds in Aquila Municipal Trust, including the Reorganization, consummation of the Reorganization is subject to certain conditions, including that the combined assets of such fund(s) in Aquila Municipal Trust for which the conditions precedent for the reorganizations of such funds have been satisfied amount to a certain agreed-upon threshold. Therefore, if such condition and other conditions are not satisfied or waived, then the Reorganization may not be consummated. If the Reorganization does not take place, the Board of Trustees of Aquila Municipal Trust may opt to continue the Acquired Fund as a series of Aquila Municipal Trust or it may, depending on its assessment of the Acquired Fund’s viability as part of the Aquila Municipal Trust, opt to liquidate and terminate the Acquired Fund.

As further described herein, the Acquiring Fund and Acquired Fund have similar investment objectives in that they both seek current income exempt from federal and Arizona income taxes. The Acquiring Fund and Acquired Fund also have principal investment strategies that are similar, although there are material differences as explained below.

Shareholders of the Acquired Fund will become shareholders of the Acquiring Fund, which is part of a larger fund family, the MainStay Funds. This larger family benefits from a wider array of distribution, marketing and administrative services than those currently provided to the Aquila Municipal Trust.

BOARD CONSIDERATIONS

The Board believes that the Reorganization is in the best interests of the Acquired Fund and its shareholders.

The Reorganization was reviewed by the Board with the advice and assistance of counsel to the Acquired Fund and the Independent Trustees. The review and consideration of the Reorganization by the Board, including the Independent Trustees, is discussed below. The Independent Trustees requested certain information from Aquila and New York Life Investments to assist them in assessing the Reorganization. The Independent Trustees considered the information provided, in writing and orally, by Aquila and New York Life Investments, at a meeting of the Board held on March 9, 2024. Following their consideration and discussion of the information provided, the Board unanimously approved the Reorganization and recommended that shareholders of the Acquired Fund approve the Reorganization at the Special Meeting.

The information provided to the Board included information about Aquila’s strategic plans, including its decision to sell assets used in its investment advisory business relating to the Acquired Fund to New York Life Investments. The Board received information regarding the agreement between Aquila and New York Life Investments and each party’s interest in the Reorganization, and the potential benefits to each party resulting from the Reorganization. The Board received representations that New York Life Investments and Aquila have agreed to conduct, and use reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Acquired Fund.

The information provided to the Board also addressed, among other things: New York Life Investments’ and MacKay’s organizations and personnel; ownership structure; financial condition; mutual fund and asset

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management practices and capabilities; operations related to and supportive of their asset management business; relationships with key service providers; product line; distribution capabilities and resources; legal, risk and compliance infrastructure; legal and regulatory matters; and compliance matters.

The information provided to the Board also included information about the Reorganization, including the investment strategy of the Acquiring Fund; the fees and expenses of the Acquiring Fund; the expense limitation arrangements proposed for the Acquiring Fund; and information about the tax impact, if any, on shareholders of the Acquired Fund, and the expected tax-deferred nature of the Reorganization.

The Board, including the Independent Trustees, considered the following matters, among others, in approving the Reorganization:

First, Aquila, the Acquired Fund’s investment adviser, informed the Board that it has agreed to sell assets used in its investment advisory business relating to the Acquired Fund to New York Life Investments, and that, in connection with that transaction, Aquila recommended that the Acquired Fund be reorganized into a similar mutual fund managed by New York Life Investments and sub-advised by MacKay. The Board considered the experience of New York Life Investments and MacKay in advising other mutual funds, including funds that invest primarily in municipal securities.

Second, the investment approach of the Acquiring Fund’s Portfolio Management Team (the “Team”) and noted that while the Team focuses primarily on investment grade quality securities, they may opportunistically allocate to high yield bonds, whereas the Acquired Fund’s investments in municipal bonds must be of investment grade quality at the time of purchase.

Third, that Aquila may not hire a new subadviser for the Acquired Fund without first obtaining shareholder approval, whereas the Acquiring Fund (and New York Life Investments) has obtained an exemptive order from the SEC permitting New York Life Investments, on behalf of the Acquiring Fund and subject to the approval of the Board of Trustees of MainStay Funds Trust, to hire and to modify any existing or future subadvisory agreements with subadvisors without shareholder approval, subject to certain conditions (the “Manager of Managers Order”). The Board considered that New York Life Investments does not currently intend to recommend any subadviser change in reliance on the Acquiring Fund’s Manager of Managers Order.

Fourth, that, after the Reorganization, Acquired Fund shareholders would continue to be invested in an investment product with similar investment objectives and principal investment strategies as the Acquired Fund. The Board considered that, under normal circumstances, each of the Acquired Fund and the Acquiring Fund invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Arizona income taxes, and that each Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Arizona income taxes. The Board noted that the 80% investment policies of the Acquired Fund and Acquiring Fund are fundamental investment policies that cannot be changed without shareholder approval.

The Board also considered, among other similarities and differences, that the Acquired Fund’s investments in municipal bonds must be of investment grade quality at the time of purchase, whereas the Acquiring Fund may invest up to 20% of its net assets in municipal bonds rated below investment grade; differences in the maturity of the investments of the Acquiring Fund and the Acquired Fund (the Acquiring Fund expects generally to invest in municipal bonds that have a maturity of 3-10 years at the time of purchase, whereas the weighted average maturity of the Acquired Fund has traditionally been between 5 and 15 years); the Acquiring Fund’s ability to invest in derivatives; and that, in selecting investments for the Acquiring Fund, the subadvisor to the Acquiring Fund may take into account environmental, social, and governance risks that the subadvisor believes may have a material impact on the performance of a security.

Fifth, that, except for the fundamental 80% investment restrictions, the fundamental investment restrictions of the Acquired Fund and the Acquiring Fund are identical in substantive effect. The Board considered that, unlike

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the Acquiring Fund, the fundamental 80% investment policy for the Acquired Fund specifies that the income paid on the Acquired Fund’s investments in municipal obligations will not be subject to the Federal alternative minimum tax on individuals. However, it was noted that the Acquiring Fund’s principal investment strategies state that it may not invest more than 20% of its net assets in municipal bonds subject to the federal alternative minimum tax and, accordingly, the Board considered that such difference in the Funds’ fundamental 80% investment policies was not likely to be meaningful at this time.

Sixth, the fees and expenses of the Acquiring Fund as compared to the fees and expenses of the Acquired Fund. The Board considered that the management fee payable by the Acquiring Fund is higher than the management fee payable by the Acquired Fund. The Board considered that Class C shares of the Acquiring Fund will have lower Rule 12b-1 distribution and service fees as compared to Class C shares of the Acquired Fund, that the Rule 12b-1 distribution and service fees for Class Z shares of the Acquiring Fund will be the same as the Rule 12b-1 distribution and service fees for Class A shares of the Acquired Fund, and that neither Class Y shares of the Acquired Fund nor Class I shares of the Acquiring Fund are subject to any Rule 12b-1 distribution and/or service fees. The Board considered that the Reorganization is also expected to result in a lower net expense ratio for existing shareholders of Class C and Class Y shares of the Acquired Fund when they become shareholders of Class C and Class I shares of the Acquiring Fund, respectively. The Board noted that the Reorganization is expected to result in the same net expense ratio for existing shareholders of Class A shares when they become shareholders of Class Z shares of the Acquiring Fund. The Board considered that New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class Z, 0.74%; Class C, 1.10%; and Class I, 0.55%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

Seventh, that the Reorganization would result in the Acquired Fund’s existing shareholders becoming part of a larger fund family with access to the wide array of distribution, marketing, administrative and other services offered by New York Life Investments or its affiliates. The Board considered that the reputation, financial strength, resources and capabilities of New York Life Investments could benefit the Acquired Fund shareholders. As of December 31, 2023, New York Life Investments, including its investment advisory affiliates, had assets under management of $716 billion. Shareholders of the Acquired Fund would become part of a significantly larger family of funds that offers a more diverse array of investment options. In addition, the Board considered that New York Life Investments has greater potential for increasing the size of the Fund due to New York Life Investments’ experience in distributing mutual funds through a generally broader range of distribution channels than currently is available to the Acquired Fund. The Board considered distribution arrangements for the Acquiring Fund, including the availability of each class of shares of the Acquiring Fund at financial intermediaries, as compared to the distribution arrangements for the Acquired Fund. The Board also considered that the estimated net expenses to be borne by the Acquiring Fund are less than the current expenses borne by the Acquired Fund.

Eighth, that no sales charges will be assessed to shares received in connection with the Reorganization.

Ninth, that the Reorganization is expected to qualify for U.S. federal income tax purposes as a “reorganization” pursuant to Section 368(a) of the Code and therefore shareholders will not recognize gain or loss for U.S. federal income tax purposes from the Reorganization.

Tenth, that New York Life Investments has agreed to pay all proxy and solicitation costs associated with the Funds’ participation in the Reorganization.

Eleventh, that each of New York Life Investments and Aquila will benefit from the Reorganization. In that regard, the Board considered that New York Life Investments and Aquila have agreed to conduct, and use

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reasonable best efforts to cause their affiliates to conduct, their respective businesses in compliance with Section 15(f) of the 1940 Act so as not to impose an “unfair burden” on the Fund.

Twelfth, that, if the Reorganization is not approved by shareholders or not consummated, the Board may opt to liquidate and terminate the Acquired Fund.

BOARD RECOMMENDATION

The Board believes that the Reorganization is in the best interests of the Acquired Fund and recommends that you vote “FOR” the proposal.

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PROPOSAL

To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund.

COMPARISON OF THE ACQUIRED FUND AND THE ACQUIRING FUND

Comparison of Investment Objectives and Principal Investment Strategies

The investment objectives of the Acquiring Fund and Acquired Fund are fundamental and may not be changed without shareholder approval.

The Acquired Fund’s and Acquiring Fund’s investment objectives are similar in that they both seek current income exempt from federal and Arizona income taxes, as shown below.

Acquired Fund	Acquiring Fund
The Fund’s objective is to provide you as high a level of current income exempt from Arizona state and regular Federal income taxes as is consistent with preservation of capital.	The Fund seeks current income exempt from federal and Arizona income taxes.

Principal Investment Strategies

The Acquiring Fund and Acquired Fund have principal investment strategies that are similar, although there are material differences, including:

•

The Acquiring Fund may invest up to 20% of its net assets in below investment-grade municipal bonds, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a nationally recognized statistical rating organization, or, if unrated, judged to be of comparable quality by the subadvisor to the Acquiring Fund (commonly referred to as “high-yield securities” or “junk” bonds). The Acquiring Fund’s Portfolio Management Team (the “Team”) dynamically allocates the Fund’s assets across investment grade and high yield municipal bond securities. While the Team focuses primarily on investment grade quality securities, they may opportunistically allocate to high yield bonds based upon changes in relative value within the municipal fixed income markets.

•

In contrast to the Acquiring Fund, the Acquired Fund’s investments in municipal bonds issued by the State of Arizona, its counties and various other local authorities must be of investment grade quality at the time of purchase.

•

The Acquiring Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Acquiring Fund may invest in instruments of any duration or maturity. In contrast, the weighted average maturity of the Acquired Fund has traditionally been between 5 and 15 years.

•

The Acquiring Fund may invest principally in futures, options and swap agreements, which are derivatives, to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings. In contrast, the Acquired Fund does not invest in derivatives.

•

In selecting investments for the Acquiring Fund, the subadvisor to the Acquiring Fund may take into account environmental, social, and governance risks that the subadvisor believes may have a material impact on the performance of a security.

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The Acquiring Fund’s and Acquired Fund’s 80% policies are fundamental and may not be changed without shareholder approval. The principal investment strategies of each Fund are as follows:

Acquired Fund	Acquiring Fund

Under normal circumstances, at least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Arizona state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals. In general, almost all of these obligations are issued by the State of Arizona, its counties and various other local authorities; these obligations may also include certain other governmental issuers. We call these “Arizona Obligations.” These securities may include participation or other interests in municipal securities and variable rate demand notes. Some Arizona Obligations, such as general obligation issues, are backed by the issuer’s taxing authority, while other Arizona Obligations, such as revenue bonds, are backed only by revenues from certain facilities or other sources and not by the issuer itself. These obligations can be of any maturity, but the Fund’s weighted average maturity has traditionally been between 5 and 15 years. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”), which means it may invest a greater percentage of its assets in a smaller number of issuers than a diversified fund.

At the time of purchase, the Fund’s Arizona Obligations must be of investment grade quality. This means that they must either

•  be rated within the four highest credit ratings assigned by nationally recognized statistical rating organizations or,

•  if unrated, be determined to be of comparable quality by the Fund’s Manager, Aquila Investment Management LLC.

The Manager selects obligations for the Fund’s portfolio in order to achieve the Fund’s objective by considering various characteristics including quality, maturity and coupon rate.

The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Arizona income taxes. The Fund is classified as a “non-diversified” investment company under the Investment Company Act of 1940 (the “1940 Act”).

Municipal bonds are generally debt obligations issued by or on behalf of states, territories and possessions of the United States, and their political subdivisions, agencies and instrumentalities that provide income free from federal, state and potentially local income taxes. If the interest on a particular municipal bond is exempt from federal and Arizona income taxes, the Fund will treat the bond as qualifying for purposes of the 80% policy even though the issuer of the bond may be located outside of Arizona.

Municipal bonds include general obligation bonds, revenue bonds, industrial revenue bonds, industrial development bonds, private activity bonds, as well as short-term, tax-exempt obligations such as municipal notes and variable rate demand obligations. The Fund may invest up to 20% of its net assets in municipal bonds subject to the federal alternative minimum tax, and municipal bonds that pay interest that is subject to federal and Arizona income taxes.

Although the Fund may invest in municipal bonds rated in any rating category or in unrated municipal bonds, MacKay Shields LLC, the Fund’s Subadvisor, intends to invest primarily in investment grade quality bonds as rated by at least one nationally recognized statistical rating organization (“NRSRO”) or if unrated, judged to be of comparable quality by the Subadvisor.

The Fund may invest up to 20% of its net assets in municipal bonds that are rated below investment grade (commonly referred to as “high-yield securities” or “junk bonds”) as rated by at least one NRSRO, including up to 10% of its net assets in municipal bonds that are the subject of bankruptcy proceedings, that are in default as to the payment of principal or interest, or that are rated in the lowest rating category by a NRSRO, or if unrated, judged to

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Acquired Fund	Acquiring Fund
be of comparable quality by the Subadvisor (“distressed securities”). If NRSROs assign different ratings to the same security, the Fund will use the higher rating for purposes of determining the security’s credit quality.

The Fund may invest more than 25% of its total assets in municipal bonds that are related in such a way that an economic, business or political development or change affecting one such security could also affect the other securities. The Fund will seek to maintain a portfolio dollar-weighted average duration of 3-10 years, although the Fund may invest in instruments of any duration or maturity.

If the supply of Arizona state tax exempt municipal bonds is insufficient to meet the Fund’s investment needs, the Fund may invest in municipal bonds issued by other states. Municipal bonds issued by other states purchased by the Fund will generally be exempt from federal income taxes, but may not be exempt from Arizona income taxes.

The Fund may invest in futures, options and swap agreements to seek enhanced returns or to reduce the risk of loss by hedging certain of its holdings.

Investment Process: In selecting investments, the Subadvisor analyzes the credit quality of issuers and considers the yields available on municipal bonds with different maturities.

The Subadvisor uses active management in an effort to identify municipal bonds it believes to be mispriced and to build a consistent yield advantage. The Subadvisor focuses on reducing volatility through a disciplined investment process, which includes fundamental, “bottom-up” credit research and risk management. In addition, the Subadvisor reviews macroeconomic events, technicals in the municipal market, and tax policies and analyzes individual municipal securities and sectors.

The Subadvisor’s investment process includes a risk analysis that gives consideration to a variety of security-specific risks with respect to municipal bonds, including environmental, social and governance (“ESG”) risks. “ESG risks” are defined as environmental, social or governance events or conditions that, if they occur, could cause an actual or a potential material negative impact on the value of the investment. Certain ESG factors may be more relevant for certain sectors or issuers than others. Factors considered by the Subadvisor may include an issuer’s exposure to or

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Acquired Fund	Acquiring Fund
management of climate risk, energy resources, community and/or employee relations, demographic shifts, cybersecurity, regulation and financial management of policies and procedures. In addition to proprietary research, the Subadvisor may use screening tools such as those provided by third-party providers and, to the extent available, third-party data to identify ESG risk factors that may not have been captured through its own research. The Subadvisor’s consideration of ESG risk is weighed against other criteria and no sectors, industries or individual issuers are explicitly excluded from the Fund.

The Subadvisor may sell a security if it no longer believes the security will contribute to meeting the investment objective of the Fund. In considering whether to sell a security, the Subadvisor may evaluate, among other things, the condition of the economy and meaningful changes in the issuer’s financial condition.

Principal Risks

The principal risks of each Fund are similar, except for risks associated with the Acquiring Fund’s ability to principally invest to a greater extent than the Acquired Fund in below-investment grade securities and derivatives, and that the subadvisor to the Acquiring Fund may take into account environmental, social, and governance risks, as noted above. In addition, each Fund uses different terminology to describe the principal risks applicable to such Fund’s principal investment strategy. The actual risks of investing in each Fund depend on the investments held in the Fund’s portfolio and on market conditions, both of which change over time. The principal risks for the Acquiring Fund are summarized below. The principal risks for the Acquired Fund are summarized in Appendix B. We do not believe that any differences in the description of individual principal risks will result in any material differences in the way that the Funds are managed.

You can lose money by investing in the Fund. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. The investments selected by the Subadvisor may underperform the market in which the Fund invests or other investments. The Fund may receive large purchase or redemption orders which may have adverse effects on performance if the Fund were required to sell securities, invest cash or hold a relatively large amount of cash at times when it would not otherwise do so.

Market Risk: Changes in markets may cause the value of investments to fluctuate, which could cause the Fund to underperform other funds with similar investment objectives and strategies. Such changes may be rapid and unpredictable. From time to time, markets may experience periods of stress as a result of various market, economic and geopolitical factors for potentially prolonged periods that may result in: (i) increased market volatility; (ii) reduced market liquidity; and (iii) increased redemptions of shares. Such conditions may add significantly to the risk of volatility in the net asset value of the Fund’s shares and adversely affect the Fund and its investments.

Portfolio Management Risk: The investment strategies, practices and risk analyses used by the Subadvisor may not produce the desired results or expected returns. The Subadvisor may give consideration to certain ESG criteria when evaluating an investment opportunity. The application of ESG criteria may result in the Fund (i) having exposure to certain securities or industry sectors that are different than the composition of the Fund’s benchmark; and (ii) performing differently than other funds and strategies in its peer group that do not take into account ESG criteria or the Fund’s benchmark.

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Yield Risk: There can be no guarantee that the Fund will achieve or maintain any particular level of yield.

Municipal Bond Risk: Municipal bond risks include the inability of the issuer to repay the obligation, the relative lack of information about certain issuers, and the possibility of future tax and legislative changes, which could affect the market for and value of municipal securities. Additional risks include:

•	General Obligation Bonds Risk—timely payments depend on the issuer’s credit quality, ability to raise tax revenues and ability to maintain an adequate tax base;

•

Revenue Bonds (including Industrial Development Bonds) Risk—timely payments depend on the money earned by the particular facility or class of facilities, or the amount of revenues derived from another source, and may be negatively impacted by the general credit of the user of the facility;

•

Private Activity Bonds Risk—municipalities and other public authorities issue private activity bonds to finance development of industrial facilities for use by a private enterprise, which is solely responsible for paying the principal and interest on the bond, and payment under these bonds depends on the private enterprise’s ability to do so;

•

Moral Obligation Bonds Risk—moral obligation bonds are generally issued by special purpose public authorities of a state or municipality. If the issuer is unable to meet its obligations, repayment of these bonds becomes a moral commitment, but not a legal obligation, of the state or municipality;

•

Municipal Notes Risk—municipal notes are shorter-term municipal debt obligations that pay interest that is, in the opinion of bond counsel, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax) and that have a maturity that is generally one year or less. If there is a shortfall in the anticipated proceeds, the notes may not be fully repaid and the Fund may lose money; and

•

Municipal Lease Obligations Risk—in a municipal lease obligation, the issuer agrees to make payments when due on the lease obligation. Although the issuer does not pledge its unlimited taxing power for payment of the lease obligation, the lease obligation is secured by the leased property. Municipal leases may pose additional risks because many leases and contracts contain “non-appropriation” clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for this purpose by the appropriate legislative body.

Municipalities may experience political, economic and financial difficulties in an adverse economic environment. The ability of a municipal issuer to make payments and the value of municipal bonds can be affected by uncertainties in the municipal securities market and economic and societal events, such as infectious diseases and increased unemployment. Actions that municipalities may take in response to such events could result in disruption or reduced operations and productivity for businesses, thereby causing reduced tax revenues and increased budgetary pressures, which may adversely affect the issuer’s financial condition or ability to meet its financial obligations. Such events and uncertainties could cause increased volatility and reduced liquidity in the municipal securities market and could negatively impact the Fund’s net asset value and/or the distributions paid by the Fund.

Certain of the issuers in which the Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades. For example, in recent years, Puerto Rico has experienced difficult financial, economic and other conditions, which may negatively affect the value of the Fund’s holdings in Puerto Rico municipal securities.

To be tax exempt, municipal bonds must meet certain regulatory requirements. If a municipal bond fails to meet such requirements, the interest received by the Fund from its investment in such bonds and distributed to shareholders may be taxable. It is possible that interest on a municipal bond may be declared taxable after the

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issuance of the bond, and this determination may apply retroactively to the date of the issuance of the bond, which would cause a portion of prior distributions made by the Fund to be taxable to shareholders in the year of receipt.

Municipal Bond Focus Risk: From time to time the Fund may invest a substantial amount of its assets in municipal bonds on which interest is paid solely from revenues of similar projects. If the Fund focuses its investments in this manner, it assumes the legal and economic risks relating to such projects, which may have a significant impact on the Fund’s investment performance. In addition, the Fund may invest more heavily in bonds from certain cities, states or regions than others, which may increase the Fund’s exposure to losses resulting from economic, political or regulatory occurrences impacting these particular cities, states or regions.

Debt Securities Risk: The risks of investing in debt or fixed-income securities include (without limitation): (i) credit risk, e.g., the issuer or guarantor of a debt security may be unable or unwilling (or be perceived as unable or unwilling) to make timely principal and/or interest payments or otherwise honor its obligations, or changes in an issuer’s credit rating or the market’s perception of an issuer’s creditworthiness may affect the value of the Fund’s investments; (ii) maturity risk, e.g., a debt security with a longer maturity may fluctuate in value more than one with a shorter maturity; (iii) market risk, e.g., low demand for debt securities may negatively impact their price; (iv) interest rate risk, e.g., when interest rates go up, the value of a debt security generally goes down, and when interest rates go down, the value of a debt security generally goes up (long-term debt securities are generally more susceptible to interest rate risk than short-term debt securities); and (v) call or prepayment risk, e.g., during a period of falling interest rates, the issuer may redeem a security by repaying it early, which may reduce the Fund’s income if the proceeds are reinvested at lower interest rates.

Interest rate risk is the risk that the value of the Fund’s investments in fixed-income or debt securities will change because of changes in interest rates. There is a risk that interest rates across the financial system may change, possibly significantly and/or rapidly. Changes in interest rates or a lack of market participants may lead to decreased liquidity and increased volatility in the fixed-income or debt markets, making it more difficult for the Fund to sell its fixed-income or debt holdings. Decreased liquidity in the fixed-income or debt markets also may make it more difficult to value some or all of the Fund’s fixed-income or debt holdings. For most fixed-income investments, when market interest rates fall, prices of fixed-rate debt securities rise. However, when market interest rates fall, prices of certain variable and fixed-rate debt securities may be adversely affected (i.e., falling interest rates bring the possibility of prepayment risk, as an instrument may be redeemed before maturity). Very low or negative interest rates may magnify interest rate risk. Low interest rates (or negative interest rates) may magnify the risks associated with rising interest rates. There is a risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. The Fund may also be subject to heightened interest rate risk when the Federal Reserve raises interest rates. Changing interest rates, including rates that fall below zero, may have unpredictable effects on markets, may result in heightened market volatility and may detract from Fund performance to the extent the Fund is exposed to such interest rates and/or volatility. Other factors that may affect the value of debt securities include, but are not limited to, economic, political, public health, and other crises and responses by governments and companies to such crises.

Not all U.S. government debt securities are guaranteed by the U.S. government—some are backed only by the issuing agency, which must rely on its own resources to repay the debt. The Fund’s yield will fluctuate with changes in short-term interest rates.

Distressed Securities Risk: Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high-yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, the Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, the Fund’s ability to sell distressed securities and any securities received in exchange for such securities may be restricted.

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High-Yield Municipal Bond Risk: High-yield or non-investment grade municipal bonds (commonly referred to as “junk bonds”) may be subject to increased liquidity risk as compared to other high-yield debt securities. There may be little or no active trading market for certain high-yield municipal bonds, which may make it difficult for the Fund to sell such bonds at or near their perceived value. In such cases, the value of a high-yield municipal bond may decline dramatically, even during periods of declining interest rates. The high-yield municipal bonds in which the Fund intends to invest may be more likely to pay interest that is includable in taxable income for purposes of the federal alternative minimum tax than other municipal bonds.

Derivatives Risk: Derivatives are investments whose value depends on (or is derived from) the value of an underlying instrument, such as a security, asset, reference rate or index. Derivative strategies may be riskier than investing directly in the underlying instrument and often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally invested and would have lost had it invested directly in the underlying instrument. For example, if the Fund is the seller of credit protection in a credit default swap, the Fund effectively adds leverage to its portfolio and is subject to the credit exposure on the full notional value of the swap. Derivatives may be difficult to sell, unwind and/or value. Derivatives may also be subject to counterparty risk, which is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable or unwilling to honor its contractual obligations to the Fund. Futures and other derivatives may be more volatile than direct investments in the instrument underlying the contract, and may not correlate perfectly to the underlying instrument. Futures and other derivatives also may involve a small initial investment relative to the risk assumed, which could result in losses greater than if they had not been used. Due to fluctuations in the price of the underlying instrument, the Fund may not be able to profitably exercise an option and may lose its entire investment in an option. To the extent that the Fund writes or sells an option, if the decline in the value of the underlying instrument is significantly below the exercise price in the case of a written put option or increase above the exercise price in the case of a written call option, the Fund could experience a substantial loss. Swaps may be subject to counterparty credit, correlation, valuation, liquidity and leveraging risks. Swap transactions tend to shift a Fund’s investment exposure from one type of investment to another and may entail the risk that a party will default on its payment obligations to the Fund. Additionally, applicable regulators have adopted rules imposing certain margin requirements, including minimums on uncleared swaps, which may result in the Fund and its counterparties posting higher margin amounts for uncleared swaps. Certain standardized swaps are subject to mandatory central clearing and exchange trading. Central clearing, which interposes a central clearinghouse to each participant’s swap, and exchange trading are intended to reduce counterparty credit risk and increase liquidity but neither makes swap transactions risk-free. Derivatives may also increase the expenses of the Fund.

Private Placement and Restricted Securities Risk: The Fund may invest in privately issued securities, including those which may be resold only in accordance with Rule 144A under the Securities Act of 1933, as amended. Securities acquired in a private placement generally are subject to strict restrictions on resale, and there may be no market or a limited market for the resale of such securities. Therefore, the Fund may be unable to dispose of such securities when it desires to do so or at the most favorable price. This potential lack of liquidity also may make it more difficult to accurately value these securities.

Liquidity and Valuation Risk: The Fund’s investments may be illiquid at the time of purchase or liquid at the time of purchase and subsequently become illiquid due to, among other things, events relating to the issuer of the securities, market events, operational issues, economic conditions, investor perceptions or lack of market participants. The lack of an active trading market may make it difficult to sell or obtain an accurate price for a security. If market conditions or issuer specific developments make it difficult to value securities, the Fund may value these securities using more subjective methods, such as fair value pricing. In such cases, the value determined for a security could be different than the value realized upon such security’s sale. As a result, an investor could pay more than the market value when buying shares or receive less than the market value when selling shares. This could affect the proceeds of any redemption or the number of shares an investor receives upon purchase. The Fund is subject to the risk that it could not meet redemption requests within the allowable time period without significant dilution of remaining investors’ interests in the Fund. To meet redemption

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requests or to raise cash to pursue other investment opportunities, the Fund may be forced to sell securities at an unfavorable time and/or under unfavorable conditions, which may adversely affect the Fund’s performance. These risks are heightened for fixed-income instruments in a changing interest rate environment.

Arizona State Specific Risk: Because the Fund invests in municipal bonds issued by or on behalf of the State of Arizona, and its political subdivisions, agencies and instrumentalities, events in Arizona may affect the Fund’s investments and performance. These events may include fiscal or political policy changes, tax base erosion, budget deficits and other financial difficulties. Any deterioration of Arizona’s fiscal situation and economic situation of its municipalities could cause greater volatility and increase the risk of investing in Arizona.

Tax Risk: Income from municipal bonds held by the Fund could be declared taxable, possibly retroactively to the date the obligation was issued, because of unfavorable changes in tax law, adverse interpretations by the Internal Revenue Service or noncompliant conduct of a bond issuer. In such event, the value of the security would likely fall and a portion of the Fund’s distributions attributable to interest the Fund received on such bond for the current year and for prior years could be characterized or recharacterized as taxable income. As a shareholder of the Fund, you may be required to file an amended tax return and pay additional taxes.

Money Market/Short-Term Securities Risk: To the extent the Fund holds cash or invests in money market or short-term securities, the Fund may be less likely to achieve its investment objective. In addition, it is possible that the Fund’s investments in these instruments could lose money.

Variable Rate Demand Instruments Risk: A variable rate demand instrument is generally subject to certain of the risks associated with debt securities. Variable rate demand instruments are also subject to potential delays between the instrument’s periodic interest rate reset and an intervening rise in general interest rates, which could adversely affect the Fund. In addition, these instruments are subject to the risk that, if not held to maturity, the Fund will be subject to the credit risk of any third party supporting or providing the instrument’s demand feature, as well as the risk that such third party’s obligations may terminate or that it may otherwise fail to meet such obligations.

Non-Diversification Risk: The Fund is a non-diversified, open-end management investment company under the Investment Company Act of 1940, as amended. A non-diversified fund may have a significant portion of its investments in a smaller number of issuers than a diversified fund. Having a larger percentage of assets in a smaller number of issuers makes a non-diversified fund, like the Fund, more susceptible to the risk that one single event or occurrence can have a significant adverse impact upon the Fund.

Comparison of Fees and Expenses

Fees and Expenses of the Funds

Below is a comparison of the current fees and expenses of the Funds before and after the Reorganization. Fees and expenses of the Acquired Fund are as of March 31, 2024. Only pro forma combined fees and expenses information is provided for the Acquiring Fund because the Acquiring Fund will not commence operations until the Reorganization is completed.

The pro forma information is as of March 31, 2024.

It is important to note that following the Reorganization, shareholders of the Acquired Fund will be subject to the actual fee and expense structures of the Acquiring Fund, which may not be the same as the pro forma combined fees and expenses. Future fees and expenses may be greater or lesser than those indicated below. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Acquiring Fund. No sales charge will be assessed to shares received in connection with the Reorganization.

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The Acquired Fund offers Class A, Class C and Class Y shares. If shareholders approve the Reorganization, they will receive shares of the Acquiring Fund as set forth in the table below:

Acquired Fund Shares	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class Y	Class I

	Aquila Tax-Free Trust of Arizona (Acquired Fund) Class A	MainStay MacKay Arizona Muni Fund (Acquiring Fund) Pro Forma Combined Class Z
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	3.00%	3.00%
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None [1]	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%	0.45%
Distribution and/or Service (12b-1) Fees	0.15%	0.15%
Other Expenses[2]	0.20%	0.14%
Total Annual Fund Operating Expenses	0.75%	0.74%
Waivers/Reimbursements[3]	0.00%	0.00%
Total Annual Fund Operating Expenses After Waivers/Reimbursements[3]	0.75%	0.74%

	Aquila Tax-Free Trust of Arizona (Acquired Fund) Class C	MainStay MacKay Arizona Muni Fund (Acquiring Fund) Pro Forma Combined Class C
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	1.00%	1.00%
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%	0.45%
Distribution and/or Service (12b-1) Fees	1.00%	0.50%
Other Expenses[2]	0.20%	0.19%
Total Annual Fund Operating Expenses	1.60%	1.14%
Waivers/Reimbursements[3]	0.00%	(0.04)%
Total Annual Fund Operating Expenses After Waivers/Reimbursements3	1.60%	1.10%

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	Aquila Tax-Free Trust of Arizona (Acquired Fund) Class Y	MainStay MacKay Arizona Muni Fund (Acquiring Fund) Pro Forma Combined Class I
Shareholder Fees (fees paid directly from shareholder’s investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the original offering price or redemption proceeds)	None	None
Annual Fund Operating Expenses (expenses that are deducted from Fund assets)
Management Fees	0.40%	0.45%
Distribution and/or Service (12b-1) Fees	None	None
Other Expenses[2]	0.20%	0.14%
Total Annual Fund Operating Expenses	0.60%	0.59%
Waivers/Reimbursements[3]	0.00%	(0.04)%
Total Annual Fund Operating Expenses After Waivers/Reimbursements[3]	0.60%	0.55%

[1]

Shareholders who purchase $250,000 or more of Class A Shares do not pay an initial sales charge but may pay a contingent deferred sales charge of up to 0.75 of 1% for redemptions within one year of purchase and up to 0.50 of 1% for redemptions during 13 to 18 months after purchase.

[2]	With respect to the Acquiring Fund, based on estimated amounts for the current fiscal year.
[3]

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class Z, 0.74%; Class C, 1.10%; and Class I, 0.55%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

Example

The Example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in each Fund for the time periods indicated and then redeem or hold all of your shares, as indicated below, at the end of those periods (except as indicated with respect to Class C shares). The Example reflects Class C shares converting into Class A shares in years 7-10 for the Acquired Fund and into Class A shares in years 9-10 for the Acquiring Fund, respectively. The Example also assumes that your investment has a 5% return each year, and that each Fund’s operating expenses remain the

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same. The example reflects the contractual fee waiver and/or expense reimbursement arrangement, if applicable, for the current duration of the arrangement only. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expenses After	Acquired Fund Class A	Acquiring Fund Class Z	Acquired Fund Class C	Acquiring Fund Class C	Acquired Fund Class Y	Acquiring Fund Class I
1 Year	$374	$373	$263	$212	$61	$56
3 Years	$532	$529	$505	$354	$192	$181
5 Years	$704	$699	$871	$620	$335	$321
10 Years	$1,202	$1,191	$1,462	$1,295	$750	$730

You would pay the following expenses if you did not redeem your Class C Shares:

Expenses After	Acquired Fund Class C	Acquiring Fund Class C
1 Year	$163	$112
3 Years	$505	$354
5 Years	$871	$620
10 Years	$1,462	$1,295

Comparison of Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect each Fund’s performance. During the fiscal year ended March 31, 2023 and for the period from April 1, 2023 through September 30, 2023, the Acquired Fund’s portfolio turnover rate was 32% and 33%, respectively, of the average value of its portfolio. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no portfolio turnover rate.

Comparison of Purchase, Exchange and Selling Shares

The procedures for purchasing, exchanging and selling shares of the Acquired Fund and the Acquiring Fund are similar. Shareholders of the Funds are not subject to a redemption fee. For more information on the Acquiring Fund’s policies pertaining to purchasing, exchanging and selling shares of the Acquiring Fund, please see Appendix C. For more information on the Acquired Fund’s policies pertaining to purchasing, exchanging and selling shares of the Acquired Fund, please see the Acquired Fund’s current prospectus incorporated herein by reference.

Dividends and Other Distributions

The Acquired Fund declares dividends daily from net investment income and makes payments monthly. The Acquired Fund intends to distribute annually any net capital gains. The Acquiring Fund has an identical approach to dividends and other distributions.

U.S. Federal Income Tax Consequences

The Acquired Fund has elected and has qualified since its inception to be treated as a “regulated investment company” under subchapter M of the Code and the Acquiring Fund intends to qualify as a “regulated investment company” under subchapter M of the Code for its taxable year that includes the Closing Date. Distributions by each Fund are generally expected to be exempt from federal and Arizona state income tax. However, a portion of

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the distributions may be subject to the alternative minimum tax. Additionally, each Fund may derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account, generally will be taxable.

As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will have received from Dechert LLP, legal counsel to the Acquiring Fund and the Acquiring Fund’s Independent Trustees, an opinion to the effect that the Reorganization will qualify as a “reorganization” for U.S. federal income tax purposes (although there can be no assurance that the Internal Revenue Service (“IRS”) will agree with such opinion). Accordingly, no gain or loss is expected to be recognized by the Acquired Fund or the shareholders of the Acquired Fund as a result of the Reorganization, and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder is expected to be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor. However, any securities transactions conducted prior to the Closing Date of the Reorganization may result in the recognition of income or capital gain for the Acquired Fund, which may result in taxable distributions to shareholders of the Funds before and/or after the date of the Reorganization. For more detailed information about the tax consequences of the Reorganization please refer to the “Information About the Reorganization – U.S. Federal Income Tax Consequences” section below.

Fundamental Investment Restrictions

In addition to the investment objective and principal investment strategies set forth above, each Fund has adopted certain fundamental investment restrictions. Other than with respect to the fundamental 80% investment restrictions, the fundamental investment restrictions of each Fund, set forth below, are identical in substantive effect, although they are worded differently. Unlike the Acquiring Fund, the fundamental 80% investment policy for the Acquired Fund specifies that the income paid on the Acquired Fund’s investments in municipal obligations will not be subject to the Federal alternative minimum tax on individuals. However, the Acquiring Fund’s Principal Investment Strategies, which can be changed in the future without shareholder approval, state that it may not invest more than 20% of its net assets in municipal bonds subject to the federal alternative minimum tax. Thus, at this time, such difference in the Funds’ fundamental 80% investment policies would not result in a difference in the way the Funds are managed.

Fundamental investment restrictions may only be changed by a vote of a Fund’s shareholders.

Acquired Fund	Acquiring Fund
1. The Fund may not borrow money except as permitted by the 1940 Act.	1. May borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

2. The Fund may not make any investment if, as a result, the Fund’s investments will be concentrated in any one industry, except as permitted by the 1940 Act.	2. May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to the Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities; or (iii) repurchase agreements (collateralized by the instruments described in Clause (ii)).

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Acquired Fund	Acquiring Fund

3. The Fund may not purchase or sell real estate except as permitted by the 1940 Act.	3. May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

4. The Fund may purchase or sell commodities or contracts related to commodities to the extent permitted by the 1940 Act.	4. May not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

5. The Fund may lend money or other assets to the extent permitted by the 1940 Act.	5. May make loans to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6. The Fund may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.	6. May act an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7. The Fund may not issue senior securities except as permitted by the 1940 Act.	7. May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

8. At least 80% of the Fund’s net assets will be invested in municipal obligations that pay interest exempt, in the opinion of bond counsel, from Arizona state and regular Federal income taxes, the income paid upon which will not be subject to the Federal alternative minimum tax on individuals.	8. The Fund, under normal circumstances, invests at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Arizona income taxes.

Material Differences in the Rights of Fund Shareholders

MainStay Funds Trust is a Delaware statutory trust while the Aquila Municipal Trust is a Massachusetts business trust. They are also each governed by their own Declaration of Trust and By-laws. A fund organized as a Massachusetts business trust is governed by its declaration of trust and by-laws or similar instruments. The power and authority to manage the fund and its affairs reside with the trustees, and shareholder rights are generally limited to those provided to the shareholders in the declaration of trust or similar instrument, rather than by statute. A fund organized as a Delaware statutory trust, on the other hand, is governed both by the Delaware Statutory Trust Act (the “Delaware Act”) and the trust’s declaration of trust and by-laws or similar instruments. For a Delaware statutory trust, unlike a Massachusetts business trust, the law prescribes many aspects of corporate governance.

Shareholders of a Delaware statutory trust generally are shielded from personal liability for the trust’s debts or obligations. Shareholders of a Massachusetts business trust, on the other hand, are not shielded by the form of organization from the trust’s liabilities. Instead, a fund’s declaration of trust typically provides that a shareholder will not be liable, and further provides for indemnification to the extent that a shareholder is found personally liable, for the fund’s acts or obligations. The Declaration of Trust of the Acquired Fund contains such provisions.

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Similarly, the trustees of a Massachusetts business trust are not shielded from personal liability for the obligations of the trust by the form of organization. The trustees of a Delaware statutory trust, on the other hand, generally are shielded from personal liability for the trust’s acts or obligations under the Delaware Act. Courts in Massachusetts, however, have recognized limitations of a trustee’s liability in contract actions for the obligations of a trust contained in the trust’s declaration, and the Declaration of Trust of the Acquired Fund contains such provisions limiting the liability of the Acquired Fund’s Trustees, and also provides for indemnification of the Acquired Fund’s Trustees to the extent that a Trustee is found personally liable, for the Acquired Fund’s acts or obligations.

The Delaware Act addresses the right of a shareholder to bring a derivative action against the trust if the trustees refuse to do so. Under the Delaware Act, a shareholder’s derivative action may be subject to such additional standards and restrictions as are set forth in the declaration of trust. Massachusetts courts generally have required shareholders of business trusts to follow the provisions of the Massachusetts Business Corporation Act with respect to derivative lawsuits.

Copies of each Fund’s Declaration of Trust and By-laws are available to shareholders without charge upon written request to the applicable Fund.

Further information about each Fund’s governance structure is contained in the Funds’ SAI and its governing documents, which are on file with the SEC. For more information, please refer to the “Statement of Additional Information – Documents Incorporated By Reference, Including Financial Statements” section of this Proxy Statement/Prospectus.

	Acquired Fund	Acquiring Fund
Voting Rights	Shareholders shall not have the power to vote only on any matter except: (i) for the election or removal of Trustees; (ii) with respect to the termination of Aquila Municipal Trust or a series or class thereof, if such action is recommended by the vote of a majority of the Trustees; however, the Trust or a series or class thereof may be terminated by the unanimous vote of the Trustees with written notice to shareholders but without requiring shareholder approval; (iii) with respect to any merger, reorganization, consolidation or sale of assets ; (iv) with respect to any amendment of the Declaration of Trust which would diminish or eliminate any voting rights of shareholders under the Declaration of Trust; and (v) with respect to such additional matters relating to Aquila Municipal Trust as may be required by law or as the Trustees may consider and determine necessary or desirable.	Shareholders have the power to vote only with respect to: (a) the election or removal of Trustees; and (b) such additional matters relating to MainStay Funds Trust as may be required by applicable law, the Declaration of Trust, the By-laws or any registration statement of MainStay Funds Trust filed with the SEC (or any successor agency), or as the Trustees may consider necessary or desirable.

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	Acquired Fund	Acquiring Fund
Shareholder Quorum	The holders of outstanding shares entitled to vote and present in person or by proxy representing one-third of the voting power of Aquila Municipal Trust shall constitute a quorum at any meeting of the shareholders, except that where pursuant to any provision of law, the Declaration or the By-laws a vote shall be taken by individual series or class then outstanding shares entitled to vote and present in person or by proxy representing one-third of the voting power of that series or class shall be necessary to constitute a quorum for the transaction of business by that series or class.	Except when a larger quorum is required by applicable law, by the By-Laws or by the Declaration of Trust, thirty-three and one-third percent (33-1/3%) of the shares entitled to vote shall constitute a quorum at a shareholders’ meeting. When any one or more series (or classes) is to vote separately from any other shares, thirty-three and one-third percent (33-1/3%) of the shares of each such series (or class) entitled to vote shall constitute a quorum at a shareholders’ meeting of that series (or class).

Election of Trustees	A plurality of the shares voted shall elect a Trustee.	A plurality of the shares voted shall elect a Trustee.

Removal of Trustees	Any Trustee may be removed from office (i) with or without cause by the affirmative vote of the holders of shares representing a majority of votes cast at a meeting of shareholders at which a quorum is present; (ii) with cause by the action of at least two-thirds (2/3) of the Trustees whose removal is not proposed; or (iii) without cause by the unanimous action of the Trustees whose removal is not proposed, specifying the date when such removal shall become effective.	Any Trustee may be removed with or without cause at any meeting of shareholders by a vote of two-thirds (2/3) of the outstanding shares of the MainStay Funds Trust.

Approval of a Consolidation or Merger	Aquila Municipal Trust or any series or class may sell, lease, transfer, pledge, exchange, convey or dispose of all or substantially all of the trust property (or all or substantially all of the trust property allocated or belonging to a particular series or class), including its good will, to any one or more business trusts or other business entities or series or classes thereof (including another series or class of Aquila Municipal	The Trustees may, without shareholder approval, unless such approval is required by applicable law, cause the MainStay Funds Trust to merge or consolidate with or into one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, associations or other business entities (including trusts, partnerships, associations, corporations or other business entities created by the Trustees to

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	Acquired Fund	Acquiring Fund
	Trust) or may merge or consolidate with or into one or more business trusts or other business entities or series, in each case upon such terms and conditions and for such consideration (which may include the assumption of some or all of the outstanding obligations and liabilities, accrued or contingent, whether known or unknown, of Aquila Municipal Trust or such series or class), as authorized by the Trustees and consented to by the affirmative vote of the shareholders representing at least a majority of the voting power of the shares of Aquila Municipal Trust or such series or class thereof outstanding and entitled to vote.	accomplish such merger or consolidation) so long as the surviving or resulting entity is an investment company as defined in the 1940 Act and that is formed, organized or existing under the laws of the United States or of a state, commonwealth, possession or territory of the United States, unless otherwise permitted under the 1940 Act. Additionally, the Trustees may, without shareholder approval, unless such approval is required by applicable law, cause any one or more series (or classes) of MainStay Funds Trust to merge or consolidate with or into any one or more other series (or classes) of MainStay Funds Trust, one or more trusts or corporations (or series or classes thereof to the extent permitted by law), partnerships, or associations.

Termination of a Trust or Fund	Aquila Municipal Trust or any series or class of Aquila Municipal Trust may be terminated at any time (i) by the unanimous vote of the Trustees with written notice to the shareholders of Aquila Municipal Trust or such series or class, as the case may be, or (ii) if such action is recommended by the vote of a majority of the Trustees, by the affirmative vote of the shareholders of Aquila Municipal Trust or such series or class.	MainStay Funds Trust may be terminated at any time by vote of a majority of the shares of each series entitled to vote, voting separately by series, or by the Trustees by written notice to the shareholders. Any series or class thereof may be terminated at any time by vote of a majority of the shares of such series or class entitled to vote or by the Trustees by written notice to the shareholders of such series or class.

Comparison of Valuation Policies

The value of the Acquiring Fund’s investments is generally based (in whole or in part) on current market prices. If current market values of the Acquiring Fund’s investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the fair value of the investment will be determined in good faith in accordance with procedures approved by the Board of Trustees of MainStay Funds Trust. A significant event occurring after the close of trading but before the calculation of the Acquiring Fund’s NAVs may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board of Trustees of MainStay Funds Trust. New York Life Investments is the Valuation Designee of the Acquiring Fund. Pursuant to the Reorganization Agreement, the Acquiring Fund’s valuation procedures will be used to determine the value of the securities transferred in connection with the Reorganization.

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The Acquired Fund’s portfolio securities generally are fair valued on the basis of market valuations furnished by a pricing service, which may use market prices for comparable securities or broker/dealer quotations or a variety of fair valuation techniques and methodologies to determine valuations. Any securities or assets for which pricing services are unable to supply prices, or if the prices supplied are determined to be unreliable are valued at their fair value. Aquila, the Fund’s Valuation Designee, is responsible for fair valuation subject to oversight by the Acquired Fund’s Board of Trustees. Aquila also monitors information it routinely receives for significant events it believes will affect prices of portfolio instruments held by the Acquired Fund. Significant events may affect a particular security or may affect securities markets (for example, a natural disaster that causes a market to close). If Aquila is aware of a significant event that has occurred after the close of the market where a portfolio instrument is primarily traded, but before the close of the New York Stock Exchange, that Aquila believes has affected or is likely to affect the price of the instrument, Aquila, as the Fund’s Valuation Designee, will use its best judgment to determine a fair value for that portfolio instrument.

Based on the portfolio holdings as of the date of this Proxy Statement/Prospectus, it is not anticipated that the valuation of the Acquired Fund’s portfolio securities under the Acquired Fund’s valuation procedures will be materially different than the valuation of the portfolio securities under the Acquiring Fund’s valuation procedures.

INFORMATION ABOUT THE REORGANIZATION

The following is a summary of the material terms of the Reorganization Agreement, a copy of which is attached as Appendix A and is incorporated herein by reference.

Terms of the Reorganization Agreement

On the Closing Date, the Acquired Fund will transfer to the Acquiring Fund its assets in exchange solely for shares of the Acquiring Fund that are equal in net asset value to the value of the net assets of the Acquired Fund transferred to the Acquiring Fund as of the Closing Date, as determined in accordance with the Acquiring Fund’s valuation procedures, established by the Board, and the assumption by the Acquiring Fund of all the liabilities of the Acquired Fund.

The Acquired Fund expects to distribute the shares of the Acquiring Fund to the shareholders of the Acquired Fund immediately after the transfer of assets. Upon distribution of such shares, all issued and outstanding shares of the Acquired Fund will be deemed canceled on the books of the Acquired Fund.

Each Fund has made certain standard representations and warranties to each other regarding capitalization, status and conduct of business.

Unless waived in accordance with the Reorganization Agreement, the obligations of the Acquired Fund and Acquiring Fund, respectively, are conditioned upon, among other things:

•	the absence of any rule, regulation, order or proceeding preventing or seeking to prevent the consummation of the transactions contemplated by the Reorganization Agreement;

•	the receipt of all necessary approvals, consents, and authorizations under U.S. federal, state and local laws;

•

the truth in all material respects as of the Closing Date of the representations and warranties of the Funds and performance and compliance in all material respects with the Funds’ agreements, obligations and covenants required by the Reorganization Agreement; and

•	the effectiveness under applicable law of the Proxy Statement/Prospectus and the absence of any stop orders under the Securities Act of 1933, as amended, pertaining thereto.

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The Reorganization is one of several reorganizations of Aquila Municipal Trust into different MainStay Funds, and each of those reorganizations is contingent upon the approval by the shareholders of the respective fund(s) in Aquila Municipal Trust. Even if shareholders approve the respective reorganizations of the funds in Aquila Municipal Trust, including the Reorganization, consummation of the Reorganization is subject to certain conditions, including that the combined assets of such fund(s) in Aquila Municipal Trust for which the conditions precedent for the reorganizations of such funds have been satisfied amount to a certain agreed-upon threshold. Therefore, if such condition and other conditions are not satisfied or waived, then the Reorganization may not be consummated. If the Reorganization does not take place, the Board of Trustees of Aquila Municipal Trust may opt to continue the Acquired Fund as a series of Aquila Municipal Trust or it may, depending on its assessment of the Acquired Fund’s viability as part of the Aquila Municipal Trust, opt to liquidate and terminate the Acquired Fund.

The Reorganization Agreement may be terminated by the Board or the Board of Trustees of MainStay Funds Trust at any time prior to the Closing Date, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Reorganization Agreement inadvisable.

U.S. Federal Income Tax Consequences

The following is a general summary of certain U.S. federal income tax consequences of the Reorganization and is based upon the current provisions of the Code, the existing U.S. Treasury Regulations thereunder, current administrative rulings of the IRS and published judicial decisions, all of which are subject to change, possibly with retroactive effect. These considerations are general in nature and individual shareholders should consult their own tax advisers as to the U.S. federal, state, local, and foreign tax considerations applicable to them and their individual circumstances. These same considerations generally do not apply to shareholders who hold their shares in a tax-advantaged account.

The Reorganization is intended to qualify for U.S. federal income tax purposes as a “reorganization” described in Section 368(a) of the Code. As a condition to the closing of the Reorganization, the Acquired Fund and Acquiring Fund will receive a legal opinion from Dechert LLP substantially to the effect that for U.S. federal income tax purposes:

1)

The transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the Acquired Fund’s liabilities, followed by a distribution of those shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund will constitute a “reorganization” within the meaning of Section 368(a)(1)(F) of the Code;

2)

No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Acquired Fund solely in exchange for shares of the Acquiring Fund and the assumption by the Acquiring Fund of the liabilities of the Acquired Fund;

3)

The basis in the hands of the Acquiring Fund of the assets of the Acquired Fund transferred to the Acquiring Fund in the Reorganization will be the same as the basis of such assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (5) below;

4)

The holding periods of the assets of the Acquired Fund, other than any asset with respect to which gain or loss is required to be recognized as described in paragraph (5) below, in the hands of the Acquiring Fund will include the periods during which such assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an asset);

5)	No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s assets to the Acquiring Fund in exchange for shares of the Acquiring Fund and the assumption by the

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Acquiring Fund of the liabilities of the Acquired Fund, or upon the distribution (whether actual or constructive) by the Acquired Fund of shares of the Acquiring Fund to the shareholders of the Acquired Fund in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code;

6)	The shareholders of the Acquired Fund will not recognize a gain or loss upon the exchange of their shares of the Acquired Fund solely for shares of the Acquiring Fund as part of the Reorganization;

7)

The aggregate basis of the shares of the Acquiring Fund that the shareholders of the Acquired Fund receive in connection with the Reorganization will be the same as the aggregate basis of their respective shares in the Acquired Fund exchanged therefor;

8)

The holding period for the shares of the Acquiring Fund that a shareholder of the Acquired Fund receives in the Reorganization will include the period for which it held the shares of the Acquired Fund exchanged therefor, provided that on the date of the exchange it held such shares of the Acquired Fund as capital assets; and

9)

The Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

Notwithstanding the foregoing, no opinion will be expressed as to the tax consequences of the Reorganization on contracts or securities on which gain or loss is recognized upon the transfer of an asset regardless of whether such transfer would otherwise be a nonrecognition transaction under the Code. The opinion will be based on certain factual certifications made by the Acquired Fund and the Acquiring Fund and will also be based on customary assumptions. It is possible that the IRS could disagree with counsel’s opinion. Opinions of counsel are not binding upon the IRS or the courts. Neither the Acquired Fund nor the Acquiring Fund have requested or will request an advance ruling from the IRS as to the U.S. federal income tax consequences of the Reorganization. If the Reorganization were consummated but the IRS or the courts were to determine that the Reorganization did not qualify as a “reorganization” under the Code, and thus was taxable, the Acquired Fund would recognize gain or loss on the transfer of its assets to the Acquiring Fund, and each shareholder of the Acquired Fund that held shares in a taxable account would recognize a taxable gain or loss equal to the difference between its tax basis in its Acquired Fund shares and the fair market value of the shares of the Acquiring Fund it received.

The tax year of the Acquired Fund is expected to continue with the Acquiring Fund, and the undistributed capital gains, if any, resulting from portfolio repositioning prior to the Reorganization may be carried over to the Acquiring Fund.

Even if the Reorganization is a “reorganization” for U.S. federal income tax purposes, repositioning of the Acquired Fund’s portfolios may result in net realized capital gains or taxable income, which may result in taxable distributions to shareholders of the Funds before and/or after the date of the Reorganization.

Assuming the Reorganization qualifies as a “reorganization,” as expected, the Acquiring Fund will succeed to the tax attributes of the Acquired Fund (subject to the conditions and limitations under the Code) upon the closing of the Reorganization, including any capital loss carryovers that could have been used by the Acquired Fund to offset its future realized capital gains, if any, for U.S. federal income tax purposes. Capital losses of the Acquired Fund may be carried forward indefinitely to offset future capital gains. However, the capital losses of the Acquiring Fund, as the successor in interest to the Acquired Fund, might become subject to an annual limitation as a result of ownership changes that might occur in the future.

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As of the end of its fiscal year ended March 31, 2023, the Acquired Fund had $2,641,424 in capital loss carryforwards.

This description of certain U.S. federal income tax consequences of the Reorganization does not take into account shareholders’ particular facts and circumstances. Please consult your own tax advisor about the effect of state, local, foreign and other tax laws.

Expenses of the Reorganization

The expenses of the Reorganization will be paid by New York Life Investments (or its affiliates). The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting. The expenses of the Reorganization are estimated to be approximately $165,000-180,000. Neither the Acquiring Fund nor the Acquired Fund will bear any of the costs of the Reorganization.

Portfolio Transitioning

As discussed above, the Acquiring Fund and Acquired Fund have principal investment strategies that are similar, although there are material differences. As a result, Aquila does not anticipate that it will need to sell the Acquired Fund’s holdings if the Reorganization is consummated.

However, since the Reorganization is not expected to close until July 19, 2024, the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described may change significantly between now and the date of the Reorganization. The ability of the Fund to use capital losses to offset gains (even in the absence of the Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains or losses. The Acquired Fund may incur brokerage commissions and/or transaction expenses associated with the sale of portfolio securities. However, it is not possible at this time to provide an estimate of the gain or loss to be recognized by the Acquired Fund that would be carried over to the Acquiring Fund for U.S. federal income tax purposes or would be recognized in connection with the transition of the Acquired Fund’s portfolios.

Agreement between New York Life Investments and Aquila

In connection with the Reorganization, New York Life Investments and Aquila have entered into an agreement pursuant to which New York Life Investments has agreed to purchase from Aquila certain assets that relate to Aquila’s business of management and operation of mutual funds, including the Acquired Fund, contingent upon the closing of the Reorganization, among other contingencies. Under this agreement, Aquila has agreed to use its reasonable best efforts to obtain the approval of the Reorganization by the Board of Trustees of Aquila Municipal Trust and the Acquired Fund’s shareholders, subject to any fiduciary duty to which Aquila may be subject.

Section 15(f) of the 1940 Act provides a “safe harbor” by which an investment adviser to a fund may receive “any amount or benefit” in connection with certain transactions that cause the assignment of the adviser’s contract with the fund, provided certain conditions are met. Although MainStay Funds Trust and New York Life Investments do not believe Section 15(f) of the 1940 Act applies to the Reorganization, each has covenanted to comply with Section 15(f) of the 1940 Act in a manner that would qualify for the “safe harbor” provided by Section 15(f) as if Section 15(f) applied, and consequently:

1. for a period of three years after the Closing Date, at least 75% of the Trustees of MainStay Funds Trust (or any successor) will not be “interested persons” (as defined in the 1940 Act) of Aquila or New York Life Investments, and

2. for a period of two years after the Closing Date, no “unfair burden” will be imposed on the Acquiring Fund as a result of the Reorganization or any express or implied terms, conditions, or understandings applicable thereto.

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INFORMATION ABOUT MANAGEMENT OF THE FUNDS

GENERAL

Aquila Investment Management LLC

Aquila is located at 120 West 45th Street, Suite 3600, New York, New York 10036. Aquila is a wholly owned subsidiary of Aquila Management Corporation (“AMC”), founder and sponsor of each fund in the Aquila Group of Funds. As of December 31, 2023, the aggregate assets of the Aquila Group of Funds were approximately $2.09 billion. A discussion of the factors that the Acquired Fund’s Board of Trustees considered in renewing the Acquired Fund’s advisory agreement with Aquila is contained in the Acquired Fund’s semi-annual report for the period ended September 30, 2023. Under the Acquired Fund’s advisory agreement, Aquila, subject to the general supervision of the Acquired Fund’s Board of Trustees, manages the Acquired Fund in accordance with its investment objective and policies, and maintains related records.

New York Life Investment Management LLC

New York Life Investments is the investment manager to the Acquiring Fund. New York Life Investments is located at 51 Madison Avenue, New York, New York 10010. New York Life Investments, a Delaware limited liability company, commenced operations in April 2000 and is an indirect, wholly-owned subsidiary of New York Life. As of December 31, 2023, New York Life Investments and its affiliates managed approximately $716 billion in assets.

In accordance with the stated investment objective, policies and restrictions of the Acquiring Fund and subject to the oversight of the Board of Trustees of MainStay Funds Trust, New York Life Investments provides various advisory services to the Acquiring Fund. New York Life Investments is responsible for, among other things, managing all aspects of the advisory operations of the Acquiring Fund and the composition of the investment portfolio of the Acquiring Fund. New York Life Investments has delegated its portfolio management responsibilities for the Acquiring Fund to MacKay. New York Life Investments supervises the services provided by MacKay by performing due diligence, evaluating the performance of MacKay and periodically reporting to the Board of Trustees of MainStay Funds Trust regarding the results of New York Life Investments’ evaluation and monitoring functions. New York Life Investments periodically makes recommendations to the Board of Trustees of MainStay Funds Trust regarding the renewal, modification or termination of agreements with the subadvisors.

New York Life Investments is responsible for providing (or procuring) certain administrative services, such as furnishing the Acquiring Fund with office facilities and ordinary clerical, bookkeeping and recordkeeping services. In addition, New York Life Investments is responsible for maintaining certain financial, accounting and other records for the Acquiring Fund and providing various compliance services.

New York Life Investments pays the MainStay Funds Trust’s Chief Compliance Officer’s compensation (a portion of which is reimbursed by the MainStay Group of Funds), the salaries and expenses of all personnel affiliated with the Acquiring Fund, except for the independent members of the Board of Trustees of MainStay Funds Trust, and all operational expenses that are not the responsibility of the MainStay Group of Funds, including the fees paid to MacKay. Pursuant to a management agreement with the Acquiring Fund, New York Life Investments is entitled to receive fees from the Acquiring Fund, accrued daily and payable monthly.

MacKay Shields LLC

MacKay Shields LLC (“MacKay”) is located at 1345 Avenue of the Americas, New York, New York 10105. MacKay was privately held until 1984 when it became a subsidiary of New York Life. As of December 31, 2023, MacKay managed approximately $139.15 billion in assets.

Mackay will serve as the subadvisor to the Acquiring Fund.

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MANAGEMENT FEES

The management fee for the Acquiring Fund will be higher than the management fee for the Acquired Fund. Under the Advisory and Administration Agreement with Aquila with respect to the Acquired Fund, Aquila is entitled to receive a management fee at the annual rate of 0.50 of 1% of the Acquired Fund’s average annual net assets; provided, however, that for any day that the Acquired Fund pays or accrues a fee under the distribution plan of the Acquired Fund based upon the assets of the Acquired Fund, the annual fee shall be payable at the annual rate of 0.40 of 1% of the Acquired Fund’s average annual net assets. For the fiscal year ended March 31, 2023, the Acquired Fund accrued an aggregate annual management fee of 0.40% for services performed as a percentage of the average daily net assets.

The Acquiring Fund will pay management fees at the annual rate of 0.45% of the average daily net assets of the Acquiring Fund. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations and has paid no management fees. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class Z, 0.74%; Class C, 1.10%; and Class I, 0.55%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

Subadvisor

MacKay will serve as the subadvisor of the Acquiring Fund, subject to the oversight of New York Life Investments and the Board of Trustees of the Acquiring Fund. As compensation for such services, New York Life Investments (and not the Acquiring Fund) will pay MacKay a subadvisory fee in an amount equal to 0.225% of the average daily net assets of the Acquired Fund. New York Life Investments pays subadvisory fees to MacKay from its own assets and not from the assets of the Acquiring Fund.

PORTFOLIO MANAGERS

The portfolio managers of the Acquired Fund will not serve as portfolio managers of the Acquiring Fund and the portfolio managers of the Acquiring Fund may not be based in Arizona. The following section provides biographical information about the portfolio managers of the Acquiring Fund. MacKay’s offices are located at 1345 Avenue of the Americas, New York, New York.

Acquired Fund	Acquiring Fund
Anthony Tanner – Lead Portfolio Manager	Michael Denlinger – Portfolio Manager
Royden Durham – Portfolio Manager	David Dowden – Portfolio Manager
Timothy Iltz – Portfolio Manager	Scott Sprauer – Portfolio Manager
Michael Perilli – Portfolio Manager

Michael Denlinger, CFA. Mr. Denlinger has been a portfolio manager of the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund since 2021; and MainStay MacKay New York Tax Free Opportunities Fund since 2022. He joined MacKay in 2019 and is currently a Managing Director. Prior to joining MacKay, Mr. Denlinger was an institutional municipal credit trader at Bank of America Merrill Lynch with a primary focus on taxable and healthcare securities. Prior to trading credit, he was a high grade municipal trader. Mr. Denlinger earned a Bachelor’s degree in Economics from Johns Hopkins University in 2014. Mr. Denlinger is a CFA® charterholder and has been in the financial services industry since 2014.

David Dowden. Mr. Dowden is a Managing Director and Portfolio Manager at MacKay Shields. He joined MacKay Shields in 2009 as a Portfolio Manager in the Municipal Bond Division. He has managed the MainStay

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MacKay DefinedTerm Municipal Opportunities Fund since 2012, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Tax Free Bond Fund since 2014, MainStay MacKay Short Term Municipal Fund since 2015 and MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay U.S. Infrastructure Bond Fund since 2019. Before joining the firm, he was Chief Investment Officer at Financial Guaranty Insurance Company. He was previously with Alliance Capital Management as a Senior Portfolio Manager and at Merrill Lynch & Co. as a Municipal Strategist. He has an AB from Brown University and an MBA from Columbia University. He has been in the investment management industry since 1989.

Scott Sprauer. Mr. Sprauer is a Senior Managing Director. He joined MacKay Shields in 2009 as a Portfolio Manager in the Municipal Bond Division. He has managed the MainStay MacKay DefinedTerm Municipal Opportunities Fund since 2012, MainStay MacKay California Tax Free Opportunities Fund since 2013, MainStay MacKay Tax Free Bond Fund since 2014, MainStay MacKay Short Term Municipal Fund since 2015 and MainStay MacKay U.S. Infrastructure Bond Fund and MainStay MacKay Strategic Municipal Allocation Fund since 2019. Before joining the firm, he was Head Trader, Fixed Income at Financial Guaranty Insurance Company. Mr. Sprauer was previously with Dreyfus Corporation and Merrill Lynch Investment Managers as a Municipal Bond Portfolio Manager/Trader. He has a BSBA from Villanova University, and has been in the investment management industry since 1991.

Michael Perilli. Mr. Perilli has managed the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund and MainStay MacKay New York Tax Free Opportunities Fund since February 2024. He is currently a Director, portfolio manager and trader at MacKay. He joined MacKay in 2023. Before joining the firm he was a portfolio manager and trader on the municipal mutual fund desk at BlackRock focusing on both investment grade and high yield municipal bonds. From 2011-2014, he was a trader on the municipal separately managed account desk. Michael earned a Bachelor’s degree in Accounting from The College of New Jersey in 2007. He is a CFA® Charterholder. He has been in the financial services industry since 2008.

PAST PERFORMANCE OF THE FUNDS

Acquired Fund

The following bar chart and table show you how the Acquired Fund has performed in the past, and can help you understand the risks of investing in the Acquired Fund. The bar chart shows how the Acquired Fund’s Class Y share performance has varied for each full calendar year shown. The table below the bar chart compares the Acquired Fund’s returns (after applicable sales charges shown in the Shareholder Fees table above) for the periods shown with a broad measure of market performance. The Acquired Fund has selected the Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD as its benchmark.

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ANNUAL TOTAL RETURNS - As of December 31 Class Y Shares - 2014-2023

Calendar Years

Best Quarter	Worst Quarter
5.67%	-5.50%
Q4 2023	Q1 2022

The Acquired Fund’s past performance (before and after taxes) is no guarantee of how the Acquiring Fund will perform in the future.

	Average Annual Total Returns for the Periods Ended December 31, 2023
	1 Year	5 years	10 years
Class Returns Before Taxes:
Class A	1.32%	0.50%	1.90%
Class C	2.56%	0.49%	1.44%
Class Y	4.49%	1.48%	2.45%
Class Y Returns After Taxes:
On Distributions	4.44%	1.46%	2.42%
On Distributions and Redemption	3.79%	1.72%	2.56%
Bloomberg Municipal Bond: Quality Intermediate Total Return Index Unhedged USD* (This index of municipal bonds of issuers throughout the U.S. is unmanaged and does not reflect deductions for fund operating expenses, taxes or sales charges.)	4.65%	1.98%	2.27%

*

Source: Bloomberg Index Services Limited. BLOOMBERG® is a trademark and service mark of Bloomberg Finance L.P. and its affiliates (collectively “Bloomberg”). Bloomberg, or Bloomberg’s licensors, own all proprietary rights in the Bloomberg Indices. Neither Bloomberg nor Bloomberg’s licensors approve or endorse

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this material, or guarantee the accuracy or completeness of any information herein, nor does Bloomberg make any warranty, express or implied, as to the results to be obtained therefrom, and to the maximum extent allowed by law, neither shall have any liability or responsibility for injury or damages arising in connection therewith.

Acquiring Fund

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no calendar year performance information. The Acquiring Fund will assume the performance history of the Acquired Fund at the closing of the Reorganization.

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ADDITIONAL INFORMATION ABOUT THE FUNDS

Information about the Acquiring Fund and Acquired Fund is included in each Fund’s prospectus and statement of additional information. Information about the Acquired Fund is also included in its most recent Annual Report and Semi-Annual Report. Please review this important information carefully.

For more information about the Acquiring Fund, please see Appendix C.

FINANCIAL HIGHLIGHTS

The fiscal year end for the Acquired Fund is March 31. Following the Reorganization, the fiscal year end for the Acquiring Fund will become October 31.

The financial highlights of the Acquired Fund contained in Appendix D have been derived from financial statements audited by Tait, Weller & Baker LLP, except for the information for the six months ended September 30, 2023, which is unaudited.

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund has no financial highlights. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization.

FORMS OF ORGANIZATION

The Acquiring Fund is a non-diversified series of MainStay Funds Trust, an open-end management investment company registered with the SEC that is organized as a Delaware statutory trust. The Acquiring Fund is overseen by a board of trustees consisting of seven members, six of whom are not “interested persons” persons (as defined in the 1940 Act) of MainStay Funds Trust.

The Acquired Fund is a non-diversified series of Aquila Municipal Trust, an open-end management investment company registered with the SEC that is organized as a Massachusetts business trust. The Acquired Fund is overseen by the Board, which consists of eight members, seven of whom are not “interested persons” persons (as defined in the 1940 Act) of Aquila Municipal Trust.

OTHER SERVICE PROVIDERS

The Reorganization will affect other services currently provided to the Acquired Fund. The following table outlines certain service providers for the Acquired Fund and the comparable service providers for the Acquiring Fund.

	Acquired Fund	Acquiring Fund
Investment Manager	Aquila Investment Management LLC	New York Life Investment Management LLC

Subadvisor	—	MacKay Shields LLC

Administrator/Sub-Administrator	Aquila Investment Management LLC (administrator)	New York Life Investment Management LLC provides and procures administrative services for the Acquiring Fund pursuant to a management agreement JPMorgan Chase Bank, N.A. serves as a sub-administrator

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	Acquired Fund	Acquiring Fund

Distributor	Aquila Distributors LLC	NYLIFE Distributors LLC

Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	NYLIM Service Company LLC

Custodian	The Bank of New York Mellon	JPMorgan Chase Bank, N.A.

SECURITY OWNERSHIP OF MANAGEMENT AND PRINCIPAL SHAREHOLDERS

As of the Record Date, the current officers and trustees of the Acquired Fund, in the aggregate, owned less than 1% of the outstanding shares of any class of the Acquired Fund. As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has no shareholders. A list of the 5% shareholders of the Acquired Fund as of the Record Date, is contained in Appendix E.

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CAPITALIZATION

The following table shows on an unaudited basis the capitalization of the Acquiring Fund and the Acquired Fund as of February 29, 2024, and on a pro forma basis as of that date, giving effect to the Reorganization and the proposed acquisition of assets at net asset value. The pro forma capitalization information is for informational purposes only. No assurance can be given as to how many shares of the Acquiring Fund will be received by shareholders of the Acquired Fund on the Closing Date, and the information should not be relied upon to reflect the number of shares of the Acquiring Fund that actually will be received. The Acquiring Fund will assume the accounting history of the Acquired Fund at the closing of the Reorganization.

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As of April 15, 2024

	Aquila Tax-Free Trust of Arizona (Acquired Fund)	MainStay MacKay Arizona Muni Fund (Acquiring Fund)	Pro Forma Adjustments[1]		MainStay MacKay Arizona Muni Fund (Acquiring Fund) Pro Forma Combined After Reorganization
Net Assets
Class A	$133,864,562.17	$—	—	Class Z	$133,864,562.17
Class C	$1,671,571.25	$—	—	Class C	$1,671,571.25
Class Y	$43,052,450.78	$—	—	Class I	$43,052,450.78
Total	$178,588,584.20	$—	—		$178,588,584.20
Net Asset Value Per Share
Class A	$9.71	$—	—	Class Z	$9.71
Class C	$9.70	$—	—	Class C	$9.70
Class Y	$9.72	$—	—	Class I	$9.72
Shares Outstanding
Class A	13,782,508.106	—	—	Class Z	13,782,508.106
Class C	172,239.204	—	—	Class C	172,239.204
Class Y	4,428,461.628	—	—	Class I	4,428,461.628

[1]

Following the Reorganization, the Acquired Fund will be the accounting survivor. The expenses of the Reorganization will be borne by New York Life Investments. New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class Z, 0.74%; Class C, 1.10%; and Class I, 0.55%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund. In order to prevent dilution of their holdings, shareholders of the Acquired Fund will receive shares based on the net asset value of the Acquiring Fund as of the Closing Date.

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OTHER BUSINESS

The Board does not intend to present any other business at the Special Meeting with respect to the Acquired Fund. If, however, any other matters are properly brought before the Special Meeting, the persons named in the accompanying proxy card will vote thereon in accordance with their discretion.

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SHAREHOLDER COMMUNICATIONS WITH THE BOARD

Shareholders may send communications to the Board. Shareholders should send communications intended for the Board by addressing the communications to the Board, in care of the President of Aquila Municipal Trust and sending the communication to 120 West 45th Street, Suite 3600, New York, New York 10036. A shareholder communication must (i) be in writing and be signed by the shareholder, (ii) provide contact information for the shareholder, (iii) identify the Fund to which it relates, and (iv) identify the class and number of shares held by the shareholder. The President of the Trust may, in good faith, determine that a shareholder communication should not be provided to the Board because it does not reasonably relate to the Trust or its operations, management, activities, policies, service providers, Board, officers, shareholders or other matters relating to an investment in the Fund or is otherwise immaterial in nature. Other shareholder communications received by the Fund not directly addressed and sent to the Board will be reviewed and generally responded to by management, and will be forwarded to the Board only at management’s discretion based on the matters contained therein.

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VOTING INFORMATION

General

Who is asking for my vote?

The Board is soliciting your vote for a special meeting of the Acquired Fund’s shareholders.

Vote Required

Only shareholders of the Acquired Fund will vote on the Reorganization. Approval of the Reorganization will require a vote of the holders of at least a majority of the voting power of the shares of the Acquired Fund outstanding and entitled to vote on the Record Date. Shareholders of the Acquired Fund are entitled to vote equal to the number of dollars representing the net asset value of the share or fractional share determined as of the close of business on the Record Date. Shareholders of the Acquired Fund will vote as a single class on the proposal.

The number of shares of the Acquired Fund outstanding on the Record Date is 18,528,975.513 and the total net assets of the Fund as of such date are $181,244,804.49. The net asset value per share of each class of the Acquired Fund on the Record Date is: Class A, $9.78, Class C, $9.77 and Class Y, $9.79.

How is my proxy being solicited?

The Acquired Fund has retained Morrow Sodali, LLC (the “Solicitor”) to assist in the solicitation of proxies, at an estimated cost of $20,000. New York Life Investments shall solely bear this cost. As the date of the Special Meeting approaches, certain shareholders may receive a telephone call from a representative of the Solicitor if their votes have not yet been received. Authorization to permit the Solicitor to execute proxies may be obtained by telephonic instructions from shareholders of the Acquired Fund. Proxies that are obtained telephonically will be recorded in accordance with certain procedures, as explained further below. The Board believes that these procedures are reasonably designed to ensure that both the identity of the shareholder casting the vote and the voting instructions of the shareholder are accurately determined and recorded.

In situations where a telephonic proxy is solicited, the Solicitor’s representative is required to ask for each shareholder’s full name, address, social security or employer identification number, title (if the shareholder is authorized to act on behalf of an entity, such as a corporation), the number of shares owned, and to confirm that the shareholder has received the proxy materials in the mail. The Solicitor’s representative will explain the process, read the proposals on the proxy card, and ask for the shareholder’s instructions on each applicable proposal. Although the Solicitor’s representative is permitted to answer questions about the process, he or she is not permitted to recommend to the shareholder how to vote, other than reading any recommendation set forth in the Proxy Statement. The Solicitor’s representative will record the shareholder’s instructions on the proxy card. Within approximately 72 hours of soliciting telephonic voting instructions, the shareholder will be sent a letter or mailgram to confirm his or her vote and asking the shareholder to call the Solicitor immediately if his or her instructions are not correctly reflected in the confirmation.

Should you require additional information regarding the Special Meeting, you may contact the Solicitor toll-free at (833) 876-2476. In addition to solicitation by mail, certain officers and representatives of the Acquired Fund, officers and employees of Aquila or New York Life Investments or their respective affiliates and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit votes by telephone, telegram, facsimile, or other communication.

What happens to my proxy once I submit it?

The Board has named Diana P. Herrmann and Anita Albano, or one or more substitutes designated by them, as proxies who are authorized to vote Acquired Fund shares as directed by shareholders.

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Can I revoke my proxy after I submit it?

A shareholder may revoke their proxy at any time prior to its use by filing with the Acquired Fund a written revocation or a duly executed proxy bearing a later date. In addition, any shareholder who attends the Special Meeting in person may vote by ballot at the Special Meeting, thereby canceling any proxy previously given.

How will my shares be voted?

If you follow the voting instructions, your proxies will vote your shares as you have directed. If you submit your executed proxy card but do not vote on the proposal, your proxies will vote on the proposal as recommended by the Board. If any other matter is properly presented at the Special Meeting, the persons named in the enclosed proxy card will vote your shares in accordance with their best judgment. At the time this Proxy Statement/Prospectus was printed, the Board knew of no matter that needed to be acted upon at the Special Meeting other than the proposal discussed in this Proxy Statement/Prospectus.

Quorum and Tabulation

A quorum of shareholders of the Acquired Fund is required to take action at the Special Meeting with respect to the Acquired Fund. The holders of outstanding shares of the Acquired Fund entitled to vote and present in person or by proxy representing one-third (33.33%) of the voting power of the Acquired Fund shall constitute a quorum of the Acquired Fund’s shareholders. Shareholders of the Acquired Fund are entitled to vote equal to the number of dollars representing the net asset value of the share or fractional share determined as of the close of business on the Record Date.

Adjournments

The Special Meeting may, by action of the chair of the Special Meeting and without any action by shareholders be adjourned from time to time with respect to one or more matters to be considered at the Special Meeting, whether or not a quorum is present with respect to such matter.

Broker Non-Votes and Abstentions

If a shareholder abstains from voting as to any matter, then the shares represented by such abstention will be treated as shares that are present at the Special Meeting for purposes of determining the existence of a quorum. As such, all proxies voted, including abstentions, will be counted toward establishing a quorum. Broker-dealer firms holding shares of the Acquired Fund in “street name” for the benefit of their customers and clients will request instructions of such clients on how to vote their shares before the Special Meeting. Under the rules of the New York Stock Exchange, broker-dealer firms may, for certain “routine” matters, without instructions from their customers and clients, grant discretionary authority to the proxies designated by the Board to vote if no instructions have been received prior to the date specified in the broker-dealer firm’s request for voting instructions. The proposal is not a “routine” matter under the rules of the New York Stock Exchange. If you do not give instructions to your broker, your broker will not be able to vote your shares with respect to this proposal. We urge you to provide instructions to your broker or nominee so that your votes may be counted. Abstentions will have the effect of votes against the proposal. Ordinarily, broker non-votes, if any, would be counted as shares present and entitled to vote for purposes of determining whether a quorum is present, but would not be counted as a vote in favor of the proposal. However, because the proposal is considered non-routine, there are not expected to be any broker non-votes.

Can shareholders submit proposals for a future shareholder meeting?

The Acquired Fund is not required to hold annual meetings and currently does not intend to hold such meetings unless shareholder action is required in accordance with the 1940 Act or other applicable law. A shareholder

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proposal to be considered for inclusion in a proxy statement at any subsequent meeting of shareholders must be submitted a reasonable time before a proxy statement for that meeting is printed and mailed. Whether a proposal is included in a proxy statement will be determined in accordance with applicable U.S. federal and state laws.

Why did my household only receive one copy of this Proxy Statement/Prospectus?

Only one copy of this Proxy Statement/Prospectus may be mailed to each household, even if more than one person in the household is a Fund shareholder of record, unless the applicable Fund has received contrary instructions from one or more of the household’s shareholders. If a shareholder needs an additional copy of this Proxy Statement/Prospectus, please call 800-437-1020 (toll-free) or 212-697-6666.

In order to help achieve the presence of a quorum at the Special Meeting, prompt execution and return of the enclosed proxy card is requested. A self-addressed postage paid envelope is enclosed for your convenience. You also may vote via telephone or via the Internet. Please follow the voting instructions as outlined on your proxy card.

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APPENDIX A

The Form of Agreement and Plan of Reorganization has been included to provide investors with information regarding its terms. It is not intended to provide any other factual information about the Acquired Fund or the Acquiring Fund. In addition, the Agreement and Plan of Reorganization may be revised from that shown here prior to its execution and may be amended after its execution.

FORM OF

AGREEMENT AND PLAN OF REORGANIZATION

This Agreement and Plan of Reorganization (“Agreement”) is made as of [   ], 2024 by and between Aquila Municipal Trust, a Massachusetts business trust (“AMT”), on behalf of its series, the Aquila Tax-Free Trust of Arizona (the “Acquired Fund”), and MainStay Funds Trust, a Delaware statutory trust (“MainStay Funds”), on behalf of its series, the MainStay MacKay Arizona Muni Fund (the “Acquiring Fund” and, together with the Acquired Fund, the “Funds”). New York Life Investment Management LLC, a limited liability company organized under the laws of the State of Delaware (“New York Life Investments”), joins this Agreement solely for purposes of paragraphs 4.4 and 8.2; and Aquila Investment Management LLC, a limited liability company organized under the laws of the State of Delaware (“AIM”), joins this Agreement solely for purposes of paragraph 4.3.

This Agreement is intended to be and is adopted as a “plan of reorganization” within the meaning of Section 368(a)(1) of the Internal Revenue Code of 1986, as amended (the “Code”). The reorganization will consist of the transfer of all of the assets of the Acquired Fund to the Acquiring Fund in exchange solely for Class C, Class I and Class Z shares of beneficial interest of the Acquiring Fund (the “Acquiring Fund Shares”), the assumption by the Acquiring Fund of all liabilities of the Acquired Fund, and the distribution, upon the Closing Date (as defined in paragraph 3.1), of the Acquiring Fund Shares to the shareholders of the Acquired Fund in complete liquidation of the Acquired Fund, all upon the terms and conditions hereinafter set forth in this Agreement (the “Reorganization”).

The Board of Trustees of AMT has determined, with respect to the Acquired Fund, that (1) participation in the Reorganization is in the best interests of the Acquired Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquired Fund would not be diluted as a result of the Reorganization. The Board of Trustees of MainStay Funds has determined, with respect to the Acquiring Fund, that (1) participation in the Reorganization is in the best interests of the Acquiring Fund and its shareholders, and (2) the interests of the existing shareholders of the Acquiring Fund would not be diluted as a result of the Reorganization.

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

ARTICLE I

THE REORGANIZATION AND FUND TRANSACTIONS

1.1. The Reorganization. Subject to the requisite approval of the Acquired Fund’s shareholders and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, at the Effective Time (as defined in paragraph 2.4), AMT shall assign, deliver and otherwise transfer the Assets (as defined in paragraph 1.2) of the Acquired Fund to MainStay Funds on behalf of the Acquiring Fund. In consideration of the foregoing, at the Effective Time, MainStay Funds shall, on behalf of the Acquiring Fund, deliver to AMT on behalf of the Acquired Fund, full and fractional Acquiring Fund Shares (to the third decimal place), and MainStay Funds shall assume the Liabilities (as defined in paragraph 1.3) of the Acquired Fund on behalf of the Acquiring Fund. The number of Acquiring Fund Shares to be delivered shall be determined as set forth in paragraph 2.3.

1.2. Assets of the Acquired Fund. The assets of the Acquired Fund to be transferred to the Acquiring Fund shall consist of all assets and property, including, without limitation, all cash, cash equivalents, securities, receivables (including securities, interests and dividends receivable), commodities and futures interests, rights to register shares under applicable securities laws, all rights of the Acquired Fund, any deferred or prepaid expenses shown as an asset on the books of the Acquired Fund at the Effective Time, books and records, any deferred tax benefit and any other property owned by the Acquired Fund at the Effective Time (collectively, the “Assets”). Notwithstanding the foregoing, copies of the applicable books and records may be retained as required by applicable law or as necessary for the Acquired Fund or AIM on behalf of the Acquired Fund to prepare and file tax returns pursuant to paragraph 5.13 of this Agreement.

1.3. Liabilities of the Acquired Fund. The Acquired Fund will use commercially reasonable efforts to discharge its known liabilities and obligations prior to the Effective Time, other than liabilities and obligations necessary or appropriate for the Acquired Fund’s normal investment operations that are incurred in the ordinary course of business consistent with past practice. The Acquiring Fund shall assume all liabilities, obligations and debts of the Acquired Fund, whether known or unknown, absolute or contingent, accrued or unaccrued, existing at the Effective Time, and whether or not specifically referred to in this Agreement (collectively, the “Liabilities”).

1.4. Distribution of Acquiring Fund Shares. At the Closing (as defined below) (or as soon thereafter as is reasonably practicable), AMT, on behalf of the Acquired Fund, will distribute the Acquiring Fund Shares received from MainStay Funds pursuant to paragraph 1.1, pro rata to the record holders of the shares of the Acquired Fund determined as of the Effective Time (the “Acquired Fund Shareholders”) in complete liquidation of the Acquired Fund. Holders of Class A shares of the Acquired Fund will receive Class Z shares of the Acquiring Fund; holders of Class C shares of the Acquired Fund will receive Class C shares of the Acquiring Fund; holders of Class F shares of the Acquired Fund will receive Class I shares of the Acquiring Fund; and holders of Class Y shares of the Acquired Fund will receive Class I shares of the Acquiring Fund. Such distribution and liquidation will be accomplished by the transfer of the Acquiring Fund Shares then credited to the account of the Acquired Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the names of the Acquired Fund Shareholders. The aggregate net asset value of the Acquiring Fund Shares to be so credited to Acquired Fund Shareholders shall be equal to the aggregate net asset value of the then outstanding shares of beneficial interest of the Acquired Fund (the “Acquired Fund Shares”) owned by Acquired Fund Shareholders at the Effective Time. All issued and outstanding Acquired Fund Shares will simultaneously be redeemed and canceled on the books of the Acquired Fund. The Acquiring Fund shall not issue certificates representing the Acquiring Fund Shares in connection with such exchange.

1.5. Recorded Ownership of Acquiring Fund Shares. Ownership of Acquiring Fund Shares by the Acquired Fund Shareholders will be shown on the books of the Acquiring Fund’s transfer agent.

1.6. Filing Responsibilities of Acquired Fund. Except as otherwise expressly provided herein, any reporting responsibility of the Acquired Fund, including, but not limited to, the responsibility for filing regulatory reports, tax returns, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Fund.

1.7. Termination of Acquired Fund. The Acquired Fund will have its affairs wound up and be terminated as a separate series of AMT in accordance with Massachusetts law as soon as practicable following the Closing and the making of the distributions pursuant to paragraph 1.4.

ARTICLE II

VALUATION

2.1. Net Asset Value of the Acquired Fund. In connection with the Reorganization, the net asset value of the Acquired Fund Shares shall be the net asset value computed as of the Effective Time, after the declaration and payment of any dividends and/or other distributions on that date, using the valuation procedures adopted by the Board of Trustees of MainStay Funds, as described in the then-current prospectus and statement of additional information of the Acquiring Fund.

2.2. Net Asset Value of the Acquiring Fund. In connection with the Reorganization, the net asset value of the Acquiring Fund Shares shall be the same as the net asset value of the Acquired Fund Shares as computed in paragraph 2.1.

2.3. Calculation of Number of Acquiring Fund Shares. The number of Acquiring Fund Shares to be issued (including fractional shares to the third decimal place, if any) in connection with the Reorganization shall be equal to the number of full and fractional Acquired Fund Shares owned by Acquired Fund Shareholders at the Effective Time.

2.4. Effective Time. The Effective Time shall be the time at which the Funds calculate their net asset values as set forth in their respective prospectuses (normally the close of regular trading on the New York Stock Exchange (“NYSE”)) on the Closing Date (as defined in paragraph 3.1) or such other date and time as may be mutually agreed upon in writing by the parties hereto (the “Effective Time”).

ARTICLE III

CLOSING

3.1. Closing. The Reorganization, together with related acts necessary to consummate the same (“Closing”), shall occur at the principal office of New York Life Investments on or about [   ], 2024, or by facsimile, email or other communication, at such other place and/or on such other date as to which the parties may agree (the “Closing Date”). All acts taking place at the Closing shall be deemed to take place simultaneously as of the Effective Time.

3.2. Transfer and Delivery of Assets. AMT shall direct The Bank of New York Mellon (“BNYM”), as custodian for the Acquired Fund, to deliver, at the Closing, a certificate of an authorized officer of BNYM stating that the Assets were delivered in proper form to the Acquiring Fund or its custodian at the Effective Time. AMT, on behalf of the Acquired Fund, shall deliver, at the Closing, a certificate of an authorized officer of AMT stating that all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made. The Acquired Fund’s portfolio securities represented by a certificate or other written instrument, if any, shall be presented by BNYM, as custodian for the Acquired Fund, to those persons at JPMorgan Chase Bank, N.A. (“JPMorgan”), which serves as the custodian for the Acquiring Fund, who have primary responsibility for the safekeeping of the assets of the Acquiring Fund. Such presentation, if applicable, shall be made for examination no later than five (5) business days preceding the Effective Time, and shall be transferred and delivered by the Acquired Fund as of the Effective Time for the account of the Acquiring Fund duly endorsed in proper form for transfer in such condition as to constitute good delivery thereof. BNYM shall deliver to those persons at JPMorgan who have primary responsibility for the safekeeping of the assets of the Acquiring Fund as of the Effective Time by book entry, in accordance with the customary practices of JPMorgan and of each securities depository, as defined in Rule 17f-4 under the Investment Company Act of 1940, as amended (the “1940 Act”), in which the Assets are deposited, the Assets deposited with such depositories. The cash to be transferred by the Acquired Fund shall be delivered to JPMorgan or as instructed by MainStay Funds by wire transfer of federal funds at the Effective Time.

3.3. Share Records. AMT shall direct BNY Mellon Investment Servicing (US) Inc. (“BNYM Servicing”), in its capacity as transfer agent for the Acquired Fund (the “Transfer Agent”), to deliver to MainStay Funds at the Closing a certificate of an authorized officer of BNYM Servicing stating that its records contain the names and addresses of the Acquired Fund Shareholders and the number and percentage ownership of outstanding Acquired Fund Shares owned by each such Acquired Fund Shareholder immediately prior to the Closing. An officer of the Acquiring Fund shall issue and deliver to the Secretary of the Acquired Fund prior to the Effective Time a confirmation evidencing that the appropriate number of Acquiring Fund Shares will be credited to the Acquired Fund at the Effective Time, or provide other evidence reasonably satisfactory to the Acquired Fund as of the Effective Time that such Acquiring Fund Shares have been credited to the Acquired Fund’s accounts on the books of the Acquiring Fund.

3.4. Postponement of Effective Time. In the event that, at the Effective Time, (a) the NYSE or another primary trading market for portfolio securities of the Acquiring Fund or the Acquired Fund (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that, in the judgment of the Board of Trustees of AMT or the Board of Trustees of MainStay Funds, accurate appraisal of the value of the assets of the Acquired Fund or the Acquiring Fund, respectively, is impracticable, the Effective Time shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.

ARTICLE IV

REPRESENTATIONS AND WARRANTIES

4.1. Representations and Warranties of AMT. Except as has been fully disclosed to the Acquiring Fund in a written instrument executed by an officer of AMT, AMT, on behalf of the Acquired Fund, represents and warrants to MainStay Funds, on behalf of the Acquiring Fund, as follows:

(a) The Acquired Fund is a duly established series of AMT, which is a business trust duly organized, validly existing and in good standing under the laws of the Commonwealth of Massachusetts, with power under AMT’s Declaration of Trust and By-Laws, each as may have been amended from time to time, to own all of its properties and assets and to carry on its business as it is presently conducted.

(b) AMT is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquired Fund Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by AMT, on behalf of the Acquired Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the Securities Exchange Act of 1934, as amended (the “1934 Act”), and the 1940 Act, and such as may be required under state securities laws.

(d) The current prospectus, statement of additional information, shareholder reports, marketing and other related materials of the Acquired Fund and each prospectus and statement of additional information of the Acquired Fund used at all times prior to the date of this Agreement conform or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) At the Effective Time, AMT, on behalf of the Acquired Fund, will have good and marketable title to the Assets and full right, power, and authority to sell, assign, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for such Assets, MainStay Funds, on behalf of the Acquiring Fund, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including such restrictions as might arise under the 1933 Act; provided, however, that certain Assets may be pledged against the Acquired Fund’s investment contracts, including options, futures, forward contracts and other similar instruments, in accordance with the terms of such contracts.

(f) AMT, on behalf of the Acquired Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Massachusetts law or of its Declaration of Trust or By-Laws, or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound, including the Acquired Fund’s investment advisory agreement with AIM, which has been properly approved pursuant to Section 15(c) of the 1940 Act, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Fund (other than this Agreement and certain investment contracts, including options, futures, forward contracts and other similar instruments and those contracts listed on Schedule 4.1) will terminate without liability or obligation to the Acquired Fund on or prior to the Effective Time.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to AMT’s knowledge, threatened against the Acquired Fund or any of its properties or assets that would reasonably be expected to materially and adversely affect the Acquired Fund’s financial condition or the conduct of its business. AMT, on behalf of the Acquired Fund, knows of no facts which might form the basis for the institution of such proceedings. AMT, on behalf of the Acquired Fund, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Acquired Fund’s business or its ability to consummate the transactions herein contemplated.

(i) The financial statements, including the notes thereto, the Financial Highlights and the Schedule of Investments, of the Acquired Fund at [March 31, 2024] have been audited by Tait, Weller & Baker LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (copies of which have been furnished to the Acquiring Fund) present fairly, in all material respects, the financial condition of the Acquired Fund as of such date in accordance with GAAP, and there are no known contingent liabilities of the Acquired Fund required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date not disclosed therein.

(j) Since [March 31, 2024], there has not been any material adverse change in the Acquired Fund’s financial condition, assets, liabilities or business, other than changes occurring in the ordinary course of business, or any incurrence by the Acquired Fund of indebtedness maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Fund Shares due to declines in market values of securities held by the Acquired Fund, the discharge of the Acquired Fund’s liabilities, or the redemption of the Acquired Fund’s shares by shareholders of the Acquired Fund shall not constitute a material adverse change.

(k) For each taxable year of the Acquired Fund’s operation and for the portion through the Closing Date of the taxable year of the Acquired Fund that includes the Closing Date, the Acquired Fund met the requirements of Subchapter M of Chapter 1 of the Code for qualification as a regulated investment company, was eligible to and has computed (or will compute) its federal income tax under Section 852 of the Code, and will have distributed substantially all of its investment company taxable income and net tax-exempt income (computed without regard to the dividends-paid deduction) and net capital gain (as defined in the Code) relating to the taxable year ended [March 31, 2024] and all previous taxable years.

(l) At the Effective Time, all federal, state, local and other tax returns, dividend reporting forms, and other tax-related reports of the Acquired Fund required by law to have been filed by such date (including any extensions) shall have been filed and are or will be correct in all material respects, and all material federal, state, local and other taxes (whether or not shown as due on said returns and reports) shall have been paid or provision shall have been made for the payment thereof, and to the best of the knowledge of the Acquired Fund, no such return is currently under audit and no material assessment has been asserted with respect to such returns.

(m) All Acquired Fund Shares are, and on the Closing Date will be, duly and validly issued and outstanding, fully paid and non-assessable by AMT and have been offered and sold in compliance with applicable registration requirements of the 1933 Act and state securities laws of each state in which they have been offered and sold. All Acquired Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Fund, as provided in paragraph 3.3. The Acquired Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Fund Shares, nor is there outstanding any security convertible into any Acquired Fund Shares.

(n) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of AMT, on behalf of the Acquired Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of AMT, on behalf of the Acquired Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Acquired Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including the Financial Industry Regulatory Authority, Inc. (“FINRA”)) that may be necessary in connection with the transactions contemplated hereby, is or will be accurate and complete in all material respects and is or will comply in all material respects with federal securities and other laws and regulations applicable thereto.

(p) The Proxy Statement (as defined in paragraph 5.6), insofar as it relates to the Acquired Fund, from the date of the Proxy Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (p) shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Fund or New York Life Investments for use therein.

(q) The Acquired Fund’s investment operations, from inception to the date of this Agreement, have been in compliance in all material respects with the investment policies and investment restrictions set forth in the prospectus and statement of additional information of the Acquired Fund, as in effect from time to time, except as disclosed in writing to MainStay Funds.

(r) The due diligence materials made available by AMT are true and correct in all material respects and contain no material misstatements or omissions as of the date hereof.

4.2. Representations and Warranties of MainStay Funds. Except as has been fully disclosed to the Acquired Fund in a written instrument executed by an officer of MainStay Funds, MainStay Funds, on behalf of the Acquiring Fund, represents and warrants to AMT, on behalf of the Acquired Fund, as follows:

(a) The Acquiring Fund is a duly established series of MainStay Funds, which is a statutory trust duly organized, validly existing, and in good standing under the laws of the State of Delaware with power under

MainStay Funds’ Declaration of Trust and By-Laws, each as amended from time to time, to own all of its properties and assets and to carry on its business as described in the Proxy Statement.

(b) MainStay Funds is registered with the Commission as an open-end management investment company under the 1940 Act, and the registration of the Acquiring Fund Shares under the 1933 Act is in full force and effect or is anticipated to be in full force and effect on the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by MainStay Funds, on behalf of the Acquiring Fund, of the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws.

(d) At or prior to the Effective Time, MainStay Funds shall have on file with the Commission an effective prospectus and statement of additional information for the Acquiring Fund.

(e) The prospectus, statement of additional information, marketing and other related materials of the Acquiring Fund as of the Effective Date conform or will conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading; provided, however, that the representations and warranties of this subparagraph (e) shall not apply to statements in or omissions from the materials described in this subparagraph (e) made in reliance upon and in conformity with information that was furnished by the Acquired Fund or AIM for use therein.

(f) At the Effective Time, MainStay Funds, on behalf of the Acquiring Fund, will have good and marketable title to the Acquiring Fund’s assets (if any), free of any liens or other encumbrances, except those liens or encumbrances as to which the Acquired Fund has received notice and necessary documentation at or prior to the Closing.

(g) MainStay Funds, on behalf of the Acquiring Fund, is not engaged currently, and the execution, delivery and performance of this Agreement will not result, in (i) a material violation of Delaware law or of its Declaration of Trust and By-Laws or a material breach of any agreement, indenture, instrument, contract, lease or other undertaking to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound, or (ii) the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which MainStay Funds, on behalf of the Acquiring Fund, is a party or by which it is bound.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or, to MainStay Funds’ knowledge, threatened against MainStay Funds or any of its properties or assets that would reasonably be expected to materially and adversely affect the Acquiring Fund’s financial condition or the conduct of its business. MainStay Funds, on behalf of the Acquiring Fund, knows of no facts which might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects, or is expected to so affect, the Acquiring Fund’s business or its ability to consummate the transactions herein contemplated.

(i) At the Effective Time, the Acquiring Fund will have no assets (other than possibly a de minimis amount of assets to facilitate the transactions described in this Agreement) and no liabilities. The Acquiring Fund will not commence operations until after the Effective Time.

(j) The Acquiring Fund was established as a new series of MainStay Funds for the purpose of effecting the transactions described in this Agreement and, prior to the Closing Date, will have carried on no business activity (apart from holding the initial investment of the initial shareholder), will not have prepared books of account and related records or financial statements or issued any shares except for a de minimis amount of shares issued in a private placement to the initial shareholder of the Acquiring Fund and will not have had any tax attributes (including those specified in Section 381(c) of the Code). Immediately following the liquidation of the Acquired Fund as contemplated herein, 100% of the issued and outstanding shares of beneficial interest of the Acquiring Fund will be held by the former holders of Acquired Fund Shares. The Acquiring Fund will take all steps necessary after the Closing Date to qualify for taxation as a “regulated investment company” under Sections 851 and 852 of the Code. As of the Closing Date, no federal, state or other tax returns of the Acquiring Fund will have been required by law to be filed and no federal, state or other taxes will be due by the Acquiring Fund; the Acquiring Fund will not have been required to pay any assessments; and the Acquiring Fund will not have any tax liabilities. Consequently, as of the Closing Date, the Acquiring Fund will not have any tax deficiency or liability asserted against it or question with respect thereto raised, and the Acquiring Fund will not be under audit by the Internal Revenue Service or by any state or local tax authority for taxes in excess of those already paid. The authorized capital of MainStay Funds consists of an unlimited number of shares of beneficial interest, no par value, of such number of different series as the Board of Trustees of MainStay Funds may authorize from time to time. As of the date of this Agreement, the Acquiring Fund has no outstanding shares of any class. As of the Closing Date, the authorized and offered shares of beneficial interest of the Acquiring Fund will include, among other classes, Class C, Class I and Class Z shares, each having the characteristics described in the Acquiring Fund’s prospectus. No options, warrants or other rights to subscribe for or purchase, or securities convertible into, any Acquiring Fund Shares are outstanding.

(k) The execution, delivery and performance of this Agreement will have been duly authorized prior to the Effective Time by all necessary action, if any, on the part of the Board of Trustees of MainStay Funds, on behalf of the Acquiring Fund, and, subject to the approval of the shareholders of the Acquired Fund, this Agreement will constitute a valid and binding obligation of MainStay Funds, on behalf of the Acquiring Fund, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(l) The Acquiring Fund’s authorized capitalization will be as set forth in its prospectus and statement of additional information at the Effective Time and the Acquiring Fund Shares shall conform in all material respects to the description thereof contained in such prospectus and statement of additional information. The Acquiring Fund Shares to be issued and delivered to the Acquired Fund, for the account of the Acquired Fund Shareholders, pursuant to the terms of this Agreement, will at the Effective Time have been duly authorized and, when so issued and delivered, will be duly and validly issued Acquiring Fund Shares, will be fully paid and non-assessable by MainStay Funds, and will have been issued in every jurisdiction in compliance in all material respects with applicable registration requirements and applicable securities laws. The Acquiring Fund does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquiring Fund Shares, nor is there outstanding any security convertible into any of the Acquiring Fund’s shares.

(m) The information to be furnished by the Acquiring Fund for use in registration statements, proxy materials and other documents filed or to be filed with any federal, state or local regulatory authority (including FINRA) that may be necessary in connection with the transactions contemplated hereby shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Proxy Statement (as defined in paragraph 5.6), insofar as it relates to the Acquiring Fund and the Acquiring Fund Shares, from the date of the Proxy Statement through the date of the meeting of the shareholders of the Acquired Fund contemplated therein and at the Effective Time (i) does not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not materially misleading, and (ii) complies in all material respects with the provisions of the 1933 Act, if applicable, the 1934 Act, and the 1940 Act and the rules and regulations thereunder; provided, however, that the representations and warranties of this subparagraph (n) shall not apply to statements in or omissions from the Proxy Statement made in reliance upon and in conformity with information that was furnished by the Acquired Fund or AIM for use therein.

(o) The Acquiring Fund’s investment advisory agreement with New York Life Investments, and the subadvisory agreement between New York Life Investments and MacKay Shields LLC, have been properly approved by both (1) the Board of Trustees of the MainStay Funds pursuant to Section 15(c) of the 1940 Act and (2) the initial shareholder of the Acquiring Fund pursuant to Section 15(a) of the 1940 Act.

4.3. Representations and Warranties of AIM.

AIM, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a) AIM is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. AIM has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b) The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of AIM and by all other necessary limited liability company action on the part of AIM, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of AIM enforceable against AIM in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c) As of each of the effective date of the registration statement on Form N-14 of the Acquiring Fund, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Proxy Statement (as defined in paragraph 5.6) and registration statement of the Acquiring Fund, including the documents contained or incorporated therein by reference, insofar as they relate to AIM, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(d) The due diligence materials made available by AIM are true and correct in all material respects and contain no material misstatements or omissions as of the date hereof.

4.4. Representations and Warranties of New York Life Investments.

New York Life Investments, on behalf of itself, represents and warrants the following as of the date hereof and agrees to confirm the continuing accuracy and completeness in all material respects of the following on the Closing Date:

(a) New York Life Investments is a limited liability company duly formed and validly existing under the laws of the State of Delaware and has power to own all of its properties and assets and to carry out its obligations under this Agreement. New York Life Investments has all necessary federal, state and local authorizations to carry on its business as now being conducted.

(b) The execution, delivery and performance of this Agreement have been duly authorized by the appropriate governing body of New York Life Investments and by all other necessary limited liability company action on the part of New York Life Investments, and, subject to the due authorization, execution and delivery of this Agreement by the other parties hereto, this Agreement constitutes the valid and binding obligation of New York Life Investments enforceable against New York Life Investments in accordance with its terms, except as the same may be limited by bankruptcy, insolvency, reorganization or other similar laws affecting the enforcement of creditors’ rights generally and other equitable principles.

(c) As of each of the effective date of the registration statement on Form N-14 of the Acquiring Fund, the date of the meeting of shareholders of the Acquired Fund and the Closing Date, the Proxy Statement (as defined in paragraph 5.6) and registration statement of the Acquiring Fund, including the documents contained or incorporated therein by reference, insofar as they relate to New York Life Investments, will not contain any untrue statement of a material fact or omit to state a material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which such statements were made, not misleading.

(d) The due diligence materials made available by New York Life Investments are true and correct in all material respects and contain no material misstatements or omissions, as of the date hereof.

ARTICLE V

COVENANTS AND AGREEMENTS

5.1. Conduct of Business. The Acquired Fund will operate its business in the ordinary course consistent with past practice between the date hereof and the Effective Time, it being understood that such ordinary course of business with respect to the Acquired Fund will include the declaration and payment of customary dividends and distributions, and any other distribution that may be advisable. The Acquiring Fund shall not publicly issue any shares or other securities, or conduct any business or activity prior to the Closing except for such activity as is required to consummate the transactions contemplated by this Agreement.

5.2. Meeting of Shareholders. AMT will call a meeting of the shareholders of the Acquired Fund to consider and act upon this Agreement and to take all other action necessary to obtain approval of the transactions contemplated herein.

5.3. No Distribution of Acquiring Fund Shares. The Acquired Fund covenants that the Acquiring Fund Shares to be issued hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.4. Information. The Acquired Fund will assist the Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Acquired Fund Shares.

5.5. Other Necessary Action. Subject to the provisions of this Agreement, the Acquiring Fund and the Acquired Fund will each take, or cause to be taken, all action, and do or cause to be done all things, reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.6. Proxy Statement. The Acquired Fund will provide the Acquiring Fund with information regarding the Acquired Fund reasonably necessary for the preparation of a proxy statement/prospectus (the “Proxy Statement”) to be included in a registration statement on Form N-14 of the Acquiring Fund, in compliance with the 1933 Act, the 1934 Act and the 1940 Act, in connection with the meeting of the shareholders of the Acquired Fund to consider approval of this Agreement and the transactions contemplated herein.

5.7. Liquidating Distribution. As soon as is reasonably practicable after the Closing, the Acquired Fund will make a liquidating distribution to Acquired Fund Shareholders consisting of the Acquiring Fund Shares received at the Closing.

5.8. Best Efforts. The Acquiring Fund and the Acquired Fund shall each use their reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent set forth in Article VI to effect the transactions contemplated by this Agreement as promptly as practicable.

5.9. Other Instruments. AMT, on behalf of the Acquired Fund, and MainStay Funds, on behalf of the Acquiring Fund, each covenants that it will, from time to time, as and when reasonably requested by the other party, execute and deliver or cause to be executed and delivered all such assignments and other instruments, and will take or cause to be taken such further action as the other party may reasonably deem necessary or desirable in order to vest in and confirm (a) AMT’s, on behalf of the Acquired Fund, title to and possession of the Acquiring Fund Shares to be delivered hereunder, and (b) MainStay Funds’, on behalf of the Acquiring Fund, title to and possession of all the Assets. Each of AMT and MainStay Funds agrees to take actions and otherwise to carry out the intent and purpose of this Agreement.

5.10. Regulatory Approvals. The Acquiring Fund will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Effective Time.

5.11. Reorganization. The Acquired Fund and the Acquiring Fund agree to treat the Reorganization as a “reorganization” under Section 368(a)(1)(F) of the Code and will file all tax returns consistent with such treatment. Neither the Acquired Fund nor the Acquiring Fund shall take any action or cause any action to be taken (including, without limitation, the filing of any tax return that is inconsistent with such treatment or that results in the failure of the transaction to qualify as a reorganization under Section 368(a)(1)(F) of the Code).

5.12. Continued Insurance Coverage. AMT shall arrange for an insurance policy providing coverage for any claims related to the Acquired Fund in favor of the Board of Trustees and officers of AMT for any expenses, losses, claims, damages and liabilities relating to periods prior to the Closing upon such terms, including matters arising from conduct or omissions occuring prior to the Closing, as may be reasonably acceptable to the Board of Trustees of AMT.

5.13. Tax Filings. The Acquired Fund (or AIM on behalf of the Acquired Fund) shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquired Fund with respect to taxable years ending prior to the Closing Date and further shall cause such tax returns to be duly filed with the appropriate taxing authorities. The Acquiring Fund (or New York Life Investments on behalf of the Acquiring Fund) shall prepare, or cause its agents to prepare, any federal, state or local tax returns required to be filed by the Acquiring Fund with respect to taxable years ending after the Closing and further shall cause such tax returns to be duly filed with the appropriate taxing authorities.

5.14. Compliance with Section 15(f) of the 1940 Act. (a) MainStay Funds agrees that for a period of three (3) years after the Closing Date, MainStay Funds will maintain the composition of its Board of Trustees so that at least 75% of the board members of MainStay Funds (or any successor) are not “interested persons” (as defined in the 1940 Act) of New York Life Investments or AIM; and (b) New York Life Investments agrees that for a period of two (2) years after the Closing Date, neither New York Life Investments nor any of its affiliates (or any entity which will act as investment adviser to the Acquiring Fund or (any successor)) has or shall have any express or implied understanding, arrangement or intention to impose an “unfair burden” (pursuant to Section 15(f) of the 1940 Act) on the Acquiring Fund (or any successor) as a result of the transactions contemplated hereby.

ARTICLE VI

CONDITIONS PRECEDENT

6.1. Conditions Precedent to Obligations of Acquired Fund. The obligations of AMT, on behalf of the Acquired Fund, to consummate the transactions provided for herein shall be subject, at AMT’s election, to the following conditions:

(a) All representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b) MainStay Funds, on behalf of the Acquiring Fund, shall have delivered to the Acquired Fund a certificate executed in the name of the Acquiring Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to AMT, and dated as of the Effective Time, to the effect that the representations and warranties of MainStay Funds, on behalf of the Acquiring Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as AMT shall reasonably request.

(c) The post-effective amendment to the registration statement of the Acquiring Fund on Form N-1A relating to the Acquiring Fund Shares shall have become effective and no stop order suspending the effectiveness thereof shall have been issued and, to the best knowledge of the Acquiring Fund, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act or 1940 Act.

(d) MainStay Funds, on behalf of the Acquiring Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by MainStay Funds, on behalf of the Acquiring Fund, on or before the Effective Time.

(e) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f) AMT shall have received on the Closing Date the opinion of Dechert LLP, counsel to the MainStay Funds, with such assumptions and limitations as shall be in the reasonable opinion of such firm appropriate to render the opinions expressed therein, dated as of the Closing Date, covering the following points:

(1) MainStay Funds has been duly organized and is validly existing and in good standing under the laws of the State of Delaware and has the trust power to own all of the Acquiring Fund’s properties and assets and to carry on its business, including that of the Acquiring Fund, as a registered investment company;

(2) The Agreement has been duly authorized by MainStay Funds, on behalf of the Acquiring Fund and, assuming due authorization, execution and delivery of the Agreement by AMT, is a valid and binding obligation of MainStay Funds on behalf of the Acquiring Fund enforceable against MainStay Funds in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(3) The Acquiring Fund Shares to be issued to the Acquired Fund Shareholders as provided by this Agreement are duly authorized, upon such delivery will be validly issued and outstanding, and will be fully paid and non-assessable by MainStay Funds and no shareholder of an Acquiring Fund has any preemptive rights to subscription or purchase in respect thereof;

(4) The execution and delivery of the Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a material violation of MainStay Funds’ Declaration of Trust or By-Laws or any provision of any agreement (known to such counsel) to which MainStay Funds is a party or by which it is bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty under any agreement, judgment or decree to which the MainStay Funds is a party or by which it is bound;

(5) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required to be obtained by MainStay Funds in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(6) MainStay Funds is a registered investment company classified as a management company of the open-end type with respect to each series of shares it offers, including those of the Acquiring Fund, under the 1940 Act, and its registration with the Commission as an investment company under the 1940 Act is in full force and effect; and

(7) To the knowledge of such counsel, and except as otherwise disclosed to AMT pursuant to paragraph 4.2(h) of this Agreement, no litigation or administrative proceeding or investigation of or before any court or governmental body is presently pending or threatened as to MainStay Funds or the Acquiring Fund and neither MainStay Funds nor the Acquiring Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business.

6.2. Conditions Precedent to Obligations of Acquiring Fund. The obligations of MainStay Funds, on behalf of the Acquiring Fund, to complete the transactions provided for herein shall be subject, at MainStay Funds’ election, to the following conditions:

(a) All representations and warranties of AMT, on behalf of the Acquired Fund, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Effective Time, with the same force and effect as if made on and as of the Effective Time.

(b) AMT shall have delivered to the Acquiring Fund a statement of the Acquired Fund’s Assets and Liabilities, as of the Effective Time, that is prepared in accordance with GAAP and certified by the Treasurer of AMT.

(c) AMT, on behalf of the Acquired Fund, shall have delivered to the Acquiring Fund a certificate executed in the name of the Acquired Fund by its President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to MainStay Funds and dated as of the Effective Time, to the effect that the representations and warranties of AMT, on behalf of the Acquired Fund, made in this Agreement are true and correct at and as of the Effective Time, except as they may be affected by the transactions contemplated by this Agreement, and as to such other matters as MainStay Funds shall reasonably request.

(d) AMT, on behalf of the Acquired Fund, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by AMT, on behalf of the Acquired Fund, on or before the Effective Time.

(e) The Acquired Fund and the Acquiring Fund shall have agreed on the number of full and fractional Acquiring Fund Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 2.3.

(f) The MainStay Funds shall have received on the Closing Date the opinion of Morgan, Lewis & Bockius, LLP, counsel to AMT, with such assumptions and limitations as shall be in the reasonable opinion of such firm appropriate to render the opinions expressed therein, covering the following points:

(1) AMT has been duly organized and is validly existing and in good standing as a business trust under the laws of the Commonwealth of Massachusetts and has the trust power to own all of the Acquired Fund’s properties and assets and to carry on its business, including that of the Acquired Fund, as a registered investment company;

(2) AMT has the power and authority under its Declaration of Trust, its Bylaws and Massachusetts law to execute and deliver the Agreement and to consummate the transactions contemplated thereby;

(3) The Agreement has been duly authorized, executed and delivered by AMT, on behalf of the Acquired Fund, under Massachusetts law;

(4) Assuming due authorization, execution and delivery of the Agreement by MainStay Funds, New York Life Investments and AIM, the Agreement constitutes the valid and binding obligation of AMT, on behalf of the Acquired Fund, enforceable against AMT in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights generally and to general equity principles;

(5) Neither the execution and delivery by AMT, on behalf of the Acquired Fund, of the Agreement nor the consummation by AMT of the transactions contemplated thereby: (i) materially violates AMT’s Declaration of Trust or By-Laws; or (ii) constitutes a material violation of, or a default under, any agreement listed in response to Item 28 of Part C of AMT’s registration statement on Form N-1A as of the date hereof to which AMT, on behalf of the Acquired Fund, is a party or by which it is bound;

(6) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required to be obtained by AMT in order to consummate the transactions contemplated herein, except such as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act, and such as may be required under state securities laws;

(7) AMT has filed a Notification of Registration pursuant to Section 8(a) of the 1940 Act (the “1940 Act Notification”) and, based solely on a review of the website of the SEC, no order of suspension or revocation of such 1940 Act Notification has been issued and no proceedings for any such purpose have been instituted or are pending with the SEC; and

(8) To the knowledge of such counsel there are no legal or governmental proceedings pending to which AMT is a party that are required to be disclosed in the Proxy Statement that are not so disclosed therein.

6.3. Other Conditions Precedent. If any of the conditions set forth in this paragraph 6.3 have not been satisfied on or before the Effective Time, AMT, on behalf of the Acquired Fund, or MainStay Funds, on behalf of the Acquiring Fund, shall, at its option, not be required to complete the transactions contemplated by this Agreement.

(a) The Agreement and the transactions contemplated herein shall have been approved by the requisite vote of the holders of the outstanding Acquired Fund Shares in accordance with the provisions of AMT’s Declaration of Trust and By-Laws, applicable Massachusetts law and the 1940 Act and the regulations thereunder, and certified copies of the resolutions evidencing such approval shall have been delivered to the Acquiring Fund. Notwithstanding anything herein to the contrary, AMT and MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively, may not waive the conditions set forth in this paragraph 6.3(a).

(b) Each of the conditions to the Closing set forth in Section 7 of the Asset Purchase Agreement between New York Life Investments and AIM for the sale of assets related to the management of the Acquired Fund (hereinafter referred to as the “Purchase Agreement”) have been satisfied or waived by the relevant party, including, unless waived by New York Life Investments, the assets under management with respect to the Partial Closing Fund(s) (as defined in the Purchase Agreement) for which requisite approvals have been received must be greater than $1 billion in the aggregate on the closing date of the Fund Reorganization Transactions (as defined in the Purchase Agreement) or such Partial Closing (as defined in the Purchase Agreement) in the case of a Partial Closing. Notwithstanding any other provision in this Agreement, New York Life Investments may waive the conditions set forth in this paragraph 6.3(b).

(c) At the Effective Time, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, nor instituted any proceeding seeking to enjoin the consummation of the Reorganization contemplated by this Agreement under Section 25(c) of the 1940 Act and no action, suit or other proceeding shall be pending or, to the knowledge of AMT or MainStay Funds, threatened before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with, this Agreement or the transactions contemplated herein.

(d) All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by AMT and MainStay Funds to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Fund or the Acquired Fund, provided that either party hereto may for itself waive any of such conditions.

(e) The Proxy Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

(f) AMT and the MainStay Funds shall have received an opinion of Dechert LLP as to federal income tax matters substantially to the effect that, based on the facts, representations, assumptions stated therein and conditioned on consummation of the Reorganization in accordance with this Agreement, for federal income tax purposes:

(1) The transfer by the Acquired Fund of all of its Assets to the Acquiring Fund in exchange solely for Acquiring Fund Shares and the assumption by the Acquiring Fund of all the Liabilities of the Acquired Fund, followed by the distribution of such shares to the Acquired Fund Shareholders in complete liquidation of the Acquired Fund, will constitute a reorganization under Section 368(a)(1)(F) of the Code and the Acquired Fund and the Acquiring Fund will each be “a party to a reorganization” within the meaning of Section 368(b) of the Code.

(2) No gain or loss will be recognized by the Acquired Fund upon the transfer of the Acquired Fund’s Assets to the Acquiring Fund solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities, or upon the distribution (whether actual or constructive) by the Acquired Fund of such Acquiring Fund Shares to the Acquired Fund Shareholders in liquidation, except that the Acquired Fund may be required to recognize gain or loss with respect to: (A) contracts described in Section 1256(b) of the Code; (B) stock in a passive foreign investment company, as defined in Section 1297(a) of the Code; or (C) any other gain or loss required to be recognized upon the termination of a position, or upon the transfer of such asset regardless of whether such a transfer would otherwise be a nontaxable transaction under the Code.

(3) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the Acquired Fund’s Assets solely in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the Acquired Fund’s Liabilities.

(4) No gain or loss will be recognized by the Acquired Fund Shareholders upon the distribution to them by the Acquired Fund of the Acquiring Fund Shares solely in exchange for their Acquired Fund Shares as part of the Reorganization.

(5) The basis of the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will be the same as the basis of the shareholder’s Acquired Fund Shares exchanged therefor.

(6) The basis of the Acquired Fund’s Assets received by the Acquiring Fund in the Reorganization will be the same as the basis of the Acquired Fund’s Assets in the hands of the Acquired Fund immediately prior to the transfer, adjusted for any gain or loss required to be recognized in paragraph (2) above.

(7) The holding period for the Acquiring Fund Shares received by each Acquired Fund Shareholder in the Reorganization will include the period for which the shareholder held the Acquired Fund Shares exchanged therefor, provided that the shareholder held such Acquired Fund Shares as a capital asset at the time of the exchange.

(8) The holding period of the Acquired Fund’s Assets in the hands of the Acquiring Fund will include the period for which the Acquired Fund’s Assets were held by the Acquired Fund (except where investment activities of the Acquiring Fund have the effect of reducing or eliminating a holding period with respect to an Asset and except for any asset with respect to which gain or loss is required to be recognized as described in paragraph (2) above).

(9) The Reorganization will not result in the termination of the Acquired Fund’s taxable year, and the Acquiring Fund will succeed to and take into account those tax attributes of the Acquired Fund that are described in Section 381(c) of the Code, subject to the conditions and limitations specified in the Code, the regulations thereunder, and existing court decisions and published interpretations of the Code and regulations.

The delivery of such opinion is conditioned upon receipt by Dechert LLP of representations requested of AMT and Mainstay Funds on behalf of the Acquired Fund and the Acquiring Fund, respectively. Notwithstanding anything herein to the contrary, neither party may waive the condition set forth in this paragraph 6.3(f).

(g) BNYM shall have delivered such certificates or other documents as set forth in paragraph 3.2.

(h) The Transfer Agent shall have delivered to MainStay Funds a certificate of its authorized officer as set forth in paragraph 3.3.

(i) The Acquiring Fund shall have issued and delivered to the Secretary of the Acquired Fund the confirmation as set forth in paragraph 3.3.

(j) Each party shall have delivered to the other such bills of sale, checks, assignments, receipts or other documents as reasonably requested by such other party or its counsel.

(k) AMT shall have obtained the insurance policy as set forth in paragraph 5.12 of this Agreement.

ARTICLE VII

INDEMNIFICATION AND LIABILITIES

7.1. Indemnification by MainStay Funds. MainStay Funds, solely out of the Acquiring Fund’s assets and property, agrees to indemnify and hold harmless AMT, the Acquired Fund, and their trustees, officers, employees and agents (the “AMT Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the AMT Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquiring Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquired Fund, or the AMT Indemnified Parties.

7.2. Indemnification by AMT. AMT, solely out of the Acquired Fund’s assets and property, agrees to indemnify and hold harmless MainStay Funds, the Acquiring Fund, and their trustees, officers, employees and agents (the “MainStay Indemnified Parties”) from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the MainStay Indemnified Parties may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on any material breach by the Acquired Fund of any of its representations, warranties, covenants or agreements set forth in this Agreement, provided that this indemnification shall not apply to the extent such loss, claim, damage, liability or expense (or actions with respect thereto) shall be due to any negligent, intentional or fraudulent act, omission or error of the Acquiring Fund, or the MainStay Indemnified Parties.

7.3. Liability of AMT. The Declaration of Trust of AMT is on file with the Secretary of the Commonwealth of Massachusetts. MainStay Funds understands and agrees that the obligations of AMT on behalf of the Acquired Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of AMT on behalf of AMT personally, but shall bind only AMT on behalf of the Acquired Fund and the Acquired Fund’s property. Moreover, no series of AMT other than the Acquired Fund shall be responsible for the obligations of AMT hereunder, and all persons shall look only to the assets of the Acquired Fund to satisfy the obligations of the Acquired Fund hereunder. MainStay Funds represents that it is on notice of the provisions of the Declaration of Trust of AMT disclaiming shareholder and trustee liability for acts or obligations of the Acquired Fund. This Agreement has been signed and delivered on behalf of AMT, on behalf of the Acquired Fund, by an authorized officer of AMT, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquired Fund as provided in AMT’s Declaration of Trust.

7.4. Liability of MainStay Funds. AMT understands and agrees that the obligations of MainStay Funds on behalf of the Acquiring Fund under this Agreement shall not be binding upon any trustee, shareholder, nominee, officer, agent or employee of MainStay Funds on behalf of MainStay Funds personally, but shall bind only MainStay Funds on behalf of the Acquiring Fund and the Acquiring Fund’s property. Moreover, no series of MainStay Funds other than the Acquiring Fund shall be responsible for the obligations of MainStay Funds hereunder, and all persons shall look only to the assets of the Acquiring Fund to satisfy the obligations of the Acquiring Fund hereunder. AMT represents that it is on notice of the provisions of the Declaration of Trust of MainStay Funds disclaiming shareholder and trustee liability for acts or obligations of the Acquiring Fund. This Agreement has been signed and delivered on behalf of MainStay Funds, on behalf of the Acquiring Fund, by an authorized officer of MainStay Funds, and such execution and delivery by such officer shall not be deemed to have been made by such officer individually or to impose any liability on such officer, the trustees or the shareholders personally, but shall bind only the Acquiring Fund as provided in MainStay Fund’s Declaration of Trust.

ARTICLE VIII

BROKERAGE FEES AND EXPENSES

8.1. No Broker or Finder Fees. AMT and MainStay Funds, on behalf of the Acquired Fund and the Acquiring Fund, respectively, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

8.2. Expenses of Reorganization. The expenses relating to the proposed Reorganization will be borne by New York Life Investments. The costs of the Reorganization shall include, but not be limited to, costs associated with obtaining any necessary order of exemption from the 1940 Act, if any, preparation of the registration statement, printing and distributing the Proxy Statement, legal fees, accounting fees, securities registration fees, proxy solicitation expenses and expenses of holding shareholders’ meetings.

ARTICLE IX

AMENDMENTS AND TERMINATION

9.1. Amendments. This Agreement may be amended, modified or supplemented in such mutually agreeable manner as may be deemed necessary or advisable by the authorized officers of AMT or MainStay Funds, on behalf of either the Acquired Fund or the Acquiring Fund, respectively; provided, however, that following the approval of this Agreement by the shareholders of the Acquired Fund, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Acquired Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

9.2. Termination. This Agreement may be terminated and the transactions contemplated hereby may be abandoned by resolution of the Board of Trustees of AMT or the Board of Trustees of MainStay Funds, on behalf of the Acquired Fund or the Acquiring Fund, respectively, at any time prior to the Effective Time, if circumstances should develop that, in the opinion of such Board of Trustees, make proceeding with the Agreement inadvisable.

ARTICLE X

NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by electronic delivery (i.e., e-mail) personal service or prepaid or certified mail addressed as follows:

If to AMT:

Aquila Investment Management LLC

120 West 45th Street, Suite 3600

New York, New York, 10036

Attn.: Diana P. Herrmann

Telephone: 212-697-6666

Email: dherrmann@aquilafunds.com

With copies to (which shall not constitute notice) to:

Morgan, Lewis & Bockius LLP

One Federal Street

Boston, MA 02110

Attn.: Toby R. Serkin, Esq.

Telephone No.: (617) 951-8760

Email: toby.serkin@morganlewis.com

Vedder Price P.C.

222 North LaSalle Street

Chicago, IL 60601

Attn.: Maureen A. Miller, Esq.

Telephone No.: (312) 609-7699

Email: mmiller@vedderprice.com

If to MainStay Funds:

MainStay Funds Trust c/o New York Life Investment Management LLC

30 Hudson Street

Jersey City, NJ 07302

Attention: J. Kevin Gao, Esq.

Telephone No.: (973) 394-4450

Email: kevin_gao@nylim.com

With a copy (which shall not constitute notice) to:

Dechert LLP

1900 K Street, NW

Washington, DC 20006

Attn.: Thomas C. Bogle, Esq.

Telephone No.: (202) 261-3360

Email: thomas.bogle@dechert.com

ARTICLE XI

MISCELLANEOUS

11.1. Entire Agreement. MainStay Funds and AMT agree that they have not made any representation, warranty or covenant, on behalf of either the Acquiring Fund or the Acquired Fund, respectively, not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

11.2. Survival. The representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder except paragraphs 3.2, 4.3, 4.4, 5.5, 5.7, 5.10 and 5.12 and articles 7, 8, 10, and 11. Additionally, the covenants to be performed after the Closing shall survive after the Closing.

11.3. Headings. The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

11.4. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware without regard to its principles of conflicts of laws.

11.5. Assignment. This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

11.6. Counterparts. This Agreement may be executed in one or more counterparts, each of which shall be deemed an original, but all taken together shall constitute one agreement.

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed as of the    day    , 2024.

MAINSTAY FUNDS TRUST on behalf of its series, MainStay MacKay Arizona Muni Fund	AQUILA MUNICIPAL TRUST on behalf of its series, Aquila Tax-Free Trust of Arizona

By:	By:
Name: Kirk C. Lehneis	Name: Diana P. Herrmann
Title: President	Title: President

Solely for purposes of paragraphs 4.4, 5.13, 5.14(b) and 8.2

NEW YORK LIFE INVESTMENT MANAGEMENT LLC

By:
Name: Kirk C. Lehneis
Title: Senior Managing Director

Solely for purposes of paragraphs 4.3 and 5.13

AQUILA INVESTMENT MANAGEMENT LLC

By:
Name: Diana P. Herrmann
Title: President and Chief Executive Officer

APPENDIX B

PRINCIPAL RISKS OF THE ACQUIRED FUND

Market Risk. The market prices of securities or other assets held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political, or regulatory conditions, political instability, recessions, inflation, changes in interest or currency rates, lack of liquidity in the bond markets, the spread of infectious illness or other public health issues, armed conflict, market disruptions caused by tariffs, trade disputes, sanctions or other government actions, or other factors or adverse investor sentiment. When market prices fall, the value of your investment will likely go down. A change in financial condition or other event affecting a single issuer or market may adversely impact securities markets as a whole.

In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars, terror attacks and economic sanctions); global pandemics; measures to address budget deficits; downgrades of sovereign debt; changes in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The fallout from the COVID-19 pandemic and subsequent variants of COVID-19, and the long-term impact on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets; reduced liquidity of many instruments; and disruptions to supply chains, consumer demand and employee availability, may continue for some time.

Recently, inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments, impair the Fund’s ability to satisfy redemption requests, and negatively impact the Fund’s performance. Following Russia’s invasion of Ukraine, Russian securities have lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.

Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time. U.S. Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including increases or decreases in interest rates, or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Fund invests.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, armed conflict including Russia’s military invasion of Ukraine, terrorism, natural disasters, infectious illness or public health issues, cybersecurity events, supply chain disruptions, sanctions against Russia, other nations or individuals or companies and possible countermeasures, and other circumstances in one country or region could have profound impacts on other countries or regions and on global economies or markets. As a result, whether or not the Fund invests in securities of issuers located in or with significant exposure to the countries or regions directly affected, the value and liquidity of the Fund’s investments may be negatively affected. The Fund may experience a substantial or complete loss on any security or investment.

Interest Rate Risk. The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or longer duration securities. In recent years, interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the Fund. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens,” the value of the security will generally go down.

Credit Risk. If an issuer or obligor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults or is downgraded, or is perceived to be less creditworthy, or if the value of the assets underlying a security declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty. Securities in the lowest category of investment grade (i.e., BBB/Baa) may be considered to have speculative characteristics.

Rating Agency Risk. Investment grade debt securities may be downgraded by a major rating agency to below investment grade status, which would increase the risk of holding these securities. In addition, a rating may become stale in that it fails to reflect changes to an issuer’s financial condition. Ratings represent the rating agency’s opinion regarding the quality of the security and are not a guarantee of quality. Rating agencies are subject to an inherent conflict of interest because they are often compensated by the same issuers whose securities they grade.

Risks Associated with Investments in Arizona and Other Municipal Obligations. The Fund may be affected significantly by adverse economic, political or other events affecting Arizona and other municipal issuers in which the Fund may invest. The strength of the Arizona economy will be affected by, among other factors, the strength of the national and global economies, federal fiscal, monetary and trade policies, geopolitical risks, and business and consumer uncertainty related to these issues. The long-term impact of the COVID-19 pandemic and subsequent variants of COVID-19 is uncertain. Provisions of Arizona’s Constitution that limit the amount of debt that can be issued may impair the ability of Arizona issuers to pay principal and/or interest on their obligations. Over the years, a number of laws have been enacted, often through voter initiatives, which have increased the difficulty of raising State taxes, imposed certain mandatory expenditures by the State, or otherwise limited the Legislature and the Governor’s discretion in enacting budgets. Drought conditions that threaten water supplies for Arizona and the entire Southwest may affect Arizona’s water and power infrastructure and the financial condition of Arizona public water and electric power utilities. Arizona is one of the states in the nation most vulnerable to Federal government expenditure changes because of the large proportion of military spending in the state’s economy. Municipal issuers may be adversely affected by rising health care costs, unfunded pension liabilities, and by the phasing out of federal programs providing financial support. Unfavorable conditions and developments relating to projects financed with municipal securities can result in lower revenues to issuers of municipal securities, potentially resulting in defaults. Issuers often depend on revenues from these projects to make principal and interest payments. The value of municipal securities also can be adversely affected by changes in the financial condition of one or more individual municipal issuers or insurers of municipal issuers, regulatory and political developments, tax law changes or other legislative actions, and by uncertainties and public perceptions concerning these and other factors. Municipal securities may be more susceptible to downgrades or defaults during recessions or similar periods of economic stress. Financial difficulties of municipal issuers may continue or get worse.

Tax Risk. The income on the Fund’s Arizona Obligations and other municipal obligations could become subject to Federal and/or state income taxes due to noncompliant conduct by issuers, unfavorable legislation or litigation, or adverse interpretations by regulatory authorities.

Liquidity Risk. The Fund may make investments that are illiquid or become illiquid after purchase. Illiquid assets may also be difficult to value. Liquidity risk may be magnified in an environment of rising interest rates or widening credit spreads. If the Fund is forced to sell an illiquid security to meet redemption requests or other cash needs, the Fund may be forced to sell the security at a substantial loss or may not be able to sell at all. The Fund may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer). In extreme cases, this may constrain the Fund’s ability to meet its obligations (including obligations to redeeming shareholders).

Prepayment or Call Risk. Many issuers have a right to prepay their securities. If interest rates fall, an issuer may exercise this right. If this happens, the Fund will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates, and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The Fund may also lose any premium it paid on prepaid securities.

Extension Risk. During periods of rising interest rates, repayments of fixed income securities may occur more slowly than anticipated by the market. This may drive the prices of these securities down even more because their interest rates are lower than the current interest rate and they remain outstanding longer.

Portfolio Selection Risk. The value of your investment may decrease if the Manager’s judgment about the quality, relative yield, value or market trends affecting a particular security, industry, sector or region, or about market movements, interest rates or other market factors, is incorrect.

Valuation Risk. Nearly all of the Fund’s investments are valued using a fair value methodology. The sales price the Fund could receive for any particular portfolio investment may differ from the Fund’s valuation of the investment, particularly for securities that trade in thin or volatile markets. These differences may increase significantly and affect Fund investments more broadly during periods of market volatility. Investors who purchase or redeem Fund shares may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the securities had not been fair-valued securities or if a different valuation methodology has been used. The Fund’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value or accelerate taxable gains or transaction costs, which could cause the value of your investment to decline.

Cybersecurity Risk. Cybersecurity failures by and breaches of the Fund’s Manager, Transfer Agent, Custodian, Distributor or other service providers may disrupt Fund operations, interfere with the Fund’s ability to calculate its NAV, prevent Fund shareholders from purchasing, redeeming or exchanging shares or receiving distributions or receiving timely information regarding the Fund or their investment in the Fund, cause loss of or unauthorized access to private shareholder information, or result in financial losses to the Fund and its shareholders, regulatory fines, penalties, reputational damage, or additional compliance costs.

Non-Diversification Risk. The Fund is classified as a “non-diversified” investment company under the 1940 Act. Thus, compared with “diversified” funds, it may invest a greater percentage of its assets in obligations of a small number of issuers. In general, the more the Fund invests in the securities of specific issuers or issues of a similar project type, the more the Fund is exposed to risks associated with investments in those issuers or types of projects. Also, the Fund may be more risky than a more geographically diverse fund.

APPENDIX C

SHAREHOLDER GUIDE OF THE ACQUIRING FUND

Shareholder Guide

The following pages are intended to provide information regarding how to buy and sell shares of the MainStay Funds and certain other information designed to help you understand the costs and certain other considerations associated with buying, holding and selling your MainStay Fund investments. Not all of the MainStay Funds discussed below are offered in this Prospectus. Furthermore, certain share classes are not available for all MainStay Funds or to all investors and may be offered through a separate prospectus.

The information described in this Shareholder Guide is available free of charge by calling toll-free 800-624-6782 or by visiting our website at newyorklifeinvestments.com. The information contained in or otherwise accessible through the MainStay website does not form part of this Prospectus. For additional details, please contact your financial adviser or the MainStay Funds free of charge by calling toll-free 800-624-6782.

Please note that shares of the MainStay Funds are generally not available for purchase by foreign investors, except to certain qualified investors. The MainStay Funds reserve the right to: (i) pay dividends from net investment income and distributions from net capital gains in a check mailed to any investor who becomes a non-U.S. resident; (ii) redeem shares and close the account of an investor who becomes a non-U.S. resident; and (iii) redeem shares and close the account of an investor in the case of actual or suspected threatening conduct or actual or suspected fraudulent, suspicious or illegal activity by that investor or any other individual associated with that account.

SIMPLE IRA Plan accounts and certain other retirement plan accounts may not be eligible to invest in certain MainStay Funds.

The following terms are used in this Shareholder Guide:

•

“MainStay Asset Allocation Funds” collectively refers to the MainStay Conservative Allocation Fund, MainStay Equity Allocation Fund, MainStay Growth Allocation Fund and MainStay Moderate Allocation Fund.

•	“MainStay Epoch Funds” collectively refers to the MainStay Epoch Capital Growth Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay Epoch Global Equity Yield Fund.

•

“MainStay ETF Asset Allocation Funds” collectively refers to the MainStay Conservative ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Moderate ETF Allocation Fund.

•	“MainStay Funds” collectively refers to each mutual fund managed by New York Life Investment Management LLC.

•

“MainStay International/Global Equity Funds” collectively refers to the MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay WMC International Research Equity Fund.

•	“MainStay Mixed Asset Funds” collectively refers to the MainStay Balanced Fund, MainStay Income Builder Fund and MainStay MacKay Convertible Fund.

•

“MainStay Tax-Exempt Funds” collectively refers to the MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund.

•

“MainStay Taxable Bond Funds” collectively refers to the MainStay Candriam Emerging Markets Debt Fund, MainStay Floating Rate Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay Money Market Fund and MainStay Short Term Bond Fund.

•

“MainStay U.S. Equity Funds” collectively refers to the MainStay CBRE Real Estate Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Fiera SMID Growth Fund, MainStay S&P 500 Index Fund, MainStay PineStone U.S. Equity Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund.

•	The Board of Trustees of MainStay Funds Trust and the Board of Trustees of The MainStay Funds are collectively referred to as the “Board.”

•	The Investment Company Act of 1940, as amended, is referred to as the “1940 Act.”

•	New York Life Investment Management LLC is referred to as the “Manager” or “New York Life Investments.”

•	New York Life Insurance Company is referred to as “New York Life.”

•	NYLIM Service Company LLC is referred to as the “Transfer Agent” or “NYLIM Service Company.”

•	NYLIFE Distributors LLC, the MainStay Funds’ principal underwriter and distributor, is referred to as the “Distributor” or “NYLIFE Distributors.”

•	The New York Stock Exchange is referred to as the “Exchange.”

•	Net asset value is referred to as “NAV.”

•	The Securities and Exchange Commission is referred to as the “SEC.”

•	Automated Clearing House, the electronic process by which shares may be purchased or redeemed, is referred to as “ACH.”

BEFORE YOU INVEST — DECIDING WHICH CLASS OF SHARES TO BUY

The MainStay Funds offer Investor Class, Class A, A2, C, C2, I, P, R1, R2, R3, R6, Z and SIMPLE Class shares, as applicable. Each share class may not currently be offered by each MainStay Fund or through your financial intermediary and may be offered through a separate prospectus. Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Each share class of a MainStay Fund represents an interest in the same portfolio of securities, has the same rights and is identical in all respects to the other classes (unless otherwise disclosed in this Shareholder Guide or as set forth in the MainStay Funds’ multiple class plan adopted pursuant to Rule 18f-3 under the 1940 Act), except that, to the extent applicable, each class also bears its own service and distribution expenses and may bear incremental transfer agency costs resulting from its investor base. In addition, each class has its own sales charge and expense structure, providing you with different choices for meeting the needs of your situation. Depending upon the number of shares of a MainStay Fund you choose to purchase, how you wish to purchase shares of a MainStay Fund and the MainStay Fund in which you wish to invest, the share classes available to you may vary.

The decision as to which class of shares is best suited to your needs depends on a number of factors that you should consider and discuss with your financial adviser. Important factors you may wish to consider include, among others:

•	how much you plan to invest;

•	how long you plan to hold your shares;

•	the fees (e.g., sales charge) and total expenses associated with each class of shares; and

•

whether you qualify for any reduction or waiver of the sales charge, if any, as discussed below in the section “Sales Charge Reductions and Waivers” and in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

The MainStay Funds, the Distributor and the Transfer Agent do not provide investment advice or recommendations or any form of tax or legal advice to existing or potential shareholders with respect to investment transactions involving the Funds. A shareholder transacting in (or holding) Fund shares through an intermediary should carefully review the fees and expenses charged by the intermediary relating to holding and transacting in Fund shares. These fees and expenses, including commissions, may vary by intermediary and customers of certain intermediaries are eligible only for the sales charge reductions or waivers set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. As a result, a shareholder purchasing or redeeming Fund shares through an intermediary may incur higher or lower costs than a shareholder purchasing or redeeming Fund shares through another intermediary or directly with the MainStay Funds. You may be required to pay a commission or other transaction charge to your financial intermediary when buying or selling shares of a share class that has no initial sales charge, contingent deferred sales charge, or asset-based fee for sales or distribution, such as Class I or Class R6 shares. These commissions or transaction charges are not reflected in the fee and expense table or expense examples for the share classes. The Funds make available other share classes that have different fees and expenses, which are disclosed and described in this Prospectus. Please contact your financial intermediary for more information on commissions or other transaction charges applicable to the purchase or redemption of shares of the Funds.

As with any business, operating a mutual fund involves costs. There are regular operating costs, such as investment advisory fees, distribution expenses, and custodial, transfer agency, legal and accounting fees, among others. These operating costs are typically paid from the assets of a MainStay Fund, and thus, all investors in the MainStay Fund (or share class, if applicable) indirectly share such costs. The expenses for each MainStay Fund are presented in the Funds’ respective Prospectuses in the tables entitled, “Fees and Expenses of the Fund,” under the heading, “Annual Fund Operating Expenses.” As the fee and expense tables show, certain costs are borne equally by each share class. In cases where services or expenses are class-specific, such as distribution and/or service (12b-1) fees, the fees payable for transfer agency services or certain other expenses, the costs are typically allocated differently among the share classes or among groups of share classes.

In addition to the direct expenses that a MainStay Fund bears, MainStay Fund shareholders indirectly bear the expenses of the other funds in which the MainStay Fund invests (“Underlying Funds”), where applicable. The tables entitled “Fees and Expenses of the Fund” reflect a MainStay Fund’s estimated indirect expenses from investing in Underlying Funds based on the allocation of the MainStay Fund’s assets among the Underlying Funds (if any) during the MainStay Fund’s most recent fiscal year. These expenses may be higher or lower over time depending on the actual investments of the MainStay Fund’s assets in the Underlying Funds and the actual expenses of the Underlying Funds.

In some cases, the Total Annual Fund Operating Expenses reflected in the tables entitled “Fees and Expenses of the Fund” may differ in part from the amounts shown in the Financial Highlights section of the applicable Prospectuses, which reflect only the operating expenses of a MainStay Fund for its prior fiscal year and do not include the MainStay Fund’s share of the fees and expenses of any Underlying Fund in which the MainStay Fund invested during its prior fiscal year.

12b-1 and Shareholder Service Fees

Most significant among the class-specific costs are:

•	Distribution and/or Service (12b-1) Fee—named after the SEC rule that permits their payment, 12b-1 fees are paid by a class of shares to compensate the Distributor for distribution and/or shareholder services such as marketing and selling MainStay Fund shares, compensating brokers and others who sell MainStay Fund shares, advertising, printing and mailing of prospectuses and responding to shareholder inquiries.

•

Shareholder Service Fee—this fee covers certain services provided to retirement plans investing in Class R1, Class R2 and Class R3 shares that are not included under a 12b-1 plan for such class (if any), such as certain account establishment and maintenance, order processing, and communication services.

An important point to keep in mind about 12b-1 fees and shareholder service fees, which are paid out of Fund assets on an ongoing basis, is that they reduce the value of your shares, and therefore, will proportionately reduce the returns you receive on your investment and any dividends that are paid. See “Information on Fees” in this section for more information about these fees.

Sales Charges

In addition to regular operating costs, there are costs associated with an individual investor’s transactions and account, such as the compensation paid to your financial adviser for helping you with your investment decisions. The MainStay Funds typically cover such costs by imposing sales charges and other fees directly on the investor either at the time of purchase or upon redemption for certain share classes. These charges and fees for each MainStay Fund are presented earlier in the tables entitled “Fees and Expenses of the Fund,” under the heading, “Shareholder Fees.” Such charges and fees include:

•

Initial Sales Charge—also known as a “front-end sales load,” refers to a charge that is deducted from your initial investment in Investor Class, Class A, Class A2 and Class Z shares that is used to compensate the Distributor and/or your financial adviser for their efforts and assistance to you in connection with the purchase. The key point to keep in mind about a front-end sales load is that it reduces the initial amount invested in MainStay Fund shares.

•

Contingent Deferred Sales Charge—also known as a “CDSC” or “back-end sales load,” refers to a charge that is deducted from the proceeds when you redeem MainStay Fund shares (that is, sell shares back to the MainStay Fund). The amount of CDSC that you pay will depend on how long you hold your shares and decreases to zero if you hold your shares long enough. Although you pay no sales charge at the time of purchase, the Distributor typically pays your financial adviser a commission up-front. In part to compensate the Distributor for this expense, you will pay a higher ongoing 12b-1 fee over time for Class B, Class C or Class C2 shares. Subsequently, these fees may cost you more than paying an initial sales charge.

Distribution and/or service (12b-1) fees, shareholder service fees, initial sales charges and contingent deferred sales charges are each discussed in more detail later in this Shareholder Guide in the section “Information on Sales Charges.” Certain intermediaries impose different sales charges and make only specified waivers from sales charges available to their customers. These variations are described in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. The following table provides a summary of the differences among share classes with respect to such fees and other important factors:

Summary of Important Differences Among Share Classes

	Class A1	Class A2	Investor Class[1]	Class B 2	Class C1	Class C2	Class I	Class R1	Class R2	Class R3	Class R6	Class P	Class Z	SIMPLE Class
Initial sales charge	Yes	Yes	Yes	None	None	None	None	None	None	None	None	None	Yes	None
Contingent deferred sales charge	None[3]	None[3]	None[3]	Sliding scale during the first six years after purchase	1% on sale of shares held for one year or less[4]	1% on sale of shares held for one year or less	None	None	None	None	None	None	None[3]	None
Ongoing distribution and/or service (12b-1) fees	0.25%	0.25%	0.25%	0.75%[5] distribution and 0.25% service (1.00% total)[6]	0.75%[5] distribution and 0.25% service (1.00% total) [6]	0.40% distribution and 0.25% service (0.65% total)	None	None	0.25%	0.25% distribution and 0.25% service (0.50% total)	None	None	0.15%[7]	0.25% distribution and 0.25% service (0.50% total)
Shareholder service fee	None	None	None	None	None	None	None	0.10%	0.10%	0.10%	None	None	None	None
Conversion feature	Yes[8]	No	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	Yes[8]	No	No	Yes[8]
Purchase maximum[9]	None	None	None	N/A	$1,000,000[10]	$250,000	None	None	None	None	None	None	None	None

1.	Class A, Investor Class and Class C shares of the MainStay Money Market Fund are sold with no initial sales charge or CDSC and have no 12b-1 fees.
2.	Class B shares are closed to all new purchases and additional investments by existing Class B shareholders.
3.

No initial sales charge applies on investments of $1 million or more ($250,000 or more with respect to MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund and MainStay Short Term Bond Fund). However, for purchases of Class A and Investor Class shares of each Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% (0.50% for MainStay ETF Asset Allocation Funds) may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A, Class A2 and Investor Class shares of MainStay MacKay Short Term Municipal Fund and Class A and Investor Class shares of MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers—Waivers of Contingent Deferred Sales Charges” below.

4.	18 months or less with respect to MainStay MacKay Short Duration High Income Fund.
5.

0.25% for MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund.

6.

0.50% for MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund.

7.	0.075% for MainStay MacKay Colorado Muni Fund and 0.20% for MainStay MacKay Utah Muni Fund.
8.

See the sections discussing Share Class Considerations and the section entitled “Buying, Selling, Converting and Exchanging Fund Shares—Conversions Between Share Classes” for more information on the voluntary and/or automatic conversions that apply to each share class.

9.	Does not apply to purchases by certain retirement plans.
10.

$250,000 for MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund and MainStay MacKay Utah Muni Fund.

The discussions in this Shareholder Guide are not intended to be investment advice or a recommendation because each investor’s financial situation and considerations are different. Additionally, certain MainStay Funds have sales charge and expense structures that may alter your analysis as to which share class is most appropriate for your needs. This analysis can best be made by discussing your situation and the factors mentioned above with your financial adviser. Generally, however, Investor Class, Class A, Class A2 or Class Z shares are more economical than Class C or Class C2 shares if you intend to invest larger amounts and hold your shares long-term (more than six years, for most MainStay Funds). Class C or Class C2 shares may be more economical than Investor Class, Class A, Class A2 or Class Z shares if you intend to hold your shares for a shorter term. Class I, Class R6 and Class P shares are the most economical, regardless of amount invested or intended holding period. Class I shares are generally available only to certain institutional investors or through certain financial intermediary accounts or retirement plans. Class R6 shares are generally available only to certain retirement plans invested in a MainStay Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the MainStay Fund). Class R1, Class R2 and Class R3 shares are available only to certain employer-sponsored retirement plans. Class P shares are generally only available to investors that have a relationship with PineStone Asset Management, Inc. and are investing directly with the Fund. SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts.

If the share class that is most economical for you, given your individual financial circumstances and goals, is not offered through your financial intermediary and you are otherwise eligible to invest in that share class, you can open an account and invest directly in the MainStay Funds by submitting an application. Please see the section entitled “How to Open Your Account” in this Shareholder Guide and the SAI for details.

Investor Class Share Considerations

•

Your Investor Class shares may convert automatically to Class A shares. Investor Class share balances are examined Fund-by-Fund on a quarterly basis. If, at that time, the value of your Investor Class shares in any one MainStay Fund equals or exceeds $15,000 ($10,000 in the case of IRA or 403(b)(7) accounts that are making required minimum distributions via the systematic withdrawal plan or systematic exchange program), whether by shareholder action or change in market value, or if you have otherwise become eligible to invest in Class A shares, your Investor Class shares of that MainStay Fund will be automatically converted into Class A shares. Eligible Investor Class shares may also convert upon request. Please note that, in most cases, you may not aggregate your holdings of Investor Class shares in multiple MainStay Funds/accounts or rely on a Right of Accumulation or Letter of Intent (each discussed below) to qualify for this conversion feature. Certain holders of Investor Class shares are not subject to this automatic conversion feature. For more information, please see the SAI.

•

Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate the share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert with the shares that are converting.

•

When you invest in Investor Class shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge varies based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers”).

•

Since some of your investment goes to pay an upfront sales charge when you purchase Investor Class shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C or Class C2 shares and the dividends payable on Class C or Class C2 shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with each such class. Likewise, the NAV of the Class C or Class C2 shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C or Class C2 shares will be lower than that of Investor Class shares. As a result, you are usually better off purchasing Investor Class shares rather than Class C or Class C2 shares and paying an up-front sales charge if you:

•

plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C or Class C2 shares may eventually exceed the cost of the up-front sales charge; or

•	qualify for a reduced or waived sales charge.

Class A, Class A2 and Class Z Share Considerations

•

Generally, Class A, Class A2 and Class Z shares have a minimum initial investment amount of $15,000 per MainStay Fund, however Class A shares of the MainStay ETF Asset Allocation Funds have a minimum initial investment amount of $2,500.

•

When you invest in Class A, Class A2 or Class Z shares, you pay the public offering price, which is the share price, or NAV, plus the initial sales charge that may apply to your purchase. The amount of the initial sales charge is based on the size of your investment (see “Information on Sales Charges”). We also describe below how you may reduce or eliminate the initial sales charge (see “Sales Charge Reductions and Waivers”).

•

Since some of your investment goes to pay an up-front sales charge when you purchase Class A, Class A2 or Class Z shares, you will purchase fewer shares than you would with the same investment in certain other share classes. However, the net income attributable to Class C or Class C2 shares and the dividends payable on Class C or Class C2 shares will be reduced by the amount of the higher distribution and/or service (12b-1) fee and incremental expenses associated with such class. Likewise, the NAV of the Class C or Class C2 shares generally will be reduced by such class-specific expenses (to the extent a MainStay Fund has undistributed net income) and investment performance of Class C or Class C2 shares will be lower than that of Class A, Class A2 or Class Z shares. As a result, you are usually better off purchasing Class A, Class A2 or Class Z shares rather than Class C or Class C2 shares and paying an up-front sales charge if you:

•

plan to own the shares for an extended period of time, since the higher ongoing distribution and/or service (12b-1) fees on Class C or Class C2 shares may eventually exceed the cost of the up-front sales charge; or

•	qualify for a reduced or waived sales charge.

•	Class Z shares are generally only available to existing holders of Class Z shares of the Fund upon July 19, 2024

Class B Share Considerations

•

Effective February 28, 2017, Class B shares of the MainStay Funds were closed to all new purchases as well as additional investments by existing Class B shareholders. Existing Class B shareholders may continue to reinvest dividends and capital gains distributions, as well as exchange their Class B shares for Class B shares of other MainStay Funds as permitted by the applicable exchange privileges. Class B shareholders will continue to be subject to any applicable contingent deferred sales charge at the time of redemption. All other features of Class B shares, including but not limited to the fees and expenses applicable to Class B shares, will remain unchanged. Unless redeemed, Class B Shares shareholders will remain in Class B shares of their respective Fund until the Class B shares are converted to Class A or Investor Class shares pursuant to the applicable conversion schedule.

•

When Class B shares were offered, no initial sales charge was incurred upon investment in Class B shares. However, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment. Over time these fees may cost you more than paying an initial sales charge on Investor Class or Class A shares. Consequently, it is important that you consider your investment goals and the length of time you intend to hold your shares when comparing your share class options.

•	You should consult with your financial adviser to assess your Class B share investments in light of your particular circumstances.

•

In most circumstances, you will pay a CDSC if you sell Class B shares within six years of buying them (see “Information on Sales Charges”). Exchanging Class B shares into the MainStay Money Market Fund may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information. There are exceptions, which are described in the SAI.

•	Selling Class B shares during the period in which the CDSC applies can significantly diminish the overall return on an investment.

•

When you sell Class B shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•

Class B shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets (or from 0.50% to 0.25% with respect to MainStay MacKay Tax Free Bond Fund). Conversion features do not apply to Class B shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class B shares into the MainStay Money Market Fund may impact your eligibility to convert at the end of the calendar quarter, eight years after the date they were purchased. Please see “Exchanging Shares Among MainStay Funds” for more information.

•

Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time. When a conversion occurs, reinvested dividends and capital gains convert proportionately with the shares that are converting.

Class C and Class C2 Share Considerations

•

You pay no initial sales charge on an investment in Class C or Class C2 shares. However, for certain Funds, you will pay higher ongoing distribution and/or service (12b-1) fees over the life of your investment than for each other share class.

•

In most circumstances, you will pay a 1.00% CDSC if you redeem shares held for one year or less (18 months with respect to Class C shares of MainStay MacKay Short Duration High Income Fund). Exchanging Class C or Class C2 shares may impact your holding period. Please see “Exchanging Shares Among MainStay Funds” for more information.

•

When you sell Class C or Class C2 shares of a MainStay Fund, to minimize your sales charges, the MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

•

Class C and, with respect to MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund, Class C2 shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, eight years after the date they were purchased. This reduces distribution and/or service (12b-1) fees from 1.00% to 0.25% of average daily net assets for Class C shares (or from 0.50% to 0.25% for Class C shares and from 0.65% to 0.25% for Class C2 shares with respect to MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund). Conversion features do not apply to Class C shares of the MainStay Money Market Fund that were exchanged from another MainStay Fund before their CDSC periods expired. Exchanging Class C or Class C2 shares into the MainStay Money Market Fund and/or holding Class C or Class C2 shares through a financial intermediary in an omnibus account may impact your eligibility to convert at the end of the calendar quarter, eight years after the date they were purchased. Please see “Conversions Between Share Classes” for more information.

•

Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed upon conversion. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•

The MainStay Funds will generally not accept a purchase order for Class C or Class C2 shares in the amount of $1,000,000 or more ($250,000 or more with respect to the MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay ETF Asset Allocation Funds, MainStay Floating Rate Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund and MainStay MacKay Utah Muni Fund).

•

Please note that Class C2 shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Class I Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class I shares.

•	You do not pay any ongoing distribution and/or service (12b-1) fees.

•	You may buy Class I shares if you are an:

•	Institutional Investor

•	Certain employer-sponsored, association or other group retirement plans or employee benefit trusts with a service arrangement through the Distributor or its affiliates;

•	Certain financial institutions, endowments, foundations, government entities or corporations investing on their own behalf;

•

Clients transacting through financial intermediaries that purchase Class I shares through: (i) fee-based accounts that charge such clients an ongoing fee for advisory, investment, consulting or similar services; (ii) a no-load network or platform that has entered into an agreement with the Distributor or its affiliates to offer Class I shares through a no-load network or platform; or (iii) brokerage accounts held at a broker that charges such clients transaction fees.

•

Individual Investor who is initially investing at least $1 million in any single MainStay Fund: (i) directly with the MainStay Fund; or (ii) through certain private banks and trust companies that have an agreement with the Distributor or its affiliates.

•	Existing Class I Shareholder; or

•	Existing or retired MainStay Funds Trustee or Officer, current Portfolio Manager of a MainStay Fund or an employee of a Subadvisor.

•	The MainStay asset allocation funds may invest in Class I shares, if Class R6 shares for a Fund are unavailable.

Class P Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class P shares.

•	You do not pay any ongoing distribution and/or service fees (12b-1) fees.

•	Generally, Class P shares are only available to investors that have a relationship with PineStone Asset Management Inc. and are investing directly with the Fund.

Class R1, Class R2, Class R3, Class R6 and SIMPLE Class Share Considerations

•	You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares.

•	You pay ongoing shareholder service fees for Class R1, Class R2 and Class R3 shares. You also pay ongoing distribution and/or service (12b-1) fees for Class R2, and Class R3 shares.

•	You do not pay ongoing shareholder service fees or ongoing distribution and/or service fees (12b-1) fees for Class R6 shares.

•	You pay ongoing distribution and/or service fees (12b-1) fees but do not pay ongoing shareholder service fees for SIMPLE Class shares.

•	Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including:

•	Section 401(a) and 457 plans;

•	Certain Section 403(b)(7) plans;

•	Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and

•	Non-qualified deferred compensation plans.

•

Generally, Class R6 shares are only available to certain employer-sponsored retirement plans held with a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund) that have a service arrangement with the Distributor or its affiliate, such as Section 401(k), profit sharing, money purchase pension and defined benefit plans. However, the Fund reserves the right in its sole discretion to waive this eligibility requirement.

•	SIMPLE Class shares are generally only available to SIMPLE IRA Plan accounts.

•

SIMPLE Class shares convert to Class A shares, or Investor Class shares if you are not eligible to hold Class A shares, at the end of the calendar quarter, ten years after the date they were purchased. Share class conversions are based on the relevant NAVs of the two classes at the time of the conversion, and no sales load or other charge is imposed. The MainStay Funds expect all share class conversions described in this section to be made on a tax-free basis. The MainStay Funds reserve the right to modify or eliminate this share class conversion feature at any time.

•	The MainStay asset allocation funds may invest in Class R6 shares, if available.

INVESTMENT MINIMUMS AND ELIGIBILITY REQUIREMENTS

The following minimums apply if you are investing in a MainStay Fund. A minimum initial investment amount may be waived for purchases by the Trustees and directors and employees of New York Life and its affiliates and subsidiaries. The MainStay Funds may also waive investment minimums for certain qualified purchases and accept additional investments of smaller amounts at their discretion. Please see the SAI for additional information.

Investor Class Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Income Fund and MainStay WMC Growth Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•

if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Income Fund and MainStay WMC Growth Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class A Shares

All MainStay Funds except MainStay ETF Asset Allocation Funds and MainStay Money Market Fund:

•	$15,000 minimum initial investment with no minimum for subsequent purchases of any of these MainStay Funds.

MainStay ETF Asset Allocation Funds:

•	$2,500 minimum for initial and no minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

MainStay Money Market Fund:

•	There are no minimums for initial and subsequent purchases if all of your other accounts contain Class A shares only.

•

Please note that if at any time you hold any class of shares other than Class A shares, your holdings in the MainStay Money Market Fund will immediately become subject to the applicable investment minimums, subsequent purchase minimums and subsequent conversion features for Class A shares.

Broker/dealers (and their affiliates) or certain service providers with customer accounts that trade primarily on an omnibus level or through the National Securities Clearing Corporation’s Fund/SERV network (Levels 1-3 only); certain retirement plan accounts, including investment-only plan accounts; directors and employees of New York Life and its affiliates; investors who obtained their Class A shares through certain reorganizations (including holders of Class P shares of any of the predecessor funds to the MainStay Epoch Funds as of November 16, 2009); and subsidiaries and employees of the Subadvisors are not subject to the minimum investment requirement for Class A shares, however MainStay Funds reserve the right to impose other minimum initial investment amounts on these accounts. See the SAI for additional information.

Class A2 Shares

MainStay MacKay Short Term Municipal Fund:

•	$15,000 minimum for initial and no minimum for subsequent purchases.

Class C Shares

All MainStay Funds except MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Duration High Income Fund and MainStay WMC Growth Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•

if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases (except MainStay Money Market Fund, which requires an initial investment amount of $1,000).

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Funds, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Coloardo Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund,

MainStay MacKay Short Duration High Income Fund, MainStay MacKay Utah Muni Fund and MainStay WMC Growth Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Investors who obtained their Class C shares through certain reorganizations are not subject to the minimum investment requirements for Class C shares. See the SAI for additional information.

Class C2 Shares

MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay Tax Free Bond Fund:

•	$1,000 minimum for initial and $50 minimum for subsequent purchases, or

•	if through AutoInvest, a monthly systematic investment plan: $500 minimum for initial and $50 minimum for subsequent monthly purchases.

MainStay MacKay California Tax Free Opportunities Fund and MainStay MacKay New York Tax Free Opportunities Fund:

•	$2,500 minimum for initial and $50 minimum for subsequent purchases of any of these MainStay Funds, or

•	if through AutoInvest, a monthly systematic investment plan: $2,500 minimum for initial and $50 minimum for subsequent monthly purchases.

Class I Shares

•	Individual Investors—$1 million minimum for initial purchases of any single MainStay Fund and no minimum for subsequent purchases of any other MainStay Fund; and

•

Institutional Investors, the MainStay Funds’ existing and retired Trustees and Officers, current Portfolio Managers of the MainStay Funds and employees of Subadvisors—no minimums for initial and subsequent purchases of any MainStay Fund.

Please note that Class I shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Investors who obtained their Class I shares through certain reorganizations are not subject to the minimum investment requirements for Class I shares. See the SAI for additional information.

Class P Shares

MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund:

•	If you are eligible to invest in Class P shares, $5,000,000 minimum for initial and no minimum for subsequent purchases.

Please note that Class P shares may not be available for initial or subsequent purchases through certain financial intermediary firms, investment platforms or in certain types of investment accounts. See the SAI for additional information.

Class R1, Class R2, Class R3 and Class R6 Shares

If you are eligible to invest in Class R1, Class R2, Class R3 or Class R6 shares of the MainStay Funds, there are no minimums for initial and subsequent purchases.

Class Z Shares

MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Utah Muni Fund and MainStay MacKay Strategic Municipal Allocation Fund:

•	$15,000 minimum for initial and no minimum for subsequent purchases.

•	Please note that Class Z shares are only available for purchase by existing holders of Class Z shares.

SIMPLE Class Shares

All MainStay Funds except MainStay Money Market Fund, MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds:

•	$1,000 minimum for initial and no minimum for subsequent purchases of any of these MainStay Funds.

MainStay Money Market Fund, MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds:

•	There are no minimums for initial and subsequent purchases of any of these MainStay Funds.

INFORMATION ON SALES CHARGES

The MainStay Funds make available (free of charge) information regarding sales charges at newyorklifeinvestments.com/salescharges.

Investor Class, Class A, Class A2 and Class Z Shares

The initial sales charge you pay when you buy Investor Class, Class A, Class A2 or Class Z shares differs depending upon the MainStay Fund you choose and the amount you invest, as indicated in the following tables. The sales charge may be reduced or eliminated for larger purchases, as described below, or as described under “Sales Charge Reductions and Waivers” or for shares purchased or accounts held through particular financial intermediaries as set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Any applicable sales charge will be deducted directly from your investment. All or a portion of the sales charge may be retained by the Distributor or paid to your financial intermediary firm as a concession. Investor Class shares and Class A shares of MainStay Money Market Fund are not subject to a sales charge.

MainStay Candriam Emerging Markets Equity Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Cushing MLP Premier Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Fiera SMID Growth Fund, MainStay MacKay Convertible Fund, MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund, MainStay PineStone U.S. Equity Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.50%	5.82%	4.75%
$50,000 to $99,999	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	5.00%	5.26%	4.25%
$50,000 to $99,999	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay S&P 500 Index Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	1.50%	1.52%	1.25%
$50,000 to $99,999	1.25%	1.27%	1.00%
$100,000 to $249,999	1.00%	1.01%	0.75%
$250,000 to $499,999	0.75%	0.76%	0.50%
$500,000 to $999,999	0.50%	0.50%	0.25%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $50,000	1.00%	1.01%	0.75%
$50,000 to $99,999	0.75%	0.76%	0.50%
$100,000 to $249,999	0.50%	0.50%	0.35%
$250,000 to $499,999	0.25%	0.25%	0.25%
$500,000 to $999,999	0.15%	0.15%	0.15%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay Candriam Emerging Markets Debt Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Strategic Bond Fund and MainStay MacKay Total Return Bond Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.50%	4.71%	4.00%
$100,000 to $249,999	3.50%	3.63%	3.00%
$250,000 to $499,999	2.50%	2.56%	2.00%
$500,000 to $999,999	2.00%	2.04%	1.75%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	4.00%	4.17%	3.50%
$100,000 to $249,999	3.00%	3.09%	2.50%
$250,000 to $499,999	2.00%	2.04%	1.50%
$500,000 to $999,999	1.50%	1.52%	1.25%
$1,000,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $1 million or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund, MainStay Moderate Allocation Fund and MainStay Moderate ETF Allocation Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% (0.50% for each MainStay ETF Asset Allocation Fund) may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers—Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	2.50%	2.56%	2.25%
$100,000 to $249,999	1.50%	1.52%	1.25%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 1.00% may be imposed, however, on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay Short Term Bond Fund and MainStay MacKay Short Term Municipal Fund

Class A Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	1.00%	1.01%	1.00%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers—Waivers of Contingent Deferred Sales Charges” below.

Class A2 Shares (MainStay MacKay Short Term Municipal Fund only)

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

Investor Class Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $250,000	0.50%	0.50%	0.50%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.

No sales charge applies on investments of $250,000 or more. A contingent deferred sales charge of 0.50% may be imposed, however, on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge. The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers - Waivers of Contingent Deferred Sales Charges” below.

MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund

Class Z Shares

Purchase amount	Sales charges as a percentage of1		Typical dealer concession as a % of offering price
	Offering price	Net investment
Less than $100,000	3.00%	3.09%	2.75%
$100,000 to $249,999	2.00%	2.04%	1.75%
$250,000 or more[2]	None	None	None

1.	The sales charge you pay may differ slightly from the amounts listed here due to rounding calculations.
2.	No sales charge applies on investments of $250,000 or more.

Sales charges that are specific to customers of a specific intermediary are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts.

Class B Shares

Effective February 28, 2017, Class B shares were closed to all new purchases and additional investments by existing Class B shareholders. Class B shares were sold without an initial sales charge. However, if Class B shares are redeemed within six years of their purchase, a CDSC will be deducted from the redemption proceeds, except under circumstances described below. Additionally, for certain Funds, Class B shares have higher ongoing distribution and/or service (12b-1) fees than for other share classes and, over time, these fees may cost you more than paying an initial sales charge. The Class B share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class B shares. Class B shares of MainStay Money Market Fund are not subject to a sales charge. The amount of the CDSC will depend on the number of years you have held the shares that you are redeeming, according to the following schedule:

All MainStay Funds which offer Class B Shares

For shares sold in the:	Contingent deferred sales charge (CDSC) as a % of amount redeemed subject to charge
First year	5.00%
Second year	4.00%
Third year	3.00%
Fourth year	2.00%
Fifth year	2.00%
Sixth year	1.00%
Thereafter	None

Class C Shares

Class C shares are sold without an initial sales charge. However, if Class C shares are redeemed within one year of purchase (18 months with respect to MainStay MacKay Short Duration High Income Fund), a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, Class C shares have higher ongoing distribution and/or service (12b-1) fees than other share classes (except Class B and, with respect to MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay Tax Free Bond Fund, Class C2 shares) and, over time, these fees may cost you more than paying an initial sales charge. The Class C share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C shares. Class C shares of MainStay Money Market Fund are not subject to a sales charge.

Class C2 Shares

Class C2 shares are sold without an initial sales charge. However, if Class C2 shares are redeemed within one year of purchase, a CDSC of 1.00% will be deducted from the redemption proceeds, except under circumstances described below. Additionally, for certain Funds, Class C2 shares have higher ongoing distribution and/or service (12b-1) fees than other share classes and, over time, these fees may cost you more than paying an initial sales charge. The Class C2 share CDSC and the higher ongoing distribution and/or service (12b-1) fees are paid to compensate the Distributor for its expenses in connection with the sale of Class C2 shares.

Computing Contingent Deferred Sales Charge on Class B, Class C and Class C2 Shares

Subject to certain exceptions, a CDSC will be imposed on redemptions of Class B, Class C or Class C2 shares of a MainStay Fund, at the rates previously described, at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class B, Class C or Class C2 share account to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class B shares during the preceding six years or Class C or Class C2 shares during the preceding year (18 months with respect to Class C shares of MainStay MacKay Short Duration High Income Fund). The CDSC is calculated based on the lesser of the offering price or the market value of the shares being sold. The MainStay Funds first redeem the shares that have no sales charges (shares representing the amount of any appreciation on the original value of your shares, fully aged shares, and any shares received through the reinvestment of dividends and capital gains) and then the shares you have held longest.

For example, no CDSC will be imposed to the extent that the NAV of the Class B, Class C or Class C2 shares redeemed does not exceed:

•

the current aggregate NAV of Class B, Class C or Class C2 shares of the MainStay Fund purchased more than six years prior to the redemption for Class B shares or more than one year (18 months with respect to Class C shares of MainStay MacKay Short Duration High Income Fund) prior to the redemption for Class C or Class C2 shares; plus

•	the current aggregate NAV of Class B, Class C or Class C2 shares of the MainStay Fund purchased through reinvestment of dividends or capital gain distributions; plus

•

increases in the NAV of the investor’s Class B, Class C or Class C2 shares of the MainStay Fund above the total amount of payments for the purchase of Class B, Class C or Class C2 shares of the MainStay Fund made during the preceding six years for Class B shares or one year (18 months with respect to Class C shares of MainStay MacKay Short Duration High Income Fund) for Class C or Class C2 shares.

There are exceptions, which are described below.

Further information regarding sales charges is available in the SAI.

SALES CHARGE REDUCTIONS AND WAIVERS

The MainStay Funds make available (free of charge) information regarding sales charge reductions and waivers on our website at newyorklifeinvestments.com/salescharges.

Reducing the Initial Sales Charge on Investor Class, Class A and Class A2 Shares

You may be eligible to buy Investor Class, Class A, Class A2 and Class Z shares of the MainStay Funds at one of the reduced sales charge rates shown in the tables above through a Right of Accumulation or a Letter of Intent, as briefly described below. You may also be eligible for a waiver of the initial sales charge as set forth below or in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts. Each MainStay Fund reserves the right to modify or eliminate these programs at any time. However, please note the Right of Accumulation or Letter of Intent may only be used to reduce sales charges and may not be used to satisfy investment minimums or to avoid the automatic conversion feature of Investor Class shares.

•	Right of Accumulation

A Right of Accumulation allows you to reduce the initial sales charge as shown in the tables above by combining the amount of your current purchase with the current market value of investments made by you, your spouse, and your children under age 21 in Investor Class, Class A, Class A2, Class B, Class C, Class C2, Class Z or SIMPLE Class shares of most MainStay Funds. You may not include investments of previously non-commissioned shares in the MainStay Money Market Fund, investments in Class I shares, or your interests in any MainStay Fund held through a 401(k) plan or other employee benefit plan. For example, if you currently own $45,000 worth of Class C shares of a MainStay Fund, your spouse owns $50,000 worth of Class B shares of another MainStay Fund, and you wish to invest $15,000 in a MainStay Fund, using your Right of Accumulation you can invest that $15,000 in Investor Class or Class A shares and pay the reduced sales charge rate normally applicable to a $110,000 investment. For more information, please see the SAI.

•	Letter of Intent

Whereas the Right of Accumulation allows you to use prior investments to reach a reduced initial sales charge, a Letter of Intent allows you to qualify for a discount by combining your current purchase amount with purchases you, your spouse or children under age 21 intend to make in the near future. A Letter of Intent is a written statement of your intention to purchase Investor Class, Class A, Class A2, Class C, Class C2, Class Z or SIMPLE Class shares of one or more MainStay Funds (excluding investments of non-commissioned shares in the MainStay Money Market Fund) over a 24-month period. The total amount of your intended purchases will determine the reduced sales charge rate that will apply to Investor Class, Class A, Class A2 or Class Z shares of the MainStay Funds purchased during that period. You can also apply a Right of Accumulation to these purchases.

Your Letter of Intent goal must be at least $100,000. Submitting a Letter of Intent does not obligate you to purchase the specified amount of shares. If you do not meet your intended purchase goal, the initial sales charge that you paid on your purchases will be recalculated to reflect the actual value of shares purchased. A certain portion of your shares will be held in escrow by the Transfer Agent for this purpose. For more information, please see the SAI.

•	Your Responsibility

To receive the reduced sales charge, you must inform the Transfer Agent of your eligibility and holdings at the time of your purchase if you are buying shares directly from the MainStay Funds. If you are buying MainStay Fund shares through a financial intermediary firm, you must tell your financial adviser of your eligibility for a Right of Accumulation or a Letter of Intent at the time of your purchase.

To combine shares of eligible MainStay Funds held in accounts at other intermediaries under your Right of Accumulation or a Letter of Intent, you may be required to provide the Transfer Agent or your financial adviser a copy of each account statement showing your current holdings of each eligible MainStay Fund, including statements for accounts held by you, your spouse or your children under age 21, as described above. The Transfer Agent or intermediary through which you are buying shares will combine the value of all your eligible MainStay Fund holdings based on the current NAV per share to determine what Investor Class, Class A or Class A2 sales charge rate you may qualify for on your current purchase. If you do not inform the Transfer Agent or your financial adviser of all of your MainStay Fund holdings or planned MainStay Fund purchases that make you eligible for a sales charge reduction or do not provide requested documentation, you may not receive the discount to which you are otherwise entitled.

“Spouse,” with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Purchases at Net Asset Value

A Fund’s Class A or Class A2 shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through “wrap fee” or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of the Subadvisors; any employee or registered representative of a financial intermediary firm (and immediate family members) and any employee of SS&C GIDS, Inc. that is assigned to the Fund. Individuals and other types of accounts may purchase Class A2 shares at NAV, without payment of any sales charge, if exchanged for Class A shares of the same fund through a financial intermediary’s share class conversion program. Class A shares, Class A2 shares or Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

Class A shares of the MainStay Funds also may be purchased at NAV, without payment of any sales charge, by shareholders:

(i)

who owned Service Class shares of a series of Eclipse Trust (the predecessor trust for certain Funds) or certain series of MainStay Funds Trust, as of December 31, 2003, and who are invested directly with and have maintained their account with the Fund; and

(ii)	who owned Class P shares of certain Epoch Funds as of the closing date of their reorganization and who are invested directly with and have maintained their account with the Funds.

Purchases Through Financial Intermediaries

The MainStay Funds have authorized financial intermediary firms (such as a broker/dealers, financial advisers or financial institutions), and other intermediaries that the firms may designate, to accept orders. When an authorized firm or its designee has received your order, together with the purchase price of the shares, it is considered received by the MainStay Funds and will be priced at the next computed NAV. Financial intermediary firms may charge transaction fees or other fees and may modify other features such as minimum investment amounts, share class eligibility and exchange privileges.

Please read your financial intermediary firm’s program materials for any special provisions or additional service features that may apply to investing in the MainStay Funds through the firm.

The availability of initial sales charge waivers (and discounts) may depend on the particular financial intermediary or type of account through which you purchase MainStay Fund shares. The MainStay Funds’ initial sales charge waivers disclosed in this Prospectus and the SAI are available through financial intermediaries. The initial sales charge waivers available only to customers of certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. For these customers, the sales charge waivers offered by the MainStay Funds may not be available for transactions through the intermediary. Please contact your financial intermediary regarding the availability of applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

Contingent Deferred Sales Charge on Certain Investor Class, Class A and Class A2 Share Redemptions

For purchases of Class A and Investor Class shares of each MainStay Fund (except MainStay MacKay Short Term Municipal Fund and MainStay Short Term Bond Fund), a CDSC of 1.00% (0.50% for the MainStay ETF Asset Allocation Funds) may be imposed on redemptions made within 18 months of the date of purchase on shares that were purchased without an initial sales charge. For purchases of Class A, Class A2 and Investor Class shares of MainStay MacKay Short Term Municipal Fund and Class A and Investor Class shares of MainStay Short Term Bond Fund, a CDSC of 0.50% may be imposed on redemptions made within 12 months of the date of purchase on shares that were purchased without an initial sales charge.

The Distributor may pay a commission to financial intermediary firms on these purchases from its own resources. See “Sales Charge Reductions and Waivers—Waivers of Contingent Deferred Sales Charges” below.

Waivers of Contingent Deferred Sales Charges

A CDSC may not be imposed on redemptions of Class A, Class A2 and Investor Class shares purchased at NAV through financial intermediaries or by persons that are affiliated with New York Life or its affiliates. Any applicable CDSC on Class A, Class A2 and Investor Class shares may be waived for redemptions made through a financial intermediary firm that has waived its finder’s fee or other similar compensation.

In addition, the CDSC on subject Class A, Class A2, Investor Class, Class B, Class C or Class C2 shares may be waived for: (i) withdrawals from qualified retirement plans and nonqualified deferred compensation plans resulting from separation of service, loans, hardship withdrawals, Qualified Domestic Relations Orders (“QDROs”) and required excess contribution returns pursuant to applicable IRS rules; and Required Minimum Distributions (based on MainStay holdings only) for IRA and 403(b)(7) TSA participants in the year following the year in which such participant attains age 73. However, different rules relating to mandatory distributions apply to individuals who attained age 70 1/2 before 2020; (ii) withdrawals related to the termination of a retirement plan where no successor plan has been established; (iii) transfers within a retirement plan where the proceeds of the redemption are invested in any guaranteed investment contract written by New York Life or any of its affiliates, transfers to products offered within a retirement plan which uses NYLIM Service Company or an affiliate as the recordkeeper; as well as participant transfers or rollovers from a retirement plan to a MainStay IRA; (iv) required distributions by charitable trusts under Section 664 of the Internal Revenue Code for accounts held directly with a MainStay Fund; (v) redemptions following the death of the shareholder or the beneficiary of a living revocable trust or within one year (18 months with respect to Class A, Investor Class and Class C shares of the MainStay MacKay Short Duration High Income Fund) following the disability of a shareholder occurring subsequent to the purchase of shares; (vi) redemptions under the Systematic Withdrawal Plan for accounts held directly with the Fund used to pay scheduled monthly premiums on insurance policies issued by New York Life or an affiliate; (vii) continuing, periodic systematic withdrawals within one year of the date of the initial purchase, under the Systematic Withdrawal Plan, up to an annual total of 10% of the value of a shareholder’s Class A, Class A2, Investor Class, Class B, Class C or Class C2 shares in a Fund; (viii) redemptions by New York Life or any of its affiliates or by accounts managed by New York Life or any of its affiliates; (ix) redemptions effected by registered investment companies by virtue of transactions with a Fund; and (x) redemptions by shareholders of shares purchased with the proceeds of a settlement payment made in connection with the liquidation and dissolution of a limited partnership sponsored by New York Life or one of its affiliates.

The availability of contingent deferred sales charge waivers may depend on the particular financial intermediary or type of account through which you purchase or hold MainStay Fund shares. The MainStay Funds’ contingent deferred sales charge waivers disclosed in this Prospectus and the SAI are available for direct accounts and through financial intermediaries. The contingent deferred sales charge waivers available through certain other financial intermediaries are set forth in Appendix A – Intermediary-Specific Sales Charge Waivers and Discounts to this Prospectus. Please contact your financial intermediary regarding applicable sales charge waivers and information regarding the intermediary’s related policies and procedures.

For information about these considerations, call your financial adviser or the Transfer Agent toll free at 800-624-6782; see our website at newyorklifeinvestments.com/salescharges; and read the information under “Reduced Sales Charges on Class A, Class A2 and Investor Class Shares—Contingent Deferred Sales Charge, Class A, Class A2 and Investor Class Shares” in the SAI.

INFORMATION ON FEES

Rule 12b-1 Plans

Each MainStay Fund (except the MainStay Money Market Fund) has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act for certain classes of shares pursuant to which distribution and/or service (12b-1) fees are paid to the Distributor. Rule 12b-1 fees are calculated and accrued daily and paid monthly. The Investor Class, Class A, Class A2 and Class R2 12b-1 plans provide for payment for distribution and/or service activities of up to 0.25% of the average daily net assets of the respective class. The Class B and Class C 12b-1 plans each provide for payment of 0.75% for distribution (0.25% for MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund) and 0.25% for service activities for a total 12b-1 fee of up to 1.00% of the average daily net assets of Class B and Class C shares, respectively (0.50% for MainStay

MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund). The Class C2 12b-1 plan provides for payment of 0.40% for distribution and 0.25% for service activities for a total 12b-1 fee of up to 0.65% of the average daily net assets of Class C2 shares. The Class Z 12b-1 plan provides for payment for distribution and/or service activities of up to 0.20% of the average daily net assets of Class Z shares. The Class R3 and SIMPLE Class 12b-1 plans each provide for payment of 0.25% for distribution and/or 0.25% for service activities for a total 12b-1 fee of up to 0.50% of the average daily net assets of Class R3 and SIMPLE Class shares, respectively. The distribution activities paid for by this distribution fee are those activities that are primarily intended to result in the sale of MainStay Fund shares. The service activities paid for by this service fee are personal shareholder services and maintenance of shareholder accounts. With respect to Class R2 and Class R3 shares, the portion of the 12b-1 fee dedicated to service activities is in addition to the 0.10% of annual net assets paid under the Class R2 and Class R3 Shareholder Services Plans, as discussed in the section entitled “Shareholder Services Plans.” The Distributor may pay all or a portion of the 12b-1 fee to your investment professional. Because 12b-1 fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges.

Shareholder Services Plans

Each MainStay Fund that offers Class R1, Class R2 or Class R3 shares has adopted a Shareholder Services Plan with respect to those classes. Under the terms of the Shareholder Services Plans, each MainStay Fund’s Class R1, Class R2 or Class R3 shares pay New York Life Investments, its affiliates or independent third-party service providers, as compensation for services rendered to the shareholders of the Class R1, Class R2 or Class R3 shares, a shareholder service fee at the rate of 0.10% on an annualized basis of the average daily net assets of Class R1, Class R2 or Class R3 shares of such MainStay Fund.

Pursuant to the Shareholder Services Plans, each MainStay Fund’s Class R1, Class R2 or Class R3 shares may pay for shareholder services or account maintenance services, including assistance in establishing and maintaining shareholder accounts, processing purchase and redemption orders, communicating periodically with shareholders and assisting shareholders who have questions or other needs relating to their account. Because service fees are ongoing, over time they will increase the cost of an investment in the MainStay Fund and may cost more than certain types of sales charges. With respect to the Class R2 and R3 shares, these services and fees are in addition to those services and fees that may be provided under the Class R2 or Class R3 12b-1 plan.

Small Account Fee

Several of the MainStay Funds have a relatively large number of shareholders with small account balances. Small accounts increase the transfer agency expenses borne by the Funds. In an effort to reduce total transfer agency expenses, the MainStay Funds (except the MainStay ETF Asset Allocation Funds) have implemented a small account fee. Each shareholder with an account balance of less than $1,000 ($5,000 for Class A share accounts) will be charged an annual per account fee of $20 (assessed semi-annually, as discussed below). The fee may be deducted directly from your account balance. This small account fee will not apply to certain types of accounts including:

•	accounts held by employees of New York Life and its subsidiaries and their employees, officers, directors or agents or former employees (and immediate family members);

•

Class B share, Class I share, Class R1 share, Class R2 share, Class R3 share, Class R6 share and Class P share accounts, retirement plan services bundled accounts and investment-only retirement accounts;

•	accounts with active AutoInvest plans where the MainStay Funds deduct funds directly from the client’s checking or savings account;

•	New York Life Investments SIMPLE IRA Plan Accounts and SEP IRA Accounts that have been funded/established for less than 1 year;

•	certain 403(b)(7) accounts;

•	accounts serviced by unaffiliated financial intermediary firms or third-party administrators (other than New York Life Investments SIMPLE IRA Plan Accounts);

•	certain Investor Class accounts where the small account balance is due solely to the conversion from Class B, Class C or Class C2 shares; and

•	Investors who obtained their Class A shares through certain reorganizations.

This small account fee will be deducted in $10 increments on or about March 1st and September 1st of each year. For accounts with balances of less than $10, the remaining balance will be deducted and the account will be closed. The MainStay Funds may, from time to time, consider and implement additional measures to increase the average shareholder account size and/or otherwise reduce the cost of transfer agency services. Please contact the MainStay Funds by calling toll-free 800-624-6782 for more information.

COMPENSATION TO FINANCIAL INTERMEDIARY FIRMS

Financial intermediary firms and their associated financial advisers are paid in different ways for the services they provide to the MainStay Funds and shareholders. Such compensation may vary depending upon the financial intermediary firm, the MainStay Fund sold, the amount invested, the share class sold, the amount of time that shares are held and/or the services provided by the particular financial intermediary firm.

The Distributor will pay sales concessions to financial intermediary firms, as described in the tables under “Information on Sales Charges” above, on the purchase price of Investor Class, Class A, Class A2 or Class Z shares sold subject to a sales charge. The Distributor retains the difference, if any, between the sales charge that you pay and the portion that it pays to financial intermediary firms as a sales concession. The Distributor and/or an affiliate, from its/their own resources, also may pay a finder’s fee or other compensation up to 1.00% of the purchase price of Investor Class, Class A, Class A2 or Class Z shares, sold at NAV, to financial intermediary firms at the time of sale. The Distributor may pay a sales concession of up to 1.00% on purchases of Class C or Class C2 shares to financial intermediary firms at the time of sale.

For share classes that have adopted a 12b-1 plan, the Distributor will also pay, pursuant to the 12b-1 plan, distribution-related and other service fees to qualified financial intermediary firms for providing certain services.

In addition to the payments described above, the Distributor and/or an affiliate will pay from its/their own resources additional fees to certain financial intermediary firms, including an affiliated broker/dealer, in connection with the sale of any class of MainStay Fund shares (other than Class R6) and/or shareholder or account servicing arrangements. The amount paid to financial intermediary firms pursuant to these sales and/or servicing fee arrangements varies and may involve payments of up to 0.25% on new sales and/or up to 0.35% annually on assets held or fixed dollar amounts according to the terms of the agreement between the Distributor and/or its affiliate and the financial intermediary. The Distributor or an affiliate may make these payments based on factors including, but not limited to, the distribution potential of the financial intermediary, the types of products and programs offered by the financial intermediary, the level and/or type of marketing and administrative support provided by the financial intermediary, the level of assets attributable to and/or sales by the financial intermediary and the quality of the overall relationship with the financial intermediary. Such payments may qualify a MainStay Fund for preferred status with the financial intermediary receiving the payments or provide the representatives of the Distributor with access to representatives of the financial intermediary’s sales force, in some cases on a preferential basis over the mutual funds and/or representatives of the Funds’ competitors.

The Distributor, from its own resources or from those of an affiliate, also may reimburse financial intermediary firms in connection with their marketing activities supporting the MainStay Funds. To the extent permitted under applicable SEC and Financial Industry Regulatory Authority (“FINRA”) rules and other applicable laws and regulations, the Distributor or an affiliate may sponsor training or informational meetings or provide other non-monetary benefits for financial intermediary firms and their associated financial advisers and may make other payments or allow other promotional incentives or payments to financial intermediaries.

Wholesaler representatives of the Distributor communicate with financial intermediary firms on a regular basis to educate their financial advisers about the MainStay Funds and to encourage the advisers to recommend the purchase of MainStay Fund shares to their clients. The Distributor, from its own resources or from those of an affiliate, may absorb the costs and expenses associated with the marketing efforts of these firms and financial advisers, which may include travel, lodging, sponsorship at educational seminars and conferences, entertainment and meals to the extent permitted by law and FINRA rules. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the MainStay Funds, which may vary based on the MainStay Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling MainStay Fund shares or are listed on MainStay Fund accounts.

To the extent that financial intermediaries receiving payments from the Distributor or an affiliate sell more shares of the MainStay Funds or retain more shares of the MainStay Funds for their clients’ accounts, New York Life Investments and its affiliates benefit from the incremental management and other fees they receive with respect to those assets.

In addition to the payments described above, NYLIM Service Company or an affiliate may make payments to financial intermediary firms that provide sub-transfer agency and other administrative services in addition to supporting distribution of the MainStay Funds. NYLIM Service Company uses a portion of the transfer agent fees it receives from the MainStay Funds to make these sub-transfer agency and other administrative payments. To the extent that the fee amounts payable by NYLIM Service Company or an affiliate for such sub-transfer agency and other administrative services exceed the corresponding transfer agent fees that the MainStay Funds pay to NYLIM Service Company, then NYLIM Service Company or an affiliate will pay the difference from its own resources. In connection with these arrangements, NYLIM Service Company may retain a portion of the fees for the sub-transfer agency oversight, support and administrative services it provides.

For Class R6 shares, no compensation, administrative payments, sub-transfer agency payments or service payments are paid to financial intermediary firms from MainStay Fund assets or the Distributor’s or an affiliate’s resources. The Distributor or an affiliate may pay de minimis amounts to intermediaries for setup, connectivity or other technological expenses. Class R6 shares do not provide for the payment of sales charges, Rule 12b-1 fees, or other compensation to financial intermediaries for their efforts in assisting in the sale of, or in selling the MainStay Fund’s shares.

Although financial firms that sell MainStay Fund shares may execute brokerage transactions for a MainStay Fund’s portfolio, the MainStay Funds, New York Life Investments and the Subadvisors do not consider the sale of MainStay Fund shares as a factor when choosing financial firms to effect portfolio transactions for the MainStay Funds.

The types and amounts of payments described above can be significant to the financial intermediary. Payments made from the Distributor’s or an affiliate’s resources do not increase the price or decrease the amount or value of the shares you purchase. However, if investment advisers, distributors or affiliates of mutual funds make such payments in differing amounts, financial intermediary firms and their financial advisers may have financial incentives and be subject to conflicts of interest for recommending a particular mutual fund or a particular share class of that fund over other mutual funds. For example, payments made by the Distributor or an affiliate, as described above, may be used by the financial intermediary firm to reduce or eliminate transaction charges associated with purchases of MainStay Fund shares. Payments made from the Distributor’s or an affiliate’s own resources are not reflected in tables in the “Fees and Expenses of the Fund” sections of the MainStay Funds’ Prospectuses because the payments are not made by the MainStay Funds.

For more information regarding the types of compensation described above, see the SAI or consult with your financial intermediary firm or financial adviser. You should also review carefully any disclosure by your financial intermediary firm as to compensation received by that firm and/or your financial adviser.

BUYING, SELLING, CONVERTING AND EXCHANGING MAINSTAY FUND SHARES HOW TO OPEN YOUR ACCOUNT

Investor Class, Class A or Class C Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment to your financial adviser or directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please note that if you select Class A shares on your application and you are not eligible to invest in Class A shares, we will treat your application as being in good order but will invest you in Investor Class shares of the same MainStay Fund provided Investor Class shares are available through your intermediary if you are not purchasing shares directly from the MainStay Funds. Similarly, if you select Investor Class shares and you are eligible to invest in Class A shares we will treat your application as being in good order, but will invest you in Class A shares of the same MainStay Fund.

Good order means all the necessary information, signatures and documentation have been fully completed. With respect to a redemption request, good order generally means that a letter must be signed by the record owner(s) exactly as the shares are registered, and a Medallion Signature Guarantee may be required. See “Medallion Signature Guarantees” below. In cases where a redemption is requested by a corporation, partnership, trust, fiduciary or any other person other than the record owner, written evidence of authority acceptable to NYLIM Service Company must be submitted before the redemption request will be processed.

Class A2 Shares

Class A2 shares are available only through certain financial intermediary firms. The financial intermediary firm will assist you with opening an account.

Class I, Class R1, Class R2, Class R3, Class R6 and SIMPLE Class Shares

If you are participating in a company savings plan, such as a 401(k) plan, profit sharing plan, defined benefit plan, Keogh or other employee-directed plan, your company will provide you with the information you need to open an account and buy or sell Class I, Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares of the MainStay Funds.

If you are investing through a financial intermediary firm, the financial intermediary firm will assist you with opening an account.

Class C2 Shares

Class C2 shares are available only through certain financial intermediary firms. The financial intermediary firm will assist you with opening an account.

Class P Shares

Return your completed MainStay Funds application in good order with a check payable to the MainStay Funds for the amount of your investment directly to MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-

9000. Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application.

All Classes

You buy shares at NAV (plus, for Investor Class, Class A, Class A2 and Class Z shares, any applicable front-end sales charge). NAV is generally calculated by each MainStay Fund as of the Fund’s close (usually 4:00 pm Eastern time) on the Exchange every day the Exchange is open. The MainStay Funds do not usually calculate their NAVs on days when the Exchange is scheduled to be closed. When you buy shares, you must pay the NAV next calculated after we receive your purchase request in good order. Alternatively, the MainStay Funds have arrangements with certain financial intermediary firms whereby purchase requests through these entities are considered received in good order when received by the financial intermediary firm together with the purchase price of the shares ordered. The order will then be priced at a MainStay Fund’s NAV next computed after receipt in good order of the purchase request by these entities. Such financial intermediary firms are responsible for timely and accurately transmitting the purchase request to the MainStay Funds.

If the Exchange is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the Exchange has an unscheduled early closing on a day it has opened for business, each MainStay Fund reserves the right to treat such day as a business day and accept purchase and redemption orders until, and calculate its NAV as of, the normally scheduled close of regular trading on the NYSE for that day, so long as New York Life Investments believes there generally remains an adequate market to obtain reliable and accurate market quotations. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, each MainStay Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until, and calculate a Fund’s NAV as of, such earlier closing time.

When you open your account, you may also want to choose certain buying and selling options, including transactions by wire. In most cases, these choices can be made later in writing, but it may be quicker and more convenient to decide on them when you open your account. Please note that your bank may charge a fee for wire transfers.

To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens a new account and to determine whether such person’s name appears on government lists of known or suspected terrorists and terrorist organizations. As a result, the MainStay Funds, or your financial adviser on their behalf, must obtain the following information for each person who opens a new account:

•	Name;

•	Date of birth (for individuals);

•	Residential or business street address (although post office boxes are still permitted for mailing); and

•	Social security number or taxpayer identification number.

You may also be asked for a copy of your driver’s license, passport or other identifying document in order to verify your identity. In addition, it may be necessary to verify your identity by cross-referencing your identification information with a consumer report or other electronic database. Additional information may be required to open accounts for corporations and other entities. Certain information regarding beneficial ownership will be verified, including information about the identity of beneficial owners of such entities.

Federal law prohibits the MainStay Funds and other financial institutions from opening a new account unless they receive the minimum identifying information listed above.

After an account is opened, the MainStay Funds may restrict your ability to purchase additional shares until your identity is verified, and, for legal entities, the identities of beneficial owners are verified. The MainStay Funds also may close your account or take other appropriate action if they are unable to verify your identity within a reasonable time. If your account is closed for this reason, your shares will be redeemed at the NAV next calculated after the account is closed, and the MainStay Funds, New York Life Investments and its affiliates and the Board will not be responsible for any loss in your account or tax liability resulting therefrom.

CONVERSIONS BETWEEN SHARE CLASSES

In addition to any automatic conversion features described above in this Shareholder Guide with respect to Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares, you generally may also elect on a voluntary basis to convert, for example:

•

Investor Class shares into Class A shares, or Investor Class shares that are no longer subject to a CDSC into Class I shares, of the same MainStay Fund, subject to satisfying the eligibility requirements of Class A or Class I shares.

•	Class A shares that are no longer subject to a CDSC into Class I shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class I shares.

•

Class C or Class C2 shares that are no longer subject to a CDSC into Class A, Class I or Class Z shares of the same MainStay Fund to facilitate participation in a fee-based advisory program, subject to satisfying the eligibility requirements of Class A, Class I or Class Z shares.

Also, you generally may elect on a voluntary basis to convert your Investor Class, Class A, Class C or Class C2 shares that are no longer subject to a CDSC, or Class I, Class R1, Class R2 or Class R3 shares, into Class R6 shares of the same MainStay Fund, subject to satisfying the eligibility requirements of Class R6 shares.

These limitations do not impact any automatic conversion features described elsewhere in this Shareholder Guide with respect to Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares. An investor may directly or through his or her financial intermediary contact the MainStay Funds to request a voluntary conversion between share classes of the same MainStay Fund as described above. You may be required to provide sufficient information to establish eligibility to convert to the new share class. Class B shares are ineligible for a voluntary conversion. Conversion of any shares of any other class of shares into Class Z shares is not permitted unless the shareholder already owns Class Z shares. All permissible conversions will be made on the basis of the relevant NAVs of the two classes without the imposition of any sales load, fee or other charge. If you fail to remain eligible for the new share class, you may be converted automatically back to your original share class. Although the MainStay Funds expect that a conversion (or intra-MainStay Fund exchange) between share classes of the same MainStay Fund should not result in the recognition of a gain or loss for tax purposes, you should consult with your own tax adviser with respect to the tax treatment of your investment in a MainStay Fund. The MainStay Funds may change, suspend or terminate this conversion feature at any time.

Class C or Class C2 shares held through a financial intermediary in an omnibus account will be converted into Class A shares or Investor Class shares only if the intermediary can document that the shareholder has met the required holding period. In certain circumstances, for example, when shares are invested through retirement plans or omnibus accounts, a financial intermediary may not have transparency into how long a shareholder has held Class C or Class C2 shares for purposes of determining whether such Class C or Class C2 shares are eligible for automatic conversion into Class A shares or Investor Class shares. Thus, the financial intermediary may not have the ability to track purchases to credit individual shareholders’ holding periods. In these circumstances, a Fund may not be able to automatically convert Class C or Class C2 shares into Class A shares or Investor Class shares as described above. In order to determine eligibility for conversion in these circumstances, it is the responsibility of the shareholder or its financial intermediary to notify the Fund that the shareholder is eligible for the conversion of Class C or Class C2 shares to Class A shares or Investor Class shares, and the shareholder or their financial intermediary may be required to maintain and provide the Fund with records that substantiate the holding period of Class C or Class C2 shares. For clients of financial intermediaries, it is the financial intermediary’s responsibility (and not the Funds’) to keep records and to ensure that the shareholder is credited with the proper holding period. Please consult with your financial intermediary about your shares’ eligibility for this conversion feature.

Following a share class conversion (or other similar shareholder transaction event, such as an intra-MainStay Fund exchange), the ongoing fees and expenses of the new share class will differ from and may be higher or lower than those of the share class that you previously held. You should carefully review information in this Prospectus relating to the new share class, including the fees, expenses and features of the new share class, or contact your financial intermediary for more information.

You should also consult your financial intermediary to learn more about the details of these types of shareholder transaction events for Fund shares held through the intermediary.

Opening Your Account – Individual Shareholders

	How	Details
By wire:

You or your financial adviser should call us toll-free at 800-624-6782 to obtain an account number and wiring instructions. Wire the purchase amount to:

State Street Bank and Trust Company

•  ABA #011-0000-28

•  MainStay Funds (DDA #99029415)

•  Attn: Custody and Shareholder Services

Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

The wire must include:

•  name(s) of investor(s);

•  your account number; and

•  MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer. An application must be received by NYLIM Service Company within three business days.

By mail:

Return your completed MainStay Funds Application with a check for the amount of your investment to:

MainStay Funds

P.O. Box 219003

Kansas City, MO 64121-9000

Send overnight orders to:

MainStay Funds

430 West 7th Street, Suite 219003

Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum initial investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•  name(s) of investor(s); and

•  MainStay Fund name and share class.

Alternatively, you may choose to have your initial deposit processed via ACH from your bank account. You can do this by selecting the initial deposit via ACH option and submitting bank information on your application. Please take note of the applicable minimum investment amounts for your Fund and share class.

•  The maximum ACH purchase amount is $100,000.

•  If the bank information section of your application is not completed correctly or in its entirety, we will be unable to process your initial deposit.

Buying additional shares of the MainStay Funds – Individual Shareholders

	How	Details
By wire:	Wire the purchase amount to: State Street Bank and Trust Company • ABA #011-0000-28 • MainStay Funds (DDA #99029415) • Attn: Custody and Shareholder Services

Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

The wire must include:

•  name(s) of investor(s);

•  your account number; and

•  MainStay Fund name and share class.

Your bank may charge a fee for the wire transfer.

By phone:	Call, or have your financial adviser call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open to make an ACH purchase.

Eligible investors can purchase shares by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•  The maximum ACH purchase amount is $100,000.

•  We must have your bank information on file.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000 Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

Make your check payable to MainStay Funds. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

Be sure to write on your check:

•  name(s) of investor(s);

•  your account number; and

•  MainStay Fund name and share class.

By internet:	Visit us at newyorklifeinvestments.com/accounts

Eligible investors can purchase shares via ACH by using electronic debits from a designated bank account on file. Please take note of the applicable minimum investment amounts for your MainStay Fund and share class.

•  The maximum ACH purchase amount is $100,000.

•  We must have your bank information on file.

Selling Shares – Individual Shareholders

	How	Details
By contacting your financial adviser:		• You may sell (redeem) your shares through your financial adviser or by any of the methods described below.

By phone:	To receive proceeds by check: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available.

•  Generally, after receiving your sell order by phone, we will send a check to the account owner at the owner’s address of record the next business day, although it may take up to seven days to do so. Generally, we will not send checks to addresses on record for 30 days or less.

•  The maximum order we can process by phone is $100,000.

To receive proceeds by wire: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•  Generally, after receiving your sell order by phone, we will send the proceeds by bank wire to your bank account on file the next business day, although it may take up to seven days to do so. Your bank may charge you a fee to receive the wire transfer.

•  We must have your bank account information on file.

•  There is an $11 fee for wire redemptions, except no fee applies to redemptions of Class I shares.

•  Generally, the minimum wire transfer amount is $1,000.

To receive proceeds electronically by ACH: Call us toll-free at 800-624-6782 between 8:30 am and 5:00 pm Eastern time any day the Exchange is open. You should have your account number and social security or taxpayer identification number available. Eligible investors may sell shares and have proceeds electronically credited to their designated bank account on file.

•  Generally, after receiving your sell order by phone, we will send the proceeds by ACH transfer to your designated bank account on file the next business day, although it may take up to seven days to do so.

•  We must have your bank account information on file.

•  After we initiate the ACH transfer, proceeds may take 2-3 business days to reach your bank account.

•  The MainStay Funds do not charge fees for ACH transfers.

•  The maximum ACH transfer amount is $100,000.

By mail:	Address your order to: MainStay Funds P.O. Box 219003 Kansas City, MO 64121-9000	Write a letter of instruction that includes: • your name(s) and signature(s); • your account number;

	How	Details
Send overnight orders to: MainStay Funds 430 West 7th Street, Suite 219003 Kansas City, MO 64105-1407

•  MainStay Fund name and share class; and

•  dollar amount or share amount you want to sell.

A Medallion Signature Guarantee may be required.

There is a $15 fee for Class A or Class A2 shares ($25 fee for Investor Class, Class B, Class C, Class C2 or SIMPLE Class shares) for checks mailed to you via overnight service.

By internet:	Visit us at newyorklifeinvestments.com/accounts

GENERAL POLICIES

The following are our general policies regarding the purchase and sale of MainStay Fund shares. The MainStay Funds reserve the right to change these policies at any time. Certain retirement plans and/or financial intermediaries may adopt different policies. Consult your plan or account documents for the policies applicable to you or contact your financial intermediary for more information.

Buying Shares

•

All investments must be in U.S. dollars with funds drawn on a U.S. bank. We generally will not accept payment in the following forms: travelers checks, personal money orders, credit card convenience checks, cash or starter checks.

•	Generally, we do not accept third-party checks, and we reserve the right to limit the number of checks processed at one time.

•	The MainStay Funds may not allow investments in accounts that do not have a correct address for the investor.

•

If your investment check or ACH purchase does not clear, your order will be canceled and your account will be responsible for any losses or fees a MainStay Fund incurs as a result. Your account will also be charged a $20 fee for each returned check or canceled ACH purchase. In addition, a MainStay Fund may also redeem shares to cover any losses it incurs as a result. If an AutoInvest payment is returned unpaid for two consecutive periods, the privilege will be suspended until you notify us to reinstate it.

•	If you wish to defer or stop an ACH purchase, please contact the MainStay Funds at least 3 days prior to the scheduled purchase.

•	A MainStay Fund may, in its discretion, reject, restrict or cancel, in whole or in part, without prior notice, any order for the purchase of shares.

•	The MainStay Funds do not issue share certificates at this time.

•	To buy shares by wire the same day, we generally must receive your wired money by 4:00 pm Eastern time. Your bank may charge a fee for the wire transfer.

•	To buy shares electronically via ACH, generally call before 4:00 pm Eastern time to buy shares at the current day’s NAV.

Selling Shares

•

Your shares will be sold at the next NAV calculated after we receive your request in good order. Generally, we will make the payment, less any applicable CDSC, on the next business day for all forms of payment after receiving your request in good order. However, it may take up to seven days to do so.

•

If you redeem shares that were purchased by check or ACH shortly before such redemption, MainStay Funds will process your redemption but may delay sending the proceeds up to 10 days to reasonably ensure that the check or ACH payment has cleared.

•

When you sell Class B, Class C or Class C2 shares, or Investor Class, Class A or Class A2 shares, when applicable, MainStay Funds will recover any applicable sales charges either by selling additional shares, if available, or by reducing your proceeds by the amount of those charges.

•	The right to redeem shares of a Fund may be suspended and the payment of redemption proceeds may be postponed for any period beyond seven days:

•	during which the Exchange is closed other than customary weekend and holiday closings or during which trading on the Exchange is restricted;

•	when the SEC determines that a state of emergency exists that may make payment or transfer not reasonably practicable;

•	as the SEC may by order permit for the protection of the shareholders of MainStay Funds; or

•	at any other time as the SEC, laws or regulations may allow.

•

In addition, in the case of the MainStay Money Market Fund, the Board may impose a fee upon the sale of shares. The Board also may suspend redemptions and irrevocably approve the liquidation of the MainStay Money Market Fund as permitted by applicable law.

•	Unless you decline telephone privileges on your application, you may be responsible for any fraudulent telephone order as long as the MainStay Funds take reasonable measures to verify the order.

•	Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses, however, may be denied.

•

We require a written order to sell shares if an account has submitted a change of address during the previous 30 days, unless the proceeds of the sell order are directed to your bank account on file with us.

•	We may require a written order to sell shares and a Medallion Signature Guarantee if:

•	the proceeds from the sale are to be wired and we do not have on file required bank information to wire funds;

•	the proceeds from the sale are being sent via wire or ACH to bank information that was added or changed within the past 30 days;

•	the proceeds from the sale will exceed $100,000 to the address of record;

•	the proceeds of the sale are to be sent to an address other than the address of record;

•	the account was designated as a lost shareholder account within 30 days of the redemption request; or

•	the proceeds are to be payable to someone other than the registered account holder(s).

•	In the interests of all shareholders, we reserve the right to:

•

temporarily hold redemption proceeds of natural persons (i) age 65 or older or (ii) age 18 and older who the Transfer Agent reasonably believes has a mental or physical impairment that renders the individual unable to protect his or her own interests from actual or attempted financial exploitation; however, the Transfer Agent is not required to hold redemption proceeds in these circumstances and does not assume any obligation to do so;

•	change or discontinue exchange privileges upon notice to shareholders, or temporarily suspend this privilege without notice under extraordinary circumstances;

•	change or discontinue the systematic withdrawal plan upon notice to shareholders;

•

close accounts with balances less than $250 invested in Investor Class shares or $750 invested in all other classes of shares (by redeeming all shares held and sending proceeds to the address of record); and/or

•	change the minimum investment amounts.

•	There is no fee for wire redemptions of Class I or Class P shares.

•	Calls received before 4:00 pm Eastern time will generally receive the current day’s NAV.

•	Calls received after 4:00 pm Eastern time will receive the following business day’s NAV.

Each MainStay Fund typically expects to meet redemption requests by using holdings of cash or cash equivalents or proceeds from the sale of portfolio holdings (or a combination of these methods), unless it believes circumstances warrant otherwise. For example, under stressed market conditions, as well as during emergency or temporary circumstances, each MainStay Fund may distribute redemption proceeds in-kind (rather than in cash), access its line of credit or overdraft facility, or borrow through other sources (e.g., reverse repurchase agreements or engage in certain types of derivatives) to meet redemption requests. See “Redemptions-In-Kind” below and the SAI for more details regarding redemptions-in-kind.

MainStay Money Market Fund

The MainStay Money Market Fund (the “Fund”) intends to qualify as a “retail money market fund” pursuant to Rule 2a-7 under the 1940 Act or the rules governing money market funds. As a “retail money market fund,” the Fund has adopted policies and procedures reasonably designed to limit all beneficial owners of the Fund to natural persons. In order to be eligible to invest in the Fund, you may be required to furnish the Fund or your financial intermediary with certain information (e.g., social security number or government-issued identification, such as a driver’s license or passport) that confirms your eligibility to invest in the Fund. Accounts that are not beneficially owned by natural persons (for example, accounts not associated with a social security number), such as those opened by businesses, including small businesses, defined benefit plans and endowments, are not eligible to invest in the Fund and the Fund will deny purchases of Fund shares by such accounts.

Natural persons may invest in the Fund through certain tax-advantaged savings accounts, trusts and other retirement and investment accounts, which may include, among others: participant-directed defined contribution plans; individual retirement accounts; simplified employee pension arrangements; simple retirement accounts; custodial accounts; deferred compensation plans for government or tax-exempt organization employees; Archer medical savings accounts; college savings plans; health savings account plans; ordinary trusts and estates of natural persons; or certain other retirement and investment accounts with ultimate investment power held by the natural person beneficial owner, notwithstanding having an institutional decision maker making day-to-day decisions (e.g., a plan sponsor in certain retirement arrangements or an investment adviser managing discretionary investment accounts).

Financial intermediaries are required to take steps to remove any shareholders on behalf of whom they hold shares in the Fund that are not eligible to invest in, or are no longer eligible to invest in, the Fund. Further, financial intermediaries may only submit purchase orders if they have implemented policies and procedures reasonably designed to limit all investors on behalf of whom they submit orders to accounts beneficially owned by natural persons. Financial intermediaries may be required by the Fund or a service provider to provide a written statement or other representation that they have in place, and operate in compliance with, such policies and procedures prior to submitting purchase orders.

The Fund may involuntarily redeem investors that do not satisfy the eligibility requirements for a “retail money market fund” or accounts that the Fund cannot confirm to its satisfaction are beneficially owned by natural persons. Neither the Fund, the Manager nor the Subadvisor will be responsible for any loss in an investor’s account or tax liability resulting from an involuntary redemption.

Additional Information

Wiring money to the MainStay Funds reduces the time a shareholder must wait before redeeming shares. Wired funds are generally available for redemption on the next business day. A 10-day hold may be placed on purchases made by check or ACH payment from the date the purchase is received, making them unavailable for immediate redemption.

You may receive confirmation statements that describe your transactions. You should review the information in the confirmation statements carefully. If you notice an error, you should call the MainStay Funds or your financial adviser immediately. If you or your financial adviser fails to notify the MainStay Funds within one year of the transaction, you may be required to bear the costs of any correction.

The policies and fees described in this Prospectus govern transactions with the MainStay Funds. If you invest through a third party—bank, broker/dealer, 401(k), financial intermediary firm or financial supermarket—there may be transaction fees for, and you may be subject to, different investment minimums or limitations on buying or selling shares. Accordingly, the return to investors who purchase through financial intermediaries may be less than the return earned by investors who invest in a MainStay Fund directly. Consult a representative of your plan or financial institution if in doubt.

From time to time, any of the MainStay Funds may close and reopen to new investors or new share purchases at their discretion. Due to the nature of their portfolio investments, certain MainStay Funds may be more likely to close and reopen than others. If a MainStay Fund is closed, either to new investors or new share purchases, and you redeem your total investment in the MainStay Fund, your account will be closed and you will not be able to make any additional investments in that MainStay Fund. If a MainStay Fund is closed to new investors, you may not exchange shares of other MainStay Funds for shares of that MainStay Fund unless you are already a shareholder of such MainStay Fund.

It is important that the MainStay Funds maintain a correct address for each investor. An incorrect address may cause an investor’s account statements and other mailings to be returned to the MainStay Funds. It is the responsibility of an investor to ensure that the MainStay Funds are aware of the correct address for the investor’s account(s). It is important to promptly notify us of any name or address changes.

Mutual fund accounts can be considered abandoned property.

States increasingly are looking at inactive mutual fund accounts and uncashed checks as possible abandoned or unclaimed property. Under certain circumstances, the MainStay Funds may be legally obligated to escheat (or transfer) an investor’s account to the appropriate state’s unclaimed property administrator. Escheatment with respect to a retirement account is subject to a 10% federal withholding on the account. The MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable to investors or their representatives for good faith compliance with state unclaimed or abandoned property (escheatment) laws. If you invest in a MainStay Fund through a financial intermediary, we encourage you to contact the financial intermediary regarding applicable state escheatment laws.

Escheatment laws vary by state, and states have different criteria for defining inactivity and abandoned property. Generally, a mutual fund account may be subject to “escheatment” (i.e., considered to be abandoned or unclaimed property) if the account owner has not initiated any activity in the account or contacted the MainStay Funds for an “inactivity period” as specified in applicable state laws. If a MainStay Fund is unable to establish contact with an investor, the MainStay Fund will determine whether the investor’s account must legally be considered abandoned and whether the assets in the account must be transferred to the appropriate state’s unclaimed property administrator. Typically, an investor’s last known address of record determines the state that has jurisdiction.

We strongly encourage you to contact us at least annually to review your account information. Below are ways in which you can assist us in safeguarding your MainStay Fund investments.

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Log in to your account by entering your user ID and Personal ID (PIN) at newyorklifeinvestments.com/accounts to view your account information. Please note, simply visiting our public website may not be considered establishing contact with us under state escheatment laws.

•	Call our 24-hour automated service line at 800-624-6782 and select option 1 for an account balance using your PIN.

•

Call one of our customer service representatives at 800-624-6782 Monday through Friday from 8:30 am to 5:00 pm Eastern time. Certain state escheatment laws do not consider contact by phone to be customer-initiated activity and such activity may be achieved only by contacting MainStay Funds in writing or through the MainStay Funds’ website.

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Take action on letters received in the mail from MainStay concerning account inactivity, outstanding checks and/or escheatment or abandoned property and follow the directions in these letters. To avoid escheatment, we advise that you promptly respond to any such letters.

•

If you are a resident of Texas, you may designate a representative to receive escheatment or abandoned property notices regarding MainStay Fund shares by completing and submitting a designation form that can be found on the website of the Texas Comptroller. The completed designation form may be mailed to the MainStay Funds. For more information, please call 800-624-6782.

The Prospectus and SAI, related regulatory filings, and any other MainStay Fund communications or disclosure documents do not purport to create any contractual obligations between the Funds and shareholders. The MainStay Funds may amend any of these documents or enter into (or amend) a contract on behalf of the Funds without shareholder approval except where shareholder approval is specifically required. Further, shareholders are not intended third-party beneficiaries of any contracts entered into by (or on behalf of) the Funds, including contracts with New York Life Investments, a Subadvisor or other parties who provide services to the Funds.

Medallion Signature Guarantees

A Medallion Signature Guarantee helps protect against fraud. To protect your account, each MainStay Fund and the Transfer Agent from fraud, Medallion Signature Guarantees may be required to enable us to verify the identity or capacity of the person who has authorized redemption proceeds to be sent to a third party or a bank not previously established on the account. Medallion Signature Guarantees may be also required for redemptions of $100,000 or more from an account by check to the address of record and for share transfer requests. Medallion Signature Guarantees must be obtained from certain eligible financial institutions that are participants in the Securities Transfer Association Medallion Program, the Stock Exchange Medallion Program, or the New York Stock Exchange Medallion Signature Program. Eligible guarantor institutions provide Medallion Signature Guarantees that are covered by surety bonds in various amounts. It is your responsibility to ensure that the Medallion Signature Guarantee that you acquire is sufficient to cover the total value of your transaction(s). If the surety bond amount is not sufficient to cover the requested transaction(s), the Medallion Signature Guarantee will be rejected.

Signature guarantees that are not a part of these programs will not be accepted. Please note that a notary public stamp or seal is not acceptable.

Investing for Retirement

You can purchase shares of most, but not all, of the MainStay Funds for retirement plans providing tax-deferred investments for individuals and institutions. You can use MainStay Funds in established plans or the Distributor may provide the required plan documents for selected plans. A plan document must be adopted for a plan to be in existence.

Custodial services are available for IRA, Roth IRA and Coverdell Education Savings Accounts (“CESAs”) (previously named Education IRA) as well as SEP and SIMPLE IRA plans. Plan administration is also available for select qualified retirement plans. An investor should consult with his or her tax advisor before establishing any tax-deferred retirement plan.

Not all MainStay Funds are available for all types of retirement plans or through all distribution channels. Please contact the MainStay Funds at 800-624-6782 and see the SAI for further details.

Purchases-In-Kind

You may purchase shares of a MainStay Fund by transferring securities to a MainStay Fund in exchange for MainStay Fund shares (“in-kind purchase”). In-kind purchases may be made only upon the MainStay Funds’ approval and determination that the securities are acceptable investments for the MainStay Fund and are purchased consistent with that MainStay Fund’s procedures relating to in-kind purchases. The MainStay Funds reserve the right to amend or terminate this practice at any time. You must call the MainStay Funds at 800-624-6782 before sending any securities. Please see the SAI for additional details.

Redemptions-In-Kind

The MainStay Funds reserve the right to pay redemptions, either totally or partially, by redemption-in-kind of securities (instead of cash) from the applicable MainStay Fund’s portfolio, consistent with the MainStay Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. Each Fund may distribute redemption proceeds in-kind under normal and stressed market conditions as well as during emergency or temporary circumstances. In addition, a Fund may distribute redemption proceeds in-kind to any type of shareholder or account, including retail and omnibus accounts. The MainStay Funds may also redeem shares in-kind upon the request of a shareholder. The securities distributed in such a redemption would be effected through a distribution of the MainStay Fund’s portfolio securities (generally pro rata) and valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed. Such securities may be illiquid, which means that they may be difficult or impossible to sell at an advantageous time or price. If a shareholder receives a redemption-in-kind, he or she should expect that the in-kind distribution would be subject to market and other risks, such as liquidity risk, before sale, and to incur transaction costs, including brokerage costs, when he or she converts the securities to cash. Gains or losses on the disposition of securities may also be tax reportable. Please see the SAI for additional details.

The Reinvestment Privilege May Help You Avoid Sales Charges

When you sell shares, you have the right—for 90 days—to reinvest any or all of the money in the same account and class of shares of the same or another MainStay Fund without paying another sales charge (so long as (i) those shares have not been reinvested once already; (ii) your account is not subject to a 30-day block as described in “Excessive Purchases and Redemptions or Exchanges;” and (iii) you are not reinvesting your required minimum distribution). If you paid a sales charge when you redeemed, you will receive a pro rata credit for reinvesting in the same account and class of shares.

Reinvestment will not relieve you of any tax consequences on gains realized from a sale. The deductions for losses may, however, be denied and, in some cases, sales charges may not be taken into account in computing gains or losses if the reinvestment privilege is exercised.

Convenient, yes...but not risk-free. Telephone and internet redemption privileges are convenient, but with them you give up some security. When you sign the application to buy shares, you agree that the MainStay Funds, the Board, and NYLIM Service Company and its affiliates will not be liable for following phone instructions that NYLIM Service Company or its affiliates reasonably believe are genuine. When using the MainStay Audio Response System or the internet, you bear the risk of any loss from your errors unless we fail to use established safeguards for your protection. The following safeguards are among those currently in place at MainStay Funds:

•	all phone calls with service representatives are recorded; and

•	written confirmation of every transaction is sent to your address of record.

We reserve the right to suspend the MainStay Audio Response System and website at any time or if the systems become inoperable due to technical problems.

MainStay Money Market Fund Check Writing

You can sell shares of the MainStay Money Market Fund by writing checks for an amount that meets or exceeds the pre-set minimum stated on your check. You need to complete special forms to set up check writing privileges. You cannot close your account by writing a check. This option is not available for IRAs, CESAs, 403(b)(7)s or qualified retirement plans.

Information on Liquidity Fees for the MainStay Money Market Fund

Pursuant to Rule 2a-7 under the 1940 Act, the Board is permitted to impose a liquidity fee on redemptions from the MainStay Money Market Fund (the “Fund”) of up to 2%.

The Board (or its delegate), based on its determination that the liquidity fee is in the best interests of the Fund, may, as early as the same day, impose a liquidity fee of no more than 2% on redemptions from the Fund.

The Board may, in its discretion, terminate a liquidity fee at any time, if it believes such action to be in the best interests of the Fund and its shareholders. When a fee is in place, the Fund may determine to halt purchases and exchanges or to subject any purchases to certain conditions, including, for example, a written affirmation of the purchaser’s knowledge that a fee is in effect. During periods when the Fund is imposing a liquidity fee, shareholders may exchange out of the Fund but will be subject to the applicable liquidity fee, which will reduce the value of the shares exchanged.

Liquidity fees are most likely to be imposed, if at all, during times of extraordinary market stress. The imposition and termination of a liquidity fee will be reported by the Fund to the SEC on Form N-CR. Such information will also be available on the Fund’s website. In addition, the Fund will communicate such action through a supplement to its registration statement and may further communicate such action through a press release or by other means. Liquidity fees would reduce the amount you receive upon redemption of your shares. The Fund would retain the liquidity fees for the benefit of remaining shareholders.

The Board may, in its discretion, permanently suspend redemptions and liquidate the Fund, if, among other things, at the end of a business day the Fund has less than 10% of its total assets invested in weekly liquid assets.

SHAREHOLDER SERVICES

Automatic Services

Buying or selling shares automatically is easy with the services described below. You select your schedule and amount, subject to certain restrictions. You can set up most of these services on your application, by accessing your shareholder account on the internet at newyorklifeinvestments.com/accounts, by contacting your financial adviser for instructions, or by calling us toll-free at 800-624-6782 for a form.

Systematic Investing—Individual Shareholders Only

MainStay offers four automatic investment plans:

1. AutoInvest

If you obtain authorization from your bank, you can automatically debit your designated bank account to:

•	make regularly scheduled investments; and/or

•	purchase shares whenever you choose.

2. Dividend or Capital Gains Reinvestment

Automatically reinvest dividends, distributions or capital gains from one MainStay Fund into the same MainStay Fund or the same class of any other MainStay Fund. Accounts established with dividend or capital gains reinvestment must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class.

3. Payroll Deductions

If your employer offers this option, you can make automatic investments through payroll deduction.

4. Systematic Exchange

Exchanges must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B, Class C or Class C2 shares at the time of the initial request. You may systematically exchange a share or dollar amount from one MainStay Fund into any other MainStay Fund in the same share class. Accounts established with a systematic exchange must meet the initial minimum investment amounts and any other eligibility requirements of the selected share class. Please see “Exchanging Shares Among MainStay Funds” for more information.

Systematic Withdrawal Plan—Individual Shareholders Only

Withdrawals must be at least $100. You must have at least $10,000 in your account for Investor Class, Class B, Class C and Class C2 shares at the time of the initial request. The above minimums are waived for IRA and 403(b)(7) accounts where the systematic withdrawal represents required minimum distributions.

NYLIM Service Company acts as the agent for the shareholder in redeeming sufficient full and fractional shares to provide the amount of the systematic withdrawal payment and any CDSC, if applicable.

The MainStay Funds will not knowingly permit systematic withdrawals if, at the same time, you are making periodic investments.

Exchanging Shares Among MainStay Funds

Exchanges will be based upon each MainStay Fund’s NAV next determined following receipt of a properly executed exchange request.

Generally, you exchange shares when you sell all or a portion of shares in one MainStay Fund and use the proceeds to purchase shares of the same class of another MainStay Fund at NAV. Investment minimums and eligibility requirements apply to exchanges. Please note that certain MainStay Funds have higher investment minimums. An exchange of shares of one MainStay Fund for shares of another MainStay Fund will be treated as a sale of shares of the first MainStay Fund and as a purchase of shares of the second MainStay Fund. Any gain on the transaction may be subject to taxes. You may make exchanges from one MainStay Fund to another by phone. There is also a systematic exchange program that allows you to make regularly scheduled, systematic exchanges from one MainStay Fund to the same class of another MainStay Fund. When you redeem exchanged shares without a corresponding purchase of another MainStay Fund, you may have to pay any applicable contingent deferred sales charge. If you choose to sell Class B, Class C or Class

C2 shares and then separately buy Investor Class, Class A or Class A2 shares, you may have to pay a deferred sales charge on the Class B, Class C or Class C2 shares, as well as pay an initial sales charge on the purchase of Investor Class, Class A or Class A2 shares.

In addition, if you exchange Class B, Class C or Class C2 shares of a MainStay Fund into Class B or Class C shares of the MainStay Money Market Fund or if you exchange Investor Class shares or Class A shares of a MainStay Fund subject to the 1.00% CDSC into Investor Class shares or Class A shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC stops until you exchange back into Investor Class, Class A, Class B, Class C or Class C2 shares, as applicable, of another non-money market MainStay Fund. The holding period for purposes of determining conversion of Class B shares, Class C or Class C2 shares into Investor Class or Class A shares also stops until you exchange back into Class B shares, Class C or Class C2 shares of another non-money market MainStay Fund. Shareholders who hold Class C shares of a MainStay Fund may exchange those shares into Class C2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. Likewise, shareholders who hold Class A shares of a MainStay Fund may exchange those shares into Class A2 shares of another MainStay Fund, or vice versa, depending on eligibility at the time of the exchange. The CDSC holding period applicable to any Class C or Class A shares will continue in the same manner when exchanged into Class A2 or Class C2 shares, or vice versa, subject to stoppage during any period such shares are exchanged into either Class C or Class A shares of the MainStay Money Market Fund, as described above.

You also may exchange shares of a MainStay Fund for shares of an identical class, if offered, of any series of certain other open-end investment companies sponsored, advised or administered by New York Life Investments or any affiliate thereof (provided such series is registered for sale in your state of residence or an exemption from registration is available) some of which are offered in this Prospectus and some of which are offered in separate prospectuses, including:

MainStay Balanced Fund

MainStay Candriam Emerging Markets Debt Fund

MainStay Candriam Emerging Markets Equity Fund

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Conservative Allocation Fund

MainStay Conservative ETF Allocation Fund

MainStay Cushing MLP Premier Fund

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

MainStay Epoch International Choice Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay Equity Allocation Fund

MainStay Equity ETF Allocation Fund

MainStay Fiera SMID Growth Fund

MainStay Floating Rate Fund

MainStay Growth Allocation Fund

MainStay Growth ETF Allocation Fund

MainStay Income Builder Fund

MainStay MacKay Arizona Muni Fund

MainStay MacKay California Tax Free Opportunities Fund*

MainStay MacKay Colorado Muni Fund

MainStay MacKay Convertible Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund**

MainStay MacKay Oregon Muni Fund

MainStay MacKay Short Duration High Income Fund

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Strategic Bond Fund

MainStay MacKay Strategic Municipal Allocation Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund

MainStay MacKay Utah Muni Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

MainStay Money Market Fund

MainStay Short Term Bond Fund

MainStay S&P 500 Index Fund

MainStay PineStone Global Equity Fund

MainStay PineStone International Equity Fund

MainStay PineStone U.S. Equity Fund

MainStay Winslow Large Cap Growth Fund

MainStay WMC Enduring Capital Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Small Companies Fund

MainStay WMC Value Fund

*	The Fund is registered for sale in AZ, CA, NV, OR, TX, UT, WA, and MI (Class A and I shares only), and CO, FL, GA, HI, ID, MA, MD, NH, NJ and NY (Class I only).
**	The Fund is registered for sale in CA, CT, DE, FL, MA, NJ, NY and VT.

You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new investors unless you are already a shareholder of that MainStay Fund or are otherwise eligible for purchase. You may not exchange shares of one MainStay Fund for shares of another MainStay Fund that is closed to new share purchases or not offered for sale in your state.

Selling and exchanging shares may result in a gain or loss and therefore may be subject to taxes. Consult your tax advisor on the consequences.

Before making an exchange request, read the prospectus of the MainStay Fund you wish to purchase by exchange. You can obtain a prospectus for any MainStay Fund by contacting your broker, financial adviser or other financial intermediary, by visiting newyorklifeinvestments.com or by calling the MainStay Funds at 800-624-6782. Following an exchange, the ongoing fees and expenses of the new MainStay Fund will differ from and may be higher or lower than those of the MainStay Fund that you previously held. The Prospectus relating to the new MainStay Fund includes information regarding the fees, expenses and other characteristics of the new MainStay Fund.

The exchange privilege is not intended as a vehicle for short-term trading, nor are the MainStay Funds designed for professional market timing organizations or other entities or individuals that use programmed frequent exchanges in response to market fluctuations. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders (see “Excessive Purchases and Redemptions or Exchanges”).

The MainStay Funds reserve the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange consistent with the requirements of the 1940 Act and rules and interpretations of the SEC thereunder.

In certain circumstances you may have to pay a sales charge when exchanging shares.

Daily Dividend MainStay Fund Exchanges

If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for

shares of the same class in another MainStay Fund, any dividends that have been declared but not yet distributed will be credited to the new MainStay Fund account. If you exchange all your shares in the MainStay Floating Rate Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund or MainStay Money Market Fund for shares of the same class in more than one MainStay Fund, undistributed dividends will be credited to the last MainStay Fund account that you exchange to.

We try to make investing easy by offering a variety of programs to buy, sell and exchange MainStay Fund shares. These programs make it convenient to add to your investment and easy to access your money when you need it.

Excessive Purchases and Redemptions or Exchanges

The MainStay Funds are not intended to be used as a vehicle for frequent, excessive or short-term trading (such as market timing). The interests of a MainStay Fund’s shareholders and the MainStay Fund’s ability to manage its investments may be adversely affected by excessive purchases and redemptions or exchanges (if applicable) of the MainStay Fund shares over the short term. The risks posed by excessive trading include the disruption of efficient implementation of a MainStay Fund’s investment strategies, triggering the recognition of taxable gains and losses on the sale of portfolio investments, requiring a MainStay Fund to maintain higher levels of cash to meet redemption requests, experiencing increased transaction costs, all of which may adversely affect a MainStay Fund’s performance to the detriment of long-term shareholders. These risks are more pronounced in MainStay Funds that invest in thinly-traded or foreign securities. Accordingly, the Board has adopted and implemented policies and procedures designed to discourage, detect and prevent frequent purchases and redemptions or exchanges of MainStay Fund shares in order to protect long-term MainStay Fund shareholders. These policies are discussed more fully below. Although MainStay Funds’ policies and procedures are designed to discourage frequent, excessive or short-term trading, there is no assurance that the MainStay Funds will be able to effectively detect such activity or participants engaged in such activity, or, if it is detected, to prevent its recurrence, particularly with respect to omnibus accounts as the MainStay Funds must rely on the cooperation of and/or information provided by third-parties, such as financial intermediaries or retirement plans. A MainStay Fund may change its policies or procedures at any time without prior notice to shareholders.

The MainStay Funds reserve the right to restrict, reject or cancel, without prior notice, any purchase or exchange order for any reason, including any purchase or exchange order accepted by any investor’s financial intermediary firm. Any such rejection or cancellation of an order placed through a financial intermediary will occur, under normal circumstances, within one business day of the financial intermediary transmitting the order to the MainStay Funds. If an order is cancelled due to a violation of this policy, and such cancellation causes a monetary loss to a MainStay Fund, such loss may become the responsibility of the party that placed the transaction or the account owner. In addition, the MainStay Funds reserve the right to reject, limit, or impose other conditions (that are more restrictive than those otherwise stated in the Prospectuses) on purchases or exchanges or to close or otherwise limit accounts based on a history of frequent purchases and redemptions of MainStay Fund shares that could adversely affect a MainStay Fund or its operations, including those from any individual or group who, in the MainStay Funds’ judgment, is likely to harm MainStay Fund shareholders.

The MainStay Funds, through New York Life Investments, the Transfer Agent and the Distributor, maintain surveillance procedures to detect frequent, excessive or short-term trading in MainStay Fund shares. As part of this surveillance process, the MainStay Funds examine transactions in MainStay Fund shares that exceed certain monetary thresholds or numerical limits within a specified period of time, including reviewing “round trips” in the MainStay Funds by investors. Round trips include purchases or exchanges into a MainStay Fund followed or preceded by a redemption or exchange out of the same MainStay Fund that is substantially similar in dollar terms. The MainStay Funds also may consider the history of trading activity in all accounts known to be under common ownership, control or influence. To the extent identified under these surveillance procedures, a MainStay Fund may place a 30-day “block” on any account if, during any 30-day period, there is a redemption or exchange from the account following a purchase or exchange into such account. An account that is blocked will not be permitted to place future purchase or exchange requests for at least an additional 30-day period in that MainStay Fund. The MainStay Funds may modify their surveillance procedures and criteria from time to time without prior notice, as necessary or appropriate to improve the detection of frequent, excessive or short-term trading or to address specific circumstances. In certain instances when deemed appropriate, the MainStay Funds will rely on a financial intermediary to apply the intermediary’s market timing procedures to an omnibus account. In certain cases, these procedures may be more or less restrictive than the MainStay Funds’ procedures.

In addition to these measures and other deterrents, the MainStay Funds may from time to time impose a redemption fee on redemptions or exchanges of MainStay Fund shares made within a certain period of time in order to deter frequent, excessive or short-term trading and to offset certain costs associated with such trading.

The MainStay Funds will seek to apply their frequent trading policies and procedures as uniformly as practicable to accounts with the MainStay Funds, with the following exceptions:

•	Short-term purchases or exchanges that it believes, in the exercise of its judgment, are not disruptive or harmful to the MainStay Fund’s long-term shareholders;

•	Purchases, reinvestments, redemptions and exchanges made on a systematic or automatic basis, such as dollar-cost averaging, dividend diversification and systematic withdrawals;

•	Certain purchases, redemptions or exchanges that are part of a rebalancing program, such as a wrap, advisory or bona fide asset allocation program;

•	Any transactions not initiated by a shareholder or registered representative, such as redemptions of shares to pay fund or account fees;

•	Permitted conversions of shares from one share class to another share class within the same MainStay Fund;

•	Transactions initiated by the trustee or adviser to a donor-advised charitable gift fund;

•	Transactions in qualified tuition programs operating under Section 529 of the Internal Revenue Code; and

•	Transactions by fund of fund products where New York Life Investments or an affiliate is the program manager.

In addition, on a case-by-case basis, requests for one-time exceptions to the MainStay Funds’ frequent trading policies and procedures may be granted by the MainStay Funds’ Chief Compliance Officer based on the facts and circumstances of the request.

The MainStay Money Market Fund and the MainStay U.S. Government Liquidity Fund are intended for short-term investment horizons and do not monitor for nor prohibit short-term trading activity. Although these MainStay Funds are managed in a manner that is consistent with their investment objectives, frequent trading by shareholders may disrupt their management and increase their expenses.

Apart from trading permitted or exceptions enumerated above in accordance with the MainStay Funds’ policies and procedures, no MainStay Fund accommodates, nor has any arrangement to permit, frequent purchases and redemptions of MainStay Fund shares.

FAIR VALUATION AND PORTFOLIO HOLDINGS DISCLOSURE

Determining the MainStay Funds’ Share Prices and the Valuation of Securities and Other Assets

Each MainStay Fund generally calculates its NAV at the Fund’s close (usually 4:00 pm Eastern time) every day the Exchange is open. The MainStay Funds do not calculate their NAVs on days on which the Exchange is closed. The NAV per share for a class of shares is determined by dividing the value of the net assets attributable to that class by the number of shares of that class outstanding on that day.

The value of a MainStay Fund’s investments is generally based (in whole or in part) on current market prices (amortized cost, in the case of the MainStay Money Market Fund and other MainStay Funds that hold debt securities with a remaining maturity of 60 days or less). If current market values of a MainStay Fund’s investments are not available or, in the judgment of New York Life Investments, do not accurately reflect the fair value of a security, the fair value of the investment will be determined in good faith in accordance with procedures approved by the Board. Changes in the value of a MainStay Fund’s portfolio securities after the close of trading on the principal markets in which the portfolio securities trade will not be reflected in the calculation of NAV unless New York Life Investments, in consultation with the Subadvisor(s) (if applicable), determines that a particular event could materially affect the NAV. In this case, an adjustment in the valuation of the securities may be made in accordance with procedures approved by the Board. A MainStay Fund may invest in portfolio securities that are primarily listed on foreign exchanges that trade on weekends or other days when the MainStay Fund does not price its shares. Consequently, the value of portfolio securities of a MainStay Fund may change on days when shareholders will not be able to purchase or redeem shares.

With respect to any portion of a MainStay Fund’s assets invested in one or more Underlying Funds, the MainStay Fund’s NAV is calculated based upon the NAVs of those Underlying Funds, except for exchange-traded Underlying Funds, which are generally valued based on market prices.

The Board has adopted joint valuation procedures of the MainStay Funds and New York Life Investments establishing methodologies for the valuation of the MainStay Funds’ portfolio securities and other assets. Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated New York Life Investments as the valuation designee to perform fair valuation determinations for each MainStay Fund with respect to all Fund investments and/or other assets for which market quotations are not readily available. New York Life Investments, in its role as valuation designee, utilizes the assistance of a Valuation Committee to support its obligations in determining fair value of the MainStay Funds’ securities and/or other assets. Fair value determinations may be based upon developments related to a specific security or events affecting securities markets and the specific methodologies used for a particular security may vary based on the market data available for a specific security at the time the MainStay Fund calculates its NAV or based on other considerations. Fair valuation involves subjective judgments, and it is possible that the fair value determined for a security may differ materially from the value that could be realized upon the sale of the security.

The MainStay Funds expect to use fair value pricing for securities actively traded on U.S. exchanges only under very limited circumstances. The MainStay Funds may use fair value pricing more frequently for foreign securities. Where foreign securities markets close earlier than U.S. markets, the value of the securities may be affected by significant events or volatility in the U.S. markets occurring after the close of those foreign securities markets. To account for this, certain MainStay Funds, notably the MainStay International/Global Equity Funds, have fair valuation procedures which include a procedure whereby foreign securities may be valued based on third-party vendor modeling tools to the extent available. For Underlying Funds in which the MainStay Funds may invest, additional information about the circumstances when those Underlying Funds may use fair value pricing may be found in each Underlying Fund’s respective prospectus.

There may be other instances where market quotations are not readily available or standard pricing principles do not apply. Please see the SAI for additional information about the valuations of the MainStay Funds’ securities and other assets and on how NAV is calculated.

Portfolio Holdings Information

A description of the MainStay Funds’ policies and procedures with respect to the disclosure of each of the MainStay Funds’ portfolio securities holdings is available in the SAI. Generally, a complete schedule of each of the MainStay Funds’ portfolio holdings will be made public on the MainStay Funds’ website at newyorklifeinvestments.com 30 days after month-end, except as noted below. You may also obtain this information by calling toll-free 800-624-6782.

The MainStay Money Market Fund will post on the MainStay Funds’ website its complete schedule of portfolio holdings as of the last business day of the prior month, no later than the fifth business day following month-end. MainStay Money Market Fund’s postings will remain on the MainStay Funds’ website for a period of at least six months after posting. Also, in the case of the MainStay Money Market Fund, certain portfolio information will be provided in monthly holdings reports to the SEC on Form N-MFP. Form N-MFP will be made immediately available to the public by the SEC, and a link to each of the most recent 12 months of filings on Form N-MFP will be provided on the MainStay Funds’ website.

The portfolio holdings for MainStay Cushing MLP Premier Fund will be made public 60 days after quarter end.

The portfolio holdings for MainStay MacKay High Yield Corporate Bond Fund, MainStay Short Duration High Income Fund, MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund will be made public 30 days after quarter end.

The portfolio holdings for MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund and MainStay Epoch U.S. Equity Yield Fund will be made public 15 days after month end.

The portfolio holdings for MainStay MacKay U.S. Infrastructure Bond Fund and MainStay Tax-Exempt Funds will be made public 60 days after month end.

All portfolio holdings will be posted on the appropriate MainStay Fund’s website and remain accessible until an updated shareholder report on Form N-CSR is filed or a Form N-PORT is filed.

OPERATION AS A MANAGER OF MANAGERS

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the MainStay Funds. The Manager and the MainStay Group of Funds, including the MainStay Funds that are covered by this Prospectus, have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a MainStay Fund and subject to the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreement with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” (as defined in the 1940 Act) of New York Life Investments, or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). The Order supersedes a prior SEC exemptive order, which applied only to hiring, or modifying existing or future subadvisory agreements with unaffiliated subadvisors. In addition, pursuant to a no-action position issued by the staff of the SEC, Funds covered by this Prospectus may hire and modify any existing or future subadvisory agreement with subadvisors that are not Wholly-Owned Subadvisors, but are otherwise an “affiliated person” (as defined in the 1940 Act) of New York Life Investments (“Affiliated Subadvisors”) provided that certain conditions are met (“Interpretive Relief”). This authority is subject to certain conditions, including that each MainStay Fund will notify shareholders and provide them with certain information within 90 days of hiring a new subadvisor.

Certain MainStay Funds, including those listed in the table below, have approved operating under a manager-of-managers structure with respect to any affiliated or unaffiliated subadvisor, and may rely on the

Order and Interpretive Relief as they relate to Wholly-Owned Subadvisors, Affiliated Subadvisors and unaffiliated subadvisors, while other MainStay Funds may rely on the Order only as it relates to unaffiliated subadvisors. Certain other MainStay Funds may not rely on any aspect of the Order without obtaining shareholder approval.

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	x
MainStay Income Builder Fund		x
MainStay MacKay Convertible Fund		x
MainStay MacKay High Yield Corporate Bond Fund		x
MainStay MacKay Strategic Bond Fund		x
MainStay MacKay Tax Free Bond Fund		x
MainStay MacKay U.S. Infrastructure Bond Fund		x
MainStay Money Market Fund		x
MainStay Winslow Large Cap Growth Fund		x
MainStay WMC Enduring Capital Fund		x
MainStay WMC Value Fund		x

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MAINSTAY FUNDS TRUST
MainStay Balanced Fund		x
MainStay Candriam Emerging Markets Equity Fund	x
MainStay CBRE Global Infrastructure Fund	x
MainStay CBRE Real Estate Fund	x
MainStay Conservative Allocation Fund			x
MainStay Conservative ETF Allocation Fund	x
MainStay Cushing MLP Premier Fund		x
MainStay Epoch Capital Growth Fund	x
MainStay Epoch Global Equity Yield Fund		x
MainStay Epoch International Choice Fund		x
MainStay Epoch U.S. Equity Yield Fund		x
MainStay Equity Allocation Fund			x
MainStay Equity ETF Allocation Fund	x
MainStay Fiera SMID Growth Fund	x
MainStay Floating Rate Fund			x
MainStay Growth Allocation Fund			x
MainStay Growth ETF Allocation Fund	x
MainStay MacKay Arizona Muni Fund	x
MainStay MacKay California Tax Free Opportunities Fund		x
MainStay MacKay Colorado Muni Fund	x

Fund	May Rely on Order for Wholly-Owned Subadvisors and Unaffiliated Subadvisors and the Interpretive Relief for Affiliated Subadvisors	May Rely on Order Only for Unaffiliated Subadvisors*	Currently May Not Rely on Order**
MainStay MacKay High Yield Municipal Bond Fund		x
MainStay MacKay New York Tax Free Opportunities Fund		x

MainStay MacKay Oregon Muni Fund	x

MainStay MacKay Short Duration High Income Fund		x
MainStay MacKay Short Term Municipal Fund			x
MainStay MacKay Strategic Municipal Allocation Fund	x
MainStay MacKay Total Return Bond Fund			x
MainStay MacKay Utah Muni Fund	x
MainStay Moderate Allocation Fund			x
MainStay Moderate ETF Allocation Fund	x
MainStay Short Term Bond Fund			x
MainStay S&P 500 Index Fund			x
MainStay PineStone Global Equity Fund	x
MainStay PineStone International Equity Fund	x
MainStay PineStone U.S. Equity Fund	x
MainStay WMC Growth Fund	x
MainStay WMC International Research Equity Fund		x
MainStay WMC Small Companies Fund		x

*

The shareholders of these MainStay Funds must separately approve the use of the Order as it relates to Wholly-Owned Subadvisors before it may be relied upon to hire, or to modify existing or future subadvisory agreements with, Wholly-Owned Subadvisors.

**

The shareholders of each of these MainStay Funds must approve the operation of the respective MainStay Fund in accordance with the Order for the Manager and the MainStay Fund to rely on the Order as it relates to Wholly-Owned Subadvisors and/or unaffiliated subadvisors.

FUND EARNINGS

Dividends and Interest

Most funds earn either dividends from stocks, interest from bonds and other securities, or both. A mutual fund, however, pays this income to you as “dividends.” The dividends paid by each MainStay Fund will vary based on the income from its investments and the expenses incurred by the MainStay Fund.

Each Fund reserves the right to automatically reinvest dividend distributions of less than $10.00.

Dividends and Distributions

Each MainStay Fund intends to distribute substantially all of its net investment income and capital gains to shareholders at least once a year to the extent that dividends and/or capital gains are available for distribution. For the purpose of seeking to maintain its share price at $1.00, among other things, the MainStay Money Market Fund will distribute all or a portion of its capital gains and may reduce or withhold any income and/or gains generated by its portfolio. The MainStay Funds declare and pay dividends as set forth below:

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least annually:

MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch International Choice Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Fiera SMID Growth Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay S&P 500 Index Fund, MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund, MainStay PineStone U.S. Equity Fund, MainStay Winslow Large Cap Growth Fund, MainStay WMC Enduring Capital Fund, MainStay WMC Growth Fund, MainStay WMC International Research Equity Fund, MainStay WMC Small Companies Fund and MainStay WMC Value Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least quarterly:

MainStay Balanced Fund, MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund and MainStay MacKay Convertible Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared and paid at least monthly:

MainStay Candriam Emerging Markets Debt Fund, MainStay Cushing MLP Premier Fund, MainStay Income Builder Fund, MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund and MainStay Short Term Bond Fund

Dividends from the net investment income (if any) of the following MainStay Funds are declared daily and paid at least monthly:

MainStay Floating Rate Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund and MainStay Money Market Fund

Dividends are generally paid during the last week of the month after a dividend is declared, except in December when they may be paid earlier in the month.

You generally begin earning dividends the next business day after the MainStay Funds receives your purchase request in good order.

Shareholders generally prefer to buy after the dividend payment. Shareholders may prefer to avoid buying shares shortly before a dividend payment because part of their investment may be returned in the form of a dividend, which may be taxable.

Capital Gains

The MainStay Funds earn capital gains when they sell securities at a profit.

When the Funds Pay Capital Gains

The MainStay Funds will normally declare and distribute any capital gains, if any, to shareholders annually, typically in December.

How to Take Your Earnings

You may receive your portion of MainStay Fund earnings in one of seven ways. You can make your choice at the time of application, and change it as often as you like by notifying your financial adviser (if permitted) or the MainStay Funds directly. The seven choices are:

1.	Reinvest dividends and capital gains in:

•	the same MainStay Fund; or

•	another MainStay Fund of your choice (other than a MainStay Fund that is closed, either to new investors or to new share purchases).

2.	Take the dividends in cash and reinvest the capital gains in the same MainStay Fund.

3.	Take the capital gains in cash and reinvest the dividends in the same MainStay Fund.

4.	Take a percentage of dividends or capital gains in cash and reinvest the remainder in the same MainStay Fund.

5.	Take dividends and capital gains in cash.

6.

Reinvest all or a percentage of the capital gains in another MainStay Fund of your choice (subject to eligibility requirements and other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the dividends in the original MainStay Fund.

7.

Reinvest all or a percentage of the dividends in another MainStay Fund (other than a MainStay Fund that is closed, either to new investors or to new share purchases) and reinvest the capital gains in the original MainStay Fund.

If you do not make one of these choices on your application, your earnings will be automatically reinvested in the same class of shares of the same MainStay Fund.

If you prefer to reinvest dividends and/or capital gains in another MainStay Fund, you must first establish an account in that class of shares of the MainStay Fund. There is no sales charge on shares purchased through the automatic reinvestment of dividends or capital gains.

UNDERSTAND THE TAX CONSEQUENCES

MainStay Candriam Emerging Markets Equity Fund, MainStay Cushing MLP Premier Fund, MainStay International/Global Equity Funds, MainStay Mixed Asset Funds, MainStay Money Market Fund, MainStay Taxable Bond Funds and MainStay U.S. Equity Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable law. If you are not a tax-exempt shareholder virtually all of the dividends and capital gains distributions you receive from the MainStay Funds are subject to tax, whether you take them as cash or automatically reinvest them. Distributions from a MainStay Fund’s realized capital gains are subject to tax based on the length of time a MainStay Fund holds its investments, regardless of how long you hold MainStay Fund shares. Generally, if a MainStay Fund realizes long-term capital gains, the capital gains distributions are subject to tax as long-term capital gains; earnings realized from short-term capital gains and income generated on debt investments, dividend income and other sources are generally subject to tax as ordinary income upon distribution.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Funds may be treated as “qualified dividend income,” which is subject to tax to individuals and certain other non-corporate shareholders at preferential rates, to the extent that such MainStay Funds earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding period and other requirements are met. Individual and certain other non-corporate shareholders must also generally satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For certain corporate shareholders, a portion of the dividends received from the MainStay Funds may qualify for the corporate dividends received deduction if certain conditions are met. The maximum individual federal income tax rate applicable to qualified dividend income and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

Under certain circumstances, the MainStay Money Market Fund may impose a liquidity fee on Fund redemptions. A liquidity fee will reduce the amount a shareholder will receive upon the redemption of the shareholder’s shares, and will decrease the amount of any capital gain or increase the amount of any capital loss the shareholder will recognize from such redemption. There is some degree of uncertainty with respect to the tax treatment of liquidity fees received by the Fund, and such tax treatment may be the subject of future guidance issued by the IRS. If a Fund earns liquidity fees, it will consider the appropriate tax treatment of such fees to the Fund at such time. Please see the section entitled “Information on Liquidity Fees for the MainStay Money Market Fund” above for additional information regarding liquidity fees.

MainStay Tax-Exempt Funds

The MainStay Tax-Exempt Funds’ distributions to shareholders are generally expected to be exempt from regular federal income taxes, and in the case of MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund, Arizona, California, Colorado, New York, Oregon and Utah personal income taxes, respectively. A portion of the distributions may be subject to the alternative minimum tax. In addition, these MainStay Funds may also derive taxable income and/or capital gains. Distributions to shareholders of any such taxable income or capital gains would generally be subject to tax whether you take them as cash or automatically reinvest them. These MainStay Funds’ realized earnings, if any, from capital gains are subject to tax based on the length of time such MainStay Fund holds investments, regardless of how long you hold MainStay Fund shares. If any of the MainStay Tax-Exempt Funds realize long-term capital gains, the earnings distributions are subject to tax as long-term capital gains; earnings from short-term capital gains and taxable income generated on debt investments and other sources are generally subject to tax as ordinary income upon distribution. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay Tax-Exempt Fund to purchase or carry shares of such a Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

“Tax-Free” Rarely Means “Totally Tax-Free”

•	A tax-free fund or municipal bond fund may earn taxable income—in other words, you may have taxable income even from a generally tax-free fund.

•	Tax-exempt dividends may still be subject to state and local taxes.

•	Any time you sell shares—even shares of a tax-free fund—you will generally be subject to tax on any gain (the rise in the share price above the price at which you purchased the shares).

•	If you sell shares of a tax-free fund at a loss after receiving a tax-exempt dividend, and you have held the shares for six months or less, then you may not be allowed to claim a loss on the sale.

•	Some tax-exempt income may be subject to the alternative minimum tax.

•	Capital gains declared in a tax-free fund are not tax-free.

•	Acquisitions of municipal securities at a market discount may also result in ordinary income.

MainStay MacKay California Tax Free Opportunities Fund

So long as, at the close of each quarter of the MainStay MacKay California Tax Free Opportunities Fund’s taxable year, at least 50% of the value of the MainStay MacKay California Tax Free Opportunities Fund’s assets consists of California municipal bonds, distributions not exceeding the interest received on such California municipal bonds less deductible expenses allocable to such interest will be treated as interest excludable from the income of California residents for purposes of the California personal income tax. Such distributions paid to a shareholder subject to the California corporate franchise tax will be taxable as ordinary income for purposes of such tax. Interest income from other investments may produce taxable dividend distributions. If you are subject to income tax in a state other than California, distributions derived from interest on California municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Distributions of taxable income and capital gains will be subject to tax at ordinary income tax rates for California state income tax purposes. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of that Fund generally will not be deductible for California personal income tax purposes. Interest on indebtedness incurred or continued to be incurred by a shareholder of MainStay MacKay California Tax Free Opportunities Fund to purchase or carry shares of the Fund is not deductible to the extent that it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay New York Tax Free Opportunities Fund seeks to comply with certain state tax requirements so that individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund that are residents of New York State will not be subject to New York State income tax on distributions that are derived from interest on obligations exempt from taxation by New York State. To meet those requirements, MainStay MacKay New York Tax Free Opportunities Fund will invest in New York State or municipal bonds. Individual shareholders of MainStay MacKay New York Tax Free Opportunities Fund who are residents of New York City will also be able to exclude such distributions for New York City personal income tax purposes. Distributions by MainStay MacKay New York Tax Free Opportunities Fund derived from interest on obligations exempt from taxation by New York State may be subject to New York State and New York City taxes imposed on corporations. If you are subject to tax in a state other than New York, any distributions by the Fund derived from interest in New York municipal bonds may, depending on the treatment of out-of-state municipal bonds by that state, not be exempt from tax in that state. Interest on indebtedness incurred or continued to be incurred by a shareholder of the MainStay MacKay New York Tax Free Opportunities Fund to purchase or carry shares of that Fund is not deductible to the extent it is deemed related to the Fund’s distributions from tax-exempt income.

MainStay MacKay Utah Muni Fund

MainStay MacKay Utah Muni Fund intends to provide shareholders with current income exempt from federal and Utah personal income tax. It is anticipated that the Fund will qualify to pay dividends of interest income that are exempt from regular federal income tax (exempt-interest dividends). Such dividends will also be exempt from Utah personal income tax to the extent they are attributable to interest income on (i) obligations of the State of Utah and its political subdivisions, agencies and public authorities and of certain other federal government issuers, the interest on which is exempt, in the opinion of bond counsel or other appropriate counsel, from regular federal income tax and Utah state personal income tax, and (ii) obligations issued by other states, the interest on which is exempt, in the opinion of bond counsel or other appropriate counsel, from regular federal income tax and, pursuant to Utah statutory authority, from Utah personal (but not corporate) income taxes. The Utah State Tax Commission previously provided an administrative determination identifying those states (consisting of states that do not impose personal income tax on interest from Utah obligations), but has ceased providing that guidance. There can be no certainty as to the ongoing exemption from Utah personal income tax of the interest on obligations of states other than Utah. Other distributions from the Fund generally will not be exempt from Utah income tax. Distributions of interest income by the MainStay MacKay Utah Muni Fund are generally not exempt from the Utah corporate franchise and income tax, although Utah may allow a partial tax credit for such amounts. Prospective shareholders of the MainStay MacKay Utah Muni Fund should consult their tax advisers about these and other state and local tax consequences of investing in the Fund.

MainStay MacKay Colorado Muni Fund

MainStay MacKay Colorado Muni Fund seeks to provide shareholders with current income exempt from federal and Colorado income tax. It is anticipated that the Fund will qualify to pay dividends of interest income that are exempt from regular federal income tax (exempt-interest dividends). Exempt-interest dividends paid by the Fund generally should not be subject to Colorado income tax to the extent such dividends are attributable to interest income on obligations of the State of Colorado or any political subdivisions thereof. Other distributions of the Fund, including distributions attributable to capital gains, will generally be subject to Colorado personal income tax and Colorado corporate income tax. Some such exempt-interest dividends may be taken into account in determining the Colorado alternative minimum tax (AMT) for individuals, estates and trusts. The Colorado AMT does not apply to corporate taxpayers. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay Colorado Muni Fund to purchase or carry shares of the Fund generally will not be deductible for Colorado income tax purposes. Prospective shareholders should consult their tax advisers about these and any other state and local tax consequences of investing in the MainStay MacKay Colorado Muni Fund.

MainStay MacKay Arizona Muni Fund

MainStay MacKay Arizona Muni Fund intends to provide shareholders with current income exempt from federal and Arizona personal income tax. It is anticipated that the Fund will qualify to pay dividends that are exempt from regular federal income tax (exempt-interest dividends). In general, shareholders of the Fund will not be subject to Arizona personal income tax or Arizona corporate income tax on exempt-interest dividends received from the Fund to the extent such dividends are attributable to interest on tax-exempt obligations of the State of Arizona and its political subdivisions. Other distributions of the Fund, including distributions attributable to capital gains, will generally be subject to Arizona personal income tax and Arizona corporate income tax. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay Arizona Muni Fund to purchase or carry shares of the Fund generally will not be deductible for purposes of Arizona personal income tax or Arizona corporate income tax. Prospective shareholders should consult their tax advisers about these and any other state and local tax consequences of investing in the MainStay MacKay Arizona Muni Fund.

MainStay MacKay Oregon Muni Fund

MainStay MacKay Oregon Muni Fund seeks to provide shareholders with current income exempt from federal and Oregon income tax. It is anticipated that the Fund will qualify to pay dividends that are exempt from regular federal income tax (exempt-interest dividends). Such distributions will also be exempt from Oregon personal income tax to the extent they are attributable to interest on (i) obligations issued by or on behalf of the State of Oregon and its political subdivisions, and (ii) obligations of any authority, commission, instrumentality and territorial possession of the United States that by the laws of the United

Sate are exempt from federal income tax but not from state income taxes. Other distributions of the Fund, including distributions attributable to capital gains, will generally be subject to Oregon personal income tax. Interest on indebtedness incurred or continued by a shareholder of the MainStay MacKay Oregon Muni Fund to purchase or carry shares of the Fund generally will not be deductible for Oregon personal income tax purposes. In general, distributions by the Fund, including exempt-interest dividends, are not exempt for purposes of the Oregon corporate income and excise taxes. Oregon also imposes a “corporate activity tax” (CAT), which is a gross receipts tax whose applicability is not limited to corporations as its name implies. The CAT is imposed on corporate and non-corporate businesses for the privilege of doing business in Oregon and is measured by the gross receipts (subject to certain exclusions) that a business realizes from transactions and activity in Oregon. While interest and dividend income are generally exempt from the Oregon CAT, other distributions from the Fund may not be exempt. Prospective shareholders should consult their tax advisers about these and other state and local tax consequences of investing in the MainStay MacKay Oregon Muni Fund.

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Short Term Municipal Fund will normally invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of tax-exempt municipal debt securities, including securities with special features (e.g., puts and variable or floating rates) which have price volatility characteristics similar to debt securities. At least 50% of the MainStay MacKay Short Term Municipal Fund’s total assets must be invested in tax-exempt municipal securities as of the end of each fiscal quarter in order for the MainStay MacKay Short Term Municipal Fund to be able to pay distributions from its net tax-exempt income. Although the MainStay MacKay Short Term Municipal Fund normally will seek to qualify to pay distributions from its net tax-exempt income, there is no guarantee that the MainStay MacKay Short Term Municipal Fund will achieve such result. Distributions of net income from taxable bonds would be taxable as ordinary income. All distributions by the MainStay MacKay Short Term Municipal Fund, including any distributions from tax-exempt income, may be includible in taxable income for purposes of the federal alternative minimum tax. Interest on indebtedness incurred or continued to be incurred by a shareholder of a MainStay MacKay Short Term Municipal Fund to purchase or carry shares of that Fund is not deductible to the extent it is deemed related to the MainStay MacKay Short Term Municipal Fund’s distributions from tax-exempt income.

MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds

Distributions received by tax-exempt shareholders will not be subject to federal income tax to the extent permitted under applicable tax law. If you are not a tax-exempt shareholder, virtually all of the dividends and capital gains distributions you receive from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds are subject to tax, whether you take them as cash or automatically reinvest them. These MainStay Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds and Underlying ETFs. Distributions of the long-term capital gains of the MainStay Asset Allocation Funds, MainStay ETF Asset Allocation Funds or Underlying Funds and Underlying ETFs will generally be subject to tax as long-term capital gains. The maximum individual federal income tax rate applicable to long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Other distributions, including short-term capital gains, will be subject to tax as ordinary income. The structure of these MainStay Funds and the reallocation of investments among Underlying Funds and Underlying ETFs could affect the amount, timing and character of distributions.

For individual and certain other non-corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may be treated as “qualified dividend income,” which is currently taxable to individuals at preferential rates, to the extent that the Underlying Funds and Underlying ETFs earn qualified dividend income from domestic corporations and certain qualified foreign corporations and that certain holding periods and other requirements are met. The shareholder must also satisfy a more than 60-day holding period and other requirements with respect to each distribution of qualified dividends in order to qualify for the preferential rates on such distributions. For U.S. corporate shareholders, a portion of the dividends received from the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds may qualify for the corporate dividends received deduction. The maximum individual federal income tax rate applicable to “qualified dividend income” is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts.

MainStay Cushing MLP Premier Fund

As a RIC, the Fund generally will not pay corporate-level federal income taxes on any ordinary income or capital gains that is distributed to shareholders as dividends. To obtain and maintain the federal income tax benefits of RIC status, the Fund must meet specified source-of-income and asset diversification requirements and distribute annually an amount equal to at least 90% of the sum of net ordinary income and realized net short-term capital gains in excess of realized net long-term capital losses, if any, out of assets legally available for distribution. In accordance with the tax requirements applicable to a RIC, the Fund will, as of the end of each quarter of its taxable year going forward, invest no more than 25% of the value of its total assets in the securities of MLPs and other entities treated as qualified publicly traded partnerships, which are treated as partnerships for U.S. federal income tax purposes and are defined more specifically in the provisions applicable to RICs.

To the extent that the MLP Premier Fund invests in the equity securities of an MLP, the MLP Premier Fund will be a partner in such MLP. Accordingly, the MLP Premier Fund will be required to include in its taxable income the MLP Premier Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the MLP Premier Fund. Based upon a review of the historic results of the type of MLPs in which the MLP Premier Fund intends to invest, the MLP Premier Fund expects that the cash distributions it will receive with respect to an investment in equity securities of MLPs will exceed the taxable income allocated to the MLP Premier Fund from such MLPs.

The MLP Premier Fund will recognize a gain or loss on the sale, exchange or other taxable disposition of an equity security of an MLP equal to the difference between the amount realized by the MLP Premier Fund on the sale, exchange or other taxable disposition and the MLP Premier Fund’s adjusted tax basis in such equity security. The amount realized by the MLP Premier Fund generally will be the amount paid by the purchaser of the equity security plus the MLP Premier Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. The MLP Premier Fund’s tax basis in its equity securities in an MLP is generally equal to the amount the MLP Premier Fund paid for the equity securities, (a) increased by the MLP Premier Fund’s allocable share of the MLP’s net taxable income and certain MLP nonrecourse debt, if any, and (b) decreased by the MLP Premier Fund’s allocable share of the MLP’s net losses, any decrease in the amount of MLP nonrecourse debt allocated to the MLP Premier Fund, and any distributions received by the MLP Premier Fund from the MLP. Depreciation or other cost recovery deductions passed through to the Fund from investments in MLPs in a given year will generally reduce the Fund’s taxable income (and earnings and profits), but those deductions may be recaptured in the Fund’s income (and earnings and profits) in subsequent years when the MLPs dispose of their assets or when the Fund disposes of its interests in the MLPs. When deductions are recaptured, the Fund may realize taxable income and distributions to the Fund’s shareholders may be taxable, even though the shareholders at the time of the recapture might not have held Shares in the Fund at the time the deductions were taken by the Fund, and even though the Fund does not have corresponding economic gain on its investment at the time of the recapture. Such taxable income from recapture may be realized even if an MLP interest is sold at a loss or may exceed the gain if the MLP interest is sold at a gain. Losses allocated to the Fund from one MLP investment will carry forward as separate activity passive losses until such investment generates income or is itself sold, with such losses not being available in the meantime to offset income or gains allocated to the Fund from other MLP investments. Any distribution by an MLP to the MLP Premier Fund in excess of the MLP Premier Fund’s allocable share of such MLP’s net taxable income will decrease the MLP Premier Fund’s tax basis in the MLP equity security and, as a result, increase the amount of gain (or decrease the amount of loss) that will be recognized on the sale of the equity security in the MLP by the MLP Premier Fund. If the MLP Premier Fund is required to sell equity securities in the MLPs to meet redemption requests, the MLP Premier Fund likely will recognize income and/or realized gain or losses for U.S. federal income tax purposes.

The MLP Premier Fund’s investment practices are subject to special and complex U.S. federal income tax provisions that may, among other things, (i) disallow, suspend or otherwise limit the allowance of certain losses or deductions, (ii) convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited), (iii) cause the MLP Premier Fund to recognize income or gain without a corresponding receipt of cash, (iv) adversely affect the time as to when a purchase or sale of stock or securities is deemed to occur, and (v) adversely alter the characterization of certain complex financial transactions.

Tax Reporting and Withholding (All MainStay Funds)

We will mail your tax report for each calendar year by February 15 of the following calendar year. This report will tell you which dividends and redemption proceeds should be treated as taxable ordinary income, which portion, if any, as qualified dividends, and which portion, if any, as long-term capital gains.

For MainStay Fund shares acquired January 1, 2012 or later, cost basis will be reported to you and the IRS for any IRS Form 1099-B reportable transactions (e.g., redemptions and exchanges). The cost basis accounting method you select will be used to report transactions. If you do not select a cost basis accounting method, the MainStay Funds’ default method (i.e., average cost if available) will be used.

The MainStay Funds may be required to withhold U.S. federal income tax, currently at the rate of 24%, of all taxable distributions payable to you if you fail to provide the MainStay Funds with your correct taxpayer identification number or fail to make required certifications, or if you have been notified by the IRS that you are subject to backup withholding. Such withholding is not an additional tax and any amounts withheld may be credited against your U.S. federal income tax liability.

Non-U.S. Shareholders will generally be subject to U.S. tax withholding at the rate of 30% (or a lower rate under a tax treaty if applicable) on dividends paid by the MainStay Funds.

The MainStay Funds are required to withhold U.S. tax (at a 30% rate) on payments of taxable dividends made to certain entities that fail to comply (or to be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to the Funds to enable the MainStay Funds to determine whether withholding is required.

Return of Capital (All MainStay Funds)

If a MainStay Fund’s distributions exceed its taxable income and capital gains realized in any year, such excess distributions generally will constitute a return of capital for federal income tax purposes. A return of capital generally will not be taxable to you at the time of the distribution, but will reduce the cost basis of your shares and result in a higher reported capital gain or a lower reported capital loss when you sell shares.

Tax Treatment of Exchanges (All MainStay Funds)

An exchange of shares of one MainStay Fund for shares of another generally will be treated as a sale of shares of the first MainStay Fund and a purchase of shares of the second MainStay Fund. Any gain or loss on the transaction will be tax reportable by a shareholder if you are not a tax-exempt shareholder.

Medicare Tax (All MainStay Funds)

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a MainStay Fund and net gains from redemptions or other taxable dispositions of Fund shares) of U.S. individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

General U.S. Tax Treatment U.S. Nonresident Shareholders (All MainStay Funds)

Non-U.S. shareholders generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income, and may be subject to estate tax with respect to their MainStay Fund shares. However, non-U.S. shareholders may not be subject to U.S. federal withholding tax on certain distributions derived from certain U.S. source interest income and/or certain short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Moreover, depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as derived from such U.S. interest income or from such short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. shareholders.

Non-U.S. shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) on payments of dividends made to certain non-U.S. shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Seek professional assistance. Your financial adviser can help you keep your investment goals coordinated with your tax considerations. However, regarding tax advice, always rely on your tax advisor. For additional information on federal, state and local taxation, see the SAI.

Do not overlook sales charges. The amount you pay in sales charges reduces gains and increases losses for tax purposes.

APPENDIX D

FINANCIAL HIGHLIGHTS OF THE FUNDS

These financial highlights are intended to help you understand the Acquired Fund’s financial performance for the most recently completed fiscal periods. Certain information reflects financial results for a single share of the Acquired Fund. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Acquired Fund (assuming reinvestment of all dividends and distributions). The information for the fiscal periods has been audited (except for the financial highlights information for the six-month period ended September 30, 2023, which is unaudited) by Tait, Weller & Baker LLP, the Acquired Fund’s independent registered public accounting firm, whose report, along with the Acquired Fund’s financial statements, is included in the Acquired Fund’s Annual Report to shareholders, which is available upon request.

As of the date of this Proxy Statement/Prospectus, the Acquiring Fund has not commenced operations. Therefore, the Acquiring Fund does not have financial highlight information.

AQUILA TAX-FREE TRUST OF ARIZONA

FINANCIAL HIGHLIGHTS

For a share outstanding throughout each period

	Class A
	Six Months Ended 9/30/23 (unaudited)		Year Ended March 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.87		$10.14	$10.82	$10.68	$10.61	$10.47

Income (loss) from investment operations:
Net investment income(1)	0.14		0.22	0.23	0.25	0.27	0.29
Net gain (loss) on securities (both realized and unrealized)	(0.44)		(0.25)	(0.69)	0.14	0.07	0.16

Total from investment operations	(0.30)		(0.03)	(0.46)	0.39	0.34	0.45

Less distributions:
Dividends from net investment income	(0.14)		(0.24)	(0.22)	(0.25)	(0.27)	(0.29)
Distributions from capital gains	—		—	—	—	—	(0.02)

Total distributions	(0.14)		(0.24)	(0.22)	(0.25)	(0.27)	(0.31)

Net asset value, end of period	$9.43		$9.87	$10.14	$10.82	$10.68	$10.61

Total return (not reflecting sales charge)	(3.11	)%(2)	(0.27)%	(4.32)%	3.63%	3.16%	4.37%
Ratios/supplemental data
Net assets, end of period (in millions)	$142		$155	$179	$198	$199	$204
Ratio of expenses to average net assets	0.74	%(3)	0.74%	0.69%	0.71%	0.74%	0.73%
Ratio of net investment income to average net assets	2.79	%(3)	2.26%	2.11%	2.30%	2.49%	2.74%
Portfolio turnover rate	33	%(2)	32%	35%	11%	21%	34%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

D-1

	Class C
	Six Months Ended 9/30/23 (unaudited)		Year Ended March 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.86		$10.13	$10.81	$10.67	$10.61	$10.47

Income (loss) from investment operations:
Net investment income(1)	0.09		0.14	0.14	0.16	0.18	0.20
Net gain (loss) on securities (both realized and unrealized)	(0.44)		(0.26)	(0.69)	0.13	0.05	0.15

Total from investment operations	(0.35)		(0.12)	(0.55)	0.29	0.23	0.35

Less distributions:
Dividends from net investment income	(0.09)		(0.15)	(0.13)	(0.15)	(0.17)	(0.19)
Distributions from capital gains	—		—	—	—	—	(0.02)

Total distributions	(0.09)		(0.15)	(0.13)	(0.15)	(0.17)	(0.21)

Net asset value, end of period	$9.42		$9.86	$10.13	$10.81	$10.67	$10.61

Total return (not reflecting CDSC)	(3.53	)%(2)	(1.11)%	(5.13)%	2.76%	2.20%	3.49%
Ratios/supplemental data
Net assets, end of period (in millions)	$2		$2	$5	$7	$8	$9
Ratio of expenses to average net assets	1.59	%(3)	1.59%	1.54%	1.56%	1.59%	1.58%
Ratio of net investment income to average net assets	1.93	%(3)	1.39%	1.26%	1.45%	1.65%	1.88%
Portfolio turnover rate	33	%(2)	32%	35%	11%	21%	34%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

	Class Y
	Six Months Ended 9/30/23 (unaudited)		Year Ended March 31,
			2023	2022	2021	2020	2019
Net asset value, beginning of period	$9.88		$10.15	$10.84	$10.69	$10.63	$10.49

Income (loss) from investment operations:
Net investment income(1)	0.14		0.24	0.24	0.26	0.28	0.30
Net gain (loss) on securities (both realized and unrealized)	(0.44)		(0.26)	(0.69)	0.15	0.06	0.16

Total from investment operations	(0.30)		(0.02)	(0.45)	0.41	0.34	0.46

Less distributions:
Dividends from net investment income	(0.14)		(0.25)	(0.24)	(0.26)	(0.28)	(0.30)
Distributions from capital gains	—		—	—	—	—	(0.02)

Total distributions	(0.14)		(0.25)	(0.24)	(0.26)	(0.28)	(0.32)

Net asset value, end of period	$9.44		$9.88	$10.15	$10.84	$10.69	$10.63

Total return (not reflecting sales charge)	(3.04	)%(2)	(0.11)%	(4.26)%	3.88%	3.21%	4.51%
Ratios/supplemental data
Net assets, end of period (in millions)	$48		$48	$65	$75	$53	$40
Ratio of expenses to average net assets	0.59	%(3)	0.59%	0.54%	0.56%	0.60%	0.59%
Ratio of net investment income to average net assets	2.95	%(3)	2.41%	2.26%	2.44%	2.62%	2.88%
Portfolio turnover rate	33	%(2)	32%	35%	11%	21%	34%

(1)	Per share amounts have been calculated using the daily average shares method.
(2)	Not annualized.
(3)	Annualized.

D-2

APPENDIX E

RECORD DATE, OUTSTANDING SHARES

AND INTERESTS OF CERTAIN PERSONS

As of the Record Date, the following shares of beneficial interest of the Acquired Fund were outstanding and entitled to vote:

Class	Shares Outstanding
Class A	13,818,001.004
Class C	181,927.362
Class Y	4,478,185.551

All shareholders of the Acquired Fund will vote together as a single class. Shares have no preemptive or subscription rights.

As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the class identified of the Acquired Fund. Shareholders indicated below holding greater than 25% or more of the Acquired Fund are considered “controlling persons” of the Acquired Fund under the 1940 Act.

Shareholder Name/Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103	Class A	21%	N/A

EDWARD D JONES & CO FOR THE EXCLUSIVE BENEFIT OF CUSTOMERS 12555 MANCHESTER RD SAINT LOUIS MO 63131-3729	Class A	10%	N/A

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	Class A	7%	N/A

WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103	Class C	76%	0.75%

EUGENIA S H PANG TTEE HESTER CHU PANG RLT AGMT U/A DTD 10/19/1994 5104 NORTH 32ND ST UNIT 150 PHOENIX AZ 85018-0000	Class C	10%	N/A

E-1

Shareholder Name/Address	Share Class	Percentage of Class	Percentage of Fund (if greater than 25%)
CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN MUTUAL FUNDS 101 MONTGOMERY ST SAN FRANCISCO CA 94104-4122	Class Y	33%	8%

LPL FINANCIAL 4707 EXECUTIVE DRIVE SAN DIEGO CA 92121	Class Y	14%	N/A

WELLS FARGO CLEARING SVCS LLC SPECIAL CUSTODY ACCT FOR THE EXCLUSIVE BENEFIT OF CUSTOMER 2801 MARKET STREET ST LOUIS MO 63103	Class Y	11%	N/A

CHARLES SCHWAB & CO INC SPECIAL CUSTODY ACCOUNT FBO CUSTOMERS ATTN MUTUAL FUNDS 211 MAIN ST SAN FRANCISCO CA 94105	Class Y	9%	N/A

PERSHING LLC 1 PERSHING PLAZA JERSEY CITY NJ 07399-0002	Class Y	9%	N/A

Acquiring Fund Control Persons

As of the Record Date, the Acquiring Fund had not commenced operations and did not have any shareholders.

E-2

PO Box 211230, Eagan, MN 55121-9984 VOTE ONLINE 1. Read the proxy statement and have the proxy card at hand. 2. Go to: www.proxyvotenow.com/aquila 3. Follow the simple instructions. VOTE BY PHONE 1. Read the proxy statement and have the proxy card at hand. 2. Call toll-free: 855-379-6846 3. Follow the simple instructions. VOTE BY MAIL 1. Read the proxy statement. 2. Check the appropriate box(es) on the reverse side of the proxy card. 3. Sign, date and return the proxy card in the envelope provided. Please detach at perforation before mailing. AQUILA TAX-FREE TRUST OF ARIZONA PROXY FOR THE SPECIAL MEETING OF SHAREHOLDERS TO BE HELD JUNE 17, 2024 THIS PROXY IS SOLICITED ON BEHALF OF THE BOARD OF TRUSTEES The undersigned shareholder(s) of Aquila Municipal Trust (the "Fund"), hereby appoints each of Diana P. Herrmann and Anita Albano, as Proxy of the undersigned, with full power of substitution, and hereby authorizes either of them to vote all shares of the Fund(s) that the undersigned is entitled to vote at the Special Meeting of Shareholders of the Fund to be held on June 17, 2024 at 2:00 p.m., Eastern Time, at the offices of Morgan, Lewis & Bockius LLP, located at 101 Park Avenue, New York, New York 10178, and at any or all adjournments or postponements thereof, as fully as the undersigned would be entitled to vote if personally present. In their discretion, the proxy holders named above are authorized to vote upon such other matters as may properly come before the meeting or any adjournments or postponements. RECEIPT OF THE NOTICE OF THE SPECIAL MEETING AND THE ACCOMPANYING PROXY STATEMENT/PROSPECTUS IS HEREBY ACKNOWLEDGED. THIS PROXY CARD WILL BE VOTED AS INSTRUCTED. IF NO SPECIFICATION IS MADE AND THE PROXY CARD IS EXECUTED, THE PROXY CARD WILL BE VOTED "FOR" THE PROPOSAL SET FORTH ON THE REVERSE. CONTROL NUMBER AUTHORIZED SIGNATURE(S) This section must be completed for your vote to be counted. Signature(s) and Title(s), if applicable Sign in the box above Date Note: Please date and sign exactly as your name(s) appear(s) on this proxy card. If signing for estates, trusts, or other fiduciaries, your title or capacity should be stated and where more than one name appears, a majority must sign. If shares are held jointly, one or more joint owners should sign personally. If a corporation, the signature should be that of an authorized officer who should state his or her title. 100230

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be held on June 17, 2024. The Proxy Statement for this Meeting is available at https://proxyvotinginfo.com/p/aquila2024 YOUR VOTE IS IMPORTANT NO MATTER HOW MANY SHARES YOU OWN. PLEASE CAST YOUR VOTE TODAY! YOUR SIGNATURE IS REQUIRED FOR YOUR VOTE TO BE COUNTED. IF YOU ARE NOT VOTING BY PHONE OR INTERNET, PLEASE SIGN AND DATE THIS PROXY CARD ON THE REVERSE SIDE AND RETURN IT PROMPTLY IN THE ENCLOSED ENVELOPE. Please detach at perforation before mailing. This proxy is solicited on behalf of the Board of Trustees. It will be voted as specified. If no specification is made, this proxy shall be voted "FOR" the proposal. The Board of Trustees has voted in favor of the proposal and recommends that you vote "FOR" the proposal. TO VOTE, MARK BOX(ES) BELOW IN BLUE OR BLACK INK AS FOLLOWS: 1. To approve an Agreement and Plan of Reorganization providing for the transfer of the assets of the Aquila Tax-Free Trust of Arizona, a series of Aquila Municipal Trust (the "Acquired Fund"), to MainStay MacKay Arizona Muni Fund (the "Acquiring Fund"), a series of MainStay Funds Trust, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund, followed by the complete liquidation of the Acquired Fund (the "Reorganization"); and FOR AGAINST ABSTAIN To transact such other business as may properly come before the Special Meeting. 100230

MAINSTAY FUNDS TRUST

Statement of Additional Information

May 1, 2024

Acquisition of the Assets and Liabilities of:

Aquila Tax-Free Trust of Arizona

(a series of Aquila Municipal Trust)

(the “Acquired Fund”)

120 West 45th Street, Suite 3600

New York, New York 10036

By, and in Exchange for, Shares of:

MainStay MacKay Arizona Muni Fund

(a series of MainStay Funds Trust)

(the “Acquiring Fund”)

51 Madison Avenue

New York, New York 10010

This Statement of Additional Information, which is not a prospectus, supplements and should be read in conjunction with the Proxy Statement/Prospectus dated May 1, 2024, relating specifically to the proposed transfer of the assets of the Acquired Fund to the Acquiring Fund in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund, in exchange for the assumption of all of the liabilities of the Acquired Fund by the Acquiring Fund and shares of the Acquiring Fund having an aggregate net asset value equal to those of the Acquired Fund, followed by the complete liquidation of the Acquired Fund (the “Reorganization”). Unless otherwise indicated, capitalized terms used herein have the same meanings as are given to them in the Proxy Statement/Prospectus. To obtain a copy of the Proxy Statement/Prospectus, please contact MainStay Funds Trust, 30 Hudson Street, Jersey City, New Jersey 07302, by calling toll-free 800-MAINSTAY (624-6782) or Morrow Sodali, LLC by calling (833) 876-2476.

DOCUMENTS INCORPORATED BY REFERENCE, INCLUDING FINANCIAL STATEMENTS

This Statement of Additional Information of the Acquiring Fund consists of these introductory pages, the accompanying pro forma financial statements, the statement of additional information for the MainStay Funds Trust and The MainStay Funds and related notes and the following documents, each of which was filed electronically with the Securities and Exchange Commission and is incorporated by reference herein:

•	Prospectus for the Acquired Fund, dated July 27, 2023, as supplemented (Securities Act File No. 033-01857; Accession Number 0001398432-23-000031);

•	Statement of Additional Information of the Acquired Fund, dated July 27, 2023, as supplemented (Securities Act File No. 033-01857; Accession Number 0001398432-23-000031);

•	Annual Report to shareholders of the Acquired Fund for the period ended March 31, 2023 (Accession Number 0000784056-23-000014); and

•	Semi-Annual Report to shareholders of the Acquired Fund for the period ended September 30, 2023 (Accession Number 0000784056-23-000039).

1

Reorganization between MainStay MacKay Arizona Muni Fund

and Aquila Tax-Free Trust of Arizona

FINANCIAL STATEMENTS

For additional information, see the September 30, 2023 semi-annual report of the Acquired Fund.

SUPPLEMENTAL FINANCIAL INFORMATION

The pro forma information provided herein should be read in conjunction with the annual report noted above which is on file with the SEC and is available at no charge. The information provided herein is unaudited and is provided as of September 30, 2023, the assumed date of the Reorganization for purposes of this section. Management of the Funds has made certain estimates and assumptions relating to the reporting of assets, liabilities, income, and expenses to prepare this pro forma financial information in conformity with U.S. generally accepted accounting principles for investment companies.

The Acquired Fund is managed by Aquila Investment Management LLC (“Aquila”). The Acquiring Fund is managed by New York Life Investment Management LLC (“New York Life Investments”) and MacKay Shields LLC (“MacKay”) serves as the subadvisor to the Acquiring Fund. Both Funds are non-diversified.

The expenses of the Reorganization will be borne by New York Life Investments. The expenses of the Reorganization include, but are not limited to, the costs associated with the preparation of necessary filings with the SEC, printing and distribution of the Proxy Statement/Prospectus and other proxy materials, proxy solicitation costs, legal fees, accounting fees, securities registration fees, and expenses of holding the Special Meeting.

The expenses of the Reorganization are estimated to be approximately $165,000-180,000. Neither the Acquiring Fund nor the Acquired Fund will bear any of the costs of the Reorganization.

As discussed above, the Acquiring Fund and Acquired Fund have principal investment strategies that are similar, although there are some differences. As a result, Aquila does not anticipate that it will need to sell the Acquired Fund’s holdings if the Reorganization is consummated.

It is anticipated that the Reorganization will qualify, for U.S. federal income tax purposes, as a “reorganization” under Section 368(a) of the Internal Revenue Code of 1986, as amended. Accordingly, pursuant to this treatment, the Acquired Fund, the Acquiring Fund and their respective shareholders are not expected to recognize any gain or loss for U.S. federal income tax purposes from the transactions contemplated by the Reorganization Agreement and the aggregate tax basis of the Acquiring Fund shares received by each Acquired Fund shareholder in connection with the Reorganization is expected to be the same as the aggregate tax basis of the shares of the Acquired Fund exchanged therefor immediately before the Reorganization.

The Acquired Fund offers Class A, Class C and Class Y shares. As of the Record Date, there are no Class F shares of the Acquired Fund currently outstanding and, accordingly, Class F shares of the Acquired Fund are not being asked to approve the proposal. Class A and Class C shares of the Acquired Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.15% and 1.00%1 of the average daily net assets, respectively. Class Y shares are not subject to any distribution and/or service (12b-1) fees.

If shareholders approve the Reorganization, shareholders of the Acquired Fund would receive shares of the Acquiring Fund as set forth in the table below:

Acquired Fund Shares	Acquiring Fund Shares
Class A	Class Z
Class C	Class C
Class F*	Class I
Class Y	Class I

*	As of the Record Date, there are no Class F shares of the Acquired Fund currently outstanding and, accordingly, Class F shares of the Acquired Fund are not being asked to approve the proposal.

[1]

Consists of a distribution fee of 0.75 of 1% of average annual net assets of the Fund attributable to Class C shares that may be paid to certain broker/dealers and other qualified recipients, and a service fee of 0.25 of 1% of average annual net assets of the Fund attributable to Class C shares that may be paid to the Acquired Fund’s Distributor.

2

Class C and Class Z shares of the Acquiring Fund are subject to distribution and/or service (12b-1) fees equal to an annual rate of 0.50% and 0.15% of the average daily net assets, respectively. Class I shares of the Acquiring Fund are not subject to any distribution and/or service (12b-1) fees.

The net assets of the Acquired Fund as of September 30, 2023 amounted to $191,701,349. The Acquiring Fund has not commenced operations.

Under the Advisory and Administration Agreement with Aquila with respect to the Acquired Fund, Aquila is entitled to receive a management fee at the annual rate of 0.50 of 1% of the Acquired Fund’s average annual net assets; provided, however, that for any day that the Acquired Fund pays or accrues a fee under the distribution plan of the Acquired Fund based upon the assets of the Acquired Fund, the annual fee shall be payable at the annual rate of 0.40 of 1% of the Acquired Fund’s average annual net assets. For the fiscal year ended March 31, 2023, the Acquired Fund accrued an aggregate annual management fee of 0.40% for services performed as a percentage of the average daily net assets.

Upon the closing of the Reorganization, the Acquiring Fund will pay New York Life Investments a management fee equal to an annual percentage of the Acquiring Fund’s average daily net assets, as follows: 0.45% on all assets.

New York Life Investments will pay subadvisory fees to MacKay from its own assets and not from the assets of the Acquiring Fund.

New York Life Investments has contractually agreed to waive fees and/or reimburse expenses of the Acquiring Fund so that Total Annual Fund Operating Expenses (excluding taxes, interest, litigation, extraordinary expenses, brokerage and other transaction expenses relating to the purchase or sale of portfolio investments, and acquired (underlying) fund fees and expenses) for a class do not exceed the following percentage of its average daily net assets: Class Z, 0.74%; Class C, 1.10%; and Class I, 0.55%. This agreement will remain in effect until February 28, 2027, and thereafter shall renew automatically for one-year terms unless New York Life Investments provides written notice of termination prior to the start of the next term or upon approval of the Board of Trustees of the Acquiring Fund.

On a pro forma basis, for the period ended September 30, 2023, the Reorganization would have resulted in an increase in management fees of approximately $102,023 or 0.05% of average daily net assets and a decrease in other operating expenses of approximately $130,974 or 0.06% of average daily net assets. MainStay MacKay Arizona Muni Fund shareholders are projected to experience a decrease or no change in total net expenses following the Reorganization after the effect of fee waivers and expense reimbursement.

The following table identifies the various service providers to the Funds. Each of the Acquiring Fund’s service providers has entered into an agreement with MainStay Funds Trust or New York Life Investments, as the case may be, that governs the provision of services to the Acquiring Fund.

	Acquired Fund	Acquiring Fund
Investment Manager	Aquila Investment Management LLC	New York Life Investment Management LLC

Subadvisor	—	MacKay Shields LLC

Administrator/Sub-Administrator	Aquila Investment Management LLC (administrator)	New York Life Investment Management LLC provides and procures administrative services for the Acquiring Fund pursuant to a management agreement JPMorgan Chase Bank, N.A. serves as a sub-administrator

Distributor	Aquila Distributors LLC	NYLIFE Distributors LLC

Transfer Agent	BNY Mellon Investment Servicing (US) Inc.	NYLIM Service Company LLC

Custodian	The Bank of New York Mellon	JPMorgan Chase Bank, N.A.

No significant accounting policies, specifically, policies regarding valuation of the portfolio securities or compliance with Subchapter M of the Code will change as a result of the Reorganization.

Following the Reorganization, the Acquired Fund will be the accounting survivor.

3

MAINSTAY FUNDS TRUST AND THE MAINSTAY FUNDS

February 28, 2024

As amended May 1, 2024

STATEMENT OF ADDITIONAL INFORMATION

	Class A	Class A2	Investor Class	Class B1	Class C	Class C2	Class I	Class P	Class R1	Class R2	Class R3	Class R6	Class Z	SIMPLE Class

MAINSTAY FUNDS

MainStay Candriam Emerging Markets Debt Fund	MGHAX	—	MGHHX	—	MHYCX	—	MGHIX	—	—	—	—	—	—	—

MainStay Income Builder Fund	MTRAX	—	MTINX	MKTRX	MCTRX	—	MTOIX	—	—	—	—	MTODX	—	MTISX

MainStay MacKay Convertible Fund	MCOAX	—	MCINX	MCSVX	MCCVX	—	MCNVX	—	—	—	—	—	—	—

MainStay MacKay High Yield Corporate Bond Fund	MHCAX	—	MHHIX	MKHCX	MYHCX	—	MHYIX	—	—	MHYRX	MHYTX	MHYSX	—	MHHSX

MainStay MacKay Strategic Bond Fund	MASAX	—	MSYDX	—	MSICX	—	MSDIX	—	—	—	—	MSYEX	—	—

MainStay MacKay Tax Free Bond Fund	MTBAX	—	MKINX	MKTBX	MTFCX	MTSPX	MTBIX	—	—	—	—	MTBDX	—	—

MainStay MacKay U.S. Infrastructure Bond Fund	MGVAX	—	MGVNX	—	MGVCX	—	MGOIX	—	—	—	—	MGVDX	—	—

MainStay Money Market Fund	MMAXX	—	MKTXX	MKMXX	MSCXX	—	—	—	—	—	—	—	—	MIPXX

MainStay Winslow Large Cap Growth Fund	MLAAX	—	MLINX	MLABX	MLACX	—	MLAIX	—	MLRRX	MLRTX	MLGRX	MLRSX	—	MLRMX

MainStay WMC Enduring Capital Fund	MSOAX	—	MCSSX	MOPBX	MGOCX	—	MSOIX	—	—	—	—	MCSDX	—	—

MainStay WMC Value Fund	MAPAX	—	MSMIX	MAPBX	MMPCX	—	MUBFX	—	—	—	—	MMPDX	—	—

MAINSTAY FUNDS TRUST													—

MainStay Balanced Fund	MBNAX	—	MBINX	MBNBX	MBACX	—	MBAIX	—	—	—	—	MBERX	—	—

MainStay Candriam Emerging Markets Equity Fund	MCYAX	—	MCYVX	—	MCYCX	—	MCYIX	—	—	—	—	MCYSX	—	—

MainStay CBRE Global Infrastructure Fund	VCRAX	—	VCRVX	—	VCRCX	—	VCRIX	—	—	—	—	VCRQX	—	—

MainStay CBRE Real Estate Fund	CLARX	—	CRVRX	—	CRCRX	—	CRARX	—	—	—	—	VREQX	—	—

MainStay Conservative Allocation Fund	MCKAX	—	MCKNX	MCKBX	MCKCX	—	MCKIX	—	—	—	—	—	—	MCKSX

MainStay Conservative ETF Allocation Fund	MNEAX	—	—	—	MNEKX	—	MNELX	—	—	—	MNERX	—	—	MNEVX

MainStay Cushing® MLP Premier Fund	CSHAX	—	CSHNX	—	CSHCX	—	CSHZX	—	—	—	—	—	—	—

	Class A	Class A2	Investor Class	Class B1	Class C	Class C2	Class I	Class P	Class R1	Class R2	Class R3	Class R6	Class Z	SIMPLE Class

MainStay Epoch Capital Growth Fund	MECDX	—	MECVX	—	MECEX	—	MECFX	—	—	—	—	—	—	—

MainStay Epoch Global Equity Yield Fund	EPSPX	—	EPSIX	—	EPSKX	—	EPSYX	—	—	—	—	—	—	—

MainStay Epoch International Choice Fund	ICEVX	—	ICELX	—	ICEWX	—	ICEUX	—	—	—	—	—	—	ICERX

MainStay Epoch U.S. Equity Yield Fund	EPLPX	—	EPLIX	EPLBX	EPLKX	—	EPLCX	—	—	—	—	EPLDX	—	EPLMX

MainStay Equity Allocation Fund	MGXAX	—	MGXNX	MGXBX	MGXCX	—	MGXIX	—	—	—	—	—	—	MGXSX

MainStay Equity ETF Allocation Fund	MWFAX	—	—	—	MWFCX	—	MWFIX	—	—	—	MWFQX	—	—	MWFVX

MainStay Fiera SMID Growth Fund	APSRX	—	—	—	APSLX	—	APSGX	—	—	—	—	APSDX	—	—

MainStay Floating Rate Fund	MXFAX	—	MXFNX	—	MXFCX	—	MXFIX	—	—	—	—	MXFEX	—	MXFMX

MainStay Growth Allocation Fund	MGDAX	—	MGDNX	MGDBX	MGDCX	—	MGDIX	—	—	—	—	—	—	MGDSX

MainStay Growth ETF Allocation Fund	MOEAX	—	—	—	MOECX	—	MOEIX	—	—	—	MOERX	—	—	MOEVX

MainStay Mackay Arizona Muni Fund	AZTAX	—	—	—	AZTCX	—	AZTYX	—	—	—	—	—	AZTFX	—

MainStay MacKay California Tax Free Opportunities Fund	MSCAX	—	MSCVX	—	MSCCX	MCAMX	MCOIX	—	—	—	—	MSODX	—	—

MainStay Mackay Colorado Muni Fund	COTAX	—	—	—	COTCX	—	COTYX	—	—	—	—	—	COTFX	—

MainStay MacKay High Yield Municipal Bond Fund	MMHAX	—	MMHVX	—	MMHDX	—	MMHIX	—	—	—	—	MMHEX	—	—

MainStay MacKay New York Tax Free Opportunities Fund	MNOAX	—	MNOVX	—	MNOCX	MNOLX	MNOIX	—	—	—	—	MNODX	—	—

MainStay Mackay Oregon Muni Fund	ORTBX	—	—	—	ORTCX	—	ORTYX	—	—	—	—	—	ORTFX	—

MainStay MacKay Short Duration High Income Fund	MDHAX	—	MDHVX	—	MDHCX	—	MDHIX	—	—	—	—	—	—	—

MainStay MacKay Short Term Municipal Fund	MSTAX	MSTUX	MYTBX	—	—	—	MSTIX	—	—	—	—	MSTEX	—	—

MainStay MacKay Strategic Municipal Allocation Fund	MTFDX	—	MTFEX	—	MTFFX	MTFMX	MTFGX	—	—	—	—	MTFHX	MTFZX	—

MainStay MacKay Total Return Bond Fund	MTMAX	—	MTMNX	—	MTMCX	—	MTMIX	—	—	—	—	MTRDX	—	MTMSX

MainStay Mackay Utah Muni Fund	UTAVX	—	—	—	UTACX	—	UTAYX	—	—	—	—	—	UTAHX	—

MainStay Moderate Allocation Fund	MMRAX	—	MMRDX	MMRBX	MMRCX	—	MMRIX	—	—	—	—	—	—	MMRSX

MainStay Moderate ETF Allocation Fund	MDAAX	—	—	—	MDAKX	—	MDAIX	—	—	—	MDARX	—	—	MDAVX

MainStay S&P 500 Index Fund	MSXAX	—	MYSPX	—	—	—	MSPIX	—	—	—	—	—	—	MSXMX

MainStay Short Term Bond Fund	MIXAX	—	MIXNX	—	—	—	MIXIX	—	—	—	—	—	—	MIXMX

MainStay PineStone Global Equity Fund	FCGEX	—	—	—	FCGYX	—	FCGIX	FCGPX	—	—	—	—	—	—

MainStay PineStone International Equity Fund	FCIRX	—	FCIKX	—	FCICX		FCIUX	FCIHX	—	—	—	FCIWX	—	—

MainStay PineStone U.S. Equity Fund	FCUEX	—	—	—	FCUCX		FCUIX	FCUPX	—	—	—	—	—	—

	Class A	Class A2	Investor Class	Class B1	Class C	Class C2	Class I	Class P	Class R1	Class R2	Class R3	Class R6	Class Z	SIMPLE Class

MainStay WMC Growth Fund	KLGAX	—	KLGNX	KLGBX	KLGCX	—	KLGIX	—	—	—	—	KLGDX	—	—

MainStay WMC International Research Equity Fund	MYITX	—	MYINX	—	MYICX	—	MYIIX	—	—	—	—	—	—	—

MainStay WMC Small Companies Fund	MOPAX	—	MOINX	MOTBX	MOPCX	—	MOPIX	—	—	—	—	—	—	—
1.	Class B shares are closed to all new purchases as well as additional investments by existing Class B shareholders.

MS14-[02/24]

Although not a prospectus, this Statement of Additional Information (the “SAI”) supplements the information contained in the prospectuses dated February 28, 2024, March 30, 2023, July 24, 2023, and August 28, 2023 as amended or supplemented from time to time, for Class A, Class A2, Investor Class, Class B, Class C, Class C2, Class I, Class P, Class R1, Class R2, Class R3, Class R6, Class Z and SIMPLE Class shares for certain separate investment series of The MainStay Funds, a Massachusetts business trust (the “MainStay Funds”) and MainStay Funds Trust, a Delaware statutory trust (the “Prospectuses”). The MainStay Funds and MainStay Funds Trust may collectively be referred to as “MainStay Funds” or the “MainStay Group of Funds.” Each series of the MainStay Group of Funds may be referred to individually as a “Fund” and collectively, as the “Funds.” This SAI is incorporated by reference in, is made a part of, and should be read in conjunction with, the Prospectuses. The Prospectuses are available without charge by writing to NYLIFE Distributors LLC, Attn: New York Life Investments Marketing Dept., 30 Hudson Street, Jersey City, New Jersey 07302 or by calling toll free 800-624-6782.

No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this SAI or in the related Prospectuses, in connection with the offer contained herein and, if given or made, such other information or representations must not be relied upon as having been authorized by the MainStay Funds or NYLIFE Distributors LLC (the “Distributor”), the Funds’ distributor and an affiliate of New York Life Investment Management LLC. This SAI and the Prospectuses do not constitute an offer by the MainStay Funds or the Distributor to sell, or a solicitation of an offer to buy, any of the securities offered hereby in any jurisdiction to any person to whom it is unlawful to make such offer in such jurisdiction.

Shareholder inquiries should be made by writing directly to NYLIM Service Company LLC (“Transfer Agent” or “NYLIM Service Company”), the Funds’ transfer agent and an affiliate of New York Life Investment Management LLC, P.O. Box 219003, Kansas City, Missouri 64121-9000 or by calling toll free 800-624-6782. In addition, you can make inquiries through your registered representative.

The financial highlights contained in the Prospectus for MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund (the “MainStay CBRE Funds”) reflect the historical financial highlights of Voya CBRE Global Infrastructure Fund, a series of Voya Mutual Funds, and Voya Real Estate Fund, a series of Voya Equity Trust, respectively. Upon completion of the reorganization of Voya CBRE Global Infrastructure Fund with and into the MainStay CBRE Global Infrastructure Fund and the reorganizations of Voya Global Real Estate Fund, a series of Voya Mutual Funds, and Voya Real Estate Fund with and into the MainStay CBRE Real Estate Fund, each of which occurred on February 21, 2020, the MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund assumed the performance, financial and other historical information of the Voya CBRE Global Infrastructure Fund and Voya Real Estate Fund, respectively. Any performance, financial and other historical information provided for MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund in this SAI that relates to periods prior to February 21, 2020, therefore, is that of the applicable Voya Fund noted above.

The financial highlights contained in the Prospectus for MainStay Fiera SMID Growth Fund reflect the historical financial highlights of Fiera Capital Small/Mid-Cap Growth Fund, a former series of Fiera Capital Series Trust. Upon completion of the reorganization of Fiera Capital Small/Mid-Cap Growth Fund with and into the MainStay Fiera SMID Growth Fund, which occurred on July 24, 2023, the MainStay Fiera SMID Growth Fund assumed the performance, financial and other historical information of Fiera Capital Small/Mid-Cap Growth Fund. Any performance, financial and other historical information provided for MainStay Fiera SMID Growth Fund in this SAI that relates to periods prior to July 24, 2023, and therefore, is that of Fiera Capital Small/Mid-Cap Growth Fund. The audited financial statements for the Fiera Capital Small/Mid-Cap Growth Fund and report by Deloitte & Touche LLP, the fund’s independent registered public accounting firm, as presented in the Annual Report to shareholders of the fund for the year ended March 31, 2023, are incorporated by reference into this SAI.

The financial highlights contained in the Prospectus for MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund reflect the historical financial highlights of Fiera Capital Global Equity Fund, Fiera Capital International Equity Fund and Fiera Capital U.S. Equity Long-Term Quality Fund, each a former series of Fiera Capital Series Trust, respectively. Upon completion of a reorganization of Fiera Capital Global Equity Fund, Fiera Capital International Equity Fund and Fiera Capital U.S. Equity Long-Term Quality Fund with and into the MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund, respectively, which occurred on August 28, 2023, the MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund assumed the performance, financial and other historical information of Fiera Capital Global Equity Fund, Fiera Capital International Equity Fund and Fiera Capital U.S. Equity Long-Term Quality Fund, respectively. Any performance, financial and other historical information provided for MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund in this SAI that relates to periods prior to August 28, 2023, and therefore, is that of Fiera Capital Global Equity Fund, Fiera Capital International Equity Fund and Fiera Capital U.S. Equity Long-Term Quality Fund, respectively. The audited financial statements for Fiera Capital Global Equity Fund, Fiera Capital International Equity Fund and Fiera Capital U.S. Equity Long-Term Quality Fund and report by Deloitte & Touche LLP, the funds’ independent registered public accounting firm, as presented in the Annual Report to shareholders of the fund for the year ended March 31, 2023, are incorporated by reference into this SAI.

The audited financial statements of each of the Funds (if applicable), including the Financial Highlights for the most recent fiscal year ended, as presented in the Annual Reports to Shareholders identified in the table below and the reports of KPMG LLP, the Funds’ independent registered public accounting firm, appearing therein are incorporated by reference into this SAI. These documents are available, without charge, by calling toll-free 800-624-6782.

Shareholder Reports

Fiscal Year End April 30		Annual Report

MainStay CBRE Global Infrastructure Fund MainStay CBRE Real Estate Fund MainStay Conservative ETF Allocation Fund MainStay Equity ETF Allocation Fund	MainStay Growth ETF Allocation Fund MainStay MacKay Short Term Municipal Fund[1] MainStay MacKay Strategic Municipal Allocation Fund[1] MainStay Moderate ETF Allocation Fund

Fiscal Year End October 31 – MainStay Funds		Annual Report

MainStay Candriam Emerging Markets Debt Fund MainStay Income Builder Fund MainStay MacKay Convertible Fund MainStay MacKay High Yield Corporate Bond Fund MainStay MacKay Strategic Bond Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund

MainStay Money Market Fund

MainStay Winslow Large Cap Growth Fund

MainStay WMC Enduring Capital Fund

MainStay WMC Value Fund

Fiscal Year End October 31 – MainStay Funds Trust		Annual Report

 MainStay Balanced Fund

 MainStay Candriam Emerging Markets Equity Fund

 MainStay Conservative Allocation Fund

 MainStay Epoch Capital Growth Fund

 MainStay Epoch Global Equity Yield Fund

 MainStay Epoch International Choice Fund

  MainStay Epoch U.S. Equity Yield Fund

 MainStay Equity Allocation Fund

 MainStay Floating Rate Fund

 MainStay Growth Allocation Fund

 MainStay MacKay California Tax Free Opportunities Fund

 MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Short Term Municipal Fund[1]

MainStay MacKay Strategic Municipal Allocation Fund[1]

MainStay MacKay Short Duration High Income Fund

MainStay MacKay Total Return Bond Fund

MainStay Moderate Allocation Fund

MainStay S&P 500 Index Fund

MainStay Short Term Bond Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Small Companies Fund

Fiscal Year End October 31—MainStay Funds Trust		Annual Report

MainStay Fiera SMID Growth Fund MainStay PineStone Global Equity Fund	MainStay PineStone International Equity Fund MainStay PineStone U.S. Equity Fund

Fiscal Year End November 30		Annual Report

MainStay Cushing® MLP Premier Fund
1.	Effective May 1, 2023, the Fund changed its fiscal year from April 30th to October 31st.

NYLIFE Distributors LLC is the principal underwriter and distributor of the MainStay Funds.

“New York Life Investments” is both a service mark, and the common trade name, of certain investment advisors affiliated with New York Life Insurance Company.

THE MAINSTAY GROUP OF FUNDS

The MainStay Funds

The MainStay Funds is an open-end management investment company (or mutual fund), organized as a Massachusetts business trust by an Agreement and Declaration of Trust dated January 9, 1986, as amended.

Shares of MainStay Funds are currently offered in 11 separate series. Each Fund is a “diversified company”, as defined in the Investment Company Act of 1940, as amended (“1940 Act”), unless otherwise indicated. When formed, the MainStay Candriam Emerging Markets Debt Fund was classified as a “non-diversified” fund as defined in the 1940 Act. However, due to the Fund’s principal investment strategies and investment process, the Fund has historically operated as a “diversified” fund. Therefore, the Fund will not operate as a “non-diversified” fund without first obtaining shareholder approval.

MainStay Equity Funds Prospectus dated February 28, 2024 – Fiscal Year End October 31
MainStay Winslow Large Cap Growth Fund MainStay WMC Enduring Capital Fund	MainStay WMC Value Fund
MainStay Fixed Income and Mixed Asset Funds Prospectus dated February 28, 2024 – Fiscal Year End October 31
MainStay Candriam Emerging Markets Debt Fund MainStay Income Builder Fund MainStay MacKay Convertible Fund MainStay MacKay High Yield Corporate Bond Fund	MainStay MacKay Strategic Bond Fund MainStay MacKay Tax Free Bond Fund MainStay MacKay U.S. Infrastructure Bond Fund MainStay Money Market Fund

MainStay Funds Trust

MainStay Funds Trust is an open-end management investment company (or mutual fund), organized as a Delaware statutory trust by an Agreement and Declaration of Trust dated April 8, 2009, as amended.

Shares of MainStay Funds Trust are currently offered in 39 separate series. With the exception of MainStay CBRE Real Estate Fund, MainStay Cushing MLP Premier Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Utah Muni Fund and MainStay PineStone U.S. Equity Fund, each Fund is a “diversified company,” as defined in the 1940 Act, unless otherwise indicated. When formed, the MainStay Floating Rate Fund was classified as a “non-diversified” fund as defined in the 1940 Act. However, due to the Fund’s principal investment strategies and investment process, the Fund has historically operated as a “diversified” fund. Therefore, the Fund will not operate as a “non-diversified” fund without first obtaining shareholder approval. As of the date of this SAI, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Utah Muni Fund had not commenced operations. Therefore, they are not included in the table below.

MainStay CBRE Specialty Funds Prospectus dated August 28, 2023 – Fiscal Year End April 30
MainStay CBRE Global Infrastructure Fund	MainStay CBRE Real Estate Fund
MainStay ETF Asset Allocation Funds Prospectus dated August 28, 2023 – Fiscal Year End April 30
MainStay Conservative ETF Allocation Fund MainStay Equity ETF Allocation Fund	MainStay Growth ETF Allocation Fund MainStay Moderate ETF Allocation Fund
MainStay Asset Allocation Funds Prospectus dated February 28, 2024 – Fiscal Year End October 31
MainStay Conservative Allocation Fund MainStay Equity Allocation Fund	MainStay Growth Allocation Fund MainStay Moderate Allocation Fund
MainStay Equity Funds Prospectus dated February 28, 2024 – Fiscal Year End October 31

 MainStay Candriam Emerging Markets

 Equity Fund

 MainStay Epoch Capital Growth Fund

 MainStay Epoch Global Equity Yield Fund

 MainStay Epoch International Choice Fund

 MainStay Epoch U.S. Equity Yield Fund

 MainStay Fiera SMID Growth Fund

 MainStay PineStone Global Equity Fund

MainStay PineStone International Equity Fund

MainStay PineStone U.S. Equity Fund

MainStay S&P 500 Index Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Small Companies Fund

MainStay Fixed Income and Mixed Asset Funds Prospectus dated February 28, 2024 – Fiscal Year End October 31
MainStay Balanced Fund MainStay Floating Rate Fund MainStay MacKay California Tax Free Opportunities Fund	MainStay MacKay Short Duration High Income Fund MainStay MacKay Short Term Municipal Fund[1] MainStay MacKay Strategic Municipal Allocation Fund[1] MainStay MacKay Total Return Bond Fund

MainStay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund	MainStay Short Term Bond Fund
MainStay U.S. Government Liquidity Fund Prospectus dated February 28, 2024 – Fiscal Year End October 31
MainStay U.S. Government Liquidity Fund*
MainStay Cushing Fund Prospectus dated March 30, 2023 – Fiscal Year End November 30
MainStay Cushing MLP Premier Fund

1 Effective May 1, 2023, the Fund changed its fiscal year end from April 30th to October 31st.

* Shares of the MainStay U.S. Government Liquidity Fund are currently only available to other investment companies advised by New York Life Investments in private placement transactions that do not involve any “public offering” within the meaning of Section 4(a)(2) of the Securities Act of 1933. The MainStay U.S. Government Liquidity Fund is not covered by this SAI.

General

The Boards of Trustees of the MainStay Funds and MainStay Funds Trust may be referred to as the “Trustees,” and collectively referred to as the “Board.” Each Fund is authorized to offer shares in one or more of the following classes (although one or more classes of a Fund may not currently be offered for sale): Class A, Class A2, Investor Class, Class B, Class C, Class C2, Class I, Class P, Class R1, Class R2, Class R3, Class R6, Class Z and SIMPLE Class shares. Each Fund may offer one or more of these share classes.

THE MANAGER AND SUBADVISORS

New York Life Investment Management LLC (“New York Life Investments” or the “Manager”) serves as the investment adviser for the Funds and has entered into subadvisory agreements with the following subadvisors to manage the day-to-day operations of certain Funds:

Subadvisor	Fund Name
Candriam	MainStay Funds Trust MainStay Candriam Emerging Markets Equity Fund
MainStay Funds MainStay Candriam Emerging Markets Debt Fund
CBRE Investment Management Listed Real Assets LLC (“CBRE”)	MainStay Funds Trust MainStay CBRE Global Infrastructure Fund MainStay CBRE Real Estate Fund
Cushing® Asset Management, LP (“Cushing”)	MainStay Funds Trust MainStay Cushing MLP Premier Fund
Epoch Investment Partners, Inc. (“Epoch”)

MainStay Funds

MainStay Income Builder Fund (equity portion)

MainStay Funds Trust

MainStay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

MainStay Epoch International Choice Fund

MainStay Epoch U.S. Equity Yield Fund

Fiera Capital, Inc. (“Fiera Capital”)	MainStay Funds Trust MainStay Fiera SMID Growth Fund
IndexIQ Advisors LLC (“IndexIQ Advisors”)	MainStay Funds Trust MainStay S&P 500 Index Fund

Subadvisor	Fund Name
MacKay Shields LLC (“MacKay Shields”)

MainStay Funds

MainStay Income Builder Fund (fixed-income portion)

MainStay MacKay Convertible Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Strategic Bond Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund

MainStay Funds Trust

MainStay MacKay Arizona Muni Fund

MainStay MacKay California Tax Free Opportunities Fund MainStay MacKay Colorado Muni Fund

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Oregon Muni Fund

MainStay MacKay Short Duration High Income Fund

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Strategic Municipal Allocation Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay Utah Muni Fund

NYL Investors LLC (“NYL Investors”)	MainStay Funds MainStay Money Market Fund MainStay Funds Trust MainStay Balanced Fund (fixed-income portion) MainStay Floating Rate Fund MainStay Short Term Bond Fund
PineStone Asset Management Inc. (“PineStone”)	MainStay Funds Trust MainStay PineStone Global Equity Fund MainStay PineStone International Equity Fund MainStay PineStone U.S. Equity Fund
Wellington Management Company LLP (“Wellington”)

MainStay Funds

MainStay WMC Enduring Capital Fund

MainStay WMC Value Fund

MainStay Funds Trust

MainStay Balanced Fund (equity portion)

MainStay WMC Growth Fund

MainStay WMC International Research Equity

Fund MainStay WMC Small Companies Fund

Winslow Capital Management, LLC (“Winslow Capital”)	MainStay Funds MainStay Winslow Large Cap Growth Fund

Collectively, these agreements are referred to as the “Subadvisory Agreements.” Candriam, CBRE, Cushing, Epoch, Fiera Capital, IndexIQ Advisors, MacKay Shields, NYL Investors, PineStone, Wellington and Winslow Capital are sometimes collectively referred to herein as the “Subadvisors” and each individually as a “Subadvisor.” Candriam, IndexIQ Advisors, MacKay Shields and NYL Investors are affiliates of New York Life Investments.

Additional Information About Certain Funds

The Prospectuses discuss the principal investment objectives, strategies, risks and expenses of the Funds. This section contains supplemental information concerning certain securities and other instruments in which certain Funds may invest, the investment policies and portfolio strategies that certain Funds may utilize, and certain risks involved with those investment policies and strategies. For more information regarding the usage of certain securities and other instruments, see “Investment Practices, Instruments and Risks Common to Multiple Funds.”

THE FUNDS’ INVESTMENT POLICIES

The investment restrictions for each Fund as set forth below are fundamental policies of each Fund; i.e., they may not be changed with respect to a Fund without shareholder approval. In the context of changes to a fundamental policy, shareholder approval means approval by the lesser of (1) more than 50% of the outstanding voting securities of the Fund, or (2) 67% or more of the voting securities present at a meeting if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy. Except for those investment policies specifically identified as fundamental in the Prospectuses and this SAI, the Funds’ investment objectives as described in the Prospectuses, and all other investment policies and practices described in the Prospectuses and this SAI, are non-fundamental and may be changed by the Board at any time without the approval of shareholders.

Unless otherwise indicated, all of the percentage limitations below and in the investment restrictions recited in the Prospectuses apply to each Fund on an individual basis, and apply only at the time a transaction is entered into, except that any borrowing by a Fund that exceeds applicable limitations must be reduced to meet such limitations within the period required by the 1940 Act. Therefore, a change in the percentage that results from a relative change in values or from a change in a Fund’s assets will not be considered a violation of the Fund’s policies or restrictions. “Value” for the purposes of all investment restrictions shall mean the value used in determining a Fund’s net asset value (“NAV”) unless otherwise indicated.

For purposes of applying each Fund’s policies with respect to being a “diversified company” or investing in the securities of any one issuer, an issuer will be deemed to be the sole issuer of a security if its assets and revenues alone back the security. However, if a security also is backed by the enforceable obligation of a superior or unrelated governmental entity or company, such entity or company also will be considered an issuer of the security.

If a security is separately guaranteed, either by a governmental entity or other facility (such as a bank guarantee or a letter of credit), such a guarantee will be considered a separate security issued by the guarantor. However, traditional bond insurance on a security will not be treated as a separate security, and the insurer will not be treated as a separate issuer. Therefore, these restrictions do not limit the percentage of a Fund’s assets that may be invested in securities insured by a single bond insurer.

Fundamental Investment Restrictions

 MainStay Balanced Fund

 MainStay Candriam Emerging Markets Debt Fund

 MainStay Candriam Emerging Markets Equity Fund

 MainStay CBRE Global Infrastructure Fund

 MainStay CBRE Real Estate Fund

 MainStay Conservative Allocation Fund

 MainStay Conservative ETF Allocation Fund

 MainStay Cushing MLP Premier Fund

 MainStay Epoch Capital Growth Fund

 MainStay Epoch Global Equity Yield Fund

 MainStay Epoch International Choice Fund

 MainStay Epoch U.S. Equity Yield Fund

 MainStay Equity Allocation Fund

 MainStay Equity ETF Allocation Fund

 MainStay Fiera SMID Growth Fund

 MainStay Floating Rate Fund

 MainStay Growth Allocation Fund

 MainStay Growth ETF Allocation Fund

 MainStay Income Builder Fund

 MainStay MacKay Arizona Muni Fund

 MainStay MacKay California Tax Free Opportunities Fund

 MainStay MacKay Colorado Muni Fund

 MainStay MacKay Convertible Fund

 MainStay MacKay High Yield Corporate Bond Fund

 MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Oregon Muni Fund

MainStay MacKay Short Duration High Income Fund

MainStay MacKay Short Term Municipal Fund

MainStay MacKay Strategic Municipal Allocation Fund

MainStay WMC Small Companies Fund

MainStay MacKay Strategic Bond Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay Total Return Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund

MainStay MacKay Utah Muni Fund

MainStay Moderate Allocation Fund

MainStay Moderate ETF Allocation Fund

MainStay Money Market Fund

MainStay S&P 500 Index Fund

MainStay Short Term Bond Fund

MainStay PineStone Global Equity Fund

MainStay PineStone International Equity Fund

MainStay PineStone U.S. Equity Fund

MainStay Winslow Large Cap Growth Fund

MainStay WMC Enduring Capital Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Value Fund

The fundamental investment restrictions applicable to the Funds apply to each of the Funds, except as noted below:

Each Fund (except MainStay MacKay Short Term Municipal Fund):

1.

Except MainStay Candriam Emerging Markets Debt Fund, MainStay Cushing MLP Premier Fund, MainStay CBRE Real Estate Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Utah Muni Fund and MainStay PineStone U.S. Equity Fund, shall be a “diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time. MainStay Candriam Emerging Markets Debt Fund, MainStay Cushing MLP Premier Fund, MainStay CBRE Real Estate Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Utah Muni Fund and MainStay PineStone U.S. Equity Fund are each a “non-diversified company” as that term is defined in the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time.

When formed, the MainStay Candriam Emerging Markets Debt Fund was sub-classified as a “non-diversified” fund as defined in the 1940 Act. However, due to the Fund’s principal investment strategy and investment process it has historically operated as a “diversified” fund. Therefore, the MainStay Candriam Emerging Markets Debt Fund will not operate as a “non-diversified” fund without first obtaining shareholder approval.

2.	May borrow money to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

3.

May not “concentrate” its investments in a particular industry or group of industries, except as permitted under the 1940 Act, as interpreted or modified by regulatory authorities having jurisdiction, from time to time, provided that, without limiting the generality of the foregoing, this limitation will not apply to a Fund’s investments in: (i) securities of other investment companies; (ii) securities issued or guaranteed as to principal and/or interest by the U.S. government, its agencies or instrumentalities or with respect to the MainStay Cushing MLP Premier Fund, tax-exempt securities of state and municipal governments or their political subdivisions; (iii) with respect only to the MainStay Money Market Fund, instruments issued by domestic branches of U.S. banks (including U.S. branches of foreign banks subject to regulation under U.S. laws applicable to domestic banks and, to the extent that its parent is unconditionally liable for the obligation, foreign branches of U.S. banks) or (iv) repurchase agreements (collateralized by the instruments described in Clause (ii) or, with respect to the MainStay Money Market Fund, Clause (iii)).

Under normal market conditions, the MainStay CBRE Global Infrastructure Fund will invest more than 25% of the value of its total assets at the time of purchase in the securities of issuers conducting their business activities in the infrastructure group of industries.

Under normal market conditions, the MainStay CBRE Real Estate Fund will invest more than 25% of the value of its total assets at the time of purchase in the securities of companies principally engaged in the real estate industry.

Under normal market conditions, the MainStay Cushing MLP Premier Fund will, in normal circumstances, invest more than 25% of its assets in the natural resources industry, including master limited partnerships (“MLPs”) operating in such industry.

4.

May purchase or sell real estate or any interest therein to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

5.

Except the MainStay Cushing MLP Premier Fund, may not purchase physical commodities or contracts relating to physical commodities, except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. The MainStay Cushing MLP Premier Fund may not purchase physical commodities or contracts relating to physical commodities (unless acquired as a result of owning securities or other instruments) except as permitted under the 1940 Act and other applicable laws, rules and regulations, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

6.	May make loans to the extent permitted by the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

7.

May act as an underwriter of securities within the meaning of the Securities Act of 1933, as amended (“1933 Act”), to the extent permitted under the 1933 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

8.	May issue senior securities, to the extent permitted under the 1940 Act, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time.

The following fundamental investment restriction is applicable to the MainStay Balanced Fund only.

•

The Fund has adopted as a fundamental policy that it will be a “balanced” fund. This fundamental policy cannot be changed without the approval of the Fund’s shareholders. As a “balanced” fund, the Fund will invest at least 25% of the value of its net assets plus any borrowings in fixed-income securities. With respect to convertible securities held by the Fund, only that portion of the value attributable to their fixed-income characteristics will be used in calculating the 25% figure. Subject to such restrictions, the percentage of the Fund’s assets invested in each type of security at any time shall be in accordance with the judgment of the Manager.

The following fundamental investment restriction is applicable to the MainStay MacKay California Tax Free Opportunities Fund only. The MainStay MacKay California Tax Free Opportunities Fund must:

•

Under normal circumstances, invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and California income taxes.

The following fundamental investment restriction is applicable to the MainStay MacKay High Yield Municipal Bond Fund only. The MainStay MacKay High Yield Municipal Bond Fund must:

•

Invest at least 80% of the Fund’s net assets in municipal bonds, which include debt obligations issued by or on behalf of a governmental entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax).

The following fundamental investment restriction is applicable to the MainStay MacKay New York Tax Free Opportunities Fund only. The MainStay MacKay New York Tax Free Opportunities Fund must:

•

Under normal circumstances, invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and New York income taxes.

The following fundamental investment restrictions are applicable to the MainStay MacKay Short Term Municipal Fund only. The MainStay MacKay Short Term Municipal Fund may not:

1.

Invest in a security if, as a result of such investment, 25% or more of its total assets would be invested in the securities of issuers in any particular industry, except that this restriction does not apply to securities issued or guaranteed by the U.S. government or its agencies or instrumentalities (or repurchase agreements with respect thereto) and at such time that the 1940 Act is amended to permit a registered investment company to elect to be “periodically industry concentrated,” (i.e., a fund that does not concentrate its investments in a particular industry would be permitted, but not required, to invest 25% or more of its assets in a particular industry) the Fund elects to be so classified and the foregoing limitation shall no longer apply with respect to the Fund.

2.

Invest in a security if, with respect to 75% of its total assets, more than 5% of its total assets would be invested in the securities of any one issuer, except that this restriction does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities;

3.

Invest in a security if, with respect to 75% of its total assets, it would hold more than 10% of the outstanding voting securities of any one issuer, except that this restriction does not apply to U.S. government securities;

4.

Borrow money or issue senior securities, except that the Fund may (i) borrow from banks or enter into reverse repurchase agreements, but only if immediately after each borrowing there is asset coverage of 300%, and (ii) issue senior securities to the extent permitted under the 1940 Act;

5.

Lend any funds or other assets, except that the Fund may, consistent with its investment objectives and policies: (i) invest in debt obligations including bonds, debentures or other debt securities, bankers’ acceptances and commercial paper, even though the purchase of such obligations may be deemed to be the making of loans; (ii) enter into repurchase agreements; and (iii) lend its portfolio securities in accordance with applicable guidelines established by the Securities and Exchange Commission (“SEC”) and any guidelines established by the Board;

6.	Purchase or sell real estate (although it may purchase securities secured by real estate or interests therein, or securities issued by companies which invest in real estate, or interests therein);

7.

Purchase or sell commodities or commodities contracts, except that, subject to restrictions described in the Prospectus and in this SAI, (i) the Fund may enter into futures contracts on securities, currencies or on indexes of such securities or currencies, or any other financial instruments and options on such futures contracts; (ii) the Fund may enter into spot or forward foreign currency contracts and foreign currency options; and

8.	Act as an underwriter of securities of other issuers, except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the 1933 Act.

The following fundamental investment restrictions are applicable to the MainStay MacKay Tax Free Bond Fund only. The MainStay MacKay Tax Free Bond Fund must:

1.

Invest at least 80% of the Fund’s net assets in securities the interest on which is exempt from regular federal income tax, including the federal alternative minimum tax, except that the Fund may temporarily invest more than 20% of its net assets in securities the interest income on which may be subject to regular federal income tax.

2.	Invest at least 80% of the value of its assets in investments the income from which is exempt from federal income tax.

Additional Fundamental Investment Policies Related to Fund Names

In addition to the fundamental investment policies discussed above, each fund below has a fundamental policy in accordance with the investment focus suggested by its name.

•	MainStay MacKay Arizona Muni Fund. The MainStay MacKay Arizona Muni Fund under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes)

in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Arizona income taxes.

•

MainStay MacKay Colorado Muni Fund. The MainStay MacKay Colorado Muni Fund, under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Colorado income taxes.

•

MainStay MacKay Oregon Muni Fund. The MainStay MacKay Oregon Muni Fund under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Oregon income taxes.

•

MainStay Mackay Short Term Municipal Fund. The MainStay MacKay Short Term Municipal Fund under normal circumstances, will invest at least 80% of its assets (net assets plus the amount of any borrowings for investment purposes) in municipal debt securities, which include debt obligations issued by or on behalf of a governmental entity or other qualifying entity/issuer that pays interest that is, in the opinion of bond counsel to the issuers, generally excludable from gross income for federal income tax purposes (except that the interest may be includable in taxable income for purposes of the federal alternative minimum tax).

•

MainStay Mackay Strategic Municipal Allocation Fund. The MainStay MacKay Strategic Municipal Allocation Fund under normal circumstances, will invest at least 80% of the value of the Fund’s net assets, plus any borrowings for investment purposes, in investments the income from which is exempt from federal income tax.

•

MainStay MacKay Utah Muni Fund. The MainStay MacKay Utah Muni Fund under normal circumstances, will invest at least 80% of its assets (net assets plus any borrowings for investment purposes) in municipal bonds, whose interest is, in the opinion of bond counsel for the issuers at the time of issuance, exempt from federal and Utah income taxes.

Additional Information Regarding Fundamental Investment Restrictions

Below is additional information regarding the Funds’ fundamental investment restrictions and the current meaning of phrases similar to “to the extent permitted under the 1940 Act” as set forth in the restrictions, if applicable. This phrase may be informed by, among other things, guidance and interpretations of the SEC or its staff or exemptive relief from the SEC and, as such, may change from time to time. This information is in addition to, rather than part of, the fundamental investment restrictions themselves.

•

Borrowing. In the event that a Fund’s “asset coverage” (as defined in the 1940 Act) at any time falls below 300%, the Fund, within three days thereafter (not including Sundays and holidays) or such longer period as the SEC may prescribe by rules and regulations, will reduce the amount of its borrowings to the extent required so that the asset coverage of such borrowings will be at least 300%.

•

Concentration. Although the 1940 Act does not define what constitutes “concentration” in an industry or group of industries, the SEC and its staff take the position that any fund that invests more than 25% of the value of its assets in a particular industry or group of industries (other than securities issued or guaranteed by the U.S. government, its agencies or instrumentalities) is deemed to be “concentrated” in that industry or group of industries.

For the purposes of the Funds’ fundamental investment restriction relating to concentration, each Fund may use the industry classifications provided by Bloomberg, L.P., the MSCI/Standard & Poor’s Global Industry Classification Standard (“GICS”) or any other reasonable industry classification system. Wholly-owned finance companies will be considered to be in the industries of their parents (or affiliated entity) if their activities are primarily related to financing the activities of the parents (or affiliated entity). Due to their varied economic characteristics, issuers within the financial services industry will be classified at the sub-group level. Utilities will be divided according to their services, for example, gas, gas transmission, electric and gas, electric and telephone will each be considered a separate industry. Securities issued by foreign governmental entities (including foreign agencies, foreign municipalities and foreign instrumentalities) will be classified by country. For purposes of classifying such securities, each foreign country will be deemed a separate industry. Also, for purposes of industry concentration, tax-exempt securities issued by states, municipalities and their political subdivisions are not considered to be part of any industry, unless their payments of interest and/or principal are dependent upon revenues derived from projects, rather than the general obligations of the municipal issuer (such as private activity and revenue bonds or municipal securities backed principally from the assets or revenues of non-governmental users).

For the purposes of the MainStay MacKay Short Term Municipal Fund’s and MainStay MacKay Strategic Municipal Allocation Fund’s industry concentration policy, the Manager or Subadvisor may analyze the characteristics of a particular issuer and instrument and may assign an industry classification consistent with those characteristics. The Manager and the Subadvisor may, but need not, consider industry classifications provided by third parties or the staff of the SEC.

•

Real Estate. A Fund may acquire real estate as a result of ownership of securities or other instruments and a Fund may invest in securities or other instruments backed by real estate or securities of companies engaged in the real estate business or real estate investment trusts.

•

Commodities. Under the federal securities and commodities laws, certain financial instruments such as futures contracts and options thereon, including currency futures, stock index futures or interest rate futures, and certain swaps, including currency swaps, interest rate swaps, swaps on broad-based securities indices and certain credit default swaps, may, under certain circumstances, also be considered to be commodities. Nevertheless, the 1940 Act does not prohibit investments in physical commodities or contracts related to physical commodities.

•

Loans. Although the 1940 Act does not prohibit a fund from making loans, SEC staff interpretations currently prohibit funds from lending more than one-third of their total assets, except through the purchase of debt obligations or the use of repurchase agreements.

•

Senior Securities. Under the 1940 Act and regulations thereunder, a Fund may trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to a “limited derivatives users” exception which imposes a limit on notional derivatives exposure or subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. When a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating a Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund satisfies the limited derivatives users exception, but for a Fund subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. A money market fund may enter into reverse repurchase agreements with banks and needs to aggregate the amount of indebtedness associated with its reverse repurchase agreements with the aggregate amount of any other senior securities representing indebtedness (e.g., borrowings, if applicable) when calculating the fund’s asset coverage ratio.

•

Diversification. Under the 1940 Act and the rules, regulations and interpretations thereunder, a “diversified company,” as to 75% of its total assets, may not purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. government or its agencies, or instrumentalities or securities of other investment companies) if, as a result, more than 5% of its total assets would be invested in the securities of such issuer, or more than 10% of the issuer’s voting securities would be held by the Fund. Pursuant to Rule 2a-7, a money market fund that satisfies the applicable diversification requirements of Rule 2a-7 shall be deemed to have satisfied the diversification requirements of Section 5(b)(1) of the 1940 Act and the rules adopted thereunder.

•

80% Policy. In accordance with SEC staff guidance, the MainStay MacKay Strategic Municipal Allocation Fund will not count investments that are subject to the federal alternative minimum tax towards its 80% investment policy. Accordingly, the MainStay MacKay Strategic Municipal Allocation Fund, under normal circumstances, will invest at least 80% of the value of its net assets, plus any borrowings for investment purposes, in investments, the income from which is exempt from federal income tax and federal alternative minimum tax.

NON-FUNDAMENTAL INVESTMENT RESTRICTIONS - GENERAL

In addition to each Fund’s fundamental investment restrictions, the Trustees have adopted certain policies and restrictions, set forth below, that are observed in the conduct of the affairs of the Funds. These represent the intentions of the Trustees based upon current circumstances. They differ from fundamental investment policies in that the following non-fundamental investment restrictions may be changed or amended by action of the Trustees at any time without requiring prior notice to or approval of shareholders, unless set forth below.

Unless otherwise indicated, all percentage limitations apply to each Fund on an individual basis, and apply only at the time a transaction is entered into. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in a Fund’s assets will not be considered a violation.

Non-Fundamental Investment Policies Related to Fund Names

Certain of the Funds have names that suggest that a Fund will focus on a type of investment, within the meaning of Rule 35d-1 under the 1940 Act. Except for the MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund, the MainStay Group of Funds has adopted a non-fundamental policy for each of these Funds to invest, under normal circumstances, at least 80% of the value of its assets (net assets plus the amount of any borrowing for investment purposes) in the particular type of investments suggested by its name. Furthermore, with respect to each of these Funds, the MainStay Group of Funds has adopted a policy to provide a Fund’s shareholders with at least 60 days’ prior notice of any change in the policy of a Fund to invest at least 80% of its assets in the manner described below.

The affected Funds and their corresponding 80% policies are as set forth in the table below:

FUND	NON-FUNDAMENTAL INVESTMENT POLICY
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowing for investment purposes) in fixed-income securities of issuers in emerging markets.
MainStay MacKay Convertible Fund	To invest, under normal circumstances, at least 80% of its assets in convertible securities.
MainStay MacKay High Yield Corporate Bond Fund	To invest, under normal circumstances, at least 80% of its assets in high-yield corporate debt securities.
MainStay MacKay Strategic Bond Fund	To invest, under normal conditions, at least 80% of its assets in a diversified portfolio of debt or debt-related securities.
MainStay MacKay U.S. Infrastructure Bond Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in an actively managed, diversified portfolio of U.S. infrastructure-related debt securities and/or securities intended primarily to finance infrastructure-related activities.
MainStay Winslow Large Cap Growth Fund	To invest, under normal circumstances, at least 80% of its net assets plus borrowings, in large capitalization companies.
MAINSTAY FUNDS TRUST
MainStay Candriam Emerging Markets Equity Fund	To invest, under normal circumstances, at least 80% of its net assets, plus any borrowings for investment purposes, in equity securities or equity-related securities issued by entities in, or tied economically to, emerging markets.
MainStay CBRE Global Infrastructure Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in securities issued by infrastructure companies.
MainStay CBRE Real Estate Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus borrowings for investment purposes) in common and preferred stocks of U.S. real estate investment trusts (“REITs”) and other real estate companies.
MainStay Conservative ETF Allocation Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds.
MainStay Cushing MLP Premier Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in a portfolio of master limited partnerships (“MLPs”) and MLP-related investments.
MainStay Epoch Global Equity Yield Fund	To invest, under normal circumstances, at least 80% of its assets in equity securities of dividend-paying companies.
MainStay Epoch U.S. Equity Yield Fund	To invest, under normal circumstances, at least 80% of its assets in equity securities of dividend-paying U.S. companies across all market capitalizations.
MainStay Equity Allocation Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in underlying equity funds.
MainStay Equity ETF Allocation Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in underlying equity exchange-traded funds.
MainStay Fiera SMID Growth Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in common stocks of small- and mid-cap companies.
MainStay Floating Rate Fund	To invest, under normal circumstances, at least 80% of its assets in a portfolio of floating rate loans and other floating rate securities.
MainStay Growth ETF Allocation Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds.

FUND	NON-FUNDAMENTAL INVESTMENT POLICY
MainStay MacKay Short Duration High Income Fund	To invest, under normal circumstances, at least 80% of its assets in high-yield debt securities.
MainStay MacKay Total Return Bond Fund	To invest, under normal circumstances, at least 80% of its assets in debt securities.
MainStay Moderate ETF Allocation Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds.
MainStay S&P 500 Index Fund	To invest, under normal circumstances, at least 80% of its net assets in stocks connoted by the S&P 500® Index.
MainStay Short Term Bond Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in debt securities.
MainStay PineStone Global Equity Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities.
MainStay PineStone International Equity Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities.
MainStay PineStone U.S. Equity Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities of U.S. companies.
MainStay WMC Small Companies Fund	To invest, under normal circumstances, at least 80% of its assets in securities of small-capitalization U.S. companies, as defined in the current prospectus of the Fund.
MainStay WMC International Research Equity Fund	To invest, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in equity securities.

The 80% investment policies for the MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, and MainStay MacKay Utah Muni Fund are fundamental and, therefore, may not be changed without shareholder approval. Please see the discussion regarding fundamental investment restrictions above and in the Funds’ Prospectuses for more information.

INVESTMENT PRACTICES, INSTRUMENTS AND RISKS COMMON TO MULTIPLE FUNDS

Subject to the limitations set forth herein and in the Prospectuses, the Manager or Subadvisor(s) to each Fund may, in its discretion, at any time, employ any of the following practices, techniques or instruments for the Funds. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible, or effective for their intended purposes in all markets and under all conditions. Certain practices, techniques or instruments may not be principal activities of the Funds but, to the extent employed, could from time to time have a material impact on the Funds’ performance.

Unless otherwise indicated above, the Funds may engage in the following investment practices or techniques, subject to the specific limits described in the Prospectuses or elsewhere in this SAI. Unless otherwise stated in the Prospectuses, investment techniques are discretionary. That means the Manager or each Subadvisor may elect to engage or not engage in the various techniques at its sole discretion. Investors should not assume that any particular discretionary investment technique or strategy will be employed at all times, or ever employed. With respect to some of the investment practices and techniques, Funds that are most likely to engage in a particular investment practice or technique are indicated in the relevant descriptions as Funds that may engage in such practices or techniques.

The loss of money is a risk of investing in the Funds. None of the Funds, neither individually nor collectively, is intended to constitute a balanced or complete investment program. The MainStay Money Market Fund seeks to maintain a stable NAV of $1.00 per share. Each Fund is subject to the risks and considerations associated with investing in mutual funds generally as well as additional risks and restrictions discussed herein.

Special Note Regarding Recent Market Events

From time to time, events in the financial sector may result in reduced liquidity in the credit, fixed-income and other financial markets and an unusually high degree of volatility in the financial markets, both domestically and internationally. Certain isolated events in a financial market may also result in systemic adverse consequences across broader segments of the financial markets (domestically, regionally or globally) in unanticipated or unforeseen ways. Such events may result from unregulated markets, systemic risk, natural market forces, bad actors or other unforeseen scenarios. In addition, events such as war, acts of terrorism, recessions, rapid inflation, the imposition of international sanctions, earthquakes, hurricanes, epidemics and pandemics and other unforeseen natural or human disasters may have broad adverse social, political and economic effects on the global economy, which could negatively impact the value of the Funds’ investments. The potential for market turbulence may have an adverse effect on the value of the Funds’ investments.

In the past, instability in the financial markets led the United States and other governments to take a number of unprecedented actions designed to support certain financial and other institutions and certain segments of the financial markets. Federal, state and foreign governments, regulatory agencies and self-regulatory organizations have taken, and could take in the future, actions that affect the regulation of the instruments in which the Funds invest, or the issuers of such instruments, in ways that are unforeseeable. Such legislation or regulation could limit the Funds’ ability to achieve their investment objectives.

Governments or their agencies may also acquire distressed assets from financial institutions and acquire ownership interests in those institutions. The implications of government ownership and disposition of these assets vary, and such ownership or disposition may have positive or negative effects on the liquidity, valuation and performance of the Funds’ portfolio holdings.

In March 2023, several financial institutions experienced a larger-than-expected decline in deposits and two banks, Silicon Valley Bank (“SVB”) and Signature Bank, were placed into receivership. Given the interconnectedness of the banking system, the Federal Reserve invoked the systemic risk exception, temporarily transferred all deposits—both insured and uninsured—and substantially all the assets of the two banks into respective bridge banks and guaranteed depositors’ full access to their funds.

This type of systemic risk event and/or resulting government actions can negatively impact the Funds, for example, through less credit being available to issuers or uncertainty regarding safety of deposits at other institutions. These risks also may adversely affect financial intermediaries, such as clearing agencies, clearing houses, banks, securities firms and exchanges, with which the Funds interact.

The energy markets have experienced significant volatility in recent periods and may continue to experience relatively high volatility for a prolonged period. In part due to geopolitical events, crude oil and natural gas prices may continue to be extremely volatile and it is not possible to predict whether or not they will stay at current levels, increase or decrease. To the extent that issuers in which the Funds invest to sustain their historical distribution levels, which in turn, may adversely affect the Funds. The Subadvisors may take measures to navigate the conditions of the energy markets, but there is no guarantee that such efforts will be effective or that the Funds’ performance will correlate with any increase in oil or gas prices. The Funds and their shareholders could therefore lose money as a result of the conditions in the energy market.

Changing interest rate environments (whether downward or upward) impact the various sectors of the economy in different ways. For example, low interest rate environments tend to be a positive factor for the equity markets, whereas high interest rate environments tend to apply downward pressure on earnings and stock prices. Likewise, during periods when interest rates are increasing (rather than stagnant in a high or low interest rate environment), the price of fixed income investments tend to fall as investors begin to seek higher yielding investments. Accordingly, a Fund is subject to heightened interest rate risk during periods of low interest rates. Accordingly, in a rising interest rate environment, the Funds may be adversely affected, especially those Funds that are more susceptible to interest rate risk (e.g., those funds that hold fixed income investments or that invest in equity securities of issuers who are adversely affected by rising interest rates).

The risks attendant to changing interest rate environments have been, and continue to be, magnified in the current economic environment. In July 2019, the Board of Governors of the Federal Reserve System (“Federal Reserve Board”) lowered the federal funds rate for the first time since 2008, and further decreased the federal funds rate in September and October of 2019 and March 2020. However, to combat rising inflation, the Federal Reserve Board reversed course and most recently increased the federal funds rate several times in 2022 and 2023.

The impact of epidemics and/or pandemics that may arise in the future are uncertain and could adversely affect the global economy, national economies, individual issuers and capital markets in unforeseeable ways and result in a substantial and extended economic downturn. In addition, public health crises caused by the epidemics and/or pandemics may exacerbate other pre-existing political, social and economic risks in certain countries.

In late February 2022, the Russian military invaded Ukraine, which amplified existing geopolitical tensions among Russia, Ukraine, Europe and many other countries including the U.S. and other members of the North Atlantic Treaty Organization (“NATO”). In response, various countries, including the U.S., the United Kingdom and members of the European Union issued broad-ranging economic sanctions against Russia, Russian companies and financial institutions, Russian individuals and others. In particular, U.S. sanctions prohibit any “new investment” in Russia which is defined to include any new purchases of Russian securities. U.S. persons also are required to freeze securities issued by certain Russian entities identified on the List of Specially Designated Nationals, which includes several large publicly traded Russian banks and other companies. Russia has issued various countermeasures that affect the ability of non-Russian persons to trade in Russian securities. Additional sanctions may be imposed in the future. Any actions by Russia made in response to such sanctions or retaliatory measures could further impair the value and liquidity of the Funds’ investments. Such sanctions (and any future sanctions) and other actions against Russia and Russia’s military action against Ukraine will adversely impact the economies of Russia and Ukraine. Certain sectors of each country’s economy were particularly affected, including but not limited to, financials, energy, metals and mining, engineering and defense and defense-related materials sectors.

Further, a number of large corporations and U.S. and foreign governmental entities announced plans to divest interests or otherwise curtail business dealings in Russia or with certain Russian businesses. These events resulted in (and will continue to result in) a loss of liquidity and value of Russian and Ukrainian securities and, in some cases, a complete inability to trade in or settle trades in transactions in certain Russian securities. Further actions are likely to be taken by the international community, including governments and private corporations, that will adversely impact the Russian economy in particular. Such actions may include boycotts, tariffs and purchasing and financing restrictions on Russia’s government, companies and certain individuals, or other unforeseeable actions.

The Russian and Ukrainian governments, economies, companies and the region will likely be further adversely impacted in unforeseeable ways. The ramifications of the hostilities and sanctions may also negatively impact other regional and global economic markets (including Europe and the U.S.), companies in other countries (particularly those that have done business with Russia) and various sectors, industries and markets for securities and commodities globally, such as oil and natural gas and precious metals. The imposition of sanctions and other similar measures could, among other things, cause downgrades in Russian securities or those of companies located in or economically tied to Russia, devaluation of Russia’s currency and increased market volatility and disruption in Russia and throughout the world. Sanctions and other measures, including banning Russia from global payments systems that facilitate cross-border payments, could also limit or prevent a Fund from buying and selling securities and significantly delay or prevent the settlement of securities transactions. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. Sanctions could also result in Russia taking counter measures or retaliatory actions which may further impair the value and liquidity of Russian securities. Moreover, disruptions caused by Russian military action or other actions (including cyberattacks and espionage) or resulting actual and threatened responses to such activity, including cyberattacks on the Russian government, Russian companies or Russian individuals, including politicians, may impact Russia’s economy and Russian issuers of securities in which a Fund invests. These and any related events could have a significant impact on a Fund’s performance and the value of an investment in the Fund.

On October 7, 2023, Hamas launched an attack on Israel from the Gaza Strip. The extent and duration of the Israel-Hamas war and any related economic and market impacts are impossible to predict but may be significant, and may negatively impact Israel’s economy and issuers of securities in which a Fund invests.

Merger, Reorganization or Liquidation of a Fund

The Board may determine to merge or reorganize a Fund or a class of shares, or to close and liquidate a Fund at any time, which may have adverse consequences for shareholders. In the event of the liquidation of a Fund, shareholders will receive a liquidating distribution equal to their proportionate interest in the Fund. A liquidating distribution may be a taxable event to shareholders, resulting in a gain or loss for tax purposes, depending upon a shareholder’s basis in his or her shares of the Fund. In the event of a liquidation of the Fund, a shareholder of the Fund will not be entitled to any refund or reimbursement of expenses borne, directly or indirectly, by the shareholder (such as sales loads, account fees or fund expenses), and a shareholder may receive an amount in liquidation less than the shareholder’s original investment.

Cyber Security and Disruptions in Operations

With the increasing use of the Internet and technology, including cloud-based technology, in connection with the Funds’ operations, the Funds may be more susceptible to greater operational and information security risks resulting from breaches in cyber security. Cyber incidents can result from unintentional events (such as an inadvertent release of confidential information) or deliberate attacks by insiders or third parties, including cyber criminals, competitors, nation-states and “hacktivists,” and can be perpetrated by a variety of complex means, including the use of stolen access credentials, malware or other computer viruses, ransomware, phishing, structured query language injection attacks and distributed denial of service attacks, among other means. Cyber incidents may result in actual or potential adverse consequences for critical information and communications technology, or systems and networks that are vital to the Funds’ or their service providers’ operations, or otherwise impair Fund or service provider operations. For example, a cyber incident may cause operational disruptions and failures impacting information systems or information that a system processes, stores or transmits, such as by theft, damage or destruction or corruption or modification of or denial of access to data maintained online or digitally, denial of service on websites rendering the websites unavailable to intended users or not accessible for such users in a timely manner and the unauthorized release or other exploitation of confidential information (i.e., identity theft or other privacy breaches). In addition, a cyber security breach may cause disruptions and impact the Funds’ business operations, which could potentially result in financial losses, inability to determine a Fund’s NAV including over an extended period, impediments to trading, the inability of shareholders to transact business, violation of privacy and other applicable law, regulatory penalties and/or fines, compliance and other costs. The Funds and their shareholders could be negatively impacted as a result. Further, substantial costs may be incurred in order to prevent future cyber incidents.

In addition, because the Funds work closely with third-party service providers (e.g., custodians), cyber security breaches at such third-party service providers or trading counterparties may subject a Fund’s shareholders to the same risks associated with direct cyber security breaches. Further, cyber security breaches at an issuer of securities in which the Funds invest may similarly negatively impact a Fund’s shareholders because of a decrease in the value of these securities. These incidents could result in adverse consequences for such issuers, and may cause a Fund’s investment in such securities to lose value. For example, a cyber incident involving an issuer may include the theft, destruction or misappropriation of financial assets, intellectual property or other sensitive information belonging to the issuer or their customers (i.e., identity theft or other privacy breaches). As a result, the issuer may experience the types of adverse consequences summarized above, among others (such as loss of revenue), despite having implemented preventative and other measures reasonably designed to protect from and/or defend against the risks or adverse effects associated with cyber incidents.

The use of cloud-based service providers could heighten or change these risks. In addition, work-from-home arrangements by the Funds, the Manager or their service providers could increase all of the above risks, create additional data and information accessibility concerns, and make the Funds, the Manager or their service providers susceptible to operational disruptions, any of which could adversely impact their operations.

While the Funds have established risk management systems and business continuity policies designed to reduce the risks associated with cyber security breaches and other operational disruptions, there can be no assurances that such measures will be successful particularly since the Funds do not control the cyber security and operational systems of issuers or third-party service providers, and certain security breaches may not be detected. The Funds and their service providers, as well as exchanges and market participants through or with which the Funds trade and other infrastructures on which the Funds or their service providers rely, are also subject to the risks associated with technological and operational disruptions or failures arising from, for example, processing errors and human errors, inadequate or failed internal or external processes, failures in systems and technology, errors in algorithms used with respect to the Funds, changes in personnel and errors caused by third parties or trading counterparties. In addition, there are inherent limitations to these plans and systems, and certain risks may not yet be identified and new risks may emerge in the future. The Funds and their respective shareholders could be negatively impacted as a result of any security breaches or operational disruptions and may bear certain costs tied to such events.

Arbitrage

A Fund may sell a security that it owns in one market and simultaneously purchase the same security in another market, or it may buy a security in one market and simultaneously sell it in another market, in order to take advantage of differences in the price of the security in the different markets. The Funds do not actively engage in arbitrage. Such transactions are generally entered into with respect to debt securities and occur in a dealer’s market where the buying and selling dealers involved confirm their prices to a Fund at the time of the transaction, thus eliminating any risk to the assets of the Fund. Such transactions, which involve costs to a Fund, may be limited by the policy of each Fund to qualify as a “regulated investment company” under the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”).

Bank Obligations

A Fund may invest in certificates of deposit (“CDs”), time deposits, bankers’ acceptances and other short-term debt obligations issued by commercial banks or savings and loan institutions (“S&Ls”). CDs are certificates evidencing the obligation of a bank or S&L to repay funds deposited with it for a specified period of time at a specified rate of return. If a CD is non-negotiable, it may be classified as an illiquid investment.

Time deposits in banking institutions are generally similar to CDs, but are uncertificated. Bank time deposits are monies kept on deposit with U.S. or foreign banks (and their subsidiaries and branches) or U.S. S&Ls for a stated period of time at a fixed rate of interest. There may be penalties for the early withdrawal of such time deposits, in which case the yields of these investments will be reduced. Time deposits maturing in more than seven days and/or subject to withdrawal penalties may be classified as an illiquid investment.

Fixed time deposits are bank obligations payable at a stated maturity date and bearing interest at a fixed rate. Fixed time deposits may be withdrawn on demand by the investor, but may be subject to early withdrawal penalties that vary depending upon market conditions and the remaining maturity of the obligation. These instruments reflect the obligation both of the bank and of the drawer to pay the full amount of the instrument upon maturity. There are no contractual restrictions on the right to transfer a beneficial interest in a fixed time deposit to a third party, although there generally is no market for such deposits.

Bankers’ acceptances are credit instruments evidencing the obligation of a bank or S&L to pay a draft drawn on it by a customer, usually in connection with international commercial transactions. Bankers’ acceptances are short-term credit instruments used to finance commercial transactions. Generally, an acceptance is a time draft drawn on a bank by an exporter or an importer to obtain a stated amount of funds to pay for specific merchandise. The draft is then “accepted” by a bank that, in effect, unconditionally guarantees to pay the face value of the instrument on its maturity date. The acceptance may then be held by the accepting bank as an asset or it may be sold in the secondary market at the going rate of interest for a specific maturity.

As a result of governmental regulations, U.S. branches of foreign banks and of U.S. banks, among other things, generally are required to maintain specified levels of capital, and are subject to other supervision and prudential regulation designed to promote financial safety and soundness. U.S. S&Ls are supervised and subject to examination by the Office of the Comptroller of the Currency. Deposits held at U.S. banks and U.S. S&Ls are insured up to the insurance limit (currently $250,000 per person per bank) by the Deposit Insurance Fund, which is administered by the FDIC and backed by the full faith and credit of the U.S. government. To the extent a Fund has money deposited at a bank, any amounts over $250,000 will not be insured.

Obligations of foreign banks involve somewhat different investment risks than those affecting obligations of U.S. banks, including: (i) an increased possibility that their liquidity could be impaired because of future political and economic developments; (ii) their obligations may be less marketable than comparable obligations of U.S. banks; (iii) a foreign jurisdiction might impose withholding taxes on interest income payable on those obligations; (iv) foreign deposits may be seized or nationalized; (v) foreign governmental restrictions, such as exchange controls, may be adopted which might adversely affect the payment of principal and interest on those obligations; and (vi) the selection of those obligations may be more difficult because there may be less publicly available information concerning foreign banks or the accounting, auditing, and financial reporting standards, practices and requirements applicable to foreign banks may differ from those applicable to U.S. banks. Foreign banks are not generally subject to examination by any U.S. government agency or instrumentality to the extent they do not have any U.S. banking operations.

See “Cash Equivalents” for more information.

Borrowing

Each Fund may borrow money to the extent permitted under the 1940 Act, or otherwise limited herein, as such may be interpreted or modified by regulatory authorities having jurisdiction, from time to time. This borrowing may be unsecured. The 1940 Act precludes a fund from borrowing if, as a result of such borrowing, the total amount of all money borrowed by a fund exceeds 33 1/3% of the value of its total assets (that is, total assets including borrowings, less liabilities exclusive of borrowings) at the time of such borrowings. This means that the 1940 Act requires a fund to maintain continuous asset coverage of 300% of the amount borrowed. If the 300% asset coverage should decline as a result of market fluctuations or other reasons, a Fund may be required to sell some of its portfolio holdings within three days to reduce the debt and restore the 300% asset coverage, or for other reasons to cover a borrowing transaction, even though it may be disadvantageous from an investment standpoint to sell securities at that time, and could cause the Fund to be unable to meet certain requirements for qualification as a regulated investment company under the Internal Revenue Code.

Borrowing tends to exaggerate the effect on a Fund’s NAV per share of any changes in the market value of a Fund’s portfolio securities. Money borrowed will be subject to interest costs, which may or may not be recovered by earnings on the securities purchased. A Fund also may be required to maintain minimum average balances in connection with a borrowing or to pay a commitment or other fee to maintain a line of credit. Either of these requirements would increase the cost of borrowing over the stated interest rate.

Cash Equivalents

To the extent permitted by its investment objective and policies, each Fund may invest in cash equivalents. Cash equivalents include U.S. government securities, CDs, bank time deposits, bankers’ acceptances, repurchase agreements and commercial paper, each of which is discussed in more detail herein. Cash equivalents may include short-term fixed-income securities issued by private and governmental institutions. Repurchase agreements may be considered cash equivalents if the collateral pledged is an obligation of the U.S. government, its agencies or instrumentalities.

Closed-End Funds

The Funds may invest in shares of closed-end funds. Closed-end funds are investment companies that generally do not continuously offer their shares for sale. Rather, closed-end funds typically trade on a secondary market, such as the New York Stock Exchange or the NASDAQ Stock Market, Inc. Closed-end funds are subject to management risk because the adviser to the closed-end fund may be unsuccessful in meeting the fund’s investment objective. Moreover, investments in a closed-end fund generally reflect the risks of the closed-end fund’s underlying portfolio securities. Closed-end funds may also trade at a discount or premium to their NAV and may trade at a larger discount or smaller premium subsequent to purchase by a Fund. Closed-end funds may trade infrequently and with small volume, which may make it difficult for a Fund to buy and sell shares. Closed-end funds are subject to management fees and other expenses that may increase their cost versus the costs of owning the underlying securities. Since closed-end funds trade on exchanges, a Fund may also incur brokerage expenses and commissions when it buys or sells closed-end fund shares.

Collateralized Debt Obligations

The Funds may invest in collateralized debt obligations (“CDOs”), collateralized bond obligations (“CBOs”), collateralized loan obligations (“CLOs”) and other similarly structured vehicles. CBOs, CLOs, CDOs and similarly structured vehicles are types of asset-backed securities. In a CBO transaction, a special purpose entity (“SPE”) issues securities backed by a diversified pool of high risk, below investment grade fixed-income securities. The collateral can be from many different types of fixed-income securities, such as high yield debt, residential privately issued mortgage-related securities, commercial privately issued mortgage-related securities, trust preferred securities and emerging market debt. In a CLO transaction, an SPE issues securities collateralized by a pool of commercial loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. In a CDO transaction, an SPE issues securities backed by other types of assets, including synthetic instruments that provide exposure to other asset-backed securities representing obligations of various parties. CBOs, CLOs, CDOs and similarly structured vehicles typically charge management fees and administrative expenses.

For CBOs, CLOs, CDOs and similarly structured vehicles the cash flows received by the SPE are allocated among multiple classes of debt, called tranches, varying in seniority, risk level and potential yield. The most subordinated tranche (often referred to as the “equity” tranche) has the highest level of risk, as defaults on the underlying assets held by the SPE are borne first by the most subordinated tranche, thus providing the more senior tranches a cushion from losses. However, despite the cushion from the equity and other more junior tranches, senior tranches can experience substantial losses due to defaults or other losses on the assets which exceed those of the more junior tranches. Additionally, the market value of CBO, CLO and CDO securities can decrease due to such defaults on the underlying assets of such CBO, CDO or CDO, as well as market anticipation of defaults or aversion to CBO, CLO or CDO securities as a class.

The risks of an investment in a CBO, CLO, CDO or similarly structured vehicle depend largely on the type of the underlying collateral and the class of the issuer in which a Fund invests. Normally, CBOs, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CBOs, CLOs, CDOs and similarly structured vehicles may be classified as illiquid investments. Notwithstanding such classification, an active dealer market may exist for CBOs, CLOs, CDOs and similarly structured vehicles allowing them to qualify for Rule 144A transactions. In addition to the normal risks associated with debt or fixed-income securities discussed elsewhere in this SAI and the Funds’ Prospectuses (e.g., interest rate, credit, liquidity, prepayment and default risk), CBOs, CLOs, CDOs and similarly structured vehicles carry additional risks including, but not limited to: (i) the possibility that distributions from the collateral will not be adequate to make interest or other payments owed by the SPE to the holders of its securities; (ii) the underlying assets may experience defaults; (iii) the value or quality of the underlying assets may decline, and the SPE may sell such assets at a loss; (iv) the SPE itself may experience an event of default, which could result in an acceleration of its debt and a liquidation of its assets at a loss; (v) a Fund may invest in CBO, CLO or CDO tranches that are subordinate to other tranches; and (vi) the complex structure of the CBO, CLO or CDO may not be fully understood at the time of investment and may produce disputes with the parties involved in the transaction and/or unexpected investment results.

In addition, these risks may be magnified depending on the tranche of CBO, CLO or CDO securities in which a Fund invests. For example, investments in a junior tranche of CLO securities will likely be more sensitive to loan defaults or credit impairment than investments in more senior tranches. In addition, interest on certain tranches of a CBO, CLO or CDO may be paid in-kind (meaning that unpaid interest is effectively added to principal), which involves continued exposure to default risk with respect to such payments. Certain CBO, CLO and CDO securities may receive credit enhancement in the form of a senior-subordinate structure or over-collateralization, but such enhancement may not always be present and may fail to protect the Funds against the risk of loss due to defaults on the collateral.

CDOs are subject to additional risks because they are backed primarily by pools of assets other than loans including securities (such as other asset-backed securities), synthetic instruments or bonds, and may be highly leveraged. Like CLOs, losses incurred by CDOs are borne first by holders of subordinate tranches. Accordingly, the risks associated with CDO investments depend largely on the type of underlying collateral and the tranche of CDOs in which the Fund invests. Additionally, CDOs that obtain their exposure through synthetic investments entail the risks associated with derivative instruments.

Combined Transactions

Combined transactions involve entering into multiple derivatives transactions (such as multiple options transactions, including purchasing and writing options in combination with each other; multiple futures transactions; and combinations of options, futures, forward and swap transactions) instead of a single derivatives transaction in order to customize the risk and return characteristics of the overall position. Combined transactions typically contain elements of risk that are present in each of the component transactions. A Fund may enter into a combined transaction instead of a single derivatives transaction when, in the opinion of the Manager or a Subadvisor, it is in the best interest of the Fund to do so. Because combined transactions involve multiple transactions, they may result in higher transaction costs and may be more difficult to close out.

Commercial Paper

A Fund may invest in, among other things, commercial paper if it is rated at the time of investment in the highest ratings category by a nationally recognized statistical ratings organization (“NRSRO”), such as Prime-1 or A-1, or if not rated by an NRSRO, if the Fund’s Manager or Subadvisor determines that the commercial paper is of comparable quality.

In addition, unless otherwise stated in the applicable Prospectus or this SAI, each Fund (with the exception of the MainStay Money Market Fund) may invest up to 5% of its total assets in commercial paper if, when purchased, it is rated in the second highest ratings category by an NRSRO, or, if unrated, the Fund’s Manager or Subadvisor determines that the commercial paper is of comparable quality. See “Money Market Investments” for more information.

Generally, commercial paper represents short-term (typically, nine months or less) unsecured promissory notes issued (in bearer form) by banks or bank holding companies, corporations and finance companies. A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to rating agencies by the issuer or obtained from other sources the rating agencies consider reliable. The rating agencies do not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended or withdrawn as a result of changes in or unavailability of such information. See “Cash Equivalents” for more information.

Commodities and Commodity-Linked Derivatives

Commodity-linked or index-linked notes are derivative debt instruments with principal and/or coupon payments linked to the value of commodities, commodity futures contracts or the performance of commodity indices. These notes are sometimes referred to as “structured notes” because the terms of these notes may be structured by the issuer and the purchaser of the note. Structured notes may be illiquid and are often leveraged, increasing the volatility of each note’s market value relative to changes in the underlying commodity, commodity futures contract or commodity index.

Commodities include precious metals (such as gold, silver, platinum and palladium in the form of bullion and coins), industrial metals, gas and other energy products and natural resources. The value of a commodity-linked derivative investment generally is based upon the price movements of a physical commodity (such as energy, mineral or agricultural products), a commodity futures contract or commodity index or other economic variable based upon changes in the value of commodities or the commodities markets or by changes in overall market movements, commodity index volatility, changes in interest rates or factors affecting a particular industry. The value of these securities will rise or fall in response to changes in the underlying commodity or related index investment.

Exposure to the commodities markets may subject a Fund to greater volatility than investments in traditional securities. The commodities markets may fluctuate widely based on a variety of factors such as changes in overall market movements, political and economic events and policies, including environmental policies and regulation, war, acts of terrorism and changes in interest rates or inflation rates. Prices of various commodities may also be affected by factors such as drought, floods, weather, embargoes, disease, pandemics, tariffs and other regulatory developments. Certain commodities are also subject to limited pricing flexibility because of supply and demand factors. Others are subject to broad price fluctuations as a result of the volatility of the prices for certain raw materials and the instability of supplies of other materials. Certain commodities may be produced in a limited number of countries and may be controlled by a small number of producers. As a result, political, economic and supply related events in such countries could have a disproportionate impact on the prices of such commodities.

There are several additional risks associated with commodity futures contracts. In the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while a Fund is invested in futures contracts on that commodity, the value of the futures contract may change proportionately.

In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow. In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price.

Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for a Fund.

Convertible Securities

A Fund may invest in securities convertible into common stock or the cash value of a single equity security or a basket or index of equity securities. Such investments may be made, for example, if the Manager or a Subadvisor believes that a company’s convertible securities are undervalued in the market. Convertible securities eligible for inclusion in the Funds’ portfolios include convertible bonds, convertible preferred stocks, warrants or notes or other instruments that may be exchanged for cash payable in an amount that is linked to the value of a particular security, basket of securities, index or indices of securities or currencies.

Convertible debt securities, until converted, have the same general characteristics as other fixed-income securities insofar as they generally provide a stable stream of income with generally higher yields than those of equity securities of the same or similar issuers. By permitting the holder to exchange the investment for common stock or the cash value of a security or a basket or index of securities, convertible securities may also enable the investor to benefit from increases in the market price of the underlying securities. Therefore, convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

As with all fixed-income securities, the market value of convertible debt securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The unique feature of the convertible security is that as the market price of the underlying common stock declines, a convertible security tends to trade increasingly on a yield basis, and so may not experience market value declines to the same extent as the underlying common stock. When the market price of the underlying common stock increases, the price of a convertible security increasingly reflects the value of the underlying common stock and may rise accordingly. While no securities investment is without some risk, investments in convertible securities generally entail less risk than investments in the common stock of the same issuer. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer’s capital structure.

Holders of fixed-income securities (including convertible securities) have a claim on the assets of the issuer prior to the holders of common stock in case of liquidation. However, convertible securities are typically subordinated to similar non-convertible securities of the same issuer. Accordingly, convertible securities have unique investment characteristics because: (1) they have relatively high yields as compared to common stocks; (2) they have defensive characteristics since they provide a fixed return even if the market price of the underlying common stock declines; and (3) they provide the potential for capital appreciation if the market price of the underlying common stock increases.

A convertible security may be subject to redemption at the option of the issuer at a price established in the charter provision or indenture pursuant to which the convertible security is issued. If a convertible security held by a Fund is called for redemption, the Fund will be required to surrender the security for redemption, convert it into the underlying common stock or cash or sell it to a third party.

A Fund may invest in “synthetic” convertible securities. A synthetic convertible security is a derivative position composed of two or more securities whose investment characteristics, taken together, resemble those of traditional convertible securities. Synthetic convertibles are typically offered by financial institutions or investment banks in private placement transactions and are typically sold back to the offering institution. Unlike traditional convertible securities whose conversion values are based on the common stock of the issuer of the convertible security, “synthetic” and “exchangeable” convertible securities are preferred stocks or debt obligations of an issuer which are structured with an embedded equity component whose conversion value is based on the value of the common stocks of two or more different issuers or a particular benchmark (which may include indices, baskets of domestic stocks, commodities, a foreign issuer or basket of foreign stocks or a company whose stock is not yet publicly traded). The value of a synthetic convertible is the sum of the values of its preferred stock or debt obligation component and its convertible component. Therefore, the values of a synthetic convertible and a true convertible security may respond differently to market fluctuations. In addition, a Fund purchasing a synthetic convertible security may have counterparty (including credit) risk with respect to the financial institution or investment bank that offers the instrument. Purchasing a synthetic convertible security may provide greater flexibility than purchasing a traditional convertible security. Synthetic convertible securities are considered convertible securities for compliance testing purposes.

Contingent Convertible Securities

The MainStay MacKay Convertible Fund may invest in a type of convertible securities referred to as contingent convertible securities (“CoCos”), which are a form of hybrid debt security typically issued as subordinated debt instruments (i.e., the rights and claims of holders of CoCos will generally rank junior to the claims of holders of the issuer’s other debt instruments). Unlike traditional convertible securities, the conversion of a CoCo is contingent and occurs based on specified triggering events.

CoCos are usually issued by non-U.S. banks and are subject to risks in addition to those of convertible securities because, among other things, CoCos may be automatically converted to equity (such as common stock) or have their principal written down upon the occurrence of certain triggering events. These triggering events are usually linked to regulatory capital or other financial thresholds or regulatory actions calling into question the issuer’s continued viability as a going concern, such as an issuer’s capital falling below a specified level, an increase in an issuer’s risk weighted assets or the issuer’s share price falling below a particular level for a set period of time. If the issuer triggers the CoCo’s conversion mechanism, the Fund may lose all or part of the principal amount invested on a permanent or temporary basis or the CoCo may be converted to equity or other security ranking junior to the corresponding CoCo, which may occur at a predetermined share price. CoCos’ unique equity conversion and principal write-down features are tailored to the issuer and its regulatory requirements and are set forth in the applicable documentation governing the CoCos.

CoCos often have no stated maturity and often have fully discretionary coupons. This means coupons can potentially be suspended or cancelled at the issuer’s discretion or at the request of the relevant regulatory authority in order to help the bank absorb losses. In light of the uncertainty with respect to investments in CoCos, their value is subject to heightened volatility and may decrease quickly in the event that coupon payments are suspended or otherwise adversely affected.

CoCos are typically issued in the form of subordinated debt instruments to provide the appropriate regulatory capital treatment prior to a conversion. Accordingly, in the event of liquidation, dissolution or winding-up of an issuer prior to a conversion having occurred, the rights and claims of the holders of the CoCos against the issuer in respect of or arising under the terms of the CoCos would generally rank junior to the claims of holders of unsubordinated obligations of the issuer. In addition, if the CoCos are converted into the issuer’s underlying equity securities following a conversion event, each holder of the CoCos will be further subordinated as a result of the conversion from being the holder of a debt instrument to being the holder of an equity instrument. Holders of CoCos may be limited in their ability to institute claims against issuers.

The value of CoCos may fluctuate based on unpredictable factors and will be influenced by many factors, including, without limitation: (i) the creditworthiness of the issuer and/or fluctuations in such issuer’s applicable capital ratios; (ii)

supply and demand for the CoCos; (iii) general market conditions and available liquidity; and (iv) economic, financial and political events that affect the issuer, its particular market or the financial markets in general.

Covenant-Lite Obligations

A Fund may invest in or be exposed to floating rate loans and other similar debt obligations that are sometimes referred to as “covenant-lite” loans or obligations (“covenant-lite obligations”), which are loans or other similar debt obligations that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants and other financial protections for lenders and investors. A Fund may obtain exposure to covenant-lite obligations through investment in securitization vehicles and other structured products. In current market conditions, many new, restructured or reissued loans and similar debt obligations do not feature traditional financial maintenance covenants, which are intended to protect lenders and investors by imposing certain restrictions and other limitations on a borrower’s operations or assets and by providing certain information and consent rights to lenders. Covenant-lite obligations allow borrowers to exercise more flexibility with respect to certain activities that may otherwise be limited or prohibited under similar loan obligations that are not covenant-lite. In an investment with a traditional financial maintenance covenant, the borrower is required to meet certain regular, specific financial tests over the term of the investment; in a covenant-lite obligation, the borrower would only be required to satisfy certain financial tests at the time it proposes to take a specific action or engage in a specific transaction (e.g., issuing additional debt, paying a dividend or making an acquisition) or at a time when another financial criteria has been met (e.g., reduced availability under a revolving credit facility or asset value falling below a certain percentage of outstanding debt obligations). In addition, in a loan with traditional covenants, the borrower is required to provide certain periodic financial reporting that typically includes a detailed calculation of certain financial metrics; in a covenant-lite obligation, certain detailed financial information is only required to be provided when a financial metric is required to be calculated, which may result in more limited access to financial information, difficulty evaluating the borrower’s financial performance over time and delays in exercising rights and remedies in the event of a significant financial decline. In addition, in the event of default, covenant-lite obligations may exhibit diminished recovery values as the lender may not have the opportunity to negotiate with the borrower or take other measures intended to mitigate losses prior to default. Accordingly, a Fund may have fewer rights with respect to covenant-lite obligations, including fewer protections against the possibility of default and fewer remedies and may experience losses or delays in enforcing its rights on covenant-lite obligations. As a result, investments in or exposure to covenant-lite obligations are generally subject to more risk than investments that contain traditional financial maintenance covenants and financial reporting requirements.

Credit and Liquidity Enhancements

Issuers may employ various forms of credit and liquidity enhancements, including letters of credit, guarantees, puts and demand features, and insurance provided by domestic or foreign entities such as banks and other financial institutions. The Manager or Subadvisor may rely on its evaluation of the credit of the liquidity or credit enhancement provider in determining whether to purchase or sell a security supported by such enhancement in a manner consistent with Rule 2a-7 under the 1940 Act for purposes of MainStay Money Market Fund. In evaluating the credit of a foreign bank or other foreign entities, the Manager or Subadvisor will consider whether adequate public information about the entity is available and whether the entity may be subject to unfavorable political or economic developments, currency controls, or other government restrictions that might affect its ability to honor its commitment. Changes in the credit quality of the entity providing the enhancement could affect the value of the security or a Fund’s share price.

Debt Securities

Debt securities may have fixed, variable or floating (including inverse floating) rates of interest. To the extent that a Fund invests in debt securities, it will be subject to certain risks. The value of the debt securities held by a Fund generally will fluctuate depending on a number of factors, including, among others, changes in the perceived creditworthiness of the issuers of those securities, movements in interest rates, the maturities of a Fund’s investments and changes in values of the currencies in which a Fund’s investments are denominated relative to the U.S. dollar. Generally, a rise in interest rates will reduce the value of fixed-income securities held by a Fund and a decline in interest rates will increase the value of fixed-income securities held by a Fund. Longer term debt securities generally pay higher interest rates than do shorter term debt securities but also may experience greater price volatility as interest rates change.

A Fund’s investments in U.S. dollar-or foreign currency-denominated corporate debt securities of domestic or foreign issuers are limited to corporate debt securities (corporate bonds, debentures, notes and other similar corporate debt instruments) which meet the credit quality and maturity criteria set forth for the particular Fund. The rate of return or return of principal on some debt obligations may be linked to indices or stock prices or indexed to the level of exchange rates between the U.S. dollar and foreign currency or currencies. Differing yields on corporate fixed-income securities of the same maturity are a function of several factors, including the relative financial strength of the issuers. Higher yields are generally available from securities in the lower rating categories.

Corporate debt securities may bear fixed, contingent or variable rates of interest and may involve equity features, such as conversion or exchange rights or warrants for the acquisition of stock of the same or a different issuer, participations based on revenues, sales or profits or the purchase of common stock in a unit transaction (where corporate debt securities and common stock are offered as a unit).

Since shares of the Funds represent an investment in securities with fluctuating market prices, the value of shares of each Fund will vary as the aggregate value of the Fund’s portfolio securities increases or decreases. The value of lower-rated debt securities that a Fund purchases may fluctuate more than the value of higher-rated debt securities, thus potentially increasing the volatility of a Fund’s NAV per share. Lower-rated debt securities generally carry greater risk that the issuer will default or be delinquent on the payment of interest and principal. Lower-rated fixed-income securities generally tend to reflect short-term corporate and market developments to a greater extent than higher-rated securities that react primarily to fluctuations in the general level of interest rates. Changes in the value of securities subsequent to their acquisition will not affect cash income or yields to maturity to the Funds but will be reflected in the NAV of the Funds’ shares.

When and if available, debt securities may be purchased at a discount from face value. From time to time, each Fund may purchase securities not paying interest or dividends at the time acquired if, in the opinion of the Manager or Subadvisor, such securities have the potential for future income (or capital appreciation, if any).

Investment grade securities are generally securities rated at the time of purchase Baa3 or better, or BBB- or better by an NRSRO, or comparable non-rated securities. Non-rated securities will be considered for investment by a Fund when the Manager or Subadvisor believes that the financial condition of the issuers of such obligations and the protection afforded by the terms of the obligations themselves limit the risk to the Fund to a degree comparable to that of rated securities which are consistent with the Fund’s objective and policies.

Corporate debt securities with a below investment grade rating or deemed to be comparable to such rating by the Manager or Subadvisor have speculative characteristics, and changes in economic conditions or individual corporate developments are more likely to lead to a weakened capacity to make principal and interest payments than in the case of high grade bonds. If a credit rating agency downgrades the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Fund’s shareholders.

The ratings of fixed-income securities by an NRSRO are a generally accepted barometer of credit risk. They are, however, subject to certain limitations from an investor’s standpoint. The rating of an issuer is heavily weighted by past developments and does not necessarily reflect future conditions. There is frequently a lag between the time a rating is assigned and the time it is updated. In addition, there may be varying degrees of difference in credit risk of securities in each rating category. The Manager or Subadvisor will attempt to reduce the overall portfolio credit risk through diversification and selection of portfolio securities based on considerations mentioned above.

Depositary Receipts and Registered Depositary Certificates

A Fund may invest in securities of non-U.S. issuers directly or in the form of American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”), Global Depositary Receipts (“GDRs”), International Depositary Receipts (“IDRs”), Non-Voting Depositary Receipts (“NVDRs”) or other similar securities representing ownership of securities of non-U.S. issuers held in trust by a bank, exchange or similar financial institution. These securities may not necessarily be denominated in the same currency as the securities they represent. Designed for use in U.S., European and international securities markets, as applicable, ADRs, EDRs, GDRs, IDRs and NVDRs are alternatives to the purchase of the underlying securities in their national markets and currencies, but are subject to the same risks as the non-U.S. securities to which they relate.

ADRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation. EDRs and IDRs are receipts issued in Europe typically by non-U.S. banking and trust companies that evidence ownership of either foreign or U.S. securities. GDRs are receipts issued by either a U.S. or non-U.S. banking institution evidencing ownership of the underlying non-U.S. securities. NVDRs are typically issued by an exchange or its affiliate. Generally, ADRs, in registered form, are designed for use in U.S. securities markets, and EDRs, GDRs, IDRs and NVDRs are designed for use in European and international securities markets. An ADR, EDR, GDR, IDR or NVDR may be denominated in a currency different from the currency in which the underlying foreign security is denominated.

There is no guarantee that a financial institution will continue to sponsor depositary receipts, or that the depositary receipts will continue to trade on an exchange, either of which could adversely affect the liquidity, availability and pricing of the depositary receipt. Changes in foreign currency exchange rates will affect the value of depositary receipts and, therefore, may affect the value of the Fund’s portfolio.

Derivative Instruments – General Discussion

The Funds may use derivative instruments consistent with their respective investment objectives for purposes including, but not limited to, hedging, managing risk or equitizing cash while maintaining liquidity. Derivative instruments are commonly defined to include securities or contracts whose value depends on (or “derives” from) the value of one or more other assets, such as securities, currencies or commodities. These “other assets” are commonly referred to as “underlying assets.” Please see the disclosure regarding specific types of derivative instruments, such as options, futures, swaps, forward contracts, indexed securities and structured notes elsewhere in this SAI for more information.

Hedging. The Funds may use derivative instruments to protect against possible adverse changes in the market value of securities held in, or anticipated to be held in, their respective portfolios. Derivatives may also be used by the Funds to “lock-in” realized but unrecognized gains in the value of portfolio securities. Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce the opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments.

Managing Risk. The Funds may also use derivative instruments to manage the risks of their respective assets. Risk management strategies include, but are not limited to, facilitating the sale of portfolio securities, managing the effective maturity or duration of debt obligations held, establishing a position in the derivatives markets as a substitute for buying or selling certain securities or creating or altering exposure to certain asset classes, such as equity, debt and foreign securities. The use of derivative instruments may provide a less expensive, more expedient or more specifically focused way for a Fund to invest than “traditional” securities (i.e., stocks or bonds) would.

Equitization. A Fund may also use derivative instruments to maintain exposure to the market, while maintaining liquidity to meet expected redemptions or pending investment in securities. The use of derivative instruments for this purpose may result in losses to the Fund and may not achieve the intended results. The use of derivative instruments may not provide the same type of exposure as is provided by the Fund’s other portfolio investments.

Managed Futures. A Fund may take long and short positions in futures contracts in order to gain exposure to certain global markets. Additionally, a Fund may invest in an investment vehicle that employs a managed futures strategy. The success of a managed futures strategy will depend in part on the Manager, Subadvisor or underlying investment vehicle’s manager’s ability to correctly predict price movements, and such predictions may prove incorrect. The use of a managed futures strategy may not achieve its intended results and may result in losses to a Fund.

Exchange or OTC Derivatives. Derivative instruments may be exchange-traded or traded in over-the-counter (“OTC”) transactions between private parties. Exchange-traded derivatives include standardized options, futures and swap contracts traded in an “open outcry” auction on the exchange floor or through competitive trading on an electronic trading system. Exchange-traded contracts are generally liquid. The exchange clearinghouse is the counterparty of every exchange-traded contract. Thus, each holder of an exchange-traded contract bears the credit risk of the clearinghouse (and has the benefit of its financial strength) rather than that of a particular counterparty. OTC derivatives are contracts between the holder and another party to the transaction (usually a securities dealer or a bank), but not any exchange clearinghouse. OTC transactions are subject to additional risks, such as the credit risk of the counterparty to the instrument, and are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. Currently, some, but not all, swap transactions are subject to central clearing and exchange-trading. Swap transactions that are not exchange-traded and/or centrally cleared are less liquid than centrally cleared and exchange-traded instruments. Eventually, it is expected that many swaps will be centrally cleared and exchange-traded. Although these changes are expected to decrease the counterparty risk involved in bilaterally negotiated contracts because they interpose the central clearinghouse as the counterparty to each participant’s swap, exchange-trading and clearing would not make swap transactions risk-free.

Risks and Special Considerations. The use of derivative instruments involves risks and special considerations as described below. Risks pertaining to particular derivative instruments are described in the sections relating to those instruments contained elsewhere in this SAI.

1. Leverage & Market Risk. The primary risk of derivatives is the same as the risk of the underlying assets; namely, that the value of the underlying asset may go up or down. Adverse movements in the value of an underlying asset can expose the Funds to losses. Derivative instruments may include elements of leverage and, accordingly, the fluctuation of the value of the derivative instrument in relation to the underlying asset may be magnified. The successful use of derivative instruments depends upon a variety of factors, particularly the Manager’s or Subadvisor’s ability to anticipate movements of the securities and currencies markets, which requires different skills than anticipating changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed. A decision to engage in a derivative transaction will reflect the Manager’s or Subadvisor’s judgment that the derivative transaction will provide value to a Fund and its shareholders and is consistent with the Fund’s objectives, investment limitations and operating policies. In making such a judgment, the Manager or Subadvisor will analyze the benefits and risks of the derivative transaction and weigh them in the context of the Fund’s entire portfolio and investment objective. In order to manage leverage and market risk, the Manager will monitor a Fund against its notional derivatives exposure or value-at-risk (“VaR”) leverage limit, as applicable.

2. Credit Risk. The Funds will be subject to the risk that a loss may be sustained as a result of the failure of a counterparty to comply with the terms of a derivative instrument. The counterparty risk for exchange-traded derivative instruments is generally less than for privately-negotiated or OTC derivative instruments, since generally a clearing agency, which is the issuer or counterparty to each exchange-traded instrument, provides a guarantee of performance. For privately-negotiated instruments, including certain currency forward contracts, there is not always a similar clearing agency guarantee. In all transactions, the Funds will bear the risk that the counterparty will default, and this could result in a loss of the expected benefit of the derivative transaction and possibly other losses to the Funds. The Funds will enter into transactions in derivative instruments only with counterparties that the Manager or Subadvisor reasonably believes are capable of performing under the contract.

3. Correlation Risk. When a derivative transaction is used to completely hedge another position, changes in the market value of the combined position (the derivative instrument plus the position being hedged) can result from an imperfect correlation between the price movements of the two instruments. With a perfect hedge, the value of the combined position remains unchanged for any change in the price of the underlying asset. With an imperfect hedge, the value of the derivative instrument and its hedge are not perfectly correlated. Correlation risk is the risk that there might be imperfect correlation, or even no correlation, between price movements of a derivative instrument and price movements of investments being hedged. For example, if the value of a derivative instrument used in a short hedge (such as writing a call option, buying a put option or selling a futures contract) increased by less than the decline in value of the hedged investments, the hedge would not be perfectly correlated. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend, in part, on the degree of correlation between price movements in the index and price movements in the investments being hedged.

4. Market and Fund Liquidity Risk. Derivatives are also subject to the risk that they cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the derivative. Generally, exchange-traded contracts are very liquid because the exchange clearinghouse is the counterparty of every contract and prices and volumes are posted on the exchange. OTC transactions are less liquid than exchange-traded derivatives since they often can only be closed out with the other party to the transaction. A Fund might be required by applicable regulatory requirements to make margin payments when it takes positions in derivative instruments involving obligations to third parties (i.e., instruments other than purchased options). If a Fund is unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expires, matures or is closed out. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. A Fund’s ability to sell or close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the counterparty to enter into a transaction closing out the position. Therefore, there is no assurance that any derivatives position can be sold or closed out at a time and price that is favorable to the Funds. The Manager or Subadvisor will also monitor a Fund’s obligations to satisfy calls for margin payments and make settlement payments under its derivatives transactions and confirms that the Fund will have sufficient liquid assets available to satisfy such obligations as they become due.

5. Operational & Legal Risk. Operational risk generally refers to the risk related to potential operational issues, including documentation issues, settlement issues, systems failures, inadequate controls and human error. The Manager or Subadvisor will monitor a Fund for operational issues. Legal risk is the risk of loss caused by the legal unenforceability of a party’s obligations under the derivative. While a party seeking price certainty agrees to surrender the potential upside in exchange for downside protection, the party taking the risk is looking for a positive payoff.

Despite this voluntary assumption of risk, a counterparty that has lost money in a derivative transaction may try to avoid payment by exploiting various legal uncertainties about certain derivative products.

6. Systemic or “Interconnection” Risk. Interconnection risk is the risk that a disruption in the financial markets will cause difficulties for all market participants. In other words, a disruption in one market will spill over into other markets, perhaps creating a chain reaction. Much of the OTC derivatives market takes place among the OTC dealers themselves, thus creating a large interconnected web of financial obligations. This interconnectedness raises the possibility that a default by one large dealer could create losses for other dealers and destabilize the entire market for OTC derivative instruments.

7. Tax Risk. A Fund’s transactions in derivatives (such as options, swaps and other similar financial contracts) will be subject to special tax rules, the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders.

Derivatives Regulatory Matters

The Funds, as well as the issuers of the securities and other instruments in which the Funds may invest, are subject to considerable regulation and the risks associated with adverse changes in law and regulation governing their operations. For example, regulatory authorities in the United States or other countries may prohibit or restrict the ability of a Fund to fully implement its investment strategy, either generally or with respect to certain industries or countries. In addition, regulatory authorities are in the process of adopting and implementing regulations governing derivatives markets, the ultimate impact of which remains unclear and may adversely affect, among other things, the availability, value or performance of derivatives.

Each of the exchanges and other trading facilitates on which options are traded has established limitations on the maximum number of put or call options on a given underlying security that may be written by a single investor or group of investors acting in concert, regardless of whether the options are written on different exchanges or through one or more brokers. These position limits may restrict the number of listed options which the Funds may write. Option positions of all investment companies advised by the Manager or a Subadvisor are combined for purposes of these limits. An exchange may order the liquidation of positions found to be in excess of these limits and may impose certain other sanctions or restrictions. The CFTC and various exchanges have rules limiting the maximum net long or short positions which any person or group may own, hold or control in any given futures contract or option on such futures contract, and in some very limited cases, swap contracts. The Manager and/or Subadvisor will need to consider whether the exposure created under these contracts might exceed the applicable limits in managing a Fund, and the limits may constrain the ability of the Fund to use such contracts.

A Fund’s trading of derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) is subject to a “limited derivatives users” exception that imposes a limit on notional derivatives exposure or subject to a value-at-risk (“VaR”) leverage limit and certain derivatives risk management program and reporting requirements. When a Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether a Fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. SEC guidance in connection with the final rule regarding the use of securities lending collateral that may limit a Fund’s securities lending activities. These requirements may limit the ability of a Fund to use derivatives, short sales and reverse repurchase agreements and similar financing transactions as part of its investment strategies. These requirements may increase the cost of a Fund’s investments and cost of doing business, which could adversely affect investors. The Manager and Subadvisors cannot predict the effects of these regulations on a Fund. The Manager and Subadvisors intend to monitor developments and seek to manage the Funds in a manner consistent with achieving the Funds’ investment objectives, but there can be no assurance that it will be successful in doing so.

The Manager has filed notices of eligibility to claim an exclusion from the definition of the term “commodity pool operator” (“CPO”) under the Commodity Exchange Act (“CEA”) for the Funds offered in this SAI, and, therefore, is not subject to registration or regulation as a CPO with regard to these Funds under the CEA. The Manager is also exempt from registration as a “commodity trading advisor” (“CTA”) with respect to the Funds covered by this SAI. Accordingly, the Manager is not subject to regulation as a CPO or CTA with respect to the Funds.

The terms of Commodity Futures Trading Commission (“CFTC”) Regulation 4.5 require each of the Funds covered by this SAI, among other things, to adhere to certain limits on its investments in “commodity interests.” Commodity interests include futures, commodity options and swaps, which in turn include non-deliverable currency forwards. The Funds are not intended as vehicles for trading in the commodity futures, commodity options or swaps markets. The CFTC has neither reviewed nor approved the Manager’s reliance on these exclusions, the Funds’ investment strategies, applicable Prospectus or the SAI.

For certain Funds operating as funds-of-funds, the Manager has also claimed temporary relief from CPO registration under the CEA and, therefore, are not currently subject to registration or regulation as a CPO with regard to these Funds under the CEA. When the temporary exemption expires, to the extent these Funds are not otherwise eligible for exemption from CFTC regulation, the Manager may consider steps, such as substantial investment strategy changes, in order to continue to qualify for exemption from CFTC regulation.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures or forward contracts. See “Tax Information.”

Direct Investments

Direct investments include (i) the private purchase from an enterprise of an equity interest in the enterprise in the form of shares of common stock or equity interests in trusts, partnerships, joint ventures or similar enterprises, and (ii) the purchase of such an equity interest in an enterprise from a principal investor in the enterprise.

Certain direct investments may include investments in smaller, less seasoned companies. These companies may have limited product lines, markets or financial resources, or they may be dependent on a limited management group. Direct investments may also fund new operations for an enterprise which itself is engaged in similar operations or is affiliated with an organization that is engaged in similar operations.

Direct investments may involve a high degree of business and financial risk that can result in substantial losses. Because of the absence of any public trading market for these investments, the direct investments may take longer to liquidate than would be the case for publicly traded securities. Although these securities may be resold in privately negotiated transactions, the resale prices on these securities could be adversely impacted as a result of relative illiquidity. Furthermore, issuers whose securities are not publicly traded may not be subject to public disclosure and other investor protection requirements applicable to publicly traded securities. If such securities are required to be registered under the securities laws of one or more jurisdictions before being resold, a Fund may be required to bear the expense of the registration. Direct investments can be difficult to price accurately and may be valued at “fair value” in accordance with valuation policies established by the Board, and are subject to the valuation risks. See “How Portfolio Securities Are Valued” below.

Distressed Securities

Certain Funds may invest in securities, claims and obligations of U.S. and non-U.S. issuers which are experiencing significant financial or business difficulties (including companies involved in bankruptcy or other reorganization and liquidation proceedings). Certain Funds may purchase distressed securities and instruments of all kinds, subject to tax considerations, including equity and debt instruments and, in particular, loans, loan participations, claims held by trade or other creditors, bonds, notes, non-performing and sub-performing mortgage loans, beneficial interests in liquidating trusts or other similar types of trusts, fee interests and financial interests in real estate, partnership interests and similar financial instruments, executory contracts and participations therein, many of which are not publicly traded and which may involve a substantial degree of risk.

Investments in distressed securities are subject to substantial risks in addition to the risks of investing in other types of high yield securities. Distressed securities are speculative and involve substantial risk that principal will not be repaid. Generally, a Fund will not receive interest payments on such securities and may incur costs to protect its investment. In addition, a Fund’s ability to sell distressed securities and any securities received in exchange for such securities may be restricted and the secondary market on which distressed company securities are traded may be less liquid than the market for higher grade securities.

In particular, defaulted obligations might be repaid, if at all, only after lengthy workout or bankruptcy proceedings, during which the issuer might not make any interest or other payments. The amount of any recovery may be adversely affected by the relative priority of a Fund’s investment in the issuer’s capital structure. The ability to enforce obligations may be adversely affected by actions or omissions of predecessors in interest that give rise to counterclaims or defenses, including causes of action for equitable subordination or debt recharacterization. In addition, such investments, collateral securing such investments, and payments made in respect of such investments may be challenged as fraudulent conveyances or to be subject to avoidance as preferences under certain circumstances.

Investments in distressed securities inherently have more credit risk than do investments in similar securities and instruments of non-distressed companies, and the degree of risk associated with any particular distressed securities may be difficult or impossible for the Manager or a Subadvisor to determine within reasonable standards of predictability. The level of analytical sophistication, both financial and legal, necessary for successful investment in distressed securities is unusually high.

If the evaluation of the eventual recovery value of a defaulted instrument by the Manager or a Subadvisor should prove incorrect, a Fund may lose a substantial portion or all of its investment or it may be required to accept cash or instruments with a value less than a Fund’s original investment.

Investments in financially distressed companies domiciled outside the United States involve additional risks. Bankruptcy law and creditor reorganization processes may differ substantially from those in the United States, resulting in greater uncertainty as to the rights of creditors, the enforceability of such rights, reorganization timing and the classification, seniority and treatment of claims. In certain developing countries, although bankruptcy laws have been enacted, the process for reorganization remains highly uncertain.

Effective Maturity

Certain Funds may use an effective maturity for determining the maturity of their portfolio. Effective maturity means the average expected repayment date of the portfolio taking into account prospective calls, puts and mortgage pre-payments, in addition to the maturity dates of the securities in the portfolio.

Equity Securities

Common Stock. Common stock represents an equity or ownership interest in an issuer. Common stock typically entitles the owner to vote on the election of directors and other important matters as well as to receive dividends on such stock. In the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds, other debt holders, and owners of preferred stock take precedence over the claims of those who own common stock.

Growth Stock. A Fund may invest in equity securities of companies that the portfolio manager believes will experience relatively rapid earnings growth. Such “growth stocks” typically trade at higher multiples of current earnings than other securities. Therefore, the values of growth stocks may be more sensitive to changes in current or expected earnings than the values of other securities.

The principal risk of investing in growth stocks is that investors expect growth companies to increase their earnings at a certain rate that is generally higher than the rate expected for non-growth companies. If these expectations are not met, the market price of the stock may decline significantly, even if earnings showed an absolute increase. Growth stocks also typically lack the dividend yield that can cushion stock prices in market downturns.

Large-Cap Stock. Although stocks issued by larger companies tend to have less overall volatility than stocks issued by smaller companies, larger companies may not be able to attain the high growth rates of successful smaller companies, especially during strong economic periods. In addition, larger companies may be less capable of responding quickly to competitive challenges and industry changes, and may suffer sharper price declines as a result of earnings disappointments. During a period when the performance of stocks issued by larger companies falls behind other types of investments, such as smaller capitalized companies, a Fund’s investments in large-cap issuers may be more likely to adversely affect its performance relative to funds investing in smaller cap companies.

Mid-Cap and Small-Cap Stocks. The general risks associated with equity securities and liquidity risk are particularly pronounced for stocks of companies with market capitalizations that are small compared to other publicly traded companies. These companies may have limited product lines, markets or financial resources or they may depend on a few key employees. Stocks of mid-capitalization and small-capitalization companies may trade less frequently and in lesser volume than more widely held securities, and their values may fluctuate more sharply than other securities. They may also trade in the over-the-counter market or on a regional exchange, or may otherwise have limited liquidity. Generally, the smaller the company, the greater these risks become.

Preferred Stock. Preferred stock represents an equity or ownership interest in an issuer. Preferred stock normally pays dividends at a specified rate and has precedence over common stock in the event the issuer is liquidated or declares bankruptcy. However, in the event an issuer is liquidated or declares bankruptcy, the claims of owners of bonds take precedence over the claims of those who own preferred and common stock. Preferred stock, unlike common stock, often has a stated dividend rate payable from the issuer’s earnings. Preferred stock dividends may be cumulative or noncumulative, participating or auction rate. “Cumulative” dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer’s common stock. “Participating” preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases. In some cases, preferred stock dividends are not paid at a stated rate and may vary depending on an issuer’s financial performance. If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of such stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed, which can limit the benefit of a decline in interest rates. Preferred stock is subject to many of the risks to which common stock and debt securities are subject. In addition, a company’s preferred securities generally pay dividends only after the company makes required payments to holders of its bonds and other debt. For this reason, the value of preferred securities will usually react more strongly than bonds and other debt to actual or perceived changes in the company’s financial condition or prospects. Preferred securities of smaller companies may be more vulnerable to adverse developments than preferred securities of larger companies.

Value Stock. A Fund may invest in companies that may not be expected to experience significant earnings growth, but whose securities their portfolio manager believes are selling at a price lower than their true value. Companies that issue such “value stocks” may have experienced adverse business developments or may be subject to special risks that have caused their securities to be out of favor. The principal risk of investing in value stocks is that they may never reach what a Fund’s portfolio manager believes is their full value or that they may go down in value. If the portfolio manager’s assessment of a company’s prospects is wrong, or if the market does not recognize the value of the company, the price of that company’s stocks may decline or may not approach the value that the portfolio manager anticipates.

Eurocurrency Instruments

A Fund may make investments in Eurocurrency instruments. Eurocurrency instruments are futures contracts or options thereon which are linked to the interbank rates or other reference rates. Eurocurrency futures contracts enable purchasers to obtain a fixed rate for the lending of funds and sellers to obtain a fixed rate for borrowings. Each Fund might use Eurocurrency futures contracts and options thereon to hedge against changes in interbank rates, to which many interest rate swaps and fixed- income instruments are linked. See “Floating Rate and Variable Rate Securities” and “LIBOR Replacement” for more information concerning LIBOR.

Exchange-Traded Funds

A Fund may invest in shares of exchange-traded funds (“ETFs”). ETFs are investment companies whose shares trade like stocks. (See also “Investment Companies.”) Like stocks, shares of ETFs are not traded at NAV, and may trade at prices above or below the value of their underlying portfolios. The share price of an ETF is derived from and based upon the securities held by the ETF and the relative supply of and demand for the ETF’s shares. A lack of liquidity in an ETF’s shares could result in the market price of the ETF’s shares being more volatile than the underlying portfolio of securities. Disruptions in the markets for the securities underlying ETFs purchased or sold by a Fund could result in losses on the Fund’s investment in ETFs. ETFs also have management fees that increase their costs versus the costs of owning the underlying securities directly. A portfolio manager may from time to time invest in ETFs, primarily as a means of gaining exposure for a Fund to the equity market without investing in individual common stocks, particularly in the context of managing cash flows into the Fund or where access to a local market is restricted or not cost-effective, or for other portfolio management reasons.

A Fund may invest in certain ETFs beyond the limits of Section 12(d)(1) of the 1940 Act, subject to certain terms and conditions. Ordinarily, the 1940 Act limits a Fund’s investments in a single ETF to 5% of the Fund’s total assets and in all ETFs to 10% of the Fund’s total assets and 3% of the total shares outstanding of the ETF. In reliance on regulations under the 1940 Act, a Fund may generally invest in excess of these limitations in a single ETF or in multiple ETFs, respectively. For additional information, see “Investment Companies” below.

An ETF may not replicate exactly the performance of the index it seeks to track for a number of reasons, including transaction costs incurred by the ETF, the temporary unavailability of certain index securities in the secondary market or discrepancies between the ETF and the index with respect to the weighting of securities or the number of securities held.

A Fund may invest its net assets in ETFs that invest in securities similar to those in which the Fund may invest directly, and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act).

A Fund may invest in ETFs, among other reasons, to gain broad market, sector or asset class exposure, including during periods when it has large amounts of uninvested cash or when the Manager or Subadvisor believes share prices of ETFs offer attractive values, subject to any applicable investment restrictions in the applicable Prospectus and this SAI.

Among other types of ETFs, a Fund also may invest in Standard & Poor’s Depositary Receipts (“SPDRs”). SPDRs are units of beneficial interest in an investment trust sponsored by a wholly-owned subsidiary of the NYSE MKT, LLC (“NYSE MKT”) (formerly known as the American Stock Exchange, Inc.) that represent proportionate undivided interests in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, as the component common stocks of the S&P 500® Index. SPDRs are designed to provide investment results that generally correspond to the price and yield performance of the component common stocks of the S&P 500® Index. SPDRs are listed on the AMEX and traded in the secondary market. The values of SPDRs are subject to change as the values of their respective component common stocks fluctuate according to the volatility of the market. Investments in SPDRs involve certain inherent risks generally associated with investments in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of each unit of SPDRs invested in by a Fund. Moreover, a Fund’s investment in SPDRs may not exactly match the performance of a direct investment in the index to which SPDRs are intended to correspond. For example, replicating and maintaining price and yield performance of an index may be problematic for a Fund due to transaction costs and other Fund expenses.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF at all. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 shares) called “creation units.” Creation units are issued to anyone who deposits a specified portfolio of the ETF’s underlying securities, as well as a cash payment generally equal to accumulated dividends on the securities (net of expenses) up to the time of deposit. Creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF’s NAV) together with a cash payment generally equal to accumulated dividends on the date of redemption. Most ETF investors purchase and sell ETF shares in the secondary trading market on a securities exchange in lots of any size, at any time during the trading day. ETF investors generally pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

The purchase of ETFs may require the payment of substantial premiums above, or discounts below, the value of such ETFs’ portfolio securities or NAVs and may be illiquid. Because ETF shares are created from the securities of an underlying portfolio and may be redeemed for the securities of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF’s portfolio, which in turn helps to close the price gap between the two. Because of supply and demand and other market factors, there may be times during which an ETF share trades at a premium or discount to its NAV. Market makers in an ETF’s shares generally seek to take advantage of arbitrage opportunities when the price of an ETF’s shares differ from the aggregate value of the ETF’s underlying portfolio securities, thus enabling an ETF’s share price to track the value of its portfolio holdings. However, market makers may choose to “step away” from this role, which may result in a premium or discount for the shares as compared to their net asset value.

A Fund intends to be a long-term investor in ETFs and does not intend to purchase and redeem creation units to take advantage of short-term arbitrage opportunities. However, a Fund may redeem creation units for the underlying securities (and any applicable cash) and may assemble a portfolio of the underlying securities to be used (with any required cash) to purchase creation units, if the Manager or Subadvisor believes that it is in the Fund’s best interest to do so. A Fund’s ability to redeem creation units may be limited by the 1940 Act, which provides that ETFs are not obligated to redeem shares held by the Fund in an amount exceeding 1% of their total outstanding securities during any period of less than 30 days.

A Fund will invest in ETF shares only if the ETF is registered as an investment company under the 1940 Act (see “Investment Companies” below). If an ETF in which a Fund invests ceases to be a registered investment company, a Fund will dispose of the securities of the ETF. Furthermore, in connection with its investment in ETF shares, a Fund incurs various costs. A Fund may also realize capital gains or losses when ETF shares are sold, and the purchase and sale of the ETF shares may generate a brokerage commission that may result in costs. In addition, a Fund will be subject to other fees as an investor in ETFs. Generally, those fees include, but are not limited to, trustee fees, operating expenses, licensing fees, registration fees and marketing expenses, each of which will be reflected in the NAV of the ETF and therefore its shares.

There is a risk that an ETF in which a Fund invests may terminate due to extraordinary events that may cause service providers to the ETF, such as the trustee or sponsor, to close or otherwise fail to perform their obligations to the ETF. Also, because certain of the ETFs in which a Fund may principally invest are granted licenses to use the relevant indices as a basis for determining their compositions and otherwise to use certain trade names, the ETFs may terminate if the license agreements are terminated. In addition, an ETF may terminate if its NAV falls below a certain amount.

Aggressive ETF Investment Technique Risk. ETFs may use investment techniques and financial instruments that could be considered aggressive, including the use of futures contracts, options on futures contracts, securities and indices, forward contracts, swap agreements and similar instruments. An ETF’s investment in financial instruments may involve a small investment relative to the amount of investment exposure assumed and may result in losses exceeding the amounts invested in those instruments. Such instruments, particularly when used to create leverage, may expose the ETF to potentially dramatic changes (losses or gains) in the value of the instruments and imperfect correlation between the value of the instruments and the relevant security or index. The use of aggressive investment techniques also exposes an ETF to risks different from, or possibly greater than, the risks associated with investing directly in securities contained in an index underlying the ETF’s benchmark, including: (1) the risk that an instrument is temporarily mispriced; (2) credit, performance or documentation risk on the amount each ETF expects to receive from a counterparty; (3) the risk that securities prices, interest rates and currency markets will move adversely and an ETF will incur significant losses; (4) imperfect correlation between the price of financial instruments and movements in the prices of the underlying securities; (5) the risk that the cost of holding a financial instrument may exceed its total return; and (6) the possible absence of a liquid secondary market for any particular instrument and possible exchange-imposed price fluctuation limits, both of which may make it difficult or impossible to adjust an ETF’s position in a particular instrument when desired.

Inverse Correlation ETF Risk. ETFs benchmarked to an inverse multiple of an index generally lose value as the index or security underlying such ETF’s benchmark is increasing (gaining value), a result that is the opposite from conventional mutual funds.

Leveraged ETF Risk. Leverage offers a means of magnifying market movements into larger changes in an investment’s value and provides greater investment exposure than an unleveraged investment. While only certain ETFs employ leverage, many may use leveraged investment techniques for investment purposes. ETFs that employ leverage will normally lose more money in adverse market environments than ETFs that do not employ leverage.

Exchange Traded Notes

A Fund may invest in exchange-traded notes (“ETNs”), which are unsecured and unsubordinated structured debt securities that combine certain features of debt securities and ETFs and typically provide exposure to a market index. A Fund will bear its proportionate share of any fees and expenses of any ETNs in which it invests and, as a result, returns on these investments typically do not correlate fully to the performance of the relevant market index. Investments in ETNs are subject to risks similar to debt securities, including credit risk and counterparty risk, and the value of an ETN may be impacted by time remaining to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in underlying markets, changes in the applicable interest rates, changes in the issuer’s credit rating and economic, legal, political or geographic events that affect the ETN or the components of the relevant market index. Unlike many debt securities, no periodic coupon payments are distributed and no principal protections exist for investments in ETNs. In addition, ETNs are subject to the other risks associated with the components of the relevant market index and the risks generally associated with investments in ETFs. For example, a Fund may be limited in its ability to sell its ETN holdings at a favorable time or price depending on the availability and liquidity of a secondary market, and a Fund may have to sell some or all of its ETN holdings at a discount. The timing and character of income and gains derived by a Fund from investments in ETNs for U.S. federal income tax purposes may be affected by future legislation.

Firm or Standby Commitments — Obligations with Puts Attached

A Fund may from time to time purchase securities on a “firm commitment” or “standby commitment” basis. Such transactions might be entered into, for example, when the Manager or Subadvisor of a Fund anticipates a decline in the yield of securities of a given issuer and is able to obtain a more advantageous yield by committing currently to purchase securities to be issued or delivered later.

Securities purchased on a firm commitment basis are purchased for delivery beyond the normal settlement date at a stated price and yield. Delivery of and payment for these securities can take place a month or more after the date of the purchase commitment. No income accrues to the purchaser of a security on a firm commitment basis prior to delivery. Such securities are recorded as an asset and are subject to changes in value based upon changes in the general level of interest rates. Purchasing a security on a firm commitment basis can involve a risk that the market price at the time of delivery may be lower than the agreed upon purchase price, in which case there could be an unrealized loss at the time of delivery. A Fund will generally make commitments to purchase securities on a firm commitment basis with the intention of actually acquiring the securities, but may sell them before the settlement date if it is deemed advisable.

A Fund may purchase securities together with the right to resell the securities to the seller at an agreed-upon price or yield within a specified period prior to the maturity date of the securities. Although it is not a put option in the usual sense, such a right to resell is commonly known as a “put” and is also referred to as a “standby commitment.” Funds may pay for a standby commitment either separately in cash, or in the form of a higher price for the securities that are acquired subject to the standby commitment, thus increasing the cost of securities and reducing the yield otherwise available from the same security. The Manager and the Subadvisors understand that the Internal Revenue Service (the “IRS”) has issued a revenue ruling to the effect that, under specified circumstances, a regulated investment company will be the owner of tax-exempt municipal obligations acquired subject to a put option. The IRS has also issued private letter rulings to certain taxpayers (which do not serve as precedent for other taxpayers) to the effect that tax-exempt interest received by a regulated investment company with respect to such obligations will be tax-exempt in the hands of the company and may be distributed to its shareholders as exempt-interest dividends. The IRS has subsequently announced that it will not ordinarily issue advance letter rulings as to the identity of the true owner of property in cases involving the sale of securities or participation interests therein if the purchaser has the right to cause the security, or the participation interest therein, to be purchased by either the seller or a third party. Each Fund intends to take the position that it is the owner of any debt securities acquired subject to a standby commitment and that tax-exempt interest earned with respect to such debt securities will be tax-exempt in its possession; however, no assurance can be given that this position would prevail if challenged. In addition, there is no assurance that firm or standby commitments will be available to a Fund, nor will a Fund assume that such commitments would continue to be available under all market conditions.

A standby commitment may not be used to affect a Fund’s valuation of the security underlying the commitment. Any consideration paid by a Fund for the standby commitment, whether paid in cash or by paying a premium for the underlying security, which increases the cost of the security and reduces the yield otherwise available from the same security, will be accounted for by the Fund as unrealized depreciation until the standby commitment is exercised or has expired.

Firm and standby transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund’s assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of firm and standby commitment agreements may vary prior to and after delivery depending on market conditions and changes in interest rate levels. If the other party to a delayed delivery transaction fails to deliver or pay for the securities, the Fund could miss a favorable price or yield opportunity or could suffer a loss. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into.

The Funds do not believe that a Fund’s NAV per share or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis. At the time a Fund makes the commitment to purchase a security on a firm or standby commitment basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund’s NAV per share. The market value of the firm or standby commitment securities may be more or less than the purchase price payable at the settlement date. The Board does not believe that a Fund’s NAV or income will be exposed to additional risk by the purchase of securities on a firm or standby commitment basis.

Floating and Variable Rate Securities

The Funds may invest in floating and variable rate debt instruments. Floating and variable rate securities provide for a periodic adjustment in the interest rate paid on the obligations. The terms of such obligations must provide that interest rates are adjusted periodically based upon an interest rate adjustment index as provided in the respective obligations. The adjustment intervals may be regular and range from daily up to annually, or may be based on an event, such as a change in the prime rate.

Some variable or floating rate securities are structured with liquidity features such as (1) put options or tender options that permit holders (sometimes subject to conditions) to demand payment of the unpaid principal balance plus accrued interest from the issuers or certain financial intermediaries or (2) auction rate features, remarketing provisions or other maturity-shortening devices designed to enable the issuer to refinance or redeem outstanding debt securities (market-dependent liquidity features). Variable or floating rate securities that include market-dependent liquidity features may have greater liquidity risk than other securities, due to (for example) the failure of a market-dependent liquidity feature to operate as intended (as a result of the issuer’s declining creditworthiness, adverse market conditions or other factors) or the inability or unwillingness of a participating broker/dealer to make a secondary market for such securities. As a result, variable or floating rate securities that include market-dependent liquidity features may lose value and the holders of such securities may be required to retain them until the later of the repurchase date, the resale date, or maturity.

The interest rate on a floating rate debt instrument (“floater”) is a variable rate that is tied to another interest rate, such as a money-market index or Treasury bill rate or an interbank offered rate. The interest rate on a floater may reset periodically, typically every three to six months, or whenever a specified interest rate changes. While, because of the interest rate reset feature, floaters provide a Fund with a certain degree of protection against rises in interest rates; a Fund will participate in any declines in interest rates as well. To be an eligible investment for a money market fund, there must be a reasonable expectation that, at any time until the final maturity for the floater or the period remaining until the principal amount can be recovered through demand, the market value of a floater will approximate its amortized cost and the investment otherwise must comply with Rule 2a-7 under the 1940 Act.

In June 2017, the Alternative Reference Rates Committee, a group of large U.S. banks working with the Federal Reserve, announced its selection of a new SOFR, which is intended to be a broad measure of secured overnight U.S. Treasury repo rates as its recommendation, as an appropriate replacement for the London Interbank Offered Rate or “LIBOR”, which was a widely used referenced rate. The Federal Reserve Bank of New York began publishing SOFR earlier in 2018, which has been used increasingly on a voluntary basis in new instruments and transactions. At times, SOFR has proven to be more volatile than the 3-month LIBOR. Bank working groups and regulators in other countries have suggested other alternatives for their markets, including the Sterling Overnight Interbank Average Rate (“SONIA”) in England.

For more information on the risks associated with the discontinuation and transition of LIBOR, please see “LIBOR Replacement” in this section.

Certain Funds may invest in leveraged inverse floating rate debt instruments (“inverse floaters”). The interest rate on an inverse floater resets in the opposite direction from the market rate of interest to which the inverse floater is indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher degree of leverage inherent in inverse floaters is associated with greater volatility in their market values. Accordingly, the duration of an inverse floater may exceed its stated final maturity. Certain inverse floaters may be classified as illiquid investments.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, a Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

Foreign Currency Transactions

A foreign currency forward exchange contract (a “forward contract”) involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days (usually less than one year) from the contract date, at a price set at the time of the contract. These contracts may be used to gain exposure to a particular currency or to hedge against the risk of loss due to changing currency exchange rates. Forward contracts to purchase or sell a foreign currency may also be used by a Fund in anticipation of future purchases (or in settlement of such purchases) or sales of securities denominated in foreign currency, even if the specific investments have not yet been selected. Forward currency contracts may also be used to exchange one currency for another, including to repatriate foreign currency. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. Although foreign exchange dealers do not charge a fee for conversion, they do realize a profit based on the difference (the spread) between the price at which they are buying and selling various currencies. Although these contracts are intended, when used for hedging purposes, to minimize the risk of loss due to a decline in the value of the hedged currencies, they also tend to limit any potential gain which might result should the value of such currencies increase.

Foreign currency transactions in which a Fund may engage include foreign currency forward contracts, currency exchange transactions on a spot (i.e., cash) basis, put and call options on foreign currencies and foreign exchange futures contracts. A Fund also may use foreign currency transactions to increase exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one country to another.

To the extent that a Fund invests in foreign securities, it may enter into foreign currency forward contracts in order to increase its return by trading in foreign currencies and/or protect against uncertainty in the level of future foreign currency exchange rates. A Fund may also enter into contracts to purchase foreign currencies to protect against an anticipated rise in the U.S. dollar price of securities it intends to purchase and may enter into contracts to sell foreign currencies to protect against the decline in value of its foreign currency-denominated portfolio securities due to a decline in the value of the foreign currencies against the U.S. dollar. In addition, a Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are correlated.

Normally, consideration of fair value exchange rates will be incorporated in a longer-term investment decision made with regard to overall diversification strategies. However, certain Subadvisors believe that it is important to have the flexibility to enter into such forward contracts when they determine that the best interest of a Fund will be served by entering into such a contract. Set forth below are examples of some circumstances in which a Fund might employ a foreign currency transaction. When a Fund enters into, or anticipates entering into, a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to “lock in” the U.S. dollar price of the security. By entering into a forward contract for the purchase or sale, for a fixed amount of U.S. dollars, of the amount of foreign currency involved in the underlying security transaction, a Fund will be able to insulate itself from a possible loss resulting from a change in the relationship between the U.S. dollar and the subject foreign currency during the period between the date on which the security is purchased or sold and the date on which payment is made or received, although a Fund would also forego any gain it might have realized had rates moved in the opposite direction. This technique is sometimes referred to as a “settlement” hedge or “transaction” hedge.

When the Manager or Subadvisor believes that the currency of a particular foreign country may suffer a substantial decline against the U.S. dollar, it may enter into a forward contract to sell, for a fixed amount of dollars, the amount of foreign currency approximating the value of some or all of a Fund’s portfolio securities denominated in such foreign currency. Such a hedge (sometimes referred to as a “position” hedge) will tend to offset both positive and negative currency fluctuations, but will not offset changes in security values caused by other factors. The Fund also may hedge the same position by using another currency (or a basket of currencies) expected to perform in a manner substantially similar to the hedged currency, which may be less costly than a direct hedge. This type of hedge, sometimes referred to as a “proxy hedge,” could offer advantages in terms of cost, yield, or efficiency, but generally would not hedge currency exposure as effectively as a direct hedge into U.S. dollars. Proxy hedges may result in losses if the currency used to hedge does not perform similarly to the currency in which the hedged securities are denominated. A proxy hedge entails greater risk than a direct hedge because it is dependent on a stable relationship between the two currencies paired, as proxies, and the relationship can be very unstable at times. The precise matching of the forward contract amounts and the value of the securities involved will not generally be possible since the future value of such securities in foreign currencies will change as a consequence of market movements in the value of those securities between the date the forward contract is entered into and the date it matures. With respect to positions that constitute “transaction” or “position” hedges (including “proxy” hedges), a Fund will not enter into forward contracts to sell currency or maintain a net exposure to such contracts if the consummation of such contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund’s portfolio securities or other assets denominated in that currency (or the related currency, in the case of a “proxy” hedge).

A Fund also may enter into forward contracts to shift its investment exposure from one currency into another currency that is expected to perform inversely with respect to the hedged currency relative to the U.S. dollar. This type of strategy, sometimes known as a “cross-currency” hedge, will tend to reduce or eliminate exposure to the currency that is sold, and increase exposure to the currency that is purchased, much as if a Fund had sold a security denominated in one currency and purchased an equivalent security denominated in another. “Cross-currency” hedges protect against losses resulting from a decline in the hedged currency but will cause a Fund to assume the risk of fluctuations in the value of the currency it purchases.

A Fund may also enter into currency transactions to profit from changing exchange rates based upon the Manager’s or Subadvisor’s assessment of likely exchange rate movements. These transactions will not necessarily hedge existing or anticipated holdings of foreign securities and may result in a loss if the Manager’s or Subadvisor’s currency assessment is incorrect.

At the consummation of the forward contract, a Fund may either make delivery of the foreign currency or terminate its contractual obligation to deliver the foreign currency by purchasing an offsetting contract obligating it to purchase at the same maturity date the same amount of such foreign currency. If a Fund chooses to make delivery of the foreign currency, it may be required to obtain such currency for delivery through the sale of portfolio securities denominated in such currency or through conversion of other assets of the Fund into such currency. If a Fund engages in an offsetting transaction, the Fund will realize a gain or a loss to the extent that there has been a change in forward contract prices. Closing purchase transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. A Fund will only enter into such a forward contract if it is expected that there will be a liquid market in which to close out the contract. However, there can be no assurance that a liquid market will exist in which to close a forward contract, in which case a Fund may suffer a loss.

When a Fund has sold a foreign currency, a similar process would be followed at the consummation of the forward contract. Of course, a Fund is not required to enter into such transactions with regard to its foreign currency-denominated securities and will not do so unless deemed appropriate by the Manager or Subadvisor.

Certain Subadvisors believe that active currency management strategies can be employed as an overall portfolio risk management tool. For example, in their view, foreign currency management can provide overall portfolio risk diversification when combined with a portfolio of foreign securities, and the market risks of investing in specific foreign markets can at times be reduced by currency strategies that may not involve the currency in which the foreign security is denominated. However, the use of currency management strategies to protect the value of a Fund’s portfolio securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities.

While a Fund may enter into forward contracts to reduce currency exchange risks, changes in currency exchange rates may result in poorer overall performance for the Fund than if it had not engaged in such transactions. Exchange rate movements can be large, depending on the currency, and can last for extended periods of time, affecting the value of a Fund’s assets. Moreover, there may be an imperfect correlation between a Fund’s portfolio holdings of securities denominated in a particular currency and forward contracts entered into by the Fund. Such imperfect correlation may prevent the Fund from achieving the intended hedge or expose the Fund to the risk of currency exchange loss.

The Funds cannot assure that their use of currency management will always be successful. Successful use of currency management strategies will depend on the Manager’s or Subadvisor’s skill in analyzing currency values. Currency management strategies may substantially change a Fund’s investment exposure to changes in currency exchange rates and could result in losses to a Fund if currencies do not perform as the Manager or Subadvisor anticipates. For example, if a currency’s value rose at a time when the Manager or Subadvisor had hedged a Fund by selling that currency in exchange for dollars, a Fund would not participate in the currency’s appreciation. If the Manager or Subadvisor hedges currency exposure through proxy hedges, a Fund could realize currency losses from both the hedge and the security position if the two currencies do not move in tandem. Similarly, if the Manager or Subadvisor increases a Fund’s exposure to a foreign currency and that currency’s value declines, a Fund will realize a loss. There is no assurance that the Manager’s or Subadvisor’s use of currency management strategies will be advantageous to a Fund or that it will hedge at appropriate times. The forecasting of currency market movement is extremely difficult, and whether any hedging strategy will be successful is highly uncertain. Moreover, it is impossible to forecast with precision the market value of some portfolio securities at the expiration of a foreign currency forward contract. Accordingly, a Fund may be required to buy or sell additional currency on the spot market (and bear the expense of such transaction) if the Manager’s or Subadvisor’s predictions regarding the movement of foreign currency or securities markets prove inaccurate. In addition, the use of cross-hedging transactions may involve special risks, and may leave a Fund in a less advantageous position than if such a hedge had not been established. Because foreign currency forward contracts are privately negotiated transactions, there can be no assurance that a Fund will have flexibility to roll-over a foreign currency forward contract upon its expiration if it desires to do so. Additionally, these contracts are subject to counterparty risks as there can be no assurance that the other party to the contract will perform its services thereunder. Certain foreign currency forwards may eventually be exchange-traded and cleared. Although these changes are expected to decrease the credit risk and liquidity risk involved in bilaterally negotiated contracts, exchange-trading and clearing would not make the contracts risk-free. A Fund may hold a portion of its assets in bank deposits denominated in foreign currencies, so as to facilitate investment in foreign securities as well as protect against currency fluctuations and the need to convert such assets into U.S. dollars (thereby also reducing transaction costs). To the extent these monies are converted back into U.S. dollars, the value of the assets so maintained will be affected favorably or unfavorably by changes in foreign currency exchange rates and exchange control regulations.

Foreign Government and Supranational Entity Securities

A Fund may invest in debt securities or obligations of foreign governments, agencies and supranational organizations (“Sovereign Debt”). A Fund’s portfolio may include government securities of a number of foreign countries or, depending upon market conditions, those of a single country. Investments in Sovereign Debt can involve greater risks than investing in U.S. government securities. The issuer of the debt or the governmental authorities that control the repayment of the debt may be unable or unwilling to repay principal or interest when due in accordance with the terms of such debt, and a Fund may have limited legal recourse in the event of default.

The Manager’s or Subadvisor’s determination that a particular country should be considered stable depends on its evaluation of political and economic developments affecting the country as well as recent experience in the markets for government securities of the country. The Manager or Subadvisors do not believe that the credit risk inherent in the Sovereign Debt of such stable foreign governments is significantly greater than that of U.S. government securities. The percentage of a Fund’s assets invested in foreign government securities will vary depending on the relative yields of such securities, the economies of the countries in which the investments are made and such countries’ financial markets, the interest rate climate of such countries and the relationship of such countries’ currencies to the U.S. dollar. Currency is judged on the basis of fundamental economic criteria (e.g., relative inflation levels and trends, growth rate forecasts, balance of payments status and economic policies) as well as technical and political data.

Debt securities of “quasi-governmental entities” are issued by entities owned by either a national, state or equivalent government or are obligations of a political unit that is not backed by the national government’s full faith and credit and general taxing powers. Examples of quasi-governmental issuers include, among others, the Province of Ontario and the City of Stockholm. A Fund’s portfolio may also include debt securities denominated in European Currency Units of an issuer in a country in which the Fund may invest. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Union.

A “supranational entity” is an entity established or financially supported by the governments of several countries to promote reconstruction, economic development or trade. Examples of supranational entities include the World Bank (International Bank for Reconstruction and Development), the European Investment Bank, the Inter-American Development Bank, the Asian Development Bank, the African Development Bank and the European Coal and Steel Community. Typically, the governmental members, or “stockholders,” make initial capital contributions to the supranational entity and may be committed to make additional contributions if the supranational entity is unable to repay its borrowings. There is no guarantee that one or more stockholders of a supranational entity will continue to make any necessary additional capital contributions or otherwise provide continued financial backing to the supranational entity. If such contributions or financial backing are not made, the entity may be unable to pay interest or repay principal on its debt securities. As a result, a Fund might lose money on such investments. In addition, if the securities of a supranational entity are denominated in a foreign currency, the obligations also will bear the risks of foreign currency investments. Securities issued by supranational entities may (or may not) constitute foreign securities for purposes of the Funds depending on a number of factors, including the countries that are members of the entity, the location of the primary office of the entity, the obligations of the members, the markets in which the securities trade, and whether, and to what extent, the performance of the securities is tied closely to the political or economic developments of a particular country or geographic region.

The occurrence of political, social or diplomatic changes in one or more of the countries issuing Sovereign Debt could adversely affect a Fund’s investments. Political changes or a deterioration of a country’s domestic economy or balance of trade may affect the willingness of countries to service their Sovereign Debt. While the Manager or Subadvisors intend to manage the Funds’ portfolios in a manner that will minimize the exposure to such risks, there can be no assurance that adverse political changes will not cause a Fund to suffer a loss of interest or principal on any of its holdings.

Foreign Index-Linked Instruments

A Fund may invest, subject to compliance with its limitations and policies applicable to its investment in debt securities, in instruments which have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time. For example, a Fund may invest in instruments issued by the U.S. or a foreign government or by private issuers that return principal and/or pay interest to investors in amounts which are linked to the level of a particular foreign index (“foreign index-linked instruments”). Foreign index-linked instruments have the investment characteristics of particular securities, securities indices, futures contracts or currencies. Such instruments may take a variety of forms, such as debt instruments with interest or principal payments determined by reference to the value of a currency or commodity at a future point in time.

A foreign index-linked instrument may be based upon the exchange rate of a particular currency or currencies or the differential between two currencies, the level of interest rates in a particular country or countries, or the differential in interest rates between particular countries. In the case of foreign index-linked instruments linking the interest component to a foreign index, the amount of interest payable will adjust periodically in response to changes in the level of the foreign index during the term of the foreign index-linked instrument. The risks of such investments would reflect the risks of investing in the index or other instrument the performance of which determines the return for the instrument. Currency-indexed securities may be positively or negatively indexed, meaning their maturity value may increase when the specified currency value increases, resulting in a security that performs similarly to a foreign-denominated instrument, or their maturity value may decline when foreign currencies increase, resulting in a security whose price characteristics are similar to a put on the underlying currency. Currency-indexed securities may also have prices that depend on the values of a number of different foreign currencies relative to each other.

Foreign Securities

A Fund may invest in U.S. dollar-denominated and non-U.S. dollar-denominated foreign debt and equity securities and in CDs issued by foreign banks and foreign branches of U.S. banks. The MainStay Money Market Fund is permitted to purchase U.S. dollar-denominated securities of foreign issuers subject to Rule 2a-7 under the 1940 Act. Securities of issuers within a given country may be denominated in the currency of another country. These foreign securities can be subject to most, if not all, of the risks of foreign investing. Foreign securities may also be domiciled in the U.S. and traded on a U.S. market but possess elements of foreign risk.

An issuer of a security is considered to be a U.S. or foreign issuer based on the issuer’s “country of risk” (or similar designation), as determined by a third party such as Bloomberg. In determining whether an issuer of a security is foreign, a Fund will ordinarily look to the issuer’s “country of risk.” The issuer’s “country of risk” is determined based on a number of criteria, which may change from time to time and currently include, but not limited to, its country of domicile, the primary stock exchange on which it trades, the location from which the majority of its revenue comes and its reporting currency. Although a Fund will generally rely on an issuer’s “country of risk,” as determined by Bloomberg, when categorizing securities as either U.S. or foreign-based, it is not required to do so. For example, a Fund may choose to use a third party other than Bloomberg in cases where the Fund or the Fund’s subadvisor(s) disagree with Bloomberg’s categorization of a particular issuer.

Investors should carefully consider the appropriateness of foreign investing in light of their financial objectives and goals. While foreign markets may present unique investment opportunities, foreign investing involves risks not associated with domestic investing. In many foreign countries, there is less government supervision and regulation of business and industry practices, stock exchanges, brokers and listed companies than in the United States. Foreign investments involve risks relating to local political, economic, regulatory or social instability, military action or unrest, or adverse diplomatic or trade or other economic developments (including, for example, sanctions or tariffs), and may be affected by actions of foreign governments adverse to the interests of U.S. investors. Securities denominated in foreign currencies may gain or lose value as a result of fluctuating currency exchange rates. Securities markets in other countries are not always as efficient as those in the U.S. and are sometimes less liquid and more volatile. Foreign securities transactions may be subject to higher brokerage and custodial costs than domestic securities transactions.

Certain Funds may invest in securities of issuers in emerging markets, including issuers in Asia (including Russia), Eastern Europe, Central and South America, the Middle East and Africa. Securities markets of emerging market countries may also have less efficient clearance and settlement procedures than U.S. markets, making it difficult to conduct and complete transactions. Delays in the settlement could result in temporary periods when a portion of a Fund’s assets is uninvested and no return is earned thereon. Inability to make intended security purchases could cause a Fund to miss attractive investment opportunities. Inability to dispose of portfolio securities could result either in losses to a Fund due to subsequent declines in value of the portfolio security or, if a Fund has entered into a contract to sell the security, could result in possible liability of a Fund to the purchaser. Other risks involved in investing in the securities of foreign issuers include differences in accounting, auditing and financial reporting standards; limited publicly available information; the difficulty of assessing economic trends in foreign countries; generally higher commission rates on foreign portfolio transactions; the possibility of nationalization, expropriation or confiscatory taxation; adverse changes in investment or exchange control regulations (which may include suspension of the ability to transfer currency from a country); government interference, including government ownership of companies in certain sectors, wage and price controls, or imposition of trade barriers and other protectionist measures; difficulties in invoking legal process abroad and enforcing contractual obligations; political, social or economic instability which could affect U.S. investments in foreign countries; and potential restrictions on the flow of international capital. Additionally, foreign securities and dividends and interest payable on those securities may be subject to foreign taxes, including foreign withholding taxes, and other foreign taxes may apply with respect to securities transactions. Additional costs associated with an investment in foreign securities may include higher transaction, custody and foreign currency conversion costs. In the event of litigation relating to a portfolio investment, the Funds may encounter substantial difficulties in obtaining and enforcing judgments against non-U.S. resident individuals and companies. Additionally, investments in certain countries may subject a Fund to a number of tax rules, the application of which may be uncertain. Countries may amend or revise their existing tax laws, regulations and/or procedures in the future, possibly with retroactive effect. Changes in or uncertainties regarding the laws, regulations or procedures of a country could reduce the after-tax profits of a Fund, directly or indirectly, including by reducing the after-tax profits of companies located in such countries in which a Fund invests, or result in unexpected tax liabilities for a Fund.

Some securities are issued by companies organized outside the United States but are traded in U.S. securities markets and are denominated in U.S. dollars. Other securities are not traded in the United States but are denominated in U.S. dollars. These securities may be exposed to many, if not all, of the risks of foreign investing. For example, foreign trading market or currency risks will not apply to U.S. dollar-denominated securities traded in U.S. securities markets.

Investment in countries with emerging markets presents risks in greater degree than, and in addition to, those presented by investment in foreign issuers in general. Countries with developing markets have economic and legal structures that are less mature. Furthermore, countries with developing markets have less stable political systems and may have high inflation, rapidly changing interest and currency exchange rates, and their securities markets are substantially less developed. Countries with lower levels of government regulation could be more susceptible to market manipulation, and less extensive and transparent accounting, auditing, recordkeeping, financial reporting and other requirements which limit the quality and availability of financial information. There is also a risk that the SEC and the Public Company Accounting Oversight Board (“PCAOB”) may not be able to inspect the audit work and practices of PCAOB-registered auditing firms in emerging market countries, such as China, and this may result in the unavailability of financial information about U.S.-listed emerging market companies. The economies of countries with developing markets generally are heavily dependent upon international trade, and, accordingly, have been and may continue to be adversely affected by barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures in the countries with which they trade. These economies also have been and may continue to be adversely affected by economic conditions in the countries with which they trade.

China. To the extent a Fund invests in Chinese securities, its investments may be impacted by the economic, political, diplomatic and social conditions within China. Moreover, investments may be impacted by geopolitical developments such as China’s posture regarding Hong Kong and Taiwan, international scrutiny of China’s human rights record, including China’s treatment of some of its minorities and competition between the United States and China. These domestic and external conditions may trigger a significant reduction in international trade, the institution of tariffs, sanctions by governmental entities or other trade barriers, the oversupply of certain manufactured goods, substantial price reductions of goods and possible failure of individual companies and/or large segments of China’s export industry. Events such as these and their consequences are difficult to predict and could have a negative impact on a Fund’s performance, including the loss incurred from a forced sale when trade barriers or other investment restrictions cause a security to become restricted. Special risks associated with investments in China include exposure to currency fluctuations, less liquidity, expropriation, confiscatory taxation, nationalization and exchange control regulations (including currency blockage). Inflation and rapid fluctuations in inflation and interest rates have had, and may continue to have, negative effects on the economy and securities markets of China, Hong Kong and Taiwan. Also, China generally has less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information relating to Chinese issuers. These less developed systems also give rise to unofficial organizational structures and contractual arrangements which exist outside Chinese law. If Chinese regulators do not accept these structures and arrangements, the value of certain investments may be impacted with limited legal recourse for remedy.

Investments in China may subject a Fund’s investments to a number of tax rules, and the application of many of those rules may be uncertain. Moreover, China has implemented a number of tax reforms in recent years, and may amend or revise its existing tax laws and/or procedures in the future, possibly with retroactive effect. Changes in applicable Chinese tax law could reduce the after-tax profits of the Fund, directly or indirectly, including by reducing the after-tax profits of companies in China in which a Fund invests. Chinese taxes that may apply to a Fund’s investments include income tax or withholding tax on dividends, interest or gains earned by the Fund, business tax and stamp duty. Uncertainties in Chinese tax rules could result in unexpected tax liabilities for the Fund.

In December 2020, the U.S. Congress passed the Holding Foreign Companies Accountable Act (“HFCAA”). The HFCAA provides that after three consecutive years of determinations by the U.S. Public Company Accounting Oversight Board (“PCAOB”) that positions taken by authorities in China obstructed the PCAOB’s ability to inspect and investigate registered public accounting firms in mainland China and Hong Kong completely, the companies audited by those firms would be subject to a trading prohibition on U.S. markets. On August 26, 2022, the PCAOB signed a Statement of Protocol with the China Securities Regulatory Commission (“CSRC”) and the Ministry of Finance of the People’s Republic of China to grant the PCAOB access to inspect and investigate registered public accounting firms in mainland China and Hong Kong completely, consistent with U.S. law. To the extent the PCAOB remains unable to inspect audit work papers and practices of PCAOB-registered accounting firms in China with respect to their audit work of U.S. reporting companies, such inability may impose significant additional risks associated with investments in China. Further, to the extent a Fund invests in the securities of a company whose securities become subject to a trading prohibition, the Fund’s ability to transact in such securities, and the liquidity of the securities, as well as their market price, would likely be adversely affected.

Certain Funds may obtain exposure to companies based or operated in China by investing through legal structures known as variable interest entities (“VIEs”). Because of Chinese governmental restrictions on non-Chinese ownership of companies in certain industries in China, certain Chinese companies have used VIEs to facilitate foreign investment without distributing direct ownership of companies based or operated in China. In such cases, the Chinese operating company establishes an offshore company, and the offshore company enters into contractual arrangements (such as powers of attorney, equity pledge agreements and other services or business cooperation agreements) with the operating company. These contractual arrangements are intended to give the offshore company the ability to exercise power over and obtain economic rights from the operating company. Shares of the offshore company, in turn, are listed and traded on exchanges outside of China and are available to non-Chinese investors such as a Fund. This arrangement allows non-Chinese investors in the offshore company to obtain economic exposure to the Chinese company without direct equity ownership in the Chinese company. Thus, VIE structures and its contractual arrangements are not equivalent to equity ownership in the operating Chinese company, which presents additional risks.

Although VIEs are a longstanding industry practice and well known to officials and regulators in China, VIEs are not formally recognized under Chinese law. On February 17, 2023, the CSRC released the “Trial Administrative Measures of Overseas Securities Offering and Listing by Domestic Companies” (the “Trial Measures”) which went into effect on March 31, 2023. The Trial Measures will require Chinese companies that pursue listings outside of mainland China, including those that do so using the VIE structure, to make a filing with the CSRC. While the Trial Measures do not prohibit the use of VIE structures, this does not serve as a formal endorsement either. There is a risk that China may cease to tolerate VIEs at any time or impose new restrictions on the structure, in each case either generally or with respect to specific industries, sectors or companies. Investments involving a VIE may also pose additional risks because such investments are made through a company whose interests in the underlying operating company are established through contract rather than through equity ownership. For example, in the event of a dispute, the offshore company’s contractual claims with respect to the operating company may be deemed unenforceable in China, thus limiting (or eliminating) the remedies and rights available to the offshore company and its investors. Such legal uncertainty may also be exploited against the interests of the offshore company and its investors. There is also uncertainty related to the Chinese taxation of VIEs and the Chinese tax authorities could take positions that result in increased tax liabilities. Further, the interests of the equity owners of the operating company may conflict with the interests of the investors of the offshore company, and the fiduciary duties of the officers and directors of the operating company may differ from, or conflict with, the fiduciary duties of the officers and directors of the offshore company. Foreign companies listed on U.S. exchanges, including offshore companies that utilize a VIE structure, also could face delisting or other ramifications for failure to meet the requirements of the SEC, the PCAOB or other United States regulators. Any of the foregoing risks and events could negatively impact the value and liquidity of the investment in a VIE, and therefore a Fund’s performance.

Funds of Funds

The “MainStay Asset Allocation Funds,” consisting of the MainStay Conservative Allocation Fund, MainStay Equity Allocation Fund, MainStay Growth Allocation Fund, and MainStay Moderate Allocation Fund and the “MainStay ETF Asset Allocation Funds,” consisting of the MainStay Conservative ETF Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth ETF Allocation Fund and MainStay Moderate ETF Allocation Fund are each a “fund of funds,” and are collectively referred to as the “MainStay Funds of Funds.” Each of the MainStay Asset Allocation Funds seeks to achieve its investment objective by investing primarily in certain series of MainStay Funds Trust and The MainStay Funds. The MainStay Asset Allocation Funds may also invest in exchange-traded funds advised by New York Life Investments or its affiliates. The series/funds in which the MainStay Asset Allocation Funds invest may be referred to in this SAI as the “Underlying Funds.” Most of the Underlying Funds in which the MainStay Asset Allocation Funds currently invest are advised by New York Life Investments or its affiliates and are considered to be within the same “group of investment companies” as the MainStay Asset Allocation Funds. The MainStay Asset Allocation Funds do not currently invest in Underlying Funds that are not within the same “group of investment companies” as the Funds, but reserve the right to do so without prior notice to shareholders. New York Life Investments may change the Underlying Funds from time to time without prior approval from shareholders. The MainStay Asset Allocation Funds, in addition to investing primarily in Underlying Funds, may invest directly in certain liquid securities, such as the following: bank obligations, commercial paper, firm or standby commitments, lending of portfolio securities, repurchase agreements, restricted 144A and 4(a)(2) securities and reverse repurchase agreements. These securities are described later in this section.

Each MainStay ETF Asset Allocation Fund (except the MainStay Equity ETF Allocation Fund) invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in exchange-traded funds. The MainStay Equity ETF Allocation Fund invests, under normal circumstances, at least 80% of its assets (net assets plus any borrowings for investment purposes) in underlying equity exchange-traded funds. Each of the MainStay ETF Asset Allocation Funds seeks to achieve its investment objective by investing in unaffiliated passively-managed ETFs. The series/funds in which the MainStay ETF Asset Allocation Funds invest may be referred to in this SAI as the “Underlying ETFs.” The MainStay ETF Asset Allocation Funds do not currently invest in Underlying ETFs that are within the same “group of investment companies” as the MainStay ETF Asset Allocation Funds, but reserve the right to do so without prior shareholder approval. New York Life Investments may change the Underlying ETFs from time to time without prior approval from shareholders.

By investing in the Underlying Funds and Underlying ETFs (as applicable), the MainStay Funds of Funds may have an indirect investment interest in some or all of the securities and instruments described in this section depending upon how their assets are allocated among the Underlying Funds and Underlying ETFs. In general, this SAI addresses many of the investment techniques and instruments used by Underlying Funds and Underlying ETFs, although the MainStay Funds of Funds may also be subject to additional risks associated with other securities, instruments and techniques utilized by the Underlying Funds and Underlying ETFs that are not described below. The MainStay Funds of Funds will also have an indirect investment interest in other securities and instruments utilized by the Underlying Funds and Underlying ETFs. These securities and instruments are described in the Underlying Funds’ and Underlying ETFs’ current prospectuses and statements of additional information, which for the Underlying Funds and Underlying ETFs that are within the same “group of investment companies” as the MainStay Funds of Funds are available upon request, free of charge, by calling us toll-free at 800-624-6782 or on the internet at newyorklifeinvestments.com.

The Underlying Funds and Underlying ETFs may engage in investment practices, or invest in instruments to the extent permitted in the prospectus and SAI or other offering documents through which they are offered. Unless otherwise stated in the applicable prospectus or other offering documents, investment techniques are discretionary. That means the manager or subadvisor of an Underlying Fund or Underlying ETF may elect in its sole discretion to employ or not employ the various techniques. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible, or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities but, to the extent employed, could from time to time have a material impact on the performance of the Underlying Funds or Underlying ETFs. Investors should not assume that any particular discretionary investment technique will ever be employed, or if employed, that it will be employed at all times.

The MainStay Funds of Funds may invest in the Underlying Funds and Underlying ETFs (as applicable) in excess of statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the Underlying Fund or Underlying ETF (notably such fund’s ability to invest in other investment companies and certain structured finance vehicles).

Futures Transactions

A futures contract is an agreement to buy or sell an underlying instrument such as a security or currency (or to deliver a final cash settlement price in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contract), for a set price at a future date. When interest rates are changing and portfolio values are falling, futures contracts can offset a decline in the value of a Fund’s current portfolio securities. When interest rates are changing and portfolio values are rising, the purchase of futures contracts can secure better effective rates or purchase prices for the Fund than might later be available in the market when the Fund makes anticipated purchases. See “Derivative Instruments — General Discussion” for more information. For a discussion on currency futures, please see “Foreign Currency Transactions (Forward Contracts)” in this section.

In the United States, futures contracts are traded on boards of trade that have been designated as “contract markets” or registered as derivatives transaction execution facilities by the CFTC. Futures contracts generally trade on these markets through competitive trading on an electronic trading system. A Fund (with the exception of the MainStay Money Market Fund) may only enter into futures contracts or related options that are standardized and traded on a U.S. or foreign exchange or board of trade, or similar entity, or quoted on an automatic quotation system. Currently, there are futures contracts based on a variety of instruments, indices and currencies. Subject to compliance with applicable CFTC rules, the Funds also may enter into futures contracts traded on foreign futures exchanges such as those located in Frankfurt, Tokyo, London or Paris as long as trading on foreign futures exchanges does not subject a

Fund to risks that are materially greater than the risks associated with trading on U.S. exchanges, and in certain cases so long as the futures contract has received specific approval for U.S. person trading.

Positions taken in the futures markets are not normally held until delivery or final cash settlement is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by a Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities or currencies whenever it appears economically advantageous to the Fund to do so. A clearing organization associated with the exchange on which futures are traded assumes responsibility for closing-out transactions and guarantees that as between the clearing members of an exchange, the sale and purchase obligations will be performed with regard to all positions that remain open at the termination of the contract. The Funds will not enter into futures contracts to the extent that the market value of the contracts exceed 100% of a Fund’s net assets.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with its futures commission merchant a specified amount of liquid assets (“initial margin”) as a partial guarantee of its performance under the contract. The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract that is returned to the Fund upon termination of the contract assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits. A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day, as the value of the security, currency, commodity or index fluctuates, a Fund pays or receives cash, called “variation margin,” equal to the daily change in value of the futures contract. This process is known as “marking-to-market.” Variation margin does not represent a borrowing or loan by a Fund but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily NAV per share, each Fund will mark-to-market its open futures positions.

Futures on Debt Securities. Bond prices are established in both the cash market and the futures market. In the cash market, bonds are purchased and sold with payment for the full purchase price of the bond being made in cash, generally within five business days after the trade. In the futures market, only a contract is made to purchase or sell a bond in the future for a set price on a certain date. Historically, the prices for bonds established in the futures markets have tended to move generally in the aggregate in concert with the cash market prices and have maintained fairly predictable relationships.

Accordingly, a Fund may purchase and sell futures contracts on debt securities and on indices of debt securities in order to hedge against anticipated changes in interest rates that might otherwise have an adverse effect upon the value of a Fund’s securities. A Fund may also enter into such futures contracts as a substitute for the purchase of longer-term securities to lengthen or shorten the average maturity or duration of the Fund’s portfolio, and for other appropriate risk management, income enhancement and investment purposes.

For example, a Fund may take a “short” position in the futures market by selling contracts for the future delivery of debt securities held by the Fund (or securities having characteristics similar to those held by the Fund) in order to hedge against an anticipated rise in interest rates that would adversely affect the value of the Fund’s investment portfolio. When hedging of this character is successful, any depreciation in the value of portfolio securities will be substantially offset by appreciation in the value of the futures position. On other occasions, a Fund may take a “long” position by purchasing futures on debt securities. This would be done, for example, when the Fund intends to purchase particular securities and it has the necessary cash, but expects the rate of return available in the securities markets at that time to be less favorable than rates currently available in the futures markets. If the anticipated rise in the price of the securities should occur (with its accompanying reduction in yield), the increased cost to a Fund of purchasing the securities will be offset, at least to some extent, by the rise in the value of the futures position taken in anticipation of the subsequent securities purchase. A Fund could accomplish similar results by selling securities with long maturities and investing in securities with short maturities when interest rates are expected to increase, or by buying securities with long maturities and selling securities with short maturities when interest rates are expected to decline. However, by using futures contracts as a risk management technique, given the greater liquidity in the futures market than in the cash market, it may be possible to accomplish the same result more easily and more quickly.

Depending upon the types of futures contracts that are available to hedge a Fund’s portfolio of securities or portion of a portfolio, perfect correlation between that Fund’s futures positions and portfolio positions may be difficult to achieve.

Futures contracts do not exist for all types of securities and markets for futures contracts that do exist may, for a variety of reasons, be illiquid at particular times when a Fund might wish to buy or sell a futures contract.

Securities Index Futures. A securities index futures contract is an agreement in which one party agrees to deliver to the other an amount of cash equal to a specific dollar amount times the difference between the value of a specific securities index at the close of the last trading day of the contract and the price at which the agreement is made. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular securities index futures contract reflect changes in the specified index of equity securities on which the contract is based. A securities index is designed to reflect overall price trends in the market for equity securities.

A Fund may purchase and sell securities index futures to hedge the equity portion of its investment portfolio with regard to market (systematic) risk (involving the market’s assessment of overall economic prospects), as distinguished from stock-specific risk (involving the market’s evaluation of the merits of the issuer of a particular security) or to gain market exposure to that portion of the market represented by the futures contracts. The Funds may enter into securities index futures to the extent that they have equity securities in their portfolios. Similarly, the Funds may enter into futures on debt securities indices (including the municipal bond index) to the extent they have debt securities in their portfolios. In addition, to the extent that it invests in foreign securities, and subject to any applicable restriction on the Fund’s ability to invest in foreign currencies, each Fund may enter into contracts for the future delivery of foreign currencies to hedge against changes in currency exchange rates. A Fund may also use securities index futures to maintain exposure to the market, while maintaining liquidity to meet expected redemptions or pending investment in securities.

By establishing an appropriate “short” position in securities index futures, a Fund may seek to protect the value of its portfolio against an overall decline in the market for securities. Alternatively, in anticipation of a generally rising market, a Fund can seek to avoid losing the benefit of apparently low current prices by establishing a “long” position in securities index futures and later liquidating that position as particular securities are in fact acquired. To the extent that these hedging strategies are successful, a Fund will be affected to a lesser degree by adverse overall market price movements, unrelated to the merits of specific portfolio securities, than would otherwise be the case. A Fund may also purchase futures on debt securities or indices as a substitute for the purchase of longer-term debt securities to lengthen the dollar-weighted average maturity of the Fund’s debt portfolio or to gain exposure to particular markets represented by the index.

Risks of VIX Futures. A Fund may purchase and sell futures contracts that track the level of volatility indices which measure the expected future volatility of the stock market (“VIX futures”). One example of a volatility index is the CBOE Volatility Index, which attempts to reflect projected future (30-day) stock market volatility implied by the price quotes of designated options on the S&P 500 Index that are listed on the CBOE. The prices of options on the S&P 500 Index have tended to increase during periods of heightened volatility and decrease during periods of greater market stability, which would result in increases or decreases, respectively, in the level of the CBOE Volatility Index.

VIX futures are contracts in which parties buy and sell the expectation of future volatility in the value of an index of equity securities (such as the S&P 500). A VIX future references a particular market volatility index, which measures market expectations of near-term volatility in the value of a specified equity index conveyed by prices of options on that equity index. Therefore, the value of VIX futures depends on changes in the expected volatility of stock prices, and VIX futures provide a way for a Fund to seek to either hedge certain of its portfolio positions or to profit by correctly forecasting the future volatility in the stock market. However, VIX futures are subject to the risk that the Subadvisor is incorrect in its forecast of volatility for the underlying index, resulting in a Fund having to make a cash payment to settle the futures contract, and in certain instances, have the potential for unlimited loss. VIX futures also subject a Fund to leverage risk (as require only a small investment in the form of a deposit or margin) and volatility risk (as futures markets can be highly volatile). A Fund may also invest in ETNs that track volatility indices. See “Exchange Traded Notes” above for more information concerning ETNs.

Options on Futures. For bona fide hedging, risk management, income enhancement and investment and other appropriate purposes, the Funds also may purchase and write call and put options on futures contracts that are traded on exchanges that are licensed and regulated by the CFTC for the purpose of options trading, or, subject to applicable CFTC rules, on foreign exchanges.

A “call” option on a futures contract gives the purchaser the right, but not the obligation, in return for the premium paid, to purchase a futures contract (assume a “long” position) at a specified exercise price at any time before the option expires. Upon the exercise of a “call,” the writer of the option is obligated to sell the futures contract (to deliver a “long” position to the option holder) at the option exercise price, which will presumably be lower than the current market price of the contract in the futures market. The writing of a call option on a futures contract constitutes a partial hedge against declining prices of the underlying securities or the currencies in which such securities are denominated. If the futures price at expiration is below the exercise price, a Fund will retain the full amount of the option premium, which provides a partial hedge against any decline that may have occurred in the Fund’s holdings of securities or the currencies in which such securities are denominated. The purchase of a call option on a futures contract represents a means of hedging against a market advance affecting securities prices or currency exchange rates when a Fund is not fully invested or of lengthening the average maturity or duration of a Fund’s portfolio.

A “put” option on a futures contract gives the purchaser the right, in return for the premium paid, to sell a futures contract (assume a “short” position), for a specified exercise price at any time before the option expires. Upon exercise of a “put,” the writer of the option is obligated to purchase the futures contract (deliver a “short” position to the option holder) at the option exercise price, which will presumably be higher than the current market price of the contract in the futures market. If a Fund writes a put option on a futures contract on debt securities related to securities that the Fund expects to acquire and the market price of such securities increases, the net cost to a Fund of the debt securities acquired by it will be reduced by the amount of the option premium received. If market prices have declined, a Fund’s purchase price upon exercise may be greater than the price at which the debt securities might be purchased in the securities market. The purchase of put options on futures contracts may be a means of hedging a Fund’s portfolio against the risk of rising interest rates, declining securities prices or declining exchange rates for a particular currency.

When an entity exercises an option and assumes a “long” futures position, in the case of a “call,” or a “short” futures position, in the case of a “put,” its gain will be credited to its futures margin account, while the loss suffered by the writer of the option will be debited to its account. However, as with the trading of futures, most participants in the options markets do not seek to realize their gains or losses by exercise of their option rights. Instead, the writer or holder of an option will usually realize a gain or loss by buying or selling an offsetting option at a market price that will reflect an increase or a decrease from the premium originally paid.

Depending on the pricing of the option compared to either the futures contract upon which it is based or upon the price of the underlying securities, commodities or currencies, owning an option may or may not be less risky than ownership of the futures contract or underlying assets. In contrast to a futures transaction, in which only transaction costs are involved, benefits received in an option transaction will be reduced by the amount of the premium paid as well as by transaction costs. In the event of an adverse market movement, however, a Fund will not be subject to a risk of loss on the option transaction beyond the price of the premium it paid plus its transaction costs, and may consequently benefit from a favorable movement in the value of its portfolio assets in which such securities are denominated that would have been more completely offset if the hedge had been effected through the use of futures. If a Fund writes options on futures contracts, the Fund will receive a premium but will assume a risk of adverse movement in the price of the underlying futures contract comparable to that involved in holding a futures position. If the option is not exercised, a Fund will realize a gain in the amount of the premium, which may partially offset unfavorable changes in the value of assets held by or to be acquired for the Fund. If the option is exercised, a Fund will incur a loss on the option transaction, which will be reduced by the amount of the premium it has received, but which may partially offset favorable changes in the value of its portfolio assets or the currencies in which such assets are denominated.

While the holder or writer of an option on a futures contract may normally terminate its position by selling or purchasing an offsetting option of the same series, a Fund’s ability to establish and close out options positions at fairly established prices will be subject to the maintenance of a liquid market.

Risks Associated with Futures and Options on Futures Contracts. There are several risks associated with the use of futures contracts and options on futures contracts as hedging techniques, including market price, interest rate, leverage, liquidity, counterparty, operational and legal risks. There can be no assurance that hedging strategies using futures will be successful. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract, which in some cases may be unlimited. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in a Fund’s assets being hedged, even if the hedging vehicle closely correlates with a Fund’s investments, such as with stock index futures contracts. If the price of a futures contract changes more than the price of the securities, assets or currencies, a Fund will experience either a loss or a gain on the futures contracts that will not be completely offset by changes in the price of the securities, assets or currencies that are the subject of the hedge. An incorrect correlation could result in a loss on both the hedged securities, assets or currencies and the hedging vehicle so that the portfolio return might have been better had hedging not been attempted. It is not possible to hedge fully or perfectly against currency fluctuations affecting the value of securities denominated in foreign currencies because the value of such securities is likely to fluctuate as a result of independent factors not related to currency fluctuations. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on securities, including technical influences in futures trading and options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends. It is also possible that, when a Fund has sold stock index futures to hedge its portfolio against a decline in the market, the market may advance while the value of the particular securities held in the Fund’s portfolio might decline. If this were to occur, a Fund would incur a loss on the futures contracts and also experience a decline in the value of its portfolio securities.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. If no liquid market exists, a Fund would remain obligated to meet margin requirements until the position is closed.

Also, in the event of the bankruptcy or insolvency of a futures commission merchant that holds margin on behalf of a Fund, the Fund may not be entitled to the return of all the margin owed to the Fund, potentially resulting in a loss.

In addition to the risks that apply to all options transactions, there are several special risks relating to options on futures contracts. Although the Funds generally will purchase only those options and futures contracts for which there appears to be an active market, there is no assurance that a liquid market on an exchange will exist for any particular option or futures contract at any particular time. In the event no such market exists for particular options, it might not be possible to effect closing transactions in such options with the result that a Fund would have to exercise options it has purchased in order to realize any profit and would be less able to limit its exposure to losses on options it has written.

Hard Assets Securities

Hard assets securities include equity securities of “hard assets companies” and derivative securities and instruments whose value is linked to the price of a commodity or a commodity index. The term “hard assets companies” refers to companies that directly or indirectly (whether through supplier relationships, servicing agreements or otherwise) derive at least 50% of gross revenue or profit from exploration, development, production, distribution or facilitation of processes relating to: (i) precious metals (including gold), (ii) base and industrial metals, (iii) energy, or (iv) other commodities.

Since the market action of hard assets securities may move against or independently of the market trend of industrial shares, the addition of such securities to an overall portfolio may increase the return and reduce the price fluctuations of such a portfolio. There can be no assurance that an increased rate of return or a reduction in price fluctuations of a portfolio will be achieved. Hard assets securities are affected by many factors, including movement in the stock market. Inflation may cause a decline in the market, including hard assets securities. The price of precious metal and natural resource securities are particularly susceptible to volatility and there may be sharp fluctuations in prices, even during periods of rising prices. Additionally, companies engaged in the production and distribution of hard assets may be adversely affected by changes in world events, political and economic conditions, energy conservation, environmental policies, commodity price volatility, changes in exchange rates, imposition of import controls, increased competition, depletion of resources and labor relations.

High Yield Securities

Typically, high yield debt securities (sometimes called “junk bonds”) are rated below investment grade by one or more of the rating agencies or, if not rated, are determined to be of comparable quality by the relevant Subadvisor and are generally considered to be speculative. Investment in lower rated corporate debt securities typically provide greater income and increased opportunity for capital appreciation than investments in higher quality securities, but they also typically entail greater price volatility and principal and income risk. These high yield securities are regarded as predominantly speculative with respect to the issuer’s continuing ability to meet principal and interest payments.

Investment in high yield/high risk bonds involves special risks in addition to the risks associated with investments in higher rated debt securities. High yield/high risk bonds may be more susceptible to real or perceived adverse economic and competitive industry conditions than higher grade bonds. The prices of high yield/high risk bonds have been found to be less sensitive to interest-rate changes than more highly rated investments, but more sensitive to adverse economic downturns or individual corporate developments.

The secondary market on which high yield/high risk bonds are traded may be less liquid than the market for higher grade bonds. Less liquidity in the secondary trading market could adversely affect the price at which a Fund could sell a high yield/high risk bond, and could adversely affect and cause large fluctuations in the Fund’s daily NAV. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a decline in high yield/high risk bond prices because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of high yield/high risk bonds, especially in a thinly traded market.

Some high yield securities are issued by smaller, less-seasoned companies, while others are issued as part of a corporate restructuring, such as an acquisition, merger, or leveraged buyout. Companies that issue high yield securities are often highly leveraged and may not have available to them more traditional methods of financing. Therefore, the risk associated with acquiring the securities of such issuers generally is greater than is the case with investment-grade securities. Some high yield securities were once rated as investment-grade but have been downgraded to junk bond status because of financial difficulties experienced by their issuers.

If the issuer of high yield/high risk bonds defaults, a Fund may incur additional expenses to seek recovery. In the case of high yield/high risk bonds structured as zero coupon or payment-in-kind securities, the market prices of such securities are affected to a greater extent by interest rate changes, and therefore tend to be more volatile than securities that pay interest periodically and in cash.

Analysis of the creditworthiness of issuers of high yield/high risk bonds may be more complex than for issuers of higher quality debt securities, and the ability of a Fund to achieve its investment objective may, to the extent of its investment in high yield/high risk bonds, be more dependent upon such creditworthiness analysis than would be the case if the Fund were investing in higher quality bonds. When secondary markets for high yield securities are less liquid than the market for higher grade securities, it may be more difficult to value the securities because such valuation may require more research, and elements of judgment may play a greater role in the valuation because there is less reliable, objective data available.

The use of credit ratings as the sole method for evaluating high yield/high risk bonds also involves certain risks. For example, credit ratings evaluate the safety of principal and interest payments, not the market value risk of high yield/high risk bonds. Also, credit rating agencies may fail to change credit ratings on a timely basis to reflect subsequent events. If a credit rating agency changes the rating of a portfolio security held by a Fund, the Fund may retain the portfolio security if the Manager or Subadvisor, where applicable, deems it in the best interest of the Fund’s shareholders. Legislation designed to limit the use of high yield/high risk bonds in corporate transactions may have a material adverse effect on a Fund’s NAV per share and investment practices.

In addition, there may be special tax considerations associated with investing in high yield/high risk bonds structured as zero coupon or payment-in-kind securities. A Fund records the interest on these securities annually as income even though it receives no cash interest until the security’s maturity or payment date. As a result, the amounts that have accrued each year are required to be distributed to shareholders and such amounts will be taxable to shareholders. Therefore, a Fund may have to sell some of its assets to distribute cash to shareholders. These actions are likely to reduce the Fund’s assets and may thereby increase its expense ratios and decrease its rate of return.

Hybrid Instruments and Other Capital Securities

Hybrid Instruments. A hybrid instrument, or hybrid, is a derivative interest in an issuer that combines the characteristics of an equity security and a debt security. A hybrid may have characteristics that, on the whole, more strongly suggest the existence of a bond, stock or other traditional investment, but may also have prominent features that are normally associated with a different type of investment. For example, a hybrid instrument may have an interest rate or principal amount that is determined by an unrelated indicator, such as the performance of a commodity or a securities index. Moreover, hybrid instruments may be treated as a particular type of investment for one regulatory purpose (such as taxation) and may be simultaneously treated as a different type of investment for a different regulatory purpose (such as securities or commodity regulation). Hybrids can be used as an efficient means of pursuing a variety of investment goals, including increased total return and duration management. Because hybrids combine features of two or more traditional investments, and may involve the use of innovative structures, hybrids present risks that may be similar to, different from, or greater than those associated with traditional investments with similar characteristics. Some of these structural features may include, but are not limited to, structural subordination to the claims of senior debt holders, interest payment deferrals under certain conditions, perpetual securities with no final maturity date and/or maturity extension risk for callable securities should the issuer elect not to redeem the security at a predetermined call date.

Thus, an investment in a hybrid may entail significant market risks that are not associated with a similar investment in a traditional, U.S.-dollar-denominated bond with a fixed principal amount that pays a fixed rate or floating rate of interest. The purchase of hybrids also exposes a fund to the credit risk of the issuer of the hybrids. There is a risk that, under certain conditions, the redemption value of a hybrid may be zero. Depending on the level of a Fund’s investment in hybrids, these risks may cause significant fluctuations in the Fund’s NAV. Certain issuers of hybrid instruments known as structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these products may be subject to limits described below under the heading “Investment Companies.”

Other Capital Securities. Other capital securities give issuers flexibility in managing their capital structure. The features associated with these securities are predominately debt like in that they have coupons, pay interest and in most cases have a final stated maturity. There are certain features that give the companies flexibility not commonly found in fixed-income securities, which include, but are not limited to, deferral of interest payments under certain conditions and subordination to debt securities in the event of default. However, it should be noted that in an event of default the securities would typically be expected to rank senior to common equity. The deferral of interest payments is generally not an event of default for an extended period of time and the ability of the holders of such instruments to accelerate payment under terms of these instruments is generally more limited than other debt securities.

Trust Preferred Securities. Trust preferred securities are typically issued by corporations, generally in the form of interest bearing notes with preferred securities characteristics, or by an affiliated business trust of a corporation, generally in the form of beneficial interests in subordinated debentures or similarly structured securities. The trust preferred securities market consists of both fixed and adjustable coupon rate securities that are either perpetual in nature or have stated maturity dates.

Trust preferred securities are typically junior and fully subordinated liabilities of an issuer or the beneficiary of a guarantee that is junior and fully subordinated to the other liabilities of the guarantor. Trust preferred securities have many of the key characteristics of equity due to their subordinated position in an issuer’s capital structure and because their quality and value are heavily dependent on the profitability of the issuer rather than on any legal claims to specific assets or cash flows.

Illiquid Investments

A Fund may acquire an illiquid investment so long as immediately after the acquisition the Fund would not have invested more than 15% of its net assets in illiquid investments that are assets (5% of “total assets,” as that term is defined in Rule 2a-7 under the 1940 Act, for the MainStay Money Market Fund). A Fund will consider taking measures to reduce its holdings of illiquid investments if they exceed the percentage limitation as a result of changes in the values of the investments or if liquid investments have become illiquid.

An illiquid investment for each Fund, other than the MainStay Money Market Fund, means any investment that the Manager or Subadvisor reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. With respect to the MainStay Money Market Fund, illiquid security means a security that cannot be sold or disposed of in the ordinary course of business within seven calendar days at approximately the value ascribed to it by the Fund. Illiquid investments may include repurchase agreements maturing in more than seven days.

The Funds, other than the MainStay Money Market Fund, have implemented a written liquidity risk management program and related procedures (“Liquidity Program”) that is reasonably designed to assess and manage the Funds’ “liquidity risk” (defined by the SEC as the risk that a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund). The liquidity classification of each investment will be made after reasonable inquiry and taking into account, among other things, market, trading and investment-specific considerations deemed to be relevant to the liquidity classification of each Fund’s investments in accordance with the Liquidity Program.

The lack of an established secondary market may make it more difficult to value illiquid investments, requiring a Fund to rely on judgments that may be somewhat subjective in determining value, which could vary from the amount that a Fund could realize upon disposition. Often, illiquid investments will be valued in accordance with fair valuation procedures adopted by the Board. An investment’s illiquidity might prevent the sale of such investment at a time when the Manager or Subadvisor might wish to sell, and these investments could have the effect of decreasing a Fund’s liquidity. Difficulty in selling an investment, particularly an illiquid investment, may result in a loss or may be costly to a Fund.

Indexed Securities and Structured Notes

Structured notes are derivative debt instruments, the interest rate or principal of which is determined by an unrelated indicator (for example, a currency, security, commodity or index thereof). The terms of the instrument may be “structured” by the purchaser and the borrower issuing the note. Indexed securities may include structured notes as well as securities other than debt securities, the interest rate or principal of which is determined by an unrelated indicator. Indexed securities may include a multiplier that multiplies the indexed element by a specified factor and, therefore, the value of such securities may be very volatile. The terms of structured notes and indexed securities may provide that in certain circumstances no principal is due at maturity, which may result in a loss of invested capital. Structured notes and indexed securities may be positively or negatively indexed, so that appreciation of the unrelated indicator may produce an increase or a decrease in the interest rate or the value of the structured note or indexed security at maturity may be calculated as a specified multiple of the change in the value of the unrelated indicator. Therefore, the value of such notes and securities may be very volatile. Structured notes and indexed securities may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the unrelated indicator. Structured notes or indexed securities also may be more volatile, less liquid, and more difficult to accurately price than less complex securities and instruments or more traditional debt securities. To the extent a Fund invests in these notes and securities, however, the Manager or Subadvisor analyzes these notes and securities in its overall assessment of the effective duration of the Fund’s holdings in an effort to monitor the Fund’s interest rate risk.

Certain issuers of structured products may be deemed to be investment companies as defined in the 1940 Act. As a result, the Funds’ investments in these structured products may be subject to limits applicable to investments in investment companies and may be subject to restrictions contained in the 1940 Act.

Industrial Development and Pollution Control Bonds

Industrial Development Bonds that pay tax-exempt interest are, in most cases, revenue bonds and are issued by, or on behalf of, public authorities to raise money to finance various privately operated facilities for business, manufacturing, housing, sports and pollution control. These bonds are also used to finance public facilities such as airports, mass transit systems, ports and parking. Consequently, the credit quality of these securities depends upon the ability of the user of the facilities financed by the bonds and any guarantor to meet its financial obligations. These bonds are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user.

Industrial Development and Pollution Control Bonds, although nominally issued by municipal authorities, are generally not secured by the taxing power of the municipality but are secured by the revenues of the authority derived from payments by the industrial user. Industrial Development Bonds issued after August 7, 1986, as well as certain other bonds, are now classified as “private activity bonds.” Some, but not all, private activity bonds issued after that date qualify to pay tax-exempt interest.

Inflation/Deflation Risk

A Fund’s investments may be subject to inflation risk, which is the risk that the real value (i.e., nominal price of the asset adjusted for inflation) of assets or income from investments will be less in the future because inflation decreases the purchasing power and value of money (i.e., as inflation increases, the real value of a Fund’s assets can decline). Inflation rates may change frequently and significantly as a result of various factors, including unexpected shifts in the domestic or global economy and changes in monetary or economic policies (or expectations that these policies may change). A Fund’s investments may not keep pace with inflation, which would adversely affect the real value of Fund shareholders’ investment in the Fund. This risk is greater for fixed-income instruments with longer maturities.

Deflation risk is the risk that prices throughout the economy decline over time. Deflation may have an adverse effect on the creditworthiness of issuers and may make issuer default more likely, which may result in a decline in the value of a Fund’s assets.

Information Regarding Investments in a Fund by Management or Affiliates

The Manager, a Subadvisor or their affiliates may, from time to time, make initial or subsequent investments in a Fund. These investments may be redeemed from a Fund at any time, which may adversely impact the Fund and its shareholders. Additionally, the Manager, a Subadvisor or their affiliates may choose to hedge all or part of their investment in a Fund. It is not expected that any such hedge will adversely impact any Fund.

Infrastructure Industry Risk

The MainStay MacKay U.S. Infrastructure Bond Fund and the MainStay CBRE Global Infrastructure Fund have greater exposure to adverse economic, regulatory, political, legal and other changes affecting the issuers of infrastructure-related securities. Infrastructure-related businesses are subject to a variety of factors that may adversely affect their business or operations, including high interest costs in connection with capital construction programs, costs associated with environmental and other regulations, the effects of economic slowdown and surplus capacity, increased competition from other providers of services, uncertainties concerning the availability of fuel at reasonable prices, the effects of energy conservation policies and other factors. Additionally, infrastructure-related entities may be subject to regulation by various governmental authorities and may also be affected by governmental regulation of rates charged to customers, service interruption and/or legal challenges due to environmental, operational or other mishaps and the imposition of special tariffs and changes in tax laws, regulatory policies and accounting standards as well as federal and state or local funding for infrastructure projects. There is also the risk that corruption may negatively affect publicly-funded infrastructure projects, resulting in delays and cost overruns.

Specific infrastructure assets in which each Fund invests may be subject to the following additional risks:

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communication infrastructure companies are subject to risks involving changes in government regulation, competition, dependency on patent protection, equipment incompatibility, changing consumer preferences, technological obsolescence and large capital expenditures and debt burdens.

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energy infrastructure companies are subject to adverse changes in fuel prices, the effects of energy conservation policies and other risks, such as increased regulation, negative effects of economic slowdowns, reduced demand, cleanup and litigation costs as a result of environmental damage, changing and international politics and regulatory policies of various governments. Natural disasters or terrorist attacks damaging sources of energy supplies will also negatively impact energy companies.

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social infrastructure companies are subject to government regulation and the costs of compliance with such regulations and delays or failures in receiving required regulatory approvals. The enactment of new or additional regulatory requirements may negatively affect the business of a social infrastructure company.

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transportation infrastructure companies can be significantly affected by economic changes, fuel prices, labor relations, insurance costs and government regulations. Transportation infrastructure companies will also be negatively impacted by natural disasters or terrorist attacks.

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utility company revenues and costs are subject to regulation by states and other regulators. Regulatory authorities also may restrict a company’s access to new markets. Utilities companies may incur unexpected increases in fuel and other operating costs. Utilities are also subject to considerable costs associated with environmental compliance, nuclear waste clean-up and safety regulation.

Initial Public Offerings

Initial public offerings (“IPOs”) of securities occur when a company first offers its securities to the public. Although companies can be any age or size at the time of their IPO, they are often smaller and have limited operating histories, which may involve a greater potential for the value of their securities to be impaired following the IPO.

Investors in IPOs can be adversely affected by substantial dilution in the value of their shares, by the issuance of additional shares and by concentration of control in existing management and principal shareholders. In addition, all of the factors that affect stock market performance may have a greater impact on the shares of IPO companies.

The price of a company’s securities may be highly unstable at the time of its IPO and for a period thereafter due to market psychology prevailing at the time of the IPO, the absence of a prior public market, the small number of shares available and limited availability of investor information. As a result of this or other factors, a Fund’s Subadvisor might decide to sell a security issued through an IPO more quickly than it would otherwise, which may result in a significant gain or loss and greater transaction costs to the Fund. Any gains from shares held for one year or less may be treated as short-term gains, and be taxable as ordinary income to a Fund’s shareholders. In addition, IPO securities may be subject to varying patterns of trading volume and may, at times, be difficult to sell without an unfavorable impact on prevailing prices.

The effect of an IPO investment can have a magnified impact on a Fund’s performance if the Fund’s asset base is small. Consequently, IPOs may constitute a significant portion of a Fund’s returns particularly when the Fund is small. Since the number of securities issued in an IPO is limited, it is likely that IPO securities will represent a small component of a Fund’s assets as it increases in size and therefore have a more limited effect on the Fund’s performance.

There can be no assurance that IPOs will continue to be available for a Fund to purchase. The number or quality of IPOs available for purchase by a Fund may vary, decrease or entirely disappear. In some cases, a Fund may not be able to purchase IPOs at the offering price, but may have to purchase the shares in the after-market at a price greatly exceeding the offering price, making it more difficult for the Fund to realize a profit.

Interfund Lending

The Funds have obtained an exemptive order from the SEC allowing the Funds to lend money to, and borrow money from, each other pursuant to a master interfund lending agreement (the “Interfund Lending Program”). Under the Interfund Lending Program, the Funds (other than a money market fund) may lend or borrow money for temporary purposes directly to or from one another (an “Interfund Loan”), subject to meeting the conditions of the SEC exemptive order. All Interfund Loans would consist only of uninvested cash reserves that the lending Fund otherwise would invest in short-term repurchase agreements or other short-term instruments.

If a Fund has outstanding bank borrowings, any Interfund Loans to the Fund will: (a) be at an interest rate equal to or lower than that of any outstanding bank loan, (b) be secured at least on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral, (c) have a maturity no longer than any outstanding bank loan (and in any event not over seven days), and (d) provide that, if an event of default occurs under any agreement evidencing an outstanding bank loan to the Fund, that event of default will automatically (without need for action or notice by the lending Fund) constitute an immediate event of default under the master interfund lending agreement, entitling the lending Fund to call the Interfund Loan immediately (and exercise all rights with respect to any collateral), and that such call will be made if the lending bank exercises its right to call its loan under its agreement with the borrowing Fund. The Funds are currently parties to a line of credit which restricts a Fund’s ability to participate in interfund lending while the Fund has an outstanding balance on the line of credit.

A Fund may borrow on an unsecured basis through the Interfund Lending Program only if its outstanding borrowings from all sources immediately after the borrowing total 10% or less of its total assets, provided that if the Fund has a secured loan outstanding from any other lender, including but not limited to another Fund, the Fund’s borrowing will be secured on at least an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding loan that requires collateral. If a Fund’s total outstanding borrowings immediately after an Interfund Loan under the Interfund Lending Program exceed 10% of its total assets, the Fund may borrow through the Interfund Lending Program on a secured basis only. A Fund may not borrow under the Interfund Lending Program or from any other source if its total outstanding borrowings immediately after the borrowing would be more than 33 1/3% of its total assets or any lower threshold provided for by a Fund’s fundamental restriction or non-fundamental policy.

No Fund may lend to another Fund through the Interfund Lending Program if the loan would cause the lending Fund’s aggregate outstanding loans through the Interfund Lending Program to exceed 15% of its current net assets at the time of the loan. A Fund’s Interfund Loans to any one Fund shall not exceed 5% of the lending Fund’s net assets. The duration of Interfund Loans will be limited to the time required to receive payment for securities sold, but in no event more than seven days, and for purposes of this condition, loans effected within seven days of each other will be treated as separate loan transactions. Each Interfund Loan may be called on one business day’s notice by a lending Fund and may be repaid on any day by a borrowing Fund.

The limitations detailed above and the other conditions of the SEC exemptive order permitting interfund lending are designed to minimize the risks associated with interfund lending for both the lending Fund and the borrowing Fund. However, no borrowing or lending activity is without risk. When a Fund borrows money from another Fund, there is a risk that the Interfund Loan could be called on one day’s notice or not renewed, in which case the Fund may have to borrow from a bank at higher rates if an Interfund Loan is not available from another Fund. Interfund Loans are subject to the risk that the borrowing Fund could be unable to repay the loan when due, and a delay in repayment to a lending Fund could result in a lost opportunity or additional lending costs. No Fund may borrow more than the amount permitted by its investment limitations.

Investment Companies

A Fund may invest in securities of other investment companies, including ETFs and business development companies, subject to limitations prescribed by the 1940 Act and any applicable investment restrictions described in the Fund’s Prospectus and SAI and count such holdings towards various guideline tests (such as the 80% test required under Rule 35d-1 under the 1940 Act). These securities represent interests in professionally managed portfolios that may invest in various types of instruments pursuant to a wide range of investment styles. Investing in other investment companies involves substantially the same risks as investing directly in the underlying instruments, but may involve duplicative management and advisory fees and operating expenses. Certain types of investment companies, such as closed-end investment companies, issue a fixed number of shares that trade on a stock exchange or OTC at a premium or a discount to their NAV per share. Others are continuously offered at NAV per share but may also be traded in the secondary market. Each Fund indirectly will bear its proportionate share of any management fees and other expenses paid by the investment companies in which the Fund invests in addition to the fees and expenses the Fund bears directly in connection with its own operations.

Among other things, the 1940 Act limitations generally prohibit a Fund from: (1) acquiring more than 3% of the voting shares of an investment company; (2) investing more than 5% of the Fund’s total assets in securities of any one investment company; and (3) investing more than 10% of the Fund’s total assets in securities of all investment companies. These restrictions do not apply to the MainStay Funds of Funds and typically do not apply to certain investments in money market funds, including money market funds advised by the Manager. The Funds’ investments in money market funds may include money market funds managed by New York Life Investments that are offered for sale only to the Funds and other funds within the MainStay Group of Funds such as the MainStay U.S. Government Liquidity Fund. The MainStay U.S. Government Liquidity Fund invests 99.5% or more of its total assets in cash, “government securities” and/or repurchase agreements that are “collateralized fully” (i.e. collateralized by cash and/or government securities) so as to qualify as a “government money market fund” pursuant to Rule 2a-7 under the 1940 Act. A Fund may invest in money market funds for various cash management purposes. In addition, no Fund (with the exception of the MainStay Funds of Funds) may acquire the securities of registered open-end investment companies or registered unit investment trusts in reliance on Section 12(d)(1)(F) or 12(d)(1)(G) of the 1940 Act. Certain underlying funds may be advised or subadvised by New York Life Investments or its affiliates. These advisers and subadvisors are under common control with New York Life Investments and the underlying funds advised by those entities are considered to be in the same “group of investment companies” as the Funds for purposes of Section 12(d)(1)(G) of the 1940 Act. For example, exchange-traded funds advised by IndexIQ Advisors LLC are considered to be in the same group of investment companies as the Funds because IndexIQ Advisors LLC and New York Life Investments are under common control. For purposes of determining compliance with a Fund’s policy on concentrating its investments in any one industry, the Funds will consider the portfolio positions of the underlying investment companies (at the time of purchase) in which the Funds invest to the extent reasonably practicable based on information publicly available to the Funds as shareholders in these underlying investment companies.

The Funds may invest in securities of other investment companies, including ETFs and money market funds, subject to statutory limitations prescribed by the 1940 Act or exemptive relief or regulations thereunder. For more information, please see “Exchange-Traded Funds.”

Potential conflicts of interest situations could occur where a Fund’s portfolio manager is subject to competing interests that have the potential to influence his or her decision to invest a Fund’s assets in a fund managed by New York Life Investments. For example, the MainStay U.S. Government Liquidity Fund, along with other money market funds managed by New York Life Investments, is available as an investment option for portfolio managers of each Fund. New York Life Investments and its affiliates would generate additional revenue from a Fund’s investments in these money market funds as compared to investments in money market funds sponsored by third parties. A portfolio manager may also have an incentive to invest in the MainStay U.S. Government Liquidity Fund or another fund managed by New York Life Investments to increase the fund’s assets under management or otherwise support the fund. Moreover, a situation could occur where the best interests of the Fund could be adverse to the best interests of the Mainstay U.S. Government Liquidity Fund or another fund managed by New York Life Investments or vice versa. These incentives may result in decisions that adversely impact a Fund. Like any other Fund investment, it is possible for a Fund to lose money by investing in other funds.

New York Life Investments and the portfolio managers have a fiduciary duty to each Fund to act in that Fund’s best interests when selecting underlying funds. Under the oversight of the Board and pursuant to applicable policies and procedures, New York Life Investments will carefully analyze any such situation and take all steps it believes to be necessary to minimize and, where possible, eliminate potential conflicts.

Lending of Portfolio Securities

A Fund may lend portfolio securities to certain broker/dealers and institutions to the extent permitted by the 1940 Act, as modified or interpreted by regulatory authorities having jurisdiction, from time to time, in accordance with procedures adopted by the Board. By lending its securities, a Fund attempts to increase its net investment income through the receipt of lending fees or the spread received in connection with the investment of cash collateral. Any gain or loss in the market price of the securities loaned that might occur during the term of the loan would belong to the Fund. Such loans must be secured by collateral in cash, U.S. Treasury securities and/or U.S. government agency securities that are issued or guaranteed by the United States government or its agencies or instrumentalities maintained on a current basis in an amount at least equal to 100% of the current market value of the securities loaned. A Fund may call a loan and obtain the securities loaned at any time generally on less than five days’ notice. For the duration of a loan, the Fund would continue to receive the equivalent of the interest or dividends paid by the issuer on the securities loaned and would also receive compensation from the investment of cash collateral or lending fees to the extent the borrower pledges securities instead of cash. A Fund would not, however, have the right to vote any securities having voting rights during the existence of the loan, but the Fund may call the loan in anticipation of an important vote to be taken among holders of the securities or of the giving or withholding of their consent on a material matter affecting the investment. The MainStay Group of Funds, on behalf of certain of the Funds, has entered into an agency agreement with JPMorgan Chase Bank, N.A. (“JPMorgan”), which acts as the Funds’ agent in making loans of portfolio securities, subject to the supervision and control of the Manager or a Subadvisor, as the case may be.

As with other extensions of credit, there are risks of delay in recovery of, or even loss of rights in, the collateral should the borrower of the securities fail financially or breach its agreement with a Fund. A Fund also bears the risk that the borrower may fail to return the securities in a timely manner or at all, either because the borrower fails financially or for other reasons, such as the financial failure of the securities lending agent. A Fund could experience delays and costs in recovering the loaned securities or in gaining access to and liquidating the collateral, which could result in actual financial loss and which could interfere with portfolio management decisions or the exercise of ownership rights in the loaned securities. However, the loans would be made only to firms deemed by the Manager or a Subadvisor or its agent to be creditworthy and when the consideration that can be earned currently from securities loans of this type, justifies the attendant risk. If the Manager or a Subadvisor determines to make securities loans, it is intended that the value of the securities loaned will not exceed 33 1/3% of the value of the total assets of the lending Fund, including the value of any cash collateral received.

While securities are on loan, each Fund is subject to: the risk that the borrower may default on the loan and that the collateral could be inadequate in the event the borrower defaults; the risk that the earnings on any cash collateral invested may not be sufficient to pay fees incurred in connection with the loan; the risk that the principal value of any cash collateral invested may decline and may not be sufficient to pay back the borrower for amount of the collateral posted; the risk that the borrower may use the loaned securities to cover a short sale which may place downward pressure on the market prices of the loaned securities; the risk that return of loaned securities could be delayed and could interfere with portfolio management decisions; and the risk that any efforts to recall the securities for purposes of voting may not be effective.

The Funds, subject to certain conditions and limitations, are permitted to invest cash collateral and uninvested cash in one or more money market funds that are managed by the Manager, its affiliates or unaffiliated third-party investment advisers.

LIBOR Replacement

The terms of many investments, financings or other transactions in the U.S. and globally have been historically tied to LIBOR, which functions as a reference rate or benchmark for various commercial and financial contracts. LIBOR may be a significant factor in determining payment obligations under derivatives transactions, the cost of financing of Fund investments or the value or return on certain other Fund investments. As a result, LIBOR may be relevant to, and directly affect, a Fund’s performance, price volatility, liquidity and value, as well as the price volatility, liquidity and value of the assets that the Fund holds.

Although some LIBOR-based or formerly LIBOR-based instruments may have contemplated a scenario where LIBOR is no longer available by providing for an alternative rate-setting methodology and/or increased costs for certain LIBOR-related instruments or financing transactions, others may not have had such provisions and there may be significant uncertainty regarding the effect of any such alternative methodologies. Instruments that included robust fallback provisions to facilitate the transition from LIBOR to an alternative reference rate may also have included adjustments that do not adequately compensate the holder for the different characteristics of the alternative reference rate. Such fallback provisions may have resulted in a value transfer from one party to the instrument to the counterparty. Additionally, because such provisions may differ across instruments (e.g., hedges versus cash positions hedged, or investments in structured finance products transitioning to a different rate or at a different time as the assets underlying those structured finance products), the transition from LIBOR to differing alternative reference rates or using different adjustments may give rise to basis risk and render hedges less effective. Any such effects of the transition process, including unforeseen effects, could result in losses to a Fund. Fund investments may also be tied to other discontinued reference rates with respect to other currencies, which also will likely face similar issues. In many cases, in the event that an instrument falls back to an alternative reference rate, including SOFR or any reference rate based on SOFR, the alternative reference rate will not perform the same as LIBOR would have and may not include adjustments to such alternative reference rate that are reflective of current economic circumstances or differences between such alternative reference rate and LIBOR. SOFR is based on a secured lending markets in U.S. government securities and does not reflect credit risk in the interbank lending market in the way that LIBOR did. The alternative reference rates are generally secured by U.S. treasury securities and reflect the performance of the overnight repo market for U.S. treasury securities and not the interbank lending markets. In the event of a credit crisis, floating rate instruments using alternative reference rates could therefore perform differently than those instruments using a rate indexed to the interbank lending market.

The IRS has issued regulations regarding the tax consequences of the transition from LIBOR or another interbank offered rate (“IBOR”) to a new reference rate in debt instruments and non-debt contracts. Under the regulations, alteration or modification of the terms of a debt instrument to replace an operative rate that uses a discontinued IBOR with a qualified rate (as defined in the regulations) including true up payments equalizing the fair market value of contracts before and after such IBOR transition, to add a qualified rate as a fallback rate to a contract whose operative rate uses a discontinued IBOR or to replace a fallback rate that uses a discontinued IBOR with a qualified rate would not be taxable. The IRS may provide additional guidance, with potential retroactive effect.

These developments could negatively impact financial markets in general and present heightened risks, including with respect to a Fund’s investments.

Loan Participation Interests

A Fund may invest in participation interests in loans. A Fund’s investment in loan participation interests may take the form of participation interests in, or assignments or novations of a corporate loan (“Participation Interests”). The Participation Interests may be acquired from an agent bank, co-lenders or other holders of Participation Interests (“Participants”). In a novation, a Fund would assume all of the rights of the lender in a corporate loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. As an alternative, a Fund may purchase an assignment of all or a portion of a lender’s interest in a corporate loan, in which case the Fund may be required generally to rely on a third-party agent bank, acting on behalf of the Participants, to demand payment and enforce the lenders’ rights and exercise their remedies against the borrower, but would otherwise be entitled to the direct benefit of all such lender rights and remedies.

A Fund may also purchase participations in a portion of the rights of the lender in a corporate loan. In such a case, the Fund will be entitled to receive payments of principal, interest and fees, if any, but generally will not be entitled to enforce its rights directly against the borrower; rather the Fund must rely on the agent bank and/or the seller of the participation for that purpose. A Fund will not act as an agent bank, guarantor or sole negotiator of a credit facility with respect to a corporate loan. In addition, an agent bank may be responsible for various services with respect to the loan including, recordkeeping or other services (such as interest payment services) with respect to Loan Participation Interests held by a Fund and the related loan documentation. These services may be subject to risks of, among other things, computational errors, cyber-attacks, delays, and the bankruptcy or insolvency of such agents. The Funds are also subject to the risk of loss caused by human error and system or control failures by these agents. All these risks may affect the Funds, the Funds’ investments and the Funds’ investment performance.

In a typical corporate loan involving the sale of Participation Interests, the agent bank administers the terms of the corporate loan agreement and is responsible for the collection of principal and interest and fee payments to the credit of all lenders that are parties to the corporate loan agreement. The agent bank in such cases will be qualified under the 1940 Act to serve as a custodian for registered investment companies. A Fund generally will rely on the agent bank or an intermediate Participant to collect its portion of the payments on the corporate loan. The agent bank may monitor the value of the collateral and, if the value of the collateral declines, may take certain action, including accelerating the corporate loan, giving the borrower an opportunity to provide additional collateral or seeking other protection for the benefit of the Participants in the corporate loan, depending on the terms of the corporate loan agreement. Furthermore, unless under the terms of a participation agreement a Fund has direct recourse against the borrower (which is unlikely), a Fund will rely on the agent bank to use appropriate creditor remedies against the borrower. The agent bank also is responsible for monitoring compliance with covenants, if any, contained in the corporate loan agreement and for notifying holders of corporate loans of any failures of compliance. Typically, under corporate loan agreements, the agent bank is given discretion in enforcing the corporate loan agreement, and is obligated to follow the terms of the loan agreements and use only the same care it would use in the management of its own property. For these services, the borrower compensates the agent bank. Such compensation may include special fees paid on structuring and funding the corporate loan and other fees paid on a continuing basis.

A financial institution’s employment as an agent bank may be terminated in the event that it fails to observe the requisite standard of care, becomes insolvent, or has a receiver, conservator or similar official appointed for it by the appropriate bank regulatory authority or becomes a debtor in a bankruptcy proceeding. Generally, a successor agent bank will be appointed to replace the terminated bank and assets held by the agent bank under the corporate loan agreement should remain available to holders of corporate loans. If, however, assets held by the agent bank for the benefit of a Fund were determined by an appropriate regulatory authority or court to be subject to the claims of the agent bank’s general or secured creditors, the Fund might incur certain costs and delays in realizing payment on a corporate loan, or suffer a loss of principal and/or interest. In situations involving intermediate Participants similar risks may arise.

When a Fund acts as co-lender in connection with Participation Interests or when a Fund acquires a Participation Interest the terms of which provide that the Fund will be in privity of contract with the corporate borrower, the Fund will have direct recourse against the borrower in the event the borrower fails to pay scheduled principal and interest. In all other cases, the Fund will look to the agent bank to enforce appropriate credit remedies against the borrower. In acquiring Participation Interests a Fund’s Manager or Subadvisor will conduct analysis and evaluation of the financial condition of each such co-lender and participant to ensure that the Participation Interest meets the Fund’s qualitative standards. There is a risk that there may not be a readily available market for Participation Interests and, in some cases, this could result in a Fund disposing of such securities at a substantial discount from face value or holding such security until maturity. When a Fund is required to rely upon a lending institution to pay the Fund principal, interest, and other amounts received by the lending institution for the loan participation, the Fund will treat both the borrower and the lending institution as an “issuer” of the loan participation for purposes of certain investment restrictions pertaining to the diversification and concentration of the Fund’s portfolio.

Purchasers of loans and other forms of direct indebtedness depend primarily upon the creditworthiness of the corporate borrower for payment of principal and interest. If a Fund does not receive scheduled interest or principal payments on such indebtedness, the Fund’s share price and yield could be adversely affected. Loans that are fully secured offer a Fund more protection than an unsecured loan in the event of non-payment of scheduled interest or principal. However, there is no assurance that the liquidation of collateral from a secured loan would satisfy the corporate borrower’s obligation, or that the collateral can be liquidated.

Each Fund may invest in loan participations with credit quality comparable to that of issuers of its portfolio investments. Indebtedness of companies whose creditworthiness is poor involves substantially greater risks, and may be highly speculative. Some companies may never pay off their indebtedness or may pay only a small fraction of the amount owed. Consequently, when investing in indebtedness of companies with poor credit, a Fund bears a substantial risk of losing the entire amount invested.

Loans and other types of direct indebtedness may not be readily marketable and may be subject to restrictions on resale. In some cases, negotiations involved in disposing of indebtedness may require weeks to complete. Consequently, some indebtedness may be difficult or impossible to dispose of readily at what the Manager or Subadvisor believes to be a fair price. In addition, valuation of illiquid indebtedness involves a greater degree of judgment in determining a Fund’s NAV than if that value were based on available market quotations and could result in significant variations in a Fund’s daily share price. At the same time, some loan interests are traded among certain financial institutions and accordingly may be deemed liquid. As the market for different types of indebtedness develops, the liquidity of these instruments is expected to improve.

Investment in loans through a direct assignment of the financial institution’s interests with respect to the loan may involve additional risks to a Fund. For example, if a loan is foreclosed, a Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, a Fund could be held liable as co-lender. It is unclear whether loans and other forms of direct indebtedness offer securities law protections against fraud and misrepresentation. In the absence of definitive regulatory guidance, a Fund will rely on the Manager’s or Subadvisor’s research in an attempt to avoid situations where fraud or misrepresentation could adversely affect the Fund.

Floating Rate Loans. Floating rate loans are provided by banks and other financial institutions to corporate customers. Companies undertake these loans to finance acquisitions, buy-outs, recapitalizations or other leveraged transactions. Typically, these loans are the most senior source of capital in a borrower’s capital structure and have certain of the borrower’s assets pledged as collateral although they may not be fully collateralized and may be uncollateralized. The borrower pays interest and principal to the lenders.

A senior loan in which a Fund may invest typically is structured by a group of lenders. This means that the lenders participate in the negotiations with the borrower and in the drafting of the terms of the loan. The group of lenders often consists of commercial and investment banks, thrift institutions, insurance companies, finance companies, mutual funds and other institutional investment vehicles or other financial institutions. One or more of the lenders, referred to as the agent bank, usually administers the loan on behalf of all the lenders. In addition, to the extent a Fund holds a loan through a financial intermediary, or relies on a financial intermediary to administer the loan, the Fund’s investment, including receipt of principal and interest relating to the loan, will be subject to the credit risk of the intermediary.

Secondary trades of senior loans may have extended settlement periods. Any settlement of a secondary market purchase of senior loans in the ordinary course, on a settlement date beyond the period expected by loan market participants (i.e., T+7 for par/near par loans and T+20 for distressed loans, in other words more than seven or twenty business days beyond the trade date, respectively) is subject to the “delayed compensation” rules prescribed by the Loan Syndications and Trading Association (“LSTA”) and addressed in the LSTA’s standard loan documentation for par/near par trades and for distressed trades. “Delayed compensation” is a pricing adjustment comprised of certain interest and fees, which is payable between the parties to a secondary loan trade. The LSTA introduced a requirements-based rules program in order to incentivize shorter settlement times for secondary transactions and discourage certain delay tactics that create friction in the loan syndications market by, among other things, mandating that the buyer of a senior loan satisfy certain “basic requirements” as prescribed by the LSTA no later than T+5 in order for the buyer to receive the benefit of interest and other fees accruing on the purchased loan from and after T+7 for par/near par loans (for distressed trades, T+20) until the settlement date, subject to certain specific exceptions. These “basic requirements” generally require a buyer to execute the required trade documentation and to be, and remain, financially able to settle the trade no later than T+7 for par/near par loans (and T+20 for distressed trades). In addition, buyers are required to fund the purchase price for a secondary trade upon receiving notice from the agent of the effectiveness of the trade in the agent’s loan register. A Fund, as a buyer of a senior loan in the secondary market, would need to meet these “basic requirements” or risk forfeiting all or some portion of the interest and other fees accruing on the loan from and after T+7 for par/near par loans (for distressed trades, T+20) until the settlement date. The “delayed compensation” mechanism does not mitigate the other risks of delayed settlement or other risks associated with investments in senior loans.

A Fund may invest in a floating rate loan in one of three ways: (1) it may make a direct investment in the loan by participating as one of the lenders; (2) it may purchase a participation interest; or (3) it may purchase an assignment. A Fund may make a direct investment in a floating rate loan pursuant to a primary syndication and initial allocation process (i.e., buying an unseasoned loan issue). Participation interests are interests issued by a lender or other financial institution, which represent a fractional interest in a loan that continues to be directly owned by the issuing lender. A Fund may acquire participation interests from a lender or other holders of participation interests. Holders of participation interests are referred to as participants. An assignment represents a portion of a loan previously owned by a different lender. Unlike when a Fund purchases a participation interest, a Fund that purchases an assignment will become a lender for the purposes of the relevant loan agreement.

A Fund can purchase a loan by signing as a direct lender under the loan document or by purchasing an assignment interest from the underwriting agent shortly after the initial funding on a basis which is consistent with the initial allocation under the syndication process. This is known as buying in the “primary” market. Such an investment is typically made at or about a floating rate loan’s “par” value, which is its face value. From time to time, lenders in the primary market will receive an up-front fee for committing to purchase a floating rate loan that is being originated. In such instances, the fee received is reflected on the books of the Fund as a discount to the loan’s par value. The discount is then amortized over the life of the loan, which would effectively increase the yield a Fund receives on the investment.

If a Fund purchases an existing assignment of a floating rate loan, or purchases a participation interest in a floating rate loan, it is said to be purchasing in the “secondary” market. Purchases of floating rate loans in the secondary market may take place at, above, or below the par value of a floating rate loan. Purchases above par will effectively reduce the amount of interest received by the Fund through the amortization of the purchase price premium, whereas purchases below par will effectively increase the amount of interest received by the Fund through the amortization of the purchase price discount. Where reduced primary investment opportunities in floating rate loans exist, a Fund may be able to invest in floating rate loans only through participation interests or assignments. If a Fund purchases an assignment from a lender, the Fund will generally have direct contractual rights against the borrower in favor of the lenders. On the other hand, if a Fund purchases a participation interest either from a lender or a participant, the Fund typically will have established a direct contractual relationship with the seller of the participation interest, but not with the borrower. Consequently, the Fund is subject to the credit risk of the lender or participant who sold the participation interest to the Fund, in addition to the usual credit risk of the borrower. Therefore, when a Fund invests in floating rate loans through the purchase of participation interests, the Manager or Subadvisor must consider the creditworthiness of the agent bank and any lenders and participants interposed between the Fund and a borrower. This secondary market is private and unregulated, and there is no organized exchange or board of trade on which floating rate loans are traded. Floating rate loans often trade in large denominations. Trades can be infrequent, and the market may be volatile.

Floating rate loans generally are subject to extended settlement periods that may be longer than seven days and may require the consent of the borrower and/or agent prior to their sale or assignment. These factors may impair, delay or negate a Fund’s ability to generate cash through the liquidation of floating rate loans to repay debts, fund redemptions, or for any other purpose.

Typically, floating rate loans are secured by collateral although they may not be fully collateralized or may be uncollateralized. However, the value of the collateral may not be sufficient to repay the loan or, should a loan in which a Fund is invested be foreclosed on, the Fund may become owner of the collateral and will be responsible for any costs and liabilities associated with owning the collateral. The collateral may consist of various types of assets or interests including intangible assets. It may include working capital assets, such as accounts receivable or inventory, or tangible fixed assets, such as real property, buildings and equipment. It may include intangible assets, such as trademarks, copyrights and patent rights, or security interests in securities of subsidiaries or affiliates. If the collateral includes a pledge of equity interests in the borrower by its owners, the Fund may become the owner of equity in the borrower and may be responsible for the borrower’s business operations and/or assets.

The borrower under a floating rate loan must comply with restrictive covenants, if any, contained in the floating rate loan agreement between the borrower and the syndicate of lenders. A restrictive covenant includes a promise by the borrower to not take certain action that may impair the rights of lenders or increase the credit risk associated with the borrower or the loan. Generally these covenants, in addition to requiring the scheduled payment of interest and principal, may include restrictions on dividend payments and other distributions to shareholders, provisions requiring the borrower to maintain specific financial ratios or relationships and limits on total debt. In addition, a covenant may require the borrower to prepay the floating rate loan with any excess cash flow. Excess cash flow generally includes net cash flow after scheduled debt service payments and permitted capital expenditures, among other things, as well as the proceeds from certain asset dispositions or sales of securities. A breach of a covenant (after giving effect to any cure period) that is not waived by the agent bank and the lending syndicate normally is an event of acceleration. This means that the agent bank may have the right to demand immediate repayment in full of the outstanding floating rate loan on behalf of the syndicate lenders. Investments in, or exposure to, loans that lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants or other financial protections than certain other types of loans or other similar debt obligations subject a Fund to the risks of “Covenant-Lite Obligations” discussed above.

The Manager or Subadvisor must determine that the investment is suitable for each Fund based on the Manager’s or Subadvisor’s independent credit analysis and industry research. Generally, this means that the Manager or Subadvisor has determined that the likelihood that the corporation will meet its obligations is acceptable. In considering investment opportunities, the Manager or the Subadvisor will conduct extensive due diligence, which may include, without limitation, management meetings; financial analysis; industry research and reference verification from customers, suppliers and rating agencies.

Floating rate loans feature rates that reset regularly, maintaining a fixed spread over a reference rate such as the Secured Overnight Financing Rate (“SOFR”) or the prime rates of large money-center banks. The interest rate on the Fund’s investment securities generally reset quarterly. During periods in which short-term rates rapidly increase, the Fund’s NAV may be affected. Investment in floating rate loans with longer interest rate reset periods or loans with fixed interest rates may also increase fluctuations in a Fund’s NAV as a result of changes in interest rates. However, the Fund may attempt to hedge its fixed rate loans against interest rate fluctuations by entering into interest rate swap or other derivative transactions.

In certain circumstances, floating rate loans may not be deemed to be securities. As a result, a Fund may not have the protection of the anti-fraud provisions of the federal securities laws. In such cases, the Fund generally must rely on the contractual provisions in the loan agreement and common-law fraud protections under applicable state law.

In addition, the Fund may have arrangements with loan, administrative and similar agents under which these agents provide recordkeeping or other services (such as interest payment services) with respect to loan positions held by a Fund and the related loan documentation. These services may be subject to risks of, among other things, computational errors, cyber-attacks, delays and the bankruptcy or insolvency of such agents. The Funds are also subject to the risk of loss caused by human error and system or control failures by these agents. All these risks may affect the Funds, the Funds’ investments and the Funds’ investment performance.

Unfunded Loan Commitments. The Funds may enter into loan commitments that are unfunded at the time of investment. A loan commitment is a written agreement under which the lender (such as a Fund) commits itself to make a loan or loans up to a specified amount within a specified time period. The loan commitment sets out the terms and conditions of the lender’s obligation to make the loans. Loan commitments are made pursuant to a term loan, a revolving credit line or a combination thereof. A term loan is typically a loan in a fixed amount that borrowers repay in a scheduled series of repayments or a lump-sum payment at maturity. A revolving credit line allows borrowers to draw down, repay and reborrow specified amounts on demand. The portion of the amount committed by a lender under a loan commitment that the borrower has not drawn down is referred to as “unfunded.” Loan commitments may be traded in the secondary market through dealer desks at large commercial and investment banks. Typically, the Funds enter into fixed commitments on term loans as opposed to revolving credit line arrangements.

Borrowers pay various fees in connection with loans and related commitments. In particular, borrowers may pay a commitment fee to lenders on unfunded portions of loan commitments and/or facility and usage fees, which are designed to compensate lenders in part for having an unfunded loan commitment.

Unfunded loan commitments expose lenders to credit risk—the possibility of loss due to a borrower’s inability to meet contractual payment terms. A lender typically is obligated to advance the unfunded amount of a loan commitment at the borrower’s request, subject to certain conditions regarding the creditworthiness of the borrower. Borrowers with deteriorating creditworthiness may continue to satisfy their contractual conditions and therefore be eligible to borrow at times when the lender might prefer not to lend. In addition, a lender may have assumptions as to when a borrower may draw on an unfunded loan commitment when the lender enters into the commitment. If the borrower does not draw as expected, the commitment may not prove as attractive an investment as originally anticipated.

Each Fund records an investment when the borrower draws down the money and records interest as earned.

Master Limited Partnerships

The Funds may invest in certain companies that are structured as MLPs in which ownership interests are publicly traded. MLPs often own several properties or businesses (or directly own interests) that are related to real estate development and oil and gas industries, but they also may finance motion pictures, research and development and other projects. Generally, an MLP is operated under the supervision of one or more managing general partners. Limited partners (like a Fund when it invests in an MLP) are not involved in the day-to-day management of the partnership. They are allocated income and capital gains associated with the partnership project in accordance with the terms established in the partnership agreement. The risks of investing in an MLP are generally those inherent in investing in a partnership as opposed to a corporation. For example, state law governing partnerships is often less restrictive than state law governing corporations. Accordingly, there may be less protections afforded investors in an MLP than investors in a corporation. Additional risks involved with investing in an MLP are risks associated with the specific industry or industries in which the partnership invests, such as the risks of investing in real estate, or oil and gas industries.

Individuals (and certain other noncorporate entities) are generally eligible for a 20% deduction with respect to net taxable income from certain MLPs through 2025. Currently, there is not a regulatory mechanism for regulated investment companies to pass through the 20% deduction to shareholders. As a result, in comparison, investors investing directly in such MLPs would generally be eligible for the 20% deduction for any such taxable income from these investments while investors investing in those MLPs indirectly through the Fund would not be eligible for the 20% deduction for their share of such taxable income.

A Fund will invest no more than 25% of its total assets in securities of MLPs that are qualified publicly traded partnerships (“QPTPs”), which are treated as partnerships for U.S. federal income tax purposes.

MLPs are generally not subject to tax at the partnership level. Rather, each partner is allocated a share of the MLP’s income, gains, losses, deductions and expenses. A change in current tax law, or a change in the underlying business of a given MLP could result in the MLP being treated as a corporation for U.S. federal tax purposes, which would result in such MLP being subject to U.S. federal income tax on its taxable income. Such treatment also would have the effect of reducing the amount of cash available for distribution by the affected MLP. Thus, if any MLP owned by a Fund were treated as a corporation for U.S. federal tax purposes, such treatment could result in a reduction in the value of the Fund’s investment in such MLP.

MLP Interests and Other Natural Resources Sector Companies Risk

MLPs are organized as limited partnerships or limited liability companies under state law and are generally subject to tax as partnerships for U.S. federal income tax purposes. The equity securities issued by many MLPs are publicly traded and listed and traded on a U.S. exchange. An MLP typically issues general partner and limited partner interests. The general partner manages and often controls, has an ownership stake in, and is normally eligible to receive incentive distribution payments from, the MLP. Since MLP equity securities are typically publicly traded, in order to be treated as a partnership for U.S. federal income tax purposes, an MLP must derive at least 90% of its gross income for each taxable year from certain qualifying sources as described in the Internal Revenue Code. These qualifying sources include natural resources-based activities such as the exploration, development, mining, production, processing, refining, transportation, storage and certain marketing of mineral or natural resources. The general partner may be structured as a private or publicly-traded corporation or other entity. The general partner typically controls the operations and management of the entity through an up to 2% general partner interest in the entity plus, in many cases, ownership of some percentage of the outstanding limited partner interests. The limited partners, through their ownership of limited partner interests, provide capital to the entity, are intended to have no role in the operation and management of the entity and receive cash distributions. Due to their structure as partnerships for U.S. federal income tax purposes and the expected character of their income, MLPs generally are not subject to U.S. federal income tax. Thus, unlike investors in corporate securities, direct MLP investors are generally not subject to double taxation (i.e., corporate-level tax and tax on corporate dividends).

Certain MLPs are dependent on their parents or sponsors for a majority of their revenues. Any failure by an MLP’s parents or sponsors to satisfy their payments or obligations would impact the MLP’s revenues and cash flows and ability to make distributions. Moreover, the terms of an MLP’s transactions with its parent or sponsor are typically not arrived at on an arm’s-length basis, and may not be as favorable to the MLP as a transaction with a non-affiliate.

MLP Equity Securities. Equity securities issued by MLPs typically consist of common units, subordinated units and a general partner interests.

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Common Units. The common units of many MLPs are listed and traded on national securities exchanges, including the New York Stock Exchange (the “NYSE”), the NYSE MKT and the NASDAQ Stock Market (the “NASDAQ”). Holders of MLP common units typically have very limited control and voting rights. Holders of such common units are typically entitled to receive the minimum quarterly distribution (the “MQD”), including arrearage rights, from the issuer. In the event of a liquidation, common unit holders are intended to have a preference to the remaining assets of the issuer over holders of subordinated units. The Funds may invest in different classes of common units that may have different voting, trading and distribution rights.

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Subordinated Units. Subordinated units, which, like common units, represent limited partner interests, are not typically listed on an exchange or publicly traded. Holders of such subordinated units are generally entitled to receive a distribution only after the MQD and any arrearages from prior quarters have been paid to holders of common units. Holders of subordinated units typically have the right to receive distributions before any incentive distributions are payable to the general partner. Subordinated units generally do not provide arrearage rights. Most MLP subordinated units are convertible into common units after the passage of a specified period of time or upon the achievement by the issuer of specified financial goals. The Funds may invest in different classes of subordinated units that may have different voting, trading and distribution rights.

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General Partner Interests. The general partner interest in MLPs is typically retained by the original sponsors of an MLP, such as its founders, corporate partners and entities that sell assets to the MLP. The holder of the general partner interest can be liable in certain circumstances for amounts greater than the amount of the holder’s investment. General partner interests often confer direct board participation rights in, and in many cases control over the operations of, the MLP. General partner or managing member interests receive cash distributions, typically in an amount of up to 2% of available cash, which is contractually defined in the partnership or limited liability company agreement. In addition, holders of general partner or managing member interests may receive incentive distribution rights, which provide them with an increasing share of the entity’s aggregate cash distributions upon the payment of per common unit distributions that exceed specified threshold levels above the MQD. Due to the incentive distribution rights, some GP MLPs have higher distribution growth prospects than their underlying MLPs, but quarterly incentive distribution payments would also decline at a greater rate than the decline rate in quarterly distributions to common and subordinated unit holders in the event of a reduction in the MLP’s quarterly distribution.

I-Shares. I-Shares represent an ownership interest issued by an MLP affiliate. The MLP affiliate uses the proceeds from the sale of I-Shares to purchase limited partnership interests in the MLP in the form of I-units. Thus, I-Shares represent an indirect limited partner interest in the MLP. I units have features similar to MLP common units in terms of voting rights, liquidation preference and distribution. I-Shares differ from MLP common units primarily in that instead of receiving cash distributions, holders of I-Shares will receive distributions of additional I-Shares in an amount equal to the cash distributions received by common unit holders. I-Shares are traded on the NYSE.

MLPs and other natural resources sector companies are subject to certain risks, including, but not limited to, the following: MLPs and other companies operating in the natural resources sector may be affected by fluctuations in the prices of commodities; the highly cyclical nature of the natural resources sector may adversely affect the earnings or operating cash flows of the issuers in which a Fund will invest; a significant decrease in the production of energy commodities would reduce the revenue, operating income and operating cash flows of MLPs and other natural resources sector companies and, therefore, their ability to make distributions or pay dividends; a sustained decline in demand for energy commodities could adversely affect the revenues and cash flows of MLPs and other natural resources sector companies; MLPs and other natural resources sector companies may be subject to construction risk, development risk, acquisition risk or other risks arising from their specific business strategies; the natural resources sector is highly competitive; extreme weather conditions could result in substantial damage to the facilities of certain MLPs and other natural resources sector companies and significant volatility in the supply of natural resources, commodity prices and the earnings of such companies, and could therefore adversely affect their securities; the amount of cash that a Fund has available to distribute to shareholders will depend on the ability of the companies in which a Fund has an interest to make distributions or pay dividends to their investors, the tax character of those distributions or dividends; the profitability of MLPs and other natural resources sector companies are subject to significant foreign, federal, state and local regulation in virtually every aspect of their operations and could be adversely affected by changes in the regulatory environment; there is an inherent risk that MLPs may incur environmental costs and liabilities due to the nature of their businesses and the substances they handle and the possibility exists that stricter laws, regulations or enforcement policies could significantly increase the compliance costs of MLPs, and the cost of any remediation that may become necessary, which MLPs may not be able to recover from insurance; certain MLPs and other natural resources sector companies are dependent on their parents or sponsors for a majority of their revenues and any failure by the parents or sponsors to satisfy their payments or obligations would impact the company’s revenues and cash flows and ability to make distributions; and the operations of MLPs and other natural resources sector companies are subject to many hazards inherent in their business and since the September 11th terrorist attacks, the U.S. government has issued warnings that energy assets, specifically U.S. pipeline infrastructure, may be targeted in future terrorist attacks.

Money Market Investments

Consistent with the provisions of Rule 2a-7 under the 1940 Act (“Rule 2a-7”), the MainStay Money Market Fund invests in U.S. dollar-denominated money market instruments that present minimal credit risk. The Manager or Subadvisor shall determine whether a security presents minimal credit risk under procedures adopted by the MainStay Money Market Fund’s Board of Trustees. In the event that an instrument acquired by the MainStay Money Market Fund experiences a default (other than an immaterial default unrelated to the financial condition of the issuer), ceases to be an eligible security under Rule 2a-7 or experiences an event of insolvency under Rule 2a-7, the Fund will dispose of such security as soon as practicable consistent with achieving an orderly disposition of the security, by sale, exercise of any demand feature or otherwise, unless the Manager (or the Board with the assistance of the Manager) finds that disposal of the security would not be in the best interests of the Fund (which determination may take into account, among other factors, market conditions that could affect the orderly disposition of the portfolio security). These circumstances are subject to certain reporting requirements under the Fund’s procedures adopted under Rule 2a-7.

The SEC and other government agencies continue to review the regulation of money market funds, such as the MainStay Money Market Fund, and may implement certain regulatory changes in the future. In July 2023, the SEC approved amendments to Rule 2a-7 and other rules that govern money market funds. Among other things, the amendments (i) remove redemption gates from Rule 2a-7 and the tie between the weekly liquid assets threshold and liquidity fees; (ii) institute a new mandatory liquidity fee framework for institutional prime and institutional tax-exempt money market funds; (iii) maintain a board’s ability to impose liquidity fees on a discretionary basis for non-government money market funds (i.e., institutional prime and institutional tax-exempt money market funds and retail money market funds); (iv) substantially increase the required minimum levels of applicable daily and weekly liquid assets for all money market funds; (v) permit stable net asset value (NAV) money market funds to institute a reverse distribution mechanism (RDM) or similar mechanisms during a negative interest rate environment to maintain a stable $1.00 share price; and (vi) enhance the reporting requirement of registered money market funds as well as SEC-registered investment advisers to private liquidity funds on Form PF. The amendments are effective as of October 2, 2023 with various compliance dates following thereafter. These changes and developments, when implemented, may affect the investment strategies, performance, yield, operating expenses and continued viability of the MainStay Money Market Fund.

Mortgage Dollar Rolls

A mortgage dollar roll (“MDR”) is a transaction in which a Fund sells mortgage-related securities from its portfolio to a counterparty from whom it simultaneously agrees to buy a similar security on a delayed delivery basis. MDR transactions involve certain risks, including the risk that the mortgage-related securities returned to the Fund at the end of the roll, while substantially similar, could be inferior to what was initially sold to the counterparty.

Mortgage Related and Other Asset-Backed Securities

Each Fund may buy mortgage-related and other asset-backed securities. Mortgage-related securities are a type of asset-backed securities and include mortgage-backed securities, mortgage pass-through securities and private mortgage pass-through securities, GNMA certificates, mortgage dollar rolls, stripped mortgage-backed securities, collateralized mortgage obligations and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. Mortgage-backed securities represent interests in pools of residential or commercial mortgage loans. The payment of principal and interest and the price of a mortgage-backed security generally depend on the cash flows generated by the underlying (adjustable and fixed rate) mortgages and the terms of the mortgage-backed security.

Like other fixed-income securities, when interest rates rise, the value of a mortgage-related security generally will decline. However, when interest rates are declining, the value of a mortgage-related security with prepayment features may not increase as much as other fixed-income securities. The value of these securities may be significantly affected by changes in interest rates, the market’s perception of issuers and the creditworthiness of the parties involved. The ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Fund’s Manager or Subadvisor to forecast interest rates and other economic factors correctly. Some securities may have a structure that makes their reaction to interest rate changes and other factors difficult to predict, making their value highly volatile. These securities may also be subject to prepayment risk and, if the security has been purchased at a premium, the amount of the premium would be lost in the event of prepayment.

The Funds may also invest in debt securities that are secured with collateral consisting of mortgage-related securities (see “Collateralized Mortgage Obligations”), and in other types of mortgage-related securities. While principal and interest payments on some mortgage-related securities may be guaranteed by the U.S. government, government agencies or other guarantors, the market value of such securities is not guaranteed.

Generally, a Fund will invest in mortgage-related (or other asset-backed) securities either (1) issued by U.S. government-sponsored corporations such as GNMA, the Federal Home Loan Mortgage Corporation (“FHLMC”) and FNMA, or (2) privately issued securities rated Baa3 or better by Moody’s or BBB- or better by S&P or, if not rated, of comparable investment quality as determined by the Manager or a Subadvisor.

Rating agencies, from time to time, have placed on credit watch or downgraded the ratings previously assigned to a large number of mortgage-related securities (which may include certain of the mortgage-related securities in which certain of the Funds may have invested or may in the future invest), and may continue to do so in the future. If a mortgage-related security in which the Fund is invested is placed on credit watch or downgraded, the value of the security may decline and the Fund may experience losses.

Adverse economic conditions may reduce the cash flow that a Fund investing in such mortgage-related securities receives from such securities and increase the incidence and severity of credit events and losses in respect of such securities. In addition, certain adverse economic conditions may result in interest rate spreads for mortgage-backed securities being widened and becoming more volatile. In the event that interest rate spreads for mortgage-related securities widen following the purchase of such assets by a Fund, the market value of such securities is likely to decline and, in the case of a substantial spread widening, could decline by a substantial amount. Furthermore, adverse changes in market conditions may result in a severe liquidity crisis in the market for mortgage-backed securities (including the mortgage-related securities in which certain of the Funds may invest) and an unwillingness by banks, financial institutions and investors to extend credit to servicers, originators and other participants in the mortgage-related securities market for these securities and other asset-backed securities. As a result, the liquidity and/or the market value of any mortgage-related securities that are owned by a Fund may experience declines after they are purchased by such Fund.

Legislative, regulatory and enforcement actions seeking to prevent or restrict foreclosures may adversely affect the value of mortgage-backed securities held by a Fund. Future legislative or regulatory initiatives by federal, state or local legislative bodies or administrative agencies, if enacted or adopted, could delay foreclosure or the exercise of other remedies, provide new defenses to foreclosure, or otherwise impair the ability of the loan servicer to foreclose or realize on a defaulted residential mortgage loan included in a pool of residential mortgage loans backing such residential mortgage-backed securities. The nature or extent of any future limitations on foreclosure or exercise of other remedies that may be enacted is uncertain. Governmental actions that interfere with the foreclosure process, for example, could increase the costs of such foreclosures or exercise of other remedies, could delay the timing or reduce the amount of recoveries on defaulted residential mortgage loans and securities backed by such residential mortgage loans owned by a Fund, which could adversely affect the yields on the mortgage-related securities owned by the Funds and could have the effect of reducing returns to the Funds, that have invested in mortgage-related securities collateralized by these residential mortgage loans.

The U.S. government, including the Federal Reserve, the Treasury, and other governmental and regulatory bodies have taken or are considering taking actions to address fallout from, or to mitigate the future occurrence of events similar to, the financial crisis of 2008, including initiatives to limit large-scale losses associated with mortgage-related securities held on the books of certain U.S. financial institutions and to support the credit markets generally. The impact that such actions could have on any of the mortgage-related securities held by the Funds is unknown.

Some of the loans or other similar debt obligations to which a Fund may obtain exposure through its investments in asset-backed securities or other types of structured products may lack financial maintenance covenants or possess fewer or contingent financial maintenance covenants or other financial protections than certain other types of loans or other similar debt obligations. These investments subject the Fund to the risks of “Covenant-Lite Obligations” discussed above.

Mortgage Pass-Through Securities. The Funds may invest in mortgage pass-through securities. Mortgage pass-through securities are interests in pools of mortgage-related securities. Unlike interests in other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with the payment of principal being made at maturity or specified call dates, these securities provide a monthly payment that consists of both interest and principal payments. In effect, these payments are a “pass-through” of the monthly payments made by the individual borrowers on their residential mortgage loans, net of any fees paid to the issuer or guarantor of such securities. Additional payments are caused by repayments of principal resulting from the sale of the underlying residential property, refinancing or foreclosure, net of fees or costs that may be incurred. Some mortgage-related securities (such as securities issued by GNMA) are described as “modified pass-through.” These securities entitle the holder to receive all interest and principal payments owed on the mortgage pool, net of certain fees, at the scheduled payment dates regardless of whether or not the mortgagor actually makes the payment. Some mortgage pass-through certificates may include securities backed by adjustable-rate mortgages that bear interest at a rate that will be adjusted periodically.

Early repayment of principal on mortgage pass-through securities (arising from prepayments of principal due to sale of the underlying property, refinancing, or foreclosure, net of fees and costs that may be incurred) may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment, the value of the premium would be lost. Reinvestments of prepayments may occur at lower interest rates than the original investment, thus adversely affecting a Fund’s yield. Prepayments may cause the yield of a mortgage-backed security to differ from what was assumed when a Fund purchased the security. Prepayments at a slower rate than expected may lengthen the effective life of a mortgage-backed security. The value of securities with longer effective lives generally fluctuates more widely in response to changes in interest rates than the value of securities with shorter effective lives.

Payment of principal and interest on some mortgage pass-through securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of the U.S. government (in the case of securities guaranteed by GNMA); or guaranteed by agencies or instrumentalities of the U.S. government (in the case of securities guaranteed by FNMA or FHLMC), which are supported only by the discretionary authority of the U.S.

government to purchase the agency’s obligations. Mortgage pass-through securities created by nongovernmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit, which may be issued by governmental entities, private insurers, or the mortgage poolers.

It is possible that issuers of U.S. Government securities will not have the funds to meet their payment obligations in the future. FHLMC and FNMA have been operating under conservatorship, with the FHFA acting as their conservator, since September 2008. The FHFA and U.S. Presidential administration have made public statements regarding plans to consider ending the conservatorships. Under a letter agreement between the FHFA (in its role as conservator) and the U.S. Treasury, the FHFA is prohibited from removing its conservatorship of each enterprise until litigation regarding the conservatorship has ended and each enterprise has retained equity capital levels equal to three percent of their total assets. It is unclear how long it will be before the FHFA will be able to remove its conservatorship of the enterprises under this letter agreement. The FHFA has indicated that the conservatorship of each enterprise will end when the director of FHFA determines that FHFA’s plan to restore the enterprise to a safe and solvent condition has been completed. The FHFA recently announced plans to consider taking FHLMC and FNMA out of conservatorship and has begun a multi-step process, including its first pricing review of FHLMC and FNMA products since 2015, to unwind FHLMC and FNMA from government control. In the event that FHLMC or FNMA are taken out of conservatorship, it is unclear how their respective capital structure would be constructed and what impact, if any, there would be on FHLMC’s or FNMA’s creditworthiness and guarantees of certain mortgage-backed securities. The entities are dependent upon the continued support of the U.S. Department of the Treasury and FHFA in order to continue their business operations. These factors, among others, could affect the future status and role of FHLMC and FNMA and the value of their securities and the securities which they guarantee.

GNMA Certificates. The principal governmental guarantor of mortgage-related securities is the GNMA. GNMA is a wholly owned U.S. government corporation within the U.S. Department of Housing and Urban Development (“HUD”). GNMA is authorized to guarantee, with the full faith and credit of the U.S. government, the timely payment of principal and interest on securities issued by institutions approved by GNMA (such as S&Ls, commercial banks and mortgage bankers) and backed by pools of FHA-insured or Veterans Administration-guaranteed mortgages. In order to meet its obligations under such guarantee, GNMA is authorized to borrow from the U.S. Treasury with no limitations as to amount. GNMA certificates differ from typical bonds because principal is repaid monthly over the term of the loan rather than returned in a lump sum at maturity. Although GNMA guarantees timely payment even if homeowners delay or default, tracking the “pass-through” payments may, at times, be difficult. Expected payments may be delayed due to the delays in registering the newly traded paper securities. The custodian’s policies for crediting missed payments while errant receipts are tracked down may vary. Although the mortgage loans in the pool underlying a GNMA certificate will have maturities of up to 30 years, the actual average life of a GNMA certificate typically will be substantially less because the mortgages will be subject to normal principal amortization and may be prepaid prior to maturity.

If either fixed or variable rate pass-through securities issued by the U.S. government or its agencies or instrumentalities are developed in the future, the Funds reserve the right to invest in them.

Private Mortgage Pass-Through Securities. Commercial banks, S&Ls, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may, in addition, be the originators and/or servicers of the underlying mortgage loans as well as the guarantors of the mortgage-related securities. Pools created by such non-governmental issuers generally offer a higher rate of interest than government and government-related pools because there are no direct or indirect government or agency guarantees of payments in the former pools. However, timely payment of interest and principal of these pools may be supported by various forms of insurance or guarantees, including individual loan, title, pool and hazard insurance and letters of credit. The insurance and guarantees are issued by governmental entities, private insurers and the mortgage poolers. Such insurance and guarantees and the creditworthiness of the issuers thereof will be considered in determining whether a mortgage-related security meets a Fund’s investment quality standards. There can be no assurance that the private insurers or guarantors can meet their obligations under the insurance policies or guarantee arrangements. A Fund may buy mortgage-related securities without insurance or guarantees if, through an examination of the loan experience and practices of the originator/servicers and poolers, the Fund’s Manager or Subadvisor determines that the securities meet the Fund’s quality standards. Although the market for such securities is becoming increasingly liquid, securities issued by certain private organizations may not be readily marketable.

Collateralized Mortgage Obligations (“CMOs”). A CMO is a debt obligation that is collateralized by a mortgage-backed bond or a mortgage security. Similar to a bond, interest and prepaid principal is paid, in most cases, semiannually. CMOs may be collateralized by whole mortgage loans, but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by GNMA, FHLMC or FNMA, and their income streams. CMOs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO, there is no assurance that the collateral securing such CMO will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs in the OTC market, the depth and liquidity of which will vary from time to time.

CMOs are typically structured into multiple classes or series, each bearing a different stated maturity. Actual maturity and average life will depend upon the prepayment experience of the collateral. CMOs provide for a modified form of call protection through a de facto breakdown of the underlying pool of mortgages according to how quickly the loans are repaid. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding the longer maturity classes receive principal only after the first class has been retired. An investor is partially guarded against a sooner than desired return of principal because of the sequential payments.

For example, if it is probable that the issuer of an instrument will take advantage of a maturity-shortening device, such as a call, refunding, or redemption provision, the date on which the instrument will probably be called, refunded, or redeemed may be considered to be its maturity date. Also, the maturities of mortgage securities, including collateralized mortgage obligations, and some asset-backed securities are determined on a weighted average life basis, which is the average time for principal to be repaid. For a mortgage security, this average time is calculated by estimating the timing of principal payments, including unscheduled prepayments, during the life of the mortgage. The weighted average life of these securities is likely to be substantially shorter than their stated final maturity.

As CMOs have evolved, some classes of CMO bonds have become more common than others, such as parallel-pay and planned amortization class (“PAC”) CMOs and multi-class pass through certificates. Parallel-pay CMOs and multi-class pass through certificates are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO and multi-class pass-through structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. PACs generally require payments of a specified amount of principal on each payment date. PACs are parallel-pay CMOs with the required principal amount on such securities having the highest priority after interest has been paid to all classes. Any CMO or multi-class pass through structure that includes PAC securities must also have support tranches—known as support bonds, companion bonds or non-PAC bonds—which lend or absorb principal cash flows to allow the PAC securities to maintain their stated maturities and final distribution dates within a range of actual prepayment experience. These support tranches are subject to a higher level of maturity risk compared to other mortgage-related securities, and usually provide a higher yield to compensate investors. If principal cash flows are received in amounts outside a pre-determined range such that the support bonds cannot lend or absorb sufficient cash flows to the PAC securities as intended, the PAC securities are subject to heightened maturity risk. Consistent with a Fund’s investment objectives and policies, the Fund’s Manager or Subadvisor may invest in various tranches of CMO bonds, including support bonds.

An obligation’s maturity is typically determined on a stated final maturity basis, although there are some exceptions to this rule. Dollar-weighted average maturity is derived by multiplying the value of each investment by the time remaining to its maturity, adding these calculations, and then dividing the total by the value of a Fund’s portfolio holdings. In a typical CMO transaction, a corporation (“issuer”) issues multiple series (e.g., A, B, C, Z) of CMO bonds (“Bonds”). Proceeds of the Bond offering are used to purchase mortgages or mortgage pass-through certificates (“Collateral”). The Collateral is pledged to a third-party trustee as security for the Bonds. Principal and interest payments from the Collateral are used to pay principal on the Bonds in the order A, B, C, Z. The Series A, B and C Bonds all bear current interest. Interest on the Series Z Bond is accrued and added to principal and a like amount is paid as principal on the Series A, B or C Bonds currently being paid off. When the Series A, B and C Bonds are paid in full, interest and principal on the Series Z Bond begins to be paid currently. With some CMOs, the issuer serves as a conduit to allow loan originators (primarily builders or S&Ls) to borrow against their loan portfolios.

The primary risk of CMOs is the uncertainty of the timing of cash flows that results from the rate of prepayments on the underlying mortgages serving as collateral and from the structure of the particular CMO transaction (that is, the priority of the individual tranches). An increase or decrease in prepayment rates (resulting from a decrease or increase in mortgage interest rates) will affect the yield, average life and price of CMOs. The prices of certain CMOs, depending on their structure and the rate of prepayments, can be volatile. Some CMOs may also not be as liquid as other securities.

FHLMC Collateralized Mortgage Obligations (“FHLMC CMOs”). FHLMC CMOs are debt obligations of FHLMC issued in multiple classes having different maturity dates that are secured by the pledge of a pool of conventional mortgage loans purchased by FHLMC. Unlike FHLMC PCs, payments of principal and interest on the FHLMC CMOs are made semiannually, as opposed to monthly. The amount of principal payable on each semiannual payment date is determined in accordance with FHLMC’s mandatory sinking fund schedule, which, in turn, is equal to approximately 100% of FHA prepayment experience applied to the mortgage collateral pool. All sinking fund payments in the CMOs are allocated to the retirement of the individual classes of bonds in the order of their stated maturities. Payment of principal on the mortgage loans in the collateral pool in excess of the amount of FHLMC’s minimum sinking fund obligation for any payment date are paid to the holders of the CMOs as additional sinking fund payments. Because of the “pass-through” nature of all principal payments received on the collateral pool in excess of FHLMC’s minimum sinking fund requirement, the rate at which principal of the CMOs is actually repaid is likely to be such that each class of bonds will be retired in advance of its scheduled maturity date.

If collection of principal (including prepayments) on the mortgage loans during any semi-annual payment period is not sufficient to meet FHLMC’s minimum sinking fund obligation on the next sinking fund payment date, FHLMC agrees to make up the deficiency from its general funds.

Criteria for the mortgage loans in the pool backing the CMOs are identical to those of FHLMC PCs. FHLMC has the right to substitute collateral in the event of delinquencies and/or defaults.

Other Mortgage-Related Securities. Other mortgage-related securities include securities other than those described above that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property, including CMO residuals or stripped mortgage-backed securities, and may be structured in classes with rights to receive varying proportions of principal and interest. Other mortgage-related securities may be equity or debt securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks, partnerships, trusts and special purpose entities of the foregoing.

The Funds’ Manager or Subadvisors expect that governmental, government-related or private entities may create mortgage loan pools and other mortgage-related securities offering mortgage pass-through and mortgage-collateralized investments in addition to those described above. The mortgages underlying these securities may include alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may differ from customary long-term fixed rate mortgages. As new types of mortgage-related securities are developed and offered to investors, a Fund’s Manager or Subadvisor will, consistent with the Fund’s investment objectives, policies and quality standards, consider making investments in such new types of mortgage-related securities.

CMO Residuals. CMO residuals are derivative mortgage securities issued by agencies or instrumentalities of the U.S. government or by private originators of, or investors in, mortgage loans, including S&Ls, homebuilders, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

The cash flow generated by the mortgage assets underlying a series of CMOs is applied first to make required payments of principal and interest on the CMOs and second to pay the related administrative expenses of the issuer. The residual in a CMO structure generally represents the interest in any excess cash flow remaining after making the foregoing payments. Each payment of such excess cash flow to a holder of the related CMO residual represents income and/or a return of capital. The amount of residual cash flow resulting from a CMO will depend on, among other things, the characteristics of the mortgage assets, the coupon rate of each class of CMO, prevailing interest rates, the amount of administrative expenses and the prepayment experience on the mortgage assets. In particular, the yield to maturity on CMO residuals is extremely sensitive to prepayments on the related underlying mortgage assets, in the same manner as an interest-only class of stripped mortgage-backed securities. See “Stripped Mortgage-Backed Securities.” In addition, if a series of a CMO includes a class that bears interest at an adjustable rate, the yield to maturity on the related CMO residual will also be extremely sensitive to changes in the level of the index upon which interest rate adjustments are based. As described below with respect to stripped mortgage-backed securities, in certain circumstances, a portfolio may fail to recoup fully its initial investment in a CMO residual.

CMO residuals are generally purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers. The CMO residual market has only very recently developed and CMO residuals currently may not have the liquidity of other more established securities trading in other markets. Transactions in CMO residuals are generally completed only after careful review of the characteristics of the securities in question. In addition, CMO residuals may, pursuant to an exemption therefrom, or may not have been registered under the 1933 Act. CMO residuals, whether or not registered under the 1933 Act, may be subject to certain restrictions on transferability, and may be classified as illiquid investments.

Under certain circumstances, a Fund’s investment in residual interests in “real estate mortgage investment conduits” (“REMICs”) may cause shareholders of that Fund to be deemed to have taxable income in addition to their Fund dividends and distributions and such income may not be eligible to be reduced for tax purposes by certain deductible amounts, including net operating loss deductions. In addition, in some cases, the Fund may be subject to taxes on certain amounts deemed to have been earned from a REMIC residual. Prospective investors may wish to consult their tax advisors regarding REMIC residual investments by a Fund.

CMOs and REMICs may offer a higher yield than U.S. government securities, but they may also be subject to greater price fluctuation and credit risk. In addition, CMOs and REMICs typically will be issued in a variety of classes or series, which have different maturities and are retired in sequence. Privately issued CMOs and REMICs are not government securities nor are they supported in any way by any governmental agency or instrumentality. In the event of a default by an issuer of a CMO or a REMIC, there is no assurance that the collateral securing such CMO or REMIC will be sufficient to pay principal and interest. It is possible that there will be limited opportunities for trading CMOs and REMICs in the OTC market, the depth and liquidity of which will vary from time to time. Holders of “residual” interests in REMICs (including the Funds) could be required to recognize potential phantom income, as could shareholders (including unrelated business taxable income for tax-exempt shareholders) of funds that hold such interests. The Funds will consider this rule in determining whether to invest in residual interests.

Stripped Mortgage-Backed Securities (“SMBS”). SMBS are derivative multi-class mortgage securities. SMBS may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including S&Ls, mortgage banks, commercial banks, investment banks and special purpose entities of the foregoing.

SMBS are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of SMBS will have one class receiving some of the interest and most of the principal from the mortgage assets, while the other class will receive most of the interest and the remainder of the principal. In the most extreme case, one class will receive all of the interest (the interest only or “IO” class), while the other class will receive all of the principal (the principal-only or “PO” class). The yield to maturity on an IO class is extremely sensitive to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on a Fund’s yield to maturity from these securities. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may fail to fully recoup its initial investment in these securities even if the security is in one of the highest rating categories.

Although SMBS are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, these securities were only recently developed. As a result, established trading markets have not yet developed and, accordingly, these securities may be classified as illiquid investments.

Risks Associated with Mortgage-Backed Securities. As in the case with other fixed-income securities, when interest rates rise, the value of a mortgage-backed security generally will decline; however, when interest rates are declining, the value of mortgage-backed securities with prepayment features may not increase as much as other fixed-income securities. The value of some mortgage-backed securities in which the Funds may invest may be particularly sensitive to changes in prevailing interest rates, and, like the other investments of the Funds, the ability of a Fund to successfully utilize these instruments may depend in part upon the ability of the Manager or Subadvisor to forecast interest rates and other economic factors correctly. If the Manager or Subadvisor incorrectly forecasts such factors and has taken a position in mortgage-backed securities that is or becomes contrary to prevailing market trends, the Funds could be exposed to the risk of a loss.

Investment in mortgage-backed securities poses several risks, including prepayment, extension market and credit risk. Prepayment risk reflects the chance that borrowers may prepay their mortgages faster than expected, thereby affecting the investment’s average life and perhaps its yield. Whether or not a mortgage loan is prepaid is almost entirely controlled by the borrower. Borrowers are most likely to exercise their prepayment options at a time when it is least advantageous to investors, generally prepaying mortgages as interest rates fall, and slowing payments as interest rates rise. Conversely, when interest rates are rising, the rate of prepayment tends to decrease, thereby lengthening the average life of the mortgage-backed security. Besides the effect of prevailing interest rates, the rate of prepayment and refinancing of mortgages may also be affected by changes in home values, ease of the refinancing process and local economic conditions.

Market risk reflects the chance that the price of the security may fluctuate over time. The price of mortgage-backed securities may be particularly sensitive to prevailing interest rates, the length of time the security is expected to be outstanding, and the liquidity of the issue. In a period of unstable interest rates, there may be decreased demand for certain types of mortgage-backed securities, and a Fund invested in such securities and wishing to sell them may find it difficult to find a buyer, which may in turn decrease the price at which they may be sold.

Credit risk reflects the chance that a Fund may not receive all or part of its principal because the issuer or credit enhancer has defaulted on its obligations. Obligations issued by U.S. government-related entities are guaranteed as to the payment of principal and interest, but are not backed by the full faith and credit of the U.S. government. The performance of private label mortgage-backed securities, issued by private institutions, is based on the financial health of those institutions.

To the extent that mortgages underlying a mortgage-related security are so-called “subprime mortgages” (i.e., mortgages granted to borrowers whose credit history is not sufficient to obtain a conventional mortgage), the risk of default is higher. Subprime mortgages also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into various aspects of the financials sector, and consequently, the value of a Fund may decline in response to such developments. A decline or flattening of housing values may cause delinquencies in the mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities held by a Fund and thereby adversely affect the ability of the mortgage-backed security issuer to make principal payments to holders, such as a Fund. Further, mortgage-backed securities are also subject to the risks associated with the types of real estate to which they relate and adverse economic or market events with respect to these property types (e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, healthcare facilities, manufactured housing and mixed-property types).

Other Asset-Backed Securities. Asset-backed securities are securities that represent interests in, and whose values and payments are based on, a “pool” of underlying assets, which may include, among others, lower-rated debt securities, consumer loans or mortgages, and leases of property. Asset-backed securities include collateralized debt obligations, such as collateralized bond obligations and collateralized loan obligations. (See “Collateralized Debt Obligations”). The Funds’ Manager or Subadvisors expect that other asset-backed securities (unrelated to mortgage loans) will be offered to investors in the future. Several types of asset-backed securities have already been offered to investors, including credit card receivables and Certificates for Automobile Receivables(SM) (“CARs(SM)”). CARs(SM) represent undivided fractional interests in a trust (“trust”) whose assets consist of a pool of motor vehicle retail installment sales contracts and security interests in the vehicles securing the contracts. Payments of principal and interest on CARs(SM) are passed-through monthly to certificate holders, and are guaranteed up to certain amounts and for a certain time period by a letter of credit issued by a financial institution unaffiliated with the trustee or originator of the trust.

An investor’s return on CARs(SM) may be affected by early prepayment of principal on the underlying vehicle sales contracts. If the letter of credit is exhausted, the trust may be prevented from realizing the full amount due on a sales contract because of state law requirements and restrictions relating to foreclosure sales of vehicles and the obtaining of deficiency judgments following such sales or because of depreciation, damage or loss of a vehicle, the application of federal and state bankruptcy and insolvency laws, or other factors. As a result, certificate holders may experience delays in payments or losses if the letter of credit is exhausted.

If consistent with a Fund’s investment objective and policies, and, in the case of a money market fund, the requirements of Rule 2a-7, a Fund also may invest in other types of asset-backed securities. Certain asset-backed securities may present the same types of risks that may be associated with mortgage-backed securities.

Delinquencies and losses on sub-prime and non-prime automobile loans have increased in recent years and, as a result, issuers of asset-backed securities backed by such loans may be adversely affected in their ability to continue to make principal and interest payments. The risk associated with investments in asset-backed securities may be heightened to the extent that a Fund invests in such loans.

Municipal Securities

A Fund may purchase municipal securities. Municipal securities include securities issued by, or on behalf of, the District of Columbia, the states, the territories (including Puerto Rico, Guam and the U.S. Virgin Islands), commonwealths and possessions of the United States and their political subdivisions, and agencies, authorities and instrumentalities (collectively, “municipalities”). Municipal securities, which may be issued in various forms, including bonds and notes, are issued to obtain funds for various public purposes.

Municipal bonds are debt obligations issued by municipalities. Typically, the interest payable on municipal bonds is, in the opinion of bond counsel to the issuer at the time of issuance, exempt from federal income tax.

A Fund’s investments in municipal securities may be affected by political, societal and economic developments within the applicable municipality and by the financial condition of the municipality. Certain of the issuers in which a Fund may invest have recently experienced, or may experience, significant financial difficulties and repeated credit rating downgrades.

Additionally, Puerto Rico, in particular, has been experiencing significant financial difficulties and other events that have adversely affected its economy, infrastructure and financial condition, which have further strained Puerto Rico’s economic stagnation and fiscal challenges (including budget deficits, underfunded pensions, high unemployment, population decline, significant debt service obligations, liquidity issues and reduced access to financial markets). The default by issuers of Puerto Rico municipal securities on their obligations under securities held by a Fund may adversely affect the Fund and cause the Fund to lose the value of its investment in such securities.

Municipal bonds include securities from a variety of sectors, each of which has unique risks. They include, but are not limited to, general obligation bonds, limited obligation bonds and revenue bonds (including industrial development bonds issued pursuant to federal tax law). General obligation bonds are obligations involving the credit of an issuer possessing taxing power and are payable from such issuer’s general revenues and not from any particular source. Limited obligation bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Revenue bonds are issued for either project or enterprise financings in which the bond issuer pledges to the bondholders the revenues generated by the operating projects financed from the proceeds of the bond issuance. Revenue bonds involve the credit risk of the underlying project or enterprise (or its corporate user) rather than the credit risk of the issuing municipality. Under the Internal Revenue Code, certain limited obligation bonds are considered “private activity bonds” and interest paid on such bonds is treated as an item of tax preference for purposes of calculating federal alternative minimum tax liability. Tax exempt private activity bonds and industrial development bonds generally are also classified as revenue bonds and thus are not payable from the issuer’s general revenues. The credit and quality of private activity bonds and industrial development bonds are usually related to the credit of the corporate user of the facilities. Payment of interest on and repayment of principal of such bonds are the responsibility of the corporate user (and/or any guarantor).

Some municipal bonds may be issued as variable or floating rate securities and may incorporate market-dependent liquidity features. Some longer- term municipal bonds give the investor the right to “put” or sell the security at par (face value) within a specified number of days following the investor’s request—usually one to seven days. This demand feature enhances a security’s liquidity by shortening its effective maturity and enables it to trade at a price equal to or very close to par. If a demand feature terminates prior to being exercised, a Fund would hold the longer-term security, which could experience substantially more volatility. Municipal bonds that are issued as variable or floating rate securities incorporating market-dependent liquidity features may have greater liquidity risk than other municipal bonds.

Some municipal bonds feature credit enhancements, such as lines of credit, letters of credit, municipal bond insurance and standby bond purchase agreements (“SBPAs”). SBPAs include lines of credit that are issued by a third party, usually a bank, to enhance liquidity and ensure repayment of principal and any accrued interest if the underlying municipal bond should default. Municipal bond insurance, which is usually purchased by the bond issuer from a private, non-governmental insurance company, provides an unconditional and irrevocable assurance that the insured bond’s principal and interest will be paid when due. Insurance does not guarantee the price of the bond or the share price of any Fund.

The credit rating of an insured bond may reflect the credit rating of the insurer, based on its claims-paying ability. The obligation of a municipal bond insurance company to pay a claim extends over the life of each insured bond. Although defaults on insured municipal bonds have historically been low and municipal bond insurers historically have met their claims, there is no assurance this will continue. A higher-than-expected default rate could strain the insurer’s loss reserves and adversely affect its ability to pay claims to bondholders. The number of municipal bond insurers is relatively small, and not all of them have the highest credit rating. An SBPA can include a liquidity facility that is provided to pay the purchase price of any bonds that cannot be remarketed. The obligation of the liquidity provider (usually a bank) is only to advance funds to purchase tendered bonds that cannot be remarketed and does not cover principal or interest under any other circumstances. The liquidity provider’s obligations under the SBPA are usually subject to numerous conditions, including the continued creditworthiness of the underlying borrower or bond issuer.

Municipal bonds also include tender option bonds (“TOBs”), which are municipal derivatives created by dividing the income stream provided by an underlying municipal bond to create two securities issued by a special-purpose trust, one short-term and one long-term. The interest rate on the short-term component is periodically reset. The short-term component has negligible interest rate risk, while the long-term component has all of the interest rate risk of the original bond. After income is paid on the short-term securities at current rates, the residual income goes to the long- term securities.

Therefore, rising short-term interest rates result in lower income for the longer-term portion, and vice versa. The longer-term components can be very volatile and may be less liquid than other municipal bonds of comparable maturity. These securities have been developed in the secondary market to meet the demand for short-term, tax-exempt securities.

Although most municipal bonds are exempt from federal income tax, some are not. Taxable municipal bonds include Build America Bonds (“BABs”), the borrowing costs of which are subsidized by the U.S. government, but which are subject to state and federal income tax. BABs were created pursuant to the American Recovery and Reinvestment Act of 2009, as amended (“ARRA”), to offer an alternative form of financing to state and local governments whose primary means for accessing the capital markets had been through the issuance of tax-free municipal bonds. BABs include Recovery Zone Economic Development Bonds, which are subsidized more heavily by the U.S. government than other BABs, and are designed to finance certain types of projects in distressed geographic areas.

Under ARRA, an issuer of a BAB is entitled to receive payments from the U.S. Treasury Department over the life of the BAB equal to 35% of the interest paid (or 45% of the interest paid in the case of a Recovery Zone Economic Development Bond). For example, if a state or local government were to issue a BAB at a 10% taxable interest rate, the U.S. Treasury Department would make a payment directly to the issuing government of 3.5% of that interest (or 4.5% in the case of a Recovery Zone Economic Development Bond). Thus, the state or local government’s net borrowing cost would be 6.5% or 5.5%, respectively, on a bond that pays 10% interest. In other cases, holders of a BAB receive a 35% or 45% tax credit, respectively. Pursuant to ARRA, the issuance of BABs ceased on December 31, 2010. The BABs outstanding at such time will continue to be eligible for the federal interest rate subsidy or tax credit, which continues for the life of the BABs; however, no bonds issued following expiration of the program will be eligible for federal payment or tax credit. Under the sequestration process under the Budget Control Act of 2011, automatic spending cuts that became effective on March 1, 2013 will reduce the federal subsidy for BABs and other subsidized municipal bonds. Such cuts may end earlier if rescinded by Congress. Due to continuing uncertainty related to Congressional budget deficit reduction, there is a possibility that federal funds allocated to subsidize issuers of BABs for a portion of the interest paid by such issuers could be further reduced or eliminated in the future. To the extent the federal subsidy is reduced or eliminated, there is a risk that issuers of BABs could redeem bonds prior to their stated maturities based on the redemption language applicable to specific issues of BABs. Once such redemption provisions permit redemption of BABs because the subsidy is reduced or eliminated, issuers may be able to redeem BABs even after any reduction in the subsidy has ended. In addition to BABs, a Fund may invest in other municipal bonds that pay taxable interest.

Prices and yields on municipal bonds are dependent on a variety of factors, including general money-market conditions, the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. A number of these factors, including the ratings of particular issues, are subject to change from time to time. Information about the financial condition of an issuer of municipal bonds may not be as extensive as that which is made available by corporations whose securities are publicly traded. Tax Anticipation Notes are used to finance working capital needs of municipalities and are issued in anticipation of various seasonal tax revenues, to be payable from these specific future taxes. They are usually general obligations of the issuer, secured by the taxing power for the payment of principal and interest.

Municipal securities also include various forms of notes. These notes include, but are not limited to, the following types:

•	Revenue anticipation notes which are issued in expectation of receipt of other kinds of revenue, such as federal revenues. They, also, are usually general obligations of the issuer.

•

Bond anticipation notes which are normally issued to provide interim financial assistance until long-term financing can be arranged. The long- term bonds then provide funds for the repayment of the notes.

•

Construction loan notes which are sold to provide construction financing for specific projects. After successful completion and acceptance, many projects receive permanent financing through the Federal Housing Administration (“FHA”) under the FNMA or GNMA.

•

Project notes which are instruments sold by HUD but issued by a state or local housing agency to provide financing for a variety of programs. They are backed by the full faith and credit of the U.S. government, and generally carry a term of one year or less.

•	Short-term discount notes (tax-exempt commercial paper), which are short-term (365 days or less) promissory notes issued by municipalities to supplement their cash flow.

An entire issue of municipal securities may be purchased by one or a small number of institutional investors such as the Funds. Thus, the issue may not be said to be publicly offered. Unlike securities that must be registered under the 1933 Act prior to offer and sale, unless an exemption from such registration is available, municipal securities that are not publicly offered may nevertheless be readily marketable. A secondary market may exist for municipal securities that were not publicly offered initially.

Municipal securities are subject to credit risk. Information about the financial condition of an issuer of municipal securities may not be as extensive as that which is made available by corporations whose securities are publicly traded. Obligations of issuers of municipal securities are generally subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors. Congress or state legislatures may seek to extend the time for payment of principal or interest, or both, or to impose other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power or ability of issuers to meet their obligations for the payment of interest and principal on their municipal securities may be materially affected or their obligations may be found to be invalid or unenforceable. Such litigation or conditions may from time to time have the effect of introducing uncertainties in the market for municipal securities or certain segments thereof, or of materially affecting the credit risk with respect to particular bonds. Adverse economic, business, legal, or political developments might affect all or a substantial portion of a Fund’s municipal securities in the same manner. In addition, many states and municipalities were adversely impacted by the Coronavirus pandemic as a result of declines in revenues and increased expenditures required to manage and mitigate the outbreak.

An insolvent municipality may take steps to reorganize its debt, which might include extending debt maturities, reducing the amount of principal or interest, refinancing the debt or taking other measures that may significantly affect the rights of creditors and the value of the securities issued by the municipality and the value of a Fund’s investments in those securities. Under bankruptcy law, certain municipalities that meet specific conditions may be provided protection from creditors while they develop and negotiate plans for reorganizing their debts. U.S. bankruptcy law generally provides that individual U.S. states are not permitted to pass their own laws purporting to bind non-consenting creditors to a restructuring of a municipality’s indebtedness, and thus all such restructurings must be pursuant to Chapter 9 of the Bankruptcy Code. Changes to the Bankruptcy Code or the administration of its provisions relating to municipal bankruptcies could adversely impact a Fund’s investments in municipal securities.

Municipal bankruptcies are relatively rare, and certain provisions of U.S. bankruptcy law governing such bankruptcies are unclear and remain untested. Although Puerto Rico is a U.S. Territory, neither Puerto Rico nor its subdivisions or agencies are eligible to file under U.S. bankruptcy law in order to seek protection from creditors or restructure their debt.

Puerto Rico has faced a number of significant fiscal challenges, including a structural imbalance between its general fund revenues and expenditures, substantial unemployment and mounting unfunded retirement obligations. To help address these and other challenges, in June 2016, the U.S. Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”), which established a federally-appointed fiscal oversight board (“Oversight Board”) to oversee Puerto Rico’s financial operations and allows Puerto Rico and its instrumentalities, with approval of the Oversight Board, to file cases to restructure debt and other obligations in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. The Oversight Board is comprised of seven members appointed by the President who are nominated by a bipartisan selection process.

Puerto Rico has been in bankruptcy proceedings for approximately six years. However, in quarter one of 2022, the central government executed a debt exchange and exited bankruptcy. A debt adjustment plan was approved by Puerto Rico’s bankruptcy court in January 2022, and a debt exchange went effective in March 2022. Puerto Rico’s direct debt obligations were reduced from $34.3 billion to $7.4 billion, and its annual debt service was reduced from $4.2 billion to $1.15 billion.

The plan required that Puerto Rico adopt debt management policies to ensure debt service does not become unsustainable. Among other things, the policies dictate that debt proceeds may only be used to fund capital projects and that debt to cover deficits will no longer be allowed. Additionally, debt refundings are required to result in cash flow savings each fiscal year and may not raise principal. New debt is required to begin amortizing within two years and may not have a maturity greater than 30 years.

The Oversight Board is required by law to remain in place until, based on audited financials, four consecutive fiscal years have ended with balanced operations and Puerto Rico has demonstrated affordable market access to short-term and long-term credit markets at reasonable interest rates. Although the plan has substantially reduced the outstanding debt obligations of Puerto Rico and certain of its instrumentalities, there can be no assurances that Puerto Rico will be able to negotiate settlements with respect to the balance of its outstanding debt. In addition, the composition of the Oversight Board has changed significantly in recent years, and there is no assurance that the board members will approve future restructuring agreements with other creditors.

The budget process will continue to require the Oversight Board, the governor of Puerto Rico, and Puerto Rico’s Legislative Assembly to develop a budget that complies with the fiscal plan developed by the Oversight Board and the governor of Puerto Rico. The 2023 fiscal plan was certified by the Oversight Board on April 3, 2023 (“2023 Fiscal Plan”). The 2023 Fiscal Plan notes that through successive federal stimulus and recovery packages, Puerto Rico has received approximately $120 billion in federal funds, and the 2023 Fiscal Plan assumes full deployment of these funds by 2035. Apart from federal aid, the 2023 Fiscal Plan projects revenues of approximately $14.0 billion. Against these revenues, the 2023 Fiscal Plan projections reflect $12.4 billion of expenditures for fiscal year 2023.

The budget for fiscal year 2024 was certified on June 30, 2023 and provides for approximately $12.7 billion in General Fund expenditures. Allocations in the fiscal year 2024 budget to education, health care and economic development were approximately $2.6 billion, $1.5 billion and $64.1 million, respectively.

In addition, in early 2020, Puerto Rico was significantly impacted by COVID-19, which had substantial adverse effects on the health of the population and economic activity. In March 2020, the Oversight Board authorized Puerto Rico to implement a $787 million relief package to fight the pandemic and its economic impacts, of which $500 million was incremental new spending made available through a special appropriation. Any reduction in Puerto Rico’s revenues as a result of the current economic environment could negatively affect Puerto Rico’s ability to meet its debt service obligations, including with respect to debt held by a Fund. Further, Congress passed the Coronavirus Aid, Relief, and Economic Security Act (“CARES Act”) in March 2020, which provided for approximately $2.2 trillion in disaster relief. Among other things, the CARES Act established the Coronavirus Relief Fund (“CRF”), from which Puerto Rico has received $2.2 billion. In March 2021, the American Rescue Plan was signed into law, which provides an additional $350 billion in emergency funding for state, local, territorial and Tribal governments, including $4.5 billion specifically for relief to U.S. territories. It is not presently possible to predict whether the CRF and American Rescue Plan funds allocated to Puerto Rico will be sufficient to address its long-term economic challenges. A failure by Puerto Rico to meet its debt obligations could lead to a significant decline in the value, liquidity and marketability of Fund investments. The current economic environment also may negatively affect the economy of Puerto Rico.

In September 2017, two successive hurricanes caused significant damage to Puerto Rico. The hurricanes caused severe flooding and infrastructure damage, and more than 1 million people lost power throughout the island. Estimates suggest that the hurricanes caused more than $80 billion in damage, which led to additional strain on Puerto Rico’s economic situation. In February 2018, Congress appropriated approximately $90 billion for disaster recovery efforts for areas affected by the hurricanes, and approximately $11 billion was available for Puerto Rico. In late December 2019 and January 2020, a series of earthquakes, including the strongest earthquake to hit the island in more than a century, caused an estimated $200 million in damage. The aftershocks from these earthquakes may continue for years, and it is not currently possible to predict the extent of the damage that could arise from any aftershocks. The damage caused by the hurricanes, earthquakes, and aftershocks is expected to have substantial adverse effects on Puerto Rico’s economy. In addition to diverting funds to relief and recovery efforts, Puerto Rico is expected to lose substantial revenue as a result of decreased tourism and general business operations. These developments have an adverse effect on Puerto Rico’s finances and negatively impact the payment of principal and interest, the marketability, liquidity and value of securities issued by Puerto Rico. Moreover, future weather events or natural disasters, which may become more frequent and severe as a result of climate change, could negatively impact Puerto Rico’s ability to resolve ongoing debt negotiations. Any delays in debt restructuring negotiations could adversely affect Fund performance.

Municipal securities are subject to interest rate risk. Interest rate risk is the chance that security prices overall will decline over short or even long periods because of rising interest rates. Interest rate risk is higher for long-term bonds, whose prices are more sensitive to interest rate changes than are the prices of shorter-term bonds. Generally, prices of longer maturity issues tend to fluctuate more than prices of shorter maturity issues. Prices and yields on municipal securities are dependent on a variety of factors, such as the financial condition of the issuer, general conditions of the municipal securities market, the size of a particular offering, the maturity of the obligation and the rating of the issue. In market environments where interest rates are rising, issuers may be less willing or able to make principal and/or interest payments on securities when due. A number of these factors, including the ratings of particular issues, are subject to change from time to time.

Municipal bonds are subject to call risk. Call risk is the chance that during periods of falling interest rates, a bond issuer will call—or repay—a higher-yielding bond before its maturity date. Forced to reinvest the unanticipated proceeds at lower interest rates, a Fund would experience a decline in income and lose the opportunity for additional price appreciation associated with falling rates. Call risk is generally high for long-term bonds. Municipal bonds may be classified as illiquid investments.

High yield municipal bonds are subject to increased liquidity and valuation risk as compared to other municipal bonds and to high yield debt securities generally. There may be no active market for a high yield municipal bond, or it may trade in secondary markets on an infrequent basis. High yield municipal bonds may be more likely than other municipal bonds to be considered illiquid. It may be difficult for a Fund to obtain an accurate or recent market quotation for a high yield municipal bond, which may cause the security to be “fair valued” in accordance with the fair valuation policies established by the Board. See “How Portfolio Securities Are Valued.” For a more general discussion of the risks associated with high yield securities, which generally also are applicable to high yield municipal bonds, see “High Yield Securities.”

There are, in addition, a variety of hybrid and special types of municipal obligations, such as municipal lease obligations, as well as numerous differences in the security of municipal securities both within and between the two principal classifications described above. Municipal lease obligations are municipal securities that may be supported by a lease or an installment purchase contract issued by state and local government authorities to acquire funds to obtain the use of a wide variety of equipment and facilities such as fire and sanitation vehicles, computer equipment and other capital assets. These obligations, which may be secured or unsecured, are not general obligations and have evolved to make it possible for state and local governments to obtain the use of property and equipment without meeting constitutional and statutory requirements for the issuance of debt. Thus, municipal lease obligations have special risks not normally associated with municipal securities. These obligations frequently contain “non-appropriation” clauses that provide that the governmental issuer of the obligation has no obligation to make future payments under the lease or contract unless money is appropriated for such purposes by the legislative body on a yearly or other periodic basis. In addition to the “non-appropriation” risk, many municipal lease obligations have not yet developed the depth of marketability associated with municipal bonds; moreover, although the obligations may be secured by the leased equipment, the disposition of the equipment in the event of foreclosure might prove difficult. For the purpose of each Fund‘s investment restrictions, the identification of the “issuer” of municipal securities that are not general obligation bonds is made by the Manager or Subadvisor on the basis of the characteristics of the municipal securities as described above, the most significant of which is the source of funds for the payment of principal of and interest on such securities.

The Internal Revenue Code limits the types and volume of municipal securities qualifying for the federal income tax exemption for interest, and the Internal Revenue Code treats tax-exempt interest on certain municipal securities as a tax preference item included in the alternative minimum tax base for non-corporate shareholders. Further, an issuer’s failure to comply with the detailed and numerous requirements imposed by the Internal Revenue Code after bonds have been issued may cause the retroactive revocation of the tax-exempt status of certain municipal securities after their issuance. If an issuer of a municipal bond fails to satisfy certain requirements with respect to a particular municipal bond issuance, any interest earned by a Fund from its investment in such municipal bond may be taxable. The Funds intend to monitor developments in the municipal bond market to determine whether any defensive action should be taken.

With respect to the MainStay MacKay California Tax Free Opportunities Fund, please see Appendix A for specific risks associated with investments in California. With respect to MainStay MacKay New York Tax Free Opportunities Fund, please see Appendix B for specific risks associated with investments in New York.

Options

A Fund may use options for any purpose consistent with their respective investment objectives, such as to seek to hedge or manage risk, or to seek to increase total return. An option is a contract in which the “holder” (the buyer) pays a certain amount (the “premium”) to the “writer” (the seller) to obtain the right, but not the obligation, to buy from the writer (in a “call”) or sell to the writer (in a “put”) a specific asset at an agreed upon price (the “strike price” or “exercise price”) at or before a certain time (the “expiration date”). The holder pays the premium at inception and has no further financial obligation. The holder of an option will benefit from favorable movements in the price of the underlying asset but is not exposed to corresponding losses due to adverse movements in the value of the underlying asset. The writer of an option will receive fees or premiums but is exposed to losses due to changes in the value of the underlying asset. A Fund may purchase (buy) or write (sell) put and call options on assets, such as securities, currencies and indices of debt and equity securities (“underlying assets”) and enter into closing transactions with respect to such options to terminate an existing position. See “Derivative Instruments — General Discussion” for more information. Options used by the Funds may include European, American and Bermuda-style options. If an option is exercisable only at maturity, it is a “European” option; if it is also exercisable prior to maturity, it is an “American” option; if it is exercisable only at certain times, it is a “Bermuda” option.

If a Fund’s Manager or Subadvisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund’s investments, these techniques could result in a loss, regardless of whether the intent was to reduce risk or increase return. These techniques may increase the volatility of a Fund’s NAV per share and may involve a small investment of cash relative to the magnitude of the risk assumed. In addition, these techniques could result in a loss if the counterparty to the transaction does not perform as promised. Writing (selling) options involves greater risk than purchasing options because the seller is exposed to the extent of the actual price movement in the underlying security rather than only the loss of the premium payment paid, as would be the case with purchasing options. Purchasing and writing (selling) put and call options are highly specialized activities and entail greater than ordinary investment risks.

Purchasing Options. A Fund may purchase put or call options that are traded on an exchange or in the OTC market. Options traded in the OTC market may not be as actively traded as those listed on an exchange and generally involve greater credit risk than exchange-traded options, which are guaranteed by the clearing organization of the exchange where they are traded. Accordingly, it may be more difficult to value such options and to be assured that they can be closed out at any time. The Funds will engage in such transactions only with firms the Manager or Subadvisors deem to be of sufficient creditworthiness so as to minimize these risks.

A Fund may purchase put options on underlying assets to protect their holdings in an underlying or related asset against a substantial decline in market value. Underlying assets are considered related if their price movements generally correlate with one another. The purchase of put options on underlying assets held in the portfolio or related to such underlying assets will enable a Fund to preserve, at least partially, unrealized gains occurring prior to the purchase of the option on a portfolio asset without actually selling the asset.

In addition, a Fund will continue to receive interest or dividend income on the underlying asset. The put options purchased by a Fund may include, but are not limited to, “protective puts,” in which the underlying asset to be sold is identical or substantially identical to an underlying asset already held by the Fund or to an underlying asset that the Fund has the right to purchase. In the case of a purchased put option, a Fund would ordinarily recognize a gain if the value of the underlying assets decreased during the option period below the exercise price sufficiently to cover the premium. A Fund would recognize a loss if the value of the underlying assets remained above the difference between the exercise price and the premium.

A Fund may also purchase call options on underlying assets the Fund intends to purchase to protect against substantial increases in prices of such underlying assets pending their ability to invest in an orderly manner in such underlying assets. The purchase of a call option would entitle a Fund, in exchange for the premium paid, to purchase an underlying asset at a specified price upon exercise of the option during the option period. A Fund would ordinarily realize a gain if the value of the underlying assets increased during the option period above the exercise price sufficiently to cover the premium. A Fund would have a loss if the value of the underlying assets remained below the sum of the premium and the exercise price during the option period. In order to terminate an option position, the Funds may sell put or call options identical to those previously purchased, which could result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put or call option when it was purchased.

Writing Call Options. A Fund may sell (“write”) call options on its portfolio assets in an attempt to enhance investment performance. A call option sold by a Fund is a contract which gives the purchaser of the option the right to buy, and imposes on the writer of the option (in return for a premium received) the obligation to sell, the underlying asset at the exercise price upon the exercise of the option at a certain time or times prior to the expiration date, depending on the terms of the option, regardless of the market price of the underlying asset during the option period.

A Fund may write call options both to reduce the risks associated with certain of its investments and to increase total investment return through the receipt of premiums. In return for the premium income, a Fund will give up the opportunity to profit from an increase in the market price of the underlying asset above the exercise price so long as its obligations under the contract continue, except insofar as the premium represents a profit. Moreover, in writing the call option, a Fund will retain the risk of loss should the price of the underlying asset decline, which loss the premium is intended to offset in whole or in part. A Fund, in writing “American Style” call options, must assume that the call may be exercised at any time prior to the expiration of its obligations as a writer, and that in such circumstances the net proceeds realized from the sale of the underlying assets pursuant to the call may be substantially below the prevailing market price. In contrast, “European Style” options may only be exercised on the expiration date of the option. “Bermudian Style” options may only be exercised at certain times. Call options and the assets underlying such options will generally be listed on national securities exchanges, except for certain transactions in options on debt securities and foreign securities.

During the option period, the call writer has, in return for the premium received on the option, given up the opportunity to profit from a price increase in the underlying assets above the exercise price, but as long as its obligation as a writer continues, has retained the risk of loss should the price of the underlying asset decline.

A Fund may protect itself from further losses due to a decline in value of the underlying asset or from the loss of ability to profit from appreciation by buying an identical option, in which case the purchase cost may offset the premium. In order to do this, the Fund makes a “closing purchase transaction”—the purchase of a call option on the same underlying asset with the same exercise price and expiration date as the call option that it has previously written on any particular underlying asset. A Fund will realize a gain or loss from a closing purchase transaction if the amount paid to purchase a call option in a closing transaction is less or more than the amount received from the sale of the call option. Also, because increases in the market price of a call option will generally reflect increases in the market price of the underlying asset, any loss resulting from the closing out of a call option is likely to be offset in whole or in part by unrealized appreciation of the underlying asset owned by a Fund. When an underlying asset is to be sold from a Fund’s portfolio, the Fund will first effect a closing purchase transaction so as to close out any existing call option on that underlying asset or otherwise cover the existing call option.

A closing purchase transaction may be made only on a national or foreign securities exchange that provides a secondary market for an option with the same exercise price and expiration date, except as discussed below. There is no assurance that a liquid secondary market on an exchange or otherwise will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange or otherwise may exist. If a Fund is unable to effect a closing purchase transaction involving an exchange-traded option, the Fund will not sell the underlying asset until the option expires, or the Fund otherwise covers the existing option portion or the Fund delivers the underlying asset upon exercise. Once an option writer has received an exercise notice, it cannot effect a closing purchase transaction in order to terminate its obligation under the option and must deliver or purchase the underlying assets at the exercise price. OTC options differ from exchange-traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options. Therefore, a closing purchase transaction for an OTC option may in many cases only be made with the other party to the option.

Each Fund pays brokerage commissions and dealer spreads in connection with writing call options and effecting closing purchase transactions, as well as for purchases and sales of underlying assets. The writing of covered call options could result in significant increases in a Fund’s portfolio turnover rate, especially during periods when market prices of the underlying assets appreciate. Subject to the limitation that all call option writing transactions be covered, a Fund may, to the extent determined appropriate by the Manager or Subadvisor, engage without limitation in the writing of options on U.S. government securities.

Writing (selling) call options involves the risk that the seller may be obligated to deliver underlying assets at less than their current market price and, in the case of an unhedged written option, the risk of loss is theoretically unlimited. Unhedged call options and call options that are not hedged by the option’s underlying instrument have speculative characteristics and are riskier than hedged call options because the Fund could be obligated to deliver a security it does not own and cannot obtain at a favorable price. The premiums received by the Fund for writing (selling) an option may be insufficient to offset its losses sustained from market movements that are adverse to the strike (exercise or expiration) price of the written (sold) options.

Writing Put Options. A Fund may also write put options. A put option is a contract that gives the purchaser of the put option, in return for a premium, the right to sell the underlying asset to the seller of the option at a specified price at a certain time or times during the term of the option, depending on the terms of the option. Put options written by a

Fund are agreements by a Fund, for a premium received by the Fund, to purchase specified underlying assets at a specified price if the option is exercised during the option period.

The premium that the Funds receive from writing a put option will reflect, among other things, the current market price of the underlying asset, the relationship of the exercise price to such market price, the historical price volatility of the underlying asset, the option period, supply and demand and interest rates.

A put writer assumes the risk that the market price for the underlying asset will fall below the exercise price, in which case the writer could be required to purchase the underlying asset at a higher price than the then-current market price of the underlying asset. In both cases, the writer has no control over the time when it may be required to fulfill its obligation as a writer of the option.

The Funds may effect a closing purchase transaction to realize a profit on an outstanding written put option or to prevent an outstanding written put option from being exercised. The Funds also may effect a closing purchase transaction, in the case of a written put option, to permit the Funds to maintain their holdings of the deposited U.S. Treasury obligations, to write another put option to the extent that the exercise price thereof is secured by the deposited U.S. Treasury obligations, or to utilize the proceeds from the sale of such obligations to make other investments.

If a Fund is able to enter into a closing purchase transaction, a Fund will realize a profit or loss from such transaction if the cost of such transaction is less or more, respectively, than the premium received from the writing of the option. After writing a put option, a Fund may incur a loss equal to the difference between the exercise price of the option and the sum of the market value of the underlying asset plus the premium received from the sale of the option.

In addition, a Fund may also write straddles (combinations of puts and calls on the same underlying asset). The extent to which a Fund may write put and call options and enter into so-called “straddle” transactions involving put or call options may be limited by the requirements of the Internal Revenue Code for qualification as a regulated investment company and the Fund’s intention that it qualify as such. Subject to the limitation that all put option writing transactions be covered, a Fund may, to the extent determined appropriate by the Manager or Subadvisor, engage without limitation in the writing of options on U.S. government securities.

Writing (selling) put options involves the risk that the seller may be obligated to purchase underlying assets for a higher price than their current market price and, in the case of an unhedged written put option, the risk of loss may be substantial. Unhedged put options have speculative characteristics and are riskier than hedged put options because the Fund could be obligated to purchase a worthless instrument that it cannot sell in the market at a later date. The premiums received by the Fund for writing (selling) an option may be insufficient to offset its losses sustained from market movements that are adverse to the strike price of the written (sold) options.

Married Puts. A Fund may engage in a strategy known as “married puts.” This strategy is most typically used when a Fund owns a particular common stock or security convertible into common stock and wishes to effect a short sale “against the box” (see “Short Sales”) but for various reasons is unable to do so. A Fund may then enter into a series of stock and related option transactions to achieve the economic equivalent of a short sale against the box. To implement this trading strategy, a Fund will simultaneously execute with the same broker a purchase of shares of the common stock and an “in the money” OTC put option to sell the common stock to the broker and generally will write an OTC “out of the money” call option in the same stock with the same exercise price as the put option. The options are linked and may not be exercised, transferred or terminated independently of the other.

Holding the put option places a Fund in a position to profit on the decline in price of the security just as it would by effecting a short sale and to, thereby, hedge against possible losses in the value of a security or convertible security held by a Fund. The writer of the put option may require that a Fund write a call option, which would enable the broker to profit in the event the price of the stock rises above the exercise price of the call option (see “Writing Call Options” above). In the event the stock price were to increase above the strike or exercise price of the option, a Fund would suffer a loss unless it first terminated the call by exercising the put.

Special Risks Associated With Options On Securities. A Fund’s purpose in selling options is to realize greater income than would be realized on portfolio securities transactions alone. A Fund may forego the benefits of appreciation on securities sold pursuant to call options, or pay a higher price for securities acquired pursuant to put options written by the Fund. If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price, or, in the case of a call, remains less than or equal to the exercise price, the Fund will not be able to profitably exercise the option and will lose its entire investment in the option. Also, the price of a put or call option purchased to hedge against price movements in a related security may move more or less than the price of the related security.

A Fund would ordinarily realize a gain if the value of the securities increased during the option period above the exercise price sufficiently to cover the premium. A Fund would have a loss if the value of the securities remained below the sum of the premium paid and the exercise price during the option period. In addition, exchange markets in some securities options are a relatively new and untested concept, and it is impossible to predict the amount of trading interest that may exist in such options. The same types of risks apply to OTC trading in options. There can be no assurance that viable markets will develop or continue in the United States or abroad.

The ability of a Fund to successfully utilize options may depend in part upon the ability of the Manager or Subadvisor to forecast interest rates and other economic factors correctly.

The hours of trading for options on securities may not conform to the hours during which the securities are traded. To the extent that the options markets close before the markets for the securities, significant price and rate movements can take place in the underlying markets that cannot be reflected in the options markets.

Options on Securities Indices. A Fund may purchase call and put options on securities indices for the purpose of hedging against the risk of unfavorable price movements that may adversely affect the value of the Fund’s securities. Unlike a securities option, which gives the holder the right to purchase or sell specified securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (1) the difference between the value of the underlying securities index on the exercise date and the exercise price of the option, multiplied by (2) a fixed “index multiplier.” In exchange for undertaking the obligation to make such a cash payment, the writer of the securities index option receives a premium.

A securities index fluctuates with changes in the market values of the securities included in the index. For example, some securities index options are based on a broad market index such as the S&P 500® Composite Price Index or the NYSE Composite Index, or a narrower market index such as the S&P 100® Index. Indices may also be based on an industry or market segment such as the NYSE MKT Oil and Gas Index or the Computer and Business Equipment Index. Options on stock indices are traded on the following exchanges, among others: The Chicago Board Options Exchange, New York Stock Exchange and NYSE American.

The effectiveness of hedging through the purchase of securities index options will depend upon the extent to which price movements in the portion of the securities portfolio being hedged correlate with price movements in the selected securities index. Perfect correlation is not possible because the securities held or to be acquired by a Fund will not exactly match the securities represented in the securities indices on which options are based. The principal risk involved in the purchase of securities index options is that the premium and transaction costs paid by a Fund in purchasing an option will be lost as a result of unanticipated movements in prices of the securities comprising the securities index on which the option is based. Gains or losses on a Fund’s transactions in securities index options depend on price movements in the securities market generally (or, for narrow market indices, in a particular industry or segment of the market) rather than the price movements of individual securities held by the Fund.

A Fund may sell securities index options prior to expiration in order to close out its positions in securities index options that it has purchased. A Fund may also allow options to expire unexercised.

Options on Foreign Currencies. To the extent that it invests in foreign currencies, a Fund may purchase and write options on foreign currencies. A Fund may use foreign currency options contracts for various reasons, including: to manage its exposure to changes in currency exchange rates; as an efficient means of adjusting its overall exposure to certain currencies; or in an effort to enhance its return through exposure to a foreign currency. A Fund may, for example, purchase and write put and call options on foreign currencies for the purpose of protecting against declines in the dollar value of foreign portfolio underlying assets and against increases in the U.S. dollar cost of foreign underlying assets to be acquired. A Fund may also use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Fund’s assets are or may be denominated. For example, a decline in the dollar value of a foreign currency in which portfolio underlying assets are denominated will reduce the dollar value of such underlying assets, even if their value in the foreign currency remains constant. In order to protect against such declines in the value of portfolio underlying assets, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, that Fund will have the right to sell such currency for a fixed amount of dollars that exceeds the market value of such currency, resulting in a gain that may offset, in whole or in part, the negative effect of currency depreciation on the value of the Fund’s underlying assets denominated in that currency.

Conversely, if a rise in the dollar value of a currency in which underlying assets to be acquired are denominated is projected, thereby increasing the cost of such underlying assets, a Fund may purchase call options on such currency. If the value of such currency does increase, the purchase of such call options would enable a Fund to purchase currency for a fixed amount of dollars that is less than the market value of such currency, resulting in a gain that may offset, at least partially, the effect of any currency-related increase in the price of underlying assets the Fund intends to acquire. As in the case of other types of options transactions, however, the benefit a Fund derives from purchasing foreign currency options will be reduced by the amount of the premium and related transaction costs. In addition, if currency exchange rates do not move in the direction or to the extent anticipated, a Fund could sustain losses on transactions in foreign currency options that would deprive it of a portion or all of the benefits of advantageous changes in such rates.

A Fund may also write options on foreign currencies for hedging purposes. For example, if a Fund anticipates a decline in the dollar value of foreign currency-denominated underlying assets due to declining exchange rates, it could, instead of purchasing a put option, write a call option on the relevant currency. If the expected decline occurs, the option will most likely not be exercised, and the diminution in value of portfolio underlying assets will be offset by the amount of the premium received by a Fund.

Similarly, instead of purchasing a call option to hedge against an anticipated increase in the dollar cost of underlying assets to be acquired, a Fund could write a put option on the relevant currency. If rates move in the manner projected, the put option will expire unexercised and allow a Fund to offset such increased cost up to the amount of the premium. As in the case of other types of options transactions, however, the writing of a foreign currency option will constitute only a partial hedge up to the amount of the premium, and only if rates move in the expected direction. If unanticipated exchange rate fluctuations occur, the option may be exercised and a Fund would be required to purchase or sell the underlying currency at a loss that may not be fully offset by the amount of the premium. As a result of writing options on foreign currencies, a Fund also may be required to forego all or a portion of the benefits that might otherwise have been obtained from favorable movements in currency exchange rates.

Options on foreign currencies to be written or purchased by a Fund will be traded on U.S. and foreign exchanges or OTC. Exchange-traded options generally settle in cash, whereas OTC options may settle in cash or result in delivery of the underlying currency upon exercise of the option. As with other kinds of option transactions, however, the writing of an option on foreign currency will constitute only a partial hedge up to the amount of the premium received and a Fund could be required to purchase or sell foreign currencies at disadvantageous exchange rates, thereby incurring losses. The purchase of an option on foreign currency may constitute an effective hedge against exchange rate fluctuations, although, in the event of rate movements adverse to a Fund’s position, a Fund may forfeit the entire amount of the premium plus related transaction costs.

A Fund also may use foreign currency options to protect against potential losses in positions denominated in one foreign currency against another foreign currency in which the Fund’s assets are or may be denominated. There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. Furthermore, if trading restrictions or suspensions are imposed on the options markets, a Fund may be unable to close out a position.

Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of a Fund to reduce foreign currency risk using such options. OTC options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller and generally do not have as much market liquidity as exchanged-traded options. Foreign currency exchange-traded options generally settle in cash, whereas options traded OTC may settle in cash or result in delivery of the underlying currency upon exercise of the option.

Private Investments in Public Equity

A Fund may purchase equity securities in a private placement that are issued by issuers who have outstanding, publicly-traded equity securities of the same class (“private investments in public equity” or “PIPES”). Shares in PIPES generally are not registered with the SEC until after a certain time period from the date the private sale is completed. This restricted period can last many months. Until the public registration process is completed, PIPES are restricted as to resale and a Fund cannot freely trade the securities. Generally, such restrictions cause the PIPES to be illiquid during this time. PIPES may contain provisions that the issuer will pay specified financial penalties to the holder if the issuer does not publicly register the restricted equity securities within a specified period of time, but there is no assurance that the restricted equity securities will be publicly registered, or that the registration will remain in effect.

Qualified Financial Contracts

Regulations adopted by prudential regulators require that certain qualified financial contracts (as defined below) entered into with certain counterparties that are U.S. banks or are part of a U.S. or foreign banking organization designated as a global-systemically important banking organization to include contractual provisions that delay or restrict the rights of counterparties, such as the Funds, to exercise certain close-out, cross-default and similar rights under certain conditions. Qualified financial contracts are subject to an automatic one-day stay during which counterparties, such as the Funds, will be prevented from closing out a qualified financial contract if the counterparty is subject to resolution proceedings and prohibit the Funds from exercising default rights due to a receivership or similar proceeding of an affiliate of the counterparty. Implementation of these requirements may increase credit and other risks to the Funds. “Qualified financial contracts” include securities contracts, swaps, currency forwards and other derivatives and related agreements as well as repurchase agreements and securities lending agreements.

Quantitative Investing Risk

The Manager or a Subadvisor may use quantitative models, algorithms, methods or other similar techniques (“quantitative tools”) in managing the Funds, including to generate investment ideas, identify investment opportunities or as a component of its overall portfolio construction processes and investment selection or screening criteria. Quantitative tools may also be used in connection with risk management and hedging processes. The value of securities selected using quantitative tools can react differently to issuer, political, market and economic developments than the market as a whole or securities selected using only fundamental or other similar means of analysis. The factors used in quantitative tools and the weight placed on those factors may not be predictive of a security’s value or a successful weighting. In addition, factors that affect a security’s value can change over time and these changes may not be reflected in the quantitative tools. Thus, a Fund is subject to the risk that any quantitative tools used by the Manager or a Subadvisor will not be successful in, among other things, forecasting movements in industries, sectors or companies and/or in determining the size, direction and/or weighting of investment positions.

There is no guarantee that quantitative tools, and the investments selected based on such tools, will produce the desired results or enable a Fund to achieve its investment objective. A Fund may be adversely affected by imperfections, errors or limitations in construction and implementation (for example, limitations in a model, proprietary or third-party data imprecision or unavailability, software or other technology malfunctions, or programming inaccuracies) and the Manager’s or Subadvisor’s ability to monitor and timely adjust the metrics or update the data or features underlying the quantitative tools, including accounting for changes in the overall market environment, and identify and address omissions of relevant data or assumptions.

A quantitative tool may not perform as expected and a quantitative tool that has been formulated on the basis of past market data or trends may not be predictive of future price movements. A Fund may also be adversely affected by the Manager’s or Subadvisor’s ability to make accurate qualitative judgments regarding the quantitative tool’s output or operational complications relating to a quantitative tool.

Quantitative Models

Any quantitative models used by the Manager or a Subadvisor may not perform as expected. The quantitative model may contain certain assumptions in construction and implementation that may adversely affect the Fund’s performance.

Real Estate Companies and Real Estate Investment Trusts (“REITs”)

Investments in equity securities of issuers that are principally engaged in the real estate industry are subject to certain risks associated with ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate, risks related to general and local economic conditions; possible lack of availability of mortgage funds or other limitations on access to capital; overbuilding; risks associated with leverage, market illiquidity, extended vacancies of properties, increase in competition, property taxes, capital expenditures and operating expenses, changes in zoning laws or other governmental regulation; costs resulting from the clean-up of, and liability to third parties for damages resulting from environmental problems, tenants bankruptcies or other credit problems, casualty or condemnation losses, uninsured damages from floods, earthquakes or other natural disasters, limitations on and variations in rents, including decreases in market rates for rents; investment in developments that are not completed or that are subject to delays in completion; and changes in interest rates. To the extent that assets underlying a Fund’s investments are concentrated geographically, by property type on in certain other respects, a Fund may be subject to certain of the foregoing risks to a greater extent. Investments by a Fund in securities of issuers providing mortgage servicing will be subject to the risks associated with refinancing and their impact on servicing rights. A Fund’s investment in real estate companies is particularly sensitive to economic downturns.

In addition, if a Fund receives rental income or income from the disposition of real property acquired as result of a default on securities the Fund owns, the receipt of such income may adversely affect the Fund’s ability to qualify as a regulated investment company because of certain income source requirements applicable to regulated investment companies under the Internal Revenue Code.

A Fund may invest in REITs. REITs are pooled investment vehicles that invest primarily in either real estate or real estate related loans. A REIT will not incur any entity level taxation on income distributed to its shareholders or unitholders if it complies with certain requirements under the Internal Revenue Code, including a requirement to distribute at least 90% of its taxable income for each taxable year. Generally, REITs can be classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest a majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest a majority of their assets in real estate mortgages and derive their income primarily from income payments. Hybrid REITs combine the characteristics of both equity and mortgage REITs.

A Fund will not invest in real estate directly, but only in securities issued by real estate companies. However, to the extent that a Fund invests in REITs, the Fund is also subject to the risks associated with the direct ownership of real estate, including but not limited to: declines in the value of real estate; risks related to general and local economic conditions; possible lack of availability of mortgage funds; overbuilding; extended vacancies of properties; increased competition; increases in property taxes and operating expenses; changes in zoning laws; losses due to costs resulting from the clean-up of environmental problems; liability to third parties for damages resulting from environmental problems; casualty or condemnation losses; limitations on rents; changes in neighborhood values and the appeal of properties to tenants; and changes in interest rates. Thus, the value of the Fund’s shares may change at different rates compared to the value of shares of a mutual fund with investments in a mix of different industries.

REITs are dependent upon management skills and generally may not be diversified. REITs are also subject to heavy cash flow dependency, defaults by borrowers and self-liquidation. In addition, REITs could possibly fail to qualify for special tax treatment under the Internal Revenue Code, or to maintain their exemptions from registration under the 1940 Act. The above factors may also adversely affect a borrower’s or a lessee’s ability to meet its obligations to the REIT. In the event of a default by a borrower or lessee, the REIT may experience delays in enforcing its rights as a mortgagee or lessor and may incur substantial costs associated with protecting its investments. In addition, even the larger REITs in the industry tend to be small to medium-sized companies in relation to the equity markets as a whole. Accordingly, REIT shares can be more volatile than — and at times will perform differently from — larger capitalization stocks such as those found in the Dow Jones Industrial Average.

Some REITs may have limited diversification and may be subject to risks inherent to investments in a limited number of properties, in a narrow geographic area, or in a single property type. Equity REITs may be affected by changes in underlying property values. Mortgage REITs may be affected by the quality of the credit extended. REITs also involve risks such as refinancing, interest rate fluctuations, changes in property values, general or specific economic risk on the real estate industry, dependency on management skills and other risks similar to small company investing. Although a Fund is not allowed to invest in real estate directly, it may acquire real estate as a result of a default on the REIT securities it owns. A Fund, therefore, may be subject to certain risks associated with the direct ownership of real estate including difficulties in valuing and trading real estate, declines in the value of real estate, risks related to general and local economic conditions, adverse changes in the climate for real estate, environmental liability risks, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, limitation on rents, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates.

In addition, because smaller-capitalization stocks are typically less liquid than larger capitalization stocks, REIT shares may sometimes experience greater share-price fluctuations than the stocks of larger companies.

Repurchase Agreements

A Fund may enter into domestic or foreign repurchase agreements with certain sellers pursuant to guidelines adopted by the Board.

A repurchase agreement, which provides a means for a Fund to earn income on uninvested cash for periods as short as overnight, is an arrangement under which the purchaser (i.e., the Fund) purchases a security, usually in the form of a debt obligation (the “Obligation”) and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Repurchase agreements with foreign banks may be available with respect to government securities of the particular foreign jurisdiction. The custody of the Obligation will be maintained by a custodian appointed by the Fund. The Fund attempts to assure that the value of the purchased securities, including any accrued interest, will at all times exceed the value of the repurchase agreement. The repurchase price may be higher than the purchase price, the difference being income to the Fund, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Fund together with the repurchase price upon repurchase. In either case, the income to the Fund is unrelated to the interest rate on the Obligation subject to the repurchase agreement.

In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Fund may encounter delays and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterizes the transaction as a loan and the Fund has not perfected a security interest in the Obligation, the Fund may be required to return the Obligation to the seller’s estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, the Fund would be at risk of losing some or all of the principal and income involved in the transaction. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the security. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, a Fund could suffer losses, including loss of interest on or principal of the security and costs associated with delay and enforcement of the repurchase agreement. In addition, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including accrued interest), the Fund will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement equals or exceeds the repurchase price.

The Board has delegated to the Manager or a Subadvisor the authority and responsibility to monitor and evaluate the Fund’s use of repurchase agreements, which includes: (i) the identification of sellers whom they believe to be creditworthy; (ii) the authority to enter into repurchase agreements with such sellers; and (iii) the responsibility to determine, at the time the repurchase agreement is entered into, that the collateral, other than cash or government securities are issued by an issuer that has an “exceptionally strong capacity” to meet its financial obligations on the securities collateralizing the repurchase agreement, and are sufficiently liquid that they can be sold by a Fund at approximately their carrying value in the ordinary course of business within seven calendar days. As with any unsecured debt instrument purchased for the Funds, the Manager or Subadvisors seek to minimize the risk of loss from repurchase agreements by analyzing, among other things, sufficiency of the collateral.

In December 2023, the SEC adopted rule amendments providing that any covered clearing agency (“CCA”) for U.S. Treasury securities require that every direct participant of the CCA (which generally would be a bank or broker-dealer) submit for clearance and settlement all eligible secondary market transactions in U.S. Treasury securities to which it is a counterparty. The clearing mandate includes in its scope all repurchase or reverse repurchase agreements of such direct participants collateralized by U.S. Treasury securities (collectively, “Treasury repo transactions”) of a type accepted for clearing by a registered CCA, including both bilateral Treasury repo transactions and triparty Treasury repo transactions where a bank agent provides custody, collateral management and settlement services.

The Treasury repo transactions of registered funds with any direct participants of a CCA will be subject to the mandatory clearing requirement. Currently, the Fixed Income Clearing Corporation (“FICC”) is the only CCA for U.S. Treasury securities. FICC currently operates a “Sponsored Program” for clearing of Treasury repo transactions pursuant to which a registered fund may enter into a clearing arrangement with a “sponsoring member” bank or broker-dealer that is a direct participant of FICC as a “sponsored member” of FICC.

Compliance with the clearing mandate for Treasury repo transactions is scheduled to be required by June 30, 2026. The clearing mandate is expected to result in each Fund being required to clear all or substantially all of its Treasury repo transactions as of the compliance date, and may necessitate expenditures by each Fund that trades in Treasury repo transactions in connection with entering into new agreements with sponsoring members and taking other actions to comply with the new requirements. The Manager or a Subadvisor will monitor developments in the Treasury repo transactions market as the implementation period progresses.

For purposes of the 1940 Act, a repurchase agreement has been deemed to be a loan from a Fund to the seller of the Obligation. It is not clear whether a court would consider the Obligation purchased by the Fund subject to a repurchase agreement as being owned by the Fund or as being collateral for a loan by the Fund to the seller.

See “Temporary Defensive Positions; Cash Equivalents” for more information.

Restricted Securities – Rule 144A Securities and Section 4(a)(2) Commercial Paper

Restricted securities have no ready market and are subject to legal restrictions on their sale (other than those eligible for resale pursuant to Rule 144A under or Section 4(a)(2) of the 1933 Act determined to be liquid pursuant to guidelines adopted by the Board). Difficulty in selling securities may result in a loss or be costly to a Fund. Restricted securities generally can be sold only in privately negotiated transactions, pursuant to an exemption from registration under the 1933 Act, or in a registered public offering. Where registration is required, the holder of an unregistered security may be obligated to pay all or part of the registration expense and a considerable period may elapse between the time it decides to seek registration and the time when a holder can sell a security under an effective registration statement. If, during such a period, adverse market conditions were to develop, the holder of a restricted security (e.g., a Fund) might obtain a less favorable price than prevailed when it decided to seek registration of the security.

Each Fund may invest in Rule 144A securities and in Section 4(a)(2) commercial paper, as defined below. Certain securities may only be sold subject to limitations imposed under federal securities laws. Among others, two categories of such securities are (1) restricted securities that may be sold only to certain types of purchasers pursuant to the limitations of Rule 144A under the 1933 Act (“Rule 144A securities”) and (2) commercial debt securities that are not sold in a public offering and therefore exempt from registration under Section 4(a)(2) of the 1933 Act (“4(a)(2) commercial paper”). The resale limitations on these types of securities may affect their liquidity.

Reverse Repurchase Agreements

A Fund may enter into reverse repurchase agreements with banks or broker/dealers (except a money market fund may enter into reverse repurchase agreements with banks only), which involve the sale of a security by a Fund and its agreement to repurchase the instrument at a specified time and price. Under a reverse repurchase agreement, the Fund continues to receive any principal and interest payments on the underlying security during the term of the agreement. These agreements involve the sale of debt securities, or Obligations, held by a Fund, with an agreement to repurchase the Obligations at an agreed upon price, date and interest payment. The proceeds will be used to purchase other debt securities either maturing, or under an agreement to resell, at a date simultaneous with or prior to the expiration of the reverse repurchase agreement. Reverse repurchase agreements will be utilized, when permitted by law, only when the interest income to be earned from the investment of the proceeds from the transaction is greater than the interest expense of the reverse repurchase transaction.

The use of reverse repurchase agreements by a Fund creates leverage that increases a Fund’s investment risk. If the income and gains on securities purchased with the proceeds of reverse repurchase agreements exceed the cost of the agreements, the Fund’s earnings or NAV will increase faster than otherwise would be the case; conversely, if the income and gains fail to exceed the costs, earnings or NAV would decline faster than otherwise would be the case.

If the buyer of the Obligation subject to the reverse repurchase agreement becomes bankrupt, realization upon the underlying securities may be delayed and there is a risk of loss due to any decline in their value.

Short Sales

In accordance with the restrictions set forth in the applicable Prospectus and this SAI, certain Funds may engage in any type of short sales, including short sales “against the box.” To the extent permitted by its investment objective and policies, each Fund may enter into short sales “against the box,” and such transactions will be limited to no more than 25% of a Fund’s total assets.

In a short sale transaction, a Fund sells a security it does not own in anticipation of a decline in the market value of that security. To enter into a short sale, a Fund borrows the security and delivers it to a buyer. To close out the short sale, the Fund purchases the security borrowed at the market price and returns it to the party from which it originally borrowed the security. The price at the time a Fund closes out a short sale may be more or less than the price at which the Fund sold the security to enter into the short sale. Until the Fund replaces the security, the Fund is required to pay to the lender amounts equal to any dividend which accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. There may also be other costs associated with short sales. A Fund will incur a loss as a result of the short sale if the price of the security increases between the date when the Fund enters into the sale and the date when the Fund closes out the short position. The Fund will realize a gain if the security declines in price between those dates. Until a Fund replaces a borrowed security in connection with a short sale, the Fund will fully-collateralize its position in accordance with applicable law. There is no guarantee that a Fund will be able to close out a short position at any particular time or at an acceptable price. During the time that a Fund is short a security, it is subject to the risk that the lender of the security will terminate the loan at a time when the Fund is unable to borrow the same security from another lender. If that occurs, the Fund may be “bought in” at the price required to purchase the security needed to close out the short position, which may be a disadvantageous price. Unlike a long position in a security, theoretically there is no limit to the amount a Fund could lose in a short sale transaction.

MacKay Shields maintains internal restrictions on selling short securities that are held long by other funds or accounts that it manages. Therefore, if a Fund is subadvised by MacKay Shields, its ability to sell short certain securities may be restricted.

In a short sale “against the box,” a Fund enters into a short sale of a security that the Fund owns or has the right to obtain the security or one of like kind and amount at no additional cost. The effect of a short sale against the box is to “lock in” appreciation of a long position by hedging against a possible market decline in the value of the long position. The short sale against the box counterbalances the related long position such that gains in the long position will be offset by equivalent losses in the short position, and vice versa. In some cases, the proceeds of the short sale are retained by the broker pursuant to applicable margin rules. If a broker with which the Fund has open short sales were to become bankrupt, a Fund could experience losses or delays in recovering gains on short sales.

If a Fund effects a short sale of securities against the box at a time when it has an unrealized gain on the securities, it may be required to recognize that gain as if it had actually sold the securities (as a “constructive sale”) on the date it effects the short sale. However, such constructive sale treatment may not apply if the Fund closes out the short sale with securities other than the appreciated securities held at the time of the short sale and if certain other conditions are satisfied.

Special Purpose Acquisition Companies

A Fund may invest in stock, warrants, rights and other securities of special purpose acquisition companies (“SPACs”) or similar special purpose entities that pool funds to seek potential acquisition opportunities. A SPAC is typically a publicly traded company that raises funds through an IPO for the purpose of acquiring or merging with another company to be identified subsequent to the SPAC’s IPO. The securities of a SPAC are often issued in “units” that include one share of common stock and one right or warrant (or partial right or warrant) conveying the right to purchase additional shares of common stock. At a specified time, the rights and warrants may be separated from the common stock at the election of the holder, after which time each security typically is freely tradeable. As an alternative to obtaining a public listing through a traditional IPO, SPAC investments carry many of the same risks as investments in IPO securities. These may include, but are not limited to, erratic price movements, greater risk of loss, lack of information about the issuer, limited operating and little public or no trading history and higher transaction costs.

Unless and until an acquisition is completed, a SPAC generally invests its assets (less a portion retained to cover expenses) in U.S. government securities, money market funds and similar investments and does not typically pay dividends with respect to its common stock. If an acquisition or merger that meets the requirements for the SPAC is not completed within a pre-established period of time, the invested funds are returned to the SPAC’s shareholders, less certain permitted expenses and any rights or warrants issued by the SPAC will expire worthless.

Additionally, a Fund may purchase units or shares of SPACs that have completed an IPO on a secondary market, during a SPAC’s IPO or through a PIPE offering. PIPE transactions involve the purchase of securities typically at a discount to the market price of the company’s common stock and may be subject to transfer restrictions, which typically would make them less liquid than equity issued through a public offering.

Because SPACs and similar entities are essentially blank check companies without operating history or ongoing business other than seeking acquisitions, the value of their securities is particularly dependent on the ability of the entity’s management to identify and complete a profitable acquisition. An investment in a SPAC is subject to a variety of risks, including that (i) a portion of the monies raised by the SPAC for the purpose of effecting an acquisition or merger may be expended prior to the transaction for payment of taxes and other expenses; (ii) prior to any acquisition or merger, a SPAC’s assets are typically invested in U.S. government securities, money market funds and similar investments whose returns or yields may be significantly lower than those of the Fund’s other investments; (iii) the Fund generally will not receive significant income from its investments in SPACs (both prior to and after any acquisition or merger) and, therefore, the Fund’s investments in SPACs will not significantly contribute to the Fund’s distributions to shareholders; (iv) attractive acquisition or merger targets may become scarce if the number of SPACs seeking to acquire operating businesses increases; (v) an attractive acquisition or merger target may not be identified at all, in which case the SPAC will be required to return any remaining monies to shareholders; (vi) if an acquisition or merger target is identified, the Fund may elect not to participate in, or vote to approve, the proposed transaction or the Fund may be required to divest its interests in the SPAC, due to regulatory or other considerations, in which case the Fund may not reap any resulting benefits; (vii) the warrants or other rights with respect to the SPAC held by the Fund may expire worthless or may be redeemed by the SPAC at an unfavorable price; (viii) any proposed merger or acquisition may be unable to obtain the requisite approval, if any, of SPAC shareholders and/or antitrust and securities regulators; (ix) under any circumstances in which the Fund receives a refund of all or a portion of its original investment (which typically represents a pro rata share of the proceeds of the SPAC’s assets, less any applicable taxes), the returns on that investment may be negligible and the Fund may be subject to opportunity costs to the extent that alternative investments would have produced higher returns; (x) to the extent an acquisition or merger is announced or completed, shareholders who redeem their shares prior to that time may not reap any resulting benefits; (xi) the Fund may be delayed in receiving any redemption or liquidation proceeds from a SPAC to which it is entitled; (xii) an acquisition or merger once effected may prove unsuccessful and an investment in the SPAC may lose value; (xiii) an investment in a SPAC may be diluted by additional later offerings of interests in the SPAC or by other investors exercising existing rights to purchase shares of the SPAC; (xiv) only a thinly traded market for shares of or interests in a SPAC may develop, or there may be no market at all, leaving the Fund unable to sell its interest in a SPAC or to sell its interest only at a price below what the Fund believes is the SPAC interest’s intrinsic value; and (xv) the values of investments in SPACs may be highly volatile and may depreciate significantly over time.

Stripped Securities

Stripped securities are the separate income or principal components of a debt security. The risks associated with stripped securities are similar to those of other debt securities, although stripped securities may be more volatile, and the value of certain types of stripped securities may move in the same direction as interest rates. U.S. Treasury securities that have been stripped by a Federal Reserve Bank are obligations issued by the U.S. Treasury.

Privately stripped government securities are created when a dealer deposits a U.S. Treasury security or other U.S. government security with a custodian for safekeeping. The custodian issues separate receipts for the coupon payments and the principal payment, which the dealer then sells.

A number of banks and brokerage firms have separated (“stripped”) the principal portions (“corpus”) from the coupon portions of the U.S. Treasury bonds and notes and sold them separately in the form of receipts or certificates representing undivided interests in these instruments (which instruments are generally held by a bank in a custodial or trust account). The investment and risk characteristics of “zero coupon” Treasury securities described below under “U.S. Government Securities” are shared by such receipts or certificates. The staff of the SEC has indicated that receipts or certificates representing stripped corpus interests in U.S. Treasury securities sold by banks and brokerage firms should not be deemed U.S. government securities but rather securities issued by the bank or brokerage firm involved.

Swap Agreements

In accordance with its investment strategy and only with Board approval, a Fund may enter into interest rate, equity, credit default, index and currency exchange rate swap agreements for purposes of attempting to obtain a particular desired return at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or for other portfolio management purposes, subject to certain limitations. Swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors. Depending on their structure, swap agreements may increase or decrease a Fund’s exposure to long- or short-term interest rates (in the United States or abroad), foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices or inflation rates. Swap agreements can take many different forms and are known by a variety of names.

Most swap agreements entered into by a Fund would calculate the obligations of the parties to the agreements on a “net” basis. Consequently, a Fund’s obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund).

Each Fund will not enter into a swap agreement with any single party if the net amount owed or to be received under existing contracts with that party would exceed 5% of that Fund’s total assets. This limitation will only apply to OTC swap transactions and will not apply to swap transactions that are centrally cleared. The Manager or Subadvisor will consider, among other factors, creditworthiness, size, market share, execution ability, pricing and reputation in selecting swap counterparties for the Funds.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.

Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few days to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on particular predetermined investments or instruments, which may be adjusted for an interest factor. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. The “notional amount” of the swap agreement is only a fictive basis on which to calculate the obligations that the parties to a swap agreement have agreed to exchange. An equity swap is a two-party contract that generally obligates one party to pay the positive return and the other party to pay the negative return on a specified reference security, basket of securities, security index or index component (“asset”) during the period of the swap. The payments based on the reference asset may be adjusted for transaction costs, interest payments, the amount of dividends paid on the referenced asset or other economic factors.

A Fund may purchase and sell Municipal Market Data Rate Locks (“MMD Rate Locks”). An MMD Rate Lock is a type of swap agreement that is similar to an interest rate swap whereby it enables a Fund to lock in a specified municipal interest rate for a portion of its portfolio. An MMD Rate Lock is a contract between counterparties pursuant to which the parties agree to make payments to each other based on a notional amount, contingent upon whether municipal interest rates (typically based on the 30-year “AAA” Municipal Market Data rate) are above or below a specified rate on the expiration date of the contract. A Fund will ordinarily use these transactions as a hedge or for duration or risk management purposes although the Funds are permitted to enter into MMD Rate Locks to seek to enhance income or gain. In entering into MMD Rate Locks, there is a risk that municipal yields will move in a direction opposite of the direction anticipated by a Fund.

Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend on the Manager’s or Subadvisor’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Because, among other reasons, swaps are two party contracts and may have terms of greater than seven days, swap agreements may be classified as illiquid investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Manager or Subadvisor will cause a Fund to enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Fund’s repurchase agreement guidelines. Certain restrictions imposed on the Funds by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. A Fund may be able to eliminate its exposure under a swap agreement either by assignment or other disposition, or by entering into an offsetting swap agreement with the same party or a similarly creditworthy party. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Certain standardized swaps are currently subject to mandatory central clearing. Central clearing is expected to decrease counterparty risk compared to bilateral swaps because central clearing interposes the central clearinghouse as the counterparty to each participant’s swap. Separately, under the trade execution requirement, swap transactions subject to the clearing requirement must be traded on either a Designated Contract Market (DCM) or Swap Execution Facility (SEF) unless no DCM or SEF “makes the swap available to trade.” A DCM is a board of trade (i.e., an organized exchange or trading facility) that has been licensed by the CFTC. An SEF is a trading facility that provides certain minimum trading functionality to facilitate the execution of swaps between persons and is not a DCM. Swap transactions subject to the trade execution requirement must be executed on an SEF either through an order book or a request-for-quote system operated in conjunction with an order book. The trade execution requirement is expected to decrease illiquidity risk and increase pre-trade price transparency because prices and volumes are posted on the exchange. However, central clearing and the trade execution requirement do not eliminate counterparty risk or illiquidity risk entirely. In addition, depending on the size of a Fund and other factors, the margin required under the rules of a clearinghouse and by a clearing member may be in excess of the collateral required to be posted by a Fund to support its obligations under a similar bilateral swap thus requiring a Fund to incur increased expenses to access the same types of swaps. Uncleared swaps are subject to minimum margin requirements that will be implemented on a phased-in basis. Certain other swap agreements can be individually negotiated and structured to include exposure to a variety of different types of investments or market factors.

Equity Swaps (Total Return Swaps / Index Swaps). Equity swap contracts may be structured in different ways. For example, when a Fund takes a long position, the counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have increased in value had it been invested in a particular stock (or group of stocks), plus the dividends that would have been received on the stock. In these cases, a Fund may agree to pay to the counterparty interest on the notional amount of the equity swap plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stock. Therefore, in this case the return to a Fund on the equity swap should be the gain or loss on the notional amount plus dividends on the stock less the interest paid by the Fund on the notional amount. In other cases, when a Fund takes a short position, a counterparty may agree to pay the Fund the amount, if any, by which the notional amount of the equity swap would have decreased in value had the Fund sold a particular stock (or group of stocks) short, less the dividend expense that the Fund would have paid on the stock, as adjusted for interest payments or other economic factors. In these situations, a Fund may be obligated to pay the amount, if any, by which the notional amount of the swap would have increased in value had it been invested in such stock.

Equity swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Fund is contractually obligated to make. If the other party to an equity swap defaults, a Fund’s risk of loss consists of the net amount of payments that such Fund is contractually entitled to receive, if any.

Equity swaps are derivatives and their value can be very volatile. To the extent that the Manager or Subadvisor does not accurately analyze and predict future market trends, the values of assets or economic factors, a Fund may suffer a loss, which may be substantial. The swap markets in which many types of swap transactions are traded have grown substantially in recent years, with a large number of banks and investment banking firms acting both as principals and as agents. As a result, the markets for certain types of swaps have become relatively liquid.

Interest Rate Swaps. An interest rate swap is an agreement between two parties where one stream of future interest payments is exchanged for another based on a specified principal amount. Interest rate swaps often exchange a fixed payment for a floating payment that is linked to an interest rate. A company will typically use interest rate swaps to limit, or manage, its exposure to fluctuations in interest rates, or to obtain a marginally lower interest rate than it would have been able to get without the swap.

Swap agreements will tend to shift a Fund’s investment exposure from one type of investment to another. For example, if a Fund agreed to pay fixed rates in exchange for floating rates while holding fixed-rate bonds, the swap would tend to decrease the Fund’s exposure to long-term interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of a Fund’s investments and its share price and yield. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, or other factors that determine the amounts of payments due to and from a Fund. If a swap agreement calls for payments by a Fund, the Fund must be prepared to make such payments when due.

Credit Default Swaps. To the extent consistent with its investment objectives and subject to the Funds’ general limitations on investing in swap agreements, certain Funds may invest in credit default swaps, including credit default swap index products (sometimes referred to as CDX index). Credit default swaps are contracts whereby one party, the protection “buyer,” makes periodic payments to a counterparty, the protection “seller,” in exchange for the right to receive from the seller a payment equal to the par (or other agreed-upon value (the “value”) of a particular debt obligation (the “referenced debt obligation”) in the event of a default by the issuer of that debt obligation. A credit default swap may use one or more securities that are not currently held by a Fund as referenced debt obligations. A Fund may be either the buyer or the seller in the transaction. When used for hedging purposes, a Fund would be the buyer of a credit default swap contract. In that case, a Fund would be entitled to receive the value of a referenced debt obligation from the seller in the event of a default by a third party, such as a U.S. or non-U.S. issuer, on the debt obligation. In return, a Fund would pay to the seller a periodic stream of payments over the term of the contract provided that no event of default has occurred. If no default occurs, a Fund would have spent the stream of payments and received no benefit from the contract. Credit default swaps involve the risk that, in the event that the Manager or Subadvisor incorrectly evaluates the creditworthiness of the issuer on which the swap is based, the investment may expire worthless and would generate income only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial instability). They also involve credit risk - that the seller may fail to satisfy its payment obligations to a Fund in the event of a default.

When a Fund is the seller of a credit default swap contract, it receives the stream of payments but is obligated to pay upon default of the referenced debt obligation. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total assets, the Fund would be subject to investment exposure on the notional amount of the swap.

In addition to the risks applicable to derivatives generally, credit default swaps involve special risks because they are difficult to value, are highly susceptible to liquidity and credit risk, and generally pay a return to the party that has paid the premium only in the event of an actual default by the issuer of the underlying obligation (as opposed to a credit downgrade or other indication of financial difficulty).

A Fund may also invest in a CDS index, including one of the CDX indices. A CDX index is an equally-weighted credit default swap index that is designed to track a representative segment of the credit default swap market (e.g., investment grade, high volatility, below investment grade or emerging markets) and provides an investor with exposure to specific “baskets” of issuers of certain debt instruments. CDX index products potentially allow an investor to obtain the same investment exposure as an investor who invests in an individual credit default swap, with an increased level of diversification. Generally, the value of the CDX index will fluctuate in response to changes in the perceived creditworthiness or default experience of the basket of issuers of debt instruments to which the CDX index provides exposure. An investor’s investment in a tranche of a CDX index provides customized exposure to certain segments of the CDX index’s potential loss distribution. The lowest or riskiest tranche, known as the equity tranche, has exposure to the first losses experienced by the basket. The mezzanine and senior tranches are higher in the capital structure but may also be exposed to losses in value. Investment in a CDX index is susceptible to liquidity risk, along with credit risk, counterparty risk and others risks associated with an investment in a credit default swaps, as discussed above. However, certain of these indices are subject to mandatory central clearing and exchange trading, which may reduce counterparty credit risk and increase liquidity compared to other credit default swap or CDX index transactions.
Swaptions. A Fund also may enter into swaptions. A swaption is a contract that gives a counterparty the right (but not the obligation) in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swaptions.

Whether a Fund’s use of swap agreements or swaptions will be successful in furthering its investment objective will depend on the Manager or Subadvisor’s ability to predict whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness. Certain restrictions imposed by the Internal Revenue Code may limit the Funds’ ability to use swap agreements. It is possible that developments in the swaps market, including additional government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

Tax Risks

A Fund’s investments and investment strategies, including transactions in options and futures contracts, may be subject to special and complex federal income tax provisions, the effect of which may be, among other things: (1) to disallow, suspend, defer or otherwise limit the allowance of certain losses or deductions; (2) to accelerate income to the Fund; (3) to convert long-term capital gain, which is currently subject to lower tax rates, into short-term capital gain or ordinary income, which are currently subject to higher tax rates; (4) to convert an ordinary loss or a deduction into a capital loss (the deductibility of which is more limited); (5) to treat dividends that would otherwise constitute qualified dividend income as non-qualified dividend income; and (6) to produce income that will not qualify as good income under the gross income requirements that must be met for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. While it may not always be successful in doing so, a Fund will seek to avoid or minimize any adverse tax consequences that could arise from such investment practices.

Temporary Defensive Positions; Cash Equivalents

In times of unusual or adverse purchase or redemption activity, or market, economic or political conditions, for temporary defensive purposes, each Fund may invest outside the scope of its principal investment focus. Under these or other conditions, a Fund may not invest in accordance with its investment objective or investment strategies, including substantially reducing or eliminating its short positions, and, as a result, there is no assurance that the Fund will achieve its investment objective. Under these or other conditions, a Fund may, in the discretion of the Manager or a Subadvisor, invest without limit in cash, cash equivalents and/or other fixed-income securities. These include, but are not limited to: short-term obligations issued or guaranteed as to interest and principal by the U.S. government or any agency or instrumentality thereof (including repurchase agreements collateralized by such securities; see “Repurchase Agreements” and “Reverse Repurchase Agreements” for a description of the characteristics and risks of repurchase agreements and reverse repurchase agreements); obligations of banks CDs, bankers’ acceptances and time deposits) and obligations of other banks or S&Ls if such obligations are federally insured; commercial paper (as described in this SAI); investment grade corporate debt securities or money market instruments, for this purpose including U.S. government securities having remaining maturities of one year or less; and other debt instruments not specifically described above if such instruments are deemed by the Manager or a Subadvisor to be of comparable high quality and liquidity. In addition, certain Funds may hold foreign cash and cash equivalents.

Also, a portion of each Fund’s assets may be maintained in money market instruments as described above in such amount as the Manager or Subadvisor deems appropriate for cash reserves.

To-Be-Announced Purchase Commitments

To-Be-Announced (“TBA”) purchase commitments are commitments to purchase mortgage-backed securities for a fixed price at a future date. At the time of purchase, the seller does not specify the particular mortgage-backed securities to be delivered. Instead, a Fund agrees to accept any mortgage-backed security that meets specified terms. Thus, a Fund and the seller would agree upon the issuer, interest rate and terms of the underlying mortgages, but the seller would not identify the specific underlying mortgages until shortly before it issues the mortgage-backed security.

Unsettled TBA purchase commitments are valued at the current market value of the underlying securities. On delivery for such transactions, a Fund will meet its obligations from maturities or sales of the securities and/or from cash flow.

Recently finalized rules include certain mandatory margin requirements for the TBA market, which may require the Funds to post collateral in connection with their TBA transactions. The required margin could increase the cost to the Funds and impose additional complexity to enter into TBA transactions.

TBA purchase commitments may be considered securities in themselves, and purchasing a security on a to be announced basis can involve the risk that the market price at the time of delivery may be lower than the agreed-upon purchase price, in which case there could be an unrealized loss at the time of delivery. Default by or bankruptcy of the counterparty to a TBA transaction would expose a Fund to possible loss because of adverse market action and expenses or delays in connection with the purchase of the mortgage-backed securities specified in the TBA transaction. Mortgage-backed securities purchased on a to be announced basis increase interest rate risks to the Fund because the underlying mortgages may be less favorable than anticipated. No interest or dividends accrue to the purchaser prior to the settlement date.

Tracking Error Risk

The performance of MainStay S&P 500 Index Fund may not equal or exceed that of its corresponding underlying index during any period of time. Although the Fund attempts to track the performance of its underlying index, it may not be able to duplicate its exact composition or return for any number of reasons, including but not limited to the risk that the strategies used by its Subadvisor that are intended to match the performance of the underlying index may fail to produce the intended results and liquidity risk, as well as the incurring of fund expenses that the underlying index does not incur. In addition, tracking error may be created by the use of underlying ETPs or derivative instruments to track underlying index components. In addition, tracking error may occur because of differences in timing of the accrual or the valuation of dividends or interest or tax gains or losses.

U.S. Government Securities

Securities issued or guaranteed by the United States government or its agencies or instrumentalities include various U.S. Treasury securities, which differ only in their interest rates, maturities and times of issuance. U.S. Treasury bills have initial maturities of one year or less; U.S. Treasury notes have initial maturities of one to ten years; and U.S. Treasury bonds generally have initial maturities of greater than ten years. Some obligations issued or guaranteed by U.S. government agencies and instrumentalities, such as GNMA pass-through certificates, are supported by the full faith and credit of the U.S. Treasury. Other securities, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury. Additionally, other securities, such as those issued by FNMA, are supported by the discretionary authority of the U.S. government to purchase certain obligations of the agency or instrumentality, while others, such as those issued by the Student Loan Marketing Association, are supported only by the credit of the agency or instrumentality. U.S. government securities also include government-guaranteed mortgage-backed securities.

While the U.S. government provides financial support to such U.S. government-sponsored agencies or instrumentalities, no assurance can be given that it will always do so, and it is not so obligated by law. Because the U.S. government is not obligated by law to provide support to an instrumentality it sponsors, a Fund will invest in obligations issued by such an instrumentality only if the Manager or Subadvisor determines that the credit risk with respect to the instrumentality does not make its securities unsuitable for investment by a Fund.

Any controversy or ongoing uncertainty regarding the status of negotiations in the U.S. Congress to increase the statutory debt ceiling may impact the market value of U.S. government debt securities held by a Fund. If the U.S. Congress is unable to negotiate an adjustment to the statutory debt ceiling, there is also the risk that the U.S. government may default on payments on certain U.S. government securities, including those held by a Fund, which could have a material negative impact on the Fund.

U.S. government securities do not generally involve the credit risks associated with other types of interest bearing securities. As a result, the yields available from U.S. government securities are generally lower than the yields available from other interest bearing securities. Like other fixed-income securities, the values of U.S. government securities change as interest rates fluctuate. When interest rates decline, the values of U.S. government securities can be expected to increase, and when interest rates rise, the values of U.S. government securities can be expected to decrease.

See “Temporary Defensive Positions; Cash Equivalents” for more information.

Variable Rate Demand Notes (“VRDNs”)

Certain Funds may invest in VRDNs, which are tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period prior to specified dates, generally at 30, 60, 90, 180 or 365-day intervals. The interest rates are adjustable at various intervals to the prevailing market rate for similar investments. This adjustment formula is calculated to maintain the market value of the VRDN at approximately the par value of the VRDN on the adjustment date. The adjustments are typically based upon the prime rate of a bank or some other appropriate interest rate adjustment index.

Certain Funds may also invest in VRDNs in the form of participation interests (“Participating VRDNs”) in variable rate tax-exempt obligations held by a financial institution, typically a commercial bank (“Institution”). Participating VRDNs may provide a Fund with specified undivided interests (up to 100%) of the underlying obligation and the right to demand payment of the unpaid principal balance plus accrued interest on the Participating VRDNs from the Institution upon a specified number of days’ notice, not to exceed seven days. In addition, each Participating VRDN is backed by irrevocable letters of credit or guaranty of the relevant Institution. A Fund that invests in a Participating VRDN would have an undivided interest in the underlying obligation and thus would participate on the same basis as the Institution in such obligation, except that the Institution typically would retain fees out of the interest paid or the obligation for servicing the obligation, providing the letter of credit and issuing the repurchase commitment.

Floating rate and variable rate demand notes that have a stated maturity in excess of one year may have features that permit the holder to recover the principal amount of the underlying security at specified intervals not exceeding one year and upon no more than 30 days’ notice. The issuer of that type of note normally has a corresponding right in its discretion, after a given period, to prepay the outstanding principal amount of the note plus accrued interest. Generally, the issuer must provide a specified number of days’ notice to the holder.

If an issuer of a variable rate demand note defaulted on its payment obligation, a Fund might be unable to dispose of the note and a loss would be incurred to the extent of the default.

Warrants and Rights

To the extent that a Fund invests in equity securities, the Fund may purchase or otherwise receive warrants or rights. The holder of a warrant or right generally has the right to purchase a given number of shares of a particular issuer at a specified price until expiration of the warrant or right. Such investments can provide a greater potential for profit or loss than an equivalent investment in the underlying security. For example, warrants are speculative investments that pay no dividends and confer no rights other than a purchase option and the prices of warrants do not necessarily move in tandem with the prices of the underlying securities. If a warrant or right is not exercised by the date of its expiration, the Fund will lose its entire investment in such warrant or right. In addition, the terms of warrants or rights may limit the Fund’s ability to exercise the warrants or rights at such time, or in such quantities, as the Fund would otherwise wish.

When-Issued Securities

Each Fund may from time to time purchase securities on a “when-issued” basis. When purchasing a security on a when-issued basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining its NAV. Debt securities, including municipal securities, are often issued in this manner. The price of such securities, which may be expressed in yield terms, is fixed at the time a commitment to purchase is made, but delivery of and payment for the when-issued securities take place at a later date beyond the customary settlement time. Normally, the settlement date occurs within one month of the purchase (60 days for municipal bonds and notes). During the period between purchase and settlement, no payment is made by a Fund and no interest accrues to the Fund. To the extent that assets of a Fund are held in cash pending the settlement of a purchase of securities, that Fund would earn no income; however, it is the Funds’ intention that each Fund will be fully invested to the extent practicable and subject to the policies stated herein and in the relevant Prospectus. Although when-issued securities may be sold prior to the settlement date, each Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons.

When-issued transactions are entered into in order to secure what is considered to be an advantageous price and yield to a Fund and not for purposes of leveraging the Fund’s assets. However, a Fund will not accrue any income on these securities prior to delivery. The value of when-issued securities may vary prior to and after delivery depending on market conditions and changes in interest rate levels. There is a risk that a party with whom a Fund has entered into such transactions will not perform its commitment, which could result in a gain or loss to the Fund.

The Funds do not believe that a Fund’s NAV per share or income will be exposed to additional risk by the purchase of securities on a when-issued basis. At the time a Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the amount due and the value of the security in determining the Fund’s NAV per share. The market value of the when-issued security may be more or less than the purchase price payable at the settlement date.

Zero-Coupon Bonds

The Funds may purchase zero coupon bonds, which are debt obligations issued without any requirement for the periodic payment of interest. Zero coupon bonds are issued at a significant discount from their face value. The discount approximates the total amount of interest the bonds would accrue and compound over the period until maturity at a rate of interest reflecting the market rate at the time of issuance. Because interest on zero coupon obligations is not paid to the Fund on a current basis but is, in effect, compounded, the value of the securities of this type is subject to greater fluctuations in response to changing interest rates than the value of debt obligations that distribute income regularly. Zero coupon bonds tend to be subject to greater market risk than interest paying securities of similar maturities. The discount represents income, a portion of which a Fund must accrue and distribute every year even though the Fund receives no payment on the investment in that year. Zero coupon bonds tend to be more volatile than conventional debt securities.

MANAGEMENT OF THE FUNDS

Board of Trustees and Officers

The Trustees and officers of the Funds are listed below. The Board oversees the MainStay Group of Funds, MainStay CBRE Global Infrastructure Megatrends Term Fund, MainStay MacKay DefinedTerm Municipal Opportunities Fund, MainStay VP Funds Trust, the Manager and the Subadvisors, and elects the officers of the Funds who are responsible for the day-to-day operations of the Funds. Information pertaining to the Trustees and officers is set forth below. Each Trustee serves until his or her successor is elected and qualified or until his or her resignation, death or removal. Under the Retirement Policy, unless an exception is made, a Trustee must tender his or her resignation by the end of the calendar year during which he or she reaches the age of 75. Officers are elected annually by the Board. The business address of each Trustee and officer listed below is 51 Madison Avenue, New York, New York 10010. A majority of the Trustees are not “interested persons” (as defined by the 1940 Act and rules adopted by the SEC thereunder) of The MainStay Funds or MainStay Funds Trust (“Independent Trustees”).

INTERESTED TRUSTEE

NAME AND YEAR OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Naïm Abou-Jaoudé* 1966	MainStay Funds: Trustee since 2023 MainStay Funds Trust: Trustee since 2023	Chief Executive Officer of New York Life Investment Management LLC (since 2023). Chief Executive Officer of Candriam (an affiliate of New York Life Investment Management LLC) (2007 to 2023).	83

MainStay VP Funds Trust: Trustee since 2023 (31 portfolios); and

MainStay MacKay DefinedTerm Municipal Opportunties Fund: Trustee since 2023; MainStay CBRE Global Infrastructure Megatrends Term Fund: Trustee since 2023; and New York Life Investment Management International (Chair) since 2015

INDEPENDENT TRUSTEES

NAME AND YEAR OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
David H. Chow 1957	MainStay Funds: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); MainStay Funds Trust: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015)	Founder and CEO, DanCourt Management, LLC (since 1999)	83	MainStay VP Funds Trust: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); (31 portfolios); MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); MainStay CBRE Global Infrastructure Megatrends Term Fund: Trustee since June 2021 VanEck Vectors Group of Exchange-Traded Funds: Trustee since 2006 and Independent Chairman of the Board of Trustees from 2008 to 2022 (57 portfolios); and Berea College of Kentucky: Trustee since 2009, Chair of the Investment Committee since 2018

NAME AND YEAR OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Karen Hammond 1956	MainStay Funds: Trustee since December 2021, Advisory Board Member (June 2021 to December 2021); MainStay Funds Trust: Trustee since December 2021, Advisory Board Member (June 2021 to December 2021)	Retired, Managing Director, Devonshire Investors (2007 to 2013); Senior Vice President, Fidelity Management & Research Co. (2005 to 2007); Senior Vice President and Corporate Treasurer, FMR Corp. (2003 to 2005); Chief Operating Officer, Fidelity Investments Japan (2001 to 2003)	83

MainStay VP Funds Trust: Trustee since December 2021, Advisory Board Member (June 2021 to December 2021); (31 portfolios); MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since December 2021, Advisory Board Member (June 2021 to December 2021); MainStay CBRE Global Infrastructure Megatrends Term Fund: Trustee since December 2021, Advisory Board Member (June 2021 to December 2021); Two Harbors Investment Corp: Director since 2018; Rhode Island State Investment Commission: Member since 2017; and Blue Cross Blue Shield of Rhode

Island: Director since 2019

Susan B. Kerley 1951	MainStay Funds: Chair since January 2017 and Trustee since 2007; MainStay Funds Trust: Chair since January 2017 and Trustee since 1990***	President, Strategic Management Advisors LLC (since 1990)	83	MainStay VP Funds Trust: Chair since January 2017 and Trustee since 2007 (31 portfolios)**; MainStay MacKay DefinedTerm Municipal Opportunities Fund: Chair since January 2017 and Trustee since 2011; MainStay CBRE Global Infrastructure Megatrends Term Fund: Trustee since June 2021; and Legg Mason Partners Funds: Trustee since 1991 (45 portfolios)
Alan R. Latshaw 1951	MainStay Funds: Trustee since 2006; MainStay Funds Trust: Trustee since 2007***	Retired; Partner, Ernst & Young LLP (2002 to 2003); Partner, Arthur Andersen LLP (1989 to 2002); Consultant to the MainStay Funds Audit and Compliance Committee (2004 to 2006)	83	MainStay VP Funds Trust: Trustee since 2007 (31 portfolios)**; MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since 2011; and MainStay CBRE Global Infrastructure Megatrends Term Fund: Trustee since June 2021
Jacques P. Perold 1958	MainStay Funds: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); MainStay Funds Trust: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015)	Founder and Chief Executive Officer, CapShift Advisors LLC (since 2018); President, Fidelity Management & Research Company (2009 to 2014); President and Chief Investment Officer, Geode Capital Management, LLC (2001 to 2009)	83	MainStay VP Funds Trust: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); (31 portfolios); MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since January 2016, Advisory Board Member (June 2015 to December 2015); MainStay CBRE Global Infrastructure Megatrends Term Fund: Trustee since June 2021; Allstate Corporation: Director since 2015; and MSCI Inc.: Director since 2017

NAME AND YEAR OF BIRTH	TERM OF OFFICE, POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS	NUMBER OF PORTFOLIOS IN FUND COMPLEX OVERSEEN BY TRUSTEE	OTHER DIRECTORSHIPS HELD BY TRUSTEE
Richard S. Trutanic 1952	MainStay Funds: Trustee since 1994; MainStay Funds Trust: Trustee since 2007***	Chairman and Chief Executive Officer, Somerset & Company (financial advisory firm) (since 2004); Managing Director, The Carlyle Group (private investment firm) (2002 to 2004); Senior Managing Director, Partner and Board Member, Groupe Arnault S.A. (private investment firm) (1999 to 2002)	83	MainStay VP Funds Trust: Trustee since 2007 (31 portfolios)**; MainStay MacKay DefinedTerm Municipal Opportunities Fund: Trustee since 2011; and MainStay CBRE Global Infrastructure Megatrends Term Fund: Trustee since June 2021

*Mr. Abou-Jaoudé is considered to be an “interested person” of the MainStay Group of Funds within the meaning of the 1940 Act because of his affiliation with New York Life Investment Management LLC and Candriam, as described in detail above in the column entitled “Principal Occupation(s) During Past Five Years.”

**Includes prior service as a Director of MainStay VP Series Fund, Inc., the predecessor to MainStay VP Funds Trust.

***Includes prior service as a Director/Trustee of certain predecessor entities to MainStay Funds Trust.

Trustees

In addition to the information provided in the table above, the following is a brief discussion of the specific experience, qualifications, attributes, or skills that support the conclusion, as of the date of this SAI, that each person listed below is qualified to serve as a Trustee of the Funds in light of the Funds’ business and structure. The disclosure below regarding the Trustees is not intended to state or imply that any Trustee has any title, expertise or experience that would impose a higher degree of individual responsibility or obligation on such Trustee, either as compared to the other Trustees of the Funds or to board members of other mutual funds generally.

Mr. Abou-Jaoudé. Mr. Abou-Jaoudé has served as a Trustee since 2023. Previously, Mr. Abou-Jaoudé was the Chief Executive Officer of Candriam (an affiliate of New York Life Investment Management LLC) from 2007 to 2023. Mr. Abou-Jaoudé has also served as Chair of New York Life Investment Management International since 2015. Mr. Abou-Jaoudé has over 30 years of experience in the investment management business.

Mr. Chow. Mr. Chow has served as a Trustee since 2016 and as an Advisory Board Member of the MainStay Group of Funds from June 2015 to December 2015. Mr. Chow has served as the Chairman of the Investment Committee since January 2022. Mr. Chow served as the Chairman of the Risk and Compliance Oversight Committee from 2017-2021. He is founder and CEO of DanCourt Management, LLC, a Registered Investment Advisor since 2012 and a strategy consultancy since 1999. Mr. Chow has over 35 years of experience capital markets and investments including 15 years as general partner of institutional private equity funds. He has served as a trustee of the VanEck Vectors ETF Trust since 2006 and as Independent Chairman from 2008 to 2022. Since 2009, he has been a trustee of Berea College, serves on the Executive Committee and is the Chairman of the Investment Committee. From 2008 to 2015, he served as a board member and Chairman of the Audit Committee of Forward Management, LLC, an investment management firm specializing in alternative strategies. Mr. Chow served on the Governing Council of the IDC from 2012 to 2020. He has been a CFA Charterholder since 1989, is a former President, and served on the board, of the CFA Society of Stamford from 2009 to 2017.

Ms. Hammond. Ms. Hammond has served as a Trustee since December 2021 and as an Advisory Board Member of the MainStay Group of Funds from June 2021 to December 2021. Ms. Hammond has served as the Chair of the Risk and Compliance Oversight Committee since December 2021. Ms. Hammond serves as an Audit Committee Financial Expert for the MainStay Group of Funds. Ms. Hammond has over 30 years of experience in the investment management industry, spending the majority of her career with Fidelity Investments from 1993 to 2013. Ms. Hammond served as Senior Vice President of Investment Services for Fidelity Management & Research Company from 2005 to 2007 and, most recently, was Managing Director of a private equity group within Fidelity from 2007 until 2013. Ms. Hammond also served as a director of real estate investment trusts beginning in 2014. Since 2017, Ms. Hammond has also been a member of the Rhode Island State Investment Committee. Ms. Hammond has been a CFA Charterholder since 1987 and also serves as a director for Two Harbors Investment Corp and Blue Cross Blue Shield of Rhode Island.

Ms. Kerley. Ms. Kerley has served as a Trustee or Director of one or more of the registrants of the MainStay Group of Funds or a predecessor since 1990, including serving as the Chairman of the Board since 2017 and as the Chairman of the Contracts Committee of each registrant from 2013 until 2016. Ms. Kerley serves as an Audit Committee Financial Expert for the MainStay Group of Funds. She had previously served as Chairman of the Board of each registrant through 2012. Ms. Kerley also has served as a trustee of another large mutual fund complex since 1991. She has been President of Strategic Management Advisors LLC, an investment consulting firm, since 1990. Ms. Kerley has over 25 years of experience in the investment management industry. She was, until September 2014, a member of the Board of Governors and the Executive Committee of the Investment Company Institute, the national association of U.S. investment companies (“ICI”), and the Chair of the Governing Council of the Independent Directors Council (“IDC”). She served as the Chair of the IDC Task Force on Derivatives in 2008.

Mr. Latshaw. Mr. Latshaw has served as a Trustee or Director of one or more registrants in the MainStay Group of Funds or a predecessor since 2007. Mr. Latshaw serves as an Audit Committee Financial Expert for the MainStay Group of Funds. Prior to becoming a Trustee of The MainStay Funds, Mr. Latshaw served as a consultant to the Audit and Compliance Committee of its Board of Trustees from 2004 through 2006. Mr. Latshaw also served as a trustee of another mutual fund complex from 2005 to 2021. Mr. Latshaw has over 20 years of accounting experience, and has spent the majority of his career focusing on accounting and audit issues related to mutual funds. Mr. Latshaw was a member of the Investment Companies Committee (“ICC”) of the American Institute of Certified Public Accountants, and served as its chairman from 1997-2001. As part of his chairmanship of the ICC, Mr. Latshaw assisted with the development of accounting standards and practices applicable to mutual funds, many of which were the predecessors to generally accepted accounting principles codified by the Financial Accounting Standards Board (“FASB”) in 2009.

Mr. Perold. Mr. Perold has served as a Trustee since 2016 and as an Advisory Board Member of the MainStay Group of Funds from June 2015 to December 2015. Mr. Perold has served as the Chairman of the Contracts Committee since January 2018. Mr. Perold spent the majority of his career at Fidelity Investments and Geode Capital Management, from 1986 until 2014. Mr. Perold was president of Fidelity Management and Research Co., the investment advisor for Fidelity’s family of mutual funds, a position he held from 2009 until his retirement from Fidelity in 2014. He was, until May of 2014, a member of the Board of Governors and the Executive Committee of the ICI. Mr. Perold has more than 25 years of experience as a senior executive and investment manager of equity and alternative investments for institutional and mutual fund portfolios, with roles in trading, research and portfolio management. Mr. Perold has served as a member of the Board of Directors of MSCI Inc. since 2017 and of the Allstate Corporation since December 2015. He also served as a member of Boston University’s Investment Committee from 2008 to 2019 and was a Trustee of the University until 2019. Since 2019, Mr. Perold has served as a Trustee at Partners in Health. In addition, Mr. Perold previously served as the Chief Executive Officer of CapShift Advisors LLC, a SEC-registered investment adviser, and has served as Chairman of the Board since 2022.

Mr. Trutanic. Mr. Trutanic has served as a Trustee or Director of one or more of the registrants of the MainStay Group of Funds or a predecessor since 1994, including serving as the Chairman of the Nominating and Governance Committee since 2017, and previously serving as the Chairman of the Alternative and Closed-End Funds Oversight Committee and as the Chairman of the Brokerage and Expense Committee of The MainStay Funds. Currently, Mr. Trutanic is the Chairman and Chief Executive Officer of Somerset & Company, a private investment and advisory firm focused primarily on private equity and alternative investments for institutional clients and high net worth families. He has extensive investment management experience with several institutional investment firms, including the management of public and private equity investments, with a particular focus on international and alternative investments.

Board Structure and Leadership

The Board oversees the business and affairs of the Funds as well as key service providers to the Funds, including the services provided to the Funds by the Manager and Subadvisors. The Board holds regularly scheduled meetings on a quarterly basis and other special in person and telephonic meetings on a quarterly and/or an as needed basis. There are seven Trustees, six of whom are considered not to be “interested persons” (as that term is defined in the 1940 Act) of the Funds, the Manager or the Subadvisors (“Independent Trustees”) in accordance with rules adopted by the SEC.

The Board has elected an Independent Trustee to serve as its Chair. The Chair is responsible for setting the agendas of all regular and special Board meetings, assists in identifying the information to be presented to the Board with respect to matters to be acted upon by the Board and presides over all Board meetings. In between meetings, the Chair is responsible for communicating with other Trustees, Fund officers and personnel of the Manager and other service providers as necessary to enable the Board to carry out its primary responsibility of overseeing the Funds and their operations.

As discussed further below, the Board has established various Committees through which the Trustees focus on matters relating to particular aspects of the Funds’ operations, such as valuation of portfolio holdings, investments, risk oversight and compliance, Fund fees and expenses and financial reporting. The Trustees periodically review the effectiveness of the Committee structure and each Committee’s responsibilities and membership.

The Trustees believe that the Board’s leadership and committee structure is appropriate in light of the nature and size of the Funds because, among other things, it fosters strong communication between the Board, its individual members, the Manager and other service providers, allocates responsibilities among the Committees and permits Committee members to focus on particular areas involving the Funds. In addition, the Committees support and promote the Independent Trustees in their oversight of the Funds’ operations and their independent review of proposals made by the Manager.

Risk Oversight

While responsibility for day-to-day risk management relating to the Funds and their operations resides with the Manager, Subadvisors or other service providers (subject to the supervision of the Manager), the Board actively performs a risk oversight function, both directly and through its Committees, as described below. The Board and its Committees exercise this function through regular and special Board and Committee meetings during which the Board and its Committees meet with representatives of the Manager, the Subadvisors and other key service providers. In addition, the Board has established a Risk and Compliance Oversight Committee that has the responsibility of coordinating the Board’s oversight of the implementation of the risk management and compliance programs of, and related to, the Funds. The Audit Committee also meets regularly with the Funds’ independent registered public accounting firm and Principal Financial and Accounting Officer to discuss internal controls and financial reporting matters, among other things. Senior management of the Manager and senior officers of the Funds regularly report to the Board and the Committees on a variety of risk areas relating to the Funds, including, but not limited to, investment/portfolio risks (e.g., performance, compliance, counterparty, credit, liquidity and valuation risks) and operational/enterprise risks (e.g., financial, reputational, compliance, litigation, personnel and business continuity risks), as well as more general business risks. The Board reviews and considers, on an ongoing basis, these reports as well as reports on the Funds’ performance, operations and investment practices. The Board also conducts reviews of the Manager in its role in managing the Funds’ operations. In addition, the Board has engaged independent counsel to the Independent Trustees and consults with such counsel both during and between meetings of the Board and the Committees.

The Board and the Risk and Compliance Oversight Committee also meet regularly with the Funds’ Chief Compliance Officer (“CCO”), who reports directly to the Board. The CCO has responsibility for, among other things, testing the compliance procedures of the Funds and their service providers. The CCO regularly discusses issues related to compliance and provides a quarterly report to the Board regarding the Funds’ compliance program. In order to maintain a robust risk management and compliance program for the Funds, the Board and the Risk and Compliance Oversight Committee also regularly review and consider for approval, as necessary, the Funds’ compliance policies and procedures and updates to these procedures, as well as review and consider for approval the compliance policies and procedures of certain of the Funds’ service providers to the extent that those policies and procedures relate to the operations of the Funds. In addition to the meetings with various parties to oversee the risk management of the Funds, the Board and its Committees also receive regular written reports from these and other parties which assist the Board and the Committees in exercising their risk oversight function.

The Board oversees the Funds’ liquidity risk (defined by the SEC as the risk a Fund could not meet requests to redeem shares issued by the Fund without significant dilution of remaining investors’ interests in the Fund) through, among other things, receiving periodic reporting and presentations by investment and other personnel of New York Life Investments and its affiliates. Additionally, as required by Rule 22e-4 under the 1940 Act, the Funds (other than the MainStay Money Market Fund) have implemented the Liquidity Program, which is reasonably designed to assess and manage the Funds’ liquidity risk. The Board, including a majority of the Independent Trustees, approved the designation of New York Life Investments as the Liquidity Program’s Administrator. The Board will review, no less frequently than annually, a written report prepared by the Liquidity Program’s Administrator that addresses the operation of the Liquidity Program and assesses its adequacy and the effectiveness of its implementation.

The Board also benefits from other risk management resources and functions within the Manager’s organization, such as the Manager’s risk management personnel and the internal auditor of the Manager’s parent company. For example, the Board and the Risk and Compliance Oversight Committee meet periodically with the Manager’s risk management personnel, including the Manager’s Chief Risk Officer (“CRO”). The CRO is responsible for overseeing the measurement and monitoring of operational risks across the Manager’s enterprise. In addition, the Board benefits from the work of the Manager’s Risk Management Committee, which is comprised of senior personnel of the Manager and seeks to identify and address material risks within the Manager’s businesses across its multi-boutique structure. The Board recognizes that it is not possible to identify all of the risks that may affect the Funds or to develop processes and controls to mitigate or eliminate all risks and their possible effects, and that it may be necessary to bear certain risks (such as investment risks) to achieve the Funds’ investment objectives. The Board may, at any time and in its discretion, change the manner in which it conducts risk oversight.

Officers (Who Are Not Trustees)*

NAME AND YEAR OF BIRTH	POSITION(S) HELD AND LENGTH OF SERVICE	PRINCIPAL OCCUPATION(S) DURING PAST FIVE YEARS
Kirk C. Lehneis 1974	President, MainStay Funds and MainStay Funds Trust (since 2017)

Chief Operating Officer and Senior Managing Director (since 2016), New York Life Investment Management LLC and New York Life Investment Management Holdings LLC; Member of the Board of Managers (since 2017) and Senior Managing Director (since 2018), NYLIFE Distributors LLC; Chairman of the Board and Senior Managing Director, NYLIM Service Company LLC (since 2017); Trustee, President and Principal Executive Officer of IndexIQ Trust, IndexIQ ETF Trust and IndexIQ Active ETF Trust (since January 2018); President, MainStay CBRE Global Infrastructure Megatrends Term Fund (since 2021), MainStay MacKay DefinedTerm Municipal Opportunities Fund and MainStay VP Funds Trust (since 2017); Senior Managing Director, Global Product Development (2015 to 2016); Managing Director, Product Development (2010 to 2015), New York Life Investment Management LLC

Jack R. Benintende 1964	Treasurer and Principal Financial and Accounting Officer, MainStay Funds (since 2007), MainStay Funds Trust (since 2009)

Managing Director, New York Life Investment Management LLC (since 2007); Treasurer and Principal Financial and Accounting Officer, MainStay CBRE Global Infrastructure Megatrends Term Fund (since 2021), MainStay MacKay DefinedTerm Municipal Opportunities Fund (since 2011) and MainStay VP Funds Trust (since 2007)**; and Assistant Treasurer, New York Life Investment Management Holdings LLC (2008 to 2012)

J. Kevin Gao 1967	Secretary and Chief Legal Officer, MainStay Funds and MainStay Funds Trust (since 2010)

Managing Director and Associate General Counsel, New York Life Investment Management LLC (since 2010); Secretary and Chief Legal Officer, MainStay CBRE Global Infrastructure Megatrends Term Fund (since 2021), MainStay MacKay DefinedTerm Municipal Opportunities Fund (since 2011) and MainStay VP Funds Trust (since 2010)**

Kevin M. Gleason 1967	Vice President and Chief Compliance Officer, MainStay Funds and MainStay Funds Trust (since June 2022)

Vice President and Chief Compliance Officer, Index IQ Trust, Index IQ ETF Trust and Index IQ Active ETF Trust (since June 2022); Vice President and Chief Compliance Officer, MainStay CBRE Global Infrastructure Megatrends Term Fund, MainStay VP Funds Trust and MainStay MacKay DefinedTerm Municipal Opportunities Fund (since June 2022); Senior Vice President, Voya Investment Management and Chief Compliance Officer, Voya Family of Funds (2012 to 2022).

Scott T. Harrington 1959	Vice President — Administration, MainStay Funds (since 2005), MainStay Funds Trust (since 2009)

Managing Director, New York Life Investment Management LLC (including predecessor advisory organizations) (since 2000); Member of the Board of Directors, New York Life Trust Company (since 2009); Vice President—Administration, MainStay CBRE Global Infrastructure Megatrends Term Fund (since 2021), MainStay MacKay DefinedTerm Municipal Opportunities Fund (since 2011) and MainStay VP Funds Trust (since 2005)**

*

The officers listed above are considered to be “interested persons” of the MainStay Group of Funds within the meaning of the 1940 Act because of their affiliation with the MainStay Group of Funds, New York Life Insurance Company and/or its affiliates, including New York Life Investment Management LLC, New York Life Insurance Company, NYLIM Service Company LLC, NYLIFE Securities LLC and/or NYLIFE Distributors LLC, as described in detail in the column captioned “Principal Occupation(s) During Past Five Years.” Officers are elected annually by the Board.

**Includes	prior service as an Officer of MainStay VP Series Fund, Inc., the predecessor to MainStay VP Funds Trust.

Committees of the Board

The Board oversees the Funds, the Manager and the Subadvisors. The committees of the Board include the Audit Committee, the Contracts Committee, the Investment Committee, the Nominating and Governance Committee and the Risk and Compliance Oversight Committee.

Audit Committee. The primary purposes of the Audit Committee are to oversee the Funds’ processes for accounting, auditing, financial reporting and related internal controls and compliance with applicable laws and regulations. The members of the Audit Committee include Alan R. Latshaw (Chairman), Karen Hammond and Susan B. Kerley.

Contracts Committee. The primary purposes of the Contracts Committee are to assist the Board in overseeing contracts to which the Funds are, or are proposed to be, parties and to ensure that the interests of the Funds and their shareholders are served by the terms of these contracts. The Committee will oversee the process of evaluating new contracts, reviewing existing contracts on a periodic basis and may, at its discretion or at the request of the

Board, make recommendations to the Board with respect to any contracts affecting the Funds. The members of the Contracts Committee include Jacques P. Perold (Chairman), David H. Chow, Karen Hammond, Susan B. Kerley, Alan R. Latshaw and Richard S. Trutanic.

Investment Committee. The primary purposes of the Investment Committee are to assist the Board in overseeing the portfolio management, performance and brokerage practices relating to the Funds and to consider any investment-related proposals that the Manager may make from time to time. The members of the Investment Committee include David H. Chow (Chairman), Karen Hammond, Susan B. Kerley, Alan R. Latshaw, Jacques P. Perold and Richard S. Trutanic.

Nominating and Governance Committee. The primary purposes of the Nominating and Governance Committee are to: (1) make recommendations to the Board with respect to the effectiveness of the Board in carrying out its responsibilities in governing the Funds and overseeing the management of the Funds; (2) make recommendations to the Board regarding (a) its size, structure and composition; (b) qualifications for Board membership; and (c) compensation for Trustees; (3) identify and recommend qualified individuals for Board membership and for the chairmanship of the Board; (4) make recommendations to the Board with respect to the Board’s committee structure, committee membership and chairmanship; and (5) oversee the self-assessment of the Board, its committees and its members. The members of the Nominating and Governance Committee include Richard S. Trutanic (Chairman), David H. Chow, Karen Hammond, Susan B. Kerley, Alan R. Latshaw and Jacques P. Perold.

The Nominating and Governance Committee has adopted Policies for Consideration of Trustee candidates (the “Candidate Policy”), which are formal policies on the consideration of Trustee candidates, including nominees recommended by shareholders. The Nominating and Governance Committee may solicit suggestions for nominations from any source that it deems appropriate, including independent consultants engaged specifically for such a purpose.

Shareholders or shareholder groups submitting candidates to the Nominating and Governance Committee must show that the candidate satisfies the Nominating and Governance Committee qualifications for submission, at the time of submitting the candidate to the attention of the Funds’ Secretary, who will provide all qualified submissions to the Nominating and Governance Committee. This submission to the Secretary of the Funds must include: (a) contact information for the nominating shareholder or shareholder group; (b) a certification from the nominating shareholder or shareholder group which provides the number of shares for which the person or group has: (i) sole power to vote or direct the vote; (ii) shared power to vote or direct the vote; (iii) sole power to dispose or direct the disposition of such shares; and (iv) shared power to dispose or direct the disposition of such shares and (v) stating that the shares have been held continuously for at least two years as of the date of the nomination; (c) the candidate’s contact information and the number of applicable Fund shares owned by the candidate; (d) all information regarding the candidate that would be required to be disclosed in solicitations of proxies for elections of directors required by Regulation 14A under the Securities Exchange Act of 1934, as amended (the “1934 Act”); and (e) a notarized letter executed by the candidate, stating his or her intention to serve as a candidate and be named in the Funds’ proxy statement, if so designated by the Nominating and Governance Committee and the Board. It shall be in the Nominating and Governance Committee’s sole discretion whether to seek corrections of a deficient submission or to exclude a candidate from consideration.

Risk and Compliance Oversight Committee. The primary purpose of the Risk and Compliance Oversight Committee is to assist the Board in overseeing the policies, procedures, practices and systems relating to identifying and managing the various risks and compliance matters that are or may be applicable to the Funds. The Risk and Compliance Oversight Committee serves as the primary link between significant areas of risk management and compliance that may affect the Funds, the Manager and Subadvisors and other service providers to the Funds. The Risk and Compliance Oversight Committee also oversees the implementation of the Funds’ proxy voting policies and procedures, the implementation of the Funds’ and New York Life Investments’ valuation procedures and New York Life Investments as valuation designee in the performance of fair value determinations. The Risk and Compliance Oversight Committee shall recognize the risk and compliance oversight roles of other committees of the Board, and shall defer to such other committees with respect to compliance or risk oversight matters that relate specifically to the purposes or responsibilities of such other committees.

The Risk and Compliance Oversight Committee shall not assume any day-to-day compliance or risk management functions or activities. The Funds’ Manager, Subadvisors and other service providers (“Fund management”) are responsible for the day-to-day implementation, maintenance, and administration of the compliance policies and procedures of the Funds that are required to be reasonably designed to ensure compliance by the Funds and their primary service providers with applicable federal securities laws. The Funds’ CCO shall oversee Fund management’s execution of its aforementioned compliance responsibilities. Fund management is responsible for the day-to-day implementation, maintenance and administration of policies, procedures, systems and practices designed to identify, monitor and control risks to which the Funds are or may be exposed. The CRO shall oversee Fund management’s execution of its aforementioned risk management responsibilities. The members of the Risk and Compliance Oversight Committee include: Karen Hammond (Chair), David H. Chow, Susan B. Kerley, Alan R. Latshaw, Jacques P. Perold and Richard S. Trutanic.

The table below shows the number of times each committee met during each of the following most recently completed fiscal year ends:

Committee Meetings

FISCAL YEAR END	Audit Committee	Contracts Committee	Investment Committee	Nominating and Governance Committee	Risk and Compliance Oversight Committee
April 30, 2023	9	7	12	4	7
October 31, 2023	10	6	11	5	7
November 30, 2022	10	7	9	5	7

Ownership of Securities

As of January 31, 2024, the dollar range of equity securities owned by each Trustee in the Funds (including beneficially) and in any registered investment company overseen by the Trustees within the same family of investment companies as the MainStay Group of Funds was as follows:

INTERESTED TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE MAINSTAY GROUP OF FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES

Naïm Abou-Jaoudé	None	None

INDEPENDENT TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE MAINSTAY GROUP OF FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
David H. Chow	MainStay S&P 500 Index Fund - Over $100,000	Over $100,000
Karen Hammond	MainStay MacKay Tax Free Bond Fund - Over $100,000 MainStay PineStone U.S. Equity Fund - $50,001 - $100,000 MainStay Winslow Large Cap Growth Fund Fund - $50,001 - $100,000	Over $100,000
Susan B. Kerley

MainStay CBRE Global Infrastructure Fund - $50,001 - $100,000

MainStay Conservative Allocation Fund - Over $500,000

MainStay Epoch Capital Growth Fund - Over $100,000

MainStay Floating Rate Fund - Over $100,000

MainStay MacKay Convertible Fund - Over $500,000

MainStay Moderate Allocation Fund - Over $500,000

MainStay MacKay High Yield Municipal Bond Fund - $10,001 - $50,000

Over $100,000
Alan R. Latshaw	MainStay MacKay High Yield Corporate Bond Fund - Over $100,000 MainStay Winslow Large Cap Growth Fund - $10,001 - $50,000	Over $100,000
Jacques P. Perold

MainStay Winslow Large Cap Growth Fund - Over $100,000

MainStay PineStone U.S. Equity Fund - Over $100,000

MainStay MacKay Short Duration High Yield Fund - Over $100,000

MainStay MacKay Convertible Fund - Over $100,000

MainStay MacKay High Yield Corporate Bond Fund - Over $100,000

MainStay WMC Enduring Capital Fund - Over $100,000

MainStay CBRE Global Infrastructure Megatrends Term Fund - Over $100,000

Over $100,000

INDEPENDENT TRUSTEE	DOLLAR RANGE OF EQUITY SECURITIES IN THE MAINSTAY GROUP OF FUNDS	AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN FAMILY OF INVESTMENT COMPANIES
Richard S. Trutanic

MainStay Money Market Fund - $1 - $10,000

MainStay Income Builder Fund - $1 - $10,000

MainStay Epoch Global Equity Yield Fund - $10,001 - $50,000

MainStay Candriam Emerging Markets Equity Fund - $1 - $10,000

MainStay Winslow Large Cap Growth Fund - $10,001 - $50,000

MainStay MacKay International Equity Fund - $1 - $10,000

MainStay S&P 500 Index Fund - $10,001 - $50,000

MainStay Epoch Capital Growth Fund - $10,001 - $50,000

MainStay WMC Enduring Capital Fund - $10,001 - $50,000

MainStay MacKay Convertible Fund - $1 - $10,000

MainStay CBRE Real Estate Fund - $1 - $10,000

MainStay CBRE Global Infrastructure Fund - $1 - $10,000

MainStay CBRE Global Infrastructure Megatrends Term

Fund - $10,001 - $50,000

Over $100,000

As of January 31, 2024, each Independent Trustee and his or her immediate family members did not beneficially or of record own securities in (1) an investment adviser or principal underwriter of the MainStay Group of Funds or (2) a person (other than a registered investment company) directly or indirectly controlling, controlled by, or under common control with, an investment adviser or principal underwriter of the MainStay Group of Funds.

Compensation

The following table reflects the compensation received by certain Trustees for the relevant fiscal years from the Fund Complex. The Fund Complex consists of the MainStay Group of Funds, as well as MainStay VP Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund and MainStay CBRE Global Infrastructure Megatrends Term Fund, which are registrants not discussed in this SAI. The Independent Trustees receive from the Fund Complex, either directly or indirectly, an annual retainer and a fee for each regularly scheduled Board meeting and associated Committee meetings attended and may receive fees for attending other Board meetings and associated Committee meetings on a case-by-case basis. The Chairman of the Board is paid an additional annual fee. Trustees also are reimbursed for all out-of-pocket expenses related to attendance at Board and Committee meetings. Each fund in the Fund Complex pays a pro-rata share of these fees based on its net assets relative to the other funds in the Fund Complex as of the end of the relevant fiscal year.

TRUSTEE	PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES / ESTIMATED ANNUAL BENEFITS UPON RETIREMENT	TOTAL COMPENSATION FROM THE MAINSTAY GROUP OF FUNDS AND THE FUND COMPLEX PAID TO TRUSTEES[1]

		FISCAL YEAR END APRIL 30, 2023	FISCAL YEAR END OCTOBER 31, 2023	FISCAL YEAR END NOVEMBER 30, 2022
David H. Chow	None	$360,000	$360,000	$360,000
Karen Hammond[2]	None	360,000	360,000	360,000
Susan B. Kerley	None	420,000	420,000	420,000
Alan R. Latshaw	None	360,000	360,000	360,000
Richard H. Nolan, Jr. [3]	None	0	0	20,000
Jacques P. Perold	None	360,000	360,000	360,000
Richard S. Trutanic	None	360,000	360,000	360,000
1.

Includes compensation paid by MainStay Funds Trust, The MainStay Funds, MainStay VP Funds Trust, MainStay MacKay DefinedTerm Municipal Opportunities Fund and MainStay CBRE Global Infrastructure Megatrends Term Fund.

2.	Karen Hammond was appointed as Trustee on December 31, 2021.
3.	Richard H. Nolan, Jr. retired as of December 31, 2021.

The following table shows the compensation paid to Independent Trustees during the relevant fiscal years (or periods). The table is organized by fiscal year end.

		AGGREGATE COMPENSATION FROM THE FUNDS

FISCAL YEAR ENDED	David H. Chow	Karen Hammond	Susan B. Kerley	Alan R. Latshaw	Richard H. Nolan, Jr.[1]	Jacques P. Perold	Richard S. Trutanic
April 30	$16,387	$16,387	$19,090	$16,387	$0	$16,476	$16,387
October 31 – MainStay Funds	147,913	147,913	171,355	147,913	0	149,129	147,913
October 31 – MainStay Funds Trust	103,634	103,634	120,041	103,634	0	104,477	103,634
November 30	2,488	2,488	2,903	2,488	117	2,508	2,488
1.	Richard H. Nolan, Jr. retired as of December 31, 2021.

Codes of Ethics

The MainStay Group of Funds, the Manager, the Distributor and each Subadvisor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. Each of these Codes of Ethics permits the personnel of their respective organizations to invest in securities for their own accounts, including securities that may be purchased or held by the MainStay Group of Funds. A copy of each of the Codes of Ethics is on public file with, and is available from, the SEC.

THE MANAGER, THE SUBADVISORS AND THE DISTRIBUTOR

Management Agreements

Pursuant to the respective Amended and Restated Management Agreements with MainStay Funds Trust and The MainStay Funds, dated February 27, 2015, as amended (“Management Agreements”), New York Life Investments, subject to the oversight of the Board, and in conformity with the stated policies of each Fund, administers each Fund’s business affairs and has investment advisory responsibilities with respect to the Funds’ portfolio securities. New York Life Investments is an indirect wholly-owned subsidiary of New York Life Insurance Company. New York Life Investments is registered as an investment adviser with the SEC and has provided investment management services since 2000.

A Fund’s Management Agreement remains in effect for two years following its initial effective date and continues in effect thereafter for one-year periods only if such continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees.

The Manager has authorized any of its members, managers, officers and employees who have been elected or appointed as Trustees or officers of the MainStay Group of Funds to serve in the capacities in which they have been elected or appointed.

The Management Agreements provide that the Manager shall not be liable to a Fund for any error of judgment by the Manager or for any loss sustained by a Fund except in the case of the Manager’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Management Agreements also provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party upon no more than 60 days’ or less than 30 days’ written notice.

In connection with its administration of the business affairs of each Fund, and except as indicated in the Prospectuses or elsewhere in this SAI, the Manager bears the following expenses:

•	the salaries and expenses of all personnel of the MainStay Group of Funds and the Manager, except the fees and expenses of Trustees not affiliated with the Manager or a Subadvisor;

•	the CCO’s compensation (a portion of which is currently reimbursed by the Funds);

•	the fees to be paid to the Subadvisors pursuant to the Subadvisory Agreements or otherwise; and

•	all expenses incurred by the Manager in connection with administering the ordinary course of the Funds’ business, other than those assumed by the MainStay Group of Funds, as the case may be.

With respect to certain Funds, the Manager has entered into written expense limitation agreements as discussed in the Prospectuses.

Section 15(a) of the 1940 Act requires that all contracts pursuant to which persons serve as investment advisers to investment companies be approved by shareholders. As interpreted, this requirement also applies to the appointment of subadvisors to the Funds. The Manager and the MainStay Group of Funds have obtained an exemptive order (the “Order”) from the SEC permitting the Manager, on behalf of a Fund and subject to the conditions of the Order (as described below) and the approval of the Board, including a majority of the Independent Trustees, to hire and to modify any existing or future subadvisory agreements with unaffiliated subadvisors and subadvisors that are “wholly-owned subsidiaries” of New York Life Investments (meaning New York Life Investments owns 95% or more of the outstanding voting securities), or a sister company of New York Life Investments that is a wholly-owned subsidiary of a company that, indirectly or directly, wholly owns New York Life Investments (“Wholly-Owned Subadvisors”). In addition, pursuant to a no-action position issued by the staff of the SEC, the Manager may hire and modify any existing or future subadvisory agreement with subadvisors that are not Wholly-Owned Subadvisors, but are otherwise “affiliated persons” (as defined in the 1940 Act) of New York Life Investments (“Affiliated Subadvisors”) provided that certain conditions are met (the “Interpretive Relief”). For its services, each Fund, except the MainStay Asset Allocation Funds, pays the Manager a monthly fee, which is based on each Fund’s average net assets. The fees paid to each Subadvisor are paid out of the management fee paid to the Manager and are not additional expenses of each Fund.

This authority is subject to certain conditions, which include: (i) the MainStay Group of Funds will make certain disclosures in the prospectus regarding the existence, substance and effect of the Order; (ii) the Manager will provide general management services to each applicable Fund, including overall supervisory responsibility for the general management and investment of the Fund’s assets, and subject to review and approval of the Board, will (a) set the Fund’s overall investment strategies; (b) evaluate, select and recommend subadvisors to manage all or a portion of the Fund’s assets; (c) allocate and, when appropriate, reallocate the Fund’s assets among subadvisors; (d) monitor and evaluate the subadvisor’s performance; and (e) implement procedures reasonably designed to ensure that subadvisors comply with the Fund’s investment objective, policies and restrictions; (iii) the MainStay Group of Funds will provide an information statement to shareholders of a Fund containing details about the subadvisor, the subadvisory agreement and certain aggregate subadvisory fee information within 90 days of hiring a new subadvisor; (iv) the Manager will provide the Board, no less frequently than quarterly, with information about the profitability of the Manager on a per subadvised Fund basis; (v) before a Fund may rely on the Order, the operation of that Fund pursuant to the Order must be approved by a majority of the Fund’s outstanding voting securities; (vi) whenever a subadvisor change is proposed for a subadvised Fund with an affiliated subadvisor or a Wholly-Owned Subadvisor, the Board, including a majority of the Independent Trustees, will make a separate finding that the change is in the best interests of the subadvised Fund and its shareholders and does not involve a conflict of interest from which the Manager or the affiliated subadvisor or Wholly-Owned Subadvisor derives an inappropriate advantage; (vii) no Trustee or Officer of the Fund would be permitted to own any interest in a subadvisor, subject to certain exceptions; and (viii) at all times, at majority of the Board will not be “interested persons” of the MainStay Group of Funds as a whole within the meaning of the 1940 Act and the nomination of new or additional Trustees that are not “interested persons” will be at the discretion of the then existing Trustees that are not “interested persons.”

For more information regarding the Order and Interpretive Relief, including whether a Fund may not use some or all of the relief granted by the Order and Interpretive Relief without obtaining shareholder approval, see the Prospectuses under the heading “Operation as a Manager of Managers.”

Expenses Borne by the MainStay Group of Funds

Except for the expenses to be paid by the Manager as described in the Prospectuses and elsewhere in this SAI, the MainStay Group of Funds, on behalf of each Fund, is responsible under the respective Management Agreements for the payment of expenses related to each Fund’s operations, including: (1) the fees payable to the Manager or the expenses otherwise incurred by a Fund in connection with the management of the investment of the assets of a Fund; (2) the fees and expenses of the Trustees who are not affiliated with the Manager or Subadvisors; (3) certain fees and expenses of the MainStay Group of Funds’ custodian and transfer agent; (4) the charges and expenses of the MainStay Group of Funds’ legal counsel and independent accountants; (5) brokers’ commissions and any issue or transfer taxes chargeable to the MainStay Group of Funds, on behalf of a Fund, in connection with its securities transactions; (6) the fees of any trade association of which a Fund or the MainStay Group of Funds is a member; (7) the cost of share certificates representing shares of a Fund; (8) reimbursement of a portion of the organization expenses of a Fund and the fees and expenses involved in registering and maintaining the registrations of the MainStay Group of Funds and of its shares with the SEC and registering the MainStay Group of Funds as a broker or dealer and qualifying its shares under state securities laws, including the preparation and printing of the MainStay Group of Funds’ registration statements and prospectuses for such purposes; (9) allocable communications expenses with respect to investor services and all expenses of shareholders’ and Trustees’ meetings and preparing, printing and mailing Prospectuses and reports to shareholders; (10) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of a Fund’s business; (11) any expenses assumed by the Fund pursuant to its plan of distribution; (12) all taxes and business fees payable by a Fund to federal, state or other governmental agencies; (13) costs associated with the pricing of the Funds’ shares; and (14) the cost of fidelity bond and D&O insurance.

Pursuant to an agreement between the Trusts and New York Life Investments, New York Life Investments is responsible for providing or procuring certain regulatory reporting services for the Funds. The Funds will reimburse New York Life Investments for the actual costs incurred by New York Life Investments in connection with providing or procuring these services for the Funds.

In addition, each Fund may reimburse NYLIFE Securities LLC, NYLIFE Distributors and NYLIM Service Company for the cost of certain correspondence to shareholders and the establishment of shareholder accounts.

In addition, each Fund is currently reimbursing the Manager for a portion of the CCO’s compensation.

Subadvisory Agreements

As noted above, the Manager has delegated day-to-day advisory responsibilities for certain Funds to the Subadvisors. Pursuant to the respective Subadvisory Agreements between the Manager and the Subadvisors, and subject to the oversight of the Board and supervision by the Manager in conformity with the stated investment objective or objectives, policies and restrictions of each such Fund, Subadvisors provide continuous supervision of the investment program for the Funds and determine the composition of the assets of the Funds, including determination of the purchase, retention or sale of the securities, cash and other investments contained in each Fund. The Subadvisors perform other portfolio management duties pursuant to the applicable Subadvisory Agreement.

As compensation for services, the Manager, not the Funds, pays each Fund’s Subadvisor an annual fee, computed daily and paid monthly, calculated on the basis of each Fund’s average daily net assets during the preceding month at the annual rates set forth in the chart below.

FUND NAME	ANNUAL RATE
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	0.350% on assets up to $500 million; and 0.325% on assets over $500 million
MainStay Income Builder Fund

Epoch: 50% of the effective gross management fee based on the assets allocated to Epoch.

MacKay Shields: 0.32% on allocated assets up to $500 million; 0.30% on allocated assets from $500 million to $1 billion; 0.2875% on allocated assets from $1 billion to $5 billion; and 0.2825% over $5 billion

MainStay MacKay Convertible Fund

0.300% on assets up to $500 million; 0.275% on assets from $500 million to $1 billion; 0.250% on assets from $1 billion to $2 billion; 0.245% on assets from $2 billion to $5 billion; and

0.240% on assets over $5 billion

MainStay MacKay High Yield Corporate Bond Fund	0.300% on assets up to $500 million; 0.275% on assets from $500 million to $5 billion; 0.2625% on assets from $5 billion to $7 billion; 0.250% on assets from $7 billion to $10 billion; 0.245% on assets from $10 billion to $15 billion; and 0.24% over $15 billion
MainStay MacKay Strategic Bond Fund	0.300% on assets up to $500 million; 0.275% on assets from $500 million to $1 billion; 0.250% on assets from $1 billion to $5 billion; and 0.2375% on assets over $5 billion
MainStay MacKay Tax Free Bond Fund

0.225% on assets up to $500 million; 0.2125% on assets from $500 million to $1 billion; 0.200% on assets from $1 billion to $5 billion; 0.195% on assets from $5 billion to $7 billion; 0.190% on assets from $7 billion to $9 billion; 0.185% on assets from $9 billion to $11 billion; and

0.18% on assets over $11 billion

FUND NAME	ANNUAL RATE
MAINSTAY FUNDS
MainStay MacKay U.S. Infrastructure Bond Fund	0.250% on assets up to $500 million; 0.2375% on assets from $500 million to $1 billion; and 0.225% on assets over $1 billion
MainStay Money Market Fund	0.200% on assets up to $500 million; 0.175% on assets from $500 million to $1 billion; and 0.150% on assets over $1 billion
MainStay Winslow Large Cap Growth Fund

On the average daily NAV of all Subadvisor-serviced assets in all investment companies managed by the Manager, including the MainStay VP Winslow Large Cap Growth Portfolio,

0.400% on such assets up to $100 million;

0.350% on such assets from $100 million up to $350 million;

0.300% on such assets from $350 million up to $600 million;

0.250% on such assets from $600 million up to $1 billion;

0.200% on such assets from $1 billion to $2.5 billion;

0.24% on such assets from $2.5 billion to $5 billion; and

0.25% on such assets over $5 billion

MainStay WMC Enduring Capital Fund	0.2375% on assets up to $500 million; 0.225% on assets from $500 million to $1 billion; and 0.2125% on assets over $1 billion
MainStay WMC Value Fund	0.275% on allocated assets up to $1 billion; 0.265% on allocated assets from $1 billion to $3 billion; and 0.255% on allocated assets over $3 billion

FUND NAME	ANNUAL RATE
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	NYL Investors: 0.325% on allocated assets up to $1 billion; 0.3125% on allocated assets from $1 billion up to $2 billion; and 0.30% on allocated assets over $2 billion Wellington: 0.275% on allocated assets up to $1 billion; 0.265% on allocated assets from $1 billion to $3 billion; and 0.255% on allocated assets over $3 billion
MainStay Candriam Emerging Markets Equity Fund	0.500% on assets up to $1 billion; and 0.4875% on assets over $1 billion
MainStay CBRE Global Infrastructure Fund	0.425% on assets up to $3 billion and 0.420% on assets over $3 billion
MainStay CBRE Real Estate Fund	0.375% on all assets
MainStay Cushing MLP Premier Fund	0.55% on assets up to $3 billion; and 0.525% on assets over $3 billion
MainStay Epoch Capital Growth Fund	0.375% on all assets
MainStay Epoch Global Equity Yield Fund	0.350% on all assets
MainStay Epoch International Choice Fund	0.400% on assets up to $5 billion; 0.3875% on assets from $5 billion to $7.5 billion; and 0.375% on assets over $7.5 billion
MainStay Epoch U.S. Equity Yield Fund	0.350% on assets up to $500 million; 0.340% on assets from $500 million to $1 billion; 0.330% on assets from $1 billion to $2 billion; and 0.325% on assets over $2 billion
MainStay Fiera SMID Growth Fund	0.375% on all assets
MainStay Floating Rate Fund	0.300% on assets up to $1 billion; 0.2875% on assets from $1 billion to $3 billion; and 0.2825% on assets over $3 billion
MainStay MacKay Arizona Muni Fund	0.225% on all assets
MainStay MacKay California Tax Free Opportunities Fund	0.225% on up to $1 billion; 0.215% on assets from $1 billion to $3 billion; and 0.210% on assets over $3 billion
MainStay MacKay Colorado Muni Fund	0.225% on all assets
MainStay MacKay High Yield Municipal Bond Fund	0.275% on assets up to $1 billion; 0.270% on assets from $1 billion to $3 billion; 0.265% on assets from $3 billion to $5 billion; 0.260 on assets from $5 billion to $7 billion; 0.255% on assets from $7 billion to $9 billion; 0.25% on assets from $9 billion to $11 billion; 0.245% on assets from $11billion to $13 billion; and 0.24% on assets over $13 billion

FUND NAME	ANNUAL RATE
MAINSTAY FUNDS
MainStay MacKay New York Tax Free Opportunities Fund	0.225% on up to $1 billion; 0.215% on assets from $1 billion to $3 billion; and 0.210% on assets over $3 billion
MainStay MacKay Oregon Muni Fund	0.225% on all assets
MainStay MacKay Short Duration High Income Fund	0.325% on all assets
MainStay MacKay Short Term Municipal Fund	0.175% on assets up to $1 billion; 0.165% on assets from $1 billion to $5 billion; and 0.16% on assets over $5 billion
MainStay MacKay Strategic Municipal Allocation Fund	0.200% on all assets
MainStay MacKay Total Return Bond Fund	0.225% on assets up to $1 billion; 0.22% on assets from $1 billion to $3 billion; and 0.215% on assets over $3 billion
MainStay MacKay Utah Muni Fund	0.225% on all assets
MainStay S&P 500 Index Fund	0.080% on assets up to $2.5 billion; and 0.075% on assets over $2.5 billion
MainStay Short Term Bond Fund	0.125% on assets up to $1 billion; and 0.100% on assets over $1 billion
MainStay PineStone Global Equity Fund	0.40% on all assets
MainStay PineStone International Equity Fund	0.38% on all assets
MainStay PineStone U.S. Equity Fund	0.275% on all assets
MainStay WMC Growth Fund	0.29% on assets up to $500 million; 0.265% on assets from $500 million to $1 billion; 0.2525% on assets from $1 billion to $2 billion; and 0.24% on assets over $2 billion
MainStay WMC International Research Equity Fund	0.335% on all assets
MainStay WMC Small Companies Fund	0.375% on assets up to $1 billion; 0.3625% on assets from $1 billion to $2 billion; and 0.35% on assets over $2 billion

To the extent New York Life Investments has agreed to waive or reimburse expenses, certain affiliated Subadvisors, with respect to certain Funds, have agreed to waive or reimburse their fees proportionately.

The Subadvisory Agreements provide that the Subadvisors shall not be liable to a Fund for any error of judgment by a Subadvisor or for any loss sustained by a Fund except in the case of a Subadvisor’s willful misfeasance, bad faith, gross negligence or reckless disregard of duty. The Subadvisory Agreements also provide that they shall terminate automatically if assigned and that they may be terminated without penalty by either party upon 60 days’ or less written notice.

Epoch and New York Life Investments have entered into an agreement pursuant to which Epoch and New York Life Investments contemplate an ongoing relationship between the parties wherein, among other things: (i) New York Life Investments agrees to recommend to the Board that Epoch continue to serve as subadvisor for the MainStay Epoch Funds and certain other MainStay Funds subadvised by Epoch for the five years following the closing of the transaction contemplated by such agreement, subject to Board approval and other conditions, insofar as such recommendation is consistent with New York Life Investments’ fiduciary duties; (ii) Epoch agrees not to provide subadvisory services to certain competing funds; (iii) New York Life Investments has a right of first refusal to offer certain new Epoch products; and (iv) Epoch and New York Life Investments enter into a distribution relationship with respect to certain separately managed account and unified managed account products.

New York Life Investments and CBRE have entered into an agreement pursuant to which CBRE and New York Life Investments contemplate an ongoing relationship between the parties wherein, among other things: (i) New York Life Investments agrees to recommend to the Board that CBRE continue to serve as subadvisor for certain MainStay Funds subadvised by CBRE for the three years following the initial term of the subadvisory agreement with New York Life Investments, subject to Board approval and other conditions, insofar as such recommendation is consistent with New York Life Investments’ fiduciary duties; (ii) CBRE agrees not to provide advisory or subadvisory services to certain competing funds; (iii) New York Life Investments has a right of first refusal to offer certain new CBRE products; and (iv) CBRE and New York Life Investments enter into a distribution relationship with respect to certain CBRE products.

New York Life Investments and Wellington have entered into an agreement pursuant to which Wellington and New York Life Investments contemplate an ongoing relationship between the parties wherein, among other things (i) New York Life Investments agrees to recommend to the Board that Wellington continue to serve as subadvisor for certain MainStay Funds subadvised by Wellington for the five years following the initial term of the subadvisory agreement with New York Life Investments, subject to Board approval and other conditions, insofar as such recommendation is consistent with New York Life Investments’ fiduciary duties; and (ii) Wellington agrees not to provide advisory or subadvisory services to certain competing funds pursuant to the terms of the agreement.

New York Life Investments and Fiera Capital (and certain affiliates) have entered into a strategic partnership agreement under which, among other things, New York Life Investments would serve as the exclusive partner for the distribution to the U.S. retail market of certain Fiera Capital investment strategies, subject to certain conditions.

New York Life Investments and PineStone have entered into a strategic partnership agreement under which, among other things, New York Life Investments would serve as the exclusive third-party U.S. retail intermediary sales and distribution partner for the Acquiring Funds and any other products and strategies which may be agreed in the future, subject to certain conditions. Additionally, New York Life Investments, not the Funds, will pay PineStone a fee for providing certain shareholder services to shareholders investing in Class P shares.

Management Fees

The tables below show the amount of the Management fee paid by each Fund and the amount of any Management fees waived and/or reimbursed by New York Life Investments for the last three fiscal years (or periods).

	2023		2022		2021

	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/ OR EXPENSES REIMBURSED	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/ OR EXPENSES REIMBURSED	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/ OR EXPENSES REIMBURSED
Funds with fiscal year end April 30
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$16,311,801	$808,272	$7,733,788	$322,113	$2,581,182	$388,646
MainStay CBRE Real Estate Fund	2,699,863	768,869	3,420,784	770,498	3,126,554	1,273,062
MainStay Conservative ETF Allocation Fund	71,076	58,419	63,730	35,840	25,727	88,864
MainStay Equity ETF Allocation Fund	94,581	61,084	69,022	42,612	17,133	94,097
MainStay Growth ETF Allocation Fund	128,885	14,790	94,957	24,329	27,579	83,723
MainStay MacKay Short Term Municipal Fund	4,799,723	272,071	6,814,529	293,455	4,998,093	81,277
MainStay MacKay Strategic Municipal Allocation Fund	839,511	153,643	280,731	143,325	229,975	152,825
MainStay Moderate ETF Allocation Fund	189,214	0	159,396	42	50,932	60,441

	2023		2022		2021

	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED
Funds with fiscal year end October 31
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$433,904	$196,352	$573,341	$178,325	$777,933	$182,027
MainStay Income Builder Fund	7,050,575	16,438	9,103,197	0	9,919,000	0
MainStay MacKay Convertible Fund	8,851,765	682,379	9,787,826	638,454	10,523,166	503,766
MainStay MacKay High Yield Corporate Bond Fund	55,263,600	0	59,788,878	0	65,815,700	0
MainStay MacKay Strategic Bond Fund	4,073,232	411,848	4,171,449	407,855	4,077,850	95,224
MainStay MacKay Tax Free Bond Fund	31,862,362	0	32,730,055	0	35,074,826	0
MainStay MacKay U.S. Infrastructure Bond Fund	3,416,982	807,420	2,861,914	622,639	2,882,732	543,457
MainStay Money Market Fund	2,001,310	41,368	1,809,235	815,497	1,820,760	2,231,810
MainStay Winslow Large Cap Growth Fund	74,084,253	245,068	81,803,817	807,597	94,549,675	1,761,928
MainStay WMC Enduring Capital Fund	3,152,197	0	3,209,022	0	2,492,526	0
MainStay WMC Value Fund	6,667,683	157,654	6,802,967	107,460	7,435,117	42,884
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$3,061,694	$57,114	$3,144,803	$12,455	$3,455,439	$25,033
MainStay Candriam Emerging Markets Equity Fund	1,504,198	346,253	1,004,093	349,898	888,850	225,939
MainStay Conservative Allocation Fund	0	67,060	0	14,645	0	79,621
MainStay Epoch Capital Growth Fund	700,294	97,243	518,034	67,710	521,151	139,262
MainStay Epoch Global Equity Yield Fund	6,351,357	639,408	7,914,873	730,460	8,432,989	875,997
MainStay Epoch International Choice Fund	1,748,223	50,666	1,937,171	70,951	2,528,612	24,662
MainStay Epoch U.S. Equity Yield Fund	7,109,229	309,459	7,478,759	240,401	7,118,407	372,115
MainStay Equity Allocation Fund	0	132,318	0	72,266	0	186,891
MainStay Fiera SMID Growth Fund	544,262	109,714	0	0	0	0
MainStay Floating Rate Fund	10,793,440	0	13,932,570	0	8,830,337	0
MainStay Growth Allocation Fund	0	184,110	0	80,706	0	254,417
MainStay MacKay California Tax Free Opportunities Fund	4,682,691	175,377	5,093,379	74,546	5,619,814	201,789
MainStay MacKay High Yield Municipal Bond Fund	41,356,079	0	56,129,216	0	56,541,267	0
MainStay MacKay New York Tax Free Opportunities Fund	5,066,237	66,483	5,554,077	174,570	5,802,228	225,884
MainStay MacKay Short Duration High Income Fund	10,902,096	490,517	9,348,853	6,391	9,882,070	0
MainStay MacKay Short Term Municipal Fund	1,747,703	127,038	0	0	0	0
MainStay MacKay Strategic Municipal Allocation Fund	857,073	87,021	0	0	0	0
MainStay MacKay Total Return Bond Fund	1,878,427	428,398	2,900,163	270,463	7,224,077	0
MainStay Moderate Allocation Fund	0	158,001	0	79,295	0	211,963
MainStay PineStone Global Equity Fund	120,667	174,946	0	0	0	0
MainStay PineStone International Equity Fund	1,336,475	402,448	0	0	0	0
MainStay PineStone U.S. Equity Fund	365,883	65,498	0	0	0	0
MainStay S&P 500 Index Fund	1,841,906	63,041	1,962,897	46,136	2,157,500	73,572
MainStay Short Term Bond Fund	353,110	76,274	195,554	112,251	247,890	89,806
MainStay WMC Growth Fund	5,071,297	150,104	5,505,500	35,441	5,979,758	134,335
MainStay WMC International Research Equity Fund	1,232,469	160,615	1,455,087	133,655	2,129,877	56,175

	2023		2022		2021
MainStay WMC Small Companies Fund	2,402,987	80,654	2,780,978	38,106	3,039,545	134,744

	2022		2021		2020

	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED	MANAGEMENT FEE PAID	MANAGEMENT FEE WAIVED AND/OR EXPENSES REIMBURSED
Fund with fiscal year end November 30
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$7,725,532	$0	$6,780,679	$0	$7,327,667	$0

As of the reporting date of this SAI, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund had not commenced operations. Therefore, these Funds had not yet paid any management fees.

Subadvisory Fees

The tables below show the amount of the Subadvisory fee the amount of the subadvisory fee paid by the Manager from the management fee, and the amount of the subadvisory fee waived and/or reimbursed for the last three fiscal periods.

	2023		2022		2021

	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
Funds with fiscal year end April 30
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$8,155,899	$404,136	$3,866,894	$161,056	$1,290,840	$194,611
MainStay CBRE Real Estate Fund	1,349,931	384,434	1,710,547	385,249	1,563,742	636,318
MainStay MacKay Short Term Municipal Fund	2,399,861	136,036	3,407,265	146,450	2,496,964	40,916
MainStay MacKay Strategic Municipal Allocation Fund	419,756	76,822	140,365	71,663	114,989	76,413

	2023		2022		2021

	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
Funds with fiscal year end October 31
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$118,542	$0	$286,670	$89,163	$394,564	$94,433
MainStay Income Builder Fund
Epoch	1,968,232	0	2,390,462	0	2,261,730	0
MacKay Shields	1,815,285	0	2,233,443	0	2,783,931	0
MainStay MacKay Convertible Fund	4,395,178	341,189	4,792,493	319,227	5,180,103	276,531
MainStay MacKay High Yield Corporate Bond Fund	27,108,365	0	29,325,504	0	32,278,529	0
MainStay MacKay Strategic Bond Fund	2,019,351	204,066	2,037,622	203,927	1,991,660	47,612
MainStay MacKay Tax Free Bond Fund	15,530,172	0	15,952,673	0	17,095,639	0
MainStay MacKay U.S. Infrastructure Bond Fund	1,700,080	395,299	1,430,957	311,319	1,465,977	296,334
MainStay Money Market Fund	996,530	20,684	904,617	13,342	913,182	63,331
MainStay Winslow Large Cap Growth Fund	28,878,294	0	32,796,240	767,063	38,352,611	1,167,034

	2023		2022		2021

	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
MainStay WMC Enduring Capital Fund
MacKay Shields	0	0	0	0	482,698	110,316
Wellington	1,371,361	0	1,384,307	0	949,511	(1,615)
MainStay WMC Value Fund
Epoch	0	0	0	0	640,225	0
Markston	0	0	0	0	1,382,527	0
Wellington	2,785,891	77,342	2,835,119	48,357	1,528,667	18,296
MAINSTAY FUNDS TRUST
MainStay Balanced Fund

	2023		2022		2021

	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
MacKay Shields	$0	$0	$0	$0	$371,751	$1,100
NYL Investors	534,987	0	488,134	0	607,040	0
MainStay Candriam Emerging Markets Equity Fund	752,099	173,126	502,047	174,949	453,879	107,286
MainStay Epoch Capital Growth Fund	350,147	48,621	259,037	33,855	265,258	74,168
MainStay Epoch Global Equity Yield Fund	3,495,383	319,704	3,957,437	0	4,217,305	0
MainStay Epoch International Choice Fund	874,112	21,341	969,086	32,645	1,266,390	11,088
MainStay Epoch U.S. Equity Yield Fund	3,554,706	128,309	3,739,204	120,200	3,575,554	166,142
MainStay Fiera SMID Growth Fund	166,170	0	0	0	0	0
MainStay Floating Rate Fund	5,400,442	(0)	6,966,285	0	4,415,202	0
MainStay MacKay California Tax Free Opportunities Fund	2,341,346	87,688	2,546,689	37,273	2,832,018	100,904
MainStay MacKay High Yield Municipal Bond Fund	20,678,148	(0)	28,065,375	0	28,271,695	0

	2023		2022		2021

	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
MainStay MacKay New York Tax Free Opportunities Fund	2,533,118	33,241	2,777,038	87,299	2,926,474	116,984
MainStay MacKay Short Duration High Income Fund	5,451,048	245,259	4,674,422	3,195	4,940,983	(1)
MainStay MacKay Short Term Municipal Fund	1,243,874	68,790	0	0	0	0
MainStay MacKay Strategic Municipal Allocation Fund	206,878	38,444	0	0	0	0
MainStay MacKay Total Return Bond Fund	939,556	214,542	1,450,082	133,907	3,611,929	1,343
MainStay Moderate Allocation Fund	79,001	79,001	0	0	0	0
MainStay PineStone Global Equity Fund	37,863	0	0	0	0	0
MainStay PineStone International Equity Fund	228,463	0	0	0	0	0
MainStay PineStone U.S. Equity Fund	73,999	0	0	0	0	0
MainStay S&P 500 Index Fund	920,968	31,521	961,449	23,068	1,082,756	40,396
MainStay Short Term Bond Fund	180,543	38,137	97,777	0	127,841	48,801
MainStay WMC Growth Fund
MacKay Shields	0	0	0	56,126	954,057	12,072

	2023		2022		2021

	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
Wellington	2,091,721	11,236	2,267,744	0	1,678,190	2,062
MainStay WMC International Research Equity Fund
MacKay Shields	0	0	0	2,897	480,629	0
Wellington	558,394	78,913	649,939	0	521,895	26,002
MainStay WMC Small Companies Fund
Epoch	0	0	0	60,145	0	0
MacKay Shields	0	0	0	0	480,932	7,997

	2023		2022		2021

	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
Wellington	1,126,399	0	1,303,634	0	968,865	0

	2022		2021		2020

	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED	SUBADVISORY FEE PAID	SUBADVISORY FEE WAIVED AND/OR EXPENSES REIMBURSED
Fund with fiscal year end November 30
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$3,862,765	$0	$3,391,239	$0	$3,663,833	$0

As of the reporting date of this SAI, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund had not commenced operations. Therefore, no subadvisory fees were paid by the Manager on behalf of these Funds.

JPMorgan Chase Bank, N.A., 383 Madison Avenue, New York, New York 10179 (“JPMorgan”) provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Funds, maintaining general ledger and sub-ledger accounts for the calculation of the Funds’ respective NAVs and assisting New York Life Investments in conducting various aspects of the Funds’ administrative operations. JPMorgan has sub-custodial arrangements for holding such Funds’ foreign assets. For providing these services to the Funds, JPMorgan is compensated by New York Life Investments.

Distribution Agreements

NYLIFE Distributors LLC (“Distributor”), an affiliate of New York Life Investments and a limited liability company organized under the laws of Delaware with a principal place of business located at 30 Hudson Street, Jersey City, New Jersey 07302, serves as the distributor and principal underwriter of each Fund’s shares pursuant to Amended and Restated Distribution Agreements (“Distribution Agreements”), each dated August 1, 2014. NYLIFE Securities LLC (“NYLIFE Securities”), an affiliated broker-dealer, and other financial intermediaries, sell shares of the Funds pursuant to dealer agreements with the Distributor. The Distributor compensates these financial intermediary firms for their efforts in selling shares of the Funds. These firms, in turn, pay commissions to their sales representatives as well as pay the cost of printing and mailing prospectuses to potential investors and the respective cost of any advertising. In addition, the Distributor will pay for a variety of account maintenance and personal services to shareholders after the sale. The Distributor is not obligated to sell any specific amount of shares of the MainStay Group of Funds. The Distributor receives sales loads and distribution plan payments and receives no other compensation from the MainStay Group of Funds under the Distribution Agreements. The MainStay Group of Funds anticipates making a continuous offering of its shares, although it reserves the right to suspend or terminate such offering at any time with respect to any Fund or class or group of Funds or classes. The Distributor, from its own resources or from those of an affiliate, provides compensation to its wholesaler representatives for their sales efforts in promoting sales of the Funds, which may vary based on the Funds being promoted and/or which financial intermediary firms and/or financial advisers are involved in selling Fund shares or are listed on Fund accounts. The Distributor, at its own expense, also may, from time to time, provide promotional incentives to dealers who sell Fund shares.

A Fund’s Distribution Agreement remains in effect for two years following its initial effective date, and continues in effect for one-year periods only if its continuance is specifically approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees. The Distribution Agreements are terminable with respect to a Fund at any time, without payment of a penalty, by vote of a majority of the Independent Trustees, upon 60 days’ written notice to the Distributor, or by vote of a majority of the outstanding voting securities of that Fund, upon 60 days’ written notice to the Distributor, or by the Distributor, upon not less than 60 days’ written notice to MainStay Funds and/or MainStay Funds Trust. The Distribution Agreements will terminate in the event of assignment.

Distribution Plans

With respect to each of the Funds (except the MainStay Money Market Fund) the Board has adopted separate plans of distribution pursuant to Rule 12b-1 under the 1940 Act for Class A, Class A2, Investor Class, Class B, Class C, Class C2, Class R2, Class R3, Class Z and SIMPLE Class shares of certain Funds (the “Class A Plans,” the “Class A2 Plan,” the “Investor Class Plans,” the “Class B Plans,” the “Class C Plans,” the “Class C2 Plans,” the “Class R2 Plans,” the “Class R3 Plans,” the “Class Z Plans” and the “SIMPLE Class Plans,” or collectively, the “12b-1 Plans”). Only certain Funds currently offer Class A, Class A2, Investor Class, Class B, Class C, Class C2, Class R2, Class R3, Class Z and SIMPLE Class shares.

Under the 12b-1 Plans, a class of shares of a Fund pays distribution and/or service fees to the Distributor as compensation for distribution and/or service activities related to that class of shares and its shareholders. Because these fees are paid out of a Fund’s assets on an ongoing basis, over time these fees will increase the cost of an investment and may cost a shareholder more than paying other types of sales charges. Each 12b-1 Plan provides that the distribution and/or service fees are payable to the Distributor regardless of the amounts actually expended by the Distributor. Authorized distribution expenses include the Distributor’s interest expense and profit. The Distributor anticipates that its actual expenditures will substantially exceed the distribution fee it receives during the early years of the operation of a 12b-1 Plan. In later years, its expenditures may be less than the distribution fee, thus enabling the Distributor to realize a profit in those years. With regard to Class B shares that are converted to Class A or Investor Class shares, the Manager may continue to pay the amount of the annual service fee to dealers after any such conversion.

If a 12b-1 Plan for the Funds is terminated, the Funds will owe no payments to the Distributor other than fees accrued but unpaid on the termination date. Each 12b-1 Plan may be terminated only by specific action of the Trustees or shareholders.

12b-1 Plan revenues may be used to reimburse third parties that provide various services to shareholders who are participants in various retirement plans. These services include activities in connection with the provision of personal, continuing services to investors in a Fund. Overhead and other expenses related to service activities, including telephone and other communications expenses, may be included in the amounts expended for such activities. Persons selling or servicing different classes of shares of the Funds may receive different compensation with respect to one particular class of shares as opposed to another in the same Fund.

A 12b-1 Plan shall continue in effect from year to year, provided such continuance is approved at least annually by the Trustees or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act and the rules thereunder) and, in either case, by a majority of the Independent Trustees. No 12b-1 Plan may be amended to increase materially the amount to be spent for the services described therein without approval of the shareholders of the affected class of shares of a Fund, and all material amendments of a 12b-1 Plan must also be approved by the Trustees in the manner described above. Each 12b-1 Plan may be terminated at any time, without payment of any penalty, by vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding voting securities of the affected Fund (as defined in the 1940 Act) on not more than 30 days’ written notice to any other party to the 12b-1 Plan. So long as any 12b-1 Plan is in effect, the selection and nomination of Trustees who are not interested persons has been committed to the Independent Trustees. Pursuant to each 12b-1 Plan, the Distributor shall provide the MainStay Group of Funds for review by the Trustees, and the Trustees shall review at least quarterly, a written report of the amounts expended under each 12b-1 Plan and the purpose for which such expenditures were made. In the Trustees’ quarterly review of each 12b-1 Plan, they will consider its continued appropriateness and the level of compensation provided therein. The Trustees have determined that, in their judgment, there is a reasonable likelihood that each 12b-1 Plan will benefit the Fund and its shareholders.

Pursuant to FINRA Rule 2341, the amount which a Fund may pay for distribution expenses, excluding service fees, is limited to 6.25% of the gross sales of the Fund’s shares since inception of the Fund’s 12b-1 Plan, plus interest at the prime rate plus 1% per annum (less any contingent deferred sales charges (“CDSCs”) paid by shareholders to the Distributor or distribution fee (other than service fees) paid by the Funds to the Distributor).

As of the reporting date of this SAI, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund had not commenced operations. Therefore, no distribution and/or service fees have been paid by these Funds.

Distribution Related Fees and Expenses for Funds with Fiscal Year Ending April 30

For the fiscal years ending April 30, 2023, April 30, 2022 and April 30, 2021, the Funds paid distribution and/or service fees pursuant to the Class A, Class A2, Investor Class, Class C, Class C2, Class R3 and SIMPLE Class Plans, as applicable, as follows:

	YEAR ENDED 4/30/23

	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$238,711	$0	$5,840	$0	$218,346	$0	$0	$0	$0
MainStay CBRE Real Estate Fund	383,801	0	484	0	51,564	0	0	0	0
MainStay Conservative ETF Allocation Fund	82,957	0	0	0	3,803	0	0	1,698	8,012
MainStay Equity ETF Allocation Fund	104,292	0	0	0	1,672	0	0	2,252	24,140
MainStay Growth ETF Allocation Fund	142,949	0	0	0	3,097	0	0	2,771	31,615
MainStay MacKay Short Term Municipal Fund	935,547	190,927	6,840	0	0	0	0	0	0
MainStay MacKay Strategic Municipal Allocation Fund	47,557	0	322	0	8,620	348	0	0	0
MainStay Moderate ETF Allocation Fund	219,395	0	0	0	3,499	0	0	6,053	26,081

	YEAR ENDED 4/30/22

	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$172,713	$0	$5,425	$0	$193,636	$0	$0	$0	$0
MainStay CBRE Real Estate Fund	481,921	0	489	0	86,886	0	0	13,086	0
MainStay Conservative ETF Allocation Fund	76,642	0	0	0	4,528	0	0	407	3,075
MainStay Equity ETF Allocation Fund	79,426	0	0	0	1,906	0	0	2,374	9,096
MainStay Growth ETF Allocation Fund	111,099	0	0	0	3,137	0	0	1,230	12,187
MainStay MacKay Short Term Municipal Fund	1,195,403	292,427	8,139	0	0	0	0	0	0
MainStay MacKay Strategic Municipal Allocation Fund	3,279	0	137	0	1,357	0	0	0	0
MainStay Moderate ETF Allocation Fund	191,888	0	0	0	5,442	0	0	3,262	8,389

	YEAR ENDED 4/30/21

	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$76,437	$0	$4,688	$0	$74,713	$0	$0	$0	$0
MainStay CBRE Real Estate Fund	382,274	0	353	0	163,716	0	0	11,535	0
MainStay Conservative ETF Allocation Fund	27,463	0	0	0	2,285	0	0	182	200
MainStay Equity ETF Allocation Fund	15,665	0	0	0	1,601	0	0	880	581
MainStay Growth ETF Allocation Fund	29,134	0	0	0	851	0	0	578	1,066

	YEAR ENDED 4/30/21

	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MainStay MacKay Short Term Municipal Fund	915,805	74,459	10,114	0	0	0	0	0	0
MainStay MacKay Strategic Municipal Allocation Fund	793	0	76	0	543	0	0	0	0
MainStay Moderate ETF Allocation Fund	58,608	0	0	0	2,239	0	0	368	525

For the fiscal years ended April 30, 2023, April 30, 2022 and April 30, 2021, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, as follows:

	YEAR ENDED 4/30/23

CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$230,408	$32,146	$5,629
MainStay CBRE Real Estate Fund	28,504	3,846	440
MainStay Conservative ETF Allocation Fund	163,595	14,206	450
MainStay Equity ETF Allocation Fund	398,399	34,627	1,139
MainStay Growth ETF Allocation Fund	487,565	41,451	2,625
MainStay MacKay Short Term Municipal Fund	79,084	(1,402)	127,152
MainStay MacKay Strategic Municipal Allocation Fund	13,990	1,362	7,525
MainStay Moderate ETF Allocation Fund	493,040	42,266	3,611

	YEAR ENDED 4/30/23

CLASS A2 SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay MacKay Short Term Municipal Fund	$0	$0	$10,747

	YEAR ENDED 4/30/23

INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$2,386	$358	$0
MainStay CBRE Real Estate Fund	633	84	0
MainStay MacKay Short Term Municipal Fund	2,445	204	1,974
MainStay MacKay Strategic Municipal Allocation Fund	256	32	99

	YEAR ENDED 4/30/22

CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$521,379	$60,515	$(5,643)
MainStay CBRE Real Estate Fund	76,255	11,130	1,375
MainStay Conservative ETF Allocation Fund	251,625	22,997	6,520
MainStay Equity ETF Allocation Fund	461,113	39,895	4,029
MainStay Growth ETF Allocation Fund	626,145	55,388	259
MainStay MacKay Short Term Municipal Fund	419,221	7,962	177,899
MainStay MacKay Strategic Municipal Allocation Fund	11,198	1,517	0
MainStay Moderate ETF Allocation Fund	743,798	66,732	3,809
	YEAR ENDED 4/30/22

CLASS A2 SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay MacKay Short Term Municipal Fund	$38	$38	$36,430

	YEAR ENDED 4/30/22

INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$6,402	$1,042	$0
MainStay CBRE Real Estate Fund	3	1	0
MainStay MacKay Short Term Municipal Fund	5,114	159	0
MainStay MacKay Strategic Municipal Allocation Fund	1,102	136	0

	YEAR ENDED 4/30/21

CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$189,388	$21,871	$(5)
MainStay CBRE Real Estate Fund	12,548	1,738	10
MainStay Conservative ETF Allocation Fund	196,997	18,172	17
MainStay Equity ETF Allocation Fund	159,388	13,946	1
MainStay Growth ETF Allocation Fund	329,243	28,325	4,619
MainStay MacKay Short Term Municipal Fund	477,955	9,018	89,379
MainStay MacKay Strategic Municipal Allocation Fund	1,219	139	0
MainStay Moderate ETF Allocation Fund	386,130	35,101	344

	YEAR ENDED 4/30/21

CLASS A2 SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay MacKay Short Term Municipal Fund	$33	$33	$499

	YEAR ENDED 4/30/21

INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$3,409	$530	$0
MainStay CBRE Real Estate Fund	(193)	(27)	0
MainStay MacKay Short Term Municipal Fund	11,682	275	0
MainStay MacKay Strategic Municipal Allocation Fund	856	92	0

For the fiscal years ended April 30, 2023, April 30, 2022 and April 30, 2021, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class C shares of the Funds:

CLASS C SHARES	FOR THE YEAR ENDED 04/30/23	FOR THE YEAR ENDED 04/30/22	FOR THE YEAR ENDED 04/30/21
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$3,027	$0	$0
MainStay CBRE Real Estate Fund	710	0	0
MainStay Equity ETF Allocation Fund	11	0	0
MainStay Growth ETF Allocation Fund	17	0	0
MainStay MacKay Strategic Municipal Allocation Fund	966	0	0

For the fiscal year ended April 30, 2023, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class C2 shares of the Funds:

CLASS C2 SHARES	FOR THE YEAR ENDED 04/30/23	FOR THE YEAR ENDED 04/30/22	FOR THE YEAR ENDED 04/30/21
MAINSTAY FUNDS TRUST
MainStay MacKay Strategic Municipal Allocation Fund	$550	$0	$0

For the fiscal year ended April 30, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class A shares of the Funds:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$1,669	$108	$52,399	$397,115	$42,135	$37,235	$530,661
MainStay CBRE Real Estate Fund	583	41	22,833	333,284	7,805	33,950	398,496
MainStay Conservative ETF Allocation Fund	544	19	16,149	21,210	196,228	4,300	238,449
MainStay Equity ETF Allocation Fund	1,039	36	30,015	73,154	363,657	6,784	474,684
MainStay Growth ETF Allocation Fund	1,353	48	39,275	71,029	477,415	9,054	598,174
MainStay MacKay Short Term Municipal Fund	2,480	153	85,739	831,623	92,919	45,488	1,058,402
MainStay MacKay Strategic Municipal Allocation Fund	1,585	117	48,062	193,217	920	17,169	261,070
MainStay Moderate ETF Allocation Fund	1,348	47	40,222	73,256	540,791	10,927	666,590
1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended April 30, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class A2 shares of the MainStay MacKay Short Term Municipal Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS TRUST
MainStay MacKay Short Term Municipal Fund	$365	$27	$13,666	$0	$157,716	$7,201	$178,975
1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended April 30, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Investor Class shares of the Funds:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$9	$1	$354	$6,606	$752	$196	$7,919
MainStay CBRE Real Estate Fund	1	0	35	684	146	16	882
MainStay MacKay Short Term Municipal Fund	50	2	1,506	7,947	122	416	10,043
MainStay MacKay Strategic Municipal Allocation Fund	1	0	24	85	343	12	465

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended April 30, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class C shares of the Funds:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$248	$18	$8,216	$2,964	$172,814	$3,377	$187,638
MainStay CBRE Real Estate Fund	15	1	639	135	43,821	620	45,231
MainStay Conservative ETF Allocation Fund	1	0	39	3,576	215	27	3,858
MainStay Equity ETF Allocation Fund	1	0	40	1,408	200	16	1,666
MainStay Growth ETF Allocation Fund	1	0	32	2,963	16	22	3,034
MainStay MacKay Strategic Municipal Allocation Fund	142	11	4,317	266	19,599	1,057	25,392
MainStay Moderate ETF Allocation Fund	2	0	80	3,378	18	32	3,510

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended April 30, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class C2 shares of MainStay MacKay Strategic Municipal Allocation Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND

MAINSTAY FUNDS TRUST
MainStay MacKay Strategic Municipal Allocation Fund	$7	$1	$208	$0	$744	$53	$1,043

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended April 30, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class R3 shares of the Funds:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND

MAINSTAY FUNDS TRUST
MainStay Conservative ETF Allocation Fund	$23	$1	$636	$250	$1,451	$112	$2,473
MainStay Equity ETF Allocation Fund	6	0	180	395	1,850	52	2,483
MainStay Growth ETF Allocation Fund	17	1	494	763	2,016	103	3,394
MainStay Moderate ETF Allocation Fund	50	2	1,419	2,838	3,219	275	7,804

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended April 30, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the SIMPLE Class shares of the Funds:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND

MAINSTAY FUNDS TRUST
MainStay Conservative ETF Allocation Fund	$101	$3	$2,833	$8,017	$25	$504	$11,483
MainStay Equity ETF Allocation Fund	315	11	8,820	24,045	194	1,560	34,945
MainStay Growth ETF Allocation Fund	414	14	11,581	31,723	11	2,045	45,788
MainStay Moderate ETF Allocation Fund	351	12	9,801	26,129	4	1,723	38,020

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

Distribution Related Fees and Expenses for Funds with Fiscal Year Ending October 31

For the fiscal year ended October 31, 2023, the Funds paid distribution and/or service fees pursuant to the Class A, Investor Class, Class B, Class C, Class C2, Class R2, Class R3 and SIMPLE Class Plans as follows:

	YEAR ENDED 10/31/23
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$119,769	$0	$22,562	$0	$11,349	$0	$0	$0	$0
MainStay Income Builder Fund	1,657,033	0	154,887	65,861	665,448	0	0	0	179
MainStay MacKay Convertible Fund	1,717,927	0	106,118	43,879	354,304	0	0	0	0
MainStay MacKay High Yield Corporate Bond Fund	7,564,987	0	290,639	101,353	1,180,886	0	16,718	19,499	210
MainStay MacKay Strategic Bond Fund	452,921	0	34,632	0	164,194	0	0	0	0
MainStay MacKay Tax Free Bond Fund	3,346,713	0	17,054	13,909	609,859	34,112	0	0	0
MainStay MacKay U.S. Infrastructure Bond Fund	196,618	0	34,940	0	57,298	0	0	0	0
MainStay Winslow Large Cap Growth Fund	2,841,738	0	163,658	80,095	435,721	0	275,960	186,976	1,511
MainStay WMC Enduring Capital Fund	514,527	0	58,258	22,341	205,994	0	0	0	0
MainStay WMC Value Fund	1,304,948	0	136,759	63,710	151,119	0	0	0	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$875,187	$0	$99,238	$44,172	$141,614	$0	$0	$0	$0
MainStay Candriam Emerging Markets Equity Fund	5,511	0	631	0	978	0	0	0	0
MainStay Conservative Allocation Fund	839,049	0	84,183	45,545	156,611	0	0	0	9,065
MainStay Epoch Capital Growth Fund	74,609	0	3,744	0	10,761	0	0	0	0
MainStay Epoch Global Equity Yield Fund	305,097	0	21,454	0	132,722	0	0	0	0
MainStay Epoch International Choice Fund	68,518	0	10,807	0	3,065	0	0	0	179
MainStay Epoch U.S. Equity Yield Fund	1,201,935	0	181,935	38,550	99,070	0	0	0	434
MainStay Equity Allocation Fund	804,646	0	148,516	84,434	97,755	0	0	0	10,792
MainStay Fiera SMID Growth Fund	272	0	0	0	70	0	0	0	0
MainStay Floating Rate Fund	1,373,368	0	46,129	0	506,657	0	0	0	417
MainStay Growth Allocation Fund	1,578,306	0	251,791	136,024	183,038	0	0	0	20,550
MainStay MacKay California Tax Free Opportunities Fund	1,016,444	0	1,217	0	172,072	11,120	0	0	0
MainStay MacKay High Yield Municipal Bond Fund	4,349,207	0	10,202	0	1,859,712	0	0	0	0
MainStay MacKay New York Tax Free Opportunities Fund	1,780,582	0	853	0	355,275	10,889	0	0	0
MainStay MacKay Short Duration High Income Fund	784,223	0	13,574	0	275,272	0	0	0	0
MainStay MacKay Short Term Municipal Fund	352,085	65,508	3,003	0	0	0	0	0	0
MainStay MacKay Strategic Municipal Allocation Fund	62,046	0	67	0	10,204	791	0	0	0
MainStay MacKay Total Return Bond Fund	133,012	0	11,522	0	40,624	0	0	0	108
MainStay Moderate Allocation Fund	1,570,457	0	212,953	117,449	174,885	0	0	0	25,500

	YEAR ENDED 10/31/23
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MainStay PineStone Global Equity Fund	1,701	0	0	0	43	0	0	0	0
MainStay PineStone International Equity Fund	28,298	0	4,757	0	1,125	0	0	0	0
MainStay PineStone U.S. Equity Fund	176	0	0	0	44	0	0	0	0
MainStay S&P 500 Index Fund	2,033,833	0	112,637	0	0	0	0	0	1,513
MainStay Short Term Bond Fund	136,571	0	5,644	0	0	0	0	0	193
MainStay WMC Growth Fund	1,210,111	0	160,131	59,481	16,732	0	0	0	0
MainStay WMC International Research Equity Fund	27,843	0	4,502	0	20,327	0	0	0	0
MainStay WMC Small Companies Fund	309,628	0	83,882	14,695	19,131	0	0	0	0

For the fiscal year ended October 31, 2022, the Funds paid distribution and/or service fees pursuant to the Class A, Investor Class, Class B, Class C, Class C2, Class R2, Class R3 and SIMPLE Class Plans as follows:

	YEAR ENDED 10/31/22
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$160,576	$0	$26,582	$0	$22,716	$0	$0	$0	$0
MainStay Income Builder Fund	1,894,236	0	172,435	124,002	1,046,634	0	6,172	10,975	171
MainStay MacKay Convertible Fund	1,944,572	0	117,743	79,636	455,312	0	0	0	0
MainStay MacKay High Yield Corporate Bond Fund	8,635,313	0	318,321	197,211	1,705,026	0	20,725	18,022	163
MainStay MacKay Strategic Bond Fund	470,267	0	38,376	0	342,383	0	2,561	2,947	0
MainStay MacKay Tax Free Bond Fund	5,251,693	0	19,282	28,212	807,280	22,909	0	0	0
MainStay MacKay U.S. Infrastructure Bond Fund	233,812	0	40,331	0	78,466	0	0	0	0
MainStay Winslow Large Cap Growth Fund	3,338,616	0	202,136	139,893	638,585	0	336,387	243,282	757
MainStay WMC Enduring Capital Fund	525,825	0	63,250	38,883	294,766	0	0	2,280	0
MainStay WMC Value Fund	1,315,088	0	149,127	103,696	208,625	0	2,600	6,121	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$573,343	$0	$107,426	$76,108	$208,625	$0	$1,942	$10,169	$0
MainStay Candriam Emerging Markets Equity Fund	6,380	0	941	0	1,797	0	0	0	0
MainStay Conservative Allocation Fund	956,208	0	92,419	82,627	238,896	0	349	10,172	4,336
MainStay Epoch Capital Growth Fund	53,390	0	3,280	0	9,592	0	0	0	0
MainStay Epoch Global Equity Yield Fund	325,050	0	21,491	0	218,564	0	558	3,142	0
MainStay Epoch International Choice Fund	56,865	0	11,239	0	7,566	0	17,966	16,784	151
MainStay Epoch U.S. Equity Yield Fund	1,253,735	0	196,221	62,882	126,054	0	3,610	15,341	351
MainStay Equity Allocation Fund	836,344	0	159,506	141,398	129,518	0	0	10,079	4,229
MainStay Floating Rate Fund	1,225,379	0	46,528	0	525,534	0	0	3,638	130
MainStay Growth Allocation Fund	1,651,916	0	269,351	230,317	242,464	0	210	6,344	11,404
MainStay MacKay California Tax Free Opportunities Fund	986,088	0	1,322	0	233,382	2,273	0	0	0
MainStay MacKay High Yield Municipal Bond Fund	600,418	0	11,397	0	2,821,380	0	0	0	0
MainStay MacKay New York Tax Free Opportunities Fund	2,043,604	0	869	0	472,957	12,463	0	0	0
MainStay MacKay Short Duration High Income Fund	759,537	0	14,068	0	301,396	0	1,247	797	0
MainStay MacKay Total Return Bond Fund	176,685	0	14,180	0	72,088	0	76	2,360	114
MainStay Moderate Allocation Fund	1,662,707	0	228,034	204,435	243,206	0	414	7,941	9,469
MainStay S&P 500 Index Fund	2,088,154	0	125,728	0	0	0	0	0	666
MainStay Short Term Bond Fund	142,762	0	6,599	0	0	0	0	0	136

	YEAR ENDED 10/31/22
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MainStay WMC Growth Fund	1,407,197	0	182,048	105,553	19,833	0	261	0	0
MainStay WMC International Research Equity Fund	32,394	0	5,090	0	38,654	0	0	0	0
MainStay WMC Small Companies Fund	384,215	0	99,024	28,703	31,753	0	290	2,358	0

For the fiscal year ended October 31, 2021, the Funds paid distribution and/or service fees pursuant to the Class A, Investor Class, Class B, Class C, Class C2, Class R2, Class R3 and SIMPLE Class Plans as follows:

	YEAR ENDED 10/31/21
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$211,427	$0	$34,015	$0	$48,217	$0	$0	$0	$0
MainStay Income Builder Fund	1,892,319	0	204,873	190,486	1,475,651	0	7,940	9,723	139
MainStay MacKay Convertible Fund	2,070,016	0	141,925	110,866	578,301	0	0	0	0
MainStay MacKay High Yield Corporate Bond Fund	9,843,143	0	369,961	342,235	2,554,645	0	27,507	15,313	132
MainStay MacKay Strategic Bond Fund	457,404	0	44,125	0	553,934	0	2,535	1,798	0
MainStay MacKay Tax Free Bond Fund	7,261,573	0	22,929	40,681	1,065,582	11,274	0	0	0
MainStay MacKay U.S. Infrastructure Bond Fund	279,850	0	47,345	0	79,705	0	0	0	0
MainStay Winslow Large Cap Growth Fund	4,099,973	0	376,448	207,460	928,019	0	442,118	308,801	231
MainStay WMC Enduring Capital Fund	363,791	0	59,481	46,860	232,140	0	0	1,557	0
MainStay WMC Value Fund	1,256,615	0	177,422	148,396	131,527	0	2,362	6,223	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$796,982	$0	$121,677	$106,691	$297,166	$0	$6,849	$13,509	$0
MainStay Candriam Emerging Markets Equity Fund	6,678	0	1,220	0	2,321	0	0	0	0
MainStay Conservative Allocation Fund	994,703	0	107,009	129,081	336,843	0	315	8,065	785
MainStay Epoch Capital Growth Fund	35,873	0	4,124	0	11,977	0	0	0	0
MainStay Epoch Global Equity Yield Fund	315,924	0	22,803	0	367,964	0	1,092	2,743	0
MainStay Epoch International Choice Fund	64,972	0	14,435	0	24,856	0	22,575	22,093	150
MainStay Epoch U.S. Equity Yield Fund	1,163,313	0	223,515	89,449	167,021	0	3,966	16,922	165
MainStay Equity Allocation Fund	844,596	0	192,956	205,294	168,776	0	0	9,565	1,141
MainStay Floating Rate Fund	834,601	0	50,019	0	536,196	0	0	2,833	131
MainStay Growth Allocation Fund	1,671,414	0	324,637	336,142	320,015	0	245	6,787	4,281
MainStay MacKay California Tax Free Opportunities Fund	1,054,610	0	1,668	0	312,069	1,276	0	0	0
MainStay MacKay High Yield Municipal Bond Fund	6,174,124	0	13,336	0	3,569,007	0	0	0	0
MainStay MacKay New York Tax Free Opportunities Fund	2,068,257	0	1,037	0	557,806	8,689	0	0	0
MainStay MacKay Short Duration High Income Fund	713,304	0	15,338	0	382,658	0	1,311	753	0
MainStay MacKay Total Return Bond Fund	234,618	0	18,378	0	140,619	0	100	1,849	124
MainStay Moderate Allocation Fund	1,672,035	0	263,684	306,399	340,393	0	412	6,286	2,158
MainStay S&P 500 Index Fund	1,934,311	0	149,888	0	0	0	0	0	203
MainStay Short Term Bond Fund	139,940	0	8,441	0	0	0	0	0	124

	YEAR ENDED 10/31/21
	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MainStay WMC Growth Fund	1,632,927	0	252,037	167,959	31,229	0	323	0	0
MainStay WMC International Research Equity Fund	36,021	0	6,966	0	62,197	0	0	0	0
MainStay WMC Small Companies Fund	417,641	0	177,422	148,396	131,527	0	301	2,472	0

For the fiscal year ended October 31, 2023, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class A shares of the Funds:

	YEAR ENDED 10/31/23
CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$21,449	$2,744	$0
MainStay Income Builder Fund	179,044	18,749	13,181
MainStay MacKay Convertible Fund	505,486	75,502	5,365
MainStay MacKay High Yield Corporate Bond Fund	2,156,191	313,934	47,946
MainStay MacKay Strategic Bond Fund	95,600	13,178	9,174
MainStay MacKay Tax Free Bond Fund	164,769	19,141	128,945
MainStay MacKay U.S. Infrastructure Bond Fund	39,565	3,477	3,319
MainStay Money Market Fund	2,927	327	114,852
MainStay Winslow Large Cap Growth Fund	894,293	125,551	8,131
MainStay WMC Enduring Capital Fund	253,361	35,168	7,946
MainStay WMC Value Fund	461,504	64,474	3,923
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$226,031	$22,483	$23,057
MainStay Candriam Emerging Markets Equity Fund	936	140	0
MainStay Conservative Allocation Fund	250,725	23,888	15,281
MainStay Epoch Capital Growth Fund	161,535	22,051	(24)
MainStay Epoch Global Equity Yield Fund	35,918	5,336	3,263
MainStay Epoch International Choice Fund	4,984	749	35
MainStay Epoch U.S. Equity Yield Fund	241,282	33,205	4,073
MainStay Equity Allocation Fund	423,825	38,762	2,790
MainStay Fiera SMID Growth Fund	14	1	0
MainStay Floating Rate Fund	484,326	52,538	166,295
MainStay Growth Allocation Fund	758,725	69,583	3,719
MainStay MacKay California Tax Free Opportunities Fund	46,745	4,360	32,552
MainStay MacKay High Yield Municipal Bond Fund	305,251	35,548	206,107
MainStay MacKay New York Tax Free Opportunities Fund	73,617	6,348	79,501
MainStay MacKay Short Duration High Income Fund	223,849	23,695	24,649
MainStay MacKay Short Term Municipal Fund	17,949	1,748	1,444
MainStay MacKay Strategic Municipal Allocation Fund	4,171	48	1,592
MainStay MacKay Total Return Bond Fund	40,870	5,430	423
MainStay Moderate Allocation Fund	623,915	57,835	7,353
MainStay PineStone Global Equity Fund	83	11	0
MainStay S&P 500 Index Fund	528,348	117,519	6,137
MainStay Short Term Bond Fund	191,893	(2,072)	4,171
MainStay WMC Growth Fund	150,066	20,601	1,702
MainStay WMC International Research Equity Fund	3,613	409	0
MainStay WMC Small Companies Fund	54,117	7,622	383

For the fiscal year ended October 31, 2022, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class A shares of the Funds:

	YEAR ENDED 10/31/22
CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$24,737	$3,377	$649
MainStay Income Builder Fund	394,364	40,251	41,251
MainStay MacKay Convertible Fund	877,039	123,687	11,279
MainStay MacKay High Yield Corporate Bond Fund	3,222,680	459,819	88,658
MainStay MacKay Strategic Bond Fund	97,583	12,257	20,618
MainStay MacKay Tax Free Bond Fund	243,187	30,083	267,363
MainStay MacKay U.S. Infrastructure Bond Fund	21,413	2,615	22,814
MainStay Money Market Fund	10,457	2,227	236,451
MainStay Winslow Large Cap Growth Fund	1,534,245	214,083	18,173
MainStay WMC Enduring Capital Fund	239,842	35,712	1,240
MainStay WMC Value Fund	589,262	80,814	485
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$315,702	$31,837	$16,347
MainStay Candriam Emerging Markets Equity Fund	6,101	1,079	0
MainStay Conservative Allocation Fund	331,283	31,957	22,119
MainStay Epoch Capital Growth Fund	84,931	12,256	525
MainStay Epoch Global Equity Yield Fund	42,157	5,849	6,137
MainStay Epoch International Choice Fund	5,757	793	0
MainStay Epoch U.S. Equity Yield Fund	338,075	48,076	3,240
MainStay Equity Allocation Fund	443,242	39,708	4,511
MainStay Floating Rate Fund	397,711	40,152	3,240
MainStay Growth Allocation Fund	815,913	74,368	7,897
MainStay MacKay California Tax Free Opportunities Fund	58,321	6,631	89,117
MainStay MacKay High Yield Municipal Bond Fund	604,322	76,339	640,562
MainStay MacKay New York Tax Free Opportunities Fund	42,280	6,019	190,393
MainStay MacKay Short Duration High Income Fund	190,656	20,357	39,612
MainStay MacKay Total Return Bond Fund	79,812	11,494	(1,325)
MainStay Moderate Allocation Fund	778,025	73,134	9,942
MainStay S&P 500 Index Fund	600,137	137,913	4,316
MainStay Short Term Bond Fund	168,557	938	13,037
MainStay WMC Growth Fund	191,400	26,828	1,183
MainStay WMC International Research Equity Fund	10,173	1,567	0
MainStay WMC Small Companies Fund	89,998	12,698	(1,523)

For the fiscal year ended October 31, 2021, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class A shares of the Funds:

	YEAR ENDED 10/31/21
CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$70,858	$9,011	$1,506
MainStay Income Builder Fund	552,758	54,795	28,972
MainStay MacKay Convertible Fund	1,376,746	197,450	9,321
MainStay MacKay High Yield Corporate Bond Fund	5,013,857	746,900	27,010
MainStay MacKay Strategic Bond Fund	198,916	28,957	2,546
MainStay MacKay Tax Free Bond Fund	592,763	77,571	234,999
MainStay MacKay U.S. Infrastructure Bond Fund	37,608	5,033	32,740
MainStay Money Market Fund	0	0	168,925
MainStay Winslow Large Cap Growth Fund	2,217,668	311,819	(6,450)
MainStay WMC Enduring Capital Fund	185,614	26,586	463
MainStay WMC Value Fund	182,724	25,513	1,183
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$251,756	$25,376	$5,241
MainStay Candriam Emerging Markets Equity Fund	7,159	1,048	147
MainStay Conservative Allocation Fund	397,959	38,627	7,367
MainStay Epoch Capital Growth Fund	103,358	15,146	601
MainStay Epoch Global Equity Yield Fund	76,343	10,858	1,359
MainStay Epoch International Choice Fund	13,056	2,110	0
MainStay Epoch U.S. Equity Yield Fund	365,207	52,415	4,985
MainStay Equity Allocation Fund	435,113	39,566	4,511
MainStay Floating Rate Fund	335,347	37,461	38,615
MainStay Growth Allocation Fund	803,765	73,022	3,547
MainStay MacKay California Tax Free Opportunities Fund	120,653	10,607	68,663
MainStay MacKay High Yield Municipal Bond Fund	1,217,111	159,120	226,257
MainStay MacKay New York Tax Free Opportunities Fund	128,269	16,597	123,142
MainStay MacKay Short Duration High Income Fund	249,227	22,822	68,212
MainStay MacKay Total Return Bond Fund	203,449	30,296	10,959
MainStay Moderate Allocation Fund	769,118	71,712	9,089
MainStay S&P 500 Index Fund	657,311	154,861	14,195
MainStay Short Term Bond Fund	269,723	1,546	17,981
MainStay WMC Growth Fund	252,872	36,385	707
MainStay WMC International Research Equity Fund	16,313	2,496	0
MainStay WMC Small Companies Fund	190,555	27,710	13,786

For the fiscal year ended October 31, 2023, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Investor Class shares of the Funds:

	YEAR ENDED 10/31/23
INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$3,609	$505	$0
MainStay Income Builder Fund	27,393	2,827	0
MainStay MacKay Convertible Fund	41,699	6,165	0
MainStay MacKay High Yield Corporate Bond Fund	123,587	17,446	0
MainStay MacKay Strategic Bond Fund	5,250	725	0
MainStay MacKay Tax Free Bond Fund	2,906	324	0
MainStay MacKay U.S. Infrastructure Bond Fund	3,929	387	4
MainStay Money Market Fund	0	0	41
MainStay Winslow Large Cap Growth Fund	130,850	19,482	0
MainStay WMC Enduring Capital Fund	26,465	3,918	0
MainStay WMC Value Fund	37,117	5,486	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$28,718	$3,082	$5
MainStay Candriam Emerging Markets Equity Fund	477	71	0
MainStay Conservative Allocation Fund	75,110	7,421	0
MainStay Epoch Capital Growth Fund	1,659	249	0
MainStay Epoch Global Equity Yield Fund	3,308	505	0
MainStay Epoch International Choice Fund	3,038	465	0
MainStay Epoch U.S. Equity Yield Fund	36,524	5,396	(40)
MainStay Equity Allocation Fund	147,067	14,794	0
MainStay Floating Rate Fund	12,320	1,272	8
MainStay Growth Allocation Fund	245,832	25,011	63
MainStay MacKay California Tax Free Opportunities Fund	722	71	0
MainStay MacKay High Yield Municipal Bond Fund	9,605	1,473	7
MainStay MacKay New York Tax Free Opportunities Fund	32	3	0
MainStay MacKay Short Duration High Income Fund	4,394	508	0
MainStay MacKay Short Term Municipal Fund	82	8	0
MainStay MacKay Strategic Municipal Allocation Fund	441	50	0
MainStay MacKay Total Return Bond Fund	5,081	674	0
MainStay Moderate Allocation Fund	248,629	24,614	32
MainStay S&P 500 Index Fund	31,703	8,309	826
MainStay Short Term Bond Fund	811	88	0
MainStay WMC Growth Fund	30,344	4,563	0
MainStay WMC International Research Equity Fund	1,269	175	0
MainStay WMC Small Companies Fund	26,579	3,966	0

For the fiscal year ended October 31, 2022, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Investor Class shares of the Funds:

	YEAR ENDED 10/31/22
INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$5,921	$800	$0
MainStay Income Builder Fund	43,791	4,710	9
MainStay MacKay Convertible Fund	62,779	9,429	0
MainStay MacKay High Yield Corporate Bond Fund	174,633	23,777	0
MainStay MacKay Strategic Bond Fund	15,314	2,366	0
MainStay MacKay Tax Free Bond Fund	12,439	1,623	24
MainStay MacKay U.S. Infrastructure Bond Fund	9,373	1,205	9
MainStay Money Market Fund	0	0	12
MainStay Winslow Large Cap Growth Fund	178,812	26,790	0
MainStay WMC Enduring Capital Fund	39,577	5,824	0
MainStay WMC Value Fund	51,289	7,575	0
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$39,038	$4,003	$8
MainStay Candriam Emerging Markets Equity Fund	606	89	0
MainStay Conservative Allocation Fund	98,040	9,957	0
MainStay Epoch Capital Growth Fund	2,493	401	0
MainStay Epoch Global Equity Yield Fund	4,264	611	15
MainStay Epoch International Choice Fund	7,725	1,216	0
MainStay Epoch U.S. Equity Yield Fund	49,263	7,280	57
MainStay Equity Allocation Fund	192,627	19,488	1
MainStay Floating Rate Fund	15,350	1,583	29
MainStay Growth Allocation Fund	307,333	30,838	22
MainStay MacKay California Tax Free Opportunities Fund	1,917	230	59
MainStay MacKay High Yield Municipal Bond Fund	1,945	2,340	4
MainStay MacKay New York Tax Free Opportunities Fund	968	125	0
MainStay MacKay Short Duration High Income Fund	4,859	538	0
MainStay MacKay Total Return Bond Fund	5,340	709	0
MainStay Moderate Allocation Fund	326,767	32,928	34
MainStay S&P 500 Index Fund	44,022	11,428	80
MainStay Short Term Bond Fund	1,079	71	0
MainStay WMC Growth Fund	38,155	5,703	0
MainStay WMC International Research Equity Fund	1,815	275	71
MainStay WMC Small Companies Fund	34,945	5,175	0

For the fiscal year ended October 31, 2021, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Investor Class shares of the Funds:

	YEAR ENDED 10/31/21
INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$8,242	$1,130	$0
MainStay Income Builder Fund	63,993	6,796	8
MainStay MacKay Convertible Fund	107,967	16,421	0
MainStay MacKay High Yield Corporate Bond Fund	271,047	39,304	63
MainStay MacKay Strategic Bond Fund	17,290	2,400	0
MainStay MacKay Tax Free Bond Fund	17,091	2,356	750
MainStay MacKay U.S. Infrastructure Bond Fund	11,242	1,531	36
MainStay Money Market Fund	0	0	122
MainStay Winslow Large Cap Growth Fund	265,685	39,747	0
MainStay WMC Enduring Capital Fund	42,242	6,268	0
MainStay WMC Value Fund	69,519	10,357	1
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$51,367	$5,505	$76
MainStay Candriam Emerging Markets Equity Fund	1,264	187	0
MainStay Conservative Allocation Fund	131,187	13,478	10
MainStay Epoch Capital Growth Fund	4,326	653	0
MainStay Epoch Global Equity Yield Fund	4,322	682	0
MainStay Epoch International Choice Fund	7,264	1,167	0
MainStay Epoch U.S. Equity Yield Fund	75,869	11,185	193
MainStay Equity Allocation Fund	283,994	28,756	1
MainStay Floating Rate Fund	17,820	1,802	79
MainStay Growth Allocation Fund	433,450	43,525	32
MainStay MacKay California Tax Free Opportunities Fund	6,519	825	0
MainStay MacKay High Yield Municipal Bond Fund	15,709	1,996	0
MainStay MacKay New York Tax Free Opportunities Fund	601	75	0
MainStay MacKay Short Duration High Income Fund	9,002	878	0
MainStay MacKay Total Return Bond Fund	12,811	1,721	42
MainStay Moderate Allocation Fund	439,559	44,297	111
MainStay S&P 500 Index Fund	2,010	6	22
MainStay Short Term Bond Fund	66,642	17,616	1
MainStay WMC Growth Fund	62,292	9,942	0
MainStay WMC International Research Equity Fund	3,805	584	0
MainStay WMC Small Companies Fund	56,961	8,463	0

For the fiscal years ended October 31, 2023, October 31, 2022 and October 31, 2021, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class B shares of the Funds:

CLASS B SHARES	FOR THE YEAR ENDED 10/31/23	FOR THE YEAR ENDED 10/31/22	FOR THE YEAR ENDED 10/31/21
MAINSTAY FUNDS
MainStay Income Builder Fund	$276	$2,795	$6,100
MainStay MacKay Convertible Fund	516	1,237	2,567
MainStay MacKay High Yield Corporate Bond Fund	387	2,087	15,453
MainStay MacKay Tax Free Bond Fund	0	2,370	5,503
MainStay Money Market Fund	14,201	14,964	23,884
MainStay Winslow Large Cap Growth Fund	111	1,310	6,331
MainStay WMC Enduring Capital Fund	3	284	1,206
MainStay WMC Value Fund	19	5	492
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$27	$971	$1,353
MainStay Conservative Allocation Fund	34	31,720	6,908
MainStay Epoch U.S. Equity Yield Fund	35	1,566	1,696
MainStay Equity Allocation Fund	112	(1,078)	13,486
MainStay Growth Allocation Fund	77	3,142	7,596
MainStay Moderate Allocation Fund	95	3,516	6,598
MainStay WMC Growth Fund	74	596	2,057
MainStay WMC Small Companies Fund	125	421	1,399

For the fiscal years ended October 31, 2023, October 31, 2022 and October 31, 2021, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class C shares of the Funds:

CLASS C SHARES	FOR THE YEAR ENDED 10/31/23	FOR THE YEAR ENDED 10/31/22	FOR THE YEAR ENDED 10/31/21
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$0	$26	$(90)
MainStay Income Builder Fund	1,531	7,548	6,539
MainStay MacKay Convertible Fund	4,912	8,299	1,970
MainStay MacKay High Yield Corporate Bond Fund	4,073	11,347	15,704
MainStay MacKay Strategic Bond Fund	417	907	1,255
MainStay MacKay Tax Free Bond Fund	11,953	16,700	24,822
MainStay MacKay U.S. Infrastructure Bond Fund	617	(563)	4,616
MainStay Money Market Fund	12,113	4,201	9,463
MainStay Winslow Large Cap Growth Fund	1,985	4,191	6,328
MainStay WMC Enduring Capital Fund	239	1,654	311
MainStay WMC Value Fund	2,463	5,200	188
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$1,233	$1,340	$1,403
MainStay Conservative Allocation Fund	878	1,614	1,168
MainStay Epoch Capital Growth Fund	140	142	0
MainStay Epoch Global Equity Yield Fund	261	29	795
MainStay Epoch International Choice Fund	0	8	0
MainStay Epoch U.S. Equity Yield Fund	887	623	1,040
MainStay Equity Allocation Fund	677	600	1,233
MainStay Floating Rate Fund	7,948	14,414	5,028
MainStay Growth Allocation Fund	1,544	1,963	2,545
MainStay MacKay California Tax Free Opportunities Fund	819	7,212	7,677
MainStay MacKay High Yield Municipal Bond Fund	78,999	30,708	22,620
MainStay MacKay New York Tax Free Opportunities Fund	6,452	7,964	9,692
MainStay MacKay Short Duration High Income Fund	7,380	14,449	13,756
MainStay MacKay Strategic Municipal Allocation Fund	1,371	0	0
MainStay MacKay Total Return Bond Fund	82	830	535
MainStay Moderate Allocation Fund	1,918	2,465	1,279
MainStay WMC Growth Fund	143	88	153
MainStay WMC International Research Equity Fund	0	23	120
MainStay WMC Small Companies Fund	67	547	210

For the fiscal year ended October 31, 2023, October 31, 2022, and October 31, 2021, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for Class C2 shares of the Funds:

CLASS C2 SHARES	FOR THE YEAR ENDED 10/31/23	FOR THE YEAR ENDED 10/31/22	FOR THE YEAR ENDED 10/31/21
MAINSTAY FUNDS
MainStay MacKay Tax Free Bond Fund	$0	$917	$280
MAINSTAY FUNDS TRUST
MainStay MacKay New York Tax Free Opportunities Fund	$0	$0	$90

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class A shares of each Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND

MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$2,155	$136	$58,778	$59,230	$69,773	$25,835	$215,907
MainStay Income Builder Fund	1,868	90	103,557	981,031	808,868	135,105	2,030,519
MainStay MacKay Convertible Fund	2,849	145	129,109	1,022,436	1,005,883	169,566	2,329,988
MainStay MacKay High Yield Corporate Bond Fund	35,876	2,083	1,149,263	5,427,106	3,465,191	900,062	10,979,581
MainStay MacKay Strategic Bond Fund	1,269	73	47,575	190,940	286,085	68,524	594,467
MainStay MacKay Tax Free Bond Fund	32,225	2,001	931,404	657,219	3,912,477	500,137	6,035,463
MainStay MacKay U.S. Infrastructure Bond Fund	1,689	101	48,640	106,060	204,061	29,478	390,029
MainStay Money Market Fund	23,668	1,020	526,931	0	0	155,015	706,634
MainStay Winslow Large Cap Growth Fund	6,898	379	268,923	1,392,789	1,822,466	305,402	3,796,858
MainStay WMC Enduring Capital Fund	1,071	52	42,911	306,229	396,028	47,543	793,833
MainStay WMC Value Fund	1,884	87	89,699	880,366	671,867	110,422	1,754,325

MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$2,653	$116	$88,161	$637,136	$502,972	$78,143	$1,309,182
MainStay Candriam Emerging Markets Equity Fund	5	0	325	2,686	2,477	5,725	11,219
MainStay Conservative Allocation Fund	1,403	61	60,820	834,726	202,714	67,200	1,166,924
MainStay Epoch Capital Growth Fund	1,008	53	25,774	60,405	143,868	15,460	246,569
MainStay Epoch Global Equity Yield Fund	257	14	17,560	61,005	258,694	30,484	368,013
MainStay Epoch International Choice Fund	200	12	7,579	20,622	49,694	11,452	89,560
MainStay Epoch U.S. Equity Yield Fund	936	44	65,858	805,456	533,912	94,775	1,500,981
MainStay Equity Allocation Fund	2,184	93	75,234	949,374	174,675	67,872	1,269,432
MainStay Fiera SMID Growth Fund	49	3	1,230	27	25	319	1,653

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MainStay Floating Rate Fund	16,928	855	428,337	1,005,615	1,433,456	182,750	3,067,941
MainStay Growth Allocation Fund	3,605	153	133,477	1,870,769	279,779	125,793	2,413,576
MainStay MacKay California Tax Free Opportunities Fund	16,910	1,050	460,457	129,967	1,235,507	228,606	2,072,497
MainStay MacKay High Yield Municipal Bond Fund	41,082	2,500	1,178,531	805,588	4,801,745	733,548	7,562,993
MainStay MacKay New York Tax Free Opportunities Fund	23,451	1,473	656,682	46,117	2,834,677	380,449	3,942,848
MainStay MacKay Short Duration High Income Fund	7,373	397	199,369	376,398	888,749	106,698	1,578,982
MainStay MacKay Short Term Municipal Fund	1,056	65	41,048	0	342,586	35,745	454,370
MainStay MacKay Strategic Municipal Allocation Fund	2,214	139	57,327	4,155	189,232	17,809	270,877
MainStay MacKay Total Return Bond Fund	260	13	10,892	72,400	87,474	16,089	187,128
MainStay Moderate Allocation Fund	3,160	134	124,159	1,779,089	273,988	123,264	2,303,794
MainStay PineStone Global Equity Fund	22	1	651	0	650	930	2,253
MainStay PineStone International Equity Fund	251	17	9,134	99,037	65,324	11,054	184,817
MainStay PineStone U.S. Equity Fund	101	3	468	144	0	148	864
MainStay S&P 500 Index Fund	5,518	241	191,339	1,127,221	1,013,053	178,229	2,515,601
MainStay Short Term Bond Fund	3,011	128	66,322	142,862	205,933	19,360	437,617
MainStay WMC Growth Fund	531	24	57,257	1,013,509	275,071	92,786	1,439,178
MainStay WMC International Research Equity Fund	20	1	1,526	7,786	21,696	8,073	39,102
MainStay WMC Small Companies Fund	211	10	16,347	210,653	124,993	29,288	381,501

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class A2 shares of MainStay MacKay Strategic Municipal Allocation Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND

MAINSTAY FUNDS TRUST
MainStay MacKay Short Term Municipal Fund	$180	$11	$7,253	$0	$66,989	$5,686	$80,119

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Investor Class shares of each Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND

MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$9	$0	$1,051	$23,485	$545	$1,531	$26,622
MainStay Income Builder Fund	142	7	8,898	166,176	5,971	10,815	192,008
MainStay MacKay Convertible Fund	91	4	5,878	130,845	2,971	7,351	147,140
MainStay MacKay High Yield Corporate Bond Fund	421	20	20,040	359,548	16,364	20,896	417,289
MainStay MacKay Strategic Bond Fund	19	1	1,713	35,964	1,611	2,372	41,678
MainStay MacKay Tax Free Bond Fund	16	1	974	18,105	887	1,188	21,170
MainStay MacKay U.S. Infrastructure Bond Fund	33	1	2,010	37,123	1,507	2,434	43,109
MainStay Money Market Fund	539	23	12,675	0	0	4,837	18,074
MainStay Winslow Large Cap Growth Fund	360	17	13,942	223,334	24,844	12,255	274,752
MainStay WMC Enduring Capital Fund	59	3	3,418	74,856	2,371	4,071	84,776
MainStay WMC Value Fund	85	4	6,944	147,617	6,090	9,393	170,133
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$123	$5	$6,286	$115,890	$3,434	$7,007	$132,745
MainStay Candriam Emerging Markets Equity Fund	1	0	50	951	55	46	1,104
MainStay Conservative Allocation Fund	293	12	9,148	140,823	1,522	6,571	158,369
MainStay Epoch Capital Growth Fund	246	15	6,323	4,397	18,869	1,562	31,412
MainStay Epoch Global Equity Yield Fund	67	4	2,471	13,713	9,955	1,770	27,980
MainStay Epoch International Choice Fund	8	0	579	12,721	299	746	14,354
MainStay Epoch U.S. Equity Yield Fund	83	4	8,631	196,456	7,482	12,374	225,030
MainStay Equity Allocation Fund	628	26	18,372	250,718	4,186	11,981	285,911
MainStay Floating Rate Fund	87	4	3,548	54,146	2,617	3,367	63,768
MainStay Growth Allocation Fund	949	40	28,800	430,092	6,506	19,898	486,286

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MainStay MacKay California Tax Free Opportunities Fund	3	0	110	1,747	8	92	1,960
MainStay MacKay High Yield Municipal Bond Fund	56	2	1,529	17,272	793	866	20,518
MainStay MacKay New York Tax Free Opportunities Fund	7	0	199	614	125	92	1,037
MainStay MacKay Short Duration High Income Fund	28	1	1,110	15,939	1,116	1,004	19,198
MainStay MacKay Short Term Municipal Fund	21	1	562	0	54	286	4,385
MainStay MacKay Strategic Municipal Allocation Fund	0	0	12	43	111	4	170
MainStay MacKay Total Return Bond Fund	14	1	717	15,047	301	812	16,891
MainStay Moderate Allocation Fund	958	40	27,490	401,071	4,494	17,328	451,381
MainStay PineStone International Equity Fund	36	2	1,663	45,538	1,567	1,749	50,555
MainStay S&P 500 Index Fund	432	20	13,473	114,543	3,750	9,105	141,323
MainStay Short Term Bond Fund	25	1	545	5,918	29	98	6,616
MainStay WMC Growth Fund	67	3	7,458	173,651	6,887	10,875	198,940
MainStay WMC International Research Equity Fund	3	0	244	5,109	308	312	5,977
MainStay WMC Small Companies Fund	62	3	4,458	97,268	3,696	5,787	111,273

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class B shares of each Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Income Builder Fund	$1	$0	$662	$8,976	$6,808	$1,219	$17,666
MainStay MacKay Convertible Fund	0	0	418	6,768	4,245	747	12,179
MainStay MacKay High Yield Corporate Bond Fund	7	0	1,134	14,488	9,673	1,902	27,204
MainStay MacKay Tax Free Bond Fund	0	0	270	937	5,828	476	7,511
MainStay Money Market Fund	0	0	2,172	0	0	3,816	5,988
MainStay Winslow Large Cap Growth Fund	0	0	764	11,450	4,125	1,463	17,802
MainStay WMC Enduring Capital Fund	0	0	219	4,336	986	383	5,925
MainStay WMC Value Fund	0	0	607	11,946	1,592	1,101	15,246
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$0	$0	$424	$7,780	$2,928	$763	$11,897
MainStay Conservative Allocation Fund	0	0	437	9,867	1,202	796	12,302
MainStay Epoch U.S. Equity Yield Fund	0	0	368	8,248	1,062	650	10,327
MainStay Equity Allocation Fund	0	0	805	16,937	2,051	1,448	21,241
MainStay Growth Allocation Fund	0	0	1,300	28,960	2,418	2,303	34,980
MainStay Moderate Allocation Fund	0	0	1,121	25,682	2,009	1,990	30,802
MainStay WMC Growth Fund	0	0	569	12,679	1,768	1,022	16,038
MainStay WMC Small Companies Fund	0	0	140	2,669	805	297	3,912

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class C shares of each Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$4	$0	$200	$3,324	$7,149	$212	$10,889
MainStay Income Builder Fund	216	13	11,640	47,885	598,179	13,167	671,101
MainStay MacKay Convertible Fund	460	29	14,924	32,542	306,498	9,186	363,639
MainStay MacKay High Yield Corporate Bond Fund	531	32	24,210	276,998	843,399	23,700	1,168,870
MainStay MacKay Strategic Bond Fund	96	6	3,936	18,369	137,214	3,394	163,014
MainStay MacKay Tax Free Bond Fund	1,741	110	55,412	27,944	631,459	30,847	747,511
MainStay MacKay U.S. Infrastructure Bond Fund	195	12	5,444	7,241	53,854	2,413	69,159
MainStay Money Market Fund	224	11	6,537	0	0	3,688	10,460
MainStay Winslow Large Cap Growth Fund	257	16	10,461	61,021	281,741	8,895	362,391
MainStay WMC Enduring Capital Fund	78	5	3,883	22,106	174,694	4,168	204,934
MainStay WMC Value Fund	569	36	15,731	19,859	110,908	5,655	152,757
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$81	$5	$3,269	$36,675	$100,774	$2,931	$143,734
MainStay Candriam Emerging Markets Equity Fund	1	0	21	895	76	18	1,011
MainStay Conservative Allocation Fund	66	3	2,870	109,145	40,995	2,887	155,965
MainStay Epoch Capital Growth Fund	52	3	1,412	1,859	10,091	471	13,887
MainStay Epoch Global Equity Yield Fund	49	3	2,488	4,618	123,074	2,631	132,864
MainStay Epoch International Choice Fund	1	0	44	1,260	1,590	61	2,956
MainStay Epoch U.S. Equity Yield Fund	35	2	1,774	19,477	73,899	2,018	97,206
MainStay Equity Allocation Fund	62	3	2,261	62,407	25,521	1,874	92,127
MainStay Fiera SMID Growth Fund	1	0	23	0	65	9	98

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MainStay Floating Rate Fund	709	44	22,517	49,581	416,879	12,614	502,343
MainStay Growth Allocation Fund	119	6	4,267	130,342	40,781	3,548	179,062
MainStay MacKay California Tax Free Opportunities Fund	452	29	67,955	3,355	179,548	101,170	352,507
MainStay MacKay High Yield Municipal Bond Fund	2,246	142	74,313	40,737	1,767,894	45,145	1,930,477
MainStay MacKay New York Tax Free Opportunities Fund	1,037	66	32,902	626	393,093	17,824	445,547
MainStay MacKay Short Duration High Income Fund	1,148	73	31,551	18,003	292,982	10,934	354,689
MainStay MacKay Strategic Municipal Allocation Fund	173	11	4,511	43	18,134	1,207	24,191
MainStay MacKay Total Return Bond Fund	10	1	617	10,386	28,229	824	40,067
MainStay Moderate Allocation Fund	118	5	4,101	131,687	32,402	3,338	171,650
MainStay PineStone Global Equity Fund	0	0	2	0	0	4	6
MainStay PineStone International Equity Fund	1	0	118	4,785	5,048	115	10,067
MainStay PineStone U.S. Equity Fund	3	0	17	0	0	8	29
MainStay WMC Growth Fund	17	1	4,510	8,210	7,563	7,301	27,601
MainStay WMC International Research Equity Fund	11	1	460	1,818	18,339	431	21,059
MainStay WMC Small Companies Fund	8	0	344	6,545	11,056	391	18,344

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class C2 shares of each Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay MacKay Tax Free Bond Fund	$359	$23	$9,555	$0	$38,120	$2,802	$50,859
MAINSTAY FUNDS TRUST
MainStay MacKay California Tax Free Opportunities Fund	$254	$16	$6,569	$0	$17,274	$1,650	$25,763
MainStay MacKay New York Tax Free Opportunities Fund	38	2	1,121	0	10,725	483	12,369
MainStay MacKay Strategic Municipal Allocation Fund	9	1	231	0	283	63	587

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class R2 shares of each Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay MacKay High Yield Corporate Bond Fund	$175	$11	$5,033	$497	$15,956	$2,073	$23,744
MainStay Winslow Large Cap Growth Fund	1,832	116	56,741	0	248,279	51,592	358,560

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class R3 shares of each Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay MacKay High Yield Corporate Bond Fund	$142	$8	$3,632	$8,522	$10,966	$1,278	$24,548
MainStay Winslow Large Cap Growth Fund	750	44	21,728	6,744	178,034	12,432	219,733

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended October 31, 2023, it is estimated that the following amounts were spent for distribution-related activities with respect to the SIMPLE Class shares of each Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS
MainStay Income Builder Fund	$0	$0	$13	$50	$0	$8	$72
MainStay MacKay High Yield Corporate Bond Fund	0	0	11	82	0	8	102
MainStay Money Market Fund	6	0	131	0	0	49	186
MainStay Winslow Large Cap Growth Fund	6	0	154	1,387	0	71	1,618
MAINSTAY FUNDS TRUST
MainStay Conservative Allocation Fund	$110	$5	$2,409	$8,352	$607	$669	$12,153
MainStay Epoch International Choice Fund	0	0	11	47	0	7	66
MainStay Epoch U.S. Equity Yield Fund	2	0	41	274	0	20	337
MainStay Equity Allocation Fund	159	7	3,403	10,670	11	880	15,129
MainStay Floating Rate Fund	6	0	126	283	0	33	448
MainStay Growth Allocation Fund	242	10	5,276	20,415	41	1,480	27,465
MainStay MacKay Total Return Bond Fund	0	0	2	0	0	4	6
MainStay Moderate Allocation Fund	365	15	7,838	25,102	353	2,047	35,719
MainStay S&P 500 Index Fund	13	1	293	1,358	9	93	1,767
MainStay Short Term Bond Fund	1	0	24	75	0	10	110

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

Distribution Related Fees and Expenses for MainStay Cushing MLP Premier Fund

For the fiscal years ended November 30, 2022, November 30, 2021 and November 30, 2020, the MainStay Cushing MLP Premier Fund paid the following distribution and/or service fees pursuant to the Investor Class, Class A and Class C Plans:

	YEAR ENDED 11/30/22

	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$620,186	$0	$0	$0	$1,504,077	$0	$0	$0	$0

	YEAR ENDED 11/30/21

	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$536,091	$0	$0	$0	$1,452,320	$0	$0	$0	$0

	YEAR ENDED 11/30/20

	AMOUNT OF FEE PURSUANT TO CLASS A PLAN	AMOUNT OF FEE PURSUANT TO CLASS A2 PLAN	AMOUNT OF FEE PURSUANT TO INVESTOR CLASS PLAN	AMOUNT OF FEE PURSUANT TO CLASS B PLAN	AMOUNT OF FEE PURSUANT TO CLASS C PLAN	AMOUNT OF FEE PURSUANT TO CLASS C2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R2 PLAN	AMOUNT OF FEE PURSUANT TO CLASS R3 PLAN	AMOUNT OF FEE PURSUANT TO SIMPLE CLASS PLAN
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$459,428	$0	$0	$0	$1,771,012	$0	$0	$0	$0

For the fiscal year ended November 30, 2022, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for the MainStay Cushing MLP Premier Fund, as follows:

	YEAR ENDED 11/30/22

CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$544,322	$76,653	$1,233

	YEAR ENDED 11/30/22

INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$3,882	$583	$0

	YEAR ENDED 11/30/22

CLASS C SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$0	$0	$5,786

For the fiscal year ended November 30, 2021, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for the MainStay Cushing MLP Premier Fund, as follows:

	YEAR ENDED 11/30/21

CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$545,283	$74,014	$10,250

	YEAR ENDED 11/30/21

INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$3,069	$465	$0

	YEAR ENDED 11/30/21

CLASS C SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$0	$0	$6,323

For the fiscal year ended November 30, 2020, the Distributor received in total and retained the following amounts of sales charges, including CDSCs, for the MainStay Cushing MLP Premier Fund, as follows:

	YEAR ENDED 11/30/20

CLASS A SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$265,386	$35,671	$128,932

	YEAR ENDED 11/30/20

INVESTOR SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$8,368	$1,160	$0

	YEAR ENDED 11/30/20

CLASS C SHARES	INITIAL SALES CHARGE COLLECTED	INITIAL SALES CHARGE RETAINED BY DISTRIBUTOR	CDSC RECEIVED BY DISTRIBUTOR
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$0	$0	$26,498

For the fiscal year ended November 30, 2022, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class A shares of the MainStay Cushing MLP Premier Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$1,744	$40	$69,347	$53,091	$949,527	$50,703	$1,124,452

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended November 30, 2022, it is estimated that the following amounts were spent for distribution-related activities with respect to the Investor Class shares of the MainStay Cushing MLP Premier Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$1,352	$34	$55,070	$27	$1,388,022	$25,785	$1,470,290

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

For the fiscal year ended November 30, 2022, it is estimated that the following amounts were spent for distribution-related activities with respect to the Class C shares of the MainStay Cushing MLP Premier Fund:

	SALES MATERIAL AND ADVERTISING	PRINTING AND MAILING PROSPECTUSES TO OTHER THAN CURRENT SHAREHOLDERS	COMPENSATION TO DISTRIBUTION PERSONNEL	COMPENSATION TO SALES PERSONNEL	COMPENSATION TO BROKER DEALERS	OTHER[1]	APPROXIMATE TOTAL AMOUNT SPENT BY NYLIFE DISTRIBUTION WITH RESPECT TO FUND
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$7	$0	$286	$2,894	$1,149	$218	$4,554

1.

May include telephone and other communications expenses, certain legal expenses and overhead expenses, among others. Costs are allocated proportionately either based on Fund share sales or Fund assets.

Shareholder Services Plans; Service Fees

The Board has adopted separate shareholder services plans with respect to the Class R1, Class R2 and Class R3 shares of the Funds (each a “Services Plan”). Only certain Funds currently offer Class R1, Class R2 and Class R3 shares. Under the terms of the Services Plans, each Fund is authorized to pay to New York Life Investments, its affiliates or independent third-party service providers as compensation for services rendered by New York Life Investments to shareholders of the Class R1, Class R2 and Class R3 shares, in connection with the administration of plans or programs that use Fund shares as their funding medium a shareholder servicing fee at the rate of 0.10% on an annualized basis of the average daily net assets of the Class R1, Class R2 and Class R3 shares.

Each Services Plan provides that it may not take effect until approved by vote of a majority of both (i) the Board and (ii) the Independent Trustees. Each Services Plan provides that it shall continue in effect so long as such continuance is specifically approved at least annually by the Board and the Independent Trustees.

Each Services Plan provides that it may not be amended to materially increase the costs that holders of Class R1, Class R2 and Class R3 shares of a Fund may bear under the Services Plan without the approval of a majority of both (i) the Board and (ii) the Independent Trustees, cast at a meeting called for the purpose of voting on such amendments.

Each Services Plan provides that the Manager shall provide to the Board, and the Board shall review at least quarterly, a written report of the amounts expended in connection with the performance of service activities, and the purposes for which such expenditures were made. Services provided under the Services Plan include maintaining separate records for each contract owner, disbursing or crediting to shareholders all proceeds of redemptions of shares of the Funds and all dividends and other distributions not reinvested in shares of the Funds, preparing and transmitting to shareholders periodic statements, as required by law, supporting and responding to service inquiries from shareholders, and maintaining and preserving all records required by law to be maintained and preserved in connection with providing the services for shareholders.

PROXY VOTING POLICIES AND PROCEDURES

It is the policy of the Funds that proxies received by the Funds are voted in the best interests of the Funds’ shareholders. The Board has adopted Proxy Voting Policies and Procedures for the Funds that delegate responsibility for voting proxies received relating to the Funds’ portfolio securities to New York Life Investments, subject to the oversight of the Board. The Manager has adopted its own Proxy Voting Policies and Procedures in order to assure that proxies voted on behalf of the Funds are voted in the best interests of the Funds and their shareholders. Where a Fund has retained the services of a Subadvisor to provide day-to-day portfolio management for the Fund, the Manager may delegate proxy voting authority to the Subadvisor; provided that, as specified in the Manager’s Proxy Voting Policies and Procedures, the Subadvisor either (1) follows the Manager’s Proxy Voting Policy and the Funds’ Procedures; or (2) has demonstrated that its proxy voting policies and procedures are consistent with the Manager’s Proxy Voting Policies and Procedures or are otherwise implemented in the best interests of the Manager’s clients and appear to comply with governing regulations. The Funds may revoke all or part of this delegation (to the Manager and/or Subadvisors as applicable) at any time by a vote of the Board. In voting proxies, the Manager and Subadvisors may take into account long-term economic value in evaluating issues relating to items such as corporate governance, including structures and practices, accountability and transparency, the nature of long-term business plans, including sustainability polices and practices to address environmental and social factors that are likely to have an impact on shareholder value, and other non-financial measures of corporate performance.

Conflicts of Interest. When a proxy presents a conflict of interest, such as when the Manager has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and the Manager or an affiliated entity of the Manager, both the Funds’ and the Manager’s proxy voting policies and procedures mandate that the Manager follow an alternative voting procedure rather than voting proxies in its sole discretion. In these cases, the Manager may: (1) cause the proxies to be voted in accordance with the recommendations of an independent service provider; (2) notify the Funds’ Board or a designated committee of the Manager, or a representative of either of the conflict of interest and seek a waiver of the conflict to permit the Manager to vote the proxies as it deems appropriate and in the best interest of Fund shareholders, under its usual policy; or (3) forward the proxies to the Funds’ Board, or a designated committee of the Manager, so that the Board or the committee may vote the proxies itself. In the case of proxies received in connection with a fund of funds structure, whereby the Manager, on behalf of a Fund, receives proxies in its capacity as a shareholder in an Affiliated Underlying Fund, the Manager may vote in accordance with its predetermined or custom voting guidelines, if applicable. If there is no relevant predetermined guideline, the Manager will vote in accordance with the recommendation of its independent service provider, Institutional Shareholder Services Inc. (“ISS”). If ISS does not provide a recommendation, the Manager then may address the conflict by “echoing” or “mirroring” the vote of the other shareholders in the Affiliated Underlying Fund.

In the case of proxies received in connection with a fund of funds structure, whereby the Manager, on behalf of a Fund, receives proxies in its capacity as a shareholder in an Unaffiliated Underlying Fund, where the Fund relies on Section 12(d)(1)(F) of the 1940 Act, the Fund will either seek instructions from its shareholders as to how to vote shares of the Unaffiliated Underlying Fund, or vote the shares in the same proportion as the vote of all other shareholders of the acquired fund or “echoing” or “mirroring” the vote of the other shareholders in the Unaffiliated Underlying Fund.

As part of their delegation of proxy voting responsibility to the Manager, the Funds also delegated to the Manager responsibility for resolving conflicts of interest based on the use of acceptable alternative voting procedures, as described above. If the Manager chooses to override a voting recommendation made by ISS, the Manager’s compliance department will review the override prior to voting to determine the existence of any potential conflicts of interest. If the compliance department determines a material conflict may exist, the issue is referred to the Manager’s Proxy Voting Committee who will consider the facts and circumstances and determine whether to allow the override or take other action, such as the alternative voting procedures just mentioned.

Manager’s Proxy Voting Guidelines. The Manager has selected ISS to assist it in researching and voting proxies. ISS provides research and analytical services, operational implementation and recordkeeping and reporting services to research each proxy and provide a recommendation to the Manager as to how to vote on each issue.

The Manager has adopted ISS’s Sustainability proxy voting guidelines with respect to recurring issues (“Guidelines”). These Guidelines are reviewed at least annually by the Manager’s Proxy Voting Committee and revised when the

Proxy Voting Committee determines that a change is appropriate. These Guidelines are meant to convey the Manager’s general approach to voting decisions on certain issues. Nevertheless, the Manager’s portfolio managers maintain responsibility for reviewing all proxies individually and making final decisions based on the merits of each case.

The Funds’ portfolio managers (or other designated personnel) have the responsibility to accept or reject any ISS proxy voting recommendation (“Recommendation”). The Manager will memorialize the basis for any decision to override a Recommendation, to abstain from voting, and to resolve any conflicts. In addition, the Manager may choose not to vote a proxy if for example, the cost of voting outweighs the possible benefit; if the vote would have an indeterminable or insignificant effect on the client’s economic interests or the value of the portfolio holding; or if a jurisdiction imposes share blocking restrictions which prevent the Manager from exercising its voting authority.

The Manager has retained voting authority for the MainStay Balanced Fund (portion), MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Moderate Allocation Fund and MainStay Moderate ETF Allocation Fund.

The Guidelines have been developed by ISS and are consistent with the objectives of sustainability minded investors and fiduciaries. On matters of ESG import, ISS’ Sustainability Policy seeks to promote support for recognized global governing bodies promoting sustainable business practices advocating for stewardship of environment, fair labor practices, non-discrimination and the protection of human rights. Generally, ISS’ Sustainability Policy will take as its frame of reference internationally recognized sustainability-related initiatives such as the United Nations Environment Programme Finance Initiative (UNEP FI), United Nations Principles for Responsible Investment (UNPRI), United Nations Global Compact, Global Reporting Initiative (GRI), Carbon Principles, International Labour Organization Conventions (ILO), CERES Roadmap for Sustainability, Global Sullivan Principles, MacBride Principles and environmental and social European Union Directives. Each of these efforts promote a fair, unified and productive reporting and compliance environment which advances positive corporate ESG actions that promote practices that present new opportunities or that mitigate related financial and reputational risks.

On matters of corporate governance, executive compensation and corporate structure, the Guidelines are based on a commitment to create and preserve economic value and to advance principles of good corporate governance.

Subadvisor Proxy Voting Guidelines. Below are summaries of each Subadvisor’s proxy voting policies and procedures with respect to the Funds where the Manager has delegated proxy voting authority to a Subadvisor. These summaries are not an exhaustive list of all the issues that may arise or of all matters addressed in the applicable proxy voting policies and procedures, and whether the Subadvisor supports or opposes a proposal will depend upon the specific facts and circumstances described in the proxy statement and other available information. These summaries have either been provided by the Subadvisor or summarized by the Manager on behalf of the Subadvisor.

MainStay Candriam Emerging Markets Debt Fund and MainStay Candriam Emerging Markets Equity Fund

The Manager has delegated proxy-voting authority to the Funds’ Subadvisor, Candriam. A summary of their proxy voting policies and procedures is provided below.

Candriam’s proprietary proxy voting policy is defined by Candriam’s Proxy Voting Committee. This Policy is designed to ensure that all proxies are voted in the best interest of its clients without regard to Candriam’s own interests or the interests of its affiliates. Candriam’s proxy voting policy is based on four principles:

•	The protection and safeguarding of shareholder rights;

•	The equal treatment of shareholders;

•	The accountability of the Board; and

•	The transparency and integrity of financial statements.

Candriam holds regular dialogues on its own initiative or at the request of the issuer on strategy, risk management and ESG concerns. The objectives of these dialogues is threefold:

•	Encouraging improved disclosure and in particular obtaining more information on specific resolutions;

•	Supporting investment decision making; and

•	Influencing corporate practices, notably by explaining the voting policy, especially when one of the resolutions is not aligned with what we consider to be corporate governance best practices.

In exceptional circumstances, usually as a result of a triggered escalation process following an unsuccessful engagement, Candriam may consider:

•	Exercising voting rights against management to show disagreement on practices or strategic choices;

•	supporting or filing a shareholder resolution;

•	Reading a statement at the meeting to raise both management and shareholder awareness and ask questions at general meetings.

Pre-declaration of voting intentions can be considered either as an escalation measure or when pre-declaration may answer to stakeholders’ demand of improved transparency or serve an engagement objective. Any pre-declaration will request first approval of Candriam Proxy Voting Committee. To assist Candriam in researching and voting proxies, they utilize the research and implementation services of ISS, the world’s leading provider of corporate governance solutions. ISS provides Proxy Voting recommendations based on Candriam’s own proxy voting policy. In the vast majority of cases, Candriam’s policy is similar to or consistent with ISS’ “Benchmark Voting Policy.” There are some specific proxy proposals on which Candriam deviate from ISS’ Benchmark Voting Policy for some markets e.g., the level of independence of the Board or the possibility for non-executives to receive equity grants. Candriam also recognizes that there is no one-size fits all solution and takes into consideration company explanations and market practices when casting its votes.

Candriam’s Proxy Voting Committee defines and adjusts the proxy voting policy and reviews the votes cast at general meetings. Once a year, Candriam head a meeting with ISS to assess the results of the proxy voting season. During this meeting ISS also explains to Candriam any changes to their Benchmark Voting Policy. Those elements as well as others linked to evolution of local regulations or observed best practices are then discussed by Candriam’s Proxy Voting Committee and if needed, can lead to some changes in the proxy voting policy. The subsequent policy is communicated to ISS before the new proxy voting season starts.

While taking into consideration the voting recommendations of ISS based on Candriam custom voting guidelines, Candriam have the final say in the votes exercised. Especially in more complex situations, Candriam’s dedicated ESG stewardship analysts may perform a full internal analysis of some or all of the items to be presented at a shareholder meeting, in addition to any custom recommendations provided by ISS. In this way, Candriam re-assess items for meetings that are potentially controversial.

The merits of every shareholder resolution are systematically assessed internally.

Should ISS:

•	Miss its deadlines and not provide custom recommendations, or

•	Declare itself unable to provide such recommendations, then the full analysis of the meeting items will be performed internally when materially feasible.

An assessment of the quality of ISS research and service is performed at least annually by the Candriam ESG Stewardship Team, in collaboration with Candriam’s Middle Office. A due diligence addressing, amongst other items, information security risks and business continuity risks, is also performed regularly by Candriam’s Risk Department.

Should a conflict of interest arise regarding a vote, the Head of Compliance is to be immediately notified, as well as the Proxy Voting Committee. The best approach will be determined in full cooperation with the Compliance Department. At each level, the “best interest of clients” principle is paramount in the decision outcome.

The Proxy Voting Committee will consider the facts and circumstances of the pending vote and the potential or actual material conflict and make a determination as to how to vote: following proxy advisor’s recommendation without any intervention, or perform a full internal analysis for sensitive resolutions or Abstain votes will be considered, as well as obtaining voting instructions from clients in case of concerned mandates.

•	A post-vote review of our voting decisions is performed by our Proxy Voting Committee

MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund

The Manager has delegated proxy-voting authority to the Funds’ Subadvisor, CBRE. A summary of CBRE’s proxy voting policies and procedures is provided below.

CBRE treats proxy voting as a fundamental responsibility of shareholders – one which can work to affect positive management behavior over time and therefore ultimately contribute to generating economic value to shareholders.

Proxy voting is an important right of shareholders, and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised. When CBRE has discretion to vote the proxies of its clients, including the Funds, it will vote those proxies in accordance with CBRE’s Global Proxy Voting Policy. The guidelines in the Global Proxy Voting Policy reflect a corporate governance structure that is responsive to company stakeholders and supportive of responsible investment goals.

CBRE’s global guidelines, developed by senior leadership and reviewed and updated as needed, reflect its preference for a corporate governance structure which is responsive to company stakeholders and supportive of responsible investment goals.

Some items up for vote are undertaken on a case-by-case basis. In those instances, CBRE believes its framework – comprised of senior Investment Analysts, Portfolio Managers, the Head of ESG and the Chief Compliance Officer – allows it to determine the appropriate vote based on CBRE’s combined knowledge, engagement and our overall philosophy around governance.

CBRE has engaged a third-party vendor, ISS, to provide proxy voting administration services, including the tracking of proxies received for clients, providing notice concerning dates votes are due, the actual casting of ballots and recordkeeping. It is important to recognize that the ability of the proxy voting administrator and CBRE to process proxy voting decisions in a timely manner is contingent in large part on the custodian banks holding securities for clients, including the Funds. In certain situations, clients may have securities lending arrangements which are not in the scope of the advisory services provided by CBRE. When client securities are “out on loan,” CBRE may not be able to vote proxies related to those securities as result of the lending arrangement.

On a daily basis, CBRE provides ISS with a list of securities held in each account over which CBRE has voting authority.

While not the norm, in certain countries where share blocking is required, there may be times where CBRE chooses not to vote. Share blocking entails selling the stock short for a period of time around the date of the vote. CBRE may decide not to vote if in the in the best interest of the client to avoid failed trades or overdrafts, or to have shares be freely tradeable.

CBRE established its own proxy voting guidelines and provides those guidelines to ISS. Proxy voting guidelines are reviewed and approved by CBRE’s Head of ESG and Portfolio Managers. The approved proxy voting guidelines are provided to ISS to facilitate the administrative processing proxy voting.

Voting decisions remain within the discretion of CBRE. On a daily basis, CBRE reviews an online system maintained by the proxy voting administrator in order to monitor for upcoming votes. When a pending vote is identified, the ballot is reviewed by the appropriate Portfolio Manager or Investment Analyst for review, along with any supplemental information about the ballots provided by ISS and – if available – other research vendors to which CBRE subscribes.

CBRE’s Investment Analysts review the proxy statement and determine the votes within the firm’s specified guidelines. If the Analyst’s indicated vote conflicts with CBRE’s guidelines, the vote must be verified (with documented rationale) and approved by a designated Portfolio Manager or the Head of ESG; the vote and corresponding rationale is also reviewed by the Chief Compliance Officer.

CBRE’s proxy voting process is tested annually by external auditors to confirm that it has adequate procedures which are consistently applied.

CBRE will identify any conflicts that exist between the interests of CBRE (including its employees and affiliates) and its clients as it relates to proxy voting. CBRE obtains information from all employees regarding outside business activities and personal relationships with companies within the investable universe (such as serving as board members or executive officers of an issuer), to confirm that employees do not have personal interests in transactions, holdings, or proxy matters. Additionally, CBRE will consider the conflicts associated with any ballot which identifies a relationship to affiliates of CBRE. Lastly, CBRE will consider any ballot which relates to a client of CBRE as a potential conflict of interest. If a material conflict is identified for a particular ballot, CBRE will refer the ballot and conflict to CBRE’s Risk & Control Committee for review. In such situations, CBRE will generally defer the vote either to the recommendation provided by ISS (not based on CBRE’s guidelines) or to the affected client(s) so that the client may determine its voting decision.

MainStay Cushing MLP Premier Fund

The Manager has delegated proxy-voting authority to the Fund’s Subadvisor, Cushing. A summary of its proxy voting policies and procedures is provided below.

Purpose. The Subadvisor follows this proxy voting policy (the “Policy”) to ensure that proxies the Subadvisor votes, on behalf of each client, are voted to further the best interest of that client. The Policy establishes a mechanism to address any conflicts of interests between the Subadvisor and the client. Further, the Policy establishes how clients may obtain information on how the proxies have been voted.

Determination of Vote. The Subadvisor determines how to vote after studying the proxy materials and any other materials that may be necessary or beneficial to voting. The Subadvisor votes in a manner that the Subadvisor believes reasonably furthers the best interests of the client and is consistent with the Investment Philosophy as set forth in the relevant investment management documents.

The major proxy-related issues generally fall within five categories: corporate governance, takeover defenses, compensation plans, capital structure and social responsibility. The Subadvisor will cast votes for these matters on a case-by-case basis. The Subadvisor will generally vote in favor of matters which follow an agreeable corporate strategic direction, support an ownership structure that enhances shareholder value without diluting management’s accountability to shareholders and/or present compensation plans that are commensurate with enhanced manager performance and market practices.

Resolution of any Conflicts of Interest. If a proxy vote creates a material conflict between the interests of the Subadvisor and a client, the Subadvisor will resolve the conflict before voting the proxies. The Subadvisor will either disclose the conflict to the client and obtain a consent or take other steps designed to ensure that a decision to vote the proxy was based on the Subadvisor’s determination of the client’s best interest and was not the product of the conflict.

Records. The Subadvisor maintains records of (i) all proxy statements and materials the Subadvisor receives on behalf of clients; (ii) all proxy votes that are made on behalf of the clients; (iii) all documents that were material to a proxy vote; (iv) all written requests from clients regarding voting history; and (v) all responses (written and oral) to clients’ requests. Such records are available to the clients (and owners of a client that is an investment vehicle) upon request.

Questions and Requests. This document is a summary of the proxy voting process. Clients may obtain, free of charge, a full copy of the policies and procedures and/or a record of proxy votes. Any questions or requests should be directed to the Subadvisor.

MainStay Epoch Capital Growth, MainStay Epoch Global Equity Yield, MainStay Epoch International Choice and MainStay Epoch U.S. Equity Yield Funds, as well as the equity portion of MainStay Income Builder Fund

The Manager has delegated proxy voting authority to the Funds’ Subadvisor, Epoch. A summary of Epoch’s proxy voting policies and procedures is provided below.

Epoch maintains proxy voting authority for client accounts, unless otherwise instructed by the client. Epoch votes proxies in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts. Epoch will not respond to proxy solicitor requests unless Epoch determines that it is in the best interest of clients to do so.

In light of Epoch’s fiduciary duty to its clients, and given the complexity of the issues that may be raised in connection with proxy votes, the Epoch has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to Epoch include in-depth research, voting recommendations, vote execution and recordkeeping. Epoch believes that the retention of the services of ISS and the adoption of the proxy voting procedures of ISS adequately addresses the risks of material conflicts that may arise between Epoch’s interests and those of its clients.

Notwithstanding the foregoing, Epoch will use its best judgment to vote proxies in the manner it deems to be in the best interests of its clients. In the event that its judgment differs from that of ISS, or that investment teams within Epoch wish to vote differently with respect to the same proxy in light of their specific strategy, Epoch will memorialize the reasons supporting that judgment and retain a copy of those records for its files. Additionally, Epoch’s CCO will periodically review the voting of proxies to ensure that all such votes, particularly those diverging from the judgment of ISS, were voted consistent with Epoch’s fiduciary duties.

On at least an annual basis, Epoch’s CCO or a designee will review this Proxy Voting and Class Action Monitoring policy.

MainStay Fiera SMID Growth Fund

The Manager has delegated proxy voting authority to the Fund’s subadvisor, Fiera Capital. A summary of its proxy voting policies and procedures is provided below.

Fiera Capital votes proxy proposals, amendments, consents or resolutions (collectively, “proxies”), on behalf of the Fund, in a manner that seeks to serve the best interests of the Fund. Fiera Capital has guidelines addressing how it votes proxies with regard to specific matters. The Board of Trustees permits Fiera Capital to contract with a third party to obtain proxy voting and related services, including research of current issues.

Fiera Capital has implemented written Proxy Voting Policies and Procedures (“Proxy Voting Policy”) that are designed to reasonably ensure that it votes proxies prudently and in the best interest of its advisory clients for whom it has voting authority, including the Fund. The Proxy Voting Policy of Fiera Capital also describes how Fiera Capital addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Fiera Capital (or a designated proxy committee at Fiera Capital) is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies.

In general, Fiera Capital seeks to resolve any potential conflicts of interest associated with any proxy by applying the foregoing general policy of seeking to serve the best interests of the Fund.

MainStay Income Builder (fixed-income portion and asset allocation), MainStay MacKay California Tax Free Opportunities, MainStay MacKay Convertible, MainStay MacKay High Yield Corporate Bond, MainStay MacKay High Yield Municipal Bond, MainStay MacKay New York Tax Free Opportunities, MainStay MacKay Short Duration High Income, MainStay MacKay Short Term Municipal, MainStay MacKay Strategic Bond, MainStay MacKay Strategic Municipal Allocation, MainStay MacKay Tax Free Bond, MainStay MacKay Total Return Bond and MainStay MacKay U.S. Infrastructure Bond Funds

The Manager has delegated proxy-voting authority to the Funds’ subadvisor, MacKay Shields. A summary of its proxy voting policies and procedures is provided below.

MacKay Shields has adopted Proxy-Voting Policies and Procedures designed to make sure that where clients have delegated proxy-voting authority to MacKay Shields, proxies are voted in the best interest of such clients without regard to the interests of MacKay Shields or related parties. MacKay Shields currently uses Institutional Shareholder Services, Inc. (“ISS”) to assist in voting client securities. For purposes of the Policy, the “best interests of clients” means, unless otherwise specified by the client, the clients’ best economic interests over the long term – that is, the common interest that all clients share in seeing the value of a common investment increase over time. MacKay Shields has adopted standard proxy voting guidelines, which follow ISS voting recommendations and standard guidelines will vary based on client type and/or investment strategy (e.g., union or non-union voting guidelines, or sustainability voting guidelines).

For those clients who have given us voting authority, we instruct the client’s custodian to send all ballots to ISS and we instruct ISS which guidelines to follow. MacKay Shields votes proxies in accordance with the applicable standard voting guidelines unless MacKay Shields agrees with the client to apply custom guidelines. ISS researches each proxy issue and provides a recommendation to MacKay Shields on how to vote based on such research and its application of the research to the applicable voting guidelines. ISS casts votes in accordance with its recommendation unless a portfolio manager believes that it is in the best interests of the client(s) to vote otherwise. To override a proxy recommendation, a portfolio manager must submit a written override request to the Legal and/or Compliance Department. MacKay Shields has procedures in place to review each such override request for potential material conflicts of interest between clients and MacKay Shields. MacKay Shields will memorialize the basis for any decision to override a recommendation or to abstain from voting, including the resolution of any conflicts of interest.

MainStay Balanced (fixed-income portion), MainStay Floating Rate, MainStay Money Market and MainStay Short Term Bond Funds

The Manager has delegated proxy-voting authority to the Funds’ Subadvisor, NYL Investors. A summary of its proxy voting policies and procedures is provided below.

NYL Investors has adopted a Proxy Voting Policy and Procedures (the “Policy”) to provide guidance to its employees in discharging its proxy voting duty, and to ensure that where proxy-voting authority has been granted to NYL Investors that all proxies are voted in the “best interests” of its clients without regard to the interests of NYL Investors or related parties. In voting proxies, NYL Investors takes into account long term economic value in evaluating issues relating to items such as corporate governance, including structures and practices, accountability and transparency, the nature of long-term business plans, including sustainability practices to address environmental and social factors that are likely to have an impact on shareholder value and other non-financial measures of corporate performance.

To assist in researching and voting proxies, NYL Investors utilizes the research and implementation services of a third-party proxy service provider, Institutional Shareholder Services (“ISS”). NYL Investors uses ISS’s sustainability proxy voting guidelines with respect to voting certain frequently recurring proxy issues. ISS researches each proxy issue and provides a recommendation to NYL Investors on how to vote based on such research and its application of the research to the applicable voting guidelines. ISS casts votes in accordance with its recommendation unless a portfolio manager believes that it is in the best interests of the client(s) to vote otherwise. To override a proxy recommendation, a portfolio manager must submit a written override request to the Compliance Department. NYL Investors has procedures in place to review each such override request for potential material conflicts of interest between clients and NYL Investors and its affiliates. NYL Investors will memorialize the basis for any decision to override a recommendation or to abstain from voting, including the resolution of any conflicts of interest. NYL Investors’ Proxy Voting Committee is responsible for general oversight of NYL Investors’ Proxy Policy and Procedures and voting activity. All proxy voting guidelines are reviewed annually by the Proxy Voting Committee.

MainStay S&P 500 Index Fund

The Manager has delegated proxy-voting authority to the Fund’s Subadvisor, IndexIQ Advisors. A summary of its proxy voting policies and procedures is provided below.

IndexIQ Advisors exercises its proxy voting rights with regard to the holdings in the Fund’s investment portfolio with the goals of maximizing the value of the Fund’s investments, promoting accountability of a company’s management and board of directors (collectively, the “Management”) to its shareholders, aligning the interests of Management with those of shareholders, and increasing transparency of a company’s business and operations.

IndexIQ Advisors seeks to avoid material conflicts of interest through its use of a third-party proxy services vendor, which applies detailed, pre-determined proxy voting guidelines (the “Voting Guidelines”) in an objective and consistent manner across client accounts, based on research and recommendations provided by a third party vendor, and without consideration of any client relationship factors. For the Fund, IndexIQ Advisors will use the proxy vendor’s sustainability proxy voting guidelines (the “Sustainability Guidelines”). The Sustainability Guidelines are consistent with the objectives of sustainability-minded investors and fiduciaries. IndexIQ Advisors may vote differently on a proposal for different funds. IndexIQ Advisors engages a third party as an independent fiduciary to vote all proxies for the Fund.

All proxy voting proposals are reviewed, categorized, analyzed and voted in accordance with the Voting Guidelines. These guidelines are reviewed periodically and updated as necessary to reflect new issues and any changes in our policies on specific issues. Items that can be categorized under the Voting Guidelines will be voted in accordance with any applicable guidelines. Proposals that cannot be categorized under the Voting Guidelines will be referred to the Fund Oversight Committee for discussion and vote. Additionally, the Fund Oversight Committee may review any proposal where it has identified a particular company, industry or issue for special scrutiny. With regard to voting proxies of foreign companies, IndexIQ Advisors weighs the cost of voting, and potential inability to sell the securities (which may occur during the voting process) against the benefit of voting the proxies to determine whether or not to vote.

MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund and MainStay PineStone U.S. Equity Fund

The Manager has delegated proxy voting authority to the Funds’ Subadvisor, PineStone. A summary of PineStone’s Proxy Voting Guidelines is provided below.

PineStone votes proxy proposals, amendments, consents or resolutions (collectively, “proxies”) on behalf of the Funds in a manner that seeks to serve the best interests of the Funds. The Board of Trustees permits PineStone to contract with a third party to obtain proxy voting and related services, including research of current issues.

PineStone has implemented written Proxy Voting Guidelines and Proxy Voting Procedures that are designed to reasonably ensure that it votes proxies prudently and in the best interest of its advisory clients for whom it has voting authority, including the Funds. The Proxy Voting Guidelines also describe how PineStone addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

PineStone is responsible for developing, authorizing, implementing and updating the Proxy Voting Guidelines, overseeing the proxy voting process and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies.

In general, PineStone seeks to resolve any potential conflicts of interest associated with any proxy by applying the foregoing general policy of seeking to serve the best interests of the Funds.

MainStay Balanced (equity portion), MainStay WMC Enduring Capital, MainStay WMC Growth, MainStay WMC International Research Equity and MainStay WMC Growth Funds

The Manager has delegated proxy voting authority to the Funds’ Subadvisor, Wellington. A summary of Wellington’s proxy voting policies and procedures is provided below. Wellington’s policies and procedures with regard to voting on proxies relating to ESG factors are contained in Wellington’s Global Proxy Voting Guidelines (the “Guidelines”), which Wellington will provide to a client upon written request. In addition, Wellington will provide specific client information relating to proxy voting to a client upon request.

Wellington has adopted and implemented policies and procedures that it believes are reasonably designed to ensure that proxies are voted in the best interests of clients for which it exercises proxy-voting discretion.

The Guidelines set forth broad guidelines and positions on common proxy issues that Wellington uses in voting on proxies In addition, Wellington also considers each proposal in the context of the issuer, industry and country or countries in which the issuer’s business is conducted. The Guidelines are not rigid rules and the merits of a particular proposal may cause Wellington to enter a vote that differs from the Guidelines. Wellington seeks to vote all proxies with the goal of increasing long-term client value and, while client investment strategies may differ, applying this common set of guidelines is consistent with the investment objective of achieving positive long-term investment performance for each client.

STATEMENT OF POLICY

Wellington:

1)   Votes client proxies for clients that have affirmatively delegated proxy voting authority, in writing, unless we have arranged in advance with a particular client to limit the circumstances in which the client would exercise voting authority, or we determine that it is in the best interest of one or more clients to refrain from voting a given proxy.

2)   Seeks to vote proxies in the best financial interests of the clients for whom we are voting.

3)   Identifies and resolves all material proxy-related conflicts of interest between the firm and our clients in the best interests of the client.

RESPONSIBILITY AND OVERSIGHT

The Proxy Voting Team monitors regulatory requirements with respect to proxy voting and works with the firm’s Legal and Compliance Group and the Investment Stewardship Committee to develop practices that implement those requirements. The Proxy Voting Team also acts as a resource for portfolio managers and investment research analysts on proxy matters as needed. Day-to-day administration of the proxy voting process is the responsibility of the Proxy Voting Team. The Investment Stewardship Committee a senior, cross-functional group of experienced professionals, is responsible for oversight of the implementation of the Global Proxy Policy and Procedures, review and approval of the Guidelines, and identification and resolution of conflicts of interest. The Investment Stewardship Committee reviews the Guidelines as well as the Global Proxy Policy and Procedures annually.

PROCEDURES

Use of Third-Party Voting Agent

Wellington uses the services of a third-party voting agent for research and to manage the administrative aspects of proxy voting. We view third-party research as an input to our process. Wellington complements the research provided by its primary voting agent with research from other firms.

Our primary voting agent processes proxies for client accounts and maintains records of proxies voted. For certain routine issues, as detailed below, votes may be instructed according to standing instructions given to our primary voting agent, which are based on the Guidelines.

We manually review instances where our primary voting agent discloses a material conflict of interest of its own, potentially impacting its research outputs. We perform oversight of our primary voting agent, which involves regular service calls and an annual due diligence exercise, as well as regular touchpoints in the normal course of business.

Receipt of Proxy

If a client requests that Wellington vote proxies on its behalf, the client must instruct its custodian bank to deliver all relevant voting materials to Wellington or its designated voting agent in a timely manner.

Reconciliation

Proxies for public equity securities received by electronic means are matched to the securities eligible to be voted, and a reminder is sent to custodians/trustees that have not forwarded the proxies due. This reconciliation is performed at the ballot level. Although proxies received for private equity securities, as well as those received in non-electronic format for any securities, are voted as received, Wellington Management is not able to reconcile these ballots and does not notify custodians of non-receipt; Wellington Management is only able to reconcile ballots where clients have consented to providing holdings information with its provider for this purpose.

Proxy Voting Process

Our approach to voting is investment-led and serves as an influential component of our engagement and escalation strategy. The Investment Stewardship Committee, a cross-functional group of experienced professionals, oversees Wellington’s activities with regards to proxy voting practices.

Routine issues that can be addressed by the proxy voting guidance below are voted by means of standing instructions communicated to our primary voting agent. Some votes warrant analysis of specific facts and circumstances and therefore are reviewed individually. We examine such vote sources including internal research notes, third-party voting research and company engagement. While manual votes are often resolved by investment research teams, each portfolio manager is empowered to make a final decision for their relevant client portfolio(s), absent a material conflict of interest. Proactive portfolio manager input is sought under certain circumstances, which may include consideration of position size and proposal subject matter and nature. Where portfolio manager input is proactively sought, deliberation across the firm may occur. This collaboration does not prioritize consensus across the firm above all other interests but rather seeks to inform portfolio managers’ decisions by allowing them to consider multiple perspectives. Portfolio managers may occasionally arrive at different voting conclusions for their clients, resulting in different decisions for the same vote. Voting procedures and the deliberation that occurs before a vote decision are aligned with our role as active owners and fiduciaries for our clients.

Material Conflict of Interest Identification and Resolution Processes

Further detail on our management of conflicts of interest can be found in our Stewardship Conflicts of Interest Policy, available on our website.

OTHER CONSIDERATIONS

In certain instances, Wellington may be unable to vote or may determine not to vote a proxy on behalf of one or more clients. While not exhaustive, the following are potential instances in which a proxy vote might not be entered.

Securities Lending

Clients may elect to participate in securities lending Such lending may impact their ability to have their shares voted. Under certain circumstances, and where practical considerations allow, Wellington may determine that the anticipated value of voting could outweigh the benefit to the client resulting from use of securities for lending and recommend that a client attempt to have its custodian recall the security to permit voting of related proxies. We do not borrow shares for the sole purpose of exercising voting rights.

Share Blocking and Re-registration

Certain countries impose trading restrictions or requirements regarding re-registration of securities held in omnibus accounts in order for shareholders to vote a proxy. The potential impact of such requirements is evaluated when determining whether to vote such proxies.

Lack of Adequate Information, Untimely Receipt of Proxy Materials, or Excessive Costs

Wellington may abstain from voting a proxy when the proxy statement or other available information is inadequate to allow for an informed vote; the proxy materials are not delivered in a timely fashion; or, in Wellington’s judgment, the costs of voting exceed the expected benefits to clients (included but not limited to instances such as when powers of attorney or consularization or the disclosure of client confidential information are required).

ADDITIONAL INFORMATION

Wellington maintains records related to proxies pursuant to Rule 204-2 of the Investment Advisers Act of 1940 (the “Advisers Act”), the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), and other applicable laws. In addition, Wellington discloses voting decisions through its website, including the rationale for votes against management.

Wellington provides clients with a copy of its Global Proxy Policy and Procedures, as well as the Voting Guidelines, upon written request. In addition, Wellington will provide specific client information relating to proxy voting to a client upon written request.

MainStay Winslow Large Cap Growth Fund

The Manager has delegated proxy-voting authority to the Fund’s Subadvisor, Winslow Capital. A summary of Winslow Capital’s proxy voting policies and procedures is provided below.

Winslow Capital, pursuant to Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended, has adopted Proxy Voting Policies and Procedures pursuant to which Winslow Capital has undertaken to vote all proxies or other beneficial interests in an equity security prudently (the “Proxies”) and solely in the best long-term economic interest of its advisory clients and their beneficiaries, considering all relevant factors and without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote.

Winslow Capital will vote all proxies appurtenant to shares of corporate stock held by a plan or account with respect to which Winslow Capital serves as investment manager, unless the investment management contract expressly precludes Winslow Capital, as investment manager, from voting such proxy.

Winslow Capital has delegated the authority to vote proxies in accordance with its Proxy Voting Policies and Procedures to ISS, a third party proxy-voting agency. Winslow Capital subscribes to ISS’s Implied Consent service feature. As ISS research is completed, the ISS Vote Execution Team executes the ballots as Winslow Capital’s agent according to the vote recommendations and consistent with the ISS Standard Proxy Voting Guidelines. Please see the “Guidelines Examples” section above for examples of Winslow Capital’s guidelines with respect to certain typical proxy votes.

Winslow Capital retains the ability to override any vote if it disagrees with ISS’s vote recommendation, and always maintains the option to review and amend votes before they are cast up until the proxy submission deadline, except in the case of a conflict of interest. When there is an apparent conflict of interest, or the appearance of a conflict of interest, e.g. where Winslow Capital may receive fees from a company for advisory or other services at the same time that Winslow Capital has investments in the stock of that company, Winslow Capital will follow the vote recommendation of ISS. Winslow Capital retains documentation of all amended votes.

Fund’s Proxy Voting Record. Each Fund is required to file with the SEC its proxy voting record for the 12-month period ending June 30 on Form N-PX. The Funds will provide any shareholder a copy of their proxy voting record for the previous year ended June 30 within three business days of receipt of request, as well as make the proxy voting results available on their website. The most recent Form N-PX is available on the Funds’ website at newyorklifeinvestments.com or on the SEC’s website at www.sec.gov.

DISCLOSURE OF PORTFOLIO HOLDINGS

It is the policy of the Funds and of New York Life Investments to protect the confidentiality of portfolio holdings information (“Portfolio Holdings”) and to prevent the selective disclosure of non-public information concerning the Funds.

Portfolio Holdings shall not include non-specific or summary information that does not identify specific holdings of a Fund from which the identity of specific portfolio holdings cannot reasonably be derived (including without limitation, the quality or character of a Fund’s portfolio), as reasonably determined by New York Life Investments. In addition, a Fund’s cash holdings shall not constitute a portfolio holding.

The Manager or a Fund’s Subadvisor(s) may share the Fund’s non-public portfolio holdings information, when the Fund has a legitimate business purpose for doing so, with other subadvisors, pricing services, other service providers and certain unaffiliated third parties and affiliates to the Fund, the Manager or the Subadvisor who require access to such information in order to fulfill their contractual duties to the Fund or to assist the Manager or the Subadvisor in fulfilling its contractual duties to the Fund. Unless otherwise noted, the Fund’s disclosure of its portfolio holdings will be on an as-needed basis, with no lag time between the date of which the information is requested and the date the information is provided. The Manager may also disclose non-public information regarding a Fund’s portfolio holdings information to certain mutual fund analysts, pricing agents, rating and tracking entities or to other entities that have a legitimate business purpose and is in the best interests of the Funds’ shareholders, taking into consideration potential conflicts of interest, in receiving such information on a more frequent basis (such as Morgan Stanley Smith Barney or other platform providers). These entities may provide information regarding a Fund to its subscribers. The Manager and each Subadvisor may also disclose non-public information regarding a Fund’s portfolio holdings information to certain liquidity analytics vendors in connection with the Liquidity Program. In addition, for the Funds they subadvise, Subadvisors, their agents (e.g., back office service providers) and their employees regularly have access to portfolio holdings more frequently than publicly available. Each Subadvisor is contractually obligated to keep portfolio holdings confidential. Exceptions to the frequency and recipients of the disclosure may be made only with the advance authorization of the CCO, after discussion with the appropriate portfolio manager, upon a determination that such disclosure serves a legitimate business purpose and is in the best interests of the Funds, taking into consideration potential conflicts of interest. Such disclosure will be reported to the Board at the next regularly scheduled Board meeting.

In addition, the Manager or a Subadvisor may release statistical or attribution information with respect to a Fund’s portfolio holdings prior to the release of the actual portfolio holdings. This information will be released upon authorization of the CCO after receipt of a certification from the Fund’s portfolio manager that the information provided will, among other things, not harm the Fund or shareholders.

Non-public portfolio holdings information is provided pursuant to a confidentiality agreement. All confidentiality agreements entered into for the receipt of non-public portfolio holdings information must provide that: (i) the Funds’ non-public portfolio holdings information is the confidential property of the Funds and may not be used for any purpose except as expressly provided; (ii) the recipient of the non-public portfolio holdings information (a) agrees to limit access to the information to its employees and agents who are subject to a duty to keep and treat such information as confidential and (b) will implement appropriate monitoring procedures; and (iii) upon written request from New York Life Investments or the Funds, the recipient of the non-public portfolio holdings information shall promptly return or destroy the information. In lieu of the separate confidentiality agreements described above, the MainStay Group of Funds may rely on the confidentiality provisions of existing agreements provided New York Life Investments has determined that such provisions adequately protect the MainStay Group of Funds against disclosure or misuse of non-public holdings information.

Generally, employees of the Manager who have access to non-public information regarding the Funds’ portfolio holdings information are restricted in their uses of such information pursuant to information barriers and personal trading restrictions contained in the Manager’s policies and procedures.

For the Funds they subadvise, the Subadvisors, their agents and their employees regularly have access to portfolio holdings information. Each Subadvisor is contractually obligated to keep portfolio holdings information confidential.

Portfolio holdings disclosure made pursuant to these procedures may potentially involve a conflict of interest between the Funds’ shareholders and the Funds’ Manager, Subadvisor, Distributor or any affiliated person of the Funds. Accordingly, potential conflicts of interest will be taken into consideration when requests for information concerning portfolio holdings cannot be answered via the periodic disclosure schedule and the CCO will report disclosures granted and any material issues that may arise during the previous quarter to the Board at the next regularly scheduled Board meeting.

The Funds, the Manager and the Subadvisors shall not enter into any arrangement providing for the disclosure of non-public portfolio holding information for the receipt of compensation or benefit of any kind. Any material changes to the policies and procedures for the disclosure of portfolio holdings are reported to the Board on at least an annual basis.

PORTFOLIO MANAGERS

Each Fund’s portfolio managers also have responsibility for the day-to-day management of accounts other than the Funds. Information regarding these other accounts is set forth below.

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
For Funds with fiscal year ending April 30 – information is as of April 30, 2023, unless otherwise indicated
Jeremy Anagnos	MainStay CBRE Global Infrastructure Fund	3 RICs $3,351,514,572	5 Accounts $669,507,865	10 Accounts $864,096,747	0 RICs $0	1 Account $29,845,335	0 Accounts $0
Michael Denlinger	MainStay MacKay Strategic Municipal Allocation Fund	14 RICs $21,202,776,587	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
Robert DiMella	MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund	16 RICs $29,119,173,792	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
David Dowden	MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund	17 RICs $29,797,792,217	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
Daniel Foley	MainStay CBRE Global Infrastructure Fund	3 RICs $3,351,514,572	4 Accounts $628,067,352	9 Accounts $830,986,990	0 RICs $0	0 Accounts $0	0 Accounts $0
Sanjit Gill	MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund	2 RICs $650,380,513	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
Hinds Howard	MainStay CBRE Global Infrastructure Fund	3 RICs $3,351,514,572	4 Accounts $639,662,530	9 Accounts $830,986,990	0 RICs $0	0 Accounts $0	0 Accounts $0
Poul Kristensen	MainStay ETF Asset Allocation Funds	11 RICs $6,660,696,633	0 Accounts $0	1 Account $44,270,000	0 RICs $0	0 Accounts $0	0 Accounts $0

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
John Lawlor	MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund	12 RICs $7,085,117,207	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
Frances Lewis	MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund	9 RICs $23,018,622,137	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
John Loffredo	MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund	14 RICs $25,769,863,126	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
Jonathan Miniman	MainStay CBRE Real Estate Fund	3 RICs $1,638,257,094	7 Accounts $584,830,918	6 Accounts $423,276,527	0 RICs $0	0 Accounts $0	0 Accounts $0
Michael Petty	MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund	17 RICs $26,598,929,159	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
Joseph P. Smith	MainStay CBRE Global Infrastructure Fund, MainStay CBRE Real Estate Fund	8 RICs $6,136,828,432	10 Accounts $1,024,075,248	19 Accounts $1,695,293,617	0 RICs $0	1 Account $29,845,335	6 Accounts $237,191,588
Amit Soni	MainStay ETF Asset Allocation Funds	11 RICs $6,660,696,633	0 Accounts $0	1 Account $44,270,000	0 RICs $0	0 Accounts $0	0 Accounts $0
Scott Sprauer	MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund	17 RICs $24,978,782,650	9 Accounts $10,722,387,445	82 Accounts $25,095,017,707	0 RICs $0	2 Accounts $785,581,031	2 Accounts $611,412,054
Jonathan Swaney	MainStay ETF Asset Allocation Funds	13 RICs $8,310,384,408	0 Accounts $0	1 Account $44,270,000	0 RICs $0	0 Accounts $0	0 Accounts $0
Kenneth Weinberg	MainStay CBRE Real Estate Fund	5 RICs $2,785,313,860	2 Accounts $225,187,154	19 Accounts $1,725,559,044	0 RICs $0	0 Accounts $0	5 Accounts $234,347,258
Jae S. Yoon	MainStay ETF Asset Allocation Funds	13 RICs $8,310,384,408	0 Accounts $0	1 Account $44,270,000	0 RICs $0	0 Accounts $0	0 Accounts $0
For Funds with fiscal year ending October 31 – information is as of October 31, 2023, unless otherwise indicated
Greg Barrato	MainStay S&P 500 Index Fund	30 RICs $4,359,659,138	0 Accounts $0	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0
Steven D. Bleiberg	MainStay Epoch Capital Growth Fund	0 RICs $0	6 Accounts $3,851,579,778	3 Accounts $500,911,855	0 RICs $0	0 Accounts $0	1 Accounts $211,549,405.00
William J. Booth	MainStay Epoch International Choice Fund	0 RICs $0	5 Accounts $964,491,622	1 Account $943,747,282	0 RICs $0	0 Accounts $0	0 Accounts $0
Richard Briggs	MainStay Candriam Emerging Markets Debt Fund	0 RICs $0	5 Accounts $1,797,082,425	1 Accounts $761,620,285	0 RICs $0	4 Accounts $92,015,691	0 Accounts $0

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Robert Burke	MainStay MacKay U.S. Infrastructure Bond Fund	7 RICs $4,818,816,785	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Patrick M. Burton	MainStay Winslow Large Cap Growth Fund	6 RICs $2,062,000,000	3 Accounts $3,400,000,000	1218 Accounts $5,581,000,000	0 RICs $0	0 Accounts $0	3 Accounts $214,000,000
Mark Campellone	MainStay Floating Rate Fund	1 RICs $822,682,288	0 Accounts $0	1 Accounts $54,472,465	0 RICs $0	10 Accounts $4,171,542,164	0 Accounts $0
Peter W. Carpi	MainStay WMC Small Companies Fund	2 RICs $128,098,382	7 Accounts $879,182,788	4 Accounts $129,125,907	0 RICs $0	0 Accounts $0	0 Accounts $0
Dohyun Cha	MainStay MacKay Short Duration High Income Fund Mainstay MacKay High Yield Corporate Bond Fund	1 RICs $2,526,825,263	2 Accounts $348,724,943	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0
Andrew Chan^	MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund, MainStay PineStone U.S. Equity Fund	7 RICs $9,420,000	16 Accounts $15,602,000	89 Accounts $29,081,000	0 RICs $0	0 Accounts $0	0 Accounts $0
Won Choi	MainStay MacKay Short Duration High Income Fund, Mainstay MacKay High Yield Corporate Bond Fund	1 RICs $2,526,825,263	2 Accounts $348,724,943	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0
David Cook	MainStay Fiera SMID Growth Fund	0 RICs $0	0 Accounts $0	1,447 Accounts $5,178,000	0 RICs $0	0 Accounts $0	0 Accounts $0
Diliana Deltcheva	MainStay Candriam Emerging Markets Debt Fund	0 RICs $0	5 Accounts $1,797,082,425	1 Accounts $761,620,285	0 RICs $0	4 Accounts $92,015,691	0 Accounts $0
Michael DePalma*	MainStay Income Builder Fund, MainStay Strategic Bond Fund, MainStay Total Return Bond Fund	5 RICs $1,305,128,581	26 Accounts $8,795,317,928	104 Accounts $16,934,566,933	0 RICs $0	1 Account $199,490,609	1 Accounts $579,926,451

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Michael Denlinger	MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund	11 RICs $11,314,725,464	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Robert DiMella	MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund	12 RICs $11,193,444,810	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Peter A. Dlugosch	MainStay Winslow Large Cap Growth Fund	4 RICs $1,349,000,000	2 Accounts $3,220,000,000	1218 Accounts $5,581,000,000	0 RICs $0	0 Accounts $0	3 Accounts $214,000,000
David Dowden	MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund	13 RICs $12,042,325,235	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Matthew Downs	MainStay Short Term Bond Fund, MainStay Balanced Fund	5 RICs $1,854,254,914	9 Accounts $926,911,455	11 Accounts $10,765,936,639	0 RICs $0	0 Accounts $0	0 Accounts $0

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
David DuBard	MainStay WMC Small Companies Fund	5 RICs $1,122,896,207	2 Accounts $45,381,941	0 Accounts $0	0 RICs $0	1 Account $402,435,127	0 Accounts $0
Ian France	MainStay MacKay California Tax Free Opportunities Fund	0 RICs $0	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Betsy George	MainStay WMC Value Fund	0 RICs $0	0 Accounts $0	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0
Ravi Gill	MainStay WMC Value Fund	0 RICs $0	0 Accounts $0	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0
Sanjit Gill	MainStay MacKay U.S. Infrastructure Bond Fund	1 RICs $817,863	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Steven M. Hamill	MainStay Winslow Large Cap Growth Fund	6 RICs $2,062,000,000	3 Accounts $3,400,000,000	1218 Accounts $5,581,000,000	0 RICs $0	0 Accounts $0	3 Accounts $214,000,000
Nate Hudson	MainStay MacKay Short Duration High Income Fund, Mainstay MacKay High Yield Corporate Bond Fund	1 RICs $2,526,825,263	2 Accounts $348,724,943	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0
Adam H. Illfelder	MainStay Balanced Fund, MainStay WMC Value Fund	10 RICs $15,611,199,466	3 Accounts $417,319,391	3 Accounts $586,035,034	0 RICs $0	0 Accounts $0	0 Accounts $0
Matt Jacob	MainStay MacKay Strategic Bond Fund	3 RICs $1,134,806,467	16 Accounts $7,032,235,279	22 RICs $3,044,503,126	0 RICs $0	1 Account $199,490,609	0 Accounts $0
Rob Katz	MainStay WMC Enduring Capital Fund	0 RICs $0	0 Accounts $0	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0
Justin H. Kelly	MainStay Winslow Large Cap Growth Fund	6 RICs $2,062,000,000	3 Accounts $3,400,000,000	1218 Accounts $5,581,000,000	0 RICs $0	0 Accounts $0	3 Accounts $214,000,000
Poul Kristensen	MainStay Asset Allocation Funds	12 RICs $4,146,757,097	0 Accounts $0	1 Accounts $23,596,557	0 RICs $0	0 Accounts $0	0 Accounts $0
John Lawlor	MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund	11 RICs $6,422,334,274	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Frances Lewis	MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund	4 RICs $4,766,614,241	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
John Loffredo	MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund	9 RICs $7,086,334,719	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Christopher Mey	MainStay Candriam Emerging Markets Debt Fund	0 RICs $0	5 Accounts $1,797,082,425	1 Accounts $761,620,285	0 RICs $0	4 Accounts $92,015,691	0 Accounts $0
Neil Moriarty, III	MainStay Income Builder Fund, MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund	5 RICs $1,305,128,581	25 Accounts $8,791,683,947	104 Accounts $16,934,566,933	0 RICs $0	1 Account $199,490,609	1 Accounts $579,926,451
Thomas Musmanno*	MainStay Income Builder Fund, MainStay Strategic Bond Fund, MainStay Total Return Bond Fund	5 RICs $1,305,128,581	9 Accounts $1,759,448,667	82 Accounts $13,890,063,807	0 RICs $0	0 Account $0	1 Accounts $579,926,451
Francis J. Ok	MainStay S&P 500 Index Fund	30 RICs $4,359,659,138	0 Accounts $0	4 Accounts $666,233,930	0 RICs $0	0 Accounts $0	0 Accounts $0
Lesya Paisley	MainStay MacKay Strategic Bond Fund, MainStay MacKay Total Return Bond Fund	3 RICs $933,096,720	9 Accounts $1,759,448,667	82 Accounts $13,890,063,807	0 RICs $0	0 Account $0	1 Accounts $579,926,451
Michael Perilli	MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Utah Muni Fund	0 RICs $0	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Glen Petraglia	MainStay Epoch International Choice Fund	0 RICs $0	1 Accounts $261,517,874	0 Accounts $0	0 RICs $0	0 Accounts $0	0 Accounts $0

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Michael Petty	MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund	13 RICs $8,259,302,547	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
William W. Priest	MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Income Builder Fund	2 RICs $1,162,165,106	28 Accounts $7,530,413,950	57 Accounts $4,279,426,649	0 RICs $0	1 Account $46,613,073	7 Accounts $429,039,096
Mary L. Pryshlak	MainStay WMC International Research Equity Fund	16 RICs $12,890,840,492	51 Accounts $14,378,035,984	88 Accounts $24,349,390,296	3 RICs $4,377,316,476	7 Accounts $3,286,100,446	11 Accounts $5,404,315,793
Sunil M. Reddy	MainStay Fiera SMID Growth Fund	0 RICs $0	0 Accounts $0	1,447 Accounts $5,178,000	0 RICs $0	0 Accounts $0	0 Accounts $0
Nadim Rizk^	MainStay PineStone Global Equity Fund, MainStay PineStone International Equity Fund, MainStay PineStone U.S. Equity Fund	7 RICs $9,420,000	16 Accounts $15,602,000	89 Accounts $29,081,000	0 RICs $0	0 Accounts $0	0 Accounts $0
Lamine Saidi	MainStay Candriam Emerging Markets Equity Fund	1 RIC $198,222,861	3 Accounts $3,580,798,569	6 Accounts $492,068,754	0 RICs $0	1 Account $11,671,149	0 Accounts $0
Paulo Salazar	MainStay Candriam Emerging Markets Equity Fund	1 RIC $198,222,861	3 Accounts $3,580,798,569	6 Accounts $492,068,754	0 RICs $0	1 Account $11,671,149	0 Accounts $0
Philip Screve	MainStay Candriam Emerging Markets Equity Fund	1 RIC $198,222,861	3 Accounts $3,580,798,569	6 Accounts $492,068,754	0 RICs $0	1 Account $11,671,149	0 Accounts $0
Clark Shields	MainStay WMC Growth Fund	1 RICs $210,738,221	2 Accounts $1,165,434,144	3 Accounts $1,265,985,872	0 RICs $0	0 Accounts $0	0 Accounts $0
Andrew J. Shilling	MainStay WMC Growth Fund	5 RICs $19,471,393,438	3 Accounts $5,278,980,519	18 Accounts $4,176,887,968	2 RICs $18,071,822,259	0 Accounts $0	0 Accounts $0
David J. Siino	MainStay Epoch Capital Growth Fund	0 RICs $0	6 Accounts $3,851,579,778	3 Accounts $500,911,855	0 RICs $0	0 Accounts $0	1 Accounts $211,549,405.00
Edward Silverstein	MainStay MacKay Convertible Fund	2 RICs $1,522,746,790	11 Accounts $477,969,335	1 Accounts $26,979,836	0 RICs $0	0 Accounts $0	0 Accounts $0
Kenneth Sommer	MainStay Balanced Fund, MainStay Short Term Bond Fund	5 RICs $1,854,254,914	9 Accounts $926,911,455	11 Accounts $10,765,936,639	0 RICs $0	0 Accounts $0	0 Accounts $0
Amit Soni	MainStay Asset Allocation Funds	12 RICs $4,146,757,097	0 Accounts $0	1 Accounts $23,596,557	0 RICs $0	0 Accounts $0	0 Accounts $0

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Scott Sprauer	MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund	12 RICs $6,423,152,137	9 Accounts $9,826,664,388	85 Accounts $23,066,619,971	0 RICs $0	2 Accounts $735,709,631	2 Accounts $565,738,536
Andrew Susser	MainStay MacKay High Yield Corporate Bond Fund, MainStay MacKay Short Duration High Income Fund	1 RICs $2,526,825,263	4 Accounts $658,376,591	55 Accounts $13,036,112,238	0 RICs $0	0 Accounts $0	0 Accounts $0
Jonathan Swaney	MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay Income Builder Fund	14 RICs $5,638,364,864	0 Accounts $0	1 Account $23,596,557	0 RICs $0	0 Accounts $0	0 Accounts $0
Shu-Yang Tan*	MainStay MacKay Strategic Bond Fund, MainStay Income Builder Fund	4 RICs $1,489,053,425	25 Accounts $8,791,683,947	104 Accounts $16,934,566,933	0 RICs $0	1 Account $199,490,609	1 Accounts $579,926,451
John Tobin	MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Income Builder Fund	2 RICs $1,162,165,106	12 Accounts $2,123,914,422	11 Accounts $1,599,164,971	0 RICs $0	0 Accounts $0	0 Accounts $0
Arthur Torrey	MainStay Floating Rate Fund	1 RICs $822,682,288	0 Accounts $0	1 Accounts $54,472,465	0 RICs $0	10 Accounts $4,171,542,164	0 Accounts $0
Kera Van Valen	MainStay Epoch Global Equity Yield Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Income Builder Fund	2 RICs $1,162,165,106	12 Accounts $2,123,914,422	11 Accounts $1,599,164,971	0 RICs $0	0 Accounts $0	0 Accounts $0

		NUMBER OF OTHER ACCOUNTS MANAGED AND ASSETS BY ACCOUNT TYPE			NUMBER OF ACCOUNTS AND ASSETS FOR WHICH THE ADVISORY FEE IS BASED ON PERFORMANCE

PORTFOLIO MANAGER	FUNDS MANAGED BY PORTFOLIO MANAGER	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS	REGISTERED INVESTMENT COMPANY	OTHER POOLED INVESTMENT VEHICLES	OTHER ACCOUNTS
Michael A. Welhoelter	MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, MainStay Epoch U.S. Equity Yield Fund, MainStay Income Builder Fund	2 RICs $1,162,165,106	38 Accounts $9,825,635,488	60 Accounts $4,376,823,797	0 RICs $0	1 Account $46,613,073	7 Accounts $429,039,096
Mark A. Whitaker	MainStay WMC Enduring Capital Fund	7 RICs $8,040,260,848	8 Accounts $2,334,567,577	22 Accounts $2,917,973,566	0 RICs $0	0 Accounts $0	3 Accounts $575,331,943
Jonathan G. White	MainStay WMC International Research Equity Fund	16 RICs $12,890,840,492	55 Accounts $14,652,141,150	90 Accounts $24,441,716,918	3 RICs $4,377,316,476	7 Accounts $3,286,100,446	11 Accounts $5,404,315,793
Thomas Wynn	MainStay MacKay Convertible Fund	2 RICs $1,522,746,790	11 Accounts $477,969,335	1 Accounts $26,979,836	0 RICs $0	0 Accounts $0	0 Accounts $0
Jae S. Yoon	MainStay Asset Allocation Funds, MainStay Balanced Fund, MainStay Income Builder Fund	14 RICs $5,638,364,864	0 Accounts $0	1 Account $23,596,557	0 RICs $0	0 Accounts $0	0 Accounts $0
For the Fund with fiscal year ending November 30 – information is as of November 30, 2022, unless otherwise indicated
John M. Musgrave	MainStay Cushing MLP Premier Fund	1 RICs $92,440,336	1 Account $42,915,156	3 Accounts $24,312,366	0 RICs $0	1 Account $42,915,156	0 Accounts $0
Saket Kumar	MainStay Cushing MLP Premier Fund	3 RICs $179,734,208	2 Accounts $11,292,583	0 Accounts $0	0 RICs $0	1 Account $273,217	0 Accounts $0

* As of 4/28/23

^ As of 9/30/22

Portfolio Manager Compensation Structure

New York Life Investments and each Subadvisor has in place a compensation program for all eligible investment and non-investment employees that is consistent with its business strategy, objectives, values and long-term interests. Moreover, these programs encourage an alignment of long-term interests between each Subadvisor and Fund shareholders. Each Subadvisor has structured its compensation plan to be competitive with other investment management firms. Total compensation is designed to align portfolio manager compensation with shareholder goals by rewarding portfolio managers who meet the long-term objective of consistent, dependable and superior investment results. Each Subadvisor’s compensation program includes two components, fixed and variable compensation.

Fixed compensation is paid through an employee’s annual base salary, which is set by reference to a range of factors, taking account of seniority and responsibilities and the market rate of pay for the relevant position.

Variable or incentive compensation, both cash bonus and deferred awards, are a significant component of total compensation. Variable compensation for investment personnel is generally based on both quantitative and qualitative factors. Quantitative factors may include some of the following: (1) the multi-year investment performance (such as 3-, 5- or 7-year) of portfolios managed by the employee, including benchmarks and competitive universes as well as multi-year investment performance of analyst recommendations; (2) assets under management, (3) the overall revenues and profitability of the firm; (4) the financial results of the investment team and (5) industry benchmarks. The qualitative factors may include, among others, leadership, adherence to the firm’s policies and procedures and contribution to the firm’s goals and objectives. As described, many factors including an individual’s role, responsibilities, performance and financial results, are critical components of the compensation process. Variable compensation may be paid in the form of a cash bonus, deferred compensation and/or a fund profit re-allocation. In some instances, variable or incentive compensation may be predetermined or guaranteed for a period of time.

The deferred portion of variable compensation is provided to further retain and motivate key personnel. Each Subadvisor may maintain a long-term incentive, phantom equity or profit interest program. These programs are an integral component of the compensation structure and are designed to align employees’ compensation with the overall health of the Subadvisor and, more importantly, with the satisfaction of its clients.

In addition, each Subadvisor maintains an employee benefit program, including health and non-health insurance and a 401(k) defined contribution or defined benefit plan for all of its employees regardless of their job title, responsibilities or seniority.

Fiera Capital

The compensation structure for the MainStay Fiera SMID Growth Fund’s portfolio managers is comprised of a competitive base salary, a performance-based incentive plan, as well as a long term incentive share ownership plan. Performance-based compensation is generally measured in terms of the portfolio managers’ ability to meet and exceed the pre-tax annual performance (spanning a five-year period) of an appropriate, broad-based recognizable index of securities (which currently is the publicly disclosed primary benchmark of the Fund against which the Fund’s performance is measured).

MacKay Shields

Salaries are set by reference to a range of factors, taking into account each individual’s seniority and responsibilities and the market rate of pay for the relevant position. Annual salaries are set at competitive levels to attract and maintain the best professional talent. Variable or incentive compensation, both cash bonus and deferred awards, are a significant component of total compensation for portfolio managers at MacKay Shields. Incentive compensation received by portfolio managers is generally based on both quantitative and qualitative factors. The quantitative factors include, but are not limited to: (i) investment performance; (ii) assets under management; (iii) revenues and profitability; and (iv) industry benchmarks. The qualitative factors may include, among others: leadership, adherence to the firm’s policies and procedures, and contribution to the firm’s goals and objectives.

MacKay Shields maintains a phantom equity plan for those employees who qualify whereby awards vest and pay out after several years, to attract, retain, motivate and reward key personnel. Portfolio managers that participate in the phantom equity plan share in the results and success of the firm as the value of award tracks the operating revenue and operating profit of Mackay Shields. This approach helps to instill a strong sense of commitment towards the overall success of the firm.

MacKay Shields maintains an employee benefit program, including health and non-health insurance and a 401(k) defined contribution plan for all of its employees regardless of their job title, responsibilities or seniority.

PineStone

The compensation structure for the Funds’ Portfolio Managers is comprised of a competitive base salary, and a performance-based incentive plan. Performance-based compensation is measured in terms of the team’s ability to meet and exceed the funds’ performance objectives. In addition, the Portfolio Managers are equity owners in the firm.

Wellington

Wellington receives a fee based on the assets under management of each Fund as set forth in the Subadvisory Agreement between Wellington and the Manager on behalf of each Fund. Wellington pays its investment professionals out of its total revenues, including the advisory fees earned with respect to the Fund. The following information is as of December 31, 2023.

Wellington’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington’s compensation of each Fund’s managers listed in the Prospectus who are primarily responsible for the day-to-day management of the Fund (the “Portfolio Managers”) includes a base salary and incentive components. The base salary for each Portfolio Manager who is a partner (a “Partner”) of Wellington Management Group LLP, the ultimate holding company of Wellington, is generally a fixed amount that is determined by the managing partners of Wellington Management Group LLP. The base salary for each other Portfolio Manager is determined by the Portfolio Manager’s experience and performance in their role as a Portfolio Manager. Base salaries for Wellington’s employees are reviewed annually and may be adjusted based on the recommendation of a Portfolio Manager’s manager, using guidelines established by Wellington’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Portfolio Manager, with the exception of Pryshlak and White, is eligible to receive an incentive payment based on the revenues earned by Wellington from the Fund and generally each other account managed by such

Portfolio Manager. Each Fund Manager’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Portfolio Manager compared to the benchmark index and/or peer group identified below over one, three and five year periods, with an emphasis on five year results. Wellington applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Portfolio Manager, including accounts with performance fees.

Fund-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Portfolio Managers may also be eligible for bonus payments based on their overall contribution to Wellington’s business operations. Senior management at Wellington may reward individuals as it deems appropriate based on other factors. Each Partner is eligible to participate in a Partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula.

Fund	Benchmark Index and/or Peer Group for Incentive Period

MainStay Balanced Fund (equity portion)	Russell 1000® Value

MainStay WMC Enduring Capital Fund	S&P 500®

MainStay WMC Growth Fund	Russell 1000® Growth

MainStay WMC International Research Equity Fund	MSCI ACWI® ex USA

MainStay WMC Small Companies Fund	Russell 2000®

MainStay WMC Value Fund	Russell 1000® Value

The following table states the dollar range of Fund securities beneficially owned by each Portfolio Manager in the MainStay Group of Funds, as well as ownership, whether direct or as part of a compensation plan, in any investment vehicles that have substantially similar investment objectives, policies and strategies to the MainStay Group of Funds. These vehicles may include separately managed accounts or private placement vehicles. This ownership is expressed in the following ranges separately and as a total amount: (None, $1-$10,000, $10,001-$50,000, $50,001-$100,000, $100,001- $500,000, $500,001-$1,000,000, or over $1,000,000).

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
For Funds with fiscal year ending April 30 – information is as of April 30, 2023, unless otherwise indicated
Jeremy Anagnos	MainStay CBRE Global Infrastructure Fund MainStay CBRE Real Estate Fund	$100,001 - $500,000 $100,001- $500,000	None	$100,001- $500,000
Robert DiMella

Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund MainStay MacKay Short Term Municipal Fund

MainStay MacKay DefinedTerm Municipal Opportunities Fund MainStay MacKay Tax Free Bond Fund MainStay MacKay U.S. Infrastructure Bond Fund

		$10,001 - $50,000 $1 - $10,000 $1 - $10,000 $100,001 - $500,000 $100,001 - $500,000 $1 - $10,000	Over $1,000,000	Over $1,000,000
Michael Denlinger	MainStay MacKay DefinedTerm Municipal Opportunities Fund	$100,001 - $500,000	$100,001- $500,000	$100,001- $500,000

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
David Dowden

MainStay MacKay California Tax Free Opportunities Fund Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund MainStay MacKay Short Term Municipal Fund MainStay MacKay Tax Free Bond Fund MainStay MacKay U.S. Infrastructure Bond Fund

MainStay MacKay Strategic Municipal Allocation Fund

		$1 - $10,000 $10,001 - $50,000 $50,001 - $100,000 $1 - $10,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	$100,001- $500,000	$100,001 - $500,000
Daniel Foley	MainStay CBRE Global Infrastructure Fund	$10,001 - $50,000	None	$10,001 - $50,000
Sanjit Gill	None	None	$50,001- $100,000	$10,001 - $50,000
Hinds Howard	MainStay CBRE Global Infrastructure Fund MainStay CBRE Real Estate Fund	$10,001 - $50,000 $10,001 - $50,000	None	$10,001 - $50,000
Poul Kristensen[1]	None	None	None	None
John Lawlor	MainStay MacKay High Yield Municipal Bond Fund MainStay MacKay Short Term Municipal Fund MainStay MacKay U.S. Infrastructure Bond Fund	$1 - $10,000 $10,001 - $50,000 $10,001 - $50,000	None	$50,001 - $100,000
Frances Lewis	Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay Short Term Municipal Fund MainStay MacKay DefinedTerm Municipal Opportunities Fund MainStay MacKay Tax Free Bond Fund	$50,001 - $100,000 $1 - $10,000 $10,001 - $50,000 $10,001 - $50,000	$500,001 - $1,000,000	$100,001 - $500,000
John Loffredo	MainStay MacKay California Tax Free Opportunities Fund Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund MainStay MacKay Short Term Municipal Fund MainStay MacKay Tax Free Bond Fund	$1 - $10,000 $10,001 - $50,000 $1 - $10,000 $1 - $10,000 $10,001- $50,000	$500,001 - $1,000,000	Over $1,000,000
Jonathan Miniman	MainStay CBRE Real Estate Fund	$100,001 - $500,000	None	$100,001 - $500,000
Michael Petty

MainStay MacKay DefinedTerm Municipal Opportunities Fund

Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund MainStay MacKay Short Term Municipal Fund

MainStay MacKay Tax Free Bond Fund

		$1 - $ 10,000 $10,001- $50,000 $1- $10,000 $1- $10,000 $10,001- $50,000	$500,001 - $1,000,000	$50,001 - $100,000
Joseph P. Smith	MainStay CBRE Global Infrastructure Fund MainStay CBRE Real Estate Fund	$100,001- $500,000 $100,001- $500,000	None	$100,001 - $500,000
Amit Soni[1]	None	None	None	None
Scott Sprauer	MainStay Epoch Global Equity Yield Fund Mainstay Epoch U.S. Equity Yield Fund MainStay MacKay California Tax Free Bond Fund MainStay MacKay Tax Free Bond Fund MainStay MacKay DefinedTerm Municipal Opportunities Fund	$10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $1 - $10,000 $10,001 - $50,000	Over $1,000,000	$50,001 - $100,000

Jonathan Swaney[1]	MainStay Conservative ETF Allocation Fund	$100,001 - $500,000	None	Over $1,000,000
Kenneth Weinberg	MainStay CBRE Real Estate Fund	$50,001 - $100,000	None	$50,001 - $100,000
Jae S. Yoon[1]	None	None	None	None
For Funds with fiscal year ending October 31 – information is as of October 31, 2023, unless otherwise indicated
Greg Barrato	None	None	None	None

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Steven D. Bleiberg	MainStay Epoch Capital Growth Fund	$500,001 - $1,000,000	None	$500,001 - $1,000,000
William J. Booth	MainStay Epoch International Choice Fund	$500,001 - $1,000,000	None	$500,001 - $1,000,000
Richard Briggs	None	None	None	None
Patrick M. Burton	MainStay Winslow Large Cap Growth Fund	$100,001 - $500,000	$100,001- $500,000	$100,001 - $500,000
Robert Burke	MainStay MacKay U.S. Infrastructure Bond Fund	$1 - $10,000	None	$1 - $10,000
Mark Campellone	None	None	None	None
Peter W. Carpi	MainStay WMC Small Companies Fund	$100,001 - $500,000	None	None
Dohyun Cha	None	None	None	None
Andrew Chan	MainStay PineStone Global Equity Fund MainStay PineStone U.S. Equity Fund	None	Over $1,000,000	Over $1,000,000
Won Choi	None	None	None	None
David Cook	MainStay Fiera SMID Growth Fund	$10,001 - $50,000	None	$10,001 - $50,000
Diliana Deltcheva	None	None	None	None
Michael Denlinger

MainStay MacKay Arizona Muni Fund

MainStay MacKay Colorado Muni Fund

MainStay MacKay International Equity Fund

MainStay MacKay DefinedTerm Municipal Opportunities Fund

MainStay MacKay Oregon Muni Fund

MainStay MacKay Utah Muni Fund

		$0 $0 $10,001 - $50,000 $100,001 - $500,000 $0 $0	$100,001 - $500,000	$100,001 - $500,000
Michael DePalma*	None	None	None	None
Robert DiMella

Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund MainStay MacKay Short Term Municipal Fund

MainStay MacKay DefinedTerm Municipal Opportunities Fund MainStay MacKay Tax Free Bond Fund MainStay MacKay U.S. Infrastructure Bond

Fund

		$10,001 - $50,000 $1 - $10,000 $1 - $10,000 $100,001 - $500,000 $100,001 - $500,000 $1 - $10,000	None	$100,001 - $500,000
Peter A. Dlugosch	None	None	None	None
David Dowden

MainStay MacKay California Tax Free Opportunities Fund Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay International Equity Fund MainStay MacKay New York Tax Free Opportunities Fund MainStay MacKay Short Term Municipal Fund

MainStay Mackay Strategic Municipal Allocation Fund

MainStay MacKay Tax Free Bond Fund MainStay MacKay U.S. Infrastructure Bond Fund

		$1-$10,000 $10,001 - $50,000 $10,000- $50,000 $1 - $10,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000 $10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
Matthew Downs	None	None	None	None
David DuBard	None	None	None	None
Ian France	MainStay MacKay Defined Term Municipal Opportunities Fund	$10,001 - $50,000	None	$10,001 - $50,000
Betsy George	None	None	None	None
Ravi Gill	None	None	None	None
Sanjit Gill	None	None	$50,001-$100,000	$10,001 - $50,000
Steven M. Hamill	MainStay Winslow Large Cap Growth Fund	$100,001 - $500,000	Over $1,000,000	Over $1,000,000
Nate Hudson	MainStay MacKay High Yield Corporate Bond Fund MainStay MacKay Short Duration High Yield Fund	$100,001 -$500,000 $100,001- $500,000	None	$100,001 - $500,000

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Adam H. Illfelder	None	None	None	None
Matt Jacob	None	None	None	None
Rob Katz	None	None	None	None
Justin H. Kelly	MainStay Winslow Large Cap Growth Fund	$1- $10,000	Over $1,000,000	Over $1,000,000
Poul Kristensen	None	None	None	None
John Lawlor	MainStay MacKay High Yield Municipal Bond Fund MainStay MacKay Short Term Municipal Fund MainStay MacKay U.S. Infrastructure Bond Fund	$1- $10,000 $10,001 - $50,000 $10,001 - $50,000	None	$10,001 - $50,000
Frances Lewis	Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay Short Term Municipal Fund MainStay MacKay DefinedTerm Municipal Opportunities Fund MainStay MacKay Tax Free Bond Fund	$50,001 - $100,000 $1 - $10,000 $10,001 - $50,000 $10,001 - 50,000	None	$100,001 - $500,000
John Loffredo	MainStay MacKay California Tax Free Opportunities Fund Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund MainStay MacKay Short Term Municipal Fund MainStay MacKay Tax Free Bond Fund	$1 - $10,000 $10,001 - $50,000 $1 - $10,000 $1 - $10,000 $10,001 - $50,000	None	$10,001 - $50,000
Christopher Mey	None	None	None	None
Neil Moriarty, III	None	None	None	None
Thomas Musmanno*	MainStay MacKay High Yield Municipal Bond Fund MainStay MacKay Strategic Bond Fund MainStay MacKay Tax Free Bond Fund	$10,001 - $50,000 $50,001 - $100,000 $500,001 - $1,000,000	None	$500,001 - $1,000,000
Francis J. Ok	None	None	None	None
Lesya Paisley	None	None	None	None
Christopher Mey	None	None	None	None
Michael Perilli	MainStay MacKay Arizona Muni Fund MainStay MacKay Colorado Muni Fund MainStay MacKay Oregon Muni Fund MainStay MacKay Utah Muni Fund	$0 $0 $0 $0	$0	$0
Glen Petraglia	None	$0	$0	$0
Michael Petty

MainStay MacKay DefinedTerm Municipal Opportunities Fund

Mainstay MacKay High Yield Municipal Bond Fund MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Short Term Municipal Fund MainStay MacKay Tax Free Bond Fund

		$10,001 - $50,000 $10,001 - $50,000 $1 - $10,000 $1 - $10,000 $10,001 - $50,000	$100,001 - $500,000	$100,001 - $500,000
William W. Priest	MainStay Epoch Global Equity Yield Fund MainStay Income Builder Fund	$10,001 - $50,000 None	$100,001 - $500,000	$100,001 -$500,000
Mary L. Pryshlak	None	None	-	-
Sunil M. Reddy	MainStay Fiera SMID Growth Fund	$100,001 - $500,000	$100,001 - $500,000	$100,001 -$500,000
Nadim Rizk	MainStay PineStone Global Equity Fund MainStay PineStone U.S. Equity Fund	None	Over $1,000,000	Over $1,000,000
Lamine Saidi	None	None	None	None
Paulo Salazar	None	None	None	None
Philip Screve	None	None	None	None
Clark Shields	None	None	None	None
Andrew J. Shilling	None	None	None	None
David J. Siino	MainStay Epoch Capital Growth Fund	$50,001 -$100,000	None	$50,001 - $100,000

PORTFOLIO MANAGER	FUND	RANGE OF OWNERSHIP	RANGE OF OWNERSHIP IN SIMILAR INVESTMENT STRATEGIES	TOTAL RANGE OF OWNERSHIP
Edward Silverstein	MainStay MacKay Convertible Fund	Over $1,000,000	None	Over $1,000,000
Kenneth Sommer	None	None	None	None
Amit Soni	None	None	None	None
Scott Sprauer

MainStay Epoch Global Equity Yield Fund Mainstay Epoch U.S. Equity Yield Fund MainStay MacKay California Tax Free Opportunities Fund

MainStay MacKay Arizona Muni Fund

MainStay MacKay Colorado Muni Fund

MainStay MacKay DefinedTerm Municipal Opportunities Fund

MainStay MacKay Oregon Muni Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay Utah Muni Fund

		$10,001 -$50,000 $10,001 -$50,000 $10,001 -$50,000 $0 $0 $10,001 - $50,000 $0 $1 - $10,000 $0	$500,001 - $1,000,000	$500,001 - $1,000,000
Andrew Susser	MainStay MacKay High Yield Corporate Bond Fund	Over $1,000,000	None	Over $1,000,000
Jonathan Swaney	None	None	None	None
Shu-Yang Tan	None	None	None	None
John Tobin	MainStay Epoch Global Equity Yield Fund	None	$10,001 - $50,000	$10,001 - $50,000
Arthur Torrey	None	None	None	None
Kera Van Valen	MainStay Epoch Global Equity Yield Fund	None	$10,001 - $50,000	$10,001 - $50,000
Michael A. Welhoelter	None	None	None	None
Mark A. Whitaker	MainStay WMC Enduring Capital Fund	Over $1,000,000	None	None
Jonathan G. White	None	None	None	None
Thomas Wynn	None	None	None	None
Jae S. Yoon	None	None	None	None
For the Fund with fiscal year ending November 30 – information is as of November 30, 2022, unless otherwise indicated
John M. Musgrave	MainStay Cushing MLP Premier Fund	$10,001 - $50,000	$500,001 - $1,000,000	Over $1,000,000
Saket Kumar	MainStay Cushing MLP Premier Fund	None	None	None

* As of 4/30/23

Potential Portfolio Manager Conflicts

Certain portfolio managers who are responsible for managing certain institutional accounts share a performance fee based on the performance of the account. These accounts are distinguishable from the Funds because they use techniques that are not permitted for the Funds, such as short sales and leveraging. (Note that this conflict only arises with regard to Funds that have a high yield component.)

A portfolio manager who makes investment decisions with respect to multiple Funds and/or other accounts, including accounts in which the portfolio manager is personally invested, may be presented with one or more of the following potential conflicts:

•	The management of multiple Funds and/or accounts may result in the portfolio manager devoting unequal time and attention to the management of each Fund and/or account;

•

If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or account managed by the portfolio manager, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and accounts managed by the portfolio manager;

•

A portfolio manager may take a position for a Fund or account in a security that is contrary to the position held in the same security by other Funds or accounts managed by the portfolio manager. For example, the portfolio manager may sell certain securities short for one Fund or account while other Funds or accounts managed by the portfolio manager simultaneously hold the same or related securities long; and

•

An apparent conflict may arise where an adviser receives higher fees from certain Funds or accounts that it manages than from others, or where an adviser receives a performance-based fee from certain Funds or accounts that it manages and not from others. In these cases, there may be an incentive for a portfolio manager to favor the higher and/or performance-based fee Funds or accounts over other Funds or accounts managed by the portfolio manager.

To address potential conflicts of interest, New York Life Investments and each Subadvisor have adopted various policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a fair and appropriate manner. In addition, New York Life Investments has adopted a Code of Ethics that recognizes the Manager’s obligation to treat all of its clients, including the Fund, fairly and equitably. These policies, procedures and the Code of Ethics are designed to restrict the portfolio manager from favoring one client over another. There is no guarantee that the policies, procedures and the Code of Ethics will be successful in every instance.

For any Fund that is subadvised by more than one Subadvisor, the Manager may be subject to potential conflicts of interest in allocating the Fund’s assets between or among the Subadvisors. These allocation decisions will be made by the Manager in light of its fiduciary duty to act in the Fund’s best interest and will be subject to the general oversight of the Board.

Candriam

Candriam provide portfolio management services to other accounts using substantially similar investment strategies as the MainStay Candriam Emerging Markets Debt Fund and MainStay Candriam Emerging Markets Equity Fund.

The side-by-side management of these accounts with the Funds may raise potential conflicts of interest relating to the allocation of investment opportunities and the aggregation and allocation of trades.

Therefore, Candriam has adopted various policies and procedures designed to disclose and mitigate these potential conflicts of interest. Candriam has set up a Code of Ethics and a Conflicts of Interest Policy, and has implemented structural measures intended to prevent conflicts of interest (i.e., task segmentation, information barriers, etc.) together with the adoption of procedures regarding allocation of investment opportunities and aggregation and allocation of trades.

These procedures are designed to ensure that all clients are treated fairly and equally, and to prevent these kinds of conflicts from influencing the allocation of investment opportunities among clients.

CBRE

A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the MainStay CBRE Funds. These accounts may include, among others, other closed-end funds, mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for a portfolio manager’s various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager’s accounts.

A potential conflict of interest may arise as a result of a portfolio manager’s responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager’s accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

A portfolio manager may also manage accounts whose objectives and policies differ from those of the MainStay CBRE Funds. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by a portfolio manager may have adverse consequences for another account managed by the portfolio manager. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease while the MainStay CBRE Funds maintained their position in that security.

A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees – the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

CBRE recognizes the duty of loyalty it owes to its client and has established and implemented certain policies and procedures designed to control and mitigate conflicts of interest arising from the execution of a variety of portfolio management and trading strategies across the firm’s diverse client base. Such policies and procedures include but are not limited to: (i) investment process, portfolio management and trade allocation procedures; (ii) procedures regarding short sales in securities recommended for other clients; and (iii) procedures regarding personal trading by the firm’s employees (contained in the Code of Ethics).

Cushing

Cushing manages other portfolios with a similar investment strategy to the MainStay Cushing MLP Premier Fund. Conflicts of interest may arise related to the allocation of similar investment opportunities among client portfolios. Cushing has adopted policies and procedures to ensure that all client portfolios are managed in accordance with each client’s investment objective and guidelines and that no client portfolio is inappropriately favored over another.

Epoch

Epoch’s solitary line of business is investment management; therefore, Epoch believes it would not have any significant conflicts of interest in the management of the Funds other than those conflicts of interest that are customary in the asset management industry. For example, as an asset manager to multiple accounts, Epoch faces conflicts of interest related to the allocation of securities, the sequencing of transactions, fee arrangements, the use of brokerage activity to acquire research or brokerage services and proxy voting. Epoch faces other conflicts of interest related to the personal trading activities of its employees.

To address potential conflicts of interest Epoch has adopted various policies and procedures reasonably designed to disclose and mitigate these potential conflicts of interest. For example Epoch has adopted a Code of Ethics and Business Conduct (the “Code”) that contains policies and procedures that address the potential conflict that exists when Epoch employees purchase or sell securities for their personal accounts. The Code generally requires that all transactions in securities by Epoch employees, their spouses and immediate family members be pre-cleared by the compliance department prior to execution. The Code contains policies, inter alia, which prohibit employees from buying or selling securities on the same day that the same security is bought or sold for a client. Securities transactions for employee’s personal accounts are also subject to quarterly reporting requirements, annual holdings disclosure and annual certification and attestation requirements. In addition, the Code requires Epoch and its employees to act in clients’ best interests, abide by all applicable regulations and avoid even the appearance of insider trading.

Additionally, as a result of the merger between Epoch and the Toronto Dominion Bank, Epoch gained a number of TD affiliates, including broker-dealers, some of which may be perceived as presenting a potential conflict of interest. Epoch expects to avoid any potential conflicts by not conducting business with these affiliated entities.

Fiera Capital

Fiera Capital also manages other investment vehicles (the “Related Accounts”). The Related Accounts may invest in the same securities as the MainStay Fiera SMID Growth Fund. As a result, the Related Accounts may compete with such Fund for appropriate investment opportunities. As a general matter, Fiera Capital will consider participation by the Fund in all appropriate investment opportunities that are under consideration by Fiera Capital for the Related Accounts. Fiera Capital will evaluate for the Fund and the Related Accounts a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for the Fund or the Related Accounts at a particular time. Because these considerations may differ for the Fund and the Related Accounts in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Fund and each of the Related Accounts will differ. Fiera Capital will, however, attempt to allocate these investment opportunities in an equitable manner. In doing so, Fiera Capital will take into account applicable laws and regulations, particularly those impacting registered investment companies, like the Fund and its affiliates, including its Related Accounts.

IndexIQ Advisors

The portfolio managers manage accounts for other clients that may hold the same securities or have a similar investment style as the Fund. Because the portfolio managers manage multiple accounts for multiple clients, the potential for conflicts of interest exists. However, the accounts managed by a portfolio manager may not have portfolio compositions identical to those of the Fund due, for example, to specific investment limitations or guidelines present in some accounts but not others, differences in cash flows or purchase or redemption activity. The portfolio managers may purchase securities for one portfolio and not another account, and the performance of securities purchased for one portfolio may vary from the performance of securities purchased for other accounts. A portfolio manager may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, a portfolio manager may purchase a security in one account while appropriately selling that same security in another account. In addition, some of these accounts have fee structures that are or have the potential to be higher than the advisory fees paid by the Fund, which can cause potential conflicts in the allocation of investment opportunities between the Fund and the other accounts. IndexIQ Advisors permits its personnel, including portfolio managers and other investment personnel, to engage in personal securities transactions, including buying or selling securities that are purchased or sold for the Fund. These transactions raise potential conflicts of interests, including when they involve securities owned, purchased or sold on behalf of the Fund.

To address potential conflicts of interest between clients and IndexIQ Advisors, IndexIQ Advisors has developed procedures, including procedures regarding Allocation of Investment Opportunities and Trades and a Code of Ethics to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although IndexIQ Advisors has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Fund and other accounts managed. Additionally, the compensation structure for portfolio managers does not generally provide incentive to favor one account over another because that part of a portfolio manager’s bonus based on performance is not based on the performance of one account to the exclusion of others. There are many other factors considered in determining the portfolio managers’ bonus and there is no formula that is applied to weight the factors listed.

MacKay Shields

MacKay Shields does not favor the interest of one client over another and it has adopted a Trade Allocation Policy designed so that all client accounts will be treated fairly and no one client account will receive, over time, preferential treatment over another.

We maintain investment teams with their own distinct investment process that operate independent of each other when making portfolio management decisions. Certain investment teams consist of Portfolio Managers, Research Analysts, and Traders, while certain other investment teams share Research Analysts and/or Traders. MacKay Shields’ investment teams may compete with each other for the same investment opportunities and/or take contrary positions. At times, two or more of MacKay Shields’ investment teams may jointly manage the assets of a single client portfolio (“Crossover Mandate”). In such instances, the asset allocation decisions will be discussed amongst the various investment teams, but the day-to-day investment decision-making process will typically be made independently by each team for the portion of the Crossover Mandate that team is responsible for managing. Orders within an investment team will typically be aggregated or bunched to reduce the costs of the transactions. Orders are typically not aggregated across investment teams even though there may be orders by separate investment teams to execute the same instrument on the same trading day; provided, however, that orders for the same instrument are typically aggregated across investment teams that are supported by a shared trading desk.

MacKay Shields’ clients have held, and it is expected that in the future they will at times hold, different segments of the capital structure of the same issuer that have different priorities. These investments create conflicts of interest, particularly because MacKay Shields can take certain actions for clients that can have an adverse effect on other clients. For example, certain MacKay Shields clients may hold instruments that are senior or subordinated relative to instruments of the same issuer held by other clients, and any action that the portfolio managers were to take on behalf of the issuer’s senior instrument, for instance, could have an adverse effect on the issuer’s junior instrument held by other clients, and vice versa, particularly in distressed or default situations. To the extent MacKay Shields or any of its employees were to serve on a formal or informal creditor or similar committee on behalf of a client, such conflicts of interest may be exacerbated.

MacKay Shields engages in transactions and investment strategies for certain clients that differ from the transactions and strategies executed on behalf of other clients, including clients that have retained the services of the same investment team. MacKay Shields may make investments for certain clients that they conclude are inappropriate for other clients. For instance, clients within one investment strategy may take short positions in the debt or equity instruments of certain issuers, while at the same time those instruments or other instruments of that issuer are acquired or held long by clients in another investment strategy, or within the same strategy, and vice versa.
Additionally, MacKay Shields’ investment strategies are available through a variety of investment products, including, without limitation, separately managed accounts, private funds, mutual funds and ETFs. Given the different structures of these products, certain clients are subject to terms and conditions that are materially different or more advantageous than available under different products. For example, mutual funds offer investors the ability to redeem from the fund daily, while private funds offer less frequent liquidity. Similarly a client with a separately managed account may have more transparency regarding the positions held in its account than would be available to an investor in a collective investment vehicle. Further, separately managed account clients have the ability to terminate their investment management agreement with little or no notice (subject to the terms of the investment advisory agreement or similar agreement).

As a result of these differing liquidity and other terms, MacKay Shields may acquire and/or dispose of investments for a client either prior to or subsequent to the acquisition and/or disposition of the same or similar securities held by another client. In certain circumstances, purchases or sales of securities by one client could adversely affect the value of the same securities held in another client’s portfolio. In addition, MacKay Shields has caused, and expects in the future to cause, certain clients to invest in opportunities with different levels of concentration or on different terms than that to which other clients invest in the same securities. These differences in terms and concentration could lead to different investment outcomes among clients investing in the same securities. MacKay Shields seeks to tailor its investment advisory services to meet each client’s investment objective, constraints and investment guidelines and MacKay Shields’ judgments with respect to a particular client will at times differ from its judgments for other clients, even when such clients pursue similar investment strategies.

MacKay Shields permits its personnel, including portfolio managers and other investment personnel, to engage in personal securities transactions, including buying or selling securities that it has recommended to, or purchased or sold on behalf of, clients. These transactions raise potential conflicts of interest, including when they involve securities owned or considered for purchase or sale by or on behalf of a client account. MacKay Shields has adopted a Code of Ethics to assist and guide the portfolio managers and other investment personnel when faced with a conflict. MacKay Shields’ services to each client are not exclusive. The nature of managing accounts for multiple clients creates a conflict of interest with regard to time available to serve clients. MacKay Shields and its portfolio managers will devote as much of their time to the activities of each client as they deem necessary and appropriate. Although MacKay Shields strives to identify and mitigate all conflicts of interest, and seeks to treat its clients in a fair and reasonable manner consistent with its fiduciary duties, there may be times when conflicts of interest are not resolved in a manner favorable to a specific client.

Additional material conflicts of interest are presented within Part 2A of MacKay Shields’ Form ADV.

New York Life Investments

Certain employees of the Manager, such as portfolio managers and other investment personnel, may be responsible for managing investments in the Funds as well as investments held by various other accounts, which may include separate accounts and unregistered investment companies. Consequently conflicts may arise between the interest of the Manager and/or Subadvisor in its investment management activities related to the Funds and potentially its interest in its investment management activities related to various other accounts it manages. Such conflicts principally arise with respect to the allocation of investment opportunities and performance-based compensation arrangements of the Funds and other managed accounts.

To address potential conflicts of interest between the clients and the Manager, New York Life Investments has developed Aggregation and Allocation Policies and Procedures (trading costs and investment opportunities) and a Code of Ethics (Personal Trading) to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although the Manager has adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Funds and other accounts managed.

NYL Investors LLC

To address potential conflicts of interest between the clients and the Manager, NYL Investors has developed Allocation Procedures, Codes of Ethics and Policies and Procedures for Portfolio Management and Trades in Securities to assist and guide the portfolio managers and other investment personnel when faced with a conflict. Although the Manager and NYL Investors have adopted such policies and procedures to provide for equitable treatment of trading activity and to ensure that investment opportunities are allocated in a manner that is fair and appropriate, it is possible that unforeseen or unusual circumstances may arise that may require different treatment between the Funds and other accounts managed.

PineStone

PineStone also manages other investment vehicles (the “Related Accounts”). The Related Accounts may invest in the same securities as the Funds where PineStone is the subadvisor. As a result, the Related Accounts may compete with the Funds where PineStone is the subadvisor for appropriate investment opportunities. As a general matter, PineStone will consider participation by a Fund in all appropriate investment opportunities that are under consideration by PineStone for the Related Accounts. PineStone will evaluate for the Funds and the Related Accounts a variety of factors that may be relevant in determining whether a particular investment opportunity or strategy is appropriate and feasible for a Fund or the Related Accounts at a particular time. Because these considerations may differ for a Fund and the Related Accounts in the context of any particular investment opportunity and at any particular time, the investment activities and future investment performance of the Funds where PineStone is the subadvisor and each of the Related Accounts will differ. PineStone will, however, attempt to allocate these investment opportunities in an equitable manner. In doing so, PineStone will take into account applicable laws and regulations, particularly those impacting registered investment companies, like the Funds and their affiliates, including its Related Accounts.

Wellington

Individual investment professionals at Wellington manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts and hedge funds. Each Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Funds. Portfolio Managers generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations and risk profiles that differ from those of the Funds. The Portfolio Managers make investment decisions for each account, including the relevant Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Portfolio Managers may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the relevant Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies and/or holdings to that of the relevant Fund.

A Portfolio Manager or other investment professionals at Wellington may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the relevant Fund, or make investment decisions that are similar to those made for the relevant Fund, both of which have the potential to adversely impact the relevant Fund depending on market conditions. For example, an investment professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, a Portfolio Manager may purchase the same security for the relevant Fund and one or more other accounts at or about the same time. In those instances the other accounts will have access to their respective holdings prior to the public disclosure of the relevant Fund’s holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington receives for managing the Funds. Messrs. DuBard, Shilling , Whitaker, White and Ms. Pryshlak also manage accounts which pay performance allocations to Wellington or its affiliates. Because incentive payments paid by Wellington to the Portfolio Managers are tied to revenues earned by Wellington and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Portfolio Manager. Finally, the Managers may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

Wellington’s goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs and compliance with the firm’s Code of Ethics and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington periodically review the performance of Wellington’s investment professionals. Although Wellington does not track the time an investment professional spends on a single account, Wellington does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional’s various client mandates.

Winslow Capital

Winslow Capital acknowledges its fiduciary duty to follow trading procedures that meet each client’s investment objectives and guidelines. Winslow Capital will manage the Portfolio and all other institutional clients in the Large Cap Growth product essentially identically. Pursuant to Winslow Capital’s “Trade Management Policy,” the firm treats all clients fairly in the execution of orders and allocation of trades. Pursuant to Winslow Capital’s “Trade Order

Processing Policy,” the firm processes trade orders for its clients in a consistent, controlled, transparent and accountable manner.

It is Winslow Capital’s practice to aggregate multiple contemporaneous client purchase or sell orders into a block order for execution. If the aggregated order is not filled in its entirety, the partially filled order is allocated pro rata based on the original allocation. Clients’ accounts for which orders are aggregated receive the average share price of such transaction. Any transaction costs incurred in the aggregated transaction will be shared pro rata based on each client’s participation in the transaction.

Winslow Capital has also established and will maintain and enforce a Code of Ethics to set forth the standards of conduct expected of employees, to require compliance with the federal securities laws, and to uphold Winslow Capital’s fiduciary duties. This Code of Ethics also addresses the personal securities trading activities of Access Persons in an effort to detect and prevent illegal or improper personal securities transactions.

Winslow Capital believes that it has addressed all potential conflicts of interest that may exist in connection with the investment manager’s management of the investments of the Fund and the investments of the other accounts under its management.

PORTFOLIO TRANSACTIONS AND BROKERAGE

Purchases and sales of securities on a securities exchange are effected by brokers, and the Funds pay a brokerage commission for this service. In transactions on stock exchanges in the United States, these commissions are negotiated, whereas on many foreign stock exchanges these commissions are fixed. In the OTC markets, securities (i.e., municipal bonds, other debt securities and some equity securities) are generally traded on a “net” basis with dealers acting as principal for their own accounts without a stated commission, although the price of the security usually includes a profit to the dealer. Transactions in certain OTC securities also may be effected on an agency basis, when the total price paid (including commission) is equal to or better than the best total prices available from other sources. In underwritten offerings, securities are usually purchased at a fixed price that includes an amount of compensation to the underwriter, generally referred to as the underwriter’s concession or discount. On occasion, certain money market instruments may be purchased directly from an issuer, in which case no commissions or discounts are paid.

Because the MainStay Asset Allocation Funds primarily invest all of their assets in shares of Underlying Funds other than ETFs, they generally do not pay brokerage commissions and related costs with respect to their investments in Underlying Funds (other than ETFs), but do indirectly bear a proportionate share of these costs incurred by the Underlying Funds in which they invest. Purchases and sales of ETFs generally are subject to brokerage commissions and related costs.

In effecting purchases and sales of portfolio securities for the account of a Fund, the Fund’s Manager or Subadvisor will seek the best execution of the Fund’s orders. The Board has adopted policies and procedures that govern the selection of broker/dealers to effect securities transactions on behalf of a Fund. Under these policies and procedures, the Manager or Subadvisor must consider not only the commission rate, spread or other compensation paid, but the price at which the transaction is executed, bearing in mind that it may be in a Fund’s best interests to pay a higher commission, spread or other compensation in order to receive better execution. The Manager or Subadvisor may consider other factors, including the broker’s integrity, specialized expertise, speed, ability or efficiency, research or other services. The Manager or Subadvisor may not consider a broker’s promotional or sales efforts on behalf of any Fund as part of the broker selection process for executing Fund transactions. Furthermore, neither the Funds nor the Manager may enter into agreements under which a Fund directs brokerage transactions (or revenue generated from those transactions) to a broker to pay for distribution of Fund shares.

Currently, New York Life Investments is affiliated with two broker/dealers, NYLIFE Securities LLC and NYLIFE Distributors LLC (each an “Affiliated Broker” and collectively, the “Affiliated Brokers”), neither of which have institutional capacity to underwrite securities that would be purchased by, or effect portfolio transactions for, the MainStay Group of Funds.

As permitted by Section 28(e) of the 1934 Act, the Manager or a Subadvisor may, subject to the restrictions of Markets in Financial Instruments Directive (“MiFID II”) as described below, cause a Fund to pay a broker/dealer, except the Affiliated Brokers, that provides brokerage and research services to the Manager or Subadvisor an amount of commission for effecting a securities transaction for a Fund in excess of the amount other broker/dealers would have charged for the transaction if the Manager or the Subadvisor determines in good faith that the greater commission is reasonable in relation to the value of the brokerage and research services provided by the executing broker/dealer viewed in terms of either a particular transaction or the Manager’s or the Subadvisor’s overall responsibilities to the Fund or to its other clients. The term “brokerage and research services” includes advice as to the value of securities, the advisability of investing in, purchasing, or selling securities and the availability of securities or of purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; and effecting securities transactions and performing functions incidental thereto such as clearance and settlement. No commission payments were made to Affiliated Brokers in the last three fiscal periods.

Under MiFID II, investment managers in the EU providing portfolio management services or investment advice on an independent basis will no longer be able to use soft dollars to pay for research as they must now unbundle payments for research from payments for trade execution to pay for research from brokers. As part of their portfolio management or independent investment advice activities, investment managers in the EU will be required to either pay for research out of their own profit or agree with clients to have research costs paid by clients through research payment accounts that are funded out of execution commissions or by a specific client research charge.

Although commissions paid on every transaction will, in the judgment of the Manager or the Subadvisors, be reasonable in relation to the value of the brokerage services provided, commissions exceeding those that another broker might charge may be paid to broker/dealers, except the Affiliated Brokers, who were selected to execute transactions on behalf of the Fund and the Manager’s or the Subadvisors’ other clients in part for providing advice as to the availability of securities or of purchasers or sellers of securities and services in effecting securities transactions and performing functions incidental thereto such as clearance and settlement.

Broker/dealers may be willing to furnish statistical, research and other factual information or services (“Research”) to the Manager or the Subadvisors for no consideration other than brokerage or underwriting commissions. Research provided by brokers is used for the benefit of all of the Manager’s or the Subadvisors’ clients and not solely or necessarily for the benefit of the Funds. The Manager’s or the Subadvisors’ investment management personnel attempt to evaluate the quality of Research provided by brokers. Results of this effort are sometimes used by the Manager or the Subadvisors as a consideration in the selection of brokers to execute portfolio transactions. Certain of the Funds may participate in commission recapture programs with certain brokers selected by the Manager. Under these programs, a Fund may select a broker or dealer to effect transactions for the Fund whereby the broker or dealer uses a negotiated portion of the commissions earned on such brokerage transactions to pay bona fide operating expenses of the Fund. Such expenses may include fees paid directly to the broker or dealer, to an affiliate of the broker or dealer, or to other service providers, for transfer agency, sub-transfer agency, recordkeeping, or shareholder services or other bona fide services of the Funds.

In certain instances there may be securities that are suitable for a Fund’s portfolio as well as for that of another MainStay Fund or one or more of the other clients of the Manager or the Subadvisors. Investment decisions for a Fund and for the Manager’s or the Subadvisors’ other clients are made independently from those of the other accounts and investment companies that may be managed by the Manager or the Subadvisor with a view to achieving their respective investment objectives. It may develop that a particular security is bought or sold for only one client even though it might be held by, or bought or sold for, other clients. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling that same security. Some simultaneous transactions are inevitable when several clients receive investment advice from the same investment adviser, particularly when the same security is suitable for the investment objectives of more than one client. When two or more clients are simultaneously engaged in the purchase or sale of the same security, the securities are allocated among clients in a manner believed to be equitable to each. It is recognized that in some cases this system could have a detrimental effect on the price or volume of the security in a particular transaction as far as a Fund is concerned. The Manager and Subadvisors believe that over time the Funds’ ability to participate in volume transactions will produce better executions for the Funds.

The Management fees paid by the MainStay Group of Funds, on behalf of each Fund, to the Manager and the Subadvisory fees that the Manager pays on behalf of certain Funds to the Subadvisors will not be reduced as a consequence of the Manager’s or the Subadvisors’ receipt of brokerage and research services. To the extent a Fund’s transactions are used to obtain such services, the brokerage commissions paid by the Fund will exceed those that might otherwise be paid, by an amount that cannot be clearly determined. Such services would be useful and of value to the Manager and the Subadvisors in serving both the Funds and other clients and, conversely, such services obtained by the placement of brokerage business of other clients would be useful to the Manager and the Subadvisors in carrying out their obligations to the Funds.

The table below shows information on brokerage commissions paid by each of the Funds for the three most recently completed fiscal years, all of which were paid to entities that are not affiliated with the Funds, the Manager or the Distributor.

Brokerage Commissions

	2023	2022	2021
Funds with fiscal year end April 30
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$1,135,046	$794,228	$210,095
MainStay CBRE Real Estate Fund	383,553	378,832	574,736
MainStay Conservative ETF Allocation Fund	17,917	23,935	19,160
MainStay Equity ETF Allocation Fund	21,976	26,048	12,732
MainStay Growth ETF Allocation Fund	36,520	37,157	20,629
MainStay MacKay Short Term Municipal Fund	0	3,850	550
MainStay MacKay Strategic Municipal Allocation Fund	4,145	1,700	880
MainStay Moderate ETF Allocation Fund	47,520	61,239	37,692

	2023	2022	2021
Funds with fiscal year end October 31
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$4,486	$3,297	$2,599
MainStay Income Builder Fund	395,567	491,889	254,600
MainStay MacKay Convertible Fund	95,268	39,904	61,315
MainStay MacKay High Yield Corporate Bond Fund	297	1,366	2,354
MainStay MacKay Strategic Bond Fund	48,006	51,597	28,114
MainStay MacKay Tax Free Bond Fund	65,301	134,566	83,074
MainStay MacKay U.S. Infrastructure Bond Fund	4,643	7,334	4,371
MainStay Winslow Large Cap Growth Fund	3,802,290	3,746,106	4,030,687
MainStay WMC Enduring Capital Fund	17,656	5,018	66,968
MainStay WMC Value Fund	202,930	151,512	232,900
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$65,550	$135,913	$197,311
MainStay Candriam Emerging Markets Equity Fund	76,016	91,792	51,178
MainStay Conservative Allocation Fund	0	123,364	0
MainStay Epoch Capital Growth Fund	45,151	26,451	33,518
MainStay Epoch Global Equity Yield Fund	463,265	552,106	258,658
MainStay Epoch International Choice Fund	160,219	249,019	204,041
MainStay Epoch U.S. Equity Yield Fund	241,196	273,247	72,479
MainStay Equity Allocation Fund	0	70,110	0
MainStay Fiera SMID Growth Fund	79,349	0	0
MainStay Growth Allocation Fund	0	215,945	0
MainStay MacKay California Tax Free Opportunities Fund	25,055	21,388	12,845
MainStay MacKay High Yield Municipal Bond Fund	237,368	92,204	10,956
MainStay MacKay New York Tax Free Opportunities Fund	22,938	20,575	793
MainStay MacKay Short Duration High Income Fund	60	11	265
MainStay MacKay Strategic Municipal Allocation Fund	2,208	0	0
MainStay MacKay Total Return Bond Fund	25,685	66,751	50,474
MainStay Moderate Allocation Fund	0	221,064	0
MainStay PineStone Global Equity Fund	3,327	0	0
MainStay PineStone International Equity Fund	50,704	0	0
MainStay PineStone U.S. Equity Fund	19,938	0	0
MainStay S&P 500 Index Fund	19,337	8,480	28,055
MainStay Short Term Bond Fund	6,025	6,198	5,224
MainStay WMC Growth Fund	110,810	96,308	321,779
MainStay WMC International Research Equity Fund	110,476	84,632	346,603
MainStay WMC Small Companies Fund	385,470	274,509	546,567

	2022	2021	2020
Fund with fiscal year end November 30
MAINSTAY FUNDS TRUST
MainStay Cushing MLP Premier Fund	$899,515	$1,007,845	$1,368,729

As of the most recent fiscal year end, the Funds held securities of the following broker/dealers (as defined in Rule 10b-1 under the 1940 Act) or their parent companies.

FUND	BROKER/DEALER	MARKET VALUE
Funds with fiscal year end April 30
None	None	$0
MAINSTAY FUNDS TRUST

FUND	BROKER/DEALER	MARKET VALUE
Funds with fiscal year end October 31
MAINSTAY FUNDS
MainStay Income Builder Fund	Bank of America Corp.	$9,358,665
	Barclays plc	2,282,395
	Citigroup Commercial Mortgage Trust	522,333
	Citigroup, Inc.	5,298,833
	Goldman Sachs Group, Inc. (The)	4,037,592
	J.P. Morgan Mortgage Acquisition Trust	170,402
	J.P. Morgan Mortgage Trust	603,332
	JPMorgan Chase & Co.	9,008,527
	Morgan Stanley	2,640,567
	Morgan Stanley Bank of America Merrill Lynch Trust	1,154,123
	Morgan Stanley Capital I Trust	807,373
	UBS Group AG	3,177,797
	Wells Fargo & Co.	1,344,923
	Wells Fargo Commercial Mortgage Trust	1,540,154
MainStay MacKay Convertible Fund	Bank of America Corp.	12,714,230
	Goldman Sachs Financial Square Government Fund	12,000,000
	RBC U.S. Government Money Market Fund	1,000,000
	Wells Fargo & Co.	12,202,378
MainStay MacKay High Yield Corporate Bond Fund	Jefferies Finance LLC	29,984,091
MainStay MacKay Strategic Bond Fund	Bank of America Corp.	5,721,472
	Barclays plc	2,789,773
	Citigroup Commercial Mortgage Trust	1,057,839
	Citigroup, Inc.	5,820,874
	Goldman Sachs Group, Inc. (The)	3,635,539
	J.P. Morgan Mortgage Acquisition Trust	47,207
	JPMorgan Chase & Co.	362,417
	Morgan Stanley	3,947,274
	Morgan Stanley ABS Capital I, Inc. Trust	468,538
	Morgan Stanley Bank of America Merrill Lynch Trust	897,365
	UBS Group AG	3,765,721
	Wells Fargo & Co.	5,672,178
	Wells Fargo Commercial Mortgage Trust	1,751,980
MainStay Money Market Fund	Bofa Securities, Inc.	30,000,000
	RBC Capital Markets LLC	15,477,000
	TD Securities, Inc.	15,000,000
MainStay WMC Value Fund	JPMorgan Chase & Co.	31,785,918
	Morgan Stanley	12,197,258
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	Bank of America Corp.	$2,372,326
	Barclays plc	1,367,045
	Citigroup Commercial Mortgage Trust	807,743
	Citigroup, Inc.	2,243,802
	Goldman Sachs Group, Inc. (The)	846,797
	JPMorgan Chase & Co.	10,569,757
	Morgan Stanley	4,848,337
	Morgan Stanley Bank NA	413,969
	UBS Group AG	1,098,629
	Wells Fargo & Co.	1,004,565
MainStay Epoch Global Equity Yield Fund	Bank of America Corp.	6,587,766
	JPMorgan Chase & Co.	9,887,583
MainStay Epoch U.S. Equity Yield Fund	Bank of America Corp.	15,105,858
	JPMorgan Chase & Co.	20,988,743
MainStay Equity Allocation Fund	J.P. Morgan IDEX Pure Size Short	-2,940,971
MainStay Growth Allocation Fund	J.P. Morgan IDEX Pure Size Short	-3,281,950
MainStay MacKay Short Duration High Income Fund	Jefferies Finance LLC	1,683,961
MainStay MacKay Total Return Bond Fund	Bank of America Corp.	4,925,652
	Barclays plc	1,786,471
	Citigroup Commercial Mortgage Trust	823,565
	Citigroup, Inc.	2,370,491
	Goldman Sachs Group, Inc. (The)	2,439,563
	J.P. Morgan Chase Commercial Mortgage Securities Trust	1,130,420
	J.P. Morgan Mortgage Trust	578,452
	JPMorgan Chase & Co.	2,040,256
	Morgan Stanley	1,934,237
	Morgan Stanley Bank of America Merrill Lynch Trust	428,390

FUND	BROKER/DEALER	MARKET VALUE
	UBS Group AG	2,197,680
	Wells Fargo & Co.	1,854,995
	Wells Fargo Bank NA	161,393
	Wells Fargo Commercial Mortgage Trust	1,103,262
MainStay S&P 500 Index Fund	Bank of America Corp.	5,830,043
	Citigroup, Inc.	2,434,677
	Goldman Sachs Group, Inc. (The)	3,204,604
	JPMorgan Chase & Co.	12,938,281
	Morgan Stanley	2,892,855
	Wells Fargo & Co.	4,658,658
MainStay Short Term Bond Fund	Bank of America Corp.	3,075,530
	Barclays plc	1,934,433
	Citigroup, Inc.	1,026,645
	Goldman Sachs Group, Inc. (The)	278,945
	JPMorgan Chase & Co.	1,116,024
	JPMorgan U.S. Government Money Market Fund, IM Class	2,775,321
	Morgan Stanley	2,423,944
	Morgan Stanley Bank NA	603,907
	Toronto-Dominion Bank (The)	345,042
	UBS Group AG	618,703
	Wells Fargo & Co.	1,706,922
MainStay WMC International Research Equity Fund	RBC U.S. Government Money Market Fund	50,000

FUND	BROKER/DEALER	MARKET VALUE
Funds with fiscal year end November 30
MAINSTAY FUNDS TRUST
None	None	$0

As of the reporting date of this SAI, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund had not commenced operations. Therefore, no brokerage commissions were paid by these Funds.

A Fund’s portfolio turnover rate is calculated by dividing the lesser of sales or purchases of portfolio securities by the average monthly value of the Fund’s portfolio securities. For purposes of this calculation, portfolio securities will exclude purchases and sales of debt securities having maturity at the date of purchase of one year or less.

The turnover rate for a Fund will vary from year-to-year and depending on market conditions, turnover could be greater in periods of unusual market movement and volatility. A higher turnover rate generally would result in greater brokerage commissions, particularly in the case of an equity-oriented Fund, or other transactional expenses which must be borne, directly or indirectly, by the Fund and, ultimately, by the Fund’s shareholders. High portfolio turnover may result in increased brokerage commissions and in the realization of a substantial increase in net short-term capital gains by the Fund which, when distributed to non-tax-exempt shareholders, will be treated as dividends (ordinary income).

Because the Manager does not expect to reallocate the assets of the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds among the Underlying Funds and Underlying ETFs, respectively, on a frequent basis, the portfolio turnover rate for those Funds is expected to be lower in comparison to most mutual funds. However, the MainStay Funds of Funds indirectly bear the expenses associated with the portfolio turnover of the Underlying Funds and Underlying ETFs, a number of which have high (i.e., greater than 100%) portfolio turnover rates. Portfolio turnover rates for each Underlying Fund and Underlying ETF for which financial highlights are available are provided in the financial highlights section of the applicable prospectus.

SECURITIES LENDING

Pursuant to an agreement between the MainStay Group of Funds and JPMorgan, the Funds may lend their portfolio securities to certain qualified borrowers. As securities lending agent for the Funds, JPMorgan administers the Funds’ securities lending program. The services provided to the Funds by JPMorgan with respect to the Funds’ securities lending activities include, among other things: locating approved borrowers and arranging loans; collecting fees and rebates due to a Fund from a borrower; monitoring daily the value of the loaned securities and collateral and marking to market the daily value of securities on loan; collecting and maintaining necessary collateral; managing qualified dividends; negotiating loan terms; selecting securities to be loaned; recordkeeping and account servicing; monitoring dividend activity and material proxy votes relating to loaned securities; and arranging for return of loaned securities to the Funds at loan termination; and pursuing contractual remedies on behalf of the lending Fund if a borrower defaults on a loan. It is estimated that the following Funds earned income and incurred costs and expenses as a result of their securities lending activities and the receipt of related services:

SECURITIES LENDING	GROSS INCOME	REVENUE SPLIT	CASH COLLATERAL MANAGEMENT FEES	ADMINISTRATIVE FEES		INDEMNIFICATION FEES		REBATES PAID TO BORROWERS	OTHER FEES		TOTAL COST	NET INCOME
Funds with fiscal year end April 30
MAINSTAY FUNDS TRUST
MainStay CBRE Global Infrastructure Fund	$86,999	$8,599	$0	$	NA	$	NA	$0	$	NA	$8,599	$78,400
MainStay CBRE Real Estate Fund	1,830	190	0		N/A		N/A	0		N/A	190	1,640
MainStay Conservative ETF Allocation Fund	135,963	13,453	0		N/A		N/A	0		N/A	13,453	122,510
MainStay Equity ETF Allocation Fund	23,510	2,323	0		N/A		N/A	0		N/A	2,323	21,187
MainStay Growth ETF Allocation Fund	167,726	16,552	0		N/A		N/A	0		N/A	16,552	151,174
MainStay Moderate ETF Allocation Fund	233,837	23,105	0		N/A		N/A	0		N/A	23,105	210,732

SECURITIES LENDING	GROSS INCOME	REVENUE SPLIT	CASH COLLATERAL MANAGEMENT FEES	ADMINISTRATIVE FEES		INDEMNIFICATION FEES		REBATES PAID TO BORROWERS	OTHER FEES		TOTAL COST	NET INCOME
Funds with fiscal year end October 31
MAINSTAY FUNDS
MainStay Candriam Emerging Markets Debt Fund	$22,411	$2,146	$0	$	N/A	$	N/A	$0	$	N/A	$2,146	$20,265
MainStay Income Builder Fund	171,015	16,922	0		N/A		N/A	0		N/A	16,922	154,093
MainStay MacKay Convertible Fund	3,039,759	304,397	0		N/A		N/A	0		N/A	304,397	2,735,361
MainStay MacKay High Yield Corporate Bond Fund	0	0	0		N/A		N/A	0		N/A	0	0
MainStay MacKay Strategic Bond Fund	58,666	5,884	0		N/A		N/A	0		N/A	5,884	52,782
MainStay MacKay U.S. Infrastructure Bond Fund	0	0	0		N/A		N/A	0		N/A	0	0
MainStay Winslow Large Cap Growth Fund	1,569	144	0		N/A		N/A	0		N/A	144	1,425
MainStay WMC Enduring Capital Fund	14,347	1,400	0		N/A		N/A	0		N/A	1,400	12,946
MainStay WMC Value Fund	10,508	-1,599	0		N/A		N/A	0		N/A	-1,599	12,106
MAINSTAY FUNDS TRUST
MainStay Balanced Fund	$38,164	$3,188	$0	$	N/A	$	N/A	$0	$	N/A	$3,188	$34,977
MainStay Candriam Emerging Markets Equity Fund	4,968	457	0		N/A		N/A	0		N/A	457	4,511
MainStay Epoch Capital Growth Fund	4,005	372	0		N/A		N/A	0		N/A	372	3,633
MainStay Epoch Global Equity Yield Fund	97,354	9,720	0		N/A		N/A	0		N/A	9,720	87,634
MainStay Epoch International Choice Fund	3,526	368	0		N/A		N/A	0		N/A	368	3,157
MainStay Epoch U.S. Equity Yield Fund	23,737	2,336	0		N/A		N/A	0		N/A	2,336	21,400
MainStay Floating Rate Fund	0	0	0		N/A		N/A	0		N/A	0	0
MainStay MacKay High Yield Municipal Bond Fund	0	0	0		N/A		N/A	0		N/A	0	0
MainStay MacKay Short Duration High Income Fund	0	0	0		N/A		N/A	0		N/A	0	0
MainStay MacKay Total Return Bond Fund	62,908	6,267	0		N/A		N/A	0		N/A	6,267	56,641
MainStay S&P 500 Index Fund	17,409	1,678	0		N/A		N/A	0		N/A	1,678	15,731
MainStay Short Term Bond Fund	0	0	0		N/A		N/A	0		N/A	0	0
MainStay WMC Growth Fund	1,827	140	0		N/A		N/A	0		N/A	140	1,687
MainStay WMC International Research Equity Fund	18,150	1,822	0		N/A		N/A	0		N/A	1,822	16,329
MainStay WMC Small Companies Fund	74,517	6,752	0		N/A		N/A	0		N/A	6,752	67,765

During the most recent fiscal year end, none of the other Funds covered in this SAI engaged in securities lending activities and, as a result, did not earn income or incur costs or expenses associated with such activities.

HOW PORTFOLIO SECURITIES ARE VALUED

Portfolio securities of the MainStay Money Market Fund are valued at their amortized cost (in accordance with the MainStay Group of Funds Rule 2a-7 Procedures adopted to implement the requirements of Rule 2a-7 under the 1940 Act), which does not take into account unrealized securities gains or losses. This method involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any premium paid or discount received. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Fund would receive if it sold the instrument. During such periods, the yield to an investor in the Fund may differ somewhat than that obtained in a similar investment company that uses available market quotations to value all of its portfolio securities. During periods of declining interest rates, the quoted yield on shares of the MainStay Money Market Fund may tend to be higher than a computation made by a fund with identical investments utilizing a method of valuation based upon prevailing market prices and estimates of such market prices for all of its portfolio instruments. Thus, if the use of amortized costs by the MainStay Money Market Fund resulted in a lower aggregate portfolio value on a particular day, a prospective investor in the Fund would be able to obtain a somewhat higher yield if he or she purchased shares of the Fund on that day, than would result from investing in a fund utilizing solely market values, and existing shareholders in the Fund would receive less investment income. The converse would apply in a period of rising interest rates.

The Board has also established procedures designed to stabilize, to the extent reasonably possible, the MainStay Money Market Fund’s price per share as computed for the purpose of sales and redemptions at $1.00. Such procedures include review of the MainStay Money Market Fund’s portfolio by the Board, at such intervals as they deem appropriate, to determine whether the Fund’s NAV calculated by using available market quotations or market equivalents (the determination of value by reference to interest rate levels, quotations of comparable securities and other factors) deviates from $1.00 per share based on amortized cost.

The extent of deviation between the MainStay Money Market Fund’s NAV based upon available market quotations or market equivalents and $1.00 per share based on amortized cost will be periodically examined by the Board. If such deviation exceeds one-half of 1%, the Board will promptly consider what action, if any, will be initiated. In the event the Board determines that a deviation exists which may result in material dilution or other unfair results to investors or existing shareholders, they will take such corrective action as they regard to be necessary and appropriate, including the sale of portfolio instruments prior to maturity to realize capital gains or losses or to shorten average portfolio maturity; withholding part or all of dividends or payment of distributions from capital or capital gains; redemptions of shares in kind; or establishing a NAV per share by using available market quotations or equivalents. In addition, in an effort to stabilize the NAV per share at $1.00, the Board has the authority to, among other things, (1) reduce or increase the number of shares outstanding on a pro rata basis (such as through a reverse stock split), and (2) to offset each shareholder’s pro rata portion of the deviation between the NAV per share and $1.00 from the shareholder’s accrued dividend account or from future dividends. In each case, measures taken by the Board in an effort to stabilize the NAV per share at $1.00 are subject to applicable law and the provisions of the MainStay Funds’ organizational documents.

The Board designated the Manager as the valuation designee pursuant to Rule 2a-5 under the 1940 Act and delegated to the Manager the responsibility for making fair value determinations with respect to the Funds’ portfolio securities. Under the general oversight of the Board, the Manager, with the assistance of the Subadvisors, will monitor the valuations used by each Fund, the adequacy and the reliability of the sources used to obtain prices and the application of the procedures.

The Funds’ valuation procedures permit the Funds to use a variety of valuation methodologies in connection with valuing the Funds’ investments. The methodology used for a specific type of investment may vary based on the market data available or other considerations. Neither the description of the Funds’ valuation procedures in the Prospectuses and the shareholder reports, nor the following information is intended to reflect an exhaustive list of the methodologies a Fund may use to value its investments. The methodologies summarized in the Prospectuses, the shareholder reports and below may not represent the specific means by which a Fund’s investments are valued on any particular business day.

Portfolio securities of each of the other Funds are valued:

1.

By appraising common and preferred stocks that are traded on the NYSE or other exchanges and the National Market System (“NMS”) at the last sale price of the exchange on that day or, if no sale occurs on such exchange, at the last quoted sale price up to the time of valuation on any other national securities exchange; if no sale occurs on that day, the stock shall be valued at the mean between the closing bid price and asked price as provided by a recognized pricing agent selected by a Fund’s Manager or Subadvisor. (NOTE: excessive spreads or infrequent trading may indicate a lack of readily available market quotations that may then be “fair valued” in accordance with fair valuation policies established by the Board);

2.	By appraising OTC common and preferred stocks quoted on the NASDAQ system (but not listed on the NMS) at the NASDAQ Official Closing Price supplied through such system;

3.

By appraising OTC and foreign traded common and preferred stocks not quoted on the NASDAQ system and foreign securities traded on certain foreign exchanges whose operations are similar to the U.S. over-the-counter market at prices supplied by a recognized pricing agent selected by a Fund’s Manager or Subadvisor, or if the prices are deemed by the Manager or the Subadvisor not to be representative of market values, the security is to be “fair valued” in accordance with fair valuation policies established by the Board;

4.

By appraising debt securities and all other liquid securities and other liquid assets at prices supplied by a pricing agent or broker/dealer, selected by the Manager, in consultation with a Fund’s Subadvisor, if any, if those prices are deemed by a Fund’s Manager or Subadvisor to be representative of market values at the close of the New York Stock Exchange;

5.

By appraising short-term debt securities with a remaining maturity of 60 days or less using the amortized cost method of valuation when the amortized cost value is determined to approximate fair value established using market-based and issuer-specific factors;

6.	By appraising exchange-traded options and futures contracts at the last posted settlement price on the market where any such option or futures contract is principally traded;

7.	By appraising OTC options at the price obtained from the appropriate option pricing model on Bloomberg or other comparable service as established by the Manager;

8.

By appraising forward foreign currency exchange contracts held by the Funds at their respective fair market values determined on the basis of the mean between the last current bid and asked prices based on dealer or exchange quotations;

9.

By appraising swaps at a price provided daily by an independent pricing source or if an independent pricing source is not available, they will be valued by the Manager using market-based prices provided by independent pricing sources or broker-dealer bid quotations. Centrally cleared swaps will be valued using prices determined by the relevant exchange, if applicable;

10.	Securities that cannot be valued by the methods set forth above and all other assets, are valued in good faith at “fair value” in accordance with valuation policies established by the Board; and

11.	Investments in mutual funds are valued at their NAV at the close of business each day.

If the NYSE is closed due to inclement weather, technology problems or any other reason on a day it would normally be open for business, or the NYSE has an unscheduled early closing on a day it has opened for business, the Funds reserve the right to treat such day as a business day and accept purchase and redemption orders until, and calculate a NAV as of, the normally scheduled close of regular trading on NYSE for that day, so long as New York Life Investments believes there remains an adequate market to meet purchase and redemption orders for that day. A Fund reserves the right to close, and therefore not accept purchase and redemption orders or calculate a NAV for that day, if the primary trading markets of the Fund’s portfolio instruments are closed (such as additional holidays on which such markets are closed) and the Fund’s management believes that there is not an adequate market to meet purchase or redemption requests on such day. On any business day when the Securities Industry and Financial Markets Association recommends that the bond markets close trading early, a Fund reserves the right to close at such earlier closing time, and therefore accept purchase and redemption orders until and calculate a NAV as of such earlier closing time.

Floating rate loans are not listed on any securities exchange or board of trade. Some loans are traded by institutional investors in an OTC secondary market that has developed in the past several years. This secondary market generally has fewer trades and less liquidity than the secondary markets for other types of securities. Some loans have few or no trades. Accordingly, determinations of the value of loans may be based on infrequent and dated trades. Because there is less reliable, objective market value data available, elements of judgment may play a greater role in valuation of loans than for other types of securities. Typically floating rate loans (and other debt obligations, such as collateralized debt obligations and collateralized loan obligations) are valued using information provided by an independent third party pricing agent.

With respect to prices supplied by a pricing agent, these prices are generally based on, among other things, as applicable, benchmark yields, observed transactions, bids, offers, quotations from dealers and electronic trading platforms, the new issue market, credit, interest rate and liquidity conditions, spreads and other observations for the specific security and comparable securities. Prior to utilizing a new pricing agent that provides prices for portfolio securities, the Manager will review the valuation methodologies, assumptions, inputs and tools employed by the pricing agent to determine their evaluated prices. On an ongoing basis, the Manager, with the assistance of the Subadvisors, reviews the process used by each pricing agent, including the pricing agent’s valuation methodologies, assumptions, inputs and tools employed by the pricing agent to determine their evaluated prices, the frequency of updating its prices, the controls at the pricing agent to ensure that its procedures are followed, and the documentation setting forth any matrix pricing or other analytical processes used to derive prices. In situations where a pricing agent cannot or does not provide a valuation for a particular security, or such valuation is deemed unreliable, such security is fair valued by the Manager in accordance with policies established by the Board.

Portfolio securities traded on more than one U.S. national securities exchange or foreign exchange are valued at the last sale price on the business day as of which such value is being determined on the close of the exchange representing the principal market for such securities and should there be no sale price on that exchange, such securities should then be valued at the last sale price on any other exchange that the Manager may designate. If there were no sales on any exchange, the securities shall be fair valued at the mean between the closing bid price and asked price. For financial accounting purposes, the Fund recognizes dividend income and other distributions on the ex-dividend date, except certain dividends from foreign securities that are recognized as soon as the Fund is informed on or after the ex-dividend date.

A significant event occurring after the close of trading but before the calculation of the Fund’s NAV may mean that the closing price for a security may not constitute a readily available market quotation and accordingly require that the security be priced at its fair value in accordance with the fair valuation procedures established by the Board. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of the New York Stock Exchange generally will not be reflected in a Fund’s calculation of its NAV. The Manager, with the assistance of the Subadvisor, if any, will continuously monitor for significant events that may call into question the reliability of market quotations. Such events may include: situations relating to a single issue in a market sector; significant fluctuations in U.S. or foreign markets; natural disasters, armed conflicts, governmental actions or other developments not tied directly to the securities markets. However, where the Manager, in consultation with the Subadvisor, if any, may, in its judgment, determine that an adjustment to a Fund’s NAV should be made because intervening events have caused the Fund’s NAV to be materially inaccurate, the Manager will determine the fair value of the security in accordance with fair valuation procedures established by the Board.

The proceeds received by each Fund for each issue or sale of its shares, and all net investment income, realized and unrealized gain and proceeds thereof, subject only to the rights of creditors, will be specifically allocated to such Fund and constitute the underlying assets of that Fund. The underlying assets of each Fund will be maintained on the books of account, and will be charged with the liabilities in respect to such Fund and with a share of the general liabilities of The MainStay Funds and MainStay Funds Trust, respectively. Expenses with respect to any two or more Funds will be allocated in proportion to the NAVs of the respective Funds except where allocation of direct expenses can otherwise be fairly made in the judgment of the Manager or the Subadvisor.

To the extent that any newly organized fund or class of shares receives, on or before December 31, any seed capital, the NAV of such fund(s) or class(es) will be calculated as of December 31.

SHAREHOLDER INVESTMENT ACCOUNT

A Shareholder Investment Account is established for each investor in the Funds, under which a record of the shares of each Fund held is maintained by NYLIM Service Company. Whenever certain transactions take place in a Fund (other than the MainStay Money Market Fund), the shareholder will be mailed a confirmation showing the transaction. Shareholders will be sent a quarterly statement showing the status of the Account. In addition, shareholders of the MainStay Money Market Fund will be sent a monthly statement for each month in which a transaction occurs.

SHAREHOLDER TRANSACTIONS

NYLIM Service Company may accept requests in writing or telephonically from at least one of the owners of a Shareholder Investment Account for the following account transactions and/or maintenance:

•	Dividend and capital gain changes (including moving dividends between account registrations);

•	Address changes;

•	Certain Systematic Investment Plan and Systematic Withdrawal Plan changes (including increasing or decreasing amounts and plan termination);

•	Exchange requests between identical registrations;

•	Redemptions via check of $100,000 or less to the address of record only; and

•	Redemptions via ACH of $100,000 or less, or by wire to a bank previously established on an account.

Other transactions may require a Medallion Signature Guarantee. See the Prospectuses for more information.

In addition, NYLIM Service Company may accept requests from at least one of the owners of a Shareholder Investment Account through the Funds’ internet website for account transactions and/or maintenance involving address changes, certain Systematic Investment Plan and Systematic Withdrawal Plan changes (including increasing or decreasing amounts and plan termination), for redemptions by wire of amounts less than $250,000, and for redemptions by ACH of amounts $100,000 or less.

With regard to address changes received from third-parties, the Funds may accept address changes supplied by the United States Postal Service via the National Change of Address Program. On accounts where NYLIFE Securities LLC is the dealer of record, the Funds may accept address changes received by New York Life. Confirmation of address changes will be sent to the new address as well as the former address of record.

PURCHASE, REDEMPTION, EXCHANGES AND REPURCHASE

How To Purchase Shares Of The Funds

By Mail

Initial purchases of shares of the Funds should be made by mailing the completed application form to the investor’s registered representative or directly to the MainStay Funds. Information regarding purchasing Fund shares by mail may be found in the Prospectuses.

By Wire

An investor may open an account and invest by wire by having his or her registered representative telephone NYLIM Service Company between 8:30 am and 5:00 pm, Eastern time, to obtain an account number and instructions. Additionally, information regarding wiring instructions may be found in the Prospectuses.

Additional Investments

Additional investments in a Fund may be made at any time by mail, by wire, or electronically. Instructions on purchasing additional Fund shares may be found in the Prospectuses.

The Funds’ officers may waive the initial and subsequent investment minimums for certain purchases when they deem it appropriate, including, but not limited to, purchases through certain qualified retirement plans; purchases by current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, agents or former employees (and immediate family members); through financial services firms that have entered into an agreement with the Funds or the Distributor; New York Life employee and agent investment plans; investments resulting from distributions by other New York Life products and products of the Distributor; and purchases by certain individual participants.

Systematic Investment Plans

Investors whose bank is a member of the ACH may purchase shares of a Fund through AutoInvest. AutoInvest facilitates investments by using electronic debits, authorized by the shareholder, to a checking or savings account, for share purchases. When the authorization is accepted (usually within two weeks of receipt) a shareholder may purchase shares by calling NYLIM Service Company, toll free at 800-624-6782 (between 8:30 am and 5:00 pm, Eastern time). The investment will be effected at the NAV per share next determined after receipt in good order of the order, plus any applicable sales charge, and normally will be credited to the shareholder’s Fund account within two business days thereafter. Shareholders whose bank is an ACH member also may use AutoInvest to automatically purchase shares of a Fund on a scheduled basis by electronic debit from an account designated by the shareholder on an application form. The initial investment and subsequent investments must be in accordance with the amounts stated in the Prospectuses. The investment day may be any day from the first through the twenty-eighth of the respective month. Redemption proceeds from Fund shares purchased by AutoInvest may not be paid until 10 days or more after the purchase date. Fund shares may not be redeemed by AutoInvest.

Other Information

The Funds reserve the right to redeem shares of any shareholder who has failed to provide a certified Taxpayer Identification Number or such other tax-related certifications as the Fund may require. A notice of redemption, sent by first class mail to the shareholder’s address of record, will fix a date not less than 30 days after the mailing date, and shares will be redeemed at the NAV determined as of the close of business on that date unless a certified Taxpayer Identification Number (or such other information as the Fund has requested) has been provided.

ALTERNATIVE SALES ARRANGEMENTS

Initial Sales Charge Alternative on Class A Shares, Class A2 Shares, Class Z Shares and Investor Class Shares

The sales charge on Class A shares, Class A2 shares, Class Z Shares and Investor Class shares of the Funds is a variable percentage of the public offering price depending upon the investment orientation of the Fund and the amount of the sale.

The sales charge applicable to an investment in a Fund is set forth in the Prospectuses.

Although an investor in Class A, Class A2 or Investor Class shares will not pay an initial sales charge on investments of $1,000,000 or more ($250,000 or more with respect to MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Income Builder Fund, MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay U.S. Infrastructure Bond Fund, MainStay MacKay Utah Muni Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund and MainStay Short Term Bond Fund), the Distributor, from its own resources, may pay a commission to financial intermediary firms on such investments. See “Purchases at Net Asset Value” below for more information.

The Distributor may allow the full sales charge to be retained by financial intermediary firms. The amount retained may be changed from time to time. The Distributor, at its expense, also may from time to time provide additional promotional incentives to financial intermediary firms that sell Fund shares. A financial intermediary firm that receives a reallowance in excess of 90% of such a sales charge may be deemed to be an “underwriter” under the 1933 Act.

Offering Price

The sales charge applicable to an investment in Class A, Class A2, Class Z and Investor Class shares of the following Funds is shown in the tables below as a percentage of the offering price per share (the maximum initial sales charge). Based on the NAV of each Fund as of its most recent fiscal year end, the tables also show the sales charge as a percentage of the NAV. As of the reporting date of this SAI, MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund had not commenced operations. Therefore, these Funds are not included in the tables below.

Class A Shares

Fund with a maximum sales charge of 1.00%	Sales charge as a % of NAV

MainStay MacKay Short Term Municipal Fund	0.99%

MainStay Short Term Bond Fund	1.01%

Fund with a maximum sales charge of 1.50%	Sales charge as a % of NAV

MainStay S&P 500 Index Fund	1.53%

Funds with a maximum sales charge of 3.00%	Sales charge as a % of NAV

MainStay Balanced Fund	3.11%

MainStay Conservative Allocation Fund	3.14%

MainStay Conservative ETF Allocation Fund	3.13%

MainStay Equity Allocation Fund	3.10%

MainStay Equity ETF Allocation Fund	3.11%

MainStay Floating Rate Fund	3.09%

MainStay Growth Allocation Fund	3.11%

MainStay Growth ETF Allocation Fund	3.10%

MainStay Income Builder Fund	3.10%

MainStay MacKay California Tax Free Opportunities Fund	3.11%

MainStay MacKay High Yield Municipal Bond Fund	3.11%

MainStay MacKay New York Tax Free Opportunities Fund	3.05%

MainStay MacKay Short Duration High Income Fund	3.05%

MainStay MacKay Strategic Municipal Allocation Fund	3.09%

MainStay MacKay Tax Free Bond Fund	3.08%

MainStay MacKay U.S. Infrastructure Bond Fund	3.11%

MainStay Moderate Allocation Fund	3.12%

MainStay Moderate ETF Allocation Fund	3.07%

Funds with a maximum sales charge of 4.50%

MainStay Candriam Emerging Markets Debt Fund	4.73%

MainStay MacKay High Yield Corporate Bond Fund	4.68%

MainStay MacKay Strategic Bond Fund	4.75%

MainStay MacKay Total Return Bond Fund	4.67%

Funds with a maximum sales charge of 5.50%

MainStay Candriam Emerging Markets Equity Fund	5.84%

MainStay CBRE Global Infrastructure Fund	5.80%

MainStay CBRE Real Estate Fund	5.83%

MainStay Cushing MLP Premier Fund	5.86%

MainStay Epoch Capital Growth Fund	5.84%

MainStay Epoch Global Equity Yield Fund	5.81%

MainStay Epoch International Choice Fund	5.83%

MainStay Epoch U.S. Equity Yield Fund	5.80%

MainStay Fiera SMID Growth Fund	5.81%

MainStay MacKay Convertible Fund	5.81%

MainStay PineStone Global Equity Fund	5.83%

MainStay PineStone International Equity Fund	5.85%

MainStay PineStone U.S. Equity	5.79%

MainStay Winslow Large Cap Growth Fund	5.84%

MainStay WMC Enduring Capital Fund	5.83%

MainStay WMC Growth Fund	5.83%

MainStay WMC International Research Equity Fund	5.83%

MainStay WMC Small Companies Fund	5.84%

MainStay WMC Value Fund	5.81%

Set forth below are examples of the method of computing the offering price of the Class A shares of these Funds. The following example assumes a purchase of Class A shares of the MainStay MacKay Convertible Fund aggregating less than $100,000 at a price based upon the NAV of the Class A shares of the MainStay MacKay Convertible Fund at most recent fiscal year end. The offering price of shares of each of the other listed Funds with a maximum sales charge of 5.50% can be calculated using the same method.

NAV per Class A Share at most recent fiscal year end Per Share Sales Charge – 5.50% of offering price (5.81% of NAV per share) Class A Per Share Offering Price to the Public	$17.21 $1.00 $18.21

The following example assumes a purchase of Class A shares of the MainStay MacKay High Yield Corporate Bond Fund aggregating less than $100,000 at a price based upon the NAV of the Class A shares of the MainStay MacKay High Yield Corporate Bond Fund at most recent fiscal year end. The offering price of shares of each of the other listed Funds with a maximum sales charge of 4.50% can be calculated using the same method.

NAV per Class A Share at most recent fiscal year end Per Share Sales Charge – 4.50% of offering price (4.68% of NAV per share) Class A Per Share Offering Price to the Public	$4.91 $0.23 $5.14

The following example assumes a purchase of Class A shares of the MainStay MacKay Short Duration High Income Fund aggregating less than $100,000 at a price based upon the NAV of the Class A shares of the MainStay MacKay Short Duration High Income Fund at most recent fiscal year end. The offering price of shares of each of the other listed Funds with a maximum sales charge of 3.00% can be calculated using the same method.

NAV per Class A Share at most recent fiscal year end Per Share Sales Charge – 3.00% of offering price (3.05% of NAV per share) Class A Per Share Offering Price to the Public	$9.18 $0.28 $9.46

The following example assumes a purchase of Class A shares of the MainStay Short Term Bond Fund aggregating less than $100,000 at a price based upon the NAV of the Class A shares of the MainStay Short Term Bond Fund at most recent fiscal year end. The offering price of shares of the other listed Fund with a maximum sales charge of 1.00% can be calculated using the same method.

NAV per Class A Share at most recent fiscal year end Per Share Sales Charge – 1.00% of offering price (1.01% of NAV per share) Class A Per Share Offering Price to the Public	$8.94 $0.09 $9.03

Class A2 Shares

The sales charge applicable to an investment in Class A2 shares of the MainStay MacKay Short Term Municipal Fund will be 2.00% of the offering price per share. Based on the NAV of the MainStay MacKay Short Term Municipal Fund as of its most recent fiscal year end, the sales charge as a percentage of the NAV will be 2.04% for Class A2 shares.

Investor Class Shares

Fund with a maximum sales charge of 0.50%	Sales charge as a % of NAV

MainStay MacKay Short Term Municipal Fund	0.55%

MainStay Short Term Bond Fund	0.55%

Fund with a maximum sales charge of 1.00%	Sales charge as a % of NAV

MainStay S&P 500 Index Fund	1.02%

Funds with a maximum sales charge of 2.50%	Sales charge as a % of NAV

MainStay Balanced Fund	2.56%

MainStay Conservative Allocation Fund	2.57%

MainStay Equity Allocation Fund	2.59%

MainStay Floating Rate Fund	2.51%

MainStay Growth Allocation Fund	2.58%

MainStay Income Builder Fund	2.56%

MainStay MacKay California Tax Free Opportunities Fund	2.56%

MainStay MacKay High Yield Municipal Bond Fund	2.55%

MainStay MacKay New York Tax Free Opportunities Fund	2.60%

MainStay MacKay Short Duration High Income Fund	2.61%

MainStay MacKay Strategic Municipal Allocation Fund	2.54%

MainStay MacKay Tax Free Bond Fund	2.61%

MainStay MacKay U.S. Infrastructure Bond Fund	2.54%

MainStay Moderate Allocation Fund	2.53%

Funds with a maximum sales charge of 4.00%

MainStay Candriam Emerging Markets Debt Fund	4.12%

MainStay MacKay High Yield Corporate Bond Fund	4.25%

MainStay MacKay Strategic Bond Fund	4.21%

MainStay MacKay Total Return Bond Fund	4.17%

Funds with a maximum sales charge of 5.00%

MainStay Candriam Emerging Markets Equity Fund	5.26%

MainStay CBRE Global Infrastructure Fund	5.26%

MainStay CBRE Real Estate Fund	5.23%

MainStay Cushing MLP Premier Fund	5.29%

MainStay Epoch Capital Growth Fund	5.22%

MainStay Epoch Global Equity Yield Fund	5.24%

MainStay Epoch International Choice Fund	5.27%

MainStay Epoch U.S. Equity Yield Fund

MainStay MacKay Convertible Fund

MainStay Winslow Large Cap Growth Fund

MainStay WMC Enduring Capital Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Small Companies Fund

MainStay WMC Value Fund

5.28% 5.29% 5.20% 5.27% 5.26% 5.25% 5.29% 5.28%

Set forth below are examples of the method of computing the offering price of the Investor Class shares of these Funds. The following example assumes a purchase of Investor Class shares of the MainStay MacKay Convertible Fund aggregating less than $100,000 at a price based upon the NAV of the Investor Class shares of the MainStay MacKay Convertible Fund at most recent fiscal year end. The offering price of shares of each of the other listed Funds with a maximum sales charge of 5.00% can be calculated using the same method.

NAV per Investor Class Share at most recent fiscal year end Per Share Sales Charge – 5.00% of offering price (5.29% of NAV per share) Investor Class Per Share Offering Price to the Public	$17.20 $0.91 $18.11

The following example assumes a purchase of Investor Class shares of the MainStay MacKay High Yield Corporate Bond Fund aggregating less than $100,000 at a price based upon the NAV of the Investor Class shares of the MainStay MacKay High Yield Corporate Bond Fund at most recent fiscal year end. The offering price of shares of each of the other listed Funds with a maximum sales charge of 4.00% can be calculated using the same method.

NAV per Investor Class Share at most recent fiscal year end Per Share Sales Charge – 4.00% of offering price (4.25% of NAV per share) Investor Class Per Share Offering Price to the Public	$4.94 $0.21 $5.15

The following example assumes a purchase of Investor Class shares of the MainStay MacKay Short Duration High Income Fund aggregating less than $100,000 at a price based upon the NAV of the Investor Class shares of the MainStay MacKay Short Duration High Income Fund at most recent fiscal year end. The offering price of shares of each of the other listed Funds with a maximum sales charge of 2.50% can be calculated using the same method.

NAV per Investor Class Share at most recent fiscal year end Per Share Sales Charge – 2.50% of offering price (2.61% of NAV per share) Investor Class Per Share Offering Price to the Public	$9.18 $0.24 $9.42

The following example assumes a purchase of Investor Class shares of the MainStay Short Term Bond Fund aggregating less than $100,000 at a price based upon the NAV of the Investor Class shares of the MainStay Short Term Bond Fund at most recent fiscal year end. The offering price of shares of the other listed Fund with a maximum sales charge of 0.50% can be calculated using the same method.

NAV per Investor Class Share at most recent fiscal year end Per Share Sales Charge – 0.50% of offering price 0.55% of NAV per share) Investor Class Per Share Offering Price to the Public	$9.01 $0.05 $9.06

PURCHASES AT NET ASSET VALUE

A Fund’s Class A shares may be purchased at NAV, without payment of any sales charge, by its current and former Trustees; New York Life and its subsidiaries and their employees, officers, directors, or agents or former employees (and immediate family members); individuals and other types of accounts purchasing through “wrap fee” or other programs sponsored by a financial intermediary firm; employees (and immediate family members) of CBRE Investment Management Listed Real Assets LLC, Cushing Asset Management, LP, Epoch Investment Partners, Inc. and Winslow Capital Management, LLC, respectively; any employee or registered representative of an authorized financial intermediary firm (and immediate family members); any employee of SS&C GIDS, Inc. (“SS&C”) that is assigned to the Fund; and certain additional purchases for grandfathered accounts. Individuals and other types of accounts may purchase Class A2 shares at NAV, without payment of any sales charge, if exchanged for Class A shares of the same Fund through a financial intermediary’s share class conversion program. Class A shares or

Investor Class shares may be purchased without an initial sales load by qualified tuition programs operating under Section 529 of the Internal Revenue Code.

Class I shares and Class R6 shares of the Funds are sold at NAV.

Class I shares may be purchased by:

(i) existing Class I shareholders;

(ii) individuals investing directly with NYLIM Service Company at least $1 million in a Fund;

(iii) institutional investors;

(iv) current Portfolio Managers of the Funds;

(v) current employees of the Subadvisors and the subadvisors to other MainStay Funds; and

(vi) existing and retired MainStay Funds Trustees and Officers.

Please note that certain financial intermediary firms, investment platforms or investment accounts may not offer Class I shares for initial or subsequent purchases. Therefore, if an investor moves to a different financial intermediary or the policies of the investor’s current financial intermediary change the investor may not be able to hold and/or purchase Class I shares of any fund in the MainStay Group of Funds or may be subject to additional investment minimums or other restrictions. Alternatively, the investor may maintain an account directly with NYLIM Service Company in order to continue to hold and purchase Class I shares.

For purposes of Class I share eligibility, the term “institutional investors” includes, but is not limited to:

(i)

individuals purchasing through certain “wrap fee” or other programs sponsored by a financial intermediary firm (such as a broker/dealer, investment adviser or financial institution) with a contractual arrangement with NYLIFE Distributors LLC or its affiliates;

(ii)	investors purchasing through certain non-broker/dealer, registered investment advisory firms;

(iii)	certain employer-sponsored, association or other group retirement or employee benefit plans or trusts having a service arrangement with the Distributor or its affiliates;

(iv)	certain financial institutions, endowments, foundations or corporations having a service arrangement with the Distributor or its affiliates;

(iv)

certain investment advisers, dealers or registered investment companies (including the MainStay Asset Allocation Funds and MainStay ETF Asset Allocation Funds) purchasing for their own account or for the account of other institutional investors;

(v)

investors who held separately managed institutional accounts with Epoch Investment Partners, Inc. that transition their assets from those separately managed institutional accounts to a MainStay mutual fund account; and

(vii)	certain qualified tuition programs operating under Section 529 of the Internal Revenue Code pursuant to an agreement with the Distributor or its affiliates.

You pay no initial sales charge or CDSC on an investment in Class R1, Class R2, Class R3, Class R6 or SIMPLE Class shares. Class R1, Class R2 and Class R3 shares are available in certain individual retirement accounts and in certain retirement plans that have a service arrangement with the Distributor, including: Section 401(a) and 457 plans, certain Section 403(b)(7) TSA plans, Section 401(k), profit sharing, money purchase pension, Keogh and defined benefit plans; and non-qualified deferred compensation plans. Class R6 shares are generally available only to certain retirement plans, including Section 401(a) and 457 plans, certain 403(b)(7) TSA plans, 401(k), profit sharing, money purchase pension and defined benefit plans and non-qualified deferred compensation plans, in each case provided that the plan trades on an omnibus level. Class R1, Class R2, Class R3, Class R6 and SIMPLE Class shares are generally not available to retail accounts. SIMPLE Class shares are generally available only to SIMPLE IRA Plan accounts invested in a Fund through omnibus accounts (either at the plan level or omnibus accounts held on the books of the Fund).

Although an investor will not pay a front-end sales charge on Class I share, Class A share, Class A2 share or Investor Class share investments of $1,000,000 or more ($250,000 or more with respect to MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay Short Duration High Income Fund,

MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Short Term Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund), the Distributor, from its own resources, may pay commissions to financial intermediary firms on such investments. The Distributor, from its own resources, may pay a fee based on the value of Class I shares of certain Funds, at the time of sale and/or annually on Class I shares held, to financial intermediary firms with which the Distributor has a sales or service arrangement.

With respect to Class A, Class A2 and Investor Class share investments of $1,000,000 or more in a MainStay Fund, other than the MainStay Money Market Fund, $250,000 or more with respect to MainStay Balanced Fund, MainStay Conservative Allocation Fund, MainStay Conservative ETF Allocation Fund, MainStay Equity Allocation Fund, MainStay Equity ETF Allocation Fund, MainStay Floating Rate Fund, MainStay Growth Allocation Fund, MainStay Growth ETF Allocation Fund, MainStay Income Builder Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund, MainStay MacKay Short Duration High Income Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay Moderate Allocation Fund, MainStay Moderate ETF Allocation Fund, MainStay Short Term Bond Fund and MainStay MacKay U.S. Infrastructure Bond Fund, the dealer may receive a commission of up to:

FUND	COMMISSION

MainStay Candriam Emerging Markets Debt Fund

MainStay Candriam Emerging Markets Equity Fund

MainStay CBRE Global Infrastructure Fund

MainStay CBRE Real Estate Fund

MainStay Cushing MLP Premier Fund

Mainstay Epoch Capital Growth Fund

MainStay Epoch Global Equity Yield Fund

MainStay Epoch International Choice Fund

MainStay Epoch U.S. Equity Yield Fund

MainStay Fiera SMID Growth Fund

MainStay MacKay Convertible Fund

MainStay MacKay High Yield Corporate Bond Fund

MainStay MacKay Strategic Bond Fund

MainStay MacKay Total Return Bond Fund

MainStay PineStone Global Equity Fund

MainStay PineStone International Equity Fund

MainStay PineStone U.S. Equity Fund

MainStay Winslow Large Cap Growth Fund

MainStay WMC Enduring Capital Fund

MainStay WMC Growth Fund

MainStay WMC International Research Equity Fund

MainStay WMC Small Companies Fund

MainStay WMC Value Fund

1.00% for $1,000,000 to $4,999,999 0.75% for $5,000,000 to $9,999,999 0.50% for $10,000,000 or more

MainStay Balanced Fund

MainStay Conservative Allocation Fund

MainStay Equity Allocation Fund

MainStay Floating Rate Fund

MainStay Growth Allocation Fund

MainStay Income Builder Fund

MainStay MacKay Arizona Muni Fund

MainStay MacKay California Tax Free Opportunities Fund

MainStay MacKay Colorado Muni Fund

MainStay MacKay High Yield Municipal Bond Fund

MainStay MacKay New York Tax Free Opportunities Fund

MainStay MacKay Oregon Muni Fund

MainStay MacKay Short Duration High Income Fund

MainStay MacKay Strategic Municipal Allocation Fund

MainStay MacKay Tax Free Bond Fund

MainStay MacKay U.S. Infrastructure Bond Fund

MainStay MacKay Utah Muni Fund

MainStay Moderate Allocation Fund

1.00% for $250,000 to $4,999,999 0.75% for $5,000,000 to $9,999,999 0.50% for $10,000,000 or more
MainStay S&P 500 Index Fund	0.50% for $1,000,000 to $2,999,999 0.25% for $3,000,000 to $4,999,999 0.20% for $5,000,000 or more
MainStay Conservative ETF Allocation Fund MainStay Equity ETF Allocation Fund MainStay Growth ETF Allocation Fund MainStay MacKay Short Term Municipal Fund	0.50%

FUND	COMMISSION
MainStay Moderate ETF Allocation Fund MainStay Short Term Bond Fund

Commission rates are reset 365 days after each purchase that was not previously subject to a front-end sales charge. Such commissions will be paid only on those purchases that were not previously subject to a front-end sales charge and dealer concession.

Class Z shares may only be purchased by existing holders of Class Z shares of MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund upon July 19, 2024.

REDUCED SALES CHARGES ON CLASS A, CLASS A2 AND INVESTOR CLASS SHARES

Right of Accumulation

Under a Right of Accumulation, purchases of one or more Funds by a “Qualified Purchaser” will be aggregated for purposes of computing the sales charge. “Qualified Purchaser” includes (i) an individual and his/her spouse and their children under the age of 21; and (ii) any other organized group of persons, whether incorporated or not, which is itself a shareholder of the Fund, including group retirement and benefit plans (other than individual retirement account (“IRA”) plans) whether incorporated or not, provided the organization has been in existence for at least six months and has some purpose other than the purchase at a discount of redeemable securities of a registered investment company.

“Spouse,” with respect to a Right of Accumulation and Letter of Intent, is defined as the person to whom you are legally married. We also consider your spouse to include one of the following: (i) an individual of the same gender with whom you have been joined in a civil union or legal contract similar to marriage; (ii) a domestic partner, who is an individual (including one of the same gender) to whom you are not related by blood and with whom you have shared a primary residence for at least six months in a relationship as a couple where you, your domestic partner or both of you provide for the personal or financial welfare of the other without a fee; or (iii) an individual with whom you have a common law marriage, which is a marriage in a state where such marriages are recognized between a man and a woman arising from the fact that the two live together and hold themselves out as being married.

Special Incentive Compensation Arrangements

The Distributor may enter into special incentive compensation arrangements with financial intermediary firms that have sold a minimum dollar amount of fund shares in accordance with regulatory requirements, including the SEC’s Regulation Best Interest. Such incentives may take the form of providing reimbursement for administrative expenses, including ticket charges. None of these payments will change the price an investor pays for shares. In its sole discretion, the Distributor may discontinue these arrangements at any time.

Letter Of Intent (“LOI”)

Qualified Purchasers, as defined above, may obtain reduced sales charges by signing an LOI. The LOI is a non-binding obligation on the Qualified Purchaser to purchase the full amount indicated in the LOI. The sales charge is based on the total amount to be invested during a 24-month period. For more information, call your registered representative or MainStay, at 800-624-6782.

On the initial purchase, if required (or, on subsequent purchases if necessary), 5.00% of the dollar amount specified in the LOI will be held in escrow by NYLIM Service Company in shares registered in the shareholder’s name in order to assure payment of the proper sales charge. If total purchases pursuant to the LOI (less any dispositions and exclusive of any distribution on such shares automatically reinvested) are less than the amount specified, NYLIM Service Company will notify the shareholder prior to the expiration of the LOI that the total purchases toward the LOI were not met and will state the amount that needs to be invested in order to meet the dollar amount specified by the LOI. If not remitted within 20 days after the written request, NYLIM Service Company will redeem shares purchased to adjust the share balance to reflect the correct sales charge for each purchase based on the total amount invested during the LOI period.

Contingent Deferred Sales Charge, Class A, Class A2 and Investor Class Shares

Class A, Class A2 and Investor Class shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class A, Class A2 and Investor Class shares redeemed outside of the period specified in the applicable Prospectus. Class A, Class A2 or Investor Class shares of a Fund that are purchased without an initial front-end sales charge may be exchanged for Class A or Investor Class shares of another MainStay Fund without the imposition of a CDSC, although, upon redemption, CDSCs may apply to the Class A or Investor Class shares that were acquired through an exchange if such shares are redeemed within the period specified in the applicable Prospectus. The CDSC will be applicable to amounts invested pursuant to a right of accumulation or an LOI to the extent that (a) an initial front-end sales charge was not paid at the time of the purchase and (b) any shares so purchased are redeemed within the period specified in the applicable Prospectus.

For federal income tax purposes, the amount of the CDSC generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

Contingent Deferred Sales Charge, Class B Shares

A CDSC will be imposed on redemptions of Class B shares of the Funds, in accordance with the table in the Prospectuses, at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class B account in any Fund to an amount which is lower than the amount of all payments by the shareholder for the purchase of Class B shares in that Fund during the preceding six years (four years for MainStay Floating Rate Fund). However, no such charge will be imposed to the extent that the aggregate NAV of the Class B shares redeemed does not exceed (1) the current aggregate NAV of Class B shares of that Fund purchased more than six years prior to the redemption, plus (2) the current aggregate NAV of Class B shares of that Fund purchased through reinvestment of dividends or distributions, plus (3) increases in the NAV of the investor’s Class B shares of that Fund above the total amount of payments for the purchase of Class B shares of that Fund made during the preceding six years (four years for MainStay Floating Rate Fund). Please see “Exchange Privileges” below for additional information on CDSC. Proceeds from the CDSC are paid to, and are used in whole or in part by, the Distributor to defray its expenses of providing distribution related services to the Funds in connection with the sale of the Class B shares, such as the payment of compensation to financial intermediary firms. The combination of the CDSC and the distribution fee facilitates the ability of the Fund to sell the Class B shares without a sales charge being deducted at the time of purchase.

The amount of the CDSC, if any, paid by a redeeming shareholder will vary depending on the number of years from the time of payment for the purchase of Class B shares of any Fund (other than the MainStay Money Market Fund) until the time of redemption of such shares. Solely for purposes of determining the number of years from the time of payment for the purchase of shares, all payments during a month will be aggregated and deemed to have been made on the first day of the month.

In determining the rate of any applicable CDSC, it will be assumed that a shareholder is redeeming shares that were held for the longest period of time. This will result in any such charge being imposed at the lowest possible rate.

Shareholders should notify the Transfer Agent at the time of requesting such redemptions that they are eligible for a waiver of the CDSC. Class B shares upon which the CDSC may be waived may not be resold. Shareholders who are making withdrawals from retirement plans and accounts or other tax-sheltered or tax-deferred accounts should consult their tax advisors regarding the tax consequences of such withdrawals. For federal income tax purposes, the amount of the CDSC generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

Contingent Deferred Sales Charge, Class C and Class C2 Shares

A CDSC of 1.00% of the NAV of Class C and Class C2 shares will be imposed on redemptions of Class C and Class C2 shares of the Funds at the time of any redemption by a shareholder that reduces the current value of the shareholder’s Class C or Class C2 account in any Fund to an amount that is lower than the amount of all payments by the shareholder for the purchase of Class C or Class C2 shares in that Fund during the preceding one year (18 months with respect to the MainStay MacKay Short Duration High Income Fund).

Class C or Class C2 shares that are redeemed will not be subject to a CDSC to the extent that the value of such shares represents: (i) capital appreciation of Fund assets; (ii) reinvestment of dividends or capital gains distributions; or (iii) Class C or Class C2 shares redeemed more than one year (18 months with respect to the MainStay MacKay Short Duration High Income Fund) after their purchase. Class C or Class C2 shares of a Fund may be exchanged for Class C or Class C2 shares of another MainStay Fund without the imposition of a CDSC, although, upon redemption, CDSC may apply to the Class C or Class C2 shares that were acquired through an exchange if such shares are redeemed within one year (18 months with respect to the MainStay MacKay Short Duration High Income Fund) of the date of the initial purchase.

Proceeds from the CDSC are paid to, and are used in whole or in part by, the Distributor to defray its expenses related to providing distribution related services to the Funds in connection with the sale of the Class C or Class C2 shares, such as the payment of compensation to selected dealers and agents. The combination of the CDSC and the distribution fee facilitates the ability of the Fund to sell the Class C or Class C2 shares without a sales charge being deducted at the time of purchase.

For federal income tax purposes, the amount of the CDSC generally will reduce the gain or increase the loss, as the case may be, recognized upon redemption.

Purchases and Redemptions – Additional Information

In times of very large economic or market changes, redemptions may be difficult to implement by telephone.

Certain Funds have entered into a committed line of credit with JPMorgan Chase Bank, N.A. as agent, and various other lenders from whom a Fund may borrow in order to honor redemptions. The credit facility is expected to be utilized in periods when a Fund experiences unusually large redemption requests. None of the Funds intend to borrow for the purpose of purchasing securities using the credit facility or any other source of borrowed funds.

Purchases In-Kind

The value of securities being contributed in-kind must be at least equal to the greater of: (i) 1% of the assets of the Fund immediately prior to the in-kind purchase; or (ii) $1,000,000. This requirement may be waived if the Manager feels that the proposed transaction is in the best interest of the Fund. Securities received by a Fund in connection with an in-kind purchase will be valued in accordance with the Fund’s valuation procedures as of the time of the next-determined NAV per share of the Fund following receipt in good form of the order.

In situations where the purchase is made by an affiliate of the Fund with securities received by the affiliate through a redemption in-kind from another fund, the redemption in-kind and purchase in-kind must be effected simultaneously, the Fund and the redeeming MainStay Fund must have the same procedures for determining their NAVs, and the Fund and the redeeming MainStay Fund must ascribe the same value to the securities.

With respect to in-kind purchases by unaffiliated clients of the Manager through accounts separately managed by the Manager that are not subject to the Employee Retirement Income Security Act of 1974, as amended (“ERISA”), the purchase request must be in writing and the purchase be made in accordance with Rule 17a-7 under the 1940 Act, except for that rule’s requirement that purchases must be made for no consideration other than cash.

Purchases made by affiliates of the Fund or the Manager through accounts separately managed by the Manager that are not subject to ERISA must meet additional standards. Among other requirements, such transactions must comply with Rule 17a-7 under the 1940 Act, the redemption must be effected simultaneously with the purchase, the redeeming account and the Fund must have the same procedures for determining their NAVs (or the Fund’s procedures must be used), the Manager must bear all the costs associated with the in-kind purchase.

With respect to purchases by investors that are not affiliates of the Fund and do not seek to make the purchase through an account separately managed by the Manager, the securities must have a value that is readily ascertainable as evidenced, for example, by a listing on a bona fide domestic or foreign exchange.

The investor must call 800-624-6782 before attempting to purchase shares in-kind. The Funds reserve the right to amend or terminate this practice at any time.

Redemptions In-Kind

The Funds have agreed to redeem shares of each Fund solely in cash up to the lesser of $250,000 or 1.00% of the NAV of the Fund during any 90-day period for any one shareholder. If requested by a shareholder, a Fund may redeem shares of the Fund solely by a distribution in-kind of securities (instead of cash) from the Fund’s portfolio. The Funds reserve the right to pay other redemptions, either totally or partially, by a distribution in-kind of securities (instead of cash) from the applicable Fund’s portfolio, consistent with the Fund’s procedures relating to in-kind redemptions and in accordance with the 1940 Act and rules and interpretations of the SEC thereunder. The securities distributed in such a distribution would be valued at the same value as that assigned to them in calculating the NAV of the shares being redeemed and would be subject to market and other risks before sale. If a shareholder receives a distribution in-kind, he or she should expect to incur transaction costs when he or she converts the securities to cash.

Under current rules governing money market funds, the MainStay Money Market Fund may suspend redemptions pursuant to Rule 2a-7 (as described in the Prospectus) and as part of a liquidation of the Fund. The Fund may suspend redemptions if (i) (a) the Fund (at the end of a business day) has invested less than ten percent of its total assets in “weekly liquid assets” or (b) the Fund’s price per share, as computed for the purpose of distribution, redemption and repurchase (rounded to the nearest one percent), has deviated from the stable price established by the Board or the Board, including a majority of the Independent Trustees, determines that such a deviation is likely to occur and (ii) the Board, including a majority of the Independent Trustees, irrevocably has approved the liquidation of the Fund. The Fund must first notify the SEC of a suspension of redemptions in connection with its liquidation.

Exchange Privileges

INVESTORS SHOULD READ THE PROSPECTUS CAREFULLY BEFORE THEY PLACE AN EXCHANGE REQUEST.

An exchange may be made by either of the following methods: (1) writing the Transfer Agent via regular mail at The MainStay Funds, P.O. Box 219003, Kansas City, Missouri 64121-9000; (2) writing the Transfer Agent via overnight mail at The MainStay Funds, 430 West 7th Street, Suite 219003, Kansas City, Missouri 64105-1407; (3) calling the Transfer Agent at 800-624-6782 (8:30 am to 5:00 pm Eastern time); (4) contacting your broker/dealer to facilitate the exchange request; (5) calling the MainStay Audio Response System at 800-624-6782; or (6) by accessing your account via newyorklifeinvestments.com/accounts.

Generally, shares of a Fund that are subject to a CDSC may be exchanged for the same class of shares of another MainStay Fund at the NAV next determined following receipt of a properly executed exchange request, without the payment of a CDSC; the sales charge will be assessed, if applicable, when the shareholder redeems his or her shares without a corresponding purchase of shares of another MainStay Fund. For purposes of determining the length of time a shareholder owned shares prior to redemption or repurchase in order to determine the applicable CDSC, if any, shares will be deemed to have been held from the date of original purchase of the shares (except as described below) and the applicable CDSC will be assessed when the shares are redeemed. However, if shares of a Fund that are subject to a CDSC are exchanged into shares of the MainStay Money Market Fund, the holding period for purposes of determining the CDSC (and conversion into Class A shares or Investor Class shares with respect to Class B, Class C and Class C2 shares, as applicable, as described below under “Conversion Privileges”) stops until the shares are exchanged back into shares of another MainStay Fund that are subject to a CDSC. This means that exchanging shares that are subject to a CDSC into shares of the MainStay Money Market Fund extends the holding period for purposes of determining the CDSC (and conversion into Class A shares or Investor Class shares with respect to Class B, Class C and Class C2 shares, as applicable, as described below under “Conversion Privileges”) for the amount of time that you hold those shares of the MainStay Money Market Fund.

If a shareholder exchanges shares of a MainStay Fund subject to a CDSC for shares of the MainStay Money Market Fund and then redeems those shares, the CDSC will be assessed when the shares are redeemed even though the MainStay Money Market Fund does not otherwise assess a CDSC on redemptions. Shares of a Fund acquired as a result of subsequent investments, except reinvested dividends and distributions, may be subject to the CDSC when ultimately redeemed without purchasing shares of another MainStay Fund.

Where a shareholder seeks to exchange Class A shares or Investor Class shares of the MainStay Money Market Fund for Class A shares or Investor Class shares of another MainStay Fund that are subject to a front-end sales charge, the applicable sales charge will be imposed on the exchange unless the shareholder has previously paid a sales charge with respect to such shares.

In times of very large economic or market changes, the telephone exchange privilege may be difficult to implement. When calling NYLIM Service Company to make a telephone exchange, shareholders should have their account number and Social Security or Taxpayer identification number available. Under the telephone exchange privilege, shares may only be exchanged among accounts with identical names, addresses and Social Security or Taxpayer identification number. Shares may be transferred among accounts with different names, addresses and Social Security or Taxpayer identification number only if the exchange request is in writing and is received in “good order.” If the financial intermediary firm permits, the financial advisor of record may initiate telephone exchanges on behalf of a shareholder, unless the shareholder notifies the Fund in writing not to permit such exchanges. There will be no exchanges during any period in which the right of exchange is suspended or date of payment is postponed because the New York Stock Exchange is closed or trading on the New York Stock Exchange is restricted or the SEC deems an emergency to exist.

The exchange privilege may be modified or withdrawn at any time upon prior notice.

Redemption by Check

The MainStay Money Market Fund and State Street each reserve the right at any time to suspend the procedure permitting redemption by check and intend to do so in the event that federal legislation or regulations impose reserve requirements or other restrictions deemed by the Trustees to be adverse to the interest of other shareholders of the MainStay Money Market Fund. Shareholders who arrange to have checkwriting privileges will be subject to the rules and regulations of State Street pertaining to this checkwriting privilege as amended from time to time. The applicable rules and regulations will be made available by State Street upon request when a shareholder establishes checkwriting privileges.

CONVERSION PRIVILEGES

Automatic Conversions Between Share Classes of the Same Fund

A shareholder’s Investor Class, Class B, Class C, Class C2 and SIMPLE Class shares, as applicable, may be subject to automatic conversions between share classes as described in the Prospectuses.

Class B shares are closed to all new purchases and additional investments by existing Class B shareholders. If a shareholder had purchased Class B shares of a Fund on more than one date and holds Class B shares of the Fund long enough for the Class B shares to automatically convert, the shareholder may hold both Class A or Investor Class shares of the Fund (acquired as a result of the automatic conversion) and Class B shares of the Fund (those that have not been held for the full holding period). If a partial automatic conversion of a shareholder’s Class B shares to Class A or Investor Class shares of a Fund results in a shareholder holding Class B shares of that Fund with an aggregate value of $999.99 or less, the Fund will automatically convert the remaining Class B shares to Class A or Investor Class shares. Class A or Investor Class shares held by shareholders as a result of this early conversion feature will not be subject to the higher Rule 12b-1 fees applicable to Class B shares, nor will shareholders be charged a CDSC that normally would be assessed as a result of a redemption in connection with such conversion of the Class B shares prior to the completion of the full holding period.

Although the Funds expect that an automatic conversion between share classes of the same Fund should not result in the recognition of a gain or loss for tax purposes, shareholders should consult a tax adviser with respect to the tax treatment of investments in a Fund. The Funds reserve the right to modify or eliminate this automatic share class conversion feature.

Class A shares received by holders of Class P shares of certain Epoch Funds in connection with the Epoch Fund Reorganizations, or shares obtained through an exchange of those Class A shares or any subsequent purchase will not be subject to the automatic conversion feature described in the Prospectuses.

TAX-DEFERRED RETIREMENT PLANS

Cash or Deferred Profit Sharing Plans Under Section 401(k) for Corporations and Self-Employed Individuals

Shares of a Fund may be purchased as an investment under profit sharing, pension and other tax-qualified retirement plans, including a cash or deferred profit sharing plan intended to qualify under Section 401(k) of the Internal Revenue Code (a “401(k) plan”) that are adopted by a corporation, a self-employed individual (including sole proprietors and partnerships), or other organization. Shares of a Fund may also be used as funding vehicles for tax qualified retirement plans including 401(k) plans, which may be administered by third-party administrator organizations. The Distributor does not sponsor or administer such tax-qualified plans at this time. Certain Funds may not be available for your plan. Please check with your plan administrator. The below disclosure does not describe the tax consequences of investing in any of the Funds using the assets of a tax-qualified retirement plan. Please review such consequences with your tax advisor.

Individual Retirement Account (“IRA”) and Coverdell Education Savings Accounts

Shares of a Fund may be purchased as an investment under IRAs, Coverdell Education Savings Accounts (“CESAs”) and tax-deferred annuities to the extent the shares of a Fund are a permitted investment according to the provisions of the relevant account documents. Third-party administrative services may limit or delay the processing of transactions. Certain Funds may not be available for your account. Please check with your account administrator.

The custodial agreements and forms provided by the Funds’ custodian and transfer agent designate New York Life Trust Company as custodian for IRAs, CESAs and tax sheltered custodial accounts (403(b)(7) TSA plans) (unless another trustee or custodian is designated by the individual or group establishing the account) and contain specific information about the account. Each custodial agreement or another plan document will provide that dividends and distributions will be reinvested automatically. For further details with respect to investing the assets of any plan in any Fund, including fees charged by New York Life Trust Company, tax consequences and redemption information, see the specific documents for that Fund.

The federal tax laws applicable to retirement plans, IRAs, CESAs and 403(b)(7) TSA plans are extremely complex and change from time to time. Therefore, an investor should consult with his or her own professional tax advisor regarding investing in any of the Funds using assets of any of the tax-deferred retirement plans or accounts described above.

TRADITIONAL IRAs. For 2023, an individual may contribute as much as $6,500 of his or her earned income to a traditional IRA. A married individual filing a joint return may also contribute to a traditional IRA for a nonworking spouse.

Eligible individuals who attain at least age 50 before the close of the tax year may make additional contributions to their traditional IRAs in the form of catch-up contributions. The maximum limit for a catch-up contribution is $1,000.

Your traditional IRA contribution may be fully deductible, partially deductible or nondeductible for federal income tax purposes.

(a) Eligibility. Under the law, if neither you, nor your spouse, is an active participant (see (b) below) you may make a contribution to a regular IRA of up to the lesser of $6,500 (or an additional $6,500 in the case of Spousal IRA), for tax year 2023, or 100% of compensation and take a deduction for the entire amount contributed. If you are an active participant but have a Modified Adjusted Gross Income (MAGI) below a certain level (see (c) below), you are treated as if you were not an active participant and may make a deductible contribution. If you are an active participant and you have MAGI above that level (see (c) below), the amount of the deductible contribution you may make is phased down and eventually eliminated. If you are not an active participant but your spouse is an active participant, you may make a deductible contribution provided that if your combined MAGI is above the specified level (see (c) below), the amount of the deductible contribution you may make to an IRA is phased down and eventually eliminated. The limitation of the lesser of $6,500 (or the current limit) or 100% of compensation is reduced by the amount of contributions you make to any other regular IRA (except Education IRAs, now called Coverdell Education Savings Accounts) or Roth IRA for the taxable year. For individuals who have attained at least age 50 before the close of the tax year, the annual cash contribution limit is increased by $1,000 for 2023.

(b) Active Participant. You are an “active participant” for a year if you are covered by a retirement plan. You are covered by a “retirement plan” for a year if your employer or union has a retirement plan under which money is added to your account or you are eligible to earn retirement credits. For example, if you are covered under a profit-sharing plan, a 403(a) annuity, certain government plans, a salary reduction arrangement (such as a Tax Sheltered Annuity arrangement or a 401(k) plan), a Simplified Employee Pension (SEP) plan, a SIMPLE plan, or a plan which promises you a retirement benefit which is based upon the number of years of service you have with the employer, you are likely to be an active participant. Your Form W-2 for the year should indicate your participation status.

(c) Modified Adjusted Gross Income (“MAGI”). If you or your spouse is an active participant, your MAGI for the year (if you and your spouse file a joint tax return, your combined MAGI) will determine whether you can make a deductible IRA contribution. Your federal tax return will calculate your MAGI for this purpose. If you are at or below a certain MAGI level, called the Threshold Level, you are treated as if you were not an active participant and can make a deductible contribution under the same rules as a person who is not an active participant. If you are single, your deduction threshold MAGI level is $73,000 and phased out at $83,000 (for 2023). The deduction threshold level if you are married and file a joint tax return is $116,000 and phased out at $136,000 (for 2023), and if you are married but file a separate tax return, the deduction is phased out at $10,000 (for 2023). However, if only your spouse is an active participant and you file a joint tax return, the deduction threshold level is $218,000 and phased out at $228,000 (for 2023).

The deductibility of IRA contributions under state law varies from state to state. To determine the deductibility of an IRA contribution under state law, please consult with your tax advisor.

An individual not permitted to make a deductible contribution to a traditional IRA may nonetheless make nondeductible contributions up to the maximum contribution limit for that year.

Distributions from IRAs (to the extent they are not treated as a tax-free return of nondeductible contributions) are taxable under federal income tax laws as ordinary income. There are special rules for determining how withdrawals are to be taxed if an IRA contains both deductible and nondeductible amounts. In general, all traditional IRAs are aggregated and treated as one IRA, all withdrawals are treated as one withdrawal, and then a proportionate amount of the withdrawal will be deemed to be made from nondeductible contributions; amounts treated as a return of nondeductible contributions will not be taxable. Certain early withdrawals are subject to an additional penalty tax. However, there are exceptions for certain withdrawals, including: withdrawals up to a total of $10,000 for qualified first-time home buyer expenses, withdrawals used to pay “qualified higher education expenses” of the minimum amount of such distributions, “qualified birth or adoption distributions” of up to $5,000, “qualified disaster recovery distributions” of up to $22,000 and distributions in the case of an individual who is certified by a physician to have a terminal illness. The owner of a traditional IRA must make certain required minimum distributions beginning in the year following the year in which such individual attains the applicable age, as follows: age 72 for individuals who attain age 72 prior to December 31, 2022, age 73 for individuals who attain age 72 after December 31, 2022, and before January 1, 2033, and age 75 for individuals who attain age 74 after December 31, 2032. Failure to comply with these rules can result in the imposition of a 25% excise tax. However, different rules relating to mandatory distributions apply to an individual who attained age 70 1⁄2 before 2020. Failure to comply with these rules can result in the imposition of a 25% excise tax. Please consult with your tax advisor regarding required minimum distributions.

To determine the deductibility of a traditional IRA contribution, please consult with your tax advisor. Please see the IRA Custodial Agreement for additional rules.

ROTH IRAs. Roth IRAs are a form of individual retirement account that feature nondeductible contributions. In certain cases, distributions from a Roth IRA may be tax free. For 2023, the Roth IRA, like the traditional IRA, is subject to a $6,500 ($13,000 for a married couple, $7,500 for individuals who have attained at least age 50 before the close of the tax year, and $15,000 for a married couple who have attained at least age 50 before the close of the tax year) contribution limit (taking into account both Roth IRA and traditional IRA contributions). The maximum contribution that can be made for 2023 is phased-out for taxpayers with MAGI between $138,000 and $153,000 (between $218,000 and $228,000 if married filing jointly). If the Roth IRA has been in effect for five years, and distributions are (1) made on or after the date the individual attains the age of 59 1⁄2; (2) made after the individual’s death; (3) attributable to disability; or (4) used for “qualified first-time home buyer expenses,” they are not taxable. If at least one of these requirements is not met, distributions are treated first as a return of contributions and then as taxable earnings. Taxable distributions may be subject to a 10% penalty for early distributions. All Roth IRAs, like traditional IRAs, are treated as one IRA for this purpose. Unlike the traditional IRA, Roth IRAs are not subject to minimum distribution requirements during the account owner’s lifetime. However, the amount in a Roth IRA is subject to required minimum distribution rules after the death of the account owner. Please see the Roth IRA Custodial Agreement for additional rules on contribution phase-out limits based on income.

Eligible individuals age 50 and older may make additional contributions to their Roth IRAs in the form of catch-up contributions. The maximum limit for a catch-up contribution is $1,000.

COVERDELL EDUCATION SAVINGS ACCOUNTS. A taxpayer may make nondeductible contributions of up to $2,000 per year per beneficiary to a Coverdell Education Savings Account. Contributions cannot be made after the beneficiary becomes 18 years old unless the beneficiary qualifies as a special needs beneficiary. The maximum contribution is phased out for taxpayers with a MAGI between $95,000 and $110,000 (between $190,000 and $220,000 if married filing jointly). Earnings are tax-deferred until a distribution is made. If a distribution does not exceed the beneficiary’s “qualified higher education expenses” for the year, no part of the distribution is taxable. If part of a distribution is taxable, a penalty tax will generally apply as well. Generally, a balance remaining in a Coverdell Education Savings Account when the beneficiary becomes 30 years old must be distributed and any earnings will be taxable and may be subject to a penalty tax upon distribution. Please see the Coverdell Education Savings Account Custodial Agreement for additional rules.

All income and capital gains deriving from IRA and Coverdell Education Savings Account investments in the Fund are reinvested and compounded tax-deferred until distributed from the IRA or Coverdell Education Savings Account. The combination of annual contributions to a traditional IRA, which may be deductible, and tax-deferred compounding can lead to substantial retirement savings. Similarly, the combination of tax-free distributions from a Roth IRA or Coverdell Education Savings Account combined with tax-deferred compounded earnings on investments can lead to substantial retirement and education savings.

TAX INFORMATION

The discussion herein relating to certain federal income tax considerations is presented for general informational purposes only. Since the tax laws are complex and tax results can vary depending upon specific circumstances, investors should consult their own tax adviser regarding an investment in a Fund, including the tax consequences arising under the laws of any state, foreign country, or other taxing jurisdiction. The discussion is based upon provisions of the Internal Revenue Code, the regulations promulgated thereunder, and judicial and administrative rulings, all of which are subject to change, which change may be retroactive.

Taxation of the Funds

Each Fund has either elected or intends to elect and qualify annually to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code. If a Fund so qualifies and elects, it generally will not be subject to federal income tax on its investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short term capital gains over net long-term capital losses), determined without regard to any deduction for dividends paid, and its net capital gains (net long-term capital gains in excess of net short term capital losses) that it distributes to its shareholders.

The MainStay Funds of Funds will not be able to offset gains distributed by one Underlying Fund or one Underlying ETF in which it invests against losses incurred in another Underlying Fund or Underlying ETF in which the MainStay Funds of Funds invest. Redemptions of shares in an Underlying Fund or an Underlying ETF, including those resulting from changes in the allocation among Underlying Funds or Underlying ETFs, could also cause additional distributable gains to shareholders of the MainStay Funds of Funds. A portion of any such gains may be short-term capital gains that would be distributable as ordinary income to shareholders of the MainStay Funds of Funds. Further, a portion of losses on redemptions of shares in the Underlying Funds or Underlying ETFs may be deferred under the wash sale rules. As a result of these factors, the use of the fund-of-funds structure by the MainStay Funds of Funds could therefore affect the amount, timing and character of distributions to their shareholders.

Each Fund intends to distribute, at least annually, to its shareholders substantially all of its investment company taxable income and its net capital gains. In determining amounts of capital gains to be distributed, any capital loss carryovers from prior years will be applied against capital gains.

To qualify for treatment as a regulated investment company, a Fund generally must, among other things: (a) derive in each taxable year at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of securities or foreign currencies, net income derived from certain qualified publicly traded partnerships and other income (including gains from certain options, futures and forward contracts) derived with respect to its business of investing in stock, securities or foreign currencies; (b) diversify its holdings so that at the end of each quarter of the taxable year, (i) at least 50% of the market value of a Fund’s assets is represented by cash, cash items, U.S. government securities, the securities of other regulated investment companies and other securities, that with respect to any one issuer do not represent more than 5% of the value of the Fund’s total assets nor more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its total assets is invested in the securities (other than U.S. government securities or the securities of other regulated investment companies) of any one issuer, or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses or related trades or businesses, or in the securities of one or more qualified publicly traded partnerships; and (c) distribute dividends to its shareholders in respect of each taxable year of an amount equal to at least 90% of the sum of its investment company taxable income (as such term is defined in the Internal Revenue Code) and its net tax-exempt interest income, determined without regard to any deduction for dividends paid.

If a Fund does not meet all of these Internal Revenue Code requirements, it will be taxed (unless certain cure provisions apply) as an ordinary corporation and its distributions (to the extent of available earnings and profits) will be taxed to shareholders as dividend income (except to the extent a shareholder is exempt from tax).

The Treasury Department is authorized to issue regulations to provide that foreign currency gains that are not directly related to a Fund’s principal business of investing in stock or securities (or options and futures with respect to stock or securities) may be excluded from qualifying income for purposes of the 90% gross income requirement described above. To date, however, no such regulations have been issued.

The diversification requirements relating to the qualification of a Fund as a regulated investment company may limit the extent to which a Fund will be able to engage in certain investment practices, including transactions in futures contracts and other types of derivative securities transactions. In addition, if a Fund were unable to dispose of portfolio securities due to settlement problems relating to foreign investments or due to the holding of illiquid investments, the Fund’s ability to qualify as a regulated investment company might be affected.

Amounts not distributed on a timely basis in accordance with a calendar year distribution requirement are subject to a nondeductible 4% excise tax. To prevent imposition of the excise tax, a Fund generally must distribute for the calendar year dividends to its shareholders of an amount at least equal to the sum of (1) 98% of its ordinary taxable income (excluding any capital gains or losses) generally for the calendar year, taking into account certain deferrals and elections, (2) 98.2% of the excess of its capital gains over capital losses (adjusted for certain ordinary losses) for the one-year period ending October 31 of such year, and (3) all ordinary taxable income and capital gain net income (adjusted for certain ordinary losses) for previous years that were not distributed by the Fund on which the Fund did not incur an income tax during such years. To prevent application of the excise tax, the Funds intend to make distributions in accordance with the calendar year distribution requirement.

Character of Distributions to Shareholders — General

Distributions of investment company taxable income, including distributions of net short-term capital gains, are generally characterized as ordinary income. Distributions of a Fund’s net capital gains (the excess of net long-term capital gains over net short-term capital losses), if any, reported by a Fund as capital gain dividends, will generally be taxable to shareholders as long-term capital gains, regardless of how long a shareholder has held the Fund’s shares. All distributions are includable in the gross income of a shareholder whether reinvested in additional shares or received in cash. Shareholders receiving distributions in the form of additional shares will have a cost basis for federal income tax purposes in the shares received equal to the amount of cash the shareholder could have received on the dividend reinvestment date. Shareholders will be notified annually as to the federal tax status of distributions.

The MainStay Funds of Funds can have income, gains or losses from any distributions or redemptions in the Underlying Funds or Underlying ETFs. Distributions of any long-term capital gains of either the MainStay Funds of Funds or Underlying Funds or Underlying ETFs will generally be taxed as long-term capital gains. Other distributions, including short-term capital gains and income generated from equity and debt securities will be taxed as ordinary income. Underlying Funds and Underlying ETFs with high portfolio turnover may realize gains at an earlier time than Underlying Funds and Underlying ETFs with a lower turnover and may not hold securities long enough to obtain the possible benefits of long-term capital gains rates.

The maximum individual rate applicable to “qualified dividend income” and long-term capital gains is either 15% or 20%, depending on whether the individual’s income exceeds certain threshold amounts. Each of the Funds that invest in stock will be able to report a portion of its ordinary income distributions as qualified dividends to the extent that the Fund derives income from qualified dividends. A greater than 60 day (or 90 day in the case of certain preferred stock dividends) holding period and other requirements must be satisfied by both the Fund and the shareholder with respect to each qualified dividend in order to be eligible for the reduced tax rate. A portion of the dividends received from the MainStay Funds of Funds may be treated as qualified dividends to the extent that the Underlying Funds and Underlying ETFs receive qualified dividends. Since many of the stocks in which the Funds, Underlying Funds or Underlying ETFs invest may not pay significant dividends, it is not likely that a substantial portion of the distributions by the Funds will qualify for the preferential rate applicable to qualified dividends.

If a portion of a Fund’s net investment income is derived from dividends from domestic corporations, then a portion of such distributions may also be eligible for the corporate dividends-received deduction. Capital gain distributions will not be eligible for the corporate dividends-received deduction. The dividends-received deduction is reduced to the extent shares of a Fund are treated as debt-financed under the Internal Revenue Code and is generally eliminated unless such shares are deemed to have been held for more than 45 days (or 90 day in the case of certain preferred stock dividends) during a specified period.

If a Fund makes a distribution derived from income earned in lieu of dividends (a “substitute payment”) with respect to securities on loan, pursuant to a securities lending transaction, such income will not constitute qualified dividend income and will not be eligible for the corporate dividends-received deduction. Similar consequences may apply to repurchase and other derivative transactions. Additionally, to the extent any Fund makes distributions of income earned in lieu of tax-exempt interest with respect to securities on loan, such distributions will not be considered in determining the amount of exempt-interest dividends (defined below) distributed to shareholders.

In determining its net capital gain, including in connection with determining the amount available to support a capital gain dividend, its taxable income and its earnings and profits, a Fund generally may elect to treat part or all of any post-October capital loss (defined as any net capital loss attributable to the portion, if any, of the taxable year after October 31 or, if there is no such loss, the net long-term capital loss or net short-term capital loss attributable to such portion of the taxable year) or late-year ordinary loss (generally, the sum of its (i) net ordinary loss from the sale, exchange or other taxable disposition of property, attributable to the portion, if any, of the taxable year after October 31, and its (ii) other net ordinary loss attributable to the portion, if any, of the taxable year after December 31) as if incurred in the succeeding taxable year.

The capital losses of a Fund, if any, do not flow through to shareholders. Rather, the Fund may use its capital losses, subject to applicable limitations, to offset its capital gains without being required to pay taxes on or distribute to shareholders such gains that are offset by the losses. If the Fund has a “net capital loss” (that is, capital losses in excess of capital gains) for a taxable year, the excess (if any) of a Fund’s net short-term capital losses over its net long-term capital gains is treated as a short-term capital loss arising on the first day of the Fund’s next taxable year and the excess (if any) of the Fund’s net long-term capital losses over its net short-term capital gains is treated as a long-term capital loss arising on the first day of the Fund’s next taxable year. Any such net capital losses of a Fund that are not used to offset capital gains may be carried forward indefinitely to reduce any future capital gains realized by the Fund in succeeding taxable years. The amount of capital losses that can be carried forward and used in any single year is subject to an annual limitation if there is a more than 50% “change in ownership” of a Fund. An ownership change generally results when shareholders owning 5% or more of a Fund increase their aggregate holdings by more than 50% over a three-year look-back period. An ownership change could result in capital loss carryovers being used at a slower rate, thereby reducing a Fund’s ability to offset capital gains with those losses. An increase in the amount of taxable gains distributed to a Fund’s shareholders could result from an ownership change. No Fund undertakes any obligation to avoid or prevent an ownership change, which can occur in the normal course of shareholder purchases and redemptions or as a result of engaging in a tax-free reorganization with another fund. Moreover, because of circumstances beyond a Fund’s control, there can be no assurance that a Fund will not experience, or has not already experienced, an ownership change. Additionally, if a Fund engages in a tax-free reorganization with another Fund, the effect of these and other rules not discussed herein may be to disallow or postpone the use by the Fund of its capital loss carryovers (including any current year losses and built-in losses when realized) to offset its own gains or those of the other Fund, or vice versa, thereby reducing the tax benefits Fund shareholders would otherwise have enjoyed from the use of such capital loss carryovers.

An additional 3.8% Medicare tax is imposed on certain net investment income (including ordinary dividends and capital gain distributions received from a Fund and net gains from redemptions or other taxable dispositions of Fund shares) of US individuals, estates and trusts to the extent that such person’s “modified adjusted gross income” (in the case of an individual) or “adjusted gross income” (in the case of an estate or trust) exceeds certain threshold amounts.

A Fund’s distributions with respect to a given taxable year may exceed its current and accumulated earnings and profits available for distribution. In that event, distributions in excess of such earnings and profits generally would be characterized as a return of capital to shareholders for federal income tax purposes, thus reducing each shareholder’s cost basis in his Fund shares. Redemptions in excess of a shareholder’s cost basis in a Fund’s shares generally would be treated as a gain realized from a sale of such shares. In the case of a Fund with a non-calendar taxable year end, the Fund’s earnings and profits are first allocated to distributions made by the Fund on or before December 31 of the taxable year, and then to distributions made by the Fund after December 31 of such taxable year.

Distributions by a Fund (other than the MainStay Money Market Fund) reduce the NAV of the Fund’s shares. Should a distribution reduce the NAV below a shareholder’s cost basis, such distribution, nevertheless, generally would be taxable to the shareholder as ordinary income or capital gain as described above, even though, from an investment standpoint, it may economically represent a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares just prior to a distribution by a Fund. The price of shares purchased at that time includes the amount of the forthcoming distribution. Those purchasing just prior to a distribution will then receive a partial return of their investment upon such distribution, which will nevertheless generally be taxable to them.

A distribution will be treated as paid on December 31 of a calendar year if it is declared by a Fund in October, November or December of that calendar year to shareholders on a record date in such a month and paid by the Fund during January of the following calendar year. Such a distribution will be includable in the gross income of shareholders in the calendar year in which it is declared, rather than the calendar year in which it is received. A Fund may elect to defer recognizing, until the following taxable year, certain net capital losses arising after October 31 of the current taxable year, and certain net ordinary losses arising after October 31 and/or December 31 of the current taxable year. Such deferrals and other rules regarding gains and losses recognized after October 31 and December 31 may affect the amount, timing and tax character of shareholder distributions.

Individuals (and certain other non-corporate entities) are generally eligible for a 20% deduction with respect to taxable ordinary REIT dividends and certain taxable income from publicly traded partnerships (“MLP Income”) through 2025. Treasury regulations allow a regulated investment company to pass through to its shareholders such taxable ordinary REIT dividends. Accordingly, individual (and certain other non-corporate) shareholders of a regulated investment company that have received taxable ordinary REIT dividends may be able to take advantage of this 20% deduction with respect to any such amounts passed through. However, the regulations do not provide a mechanism for a regulated investment company to pass through to its shareholders MLP Income that would eligible for such deduction. It is uncertain whether future legislation or other guidance will enable a regulated investment company to pass through the special character of MLP Income to the regulated investment company’s shareholders.

Certain distributions reported by a Fund as section 163(j) interest dividends may be treated as interest income by shareholders for purposes of the tax rules applicable to interest expense limitations under Section 163(j) of the Internal Revenue Code. Such treatment by the shareholder is generally subject to holding period requirements and other potential limitations, although the holding period requirements are generally not applicable to dividends declared by money market funds and certain other funds that declare dividends daily and pay such dividends on a monthly or more frequent basis. The amount that a Fund is eligible to report as a Section 163(j) dividend for a tax year is generally limited to the excess of the Fund’s business interest income over the sum of the Fund’s (i) business interest expense and (ii) other deductions properly allocable to the Fund’s business interest income.

Character of Distributions to Shareholders — The MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay Tax Free Bond Fund

The Internal Revenue Code permits the character of federally tax-exempt interest distributed by a regulated investment company to “flow through” as “exempt-interest dividends” to its shareholders, provided that 50% or more of the value of its assets at the end of each quarter of its taxable year is invested in state, municipal or other obligations the interest on which is exempt under Section 103(a) of the Internal Revenue Code. The Funds intend to satisfy the 50% requirement to permit their distributions of tax-exempt interest to be treated as such for regular federal income tax purposes in the hands of their shareholders. Exempt-interest dividends must be taken into account by individual shareholders in determining whether their income is large enough to result in taxation of up to 85% of their social security benefits and certain railroad retirement benefits. None of the income distributions of the Funds will be eligible for the deduction for dividends received by certain U.S. corporations.

Although a significant portion of the distributions by the Funds generally is expected to constitute exempt-interest dividends, the Funds may under certain circumstances invest in obligations the interest from which is fully taxable, or, although exempt from the regular federal income tax, is subject to the alternative minimum tax. Similarly, gains from the sale or exchange of obligations the interest on which is exempt from regular federal income tax will constitute taxable income to the Funds. Taxable income or gain may also arise from securities lending transactions, repurchase agreements and options and futures transactions and from municipal obligations acquired at a market discount. Accordingly, it is possible that a significant portion of the distributions of the Funds will constitute taxable rather than tax-exempt income in the hands of a shareholder. Furthermore, investors should be aware that tax laws may change, and issuers may fail to follow applicable laws, causing a tax-exempt item to become taxable.

In addition, as discussed below, a sale of shares in the Funds (including a redemption of such shares and an exchange of shares between two mutual funds) generally will be a taxable event, and may result in a taxable gain or loss to a shareholder. Shareholders should be aware that redeeming shares of the Funds after tax-exempt interest has been accrued by the Fund but before that income has been declared as a dividend may be disadvantageous. This is because the gain, if any, on the redemption will be taxable, even though such gains may be attributable in part to the accrued tax-exempt interest which, if distributed to the shareholder as a dividend rather than as redemption proceeds, might have qualified as an exempt-interest dividend.

Exempt-interest dividends, ordinary dividends, if any, and capital gains distributions from the Funds and any capital gains or losses realized from the sale or exchange of shares may be subject to state and local taxes. However, the portion of a distribution of the Funds’ tax-exempt income that is attributable to state and municipal securities issued within the shareholder’s own state may not be subject, at least in some states, to state or local taxes.

Distributions derived from interest on certain private activity bonds which is exempt from regular federal income tax are treated as a tax preference item and may subject individual shareholders to liability (or increased liability) for the alternative minimum tax.

Opinions relating to the validity of municipal securities and the exemption of interest thereon from federal income tax are rendered by bond counsel to the issuers of bonds held by the Funds. The Funds, the Manager and its affiliates and the Funds’ counsel make no review of proceedings relating to the issuance of state or municipal securities or the bases of such opinions.

Due to the lack of adequate supply of certain types of tax-exempt obligations and other reasons, various instruments are being marketed which are not “pure” state and local obligations, but which are thought to generate interest excludable from gross income under section 103 of the Internal Revenue Code. While the Funds may invest in such instruments, they do not guarantee the tax-exempt status of the income earned thereon or from any other investment. Thus, for example, were the Funds to invest in an instrument thought to give rise to tax-exempt interest but such interest ultimately was determined to be taxable, the Funds might be considered to have invested more than 20% of their assets in taxable instruments. In addition, it is possible in such circumstances that the Funds will not have met the 50% investment threshold, described above, necessary to pay exempt-interest dividends.

Section 147(a) of the Internal Revenue Code prohibits exemption from taxation of interest on certain governmental obligations to persons who are “substantial users” (or persons related thereto) of facilities financed thereby. No investigation as to the users of the facilities financed by bonds in the respective portfolios of the Funds has been made by the Funds. Persons who may be “substantial users” (or “related persons” of substantial users) of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Funds since the acquisition of shares of the Funds may result in adverse tax consequences to them.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Funds is not deductible to the extent it is deemed related to the Funds’ distributions of exempt-interest dividends.

Income derived by the Funds from taxable investments, including but not limited to securities lending transactions, repurchase transactions, options and futures transactions and investments in commercial paper, bankers’ acceptances and CDs will be taxable for federal, state and local income tax purposes when distributed to shareholders. Income derived by the Funds from interest on direct obligations of the U.S. government will be taxable for federal income tax purposes when distributed to shareholders but, provided that the Fund meets the requirements of state law and properly designates distributions to shareholders, such distributions may be excludable from income for state personal income tax purposes. A portion of original issue discount relating to stripped municipal securities and their coupons may also be treated as taxable income under certain circumstances - see “Discount” below. Acquisitions of municipal securities at a market discount may also result in ordinary income and/or capital gains.

Federal Income Tax Capital Loss Carryforwards

A net capital loss incurred by a Fund may be carried forward for an unlimited period, and may be used to offset future capital gains to the extent permitted by the Internal Revenue Code and applicable tax regulations. Capital losses that are carried forward retain their character as either short-term or long-term capital losses, rather than being considered all short-term capital losses. Accordingly, generally, no capital gain distribution is expected to be paid to shareholders of a Fund to the extent it has capital loss carryforwards until net gains have been realized in excess of such amounts. The Funds cannot carry back or carry forward any net operating losses.

As of the most recent fiscal year end, the following Funds had capital loss carryforwards approximating the amount indicated for federal income tax purposes:

FUND	AVAILABLE THROUGH	SHORT TERM CAPITAL LOSS AMOUNT (000’S)	LONG TERM CAPITAL LOSS AMOUNT (000’S)
Funds with fiscal year ending April 30
MainStay CBRE Global Infrastructure Fund	Unlimited	$ 156,815	$ 94,698
MainStay CBRE Real Estate Fund	Unlimited	18,441	5,470
MainStay Conservative ETF Allocation Fund	Unlimited	402	409
MainStay Equity ETF Allocation Fund	Unlimited	474	421
MainStay Growth ETF Allocation Fund	Unlimited	870	634
MainStay MacKay Short Term Municipal Fund	Unlimited	29,217	46,131
MainStay MacKay Strategic Municipal Allocation Fund	Unlimited	4,755	3,420
MainStay Moderate ETF Allocation Fund	Unlimited	1,467	1,438
Funds with fiscal year ending October 31
MainStay Balanced Fund	Unlimited	666	0
MainStay Candriam Emerging Markets Debt Fund	Unlimited	11,576	23,100
MainStay Candriam Emerging Markets Equity Fund	Unlimited	22,758	2,151
MainStay Conservative Allocation Fund	Unlimited	0	319
MainStay Epoch Global Equity Yield Fund	Unlimited	4,494	0
MainStay Epoch International Choice Fund	Unlimited	67,224	0
MainStay Equity Allocation Fund	Unlimited	14	2,179
MainStay Floating Rate Fund	Unlimited	27,972	139,457
MainStay Income Builder Fund	Unlimited	68,552	73,011
MainStay MacKay California Tax Free Opportunities Fund	Unlimited	57,535	66,676
MainStay MacKay Convertible Fund Fund	Unlimited	2,578	6,829
MainStay MacKay High Yield Corporate Bond Fund	Unlimited	40,757	496,694
MainStay MacKay High Yield Municipal Bond Fund	Unlimited	261,454	386,362
MainStay MacKay New York Tax Free Opportunities Fund	Unlimited	43,749	83,357
MainStay MacKay Short Duration High Income Fund	Unlimited	22,986	52,151
MainStay MacKay Short Term Municipal Fund	Unlimited	34,175	49,677
MainStay MacKay Strategic Bond Fund	Unlimited	26,022	173,220
MainStay MacKay Strategic Municipal Allocation Fund	Unlimited	4,401	2,293
MainStay MacKay Tax Free Fund	Unlimited	565,664	382,771
MainStay MacKay Total Return Bond Fund	Unlimited	26,683	36,812
MainStay MacKay U. S. Infrastructure Bond Fund	Unlimited	53,934	36,492
MainStay Money Market Fund	Unlimited	5	0
MainStay PineStone Global Equity Fund	Unlimited	0	564
MainStay PineStone International Equity Fund	Unlimited	27,493	958
MainStay Short Term Bond Fund	Unlimited	2,263	4,269
MainStay WMC Enduring Capital Fund	Unlimited	1,196	6,043
MainStay WMC Growth Fund	Unlimited	43,133	20,829
MainStay WMC International Research Equity Fund	Unlimited	95,295	9,127
MainStay WMC Small Companies Fund	Unlimited	36,562	22,991
Fund with fiscal year ending November 30
MainStay Cushing MLP Premier Fund	Unlimited	176,511	31,254

The following Funds utilized capital loss carryforwards during the most recent fiscal year end:

Funds with fiscal year ending October 31
MainStay Epoch Global Equity Yield Fund	$27,168,289
MainStay Epoch International Choice Fund	11,170,399
MainStay MacKay Strategic Municipal Allocation Fund	1,482,028
MainStay Money Market Fund	3,598
MainStay PineStone Global Equity Fund	383

The MainStay Cushing MLP Premier Fund had the following net operating loss carryovers approximating the amount indicated for federal income tax purposes, expiring on the dates indicated, with potential limitations on the use of such carryovers in any particular year prior to expiration:

FISCAL YEAR ENDED NET OPERATING LOSS	AMOUNT (000’S)	AVAILABLE THROUGH
November 30, 2016	13,291	November 30, 2036
November 30, 2017	56,386	November 30, 2037
Total	69,677

Dispositions of Fund Shares

Upon redemption, sale or exchange of shares of a Fund, a shareholder generally will realize a taxable gain or loss, depending on whether the gross proceeds are more or less than the shareholder’s tax basis for the shares. Any gain or loss generally will be a capital gain or loss if the shares of a Fund are capital assets in the hands of the shareholder, and a gain generally will be taxable to shareholders as long-term capital gains if the shares had been held for more than one year.

A loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which capital gain dividends have been paid will, to the extent of such capital gain dividends, be treated as long-term capital loss if such shares have been held by the shareholder for six months or less at the time of their disposition. Furthermore, a loss realized by a shareholder on the redemption, sale or exchange of shares of a Fund with respect to which exempt-interest dividends have been paid may, to the extent of such exempt-interest dividends, be disallowed if such shares have been held by the shareholder for six months or less at the time of their disposition. A loss realized on a redemption, sale or exchange also will be disallowed to the extent the shares disposed of are replaced (whether through reinvestment of distributions, or otherwise) within a period of 61 days beginning 30 days before and ending 30 days after the shares are disposed of. In such a case, the basis of the shares acquired will be adjusted to reflect the disallowed loss. Individual shareholders may generally deduct in any year only $3,000 of capital losses that are not offset by capital gains and any remaining losses may be carried over to future years. Corporations may generally deduct losses only to the extent of capital gains, and are subject to certain limitations with respect to carryovers for excess losses.

Under certain circumstances, the sales charge incurred in acquiring shares of a Fund may not be taken into account in determining the gain or loss on the disposition of those shares. This rule applies where shares of a Fund are exchanged within 90 days after the date they were purchased (and prior to February 1st of the following year) and new shares are acquired without a sales charge or at a reduced sales charge pursuant to a right acquired upon the initial purchase of shares. In that case, the gain or loss recognized on the exchange will be determined by excluding from the tax basis of the shares exchanged all or a portion of the sales charge incurred in acquiring those shares. The portion of the sales charge affected by this rule will be treated as a sales charge paid for the new shares and will be reflected in their basis.

Foreign Currency Gains and Losses

Under the Internal Revenue Code, gains or losses attributable to fluctuations in exchange rates which occur between the time a Fund accrues income or other receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities generally are treated as ordinary income or ordinary loss. Similarly, on the disposition of debt securities denominated in a foreign currency and on the disposition of certain options, futures, forwards and other contracts, gain or loss attributable to fluctuations in the value of foreign currency between the date of acquisition of the security or contract and the date of disposition also are generally treated as ordinary gain or loss or capital gain or loss depending upon election for certain forwards, futures and options made by each Fund. These gains or losses, referred to under the Internal Revenue Code as “Section 988” gains or losses, may increase or decrease the amount of a Fund’s net investment income distributable to its shareholders. If Section 988 losses exceed other investment company taxable income (which includes, among other items, dividends, interest and the excess, if any, of net short-term capital gains over net long-term capital losses) during the taxable year, a Fund would not be able to make any ordinary dividend distributions and distributions made before the losses were realized would be recharacterized as a return of capital to shareholders or, in some cases, as capital gain, rather than as an ordinary dividend.

Discount

Certain bonds acquired by the Funds, such as zero coupon bonds, may be treated as bonds that were originally issued at a discount. Original issue discount represents interest for federal income tax purposes and is generally defined as the difference between the price at which a bond was issued (or the price at which it was deemed issued for federal income tax purposes) and its stated redemption price at maturity. Original issue discount is treated for federal income tax purposes as income earned by a Fund over the term of the bond, and therefore is subject to the distribution requirements of the Internal Revenue Code. The annual amount of income earned on such a bond by a Fund generally is determined on the basis of a constant yield to maturity which takes into account the semiannual compounding of accrued interest (including original issue discount). Certain bonds acquired by the Funds may also provide for contingent interest and/or principal. In such a case, rules similar to those for original issue discount bonds would require the accrual of income based on an assumed yield that may exceed the actual interest payments on the bond.

Some of the bonds may be acquired by a Fund on the secondary market at a discount which exceeds the original issue discount, if any, on such bonds. This additional discount constitutes market discount for federal income tax purposes. Any gain recognized on the disposition of any bond having market discount generally will be treated as taxable ordinary income to the extent it does not exceed the accrued market discount on such bond (unless a Fund elects to include market discount in income in the taxable years to which it is attributable). Realized accrued market discount on obligations that pay tax-exempt interest is nonetheless taxable. Generally, market discount accrues on a daily basis for each day the bond is held by a Fund at a constant rate over the time remaining to the bond’s maturity. In the case of any debt instrument having a fixed maturity date of not more than one year from date of issue, the gain realized on disposition will be treated as short-term capital gain.

Some of the bonds acquired by a Fund with a fixed maturity date of one year or less from the date of their issuance may be treated as having original issue discount or, in certain cases, “acquisition discount” (very generally, the excess of a bond’s stated redemption price at maturity over its acquisition price). A Fund will be required to include any such original issue discount or acquisition discount in taxable ordinary income. The rate at which such acquisition discount and market discount accrues, and thus included in a Fund’s investment company taxable income, will depend upon which of the permitted accrual methods the Fund elects.

Where a Fund acquires a bond at a price that exceeds the bond’s stated redemption price at maturity, the bond is considered to have been acquired at a premium which is amortizable over the remaining term of the bond. In the case of a taxable bond, if a Fund makes an election applicable to all such bonds acquired by the Fund, the Fund would reduce the tax basis of the bonds as well as its investment company taxable income by the amount of amortized premium on such bonds. Upon the sale or other disposition of such bonds acquired on or after January 4, 2013, a Fund is permitted to deduct any remaining premium allocable to a prior period. In the case of a tax-exempt bond, a Fund is required to reduce its tax basis as well as the amount of tax-exempt interest available for distribution to shareholders as exempt-interest dividends by the amount of such amortized premium.

Taxation of Options, Futures Contracts and Similar Instruments

Some of the options, futures contracts and forward contracts entered into by a Fund may be treated as “Section 1256 contracts.” Generally, gains or losses on Section 1256 contracts generally are considered 60% long-term and 40% short-term capital gains or losses (“60/40”). Also, certain Section 1256 contracts held by a Fund are “marked-to-market” at the end of the Fund’s taxable year as well as on certain other dates prescribed in the Internal Revenue Code with the result that unrealized gains or losses are treated as though they were realized by the Fund. The resulting gain or loss generally is treated as 60/40 gain or loss, except for foreign currency gain or loss on such contracts, which generally is ordinary in character, unless an election is made by a Fund to treat such gain or loss on certain forwards, futures and options as capital gain or loss.

Distribution of a Fund’s gains from hedging transactions will be taxable to shareholders. Generally, hedging transactions and certain other transactions in options, futures and forward contracts undertaken by a Fund may result in “straddles” for federal income tax purposes. The straddle rules may affect the amount, timing and character of gains (or losses) realized by a Fund. In addition, losses realized by a Fund on positions that are part of a straddle may be deferred under the straddle rules, rather than being taken into account in calculating the taxable income for the taxable year in which such losses are realized.

Furthermore, certain transactions (including options, futures contracts, notional principal contracts, short sales and short sales against the box) with respect to an “appreciated position” in certain financial instruments may be deemed a constructive sale of the appreciated position, requiring the immediate recognition of gain by a Fund as if the appreciated position were sold by the Fund.

Because only a few regulations implementing the straddle rules have been promulgated, and regulations relating to constructive sales of appreciated positions have yet to be promulgated, the tax consequences of transactions in options, futures and forward contracts to a Fund are not entirely clear. The hedging transactions in which a Fund engages may increase the amount of short-term capital gain realized by a Fund which is taxed as ordinary income when distributed to shareholders.

Certain rules may affect the timing and character of gain if a Fund engages in transactions that reduce or eliminate its risk of loss with respect to appreciated financial positions. If a Fund enters into certain transactions in property while holding substantially identical property (for example, a short sale against the box), the Fund generally would be treated as if it had sold and immediately repurchased the property and would be taxed on any gain (but not loss) from the constructive sale. The character of gain from a constructive sale would depend upon the Fund’s holding period in the property. Loss from a constructive sale generally would be recognized when the property was subsequently disposed of, and its character would depend on the Fund’s holding period and the application of various loss deferral provisions of the Internal Revenue Code.

A Fund may make one or more of the elections available under the Internal Revenue Code which are applicable to straddles. If a Fund makes any of the elections, the amount, character and timing of the recognition of gains or losses from the affected straddle positions will be determined under rules that vary according to the election(s) made. The rules applicable under certain of the elections may operate to accelerate the recognition of gains or losses from the affected straddle positions.

Because application of the straddle rules may affect the character of gains or losses, defer losses and/or accelerate the recognition of gains or losses from the affected straddle positions, the amount which must be distributed to shareholders and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a Fund that did not engage in such hedging transactions.

Gains from certain transactions, including, for example, transactions in options, futures and other instruments and interest on obligations that is not exempt from federal income tax, will be taxable income to the Funds. The diversification requirements applicable to a Fund’s status as a regulated investment company may limit the extent to which the Fund will be able to engage in transactions in options, futures contracts, forward contracts, or other financial instruments.

The rules governing the tax aspects of swap agreements entered into by a MainStay Fund are in a developing stage and are not entirely clear in certain respects. Accordingly, while the MainStay Funds eligible to enter into swap agreements intend to account for such transactions in a manner deemed to be appropriate, the IRS might not accept such treatment. If it did not, the status of a Fund as a regulated investment company might be affected. It is possible that developments in the swap market and the laws relating to swaps, including potential government regulation, could have tax consequences. The MainStay Funds intend to monitor developments in this area.

Certain requirements that must be met under the Internal Revenue Code in order for a Fund to qualify as a regulated investment company may limit the extent to which a Fund will be able to engage in transactions in options, futures, forward contracts and swaps.

Foreign Taxes

Foreign investing involves the possibility of confiscatory taxation, foreign taxation of income earned in the foreign nation (including withholding taxes on interest and dividends) or other foreign taxes imposed with respect to investments in the foreign nation.

Investment income received (including gains recognized) by a Fund from sources outside the United States may be subject to foreign taxes which were paid or withheld at the source. Such taxes will reduce the amount of dividends and distributions paid to the Funds’ shareholders. The effective rate of foreign taxes to which a Fund will be subject depends on the specific countries in which each Fund’s assets will be invested and the extent of the assets invested in each such country and, therefore, cannot be determined in advance.

MainStay Candriam Emerging Markets Equity Fund, MainStay Epoch Capital Growth Fund, MainStay Epoch Global Equity Yield Fund, MainStay Epoch International Choice Fund, and MainStay WMC International Research Equity Fund may qualify for and make the election permitted under Section 853 of the Internal Revenue Code, provided that more than 50% of the value of the total assets of the Fund at the close of the taxable year consists of securities of foreign corporations. Additionally, a Fund may be eligible to make such election if at least 50% of the value of a Fund’s total assets at the close of each quarter of its taxable year is represented by interests in other regulated investment companies. Pursuant to this election, a shareholder will be required to include in gross income (in addition to taxable dividends actually received) his pro rata share of the foreign income and similar taxes paid by a Fund, and will be entitled either to claim a deduction (as an itemized deduction) for his pro rata share of such foreign taxes in computing his taxable income or to use it as a foreign tax credit against his U.S. federal income taxes, subject to limitations. Foreign taxes may not be deducted by a shareholder that is an individual in computing the alternative minimum tax. Each shareholder will be notified whether the foreign taxes paid by the Fund will be eligible for such treatment for that year and, if so, such notification will report (a) the shareholder’s portion of the foreign taxes paid to each such country and (b) the portion of the dividend which represents income derived from sources within each such country.

The foreign tax credit and deduction available to shareholders is subject to certain limitations imposed by the Internal Revenue Code, including a holding period requirement with respect to Fund shares. Generally, a credit for foreign taxes is subject to the limitation that it may not exceed the shareholder’s U.S. tax attributable to his total foreign source taxable income. For this purpose, if a Fund makes the election described in the preceding paragraph, the source of a Fund’s income flows through to its shareholders. With respect to the Funds, gains from the sale of securities generally will be treated as derived from U.S. sources and Section 988 gains generally will be characterized as ordinary income derived from U.S. sources. The limitation on the foreign tax credit is applied separately to foreign source passive income (as defined for purposes of the foreign tax credit), including foreign source passive income received from a Fund. If a Fund is not eligible to make the election described above, the foreign income and similar taxes it pays generally will reduce investment company taxable income and distributions by a Fund will be treated as U.S. source income.

It should also be noted that a tax-exempt shareholder, like other shareholders, will be required to treat as part of the amounts distributed its pro rata portion of the income taxes paid by the Fund to foreign countries. However, that income will generally be exempt from taxation by virtue of such shareholder’s tax-exempt status, and such a shareholder generally will not be entitled to either a tax credit or a deduction with respect to such income.

The foregoing is only a general description of the foreign tax credit under current law. Because application of the credit depends on the particular circumstances of each shareholder, shareholders are advised to consult their own tax advisers.

Passive Foreign Investment Companies

Certain Funds may invest in shares of foreign corporations which may be treated under the Internal Revenue Code as passive foreign investment companies (“PFICs”). In general, a foreign corporation is classified as a PFIC if at least one-half of its assets constitute investment-type assets or 75% or more of its gross income is investment-type income. If a Fund receives an “excess distribution” with respect to PFIC stock, the Fund itself may be subject to a tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC shares. The Fund itself generally will be subject to tax on the portion, if any, of an excess distribution that is so allocated to prior Fund taxable years and an interest factor will be added to the tax, as if the tax had been payable in such prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC shares are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have otherwise been characterized as capital gain.

A Fund may be eligible to elect alternative tax treatment with respect to PFIC shares. Under an election that currently is available in some circumstances, a Fund generally would be required to include in its gross income its share of the earnings of a PFIC on a current basis, regardless of whether distributions are received from the PFIC in a given taxable year. If this election were made, the special rules, discussed above, relating to the taxation of excess distributions, would not apply.

Alternatively, a Fund may elect to mark-to-market its PFIC shares at the end of each taxable year, with the result that unrealized gains would be treated as though they were realized and reported as ordinary income. Any mark-to-market losses would be deductible as ordinary losses to the extent of any net mark-to-market gains included in income in prior taxable years.

Because the application of the PFIC rules may affect, among other things, the character of gains, the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, as well as subject a Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders, and which will be taxed to shareholders as ordinary income or long-term capital gain, may be increased or decreased substantially as compared to a fund that did not invest in PFIC shares.

MLP Equity Securities

MLPs are similar to corporations in many respects, but differ in others, especially in the way they are treated for U.S. federal income tax purposes. A corporation is subject to U.S. federal income tax on its income, and, to the extent the corporation distributes its income to its shareholders in the form of dividends from earnings and profits, its shareholders are subject to U.S. federal income tax on such dividends. For this reason, it is said that corporate income is subject to tax at two levels. Unlike a corporation, an MLP is generally treated for U.S. federal income tax purposes as a partnership, which means that it is not subject to U.S. federal income tax at the partnership entity level. A partnership’s net income (loss) and net gains (losses) are considered earned or incurred, as appropriate, by all of its partners and are generally allocated among all the partners in proportion to their equity interests in the partnership. Each partner is generally subject to tax on its share of the partnership’s net income and net gains regardless of whether the partnership distributes cash to the partners. All the other items (such as losses, deductions and expenses) that go into determining taxable income and tax owed are passed through to the partners as well. Partnership income is thus said to be subject to tax only at one level — at partner-level.

The Internal Revenue Code generally requires a partnership considered a “publicly-traded partnership” under the Internal Revenue Code to be subject to tax as a corporation for U.S. federal income tax purposes. If, however, a partnership satisfies certain requirements, the partnership will be subject to tax as a partnership for U.S. federal income tax purposes. Such partnerships are referred to herein as MLPs. Under these requirements, an MLP is required to receive 90% of its gross income from qualifying sources, such as interest, dividends, real estate rents, gain from the sale or disposition of real property, income and gain from mineral or natural resources activities, income and gain from the transportation or storage of certain fuels, gain from the sale or disposition of a capital asset held for the production of income described in the foregoing, and, in certain circumstances, income and gain from commodities or futures, forwards and options with respect to commodities. Mineral or natural resources activities include exploration, development, production, mining, refining, marketing and transportation (including pipelines), of oil and gas, minerals, geothermal energy, fertilizers, timber or carbon dioxide. Many MLPs today are in energy, timber or real estate related (including mortgage securities) businesses.

Although distributions from MLPs resemble corporate dividends, they are treated differently for U.S. federal income tax purposes. A distribution from an MLP is not itself taxable to an investor (because income of the MLP is considered to have been earned by its investors even if not distributed) to the extent of the investor’s basis in its MLP interest and is treated as income or gain to the extent the distribution exceeds the investor’s basis (see the general description below as to how a MLP investor’s basis is calculated) in the MLP.

To the extent that a Fund invests in the equity securities of an MLP, the Fund will be a limited partner in such MLP. Accordingly, the Fund will be required to include in its taxable income such Fund’s allocable share of the income, gains, losses, deductions and expenses recognized by each such MLP, regardless of whether the MLP distributes cash to the Fund.

Distributions from an MLP in excess of the Fund’s basis in the MLP will generally be treated as capital gain. However, as discussed below, a portion of the gain may instead be treated as ordinary income to the extent attributable to certain assets held by the MLP the sale of which would produce ordinary income. To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP may be reduced, which will result in an increase in an amount of income or gain (or decrease in the amount of loss) that will be recognized by the Fund for tax purposes upon the sale of any such interests or upon subsequent distributions in respect of such interests. Furthermore, any return of capital distribution received from the MLP may require the Fund to restate the character of its distributions and amend any shareholder tax reporting previously issued.

A Fund will recognize gain or loss on the sale, exchange or other taxable disposition of an equity security of an MLP equal to the difference between the amount realized by the Fund on the sale, exchange or other taxable disposition and the Fund’s adjusted tax basis in such equity security. The amount realized by a Fund generally will be the amount paid by the purchaser of the equity security plus the Fund’s allocable share, if any, of the MLP’s debt that will be allocated to the purchaser as a result of the sale, exchange or other taxable disposition. A Fund’s tax basis in its equity securities in an MLP is generally equal to the amount the Fund paid for the equity securities, (x) increased by the Fund’s allocable share of the MLP’s net taxable income and certain MLP debt, if any, and (y) decreased by the Fund’s allocable share of the MLP’s net losses and any distributions received by the Fund from the MLP. Although any distribution by an MLP to a Fund in excess of the Fund’s allocable share of such MLP’s net taxable income may create a temporary economic benefit to the Fund, such distribution will increase the amount of income or gain (or decrease the amount of loss) that will be recognized on the sale of an equity security in the MLP by the Fund. If a Fund is required to sell equity securities of an MLP to meet redemption requests, the Fund may recognize ordinary income and/or gain for U.S. federal income tax purposes in excess of any cash available for distribution to Fund shareholders. A Fund’s investments in partnerships, including MLPs, may result in such Fund being subject to additional state, local, or foreign income, franchise or withholding tax liabilities.

A portion of any gain or loss recognized by a Fund on a disposition of an equity security of an MLP or by an MLP on a disposition of an underlying asset may be separately computed and treated as ordinary income or loss under the Internal Revenue Code to the extent attributable to assets of the MLP that give rise to depreciation recapture, intangible drilling and development cost recapture, or other “unrealized receivables” or “inventory items” under the

Internal Revenue Code. Any such gain may exceed net taxable gain realized on the disposition and will be recognized even if there is a net taxable loss on the disposition. The Fund’s net capital losses may only be used to offset capital gains and therefore cannot be used to offset gains that are treated as ordinary income. Thus, the Fund could recognize both gain that is treated as ordinary income and a capital loss on a disposition of an MLP equity security (or on an MLP’s disposition of an underlying asset) and would not be able to use the capital loss to offset that gain.

Any capital losses that a Fund recognizes on a disposition of an equity security of an MLP can only be used to offset capital gains that the Fund recognizes. Any capital losses that the Fund is unable to use in a current taxable year generally may be carried forward indefinitely.

Investment in Taxable Mortgage Pools (Excess Inclusion Income)

Applicable to all Funds except MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Tax Free Bond Fund and MainStay Money Market Fund

Under a Notice issued by the IRS, a portion of a Fund’s income from a U.S. REIT that is attributable to the REIT’s residual interest in a REMIC or equity interests in a “taxable mortgage pool” (referred to in the Internal Revenue Code as an “excess inclusion”) will be subject to U.S. federal income tax in all events. The excess inclusion income of a regulated investment company will be allocated to shareholders of the regulated investment company in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest or, if applicable, taxable mortgage pool directly. In general, excess inclusion income allocated to shareholders (i) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (ii) will constitute unrelated business taxable income (“UBTI”) to Shareholders subject to tax on UBTI (including qualified pension plans, individual retirement accounts, 401(k) plans, Keogh plans or other tax-exempt entities), thereby potentially requiring such an entity that is allocated excess inclusion income and otherwise might not be required to file a tax return, to file a tax return and pay tax on such income, and (iii) in the case of a non-U.S. Shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (which generally includes certain cooperatives, governmental entities and tax-exempt organizations not subject to UBTI) is a record holder of a share in a regulated investment company, then the regulated investment company will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations. The IRS Notice also imposes certain reporting requirements upon regulated investment companies that have excess inclusion income. There can be no assurance that a Fund will not allocate excess inclusion income to shareholders.

Tax Reporting Requirements and Backup Withholding

All distributions, whether received in shares or cash, must be reported by each shareholder on his or her federal income tax return. Shareholders are also required to report exempt-interest dividends.

Redemptions of shares, including exchanges for shares of another MainStay Fund, may result in tax consequences (gain or loss) to the shareholder and generally are also subject to these reporting requirements.

Under federal income tax law, a Fund will be required to report to the IRS all distributions of income and capital gains as well as gross proceeds from the redemption or exchange of Fund shares (other than shares of the MainStay Money Market Fund), except with respect to certain shareholders exempt from such reporting. In addition to the gross proceeds from the redemption or exchange of Fund shares, for Fund shares purchased on or after January 1, 2012, the cost basis also will generally be reported to the IRS and each shareholder annually on Form 1099-B.

Each distribution is accompanied by a brief explanation of the form and character of the distribution. During February of each calendar year, each of the Funds will issue to each shareholder a statement of the federal income tax status of all distributions paid during the prior calendar year, including, in the case of the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund , MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay Tax Free Bond Fund, a statement of the percentage of the prior calendar year’s distributions which the Fund has reported as tax-exempt, the percentage of such tax-exempt distributions treated as a tax-preference item for purposes of the alternative minimum tax, and in, the case of the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund and MainStay MacKay Tax Free Bond Fund, the source on a state-by-state basis of all distributions.

If a shareholder recognizes a loss on a sale or other disposition of Fund shares of $2 million or more in any one taxable year (or $4 million or more over a period of six taxable years) for an individual shareholder or $10 million or more in any taxable year (or $20 million or more over a period of six taxable years) for a corporate shareholder, the shareholder must file a disclosure statement on Form 8886 with the IRS. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a regulated investment company that engaged in a reportable transaction are not excepted. Significant penalties may be imposed for the failure to comply with the reporting requirements. The fact that a loss is reportable under these reporting requirements does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these reporting requirements in light of their individual circumstances.

Under the backup withholding provisions of the Internal Revenue Code, all taxable distributions and proceeds from the redemption or exchange of a Fund’s shares may be subject to withholding of federal income tax, currently at the rate of 24%, in the case of nonexempt shareholders if (1) a shareholder fails to furnish the Fund with and to certify the shareholder’s correct taxpayer identification number, (2) the IRS notifies the Fund or a shareholder that the shareholder has failed to report properly certain interest and dividend income to the IRS, or (3) when required to do so, a shareholder fails to certify that the shareholder is not subject to backup withholding. If the backup withholding provisions are applicable, any such distributions and proceeds, whether taken in cash or reinvested in shares, will be reduced by the amounts required to be withheld. Backup withholding is not an additional tax and any amounts withheld are creditable against the shareholder’s U.S. federal tax liability. Investors may wish to consult their tax advisors about the applicability of the backup withholding provisions.

State and Local Taxes

Distributions by the Funds also may be subject to state and local taxes, and their treatment under state and local income tax laws may differ from the federal income tax treatment. Shareholders should consult their tax advisers with respect to particular questions of federal, state and local taxation.

Shareholders of the MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation and/or the MainStay MacKay Tax Free Bond Fund may be subject to state and local taxes on distributions from these Funds, including distributions which are exempt from federal income taxes. Some states exempt from the state personal income tax distributions from the Funds derived from interest on obligations issued by the U.S. government or by such state or its municipalities or political subdivisions. Each investor should consult his or her own tax advisor to determine the tax status of distributions from the Funds in his or her own state and locality.

Foreign Shareholders

The foregoing discussion relates only to U.S. federal income tax law as applicable to U.S. persons (i.e., U.S. citizens and residents and U.S. domestic corporations, partnerships, trusts and estates). However, non-U.S. shareholders should refer to the discussion above in respect to Fund investments in certain REITs or in REMIC residual interests.

Applicable to all Funds except MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay Money Market Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund and MainStay MacKay Utah Muni Fund.

Except as discussed below, shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates or other non-U.S. investors, who are collectively “non-U.S. Shareholders”) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless such withholding tax is reduced or eliminated pursuant to an income tax treaty with the U.S. or the distributions are effectively connected with a U.S. trade or business of the non-U.S. Shareholder. However, distributions of net capital gain (the excess of any net long-term capital gains over any net short-term capital losses) by the MainStay Funds, including amounts retained by any MainStay Fund which are reported as undistributed capital gains, to a non-U.S. Shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with a non-U.S Shareholder’s trade or business conducted within the United States or, in the case of a non-U.S. Shareholder who is a nonresident alien individual, the non-U.S. Shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. If the income or gains earned by a non-U.S. Shareholder from a MainStay Fund is considered to be effectively connected with a U.S. trade or business carried on by the non-U.S. Shareholder, then any dividends or distributions paid to such non-U.S. Shareholder as well as any gains realized by such non-U.S. Shareholder on the sale or exchange of the MainStay Fund’s shares will be subject to U.S. federal income tax at the graduated tax rates applicable to U.S. persons. In addition, non-U.S. Shareholders may be subject to U.S. federal withholding tax on deemed income resulting from any election by the MainStay Fund to treat qualified foreign taxes it pays as passed through to Shareholders (as described above). As such, affected non-U.S. Shareholders may not be able to claim a U.S. tax credit or deduction with respect to such taxes.

Furthermore, non-U.S. Shareholders generally are not subject to U.S. federal withholding tax on certain distributions derived from qualified net interest income (generally, a MainStay Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the MainStay Fund or the non-U.S. Shareholder is at least a 10% shareholder, reduced by expenses that are allocable to such income) and/or qualified short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when distributed to non-U.S. Shareholders. In the case of MainStay Fund shares held through an intermediary, the intermediary may have withheld amounts even if the MainStay Funds reported all or a portion of a dividend payment as exempt from U.S. federal withholding tax. Moreover, distributions paid to a non-U.S. Shareholder that a MainStay Fund reports as derived from qualified short-term capital gains or from net capital gain will not be eligible to be treated as such by the non-U.S. Shareholder if the distribution is attributable to a REIT’s distribution to the MainStay Fund of a gain from the sale or exchange of U.S. real property or an interest in a “U.S. real property holding corporation,” as discussed below, and if the MainStay Fund’s direct and indirect interests in U.S. real property exceed certain levels discussed below. Affected non-U.S. Shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Any capital gain realized by a non-U.S. Shareholder upon a sale or redemption of shares of a MainStay Fund will generally not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the non-U.S. Shareholder’s trade or business in the U.S., or in the case of a non-U.S. Shareholder who is a nonresident alien individual, the non-U.S. Shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

Non-U.S. Shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. Also, non-U.S. Shareholders of the MainStay Funds may be subject to U.S. estate tax with respect to their MainStay Fund shares.

Under the provisions of the Foreign Investment in Real Property Tax Act of 1980, as amended, and as included in the Internal Revenue Code (“FIRPTA”), a non-U.S. Shareholder is subject to withholding tax in respect of a disposition of a U.S. real property interest and any gain from such disposition is subject to U.S. federal income tax as if such non-U.S. Shareholder were a U.S. person. Such gain is sometimes referred to as “FIRPTA gain.” If a MainStay Fund is subject to U.S. federal tax treatment as a “U.S. real property holding corporation” and is not considered to be domestically controlled under U.S. tax law, any gain realized on the sale or exchange of the shares of such MainStay Fund by a non-U.S. Shareholder that owns at any time during the five-year period ending on the date of disposition more than 5% of a class of such MainStay Fund’s shares would be subject to U.S. tax treatment as FIRPTA gain. A MainStay Fund will be a “U.S. real property holding corporation” for U.S. federal tax purposes if, in general, 50% or more of the fair market value of its assets consists of U.S. real property interests, including stock of certain U.S. REITs.

The Internal Revenue Code provides a look-through rule for distributions of FIRPTA gain by a MainStay Fund if all of the following requirements are met: (i) the MainStay Fund is treated as a “qualified investment entity” for U.S. federal tax purposes (which includes a regulated investment company if, in general, more than 50% of the regulated investment company’s assets consist of interest in REITs and U.S. real property holding corporations); and (ii) if a non-U.S. Shareholder owns more than 5% of the MainStay Fund’s shares at any time during the one-year period ending on the date of the distribution. If these conditions are met, distributions by a MainStay Fund to such non-U.S. Shareholders may also be treated as FIRPTA gain to the extent derived from gain from the disposition of a U.S. real property interest, and therefore generally would be subject to U.S. federal withholding tax, thereby requiring affected non-U.S. Shareholders to file a nonresident U.S. income tax return. Also, such gain may be subject to a 30% branch profits tax in the hands of a non-U.S. Shareholder that is a corporation. Even if a non-U.S. Shareholder does not own more than 5% of a MainStay Fund’s shares, distributions made by a MainStay Fund that are attributable to gain from the sale or disposition of a U.S. real property interest will be taxable to such non-U.S. Shareholder as ordinary dividends subject to withholding at a 30% or lower treaty rate. It should be noted that the rules set forth above, other than the withholding rules, will apply notwithstanding a MainStay Fund’s participation in a wash sale transaction or its payment of a substitute dividend with respect to such direct or indirect U.S. real property interests.

The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) imposed by the Foreign Account Tax Compliance Act provisions of the Internal Revenue Code (“FATCA”) on payments of dividends made to certain non-U.S. Shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The information required to be reported includes the identity and taxpayer identification number of each account holder and transaction activity within the holder’s account. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. Shareholders located in jurisdictions that have entered into an intergovernmental agreement with the U.S. to implement FATCA may be subject to different rules. Non-U.S. Shareholders should consult their own tax advisors regarding the effect, if any, of these withholding and reporting provisions with respect to their own particular circumstances.

The tax consequences to a non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described therein. Non-U.S. Shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

Applicable to MainStay MacKay Arizona Muni Fund, MainStay MacKay California Tax Free Opportunities Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay High Yield Municipal Bond Fund, MainStay MacKay New York Tax Free Opportunities Fund, MainStay MacKay Oregon Muni Fund, MainStay MacKay Short Term Municipal Fund, MainStay MacKay Strategic Municipal Allocation Fund, MainStay MacKay Tax Free Bond Fund, MainStay Money Market Fund and MainStay MacKay Utah Muni Fund.

Except as discussed below, shareholders who, as to the United States, are not “U.S. persons,” (i.e., are nonresident aliens, foreign corporations, fiduciaries of foreign trusts or estates or other non-U.S. investors, who are collectively “non-U.S. Shareholders”) generally will be subject to U.S. federal withholding tax at the rate of 30% on distributions treated as ordinary income unless such withholding tax is reduced or eliminated pursuant to an income tax treaty with the U.S. or the distributions are effectively connected with a U.S. trade or business of the non-U.S. Shareholder. However, distributions of exempt-interest dividends and of net capital gain (the excess of any net long-term capital gains over any net short-term capital losses) by the MainStay Funds, including amounts retained by any MainStay Fund which are reported as undistributed capital gains, to a non-U.S. Shareholder will not be subject to U.S. federal income or withholding tax unless the distributions are effectively connected with a non-U.S Shareholder’s trade or business conducted within the United States or, in the case of a non-U.S. Shareholder who is a nonresident alien individual, the non-U.S. Shareholder is present in the United States for 183 days or more during the taxable year and certain other conditions are met. If the income or gains earned by a non-U.S. Shareholder from a MainStay Fund is considered to be effectively connected with a U.S. trade or business carried on by the non-U.S. Shareholder, then any dividend or distribution paid to such non-U.S. Shareholder as well as any gains realized by such non-U.S. Shareholder on the sale or exchange of the MainStay Fund’s shares will be subject to U.S. federal income tax at the graduated tax rates applicable to U.S. persons.

Furthermore, non-U.S. Shareholders generally are not subject to U.S. federal withholding tax on certain distributions derived from qualified net interest income (generally, a MainStay Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the MainStay Fund or the non-U.S. shareholder is at least a 10% shareholder, reduced by expenses that are allocable to such income) and/or qualified short-term capital gains earned by the MainStay Funds, to the extent reported by the MainStay Funds. There can be no assurance as to whether any of a MainStay Fund’s distributions will be eligible for this exemption from withholding of U.S. federal income tax or, if eligible, will be reported as such by the MainStay Funds. Depending on the circumstances, a MainStay Fund may report all, some or none of the MainStay Fund’s potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains, and a portion of the MainStay Fund’s distributions (e.g., interest from non-U.S. sources or any foreign currency gains) would be ineligible for this potential exemption from withholding when paid to non-U.S. Shareholders. Moreover, in the case of MainStay Fund shares held through an intermediary, the intermediary may have withheld amounts even if the MainStay Funds reported all or a portion of a dividend payment as exempt from U.S. federal withholding tax. Affected non-U.S. Shareholders should contact their intermediaries regarding the application of these rules to their accounts.

Any capital gain realized by a non-U.S. Shareholder upon a sale or redemption of shares of a MainStay Fund will generally not be subject to U.S. federal income or withholding tax unless the gain is effectively connected with the non-U.S. Shareholder’s trade or business in the U.S., or in the case of a non-U.S. Shareholder who is a nonresident alien individual, the non-U.S. Shareholder is present in the U.S. for 183 days or more during the taxable year and certain other conditions are met.

Non-U.S. Shareholders who fail to furnish any MainStay Fund with the proper IRS Form W-8 (i.e., IRS Form W-8BEN, IRS Form W-8BEN-E, IRS Form W-8ECI, IRS Form W-8IMY or IRS Form W-8EXP), or an acceptable substitute, may be subject to backup withholding (currently at a rate of 24%) rate on dividends (including capital gain dividends) and on the proceeds of redemptions and exchanges. Also, non-U.S. Shareholders of the MainStay Funds may be subject to U.S. estate tax with respect to their MainStay Fund shares.

The MainStay Funds are also required to withhold U.S. tax (at a 30% rate) imposed by the Foreign Account Tax Compliance Act provisions of the Internal Revenue Code (“FATCA”) on payments of dividends made to certain non-U.S. Shareholders that fail to comply (or be deemed compliant) with extensive reporting and withholding requirements in the Internal Revenue Code designed to inform the U.S. Department of the Treasury of U.S.-owned foreign investment accounts. The information required to be reported includes the identity and taxpayer identification number of each account holder and transaction activity within the holder’s account. Shareholders may be requested to provide additional information to determine whether such withholding is required. Non-U.S. shareholders located in jurisdictions that have entered into an intergovernmental agreement with the U.S. to implement FATCA may be subject to different rules. Non-U.S. shareholders should consult their own tax advisors regarding the effect, if any, of these withholding and reporting provisions with respect to their own particular circumstances.

The tax consequences to a non-U.S. Shareholder entitled to claim the benefits of an applicable tax treaty may be different from those described therein. Non-U.S. Shareholders are advised to consult with their own tax advisors with respect to the particular tax consequences to them of an investment in the MainStay Funds.

OTHER INFORMATION

Organization and Capitalization

MainStay Funds Trust

MainStay Funds Trust is an open-end management investment company (or mutual fund) formed as a Delaware statutory trust on April 28, 2009.

MainStay Funds Trust has an unlimited authorized number of shares of beneficial interest that may, without shareholder approval, be divided by the Board into any number of portfolios or classes of shares, subject to the requirements of the 1940 Act. When issued, shares of the MainStay Funds Trust are fully paid, non-assessable, redeemable and freely transferrable, subject to any limitations set forth in each Fund’s Prospectus and this SAI.

The following organizational changes have occurred since January 1, 2018:

•	MainStay Epoch International Small Cap Fund liquidated on February 16, 2018;

•	Effective February 28, 2018, the following name changes occurred:

Old Name	New Name
MainStay California Tax Free Opportunities Fund	MainStay MacKay California Tax Free Opportunities Fund
MainStay Cornerstone Growth Fund	MainStay MacKay Growth Fund
MainStay Emerging Markets Equity Fund	MainStay MacKay Emerging Markets Equity Fund
MainStay High Yield Municipal Bond Fund	MainStay MacKay High Yield Municipal Bond Fund
MainStay International Opportunities Fund	MainStay MacKay International Opportunities Fund
MainStay New York Tax Free Opportunities Fund	MainStay MacKay New York Tax Free Opportunities Fund
MainStay S&P 500 Index Fund	MainStay MacKay S&P 500 Index Fund
MainStay Short Duration High Yield Fund	MainStay MacKay Short Duration High Yield Fund
MainStay Total Return Bond Fund	MainStay MacKay Total Return Bond Fund
MainStay U.S. Equity Opportunities Fund	MainStay MacKay U.S. Equity Opportunities Fund

•	Effective May 22, 2018, the MainStay MacKay Tax Advantaged Short Term Bond Fund changed its name to MainStay MacKay Short Term Municipal Fund;

•	MainStay Absolute Return Multi-Strategy Fund was closed to new purchases on June 22, 2018 and liquidated on November 30, 2018;

•	Effective February 28, 2019, MainStay Epoch Global Choice Fund merged into MainStay Epoch Capital Growth Fund;

•	Effective April 1, 2019, MainStay Epoch U.S. Small Cap Fund changed its name to MainStay MacKay Small Cap Core Fund;

•	Effective after the close of business on June 14, 2019, the following mergers occurred:

Acquired Fund	Acquiring Fund
MainStay Retirement 2010 Fund	MainStay Conservative Allocation Fund
MainStay Retirement 2020 Fund
MainStay Retirement 2030 Fund	MainStay Moderate Allocation Fund
MainStay Retirement 2040 Fund	MainStay Moderate Growth Allocation Fund
MainStay Retirement 2050 Fund
MainStay Retirement 2060 Fund	MainStay Growth Allocation Fund

•	MainStay MacKay Intermediate Tax Free Bond Fund commenced operations on June 28, 2019;

•	Effective December 5, 2019, MainStay Indexed Bond Fund changed its name to MainStay Short Term Bond Fund;

•	MainStay MacKay Emerging Markets Equity Fund was closed to new purchases on December 13, 2019, and liquidated on February 26, 2020;

•	MainStay CBRE Global Infrastructure Fund and MainStay CBRE Real Estate Fund commenced operations on February 24, 2020;

•	Effective May 22, 2020, the MainStay Cushing Energy Income Fund and MainStay Cushing Renaissance Advantage Fund merged into MainStay CBRE Global Infrastructure Fund;

•	MainStay ETF Asset Allocation Funds commenced operations on June 30, 2020;

•

Effective July 31, 2020, MainStay Growth Allocation Fund changed its name to MainStay Equity Allocation Fund, and MainStay Moderate Growth Allocation Fund changed its name to MainStay Growth Allocation Fund;

•	Effective March 5, 2021, MainStay MacKay Growth Fund changed its name to MainStay WMC Growth Fund;

•	Effective March 5, 2021, MainStay MacKay International Opportunities Fund changed its name to MainStay WMC International Research Equity Fund;

•	Effective March 5, 2021, MainStay MacKay Small Cap Core Fund changed its name to MainStay WMC Small Companies Fund;

•	Effective April 26, 2021, MainStay Epoch U.S. All Cap Fund and MainStay MacKay U.S. Equity Opportunities Fund merged with and into MainStay WMC Enduring Capital Fund;

•	Effective November 30, 2021, MainStay MacKay Intermediate Tax Free Bond Fund changed its name to MainStay MacKay Strategic Municipal Allocation Fund;

•	Effective February 28, 2022, MainStay MacKay S&P 500 Index Fund changed its name to MainStay S&P 500 Index Fund;

•	MainStay Fiera SMID Growth Fund commenced operations on July 24, 2023;

•	MainStay PineStone Funds commenced operations on August 28, 2023;

•	Effective February 28, 2024, the following name change occurred:

Old Name	New Name
MainStay MacKay Short Duration High Yield Fund	MainStay MacKay Short Duration High Income Fund
•	MainStay Defensive ETF Allocation Fund was closed to new purchases on August 28, 2023 and liquidated on February 26, 2024;

•	MainStay ESG Multi-Asset Allocation Fund was closed to new purchases on August 28, 2023 and liquidated on February 26, 2024;

•	Class R1, Class R2 and Class R3 of certain Funds were closed to new purchases on October 31, 2023 and liquidated on February 28, 2024; and

•	MainStay MacKay Arizona Muni Fund, MainStay MacKay Colorado Muni Fund, MainStay MacKay Oregon Muni Fund and MainStay MacKay Utah Muni Fund commenced operations on [ ].

The MainStay Funds

The MainStay Funds is an open-end management investment company (or mutual fund) formed as a Massachusetts business trust on January 9, 1986.

The MainStay Funds has an unlimited authorized number of shares or beneficial interest that may, without shareholder approval, be divided by the Board into any number of portfolios or classes of shares, subject to the requirements of the 1940 Act. When issued, shares of The MainStay Funds are fully paid, non-assessable, redeemable and freely transferable, subject to any limitations set forth in each Fund’s Prospectus and this SAI.

The following organizational changes have occurred since January 1, 2018:

•	Effective February 28, 2018, the following name changes occurred:

Old Name	New Name
MainStay Common Stock Fund	MainStay MacKay Common Stock Fund
MainStay Convertible Fund	MainStay MacKay Convertible Fund
MainStay Emerging Markets Debt Fund	MainStay MacKay Emerging Markets Debt Fund
MainStay Government Fund	MainStay MacKay Government Fund
MainStay High Yield Corporate Bond Fund	MainStay MacKay High Yield Corporate Bond Fund
MainStay International Equity Fund	MainStay MacKay International Equity Fund
MainStay Tax Free Bond Fund	MainStay MacKay Tax Free Bond Fund
MainStay Unconstrained Bond Fund	MainStay MacKay Unconstrained Bond Fund

•	Effective February 28, 2019, the MainStay MacKay Government Fund changed its name to MainStay MacKay Infrastructure Bond Fund;

•	Effective June 21, 2019, the MainStay MacKay Emerging Markets Debt Fund changed its name to MainStay Candriam Emerging Markets Debt Fund;

•	Effective August 31, 2020, MainStay MacKay Infrastructure Bond Fund changed its name to MainStay MacKay U.S. Infrastructure Bond Fund;

•	Effective February 28, 2020, the MainStay Large Cap Growth Fund changed its name to MainStay Winslow Large Cap Growth Fund;

•	Effective February 28, 2021, MainStay MacKay Unconstrained Bond Fund changed its name to MainStay MacKay Strategic Bond Fund;

•	Effective March 5, 2021, MainStay MacKay Common Stock Fund changed its name to MainStay WMC Enduring Capital Fund;

•	Effective April 26, 2021, MainStay MAP Equity Fund changed its name to MainStay WMC Value Fund.

•	MainStay MacKay International Equity Fund was reorganized into the MainStay PineStone International Equity Fund on September 8, 2023; and

•	Class R1, Class R2 and Class R3 of certain Funds were closed to new purchases on October 31, 2023 and liquidated on February 28, 2024.

Special Considerations for the MainStay S&P 500 Index Fund. The S&P 500® Index is the MainStay S&P 500 Index Fund’s primary broad based securities market index for comparison purposes. The S&P 500® Index is widely regarded as the standard index for measuring large-cap U.S. stock market performance. The S&P 500® Index is a product of S&P Dow Jones Indices LLC or its affiliates (“SPDJI”), and has been licensed for use by New York Life Investments. Standard & Poor’s®, S&P® and S&P 500® are registered trademarks of Standard & Poor’s Financial Services LLC (“S&P”); Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); and these trademarks have been licensed for use by SPDJI and sublicensed for certain purposes by New York Life Investments. It is not possible to invest directly in an index. MainStay S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by SPDJI, Dow Jones, S&P, or any of their respective affiliates (collectively, “S&P Dow Jones Indices”). S&P Dow Jones Indices do not make any representation or warranty, express or implied, to the shareholders of MainStay S&P 500 Index Fund or any member of the public regarding the advisability of investing in securities generally or in MainStay S&P 500 Index Fund particularly or the ability of the S&P 500 Index to track general market performance. Past performance of an index is not an indication or guarantee of future results. S&P Dow Jones Indices’ only relationship to New York Life Investments with respect to the S&P 500 Index is the licensing of the S&P 500 Index and certain trademarks, service marks and/or trade names of S&P Dow Jones Indices and/or its licensors. The S&P 500 Index is determined, composed and calculated by S&P Dow Jones Indices without regard to New York Life Investments or MainStay S&P 500 Index Fund. S&P Dow Jones Indices have no obligation to take the needs of New York Life Investments or the shareholders of MainStay S&P 500 Index Fund into consideration in determining, composing or calculating the S&P 500 Index. S&P Dow Jones Indices are not responsible for and have not participated in the determination of the prices, and amount of MainStay S&P 500 Index Fund or the timing of the issuance or sale of shares of MainStay S&P 500 Index Fund or in the determination or calculation of the equation by which shares of MainStay S&P 500 Index Fund is to be converted into cash, surrendered or redeemed, as the case may be. S&P Dow Jones Indices have no obligation or liability in connection with the administration, marketing or trading of shares of MainStay S&P 500 Index Fund. There is no assurance that investment products based on the S&P 500 Index will accurately track index performance or provide positive investment returns. S&P Dow Jones Indices LLC is not an investment or tax advisor. A tax advisor should be consulted to evaluate the impact of any tax-exempt securities on portfolios and the tax consequences of making any particular investment decision. Inclusion of a security within an index is not a recommendation by S&P Dow Jones Indices to buy, sell, or hold such security, nor is it considered to be investment advice.

S&P DOW JONES INDICES DO NOT GUARANTEE THE ADEQUACY, ACCURACY, TIMELINESS AND/OR THE COMPLETENESS OF THE S&P 500 INDEX OR ANY DATA RELATED THERETO OR ANY COMMUNICATION, INCLUDING BUT NOT LIMITED TO, ORAL OR WRITTEN COMMUNICATION (INCLUDING ELECTRONIC COMMUNICATIONS) WITH RESPECT THERETO. S&P DOW JONES INDICES SHALL NOT BE SUBJECT TO ANY DAMAGES OR LIABILITY FOR ANY ERRORS, OMISSIONS, OR DELAYS THEREIN. S&P DOW JONES INDICES MAKE NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES, OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE OR AS TO RESULTS TO BE OBTAINED BY NEW YORK LIFE INVESTMENTS, OWNERS OF THE SHARES OF MAINSTAY S&P 500 INDEX FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500 INDEX OR WITH RESPECT TO ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT WHATSOEVER SHALL S&P DOW JONES INDICES BE LIABLE FOR ANY INDIRECT, SPECIAL, INCIDENTAL, PUNITIVE, OR CONSEQUENTIAL DAMAGES INCLUDING BUT NOT LIMITED TO, LOSS OF PROFITS, TRADING LOSSES, LOST TIME OR GOODWILL, EVEN IF THEY HAVE BEEN ADVISED OF THE POSSIBLITY OF SUCH DAMAGES, WHETHER IN CONTRACT, TORT, STRICT LIABILITY, OR OTHERWISE. THERE ARE NO THIRD PARTY BENEFICIARIES OF ANY AGREEMENTS OR ARRANGEMENTS BETWEEN S&P DOW JONES INDICES AND NEW YORK LIFE INVESTMENTS, OTHER THAN THE LICENSORS OF S&P DOW JONES INDICES.

Voting Rights

Shares entitle their holders to one vote per share; however, separate votes will be taken by each Fund or class on matters affecting an individual Fund or a particular class of shares issued by a Fund. For example, Class A, Class A2, Investor Class, Class B, Class C, Class C2, Class R2, Class R3 and SIMPLE Class shares of each Fund have exclusive voting rights with respect to provisions of the Rule 12b-1 plan for such class of a Fund pursuant to which its distribution and service fees are paid, and each class has similar exchange privileges. Shares have noncumulative voting rights, which means that holders of more than 50% of the shares voting for the election of Trustees can elect all Trustees and, in such event, the holders of the remaining shares voting for the election of Trustees will not be able to elect any person or persons as Trustees. Shares have no preemptive or subscription rights and are transferable.

Shareholder and Trustee Liability

Under certain circumstances, shareholders of the Funds may be held personally liable as partners under Massachusetts law for obligations of The MainStay Funds. The Declaration of Trust contains an express disclaimer of shareholder liability for acts or obligations of the Trust. Notice of such disclaimer will normally be given in each agreement, obligation or instrument entered into or executed by the Trust or the Trustees. The Declaration of Trust provides for indemnification by the relevant Fund for any loss suffered by a shareholder as a result of an obligation of the Fund. The Declaration of Trust also provides that The MainStay Funds shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of the Trust and satisfy any judgment thereon. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which a Fund would be unable to meet its obligations. The Trustees believe that, in view of the above, the risk of personal liability of shareholders is remote.

The Declaration of Trust for The MainStay Funds further provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law, but nothing in the Declaration of Trust protects a Trustee against any liability to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

The Delaware Statutory Trust Act provides that a shareholder of a Delaware statutory trust shall be entitled to the same limitation of personal liability extended to shareholders of Delaware corporations, and the Declaration of Trust further provides that no shareholder of the MainStay Funds Trust shall be personally liable for the obligations of the

MainStay Funds Trust or of any series or class thereof except by reason of his or her own acts or conduct. The Declaration of Trust also provides for indemnification out of the assets of the applicable series of the MainStay Funds Trust of any shareholder or former shareholder held personally liable solely by reason of his or her being or having been a shareholder. The Declaration of Trust also provides that the MainStay Funds Trust may, at its option, assume the defense of any claim made against any shareholder for any act or obligation of the MainStay Funds Trust, and shall satisfy any judgment thereon, except with respect to any claim that has been settled by the shareholder without prior written notice to, and consent of, the MainStay Funds Trust. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered to be extremely remote.

The Declaration of Trust states further that no Trustee or officer of the MainStay Funds Trust, when acting in such capacity, shall be personally liable to any person other than the MainStay Funds Trust or its shareholders for any act, omission or obligation of the MainStay Funds Trust or any Trustee or officer of the MainStay Funds Trust. The Declaration of Trust further provides that a Trustee or officer of the MainStay Funds Trust shall not be personally liable for any act or omission or any conduct whatsoever in his capacity as Trustee or officer, provided that this does not include liability to the MainStay Funds Trust or its shareholders to which the Trustee or officer would otherwise be subject by reason of such Trustee’s or officer’s willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of the office of Trustee or officer.

Organizational Documents

MainStay Funds Trust

MainStay Funds Trust’s Declaration of Trust provides that by virtue of becoming a shareholder of MainStay Funds Trust, each shareholder shall be held expressly to have agreed to be bound by the provisions of the Declaration of Trust. However, shareholders should be aware that they generally cannot waive their rights under the federal securities laws notwithstanding any of the provisions of the Declaration of Trust. The Declaration of Trust provides a detailed process for the bringing of derivative actions by shareholders for claims beyond the process otherwise required by law. This derivative actions process is intended to permit legitimate inquiries and claims while avoiding the time, expense, distraction and other harm that can be caused to a Fund or its shareholders as a result of spurious shareholder demands and derivative actions. Prior to bringing a derivative action, a demand by the complaining shareholder must first be made on the Board of Trustees. The Declaration of Trust details conditions that must be met with respect to the demand. Within 30 days following receipt of a demand meeting these conditions, the Trustees must investigate and consider the demand. Except with regard to claims arising under the Securities Act of 1933, the Securities Exchange Act of 1934, the Sarbanes-Oxley Act of 2002, the Investment Company Act of 1940, the Investment Advisers Act of 1940, Title V of the Gramm-Leach-Bliley Act, any rules adopted by the Securities and Exchange Commission under any of these statutes, the Bank Secrecy Act as it applies to mutual funds, and any rules adopted thereunder by the Securities and Exchange Commission or the Department of the Treasury (collectively, the “federal securities laws”), if the demand for derivative action has been considered by the Board of Trustees, and a majority of the Independent Trustees, after considering the merits of the claim, has determined that maintaining a suit would not be in the best interests of MainStay Funds Trust or the affected Fund or class, as applicable, the complaining shareholders shall be barred from commencing the derivative action. Furthermore, except for an action arising under the federal securities laws, at least 10% of the shareholders of MainStay Funds Trust or the affected Fund or class, applicable, must join in bringing any derivative action. MainStay Funds Trust’s process for bringing derivative suits may be more restrictive than other investment companies. The process for derivative actions for MainStay Funds Trust also may make it more expensive for a shareholder to bring a suit than if the shareholder was not required to follow such a process.

MainStay Funds Trust’s By-Laws require that actions by shareholders against a Fund shall be exclusively brought in the Court of Chancery of the State of Delaware, or, if such court does not have subject matter jurisdiction thereof, any other court in the State of Delaware with subject matter jurisdiction. However, any actions arising under the federal securities laws must be exclusively brought in the federal district courts of the United States of America. MainStay Funds Trust’s By-Laws also require that the right to jury trial be waived to the fullest extent permitted by law for any such action. Other investment companies may not be subject to similar restrictions. In addition, the designation of certain courts as exclusive jurisdictions for certain claims may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. The exclusive jurisdiction designation and the waiver of jury trials would limit a shareholder’s ability to litigate certain claims in a jurisdiction or in a manner that may be more favorable to the shareholder.

The MainStay Funds

The MainStay Funds’ By-Laws require that actions by shareholders against a Fund be brought only in federal district courts of the United States or in the Business Litigation Session of the Superior Court of the Commonwealth of

Massachusetts, or if such court does not have subject matter jurisdiction thereof, any other count in the Commonwealth of Massachusetts with subject matter jurisdiction (the “MainStay Funds’ Exclusive Jurisdictions”). Any actions arising under the federal securities laws must be exclusively brought in the federal district courts of the United States of America. The MainStay Funds’ By-Laws also require the right to jury trial be waived to the fullest extent permitted by law for any such action. Other investment companies may not be subject to similar restrictions. In addition, the designation of MainStay Funds’ Exclusive Jurisdictions for certain claims may make it more expensive for a shareholder to bring a suit than if the shareholder was permitted to select another jurisdiction. The designation of MainStay Funds’ Exclusive Jurisdictions and the waiver of jury trials would limit a shareholder’s ability to litigate certain claims in a jurisdiction and in a manner that may be more favorable to the shareholder.

Registration Statements

Statements contained herein and in the Prospectuses as to the contents of any contract or other documents referred to are not necessarily complete, and, in each instance, reference is made to the copy of such contract or other documents filed as an exhibit to the registration statement, each such statement being qualified in all respects by such reference.

Independent Registered Public Accounting Firm

KPMG LLP, 1601 Market Street, Philadelphia, Pennsylvania 19103-2499, has been selected as the independent registered public accounting firm for the MainStay Funds described in this SAI. KPMG LLP audits the financial statements of the Funds and may provide other audit, tax and related services as pre-approved by the Audit Committee.

Transfer Agent

NYLIM Service Company, an affiliate of the Manager, serves as the transfer agent and dividend disbursing agent for the Funds. NYLIM Service Company has its principal office and place of business at 30 Hudson Street, Jersey City, New Jersey 07302. Pursuant to its Transfer Agency and Service Agreements with the Funds dated October 1, 2008, as amended, NYLIM Service Company provides transfer agency services, such as the receipt of purchase and redemption orders, the receipt of dividend reinvestment instructions, the preparation and transmission of dividend payments and the maintenance of various records of accounts. For each class, except Class R6 and SIMPLE Class, the Funds (except for the MainStay ETF Asset Allocation Funds) pay NYLIM Service Company fees based on the number of accounts, as well as out-of-pocket expenses and advances incurred by NYLIM Service Company. For purposes of allocating these fees and expenses, each Fund (except the MainStay ETF Asset Allocation Funds) combines the shareholder accounts of its Class A, A2, I, R1, R2 and Class R3 shares (as applicable) into one group and the shareholder accounts of its Investor Class, Class B, Class C and Class C2 shares (as applicable) into another group. The per-account fees attributable to each group of share classes is then allocated among the constituent share classes based on relative net assets. A Fund’s Class R6 and SIMPLE Class shares, if any, are not combined with any other share class for this purpose. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to any Fund’s share class to a maximum of 0.35% of that share class’s average daily net assets on an annual basis (excluding small account fees) after deducting any other applicable expense cap reimbursements or transfer agency waivers. For Class R6 Shares, each applicable Fund pays NYLIM Service Company a fee calculated on the basis of the average daily net assets attributable to that Fund’s Class R6 shares. For the MainStay ETF Asset Allocation Funds and SIMPLE Class shares, each Fund pays NYLIM Service Company a fee calculated based on the assets in a shareholder’s account up to a certain amount and a per-account fee after such amount to the extent the size of a shareholder account is available. New York Life Investments has contractually agreed to limit the transfer agency expenses charged to any Fund’s share class to a maximum of 0.35% of that share class’s expenses (excluding small account fees) after deducting any other applicable expense cap reimbursements or transfer agency waivers. For Class R6 Shares, each applicable Fund pays NYLIM Service Company a fee calculated on the basis of the average daily net assets attributable to that Fund’s Class R6 shares. For the MainStay ETF Asset Allocation Funds and SIMPLE Class shares, each Fund pays NYLIM Service Company a fee calculated based on the assets in a shareholder’s account up to a certain amount and a per-account fee after such amount to the extent the size of a shareholder account is available.

NYLIM Service Company has entered into a Sub-Transfer Agency and Service Agreement with SS&C located at 2000 Crown Colony Drive, Quincy, Massachusetts 02169 and pays to SS&C per account and per transaction fees and out-of-pocket expenses for performing certain transfer agency and shareholder recordkeeping services. In connection with providing these services, SS&C deposits cash received in connection with mutual fund transactions in demand deposit accounts with JPMorgan and retains the interest earnings generated from these accounts. SS&C will perform certain of the services for which NYLIM Service Company is responsible.

In addition, the Funds or NYLIM Service Company or an affiliate may contract with other service organizations, including affiliates of NYLIM Service Company and broker/dealers and other financial institutions, to compensate them for providing sub-transfer agency and other administrative services with respect to beneficial owners of Fund shares held through omnibus accounts.

Sub-Administrator

JPMorgan, 383 Madison Avenue, New York, New York 10179, provides sub-administration and sub-accounting services to the Funds pursuant to an agreement with New York Life Investments. These services include calculating daily NAVs of the Funds, maintaining general ledger and subledger accounts for the calculation of the Funds’ respective NAVs, and assisting New York Life Investments in conducting various aspects of the Funds’ administrative operations. For providing these services to the Funds, JPMorgan is compensated by New York Life Investments.

Custodian

JPMorgan, 383 Madison Avenue, New York, New York 10179, serves as custodian of the cash and securities of the Funds, and has subcustodial agreements for holding the Funds’ foreign assets. For providing these services, JPMorgan is compensated by the Funds.

Additionally, State Street Bank and Trust Company, One Lincoln Street, Boston, Massachusetts 02111-2900 (“State Street”), serves as custodian for certain positions held by MainStay WMC International Research Equity Fund. State Street is compensated by that Fund.

Legal Counsel

Legal advice regarding certain matters relating to the federal securities laws is provided by Dechert LLP, 1900 K Street, NW, Washington, District of Columbia 20006.

CONTROL PERSONS AND BENEFICIAL SHARE OWNERSHIP OF THE FUNDS

Management Ownership

As of April 1, 2024, the Trustees and officers of the MainStay Group of Funds as a group owned less than 1% of the outstanding shares of any class of shares of each of the Funds, except that they owned 6.4% of Class I shares of MainStay Conservative Allocation Fund and 9.1% of Class I shares of MainStay Moderate Allocation Fund.

Principal Shareholders and Control Persons

The tables below identify the names, address and ownership percentage of each person who owns of record or is known by the Trust to own beneficially 5% or more of any class of a Fund’s outstanding shares (Principal Holders) or 25% or more of a Fund’s outstanding shares (Control Persons). A shareholder who beneficially owns more than 25% of a Fund’s shares is presumed to “control” the Fund, as that term is defined in the 1940 Act, and may have a significant impact on matters submitted to a shareholder vote. A shareholder who beneficially owns more than 50% of a Fund’s outstanding shares may be able to approve proposals, or prevent approval of proposals, including changes to a Fund’s fundamental policies or the terms of the management agreement with the Manager or a subadvisory agreement with a Subadvisor, without regard to votes by other Fund shareholders. Additional information about Control Persons, if any, is provided following the tables.

The information provided for each Fund is as of the date indicated for each corresponding table below. The information provided for each Fund is as of a date no more than 30 days prior to the date of filing a post-effective amendment to the applicable Trust’s registration statement with respect to such Fund.

Funds with fiscal year ending April 30

(Information is as of July 31, 2023)

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay CBRE Global Infrastructure Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	1,196,724.903	15.42%
		FOR THE EXCLUSIVE BENEFIT OF ITS
		CUSTOMERS
		1 NEW YORK PLAZA FL 12
		NEW YORK NY 10004-1965

		NATIONAL FINANCIAL SERVICES LLC	1,692,801.126	21.81%
		FOR EXCL BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD FL 5
		JERSEY CITY NJ 07310-2010

		CHARLES SCHWAB & CO INC	716,047.068	9.22%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

		RAYMOND JAMES	1,067,966.387	13.76%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN COURTNEY WALLER
		880 CARILLON PARKWAY
		ST PETERSBURG FL 33716-1102

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	595,155.546	39.28%
		FOR THE EXCLUSIVE BENEFIT OF ITS
		CUSTOMERS
		1 NEW YORK PLAZA FL 12
		NEW YORK NY 10004-1965

		CHARLES SCHWAB & CO INC	102,761.795	6.78%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SVCS LLC	187,798.504	12.40%
		A/C
		2801 MARKET STREET
		SAINT LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	117,032.806	7.72%
		FBO
		707 2ND AVE SOUTH
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	305,406.788	20.16%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN COURTNEY WALLER
		880 CARILLON PARKWAY
		ST PETERSBURG FL 33716-1102

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	15,304,731.421	12.79%
		FOR THE EXCLUSIVE BENEFIT OF ITS
		CUSTOMERS
		1 NEW YORK PLAZA FL 12
		NEW YORK NY 10004-1965

		PERSHING LLC	6,771,529.916	5.66%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0001

		CHARLES SCHWAB & CO INC	14,310,290.993	11.96%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

		NATIONAL FINANCIAL SERVICES LLC	25,729,149.612	21.50%

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		OUR CUSTOMERS
		ATTN MUTUAL FUNDS DEPARTMENT
		4TH FLOOR
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-2010

		BAND & CO C/O US BANK NA	23,534,034.350	19.67%
		1555 N RIVERCENTER DR STE 302
		MILWAUKEE WI 53212-3958

		RAYMOND JAMES	11,016,572.420	9.21%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN COURTNEY WALLER
		880 CARILLON PARKWAY
		ST PETERSBURG FL 33716-1102

	CLASS R6	NATIONAL FINANCIAL SERVICES LLC	6,051.150	9.69%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		NATIONAL FINANCIAL SERVICES LLC	4,806.151	7.70%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		NATIONAL FINANCIAL SERVICES LLC	3,869.969	6.20%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		NATIONAL FINANCIAL SERVICES LLC	15,744.710	25.22%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		NATIONAL FINANCIAL SERVICES LLC	22,032.927	35.29%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

MainStay CBRE Real Estate Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	2,226,908.355	12.96%
		FOR THE EXCLUSIVE BENEFIT OF ITS
		CUSTOMERS
		1 NEW YORK PLAZA FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	1,124,244.579	6.54%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	1,316,728.360	7.66%
		FOR EXCL BENEFIT OF OUR CUSTOMERS
		499 WASHINGTON BLVD FL 5
		JERSEY CITY NJ 07310-2010

		PERSHING LLC	1,285,662.335	7.48%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0001

		MORGAN STANLEY SMITH BARNEY LLC	2,146,832.238	12.49%
		FOR THE EXCLSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 39
		NEW YORK NY 10004-1932

		VOYA RETIREMENT INSURANCE AND	2,153,058.370	12.53%
		ANNUITY COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	82,859.726	21.68%
		FOR THE EXCLUSIVE BENEFIT OF ITS
		CUSTOMERS
		1 NEW YORK PLAZA FL 12
		NEW YORK NY 10004-1965

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		PERSHING LLC	42,766.439	11.19%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0001

		LPL FINANCIAL	51,104.429	13.37%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN LINDSAY OTOOLE
		4707 EXECUTIVE DRIVE
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SVCS LLC	100,141.201	26.20%
		A/C 1699-0135
		2801 MARKET STREET
		SAINT LOUIS MO 63103-2523

		RAYMOND JAMES	23,810.453	6.23%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN COURTNEY WALLER
		880 CARILLON PARKWAY
		ST PETERSBURG FL 33716-1102

	CLASS I	MERRILL LYNCH PIERCE FENNER &	851,261.595	6.08%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		CHARLES SCHWAB & CO INC	1,898,075.191	13.55%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

		NATIONAL FINANCIAL SERVICES LLC	3,849,372.500	27.48%
		OUR CUSTOMERS
		ATTN MUTUAL FUNDS DEPARTMENT
		4TH FLOOR
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-2010

		UBS WM USA	1,156,945.635	8.26%
		FBO
		SPEC CDY A/C EXL BEN CUSTOMERS
		OF UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

	CLASS R6	MERRILL LYNCH PIERCE FENNER &	225,467.342	12.96%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		VOYA INSTITUTIONAL TRUST COMPANY	146,374.849	8.41%
		PO BOX 990065
		HARTFORD CT 06199-0065

		CAPINCO C/O US BANK	247,487.654	14.22%
		PO BOX 1787
		MILWAUKEE WI 53201-1787

		VOYA RETIREMENT INSURANCE AND	425,271.811	24.44%
		ANNUITY COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

		TIAA TRUST, N.A. AS CUST/TTEE	177,253.391	10.19%
		OF RETIREMENT PLANS
		RECORDKEPT BY TIAA
		ATTN: FUND OPERATIONS
		8500 ANDREW CARNEGIE BLVD

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		CHARLOTTE NC 28262-8500

MainStay Conservative ETF Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	454,413.578	12.64%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NEW YORK LIFE TRUST CO	1,383.805	6.12%
		CUST FOR THE IRA OF
		CARMEN M PETERSBURG
		19160 COUNTY 10 BLVD
		ZUMBROTA MN 55992-7201

		NEW YORK LIFE TRUST CO	8,843.617	39.10%
		CUST FOR THE IRA OF
		DEBORAH U DUPREE
		623 RALL AVE
		CLOVIS CA 93612-4495

		JUSTIN KELLOM	5,954.112	26.33%
		DONELLE E KELLOM COMM PROP
		4839 N SHORELINE WAY
		CLOVIS CA 93619-4655

		MARK TERRENCE VIVIEN POA	1,309.284	5.79%
		FBO ANN MARIE VIVIEN
		TOD REGISTRATION ON FILE
		2108 W VALENCIA DR
		PHOENIX AZ 85041-7731

		NEW YORK LIFE INVESTMENT MGMT	2,614.524	11.56%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS I	NEW YORK LIFE INVESTMENT MGMT	3,399.452	100.00%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS R2	NEW YORK LIFE INVESTMENT MGMT	2,645.717	6.06%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NATIONAL FINANCIAL SERVICES LLC	3,674.199	8.42%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		NATIONAL FINANCIAL SERVICES LLC	30,392.011	69.61%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

MainStay Equity ETF Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,077,260.480	25.39%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	PERSHING LLC	681.153	5.51%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NEW YORK LIFE TRUST CO	1,218.771	9.87%
		CUST FOR THE IRA OF
		DEBORAH U DUPREE
		623 RALL AVE
		CLOVIS CA 93612-4495

		NEW YORK LIFE TRUST CO	779.475	6.31%

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		CUST FOR THE IRA OF
		FELIPE GUTIERREZ
		14306 W E ST
		KERMAN CA 93630-1961

		KAYLA L ALLMENDINGER	1,483.316	12.01%
		1075 70TH AVE SW
		ZAP ND 58580-9672

		NEW YORK LIFE TRUST CO	815.189	6.60%
		CUST FOR THE IRA OF
		CHRISTINE THIETTEN
		2248 CHIPPENHAM CHASE
		ROCHESTER HLS MI 48306-3910

		CRAIG F GONG	2,478.517	20.06%
		TOD REGISTRATION ON FILE
		6505 E HUNTSMAN AVE
		SELMA CA 93662-9419

		NEW YORK LIFE TRUST CO	1,621.173	13.12%
		CUST FOR THE ROTH IRA OF
		CHRISTINE THIETTEN
		2248 CHIPPENHAM CHASE
		ROCHESTER HLS MI 48306-3910

		NEW YORK LIFE INVESTMENT MGMT	2,520.989	20.41%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS I	PERSHING LLC	7,415.788	81.06%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NEW YORK LIFE INVESTMENT MGMT	1,398.539	15.29%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS R2	MERIDEN ENGINEERING 401K	2,595.841	8.78%
		BRIANNA STEVENS TTEE
		FBO WILLIAM D BOUCHER
		PO BOX 650
		HIBBING MN 55746-0650

		MILL VALLEY MARKET INC PSP	1,771.467	5.99%
		ABNER CHINCHILLA ALVIZURES TTEE
		FBO ABNER CHINCHILLA ALVIZURES
		12 CORTE MADERA AVE
		MILL VALLEY CA 94941-1896

		NEW YORK LIFE INVESTMENT MGMT	2,542.947	8.60%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NATIONAL FINANCIAL SERVICES LLC	11,524.164	38.99%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		NATIONAL FINANCIAL SERVICES LLC	2,847.362	9.63%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

MainStay Growth ETF Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,081,369.068	17.73%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	JEFFREY A BIRD	2,810.148	11.37%
		KATHY A BIRD COMM PROP

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		6559 N HARRISON AVE
		FRESNO CA 93711-1469

		NEW YORK LIFE TRUST CO	2,471.056	10.00%
		CUST FOR THE ROTH IRA OF
		CAROL K FITTELL
		1315 VALENTINE RD APT 3E
		KANSAS CITY MO 64111-3871

		SEAN RINGBLOOM	9,786.334	39.59%
		TOD REGISTRATION ON FILE
		815 GEORGETOWN DR
		OSWEGO IL 60543-6033

		NEW YORK LIFE TRUST CO	1,452.176	5.88%
		CUST FOR THE IRA OF
		KAREN K OLSON
		17295 MAGNETITE DR
		RENO NV 89508-6877

		NEW YORK LIFE INVESTMENT MGMT	2,539.944	10.28%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS I	PERSHING LLC	2,630.203	29.17%
		PO BOX 2052
		JERSEY CITY NJ 07303-2052

		NATIONAL FINANCIAL SERVICES LLC	3,114.282	34.54%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		NEW YORK LIFE TRUST CO	704.212	7.81%
		CUST FOR THE ROTH IRA OF
		JOSEPH L PICHETTE
		197 DEL SURENO
		FALLBROOK CA 92028-2309

		NEW YORK LIFE INVESTMENT MGMT	2,507.124	27.81%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS R3	NATIONAL FINANCIAL SERVICES LLC	33,996.094	51.45%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		SMART VISION AL INC 401K	4,409.574	6.67%
		SAHODAR PEDDIREDDY TTEE
		FBO MOUNICA KUNTA
		23 ORCHID LN
		COMMACK NY 11725-3708

		NATIONAL FINANCIAL SERVICES LLC	7,126.437	10.79%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

MainStay MacKay Short Term Municipal Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	3,288,861.608	10.78%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		MERRILL LYNCH PIERCE FENNER &	11,634,670.697	38.15%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		WELLS FARGO CLEARING SERVICES LLC	3,455,888.771	11.33%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		NYLIFE DISTRIBUTORS INC	1,742,722.658	5.71%
		MARTA HANSEN DIRECTOR
		BRIAN WICKWIRE MANAGING DIRECTOR
		AUDIT ACCOUNT
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		RAYMOND JAMES	2,417,624.831	7.93%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	Class A2	MORGAN STANLEY SMITH BARNEY LLC	5,616,841.671	99.95%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

	CLASS I	NATIONAL FINANCIAL SERVICES LLC	10,697,519.389	16.76%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		MORGAN STANLEY SMITH BARNEY LLC	10,764,546.588	16.86%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	20,027,208.110	31.38%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION TEAM
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		PERSHING LLC	3,528,782.393	5.53%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		UBS WM USA	3,933,258.328	6.16%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

	CLASS R6	SEI PRIVATE TRUST COMPANY	612,728.179	8.31%
		C/O BMO HARRIS SWP
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

		SEI PRIVATE TRUST COMPANY	6,496,842.866	88.08%
		C/O BMO HARRIS SWP
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

MainStay MacKay Strategic Municipal Allocation Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	797,143.571	15.37%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		LPL FINANCIAL	425,289.571	8.20%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	547,676.183	10.56%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		AMERICAN ENTERPRISE INVESTMENT SVC	664,359.889	12.81%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RBC CAPITAL MARKETS LLC	797,732.797	15.38%
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		250 NICOLLET MALL STE 1400
		MINNEAPOLIS MN 55401-7554

		RAYMOND JAMES	1,553,148.546	29.94%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	INVESTOR	ENTERPRISE SAFETY LLC	518.377	10.25%
	CLASS	ARTHUR H FEDIE TTEE
		1020 VILLAGE SQ
		ALTOONA WI 54720-2557

		KENNETH J HALL JR	366.487	7.25%
		TOD REGISTRATION ON FILE

		NEW YORK LIFE TRUST CO	351.923	6.96%
		CUST FOR THE IRA OF
		CURTIS R BALLARD

		BARBARA HELEN KENT	912.723	18.05%
		TOD REGISTRATION ON FILE

		NEW YORK LIFE INVESTMENT MGMT	2,745.545	54.30%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS C	PERSHING LLC	24,542.334	6.10%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	35,606.571	8.86%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		AMERICAN ENTERPRISE INVESTMENT SVC	162,496.734	40.42%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	156,684.895	38.97%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS C2	MORGAN STANLEY SMITH BARNEY LLC	22,648.244	89.37%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		NEW YORK LIFE INVESTMENT MGMT	2,692.683	10.63%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	7,264,700.366	19.12%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		PERSHING LLC	5,022,764.359	13.22%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		CHARLES SCHWAB & COMPANY INC	2,458,487.175	6.47%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		LPL FINANCIAL	3,377,588.534	8.89%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	3,950,352.628	10.40%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		AMERICAN ENTERPRISE INVESTMENT SVC	10,430,248.675	27.45%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	3,403,096.156	8.96%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R6	NEW YORK LIFE INVESTMENT MGMT	2,792.944	100.00%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

MainStay Moderate ETF Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,477,208.458	16.46%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NEW YORK LIFE TRUST CO	8,455.747	26.65%
		CUST FOR THE SEP IRA
		DONALD ENGELDRUM

		BEVERLY CHO	2,895.856	9.13%
		TOD REGISTRATION ON FILE

		BEVERLY CHO	3,075.692	9.69%
		JARRETT GREEN JTWROS

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NEW YORK LIFE TRUST CO	2,504.885	7.89%
		CUST FOR THE IRA OF
		YUN S KWON

		NEW YORK LIFE TRUST CO	1,698.554	5.35%
		CUST FOR THE ROTH IRA OF
		SHAWNA MONDICH

		NEW YORK LIFE TRUST CO	1,962.123	6.18%
		CUST FOR THE ROTH IRA OF
		KEVIN D HAYES

		ROGELIO VALDEZ	1,842.022	5.81%
		TOD REGISTRATION ON FILE

	CLASS I	NATIONAL FINANCIAL SERVICES LLC	1,566.366	23.35%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		NEW YORK LIFE TRUST CO	593.763	8.85%
		CUST FOR THE ROTH IRA OF
		WENDY M PANG

		NEW YORK LIFE TRUST CO	1,858.517	27.70%
		CUST FOR THE ROTH IRA OF
		KATHLEEN C BARRETT

		NEW YORK LIFE INVESTMENT MGMT	2,690.596	40.10%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

	CLASS R3	HERBAL KING GROUP INC RET PLAN	9,411.646	6.18%
		CHENG WANG TTEE
		1835 VIA ENTRADA
		ROWLAND HGHTS CA 91748-2520

		APEX VALLEY ROOFING INC CASH	19,632.401	12.88%
		BALANCE PLAN
		VERONICA GARCIA TTEE
		4877 W JENNIFER AVE STE 104
		FRESNO CA 93722-5069

		YOUR DREAM STORE INC CUST	9,880.617	6.48%
		FBO JOSEPH WEISS S/D IRA
		JOSEPH WEISS TTEE
		100A BROADWAY # 498
		BROOKLYN NY 11249-6127

		NATIONAL FINANCIAL SERVICES LLC	19,079.702	12.52%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		NATIONAL FINANCIAL SERVICES LLC	12,213.913	8.01%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		NATIONAL FINANCIAL SERVICES LLC	27,407.407	17.99%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

Funds with fiscal year ending October 31

(Information is as of January 31, 2024)

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay Balanced Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	2,712,326.864	23.22%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS B	NATIONAL FINANCIAL SERVICES LLC	7,957.173	9.35%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	45,595.736	12.32%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		PERSHING LLC	43,075.229	11.64%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	27,899.282	7.54%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	24,453.046	6.61%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	22,324.359	6.03%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	64,653.244	17.48%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	PERSHING LLC	161,336.143	8.78%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		CHARLES SCHWAB & COMPANY INC	231,765.586	12.61%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NATIONAL FINANCIAL SERVICES LLC	180,960.003	9.85%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	104,207.392	5.67%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	127,964.304	6.96%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		JOHN HANCOCK TRUST COMPANY LLC	137,276.993	7.47%
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

		EMPOWER TRUST FBO	139,390.527	7.59%
		RECORDKEEPING FOR VARIOUS BENEFIT P
		8525 E ORCHARD RD
		C/O MUTUAL FUND TRADING
		GREENWOOD VILLAGE CO 80111-5002

	CLASS R6	JP MORGAN SECURITIES LLC OMNI ACCT	740.824	38.88%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		NEW YORK LIFE INVESTMENT MGMT	1,162.179	61.00%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

MainStay Candriam Emerging Markets Debt Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,839,504.787	31.57%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS B	NATIONAL FINANCIAL SERVICES LLC	1,747.458	6.12%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		PERSHING LLC	1,477.541	5.18%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NEW YORK LIFE TRUST CO	6,776.600	23.74%
		CUST FOR THE IRA OF
		ROSELLE BELL

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	12,937.341	10.79%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		PERSHING LLC	28,281.431	23.58%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		WELLS FARGO CLEARING SERVICES LLC	12,377.329	10.32%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RAYMOND JAMES	17,801.342	14.84%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	PERSHING LLC	817,596.224	74.51%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		UBS WM USA	68,494.738	6.24%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

MainStay Candriam Emerging Markets Equity Fund	CLASS A	PERSHING LLC	90,595.817	43.54%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

	INVESTOR	NEW YORK LIFE TRUST CO	1,428.669	6.10%
	CLASS	CUST FOR THE SEP IRA
		SCOTT B BOSWORTH

	CLASS C	NEW YORK LIFE TRUST CO	1,981.343	31.05%
		CUST FOR THE ROTH IRA OF
		ANGELA ISABEL CHEN

		NEW YORK LIFE TRUST CO	702.576	11.01%
		CUST FOR THE ROTH IRA OF
		STEPHANIE CHEN

		CRAIG F GONG	1,625.909	25.48%
		TOD REGISTRATION ON FILE

		NEW YORK LIFE TRUST CO	1,349.304	21.15%
		CUST FOR THE ROTH IRA OF
		MARK D MANTEGNA

	CLASS I	PERSHING LLC	534,396.512	68.70%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NATIONAL FINANCIAL SERVICES LLC	90,378.730	11.62%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		BANK OF AMERICA CUSTODIAN	77,760.498	10.00%
		FBO MFO
		PO BOX 843869
		DALLAS TX 75284-3869

		RAYMOND JAMES	39,011.758	5.02%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		ST PETERSBURG FL 33716-1100

	CLASS R6	NEW YORK LIFE INSURANCE CO	2,407,721.065	15.41%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,141,758.271	13.71%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	3,134,760.336	20.07%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		SEI PRIVATE TRUST COMPANY	5,269,438.297	33.74%
		C/O BMO WEALTH MANAGEMENT U.S.
		1 FREEDOM VALLEY DR
		OAKS PA 19456-9989

MainStay Conservative Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	3,694,493.209	12.87%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	76,207.703	7.09%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	83,183.374	7.74%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	107,737.875	16.41%
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

		BB&T COMPANY OF VA CUST	56,100.646	8.55%
		FBO IPC PROTOTYPE PLAN
		C/O CYNTHIA JONES
		PO BOX 2899
		VIRGINIA BCH VA 23450-2899

		LPL FINANCIAL	149,481.227	22.77%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	61,108.720	9.31%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		JERSEY CITY NJ 07310-1995

		STRATEGIC MANAGEMENT ADVISORS LLC	48,879.628	7.45%
		401K PLAN FBO SUSAN B KERLEY
		SUSAN B KERLEY TTEE
		PO BOX 9572
		NEW HAVEN CT 06535-0572

		UBS WM USA	44,090.628	6.72%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	41,170.641	6.27%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	SIMPLE Class	NEW YORK LIFE TRUST CO CUST	13,157.667	5.80%
		THE FOOT LODGE INC
		SANDRA L VYBORNY
		6364 SEBRING WAY
		LOVES PARK IL 61111-8609

		NEW YORK LIFE TRUST CO CUST	11,564.466	5.10%
		WONEEL AMERICA INC
		MYUNG H KIM
		4307 LA GRANADA WAY
		LA CANADA FLT CA 91011-2954

MainStay Epoch Capital Growth Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,298,457.373	36.77%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		CHARLES SCHWAB & CO INC	250,904.060	7.10%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1901

	INVESTOR	MATRIX TRUST COMPANY AS AGENT FOR	152,573.242	56.28%
	CLASS	NEWPORT TRUST COMPANY
		GREENSBORO AUTO AUCTION, INC.
		EMPLOYEES’ 401(K) PLAN
		35 IRON POINT CIRCLE
		FOLSOM CA 95630-8587

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	9,855.148	10.48%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		PERSHING LLC	14,248.821	15.15%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	13,265.506	14.10%
		OMNIBUS CUSTOMER ACCOUNT

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		AMERICAN ENTERPRISE INVESTMENT SVC	23,667.320	25.16%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		CHARLES SCHWAB & CO., INC.	13,872.364	14.75%
		ATTN: MUTUAL FUND OPS
		211 MAIN ST.
		SAN FRANCISCO CA 94105-1901

	CLASS I	CHARLES SCHWAB & CO INC	1,543,103.133	20.74%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		LPL FINANCIAL	726,593.379	9.76%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	663,792.159	8.92%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		CHARLES SCHWAB & CO INC	559,374.253	7.52%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

		AMERICAN ENTERPRISE INVESTMENT SVC	470,408.311	6.32%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		EPOCH INVESTMENT PARTNERS INC	927,565.744	12.47%
		MARYANNE SHARKEY TTEE
		DAVID BARNETT TTEE
		1 VANDERBILT AVENUE, 23RD FL
		NEW YORK NY 10017-5430

MainStay Epoch Global Equity Yield Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	798,170.275	13.73%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	965,538.967	16.61%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	928,135.644	15.97%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	363,773.077	6.26%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RAYMOND JAMES	479,118.381	8.24%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	INVESTOR	JOHN HANCOCK TRUST COMPANY LLC	38,052.020	9.79%
	CLASS	200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

		MATRIX TRUST COMPANY AS AGENT FOR	53,901.636	13.87%
		ADVISOR TRUST, INC
		CARROLLTON ORTHOPAEDIC CLINIC PC
		401K AND PSP
		717 17TH ST STE 1300
		DENVER CO 80202-3304

		MATRIX TRUST COMPANY AS AGENT FOR	53,758.727	13.83%
		ADVISOR TRUST, INC
		CARROLLTON EMERGENCY PHYSICIANS PC
		401K / PROFIT SHARING PLAN
		717 17TH ST STE 1300
		DENVER CO 80202-3304

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	38,465.689	9.02%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	42,544.430	9.98%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97YK8
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	42,876.650	10.05%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	27,871.432	6.53%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	49,008.269	11.49%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		ST LOUIS MO 63103-2523

		UBS WM USA	27,655.697	6.48%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	140,884.760	33.03%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MERRILL LYNCH PIERCE FENNER &	3,616,434.183	12.39%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	2,520,094.910	8.63%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	1,787,135.429	6.12%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		CHARLES SCHWAB & CO INC	2,553,031.439	8.74%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

		RAYMOND JAMES	8,158,916.086	27.94%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

		CHARLES SCHWAB & CO INC	2,447,621.848	8.38%
		ATTN: MUTUAL FUNDS DEPT
		TEAM M 333/08-402
		101 MONTGOMERY ST
		SAN FRANCISCO CA 94104-4151

		SEI PRIVATE TRUST COMPANY	1,860,990.852	6.37%
		C/O PRINCIPAL FINANCIAL ID 636
		ATTN: MUTUAL FUND ADMINISTRATOR
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

	CLASS R6	JP MORGAN SECURITIES LLC OMNI ACCT	7,268.224	15.59%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		VANGUARD FIDUCIARY TRUST CO	12,296.641	26.37%
		PO BOX 2600 VM 613
		ATTENTION: OUTSIDE FUNDS
		VALLEY FORGE PA 19482-2600

		STATE STREET BANK AND TRUST	6,968.651	14.95%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

		EMPOWER TRUST FBO	4,014.044	8.61%
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

		MATRIX TRUST COMPANY AS AGENT FOR	3,428.937	7.35%
		ADVISOR TRUST, INC
		PRATHER PLUMBING & HEATING INC,
		717 17TH ST STE 1300
		DENVER CO 80202-3304

		NATIONAL FINANCIAL SERVICES LLC	7,128.448	15.29%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

MainStay Epoch International Choice Fund	CLASS A	EDWARD D JONES & CO	245,411.548	33.60%
		FBO CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710

		NATIONAL FINANCIAL SERVICES LLC	130,697.899	17.89%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		UBS WM USA	49,551.011	6.78%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	775.113	17.51%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	503.207	11.37%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		PEARL Y MATSUHARA	873.523	19.74%
		TOD REGISTRATION ON FILE

		DOROTHY A SCHROEDER	251.965	5.69%
		UBS WM USA	720.091	16.27%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	CHARLES SCHWAB & CO INC	273,616.718	6.25%
		SPECIAL CUSTODY ACCOUNT FOR
		BENEFIT OF CUSTOMERS
		MUTUAL FUND OPERATIONS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NEW YORK LIFE INSURANCE CO	349,640.366	7.99%
		MAINSTAY VP MODERATE ALLOCATION
		(57220)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	789,476.249	18.03%
		MAINSTAY VP GROWTH ALLOCATION
		(57230)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	700,286.467	15.99%
		MAINSTAY VP EQUITY ALLOCATION
		(57210)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	365,099.774	8.34%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	356,988.025	8.15%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	532,748.304	12.17%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

	SIMPLE Class	NEW YORK LIFE INVESTMENT MGMT	721.837	66.29%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE TRUST CO CUST	127.313	11.69%
		NATOMAS PHYSICAL THERAPY
		MELANIE D BESSAS
		2108 CASTLE PINES WAY
		ROSEVILLE CA 95747-8957

		NEW YORK LIFE TRUST CO CUST	204.588	18.79%
		PURINTUN FARMS
		NATHAN L BAUMGARTNER
		1098 82ND ST SE
		LINTON ND 58552-9324

MainStay Epoch U.S. Equity Yield Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,178,451.039	16.98%
		FOR THE EXCLUSIVE BENEFIT OF OUR

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	35,076.278	8.12%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	23,105.530	5.35%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	87,951.606	20.37%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	40,781.371	9.44%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	98,332.121	22.77%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	CHARLES SCHWAB & COMPANY INC	2,851,127.010	20.80%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NATIONAL FINANCIAL SERVICES LLC	2,329,873.851	17.00%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		CHARLES SCHWAB & CO INC	1,188,422.028	8.67%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SERVICES LLC	842,429.310	6.15%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RAYMOND JAMES	1,620,340.410	11.82%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS R6	EDWARD D JONES & CO	572,282.226	9.34%
		FBO CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710

		NEW YORK LIFE INSURANCE CO	1,451,303.746	23.69%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,548,247.917	25.27%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	427,016.268	6.97%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,046,620.289	33.40%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

	SIMPLE Class	NEW YORK LIFE TRUST CO CUST	574.101	8.93%
		BRISTOL SOUTH INC
		RUSSELL T YULE
		64 BLUFF RD
		N WEYMOUTH MA 02191-1002

		NEW YORK LIFE TRUST CO CUST	864.544	13.45%
		WONJIN INC DBA SUBWAY
		JANET MOON
		212 SHANNON DR
		NEWPORT NEWS VA 23608-3349

		NEW YORK LIFE TRUST CO CUST	978.543	15.22%
		INFINIA DENTAL INC
		HEE YOUNG LEE
		10502 BOUNTY COVE CT
		GAITHERSBURG MD 20878-4265

		NEW YORK LIFE INVESTMENT MGMT	1,775.585	27.62%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE TRUST CO CUST	598.544	9.31%
		NATOMAS PHYSICAL THERAPY
		MELANIE D BESSAS
		2108 CASTLE PINES WAY
		ROSEVILLE CA 95747-8957

		NEW YORK LIFE TRUST CO CUST	817.496	12.72%
		JAMES ROSS ADVERTISING
		NEIL J ROSS
		6779 NW 62ND TER
		PARKLAND FL 33067-1427

		NEW YORK LIFE TRUST CO CUST	819.367	12.75%
		JAMES ROSS ADVERTISING
		CAROLYN PAIGE ROSS

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		6779 NW 62ND TER
		PARKLAND FL 33067-1427

MainStay Equity Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	2,060,414.071	8.91%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	33,865.207	5.87%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		PERSHING LLC	45,122.604	7.82%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

	CLASS I	PERSHING LLC	58,980.346	16.66%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NEW YORK LIFE AGENTS	149,705.140	42.29%
		REINSURANCE COMPANY
		C/O CHRIS FIEND
		30 HUDSON ST 23RD FLOOR
		JERSEY CITY NJ 07302-4805

		NYLARC HOLDINGS COMPANY	51,780.321	14.63%
		51 MADISON AVE
		NEW YORK NY 10010-1603

		NATIONAL FINANCIAL SERVICES LLC	27,446.032	7.75%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

MainStay Fiera SMID Growth Fund	CLASS A	AMERICAN ENTERPRISE INVESTMENT SVC	9,409.544	6.38%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		MERRILL LYNCH PIERCE FENNER &	7,945.715	5.39%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		CHARLES SCHWAB & CO INC	13,605.766	9.22%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NATIONAL FINANCIAL SERVICES LLC	40,526.091	27.47%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		CHARLES SCHWAB & CO INC	7,529.958	5.10%

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

	CLASS C	MERRILL LYNCH PIERCE FENNER &	42,283.899	93.70%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97YK8
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

	CLASS I	MERRILL LYNCH PIERCE FENNER & SMITH	1,282,409.586	17.43%
		FOR THE SOLE BENEFITS OF ITS CUST
		4800 DEER LAKE DR EAST
		JACKSONVILLE FL 32246-6484

		CHARLES SCHWAB & CO INC	444,492.936	6.04%
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		LPL FINANCIAL	661,401.943	8.99%
		FBO CUSTOMER ACCOUNTS
		ATTN MUTUAL FUNDS OPERATIONS
		PO BOX 509046
		SAN DIEGO CA 92150-9046

		SPEC CDY A/C EXCL BEN CUST UBSFSI	1,997,531.710	27.14%
		FBO
		OMNI ACCOUNT M/F
		ATTN DEPT MANAGER
		1000 HARBOR BLVD 5TH FLOOR
		WEEHAWKEN NJ 07086-6761

		PERSHING LLC	387,388.075	5.26%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NATIONAL FINANCIAL SERVICES LLC	1,112,634.792	15.12%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS R6	NEW YORK LIFE INSURANCE CO	963,556.647	8.19%
		MAINSTAY VP MODERATE ALLOCATION
		(57220)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,489,306.900	21.16%
		MAINSTAY VP GROWTH ALLOCATION
		(57230)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,244,315.871	19.08%
		MAINSTAY VP EQUITY ALLOCATION
		(57210)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,511,588.394	12.85%

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,286,825.749	10.94%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,193,813.555	18.65%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

MainStay Floating Rate Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	22,536,126.117	30.92%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		RAYMOND JAMES	4,033,761.147	5.53%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS C	CHARLES SCHWAB & CO INC	258,915.250	5.27%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SERVICES LLC	379,248.117	7.71%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	434,629.345	8.84%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	2,352,564.319	47.85%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	8,582,483.970	11.13%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	8,450,663.272	10.96%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		PERSHING LLC	3,976,726.038	5.16%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NATIONAL FINANCIAL SERVICES LLC	4,430,752.364	5.75%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	4,195,437.637	5.44%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	5,848,208.047	7.59%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		BAND & CO US BANK	8,835,021.119	11.46%
		PO BOX 1787
		MILWAUKEE WI 53201-1787

		UBS WM USA	4,027,295.513	5.22%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	15,124,515.845	19.62%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R6	JP MORGAN SECURITIES LLC OMNI ACCT	16,004,439.037	66.97%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		NEW YORK LIFE INSURANCE CO	2,617,077.824	10.95%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,413,569.278	10.10%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,715,760.718	11.36%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		JERSEY CITY NJ 07302-4805

	SIMPLE Class	NEW YORK LIFE TRUST CO CUST	1,740.395	6.68%
		HANKEYS RIVERSIDE LLC
		JUSTIN C HANKEY
		255 MCHADDON RD
		KITTANNING PA 16201-7453

		NEW YORK LIFE TRUST CO CUST	1,723.727	6.61%
		HANKEYS RIVERSIDE LLC
		AMANDA L HANKEY
		255 MCHADDON RD
		KITTANNING PA 16201-7453

		NEW YORK LIFE TRUST CO CUST	1,942.518	7.45%
		GEORGE D JUDD & SONS LLC
		LINDA S JUDD
		145 BERKSHIRE TRL W
		GOSHEN MA 01032-9600

		NEW YORK LIFE TRUST CO CUST	1,942.397	7.45%
		GEORGE D JUDD & SONS LLC
		FRANCIS D JUDD
		145 BERKSHIRE TRL W
		GOSHEN MA 01032-9600

		NEW YORK LIFE TRUST CO CUST	7,262.793	27.86%
		ST MARYS HOME HEALTH
		GOR KRBOYAN
		2185 E ABERDEEN WAY
		FRESNO CA 93730-7034

		NEW YORK LIFE TRUST CO CUST	4,238.688	16.26%
		ST MARYS HOSPICE SERVICES
		GARY G KRBOYAN
		1443 E STARPASS DR
		FRESNO CA 93730-3446

		NEW YORK LIFE INVESTMENT MGMT	3,291.433	12.63%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

MainStay Growth Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	3,855,226.499	8.41%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	62,399.679	5.93%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS I	PERSHING LLC	168,671.238	24.22%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		JOHN HANCOCK TRUST COMPANY LLC	226,551.232	32.53%
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

		THE GARY M & PATRICIA J O’NEILL	38,107.519	5.47%
		REVOVCABLE LIVING TRUST
		DTD 7/17/1986

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		GARY M & PATRICIA J O’NEILL TTEE
		1203 RIMER DR
		MORAGA CA 94556-1726

		RAYMOND JAMES	48,171.343	6.92%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

		CHARLES SCHWAB TRUST BANK	39,943.263	5.73%
		ROBERT E. ANDERSON, M.D., A
		PROFESSIONAL CORPORATION 401(K) 704
		2423 E LINCOLN DR
		PHOENIX AZ 85016-1215

MainStay Income Builder Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	5,652,254.740	16.39%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS B	MERRILL LYNCH PIERCE FENNER &	17,896.569	9.08%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T99
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	11,929.111	6.05%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	28,099.445	14.26%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	197,179.789	7.46%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		PERSHING LLC	136,415.216	5.16%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	211,297.719	7.99%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	553,249.787	20.92%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		AMERICAN ENTERPRISE INVESTMENT SVC	302,401.237	11.43%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		UBS WM USA	157,118.790	5.94%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	427,277.948	16.16%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	761,010.668	5.42%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	2,077,375.049	14.80%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		JOHN HANCOCK TRUST COMPANY LLC	1,210,900.156	8.63%
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

		LPL FINANCIAL	1,142,001.392	8.14%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	975,999.440	6.95%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	1,030,160.415	7.34%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	1,247,290.617	8.89%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		UBS WM USA	774,318.418	5.52%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		RAYMOND JAMES	1,869,062.754	13.32%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R6	ASCENSUS TRUST COMPANY FBO	71,646.600	32.69%
		CONTROL AIR & AFFILIATES 401(K) PLA
		039877
		P.O. BOX 10758
		FARGO ND 58106-0758

		MID ATLANTIC TRUST COMPANY FBO	27,758.393	12.66%
		SURFACE OPTICS CORP 401(K) PROFIT S
		1251 WATERFRONT PL STE 525
		PITTSBURGH PA 15222-4228

		MERRILL LYNCH PIERCE FENNER &	104,196.224	47.54%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

	SIMPLE Class	NEW YORK LIFE TRUST CO CUST	920.168	29.12%
		WONJIN INC DBA SUBWAY
		JANET MOON
		212 SHANNON DR
		NEWPORT NEWS VA 23608-3349

		NEW YORK LIFE TRUST CO CUST	665.290	21.06%
		INFINIA DENTAL INC
		HEE YOUNG LEE
		10502 BOUNTY COVE CT
		GAITHERSBURG MD 20878-4265

		NEW YORK LIFE INVESTMENT MGMT	1,468.017	46.46%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

MainStay MacKay California Tax Free Opportunities Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	3,213,403.873	7.30%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	4,071,757.317	9.25%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	16,434,941.177	37.32%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		JP MORGAN SECURITIES LLC OMNI ACCT	2,300,018.351	5.22%
		FOR THE EXCLUSIVE BENEFIT OF CUST

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		PERSHING LLC	2,638,709.918	5.99%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		WELLS FARGO CLEARING SERVICES LLC	7,163,102.813	16.27%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	287,409.773	8.47%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	506,670.991	14.93%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97YK8
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		JP MORGAN SECURITIES LLC OMNI ACCT	217,806.442	6.42%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		PERSHING LLC	555,818.836	16.38%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	386,648.242	11.39%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	807,853.739	23.81%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		UBS WM USA	183,413.955	5.41%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

	CLASS C2	MORGAN STANLEY SMITH BARNEY LLC	279,199.443	99.11%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	10,860,115.517	16.94%
		FOR THE EXCLUSIVE BENE OF ITS CUST

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	12,549,819.552	19.58%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	3,918,621.497	6.11%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	8,100,684.079	12.64%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	5,431,363.025	8.47%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	6,481,527.641	10.11%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		UBS WM USA	5,454,131.635	8.51%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

	CLASS R6	JP MORGAN SECURITIES LLC OMNI ACCT	459,869.433	15.58%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		SEI PRIVATE TRUST COMPANY	2,489,442.984	84.33%
		C/O BMO WEALTH MANAGEMENT
		1 FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

MainStay MacKay Convertible Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	9,017,262.756	24.03%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS B	NATIONAL FINANCIAL SERVICES LLC	16,126.975	11.32%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	130,397.763	7.45%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		NATIONAL FINANCIAL SERVICES LLC	99,017.708	5.65%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		PERSHING LLC	92,799.602	5.30%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	101,634.408	5.80%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	336,943.496	19.24%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SERVICES LLC	151,505.247	8.65%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RBC CAPITAL MARKETS LLC	88,711.854	5.07%
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		60 SOUTH SIXTH STREET PO8
		MINNEAPOLIS MN 55402-4413

		RAYMOND JAMES	369,299.621	21.09%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	7,295,572.457	16.09%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		PERSHING LLC	2,441,781.628	5.38%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NATIONAL FINANCIAL SERVICES LLC	8,631,969.169	19.03%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		AMERICAN ENTERPRISE INVESTMENT SVC	4,213,476.694	9.29%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	3,771,771.738	8.32%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

MainStay MacKay High Yield Corporate Bond Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	117,047,931.561	20.39%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS B	MERRILL LYNCH PIERCE FENNER &	183,336.821	14.39%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T95
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	4,891,879.807	25.59%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	1,311,395.141	6.86%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	1,762,720.119	9.22%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RAYMOND JAMES	2,399,118.703	12.55%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	39,517,714.913	6.41%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		CHARLES SCHWAB & COMPANY INC	44,887,617.003	7.28%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		LPL FINANCIAL	33,713,616.977	5.47%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091
		NATIONAL FINANCIAL SERVICES LLC	90,502,122.580	14.67%

		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	247,883,616.595	40.18%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RAYMOND JAMES	33,884,846.714	5.49%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R2	MERRILL LYNCH PIERCE FENNER &	400,675.440	32.63%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		STATE STREET BANK AND TRUST	217,694.080	17.73%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

		UBS WM USA	81,413.467	6.63%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		EMPOWER TRUST FBO	103,573.107	8.43%
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

	CLASS R3	ONZA RACING CORP DEF BENEFIT PLAN	131,042.325	16.12%
		HAMILTON CHEN TTEE
		9800 RESEARCH DR
		IRVINE CA 92618-4310

		ASCENSUS TRUST COMPANY FBO	145,058.731	17.85%
		COMWEB PACKAGING CORP.,
		EMPLOYEES 4 192170
		P.O. BOX 10758
		FARGO ND 58106-0758

	CLASS R6	EDWARD D JONES & CO	367,943,625.924	46.33%
		FBO CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710

		JP MORGAN SECURITIES LLC OMNI ACCT	232,270,413.769	29.25%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

SIMPLE Class		NEW YORK LIFE TRUST CO CUST	3,018.291	14.87%
		GREAT SOUTH PT AND SPORTS
		COSMO BACCARELLA
		15 ROSLYN ST
		ISLIP TERRACE NY 11752-2709

		NEW YORK LIFE TRUST CO CUST	2,263.814	11.15%
		FAMILY EYE CLINIC
		JEROME BLASCHKE
		6762 WOODLAND COVE BLVD
		MINNETRISTA MN 55331-2807

		NEW YORK LIFE TRUST CO CUST	2,085.763	10.28%
		CLARK APPRAISAL COMPANY OF AR
		BRAD A CLARK
		1410 FAIRWAY DR
		JONESBORO AR 72401-4385

		NEW YORK LIFE TRUST CO CUST	3,006.696	14.81%
		MD ROOFING AND COATINGS LLC
		RANDALL DORENBOS
		5809 OAKBURY CT
		MYRTLE BEACH SC 29579-3009

		NEW YORK LIFE INVESTMENT MGMT	5,316.451	26.20%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE TRUST CO CUST	2,294.962	11.31%
		JAMES ROSS ADVERTISING
		NEIL J ROSS
		6779 NW 62ND TER
		PARKLAND FL 33067-1427

		NEW YORK LIFE TRUST CO CUST	2,309.667	11.38%
		JAMES ROSS ADVERTISING
		CAROLYN PAIGE ROSS
		6779 NW 62ND TER
		PARKLAND FL 33067-1427

MainStay MacKay High Yield Municipal Bond Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	14,284,857.868	10.49%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	15,705,606.479	11.53%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	33,448,964.516	24.56%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	14,383,416.609	10.56%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RAYMOND JAMES	9,369,319.943	6.88%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	1,694,589.420	12.66%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	1,485,615.130	11.10%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97YK8
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	721,473.117	5.39%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	739,943.199	5.53%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SERVICES LLC	2,680,477.256	20.03%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	920,801.469	6.88%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	2,716,177.578	20.29%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	34,707,200.550	7.72%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	86,348,766.759	19.21%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		PERSHING LLC	25,070,630.131	5.58%
		1 PERSHING PLAZA

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		JERSEY CITY NJ 07399-0002

		CHARLES SCHWAB & CO INC	40,269,332.053	8.96%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		LPL FINANCIAL	24,501,247.262	5.45%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	65,726,191.955	14.62%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	58,943,672.749	13.11%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		UBS WM USA	22,653,672.659	5.04%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	36,831,841.875	8.20%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R6	ATTN MUTUAL FUNDS	9,212,130.728	9.26%
		C/O ID 337
		SEI PRIVATE TRUST COMPANY
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

		WELLS FARGO BANK NA FBO	62,284,410.450	62.64%
		OMNIBUS CASH CASH
		XXXX0
		PO BOX 1533
		MINNEAPOLIS MN 55480-1533

		SEI PRIVATE TRUST COMPANY	9,923,885.414	9.98%
		C/O BMO WEALTH MANAGEMENT
		1 FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

MainStay MacKay New York Tax Free Opportunities Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	11,549,520.837	15.68%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	8,383,131.980	11.38%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NATIONAL FINANCIAL SERVICES LLC	14,685,426.214	19.94%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		JP MORGAN SECURITIES LLC OMNI ACCT	14,168,993.389	19.24%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		PERSHING LLC	12,471,945.885	16.94%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

	INVESTOR	JP MORGAN SECURITIES LLC OMNI ACCT	8,711.056	23.92%
	CLASS	FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	754,917.385	11.40%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	1,161,408.470	17.54%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97YK8
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		JP MORGAN SECURITIES LLC OMNI ACCT	1,776,302.748	26.83%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		PERSHING LLC	1,646,996.296	24.88%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

	CLASS C2	MORGAN STANLEY SMITH BARNEY LLC	165,764.442	98.49%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	9,513,742.727	23.31%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	10,012,416.514	24.53%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		JP MORGAN SECURITIES LLC OMNI ACCT	2,796,741.980	6.85%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		PERSHING LLC	4,690,167.328	11.49%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		AMERICAN ENTERPRISE INVESTMENT SVC	3,060,852.124	7.50%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		UBS WM USA	5,403,406.509	13.24%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

	CLASS R6	EDWARD D JONES & CO	85,475.866	19.95%
		FBO CUSTOMERS
		12555 MANCHESTER RD
		SAINT LOUIS MO 63131-3710

		JP MORGAN SECURITIES LLC OMNI ACCT	340,385.882	79.43%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

MainStay MacKay Short Duration High Income Fund	CLASS A	MERRILL LYNCH PIERCE FENNER &	2,100,885.108	5.58%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	11,488,892.163	30.52%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	2,199,031.502	5.84%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	487,336.542	13.36%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		MERRILL LYNCH PIERCE FENNER &	375,352.270	10.29%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97YK8
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	375,519.388	10.29%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	807,442.258	22.13%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RBC CAPITAL MARKETS LLC	204,546.285	5.61%
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		60 SOUTH SIXTH STREET PO8
		MINNEAPOLIS MN 55402-4413

		RAYMOND JAMES	532,210.067	14.59%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	23,452,243.948	13.53%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	20,618,972.081	11.89%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	24,954,000.419	14.39%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	8,850,784.157	5.11%
		SPECIAL CUSTODY ACCT FOR BENEFIT
		CUSTOMERS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NATIONAL FINANCIAL SERVICES LLC	25,628,273.572	14.78%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		AMERICAN ENTERPRISE INVESTMENT SVC	17,284,119.754	9.97%
		FBO

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	10,412,179.980	6.01%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

MainStay MacKay Short Term Municipal Fund	CLASS A	MERRILL LYNCH PIERCE FENNER &	9,333,633.057	36.80%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	3,121,282.713	12.31%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	3,562,494.628	14.05%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		NYLIFE DISTRIBUTORS INC	1,768,666.474	6.97%
		MARTA HANSEN DIRECTOR
		BRIAN WICKWIRE MANAGING DIRECTOR
		AUDIT ACCOUNT
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		RAYMOND JAMES	1,930,617.127	7.61%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	Class A2	MORGAN STANLEY SMITH BARNEY LLC	4,566,334.202	99.94%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

	INVESTOR	BELGIUM INVESTMENTS	13,060.670	5.25%
	CLASS	GARY STOKS TTE
		JIM STOKS TTE
		PO BOX 95
		PORTER MN 56280-0095

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	8,024,873.241	15.92%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	16,334,249.757	32.40%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION TEAM

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		PERSHING LLC	2,796,772.034	5.55%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NATIONAL FINANCIAL SERVICES LLC	8,571,583.843	17.00%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	2,603,872.574	5.16%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		UBS WM USA	3,194,810.632	6.34%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

	CLASS R6	SEI PRIVATE TRUST COMPANY	493,948.314	7.60%
		C/O BMO HARRIS SWP
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

		SEI PRIVATE TRUST COMPANY	5,655,199.241	86.97%
		C/O BMO HARRIS SWP
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

MainStay MacKay Strategic Bond Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,553,418.502	21.55%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		CHARLES SCHWAB & COMPANY INC	2,284,608.658	10.81%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SERVICES LLC	1,070,350.975	5.06%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	141,159.105	10.29%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	110,450.973	8.05%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	92,676.288	6.75%

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	121,623.303	8.86%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	226,237.076	16.48%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	110,959.012	8.08%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	216,470.167	15.77%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	14,480,429.909	24.93%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	6,434,490.865	11.08%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	4,420,535.270	7.61%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	3,460,512.710	5.96%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	8,259,623.305	14.22%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		UBS WM USA	4,217,000.661	7.26%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	7,654,172.914	13.18%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

CLASS R6		MATRIX TRUST COMPANY AS CUST FBO	35,849.743	7.39%
		LARITECH, INC.
		PO BOX 52129
		PHOENIX AZ 85072-2129

		MATRIX TRUST COMPANY AS CUST FBO	341,974.321	70.45%
		RETIREMENT INCOME SECURITY PLAN
		PO BOX 52129
		PHOENIX AZ 85072-2129

		NATIONAL FINANCIAL SERVICES LLC	40,790.061	8.40%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

MainStay MacKay Strategic Municipal Allocation Fund	CLASS A	RBC CAPITAL MARKETS LLC	834,912.313	6.97%
		MUTUAL FUND OMNIBUS PROCESSING
		OMNIBUS
		ATTN MUTUAL FUND OPS MANAGER
		250 NICOLLET MALL STE 1400
		MINNEAPOLIS MN 55401-7554

		NATIONAL FINANCIAL SERVICES LLC	1,516,624.123	12.67%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		MERRILL LYNCH PIERCE FENNER &	1,398,252.811	11.68%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	789,259.760	6.59%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	1,109,688.260	9.27%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		AMERICAN ENTERPRISE INVESTMENT SVC	1,125,167.890	9.40%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	1,825,561.506	15.25%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

		MORGAN STANLEY SMITH BARNEY LLC	2,760,059.858	23.05%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

	INVESTOR	ENTERPRISE SAFETY LLC	527.342	9.88%
	CLASS	ARTHUR H FEDIE TTEE
		1020 VILLAGE SQ
		ALTOONA WI 54720-2557

		NEW YORK LIFE TRUST CO	356.213	6.67%
		CUST FOR THE IRA OF
		CURTIS R BALLARD

		BARBARA HELEN KENT	1,094.579	20.50%
		TOD REGISTRATION ON FILE

		NEW YORK LIFE INVESTMENT MGMT	2,793.023	52.31%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		KENNETH J HALL JR	404.227	7.57%
		TOD REGISTRATION ON FILE

	CLASS C	CHARLES SCHWAB & CO INC	107,698.594	11.59%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		MERRILL LYNCH PIERCE FENNER &	167,925.577	18.07%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		PERSHING LLC	53,066.916	5.71%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	84,309.038	9.07%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		AMERICAN ENTERPRISE INVESTMENT SVC	209,779.164	22.58%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	278,178.827	29.94%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS C2	MORGAN STANLEY SMITH BARNEY LLC	131,017.618	97.96%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	18,403,761.946	21.33%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	9,112,218.661	10.56%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		PERSHING LLC	6,995,810.850	8.11%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	5,217,552.286	6.05%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	12,058,126.100	13.98%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		AMERICAN ENTERPRISE INVESTMENT SVC	14,303,719.291	16.58%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	8,145,906.014	9.44%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

		NATIONAL FINANCIAL SERVICES LLC	6,806,277.557	7.89%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS R6	NEW YORK LIFE INVESTMENT MGMT	2,846.486	100.00%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

MainStay MacKay Tax Free Bond Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	21,493,012.649	15.95%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	21,780,076.022	16.16%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T79
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	16,706,364.254	12.40%

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	15,998,471.328	11.87%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

	CLASS B	MORGAN STANLEY SMITH BARNEY LLC	119,122.745	73.58%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

	CLASS C	MERRILL LYNCH PIERCE FENNER &	2,034,307.901	18.48%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	624,775.730	5.67%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		CHARLES SCHWAB & CO INC	669,364.304	6.08%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SERVICES LLC	3,232,489.959	29.36%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	872,932.802	7.93%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	1,054,792.338	9.58%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS C2	MORGAN STANLEY SMITH BARNEY LLC	609,656.515	99.58%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	102,115,685.207	14.59%

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	132,777,452.714	18.98%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		PERSHING LLC	134,446,268.908	19.21%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		NATIONAL FINANCIAL SERVICES LLC	55,606,436.583	7.95%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		AMERICAN ENTERPRISE INVESTMENT SVC	83,474,379.417	11.93%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

	CLASS R6	SEI PRIVATE TRUST COMPANY	45,822,588.522	59.22%
		C/O TIAA SWP
		1 FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

		SEI PRIVATE TRUST COMPANY	23,877,056.154	30.86%
		C/O BMO WEALTH MANAGEMENT
		1 FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

MainStay MacKay Total Return Bond Fund	CLASS A	MERRILL LYNCH PIERCE FENNER &	298,954.207	5.56%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	1,404,053.118	26.12%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	60,690.996	16.03%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	19,757.150	5.22%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	25,059.270	6.62%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SERVICES LLC	98,610.293	26.04%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RAYMOND JAMES	32,839.803	8.67%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	479,463.258	6.49%
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

		RET PLAN OF THE CITY OF SALINAS	912,983.206	12.36%
		MARK ROBERTS TTEE
		200 LINCOLN AVE
		SALINAS CA 93901-2639

		NATIONAL FINANCIAL SERVICES LLC	823,043.424	11.14%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		MATRIX TRUST COMPANY COTRUSTEE FBO	1,467,147.705	19.87%
		U.A. LOCAL NOS. 343 AND 355 DEFINED
		PO BOX 52129
		PHOENIX AZ 85072-2129

		UBS WM USA	438,713.660	5.94%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	392,259.926	5.31%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R6	NEW YORK LIFE INSURANCE CO	7,806,766.595	31.13%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	7,211,047.077	28.75%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		MATRIX TRUST COMPANY
		COTRUSTEE FBO	5,023,179.857	20.03%
		IBEW LOCAL 332 PENSION PLAN CONSERV

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		PO BOX 52129
		PHOENIX AZ 85072-2129

		MATRIX TRUST COMPANY
		COTRUSTEE FBO	3,519,029.324	14.03%
		IBEW LOCAL 332 PENSION PLAN POOLED/
		PO BOX 52129
		PHOENIX AZ 85072-2129

	SIMPLE Class	NEW YORK LIFE TRUST CO CUST	181.360	6.82%
		BRIGHTFLOW TECHNOLOGIES
		CHRISTOPHER L STEVENS
		46 WARWICK CIR APT 116
		CLOVER SC 29710-7814

		NEW YORK LIFE INVESTMENT MGMT	2,477.558	93.18%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

MainStay MacKay U.S. Infrastructure Bond Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	855,588.814	7.56%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	603,284.145	5.33%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T80
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	1,190,355.576	10.52%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		AMERICAN ENTERPRISE INVESTMENT SVC	575,782.188	5.09%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	713,873.296	6.31%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS B	NEW YORK LIFE TRUST COMPANY	1,878.908	6.21%
		CUST FOR THE SAR-SEP IRA OF
		CAROLE J TRACY
		526 NORTH RD
		WESTFIELD MA 01085-9774

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	142,076.730	18.44%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	49,002.455	6.36%
		SMITH INC - FOR THE SOLE BENEFIT

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	52,852.203	6.86%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	160,819.025	20.88%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		WELLS FARGO CLEARING SERVICES LLC	46,820.994	6.08%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	129,294.027	16.78%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	14,623,574.425	15.50%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	9,083,764.548	9.63%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		LPL FINANCIAL	13,830,723.577	14.66%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	11,065,709.096	11.73%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		AMERICAN ENTERPRISE INVESTMENT SVC	16,956,715.726	17.97%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		UBS WM USA	8,805,105.325	9.33%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	8,796,430.215	9.32%
		OMNIBUS FOR MUTUAL FUNDS

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R6	NEW YORK LIFE INSURANCE CO	1,766,277.968	5.70%
		MAINSTAY VP MODERATE ALLOCATION
		(57220)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	4,989,602.329	16.09%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,409,487.629	7.77%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		SEI PRIVATE TRUST COMPANY	17,145,371.992	55.29%
		C/O BMO HARRIS SWP
		ONE FREEDOM VALLEY DRIVE
		OAKS PA 19456-9989

MainStay Moderate Allocation Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,314,530.014	8.62%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	81,961.049	7.57%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	249,043.785	41.16%
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

		NATIONAL FINANCIAL SERVICES LLC	55,757.263	9.22%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		AMERICAN ENTERPRISE INVESTMENT SVC	47,528.153	7.86%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		STRATEGIC MANAGEMENT ADVISORS LLC	64,020.414	10.58%
		401K PLAN FBO SUSAN B KERLEY
		SUSAN B KERLEY TTEE
		PO BOX 9572
		NEW HAVEN CT 06535-0572

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		RAYMOND JAMES	39,608.721	6.55%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

MainStay Money Market Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	51,520,944.714	10.48%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	852,102.271	5.72%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

	SIMPLE Class	NEW YORK LIFE TRUST CO CUST	12,456.650	5.56%
		FRIEDL AXLE CORPORATION
		DANIEL J FRIEDL
		2430 N GLASSELL ST STE Q
		ORANGE CA 92865-2755

		NEW YORK LIFE TRUST CO CUST	20,176.070	9.01%
		BRIANS NORTH END AUTOMOTIVE
		KAI A LEO
		32 WASHINGTON ST
		BURLINGTON VT 05401-5168

		NEW YORK LIFE TRUST CO CUST	27,286.950	12.19%
		WEDGEWOOD PHARMACY
		BRAD P VAUGHN
		3705 FAIRWAY DR
		CANFIELD OH 44406-9053

		NEW YORK LIFE TRUST CO CUST	50,041.150	22.35%
		HORSE HEAVEN HILLS PET URGENT CARE
		DAIE D VANG
		4237 IRONTON DR
		WEST RICHLAND WA 99353-9395

		NEW YORK LIFE TRUST CO CUST	24,534.960	10.96%
		JACKS OK TIRE SERVICE
		LUANNE BIGE
		126 15TH ST NW
		MASON CITY IA 50401-1115

		NEW YORK LIFE INVESTMENT MGMT	26,454.710	11.82%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE TRUST CO CUST	11,926.510	5.33%
		SUSAG SAND & GRAVEL INC
		KENNETH J RIEGER
		1416 ADVENT ST
		HARVEY ND 58341-1702

MainStay PineStone Global Equity Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	3,804.056	5.07%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		CHARLES SCHWAB & CO INC	57,943.479	77.24%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		FIERA CAPITAL INC	4,801.468	6.40%
		375 PARK AVE 8TH FLOOR
		NEW YORK NY 10152-0801

	CLASS C	NEW YORK LIFE INVESTMENT MGMT	1,433.982	66.64%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		PERSHING LLC	717.808	33.36%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

	CLASS I	JP MORGAN SECURITIES LLC OMNI ACCT	386,981.927	27.42%
		FOR THE EXCLUSIVE BENEFIT OF CUST
		4 CHASE METROTECH CENTER
		3RD FLOOR MUTUAL FUND DEPARTMENT
		BROOKLYN NY 11245-0003

		PERSHING LLC	240,773.185	17.06%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		ENDURING INVESTMENTS CORPORATION	281,596.083	19.95%
		64 MERTON STREET 1 FLOOR
		TORONTO 033 ON M4S 1A1

		CITI PRIVATE BANK 0	95,043.059	6.73%
		480 WASHINGTON BLVD
		480 WASHINGTON BLVD FL 8
		JERSEY CITY NJ 07310-2092

		CITI PRIVATE BANK 1	145,933.562	10.34%
		480 WASHINGTON BLVD
		480 WASHINGTON BLVD FL 8
		JERSEY CITY NJ 07310-2092

		CAPINCO C/O US BANK NA	98,703.321	6.99%
		PO BOX 1787
		MILWAUKEE WI 53201-1787

		NATIONAL FINANCIAL SERVICES LLC	72,665.336	5.15%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS R6	NEW YORK LIFE INVESTMENT MGMT	1,432.807	100.00%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

MainStay PineStone International Equity Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,126,503.843	26.56%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		CHARLES SCHWAB & CO INC	294,347.318	6.94%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	6,175.910	12.78%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	6,574.963	13.60%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NEW YORK LIFE TRUST CO	2,441.665	5.05%
		CUST FOR THE IRA OF
		DAN L CHRISTMORE

	CLASS I	CHARLES SCHWAB & CO INC	9,788,925.365	75.68%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NATIONAL FINANCIAL SERVICES LLC	2,095,865.589	16.20%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS R6	NORTHERN TRUST COMPANY CUSTODIAN	1,308,232.291	13.81%
		FBO EMES LO, LLC TR A/C 2624444
		P.O. BOX 92956
		CHICAGO IL 60675-2956

		NORTHERN TRUST AS CUSTODIAN	686,024.250	7.24%
		FBO CIRCLE OF SVC FDN - ENH CASH
		AFTER TAX FBO 2607573
		PO BOX 92956
		CHICAGO IL 60675-2956

		NEW YORK LIFE INSURANCE CO	1,281,188.329	13.52%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	883,187.750	9.32%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	859,274.427	9.07%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		MAC CO A C 999347	2,514,614.807	26.54%

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		ATTN MUTUAL FUND OPERATIONS
		500 GRANT STREET
		ROOM 151-1010
		PITTSBURGH PA 15219-2502

MainStay PineStone U.S. Equity Fund	CLASS A	NEW YORK LIFE TRUST CO	16,462.759	16.84%
		CUST FOR THE IRA OF
		JUDY F HURST

		JULIE A SARKA	50,150.044	51.30%
		TOD REGISTRATION ON FILE

	CLASS C	NEW YORK LIFE INVESTMENT MGMT	1,541.481	49.48%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		PERSHING LLC	1,573.931	50.52%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

	CLASS I	MORGAN STANLEY SMITH BARNEY LLC	412,024.564	6.11%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		CHARLES SCHWAB & CO INC	1,064,379.848	15.79%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		THE GRANDVIEW FOUNDATION	440,353.439	6.53%
		405 W GRAND AVE
		DAYTON OH 45405-7538

		CITI PRIVATE BANK	1,135,265.616	16.84%
		480 WASHINGTON BLVD
		480 WASHINGTON BLVD FL 8
		JERSEY CITY NJ 07310-2092

		CITI PRIVATE BANK	1,625,082.623	24.11%
		NJ NEWPORT OFFICE CTR 7
		480 WASHINGTON BLVD 15TH FLOOR
		JERSEY CITY NJ 07310-2053

		NATIONAL FINANCIAL SERVICES LLC	1,646,237.412	24.42%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS R6	NEW YORK LIFE INSURANCE CO	1,550,562.935	11.08%
		MAINSTAY VP MODERATE ALLOCATION
		(57220)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	3,003,129.501	21.46%
		MAINSTAY VP GROWTH ALLOCATION
		(57230)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,634,961.205	18.83%
		MAINSTAY VP EQUITY ALLOCATION

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		(57210)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,369,313.180	9.78%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,823,447.676	13.03%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,518,987.690	18.00%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

MainStay S&P 500 Index Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,025,120.886	22.88%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS I	JOHN HANCOCK TRUST COMPANY LLC	2,992,047.793	57.89%
		200 BERKELEY ST STE 7
		BOSTON MA 02116-5038

		PIMS/PRUDENTIAL RETIREMENT	341,157.414	6.60%
		AS NOMINEE FOR THE TTEE/CUST PL 740
		IBEW LOCAL NO. 269 ANNUITY FUND
		C/O I.E. SHAFFER & CO.
		830 BEAR TAVERN ROAD
		WEST TRENTON NJ 08628-1020

	SIMPLE Class	NEW YORK LIFE INVESTMENT MGMT	660.673	6.57%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE TRUST CO CUST	554.191	5.51%
		NATOMAS PHYSICAL THERAPY
		MELANIE D BESSAS
		2108 CASTLE PINES WAY
		ROSEVILLE CA 95747-8957

		NEW YORK LIFE TRUST CO CUST	1,154.780	11.48%
		PRIDE MEDICAL SPA & WELLNESS CENTER
		GREGORY S JONES
		4500 PLUMAS ST
		RENO NV 89509-5825

		NEW YORK LIFE TRUST CO CUST	1,170.039	11.63%
		PRIDE MEDICAL SPA & WELLNESS CENTER
		FRANCISCO L DOFELIZ
		4500 PLUMAS ST
		RENO NV 89509-5825

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NEW YORK LIFE TRUST CO CUST	536.298	5.33%
		NATOMAS PHYSICAL THERAPY
		DEAN BESSAS
		2108 CASTLE PINES WAY
		ROSEVILLE CA 95747-8957

		NEW YORK LIFE TRUST CO CUST	1,126.492	11.20%
		DANIEL E SOUCIE DDS INC
		DANIEL E SOUCIE
		24190 WILDERNESS TRL
		OLMSTED FALLS OH 44138-2349

		NEW YORK LIFE TRUST CO CUST	512.658	5.10%
		GREAT SOUTH PT AND SPORTS
		COSMO BACCARELLA
		15 ROSLYN ST
		ISLIP TERRACE NY 11752-2709

MainStay Short Term Bond Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	2,171,952.716	36.10%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS I	LPL FINANCIAL	1,334,871.853	9.95%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NEW YORK LIFE INSURANCE CO	976,743.903	7.28%
		MAINSTAY VP CONSERVATIVE ALLOCAT
		57200
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,677,624.004	12.50%
		MAINSTAY VP MODERATE ALLOCATION
		(57220)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,621,636.882	19.54%
		MAINSTAY VP GROWTH ALLOCATION
		(57230)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,703,835.480	12.70%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	857,136.261	6.39%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,768,084.572	13.18%
		MAINSTAY GROWTH ALLOCCATION FD

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		RAYMOND JAMES	1,397,114.933	10.41%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	SIMPLE Class	NEW YORK LIFE TRUST CO CUST	321.369	6.16%
		FORECASTR INC
		LEIGH E BEELKE
		1768 AVONDALE DR
		WESTFIELD IN 46074-7942

		NEW YORK LIFE INVESTMENT MGMT	2,684.742	51.46%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE TRUST CO CUST	2,210.974	42.38%
		DISMANG OIL COMPANY
		ZACHARY M KNOUSE
		224 1/2 S WASHINGTON AVE
		LOVELAND CO 80537-6443

MainStay Winslow Large Cap Growth Fund	CLASS A	MERRILL LYNCH PIERCE FENNER &	10,448,642.229	6.98%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T81
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	44,184,418.814	29.51%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	INVESTOR	DCGT AS TTEE AND/OR CUST	498,958.776	6.18%
	CLASS	FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	484,559.069	5.76%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		MERRILL LYNCH PIERCE FENNER &	728,294.476	8.66%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97YK8
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		NATIONAL FINANCIAL SERVICES LLC	508,364.378	6.04%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	651,650.887	7.75%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	2,611,264.287	31.05%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		RAYMOND JAMES	526,884.351	6.26%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	MERRILL LYNCH PIERCE FENNER &	53,805,374.660	8.13%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		CHARLES SCHWAB & COMPANY INC	49,803,801.973	7.53%
		ATTN MUTUAL FUND DEPT
		211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NATIONAL FINANCIAL SERVICES LLC	106,094,436.297	16.04%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	160,766,495.564	24.30%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		DCGT AS TTEE AND/OR CUST	41,373,153.890	6.25%
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

	CLASS R1	CHARLES SCHWAB & CO INC	49,621,043.178	51.93%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NATIONAL FINANCIAL SERVICES LLC	12,235,795.336	12.81%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		DCGT AS TTEE AND/OR CUST	6,068,549.197	6.35%
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

		NATIONAL FINANCIAL SERVICES LLC	17,737,925.442	18.56%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

	CLASS R2	MERRILL LYNCH PIERCE FENNER &	3,755,078.995	26.05%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T89
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		CHARLES SCHWAB & CO INC	1,587,722.290	11.01%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		STATE STREET BANK AND TRUST	2,073,754.724	14.38%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

		EMPOWER TRUST FBO	1,264,590.490	8.77%
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

		NATIONAL FINANCIAL SERVICES LLC	1,220,490.024	8.47%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		LINCOLN RETIREMENT SERVICES COMPANY	754,023.421	5.23%
		FBO FORREST GENERAL HOSPITAL 403B
		PO BOX 7876
		FORT WAYNE IN 46801-7876

	CLASS R3	STATE STREET BANK AND TRUST	1,242,179.500	23.91%
		COMPANY TRUSTEE AND / OR CUSTODIAN
		FBO ADP ACCESS PRODUCT
		1 LINCOLN ST
		BOSTON MA 02111-2901

		EMPOWER TRUST FBO	278,329.622	5.36%
		EMPLOYEE BENEFITS CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

		VOYA RETIREMENT INSURANCE AND	1,206,849.340	23.23%
		ANNUITY COMPANY
		1 ORANGE WAY
		WINDSOR CT 06095-4773

		PIMS/PRUDENTIAL RETIREMENT	328,775.167	6.33%
		AS NOMINEE FOR THE TTEE/CUST PL 300
		SCHUSTER ENTERPRISES, INC
		3530 MACON RD
		COLUMBUS GA 31907-2530

		NATIONAL FINANCIAL SERVICES LLC	306,806.805	5.91%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		EMPOWER TRUST FBO	291,470.778	5.61%
		EMPOWER BENEFIT PLANS

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

	CLASS R6	EMPOWER TRUST FBO	33,814,718.064	9.61%
		EMPLOYEE BENEFIT CLIENTS 401K
		8515 E ORCHARD RD 2T2
		GREENWOOD VILLAGE CO 80111-5002

		MERRILL LYNCH PIERCE FENNER &	21,493,018.528	6.11%
		SMITH INC - FOR THE SOLE BENEFIT
		OF ITS CUSTOMERS
		ATTN: FUND ADMINISTRATION 97T98
		4800 DEER LAKE DRIVE EAST 3RD FL
		JACKSONVILLE FL 32246-6484

		CHARLES SCHWAB & CO INC	26,394,144.052	7.50%
		SPL CSTDY A/C FOR BNFT CUST
		C/O STEVEN SEARS
		ATTN MUTUAL FUNDS - 211 MAIN ST
		SAN FRANCISCO CA 94105-1901

		NATIONAL FINANCIAL SERVICES LLC	82,927,871.668	23.56%
		499 WASHINGTON BLVD
		JERSEY CITY NJ 07310-1995

		DCGT AS TTEE AND/OR CUST	28,959,787.140	8.23%
		FBO PLIC VARIOUS RETIREMENT PLANS
		OMNIBUS
		ATTN NPIO TRADE DESK
		711 HIGH STREET
		DES MOINES IA 50392-0001

	SIMPLE Class	NEW YORK LIFE TRUST CO CUST	5,681.622	9.06%
		JON KROG INSURANCE AGENCY INC
		JONATHON A KROG
		512 MARSHALL AVE #1
		SAINT PAUL MN 55102-1721

		NEW YORK LIFE TRUST CO CUST	3,834.946	6.11%
		ELUSIVE ESCAPE ROOMS LLC
		WILLIAM D TROXEL
		22598 COUNTY HWY AA
		RICHLAND CTR WI 53581-4033

		NEW YORK LIFE TRUST CO CUST	3,328.143	5.30%
		INFINIA DENTAL INC
		HEE YOUNG LEE
		10502 BOUNTY COVE CT
		GAITHERSBURG MD 20878-4265

		NEW YORK LIFE INVESTMENT MGMT	3,673.798	5.86%
		DEBBIE CURRAN TRA
		C/O MARY AULL
		30 HUDSON ST FL 23
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE TRUST CO CUST	4,866.579	7.76%
		REDIX INC
		SUE P REDDICK
		PO BOX 628
		WRITSVLLE BCH NC 28480-0628

		NEW YORK LIFE TRUST CO CUST	4,896.890	7.81%
		REDIX INC
		GORDON W REDDICK
		PO BOX 327
		WRITSVLLE BCH NC 28480-0327

		NEW YORK LIFE TRUST CO CUST	10,610.574	16.91%
		NATOMAS PHYSICAL THERAPY

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		DEAN BESSAS
		2108 CASTLE PINES WAY
		ROSEVILLE CA 95747-8957

		NEW YORK LIFE TRUST CO CUST	6,890.856	10.98%
		CHAPAROSA MANAGEMENT LLC
		ANAMARIE M ROCHA
		2301 ARROYO AVE
		MCALLEN TX 78504-6312

MainStay WMC Enduring Capital Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,952,430.489	29.38%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS B	PERSHING LLC	3,652.776	7.48%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	39,361.517	6.93%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		PERSHING LLC	145,101.833	25.54%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	58,516.781	10.30%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	49,435.172	8.70%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	71,250.730	12.54%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	44,361.843	7.81%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	PERSHING LLC	214,710.203	8.73%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		DZ BANK AG, NEW YORK BRANCH	160,896.289	6.54%
		ATTN: DENISE OTT
		1 VANDERBILT AVE FL 49
		NEW YORK NY 10017-5439

		NATIONAL FINANCIAL SERVICES LLC	332,097.234	13.51%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		AMERICAN ENTERPRISE INVESTMENT SVC	269,608.656	10.96%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		CAPINCO C/O US BANK	211,436.302	8.60%
		PO BOX 1787
		MILWAUKEE WI 53201-1787

		UBS WM USA	130,357.471	5.30%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	313,418.931	12.75%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R6	NEW YORK LIFE INSURANCE CO	343,382.187	7.17%
		MAINSTAY VP MODERATE ALLOCATION
		(57220)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	700,845.473	14.63%
		MAINSTAY VP GROWTH ALLOCATION
		(57230)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	627,585.777	13.10%
		MAINSTAY VP EQUITY ALLOCATION
		(57210)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	808,476.151	16.87%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	825,313.696	17.22%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,135,955.093	23.71%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

MainStay WMC Growth Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	972,642.399	7.12%
		FOR THE EXCLUSIVE BENEFIT OF OUR

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	5,187.060	9.74%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	12,064.265	22.66%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		NEW YORK LIFE TRUST COMPANY	3,181.715	5.98%
		CUST FOR THE SEP-IRA OF
		WILLIAM RAY ROGERS

	CLASS I	NATIONAL FINANCIAL SERVICES LLC	971,396.521	79.35%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS R6	NEW YORK LIFE INSURANCE CO	795,263.045	24.68%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	929,836.781	28.86%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	263,098.601	8.16%
		MAINSTAY CONSERV ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805
		NEW YORK LIFE INSURANCE CO	1,135,179.535	35.23%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

MainStay WMC International Research Equity Fund	CLASS A	MORGAN STANLEY SMITH BARNEY LLC	76,154.707	5.19%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		NATIONAL FINANCIAL SERVICES LLC	490,608.151	33.44%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		AMERICAN ENTERPRISE INVESTMENT SVC	81,338.912	5.54%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	40,597.515	24.50%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		PERSHING LLC	9,028.182	5.45%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	10,876.375	6.56%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	34,505.528	20.82%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	27,010.167	16.30%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

	CLASS I	NEW YORK LIFE INSURANCE CO	1,945,921.676	9.60%
		MAINSTAY VP MODERATE ALLOCATION
		(57220)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	4,389,065.152	21.66%
		MAINSTAY VP GROWTH ALLOCATION
		(57230)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	3,891,295.942	19.20%
		MAINSTAY VP EQUITY ALLOCATION
		(57210)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	2,014,544.440	9.94%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,974,782.692	9.75%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		NEW YORK LIFE INSURANCE CO	2,955,375.690	14.58%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

MainStay WMC Small Companies Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	1,104,446.330	19.71%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	18,568.571	21.73%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		LPL FINANCIAL	6,187.763	7.24%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

	CLASS I	NATIONAL FINANCIAL SERVICES LLC	326,803.151	7.13%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		NEW YORK LIFE INSURANCE CO	975,109.366	21.28%
		MAINSTAY EQUITY ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	545,002.689	11.89%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,321,336.719	28.84%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

MainStay WMC Value Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	3,109,402.871	16.46%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

	CLASS C	NATIONAL FINANCIAL SERVICES LLC	518,185.575	60.14%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		RAYMOND JAMES	43,486.520	5.05%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS I	LPL FINANCIAL	446,969.411	9.53%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		NATIONAL FINANCIAL SERVICES LLC	417,273.925	8.89%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		WELLS FARGO CLEARING SERVICES LLC	328,184.051	6.99%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	1,055,500.303	22.49%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		UBS WM USA	278,733.400	5.94%
		FBO
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	345,505.330	7.36%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS R6	NEW YORK LIFE INSURANCE CO	692,370.168	9.68%
		MAINSTAY VP MODERATE ALLOCATION
		(57220)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,482,605.146	20.72%
		MAINSTAY VP GROWTH ALLOCATION
		(57230)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NWE YORK LIFE INSURANCE CO	1,341,998.500	18.75%
		MAINSTAY VP GROWTH ALLOCATION
		(57210)
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	915,634.806	12.80%
		MAINSTAY EQUITY ALLOCATION FUND

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	927,363.673	12.96%
		MAINSTAY MODERATE ALLOCATION FUND
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

		NEW YORK LIFE INSURANCE CO	1,285,869.283	17.97%
		MAINSTAY GROWTH ALLOCCATION FD
		30 HUDSON ST 23RD FLOOR
		ATTN: CHRIS FEIND
		JERSEY CITY NJ 07302-4805

Funds with fiscal year ending November 30

(Information is as of March 1, 2023)

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
MainStay Cushing MLP Premier Fund	CLASS A	NATIONAL FINANCIAL SERVICES LLC	4,397,485.992	13.81%
		FOR THE EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN: MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		MORGAN STANLEY SMITH BARNEY LLC	5,419,830.654	17.02%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		PERSHING LLC	2,546,005.363	7.99%
		1 PERSHING PLAZA
		JERSEY CITY NJ 07399-0002

		LPL FINANCIAL	1,674,571.795	5.26%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		CHARLES SCHWAB & CO INC	1,654,268.805	5.19%
		SPECIAL CUSTODY A/C FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

		AMERICAN ENTERPRISE INVESTMENT SVC	2,909,850.449	9.14%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		UBS WM USA	1,978,209.225	6.21%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	3,534,814.438	11.10%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

	CLASS C	MORGAN STANLEY SMITH BARNEY LLC	2,308,298.453	10.75%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		LPL FINANCIAL	3,576,014.245	16.65%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	3,286,557.631	15.30%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	3,145,668.096	14.65%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		RAYMOND JAMES	3,342,718.921	15.56%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

		CHARLES SCHWAB & CO INC	1,711,591.391	7.97%
		SPECIAL CUSTODY ACCT FBO CUSTOMERS
		ATTN MUTUAL FUNDS
		211 MAIN STREET
		SAN FRANCISCO CA 94105-1901

	CLASS I	NATIONAL FINANCIAL SERVICES LLC	2,087,432.829	5.98%
		FOR EXCLUSIVE BENEFIT OF OUR
		CUSTOMERS
		499 WASHINGTON BLVD
		ATTN MUTUAL FUNDS DEPT 4TH FL
		JERSEY CITY NJ 07310-1995

		MORGAN STANLEY SMITH BARNEY LLC	9,768,321.246	27.99%
		FOR THE EXCLUSIVE BENE OF ITS CUST
		1 NEW YORK PLZ FL 12
		NEW YORK NY 10004-1965

		LPL FINANCIAL	2,140,608.077	6.13%
		OMNIBUS CUSTOMER ACCOUNT
		ATTN MUTUAL FUND TRADING
		4707 EXECUTIVE DR
		SAN DIEGO CA 92121-3091

		WELLS FARGO CLEARING SERVICES LLC	3,460,213.397	9.91%
		SPECIAL CUSTODY ACCT FOR THE
		EXCLUSIVE BENEFIT OF CUSTOMER
		2801 MARKET STREET
		ST LOUIS MO 63103-2523

		AMERICAN ENTERPRISE INVESTMENT SVC	4,232,901.320	12.13%
		FBO
		707 2ND AVE S
		MINNEAPOLIS MN 55402-2405

		UBS WM USA	2,583,054.728	7.40%
		OMNI ACCOUNT M/F
		SPEC CDY A/C EBOC UBSFSI

NAME OF FUND	TITLE OF CLASS	NAME AND ADDRESS OF BENEFICIAL OWNER	NUMBER OF BENEFICIAL OWNERSHIP SHARES	PERCENTAGE OF CLASS
		1000 HARBOR BLVD
		WEEHAWKEN NJ 07086-6761

		RAYMOND JAMES	5,225,168.406	14.97%
		OMNIBUS FOR MUTUAL FUNDS
		HOUSE ACCT FIRM
		ATTN: COURTNEY WALLER
		880 CARILLON PKWY
		ST PETERSBURG FL 33716-1100

APPENDIX A - Special Risks Related to Investments in Municipal Securities of Arizona

This appendix provides a summary of the factors that may affect the financial condition of the State of Arizona (“State” or “Arizona”). The information provided below is intended only to summarize certain of these factors and does not purport to describe in detail each of the potential factors that may impact the financial condition of the State. The information provided below is derived from public sources that are current as of the preparation of this SAI. These sources are typically prepared or disseminated by departments, agencies, or bureaus of the State or federal government, though they may also include other publicly available sources such as news articles, press releases and other reports. The MainStay MacKay Arizona Tax Free Opportunities Fund (the “Fund”) has not independently verified the information included herein and does not make any representation as to the accuracy of such information.

The information included herein is subject to change rapidly, substantially and without notice. Any changes in this information may adversely impact the financial condition of the State or its municipal issuers, which could adversely impact the Fund’s investments. The Fund does not maintain any obligation to update this information throughout the year. As such, investors and their financial advisers are encouraged to independently research the financial condition of the State, its municipalities and their political subdivisions, instrumentalities or authorities.

Investors should also review information about the Fund’s strategies, risks and investments before investing in the Fund.

Arizona’s municipal issuers use State appropriations and local taxes for their operations. Factors like economic changes, political instability, natural disasters, public health emergencies, or financial conditions can decrease these resources, intensifying fiscal stress on municipalities. If a municipal issuer fails to generate enough revenue to meet its obligations, it risks a credit rating downgrade or a similar event. This stress can also lead to insolvency, potentially resulting in bankruptcy. A downgrade, insolvency, or bankruptcy can negatively impact the value or liquidity of securities from other Arizona municipal issuers, including those issued by the State.

Additionally, external factors, such as conditions in the national economy and demand for goods and services produced in Arizona, could have an adverse impact on the financial condition of the State and its municipalities. At this time, it is difficult to accurately predict the extent to which these factors may impact the financial condition of the State and it municipalities.

Overview

The accounts of the State are organized in funds and account groups, each of which is considered a separate accounting entity. The General Fund is the principal operating fund for governmental activities and is the depository of most major revenue sources of the State. The General Fund may be expended under appropriation or funding measures enacted by the Legislature and approved by the Governor, as well as appropriations from voter initiatives.

The State Legislature has adopted an annual operating and capital outlay budget for all agencies of the State. The State’s budget is legally required to be adopted through the passage of appropriation bills by the Legislature and approved by the Governor. The budget process is initiated by the Governor submitting the Governor’s Budget by the second Tuesday in January for the next fiscal year to the State Legislature that includes proposed expenditures for the State and its agencies and the means of funding those expenditures. Statute-established funds may be fully, partially, or not-at-all subject to legislative appropriation. The Executive branch controls appropriated funds through an allotment process and maintains an encumbrance accounting system. State agencies are responsible, under the oversight of the Department’s General Accounting Office, for exercising budgetary control and ensuring that expenditures do not exceed appropriations.

In accordance with A.R.S. § 35-190, except as otherwise provided by law, all appropriations lapse after the close of the fiscal year. A continuing appropriation is spending authority that, once established, is continuous, period after period, until amended or revoked. Continuing appropriations are primarily for construction or other projects that take longer than one year to complete.

The State’s revenues can be volatile and correlate to overall economic conditions. There can be no assurances that the State will not face fiscal stress and cash pressures again, or that other changes in the State or national economies will not materially adversely affect the financial condition of the State. Any deterioration in the State’s financial condition may have a negative effect on the marketability, liquidity or value of the securities issued by the State and its municipalities and may increase the risk of investing in these securities, which could adversely impact the performance of the Fund.

1

Economic Conditions

Arizona is the 14th most populous state in the nation. Over the last few decades, Arizona has grown faster than most other regions of the country in various metrics, including population, personal income, gross state product and job creation.

Arizona is the sixth largest U.S. state by area, spanning 113,909 square miles. Diverse topography and distinct climates have directly influenced each area’s development. The federal government owns 42.1 percent of the land, Federal Trust Land accounts for 27.6 percent, private property constitutes 17.6 percent, and the State owns 12.7 percent.

Arizona comprises 15 counties, with Maricopa and Pima Counties being more urbanized and housing over 75 percent of the total population and more than 84 percent of the total wage and salary jobs in the state, according to 2018 estimates. Maricopa County encompasses the Phoenix metropolitan area, which includes Phoenix —Arizona’s capital and the fifth largest city in the U.S— and other cities like Scottsdale, Tempe, Mesa, Glendale, Chandler, Peoria, Gilbert, and Avondale.

Arizona’s unemployment rate was 4.2 percent in November 2023, which was higher than the national average of 3.7 percent at that time.

State Budget

Article IX, Section 17 of the Arizona Constitution limits the Legislature’s annual fiscal appropriations to seven percent of the state’s total personal income for a fiscal year, as determined by the Economic Estimates Commission (“EEC”). Exceptions require a two-thirds affirmative vote from each legislative house for each measure exceeding this limit. The limit is currently 7.41 percent of Arizona personal income. The EEC’s Arizona personal income estimate for fiscal year 2024 is $439.70 billion, setting the fiscal year 2024 appropriation limit at $32.58 billion.

Arizona law mandates a balanced budget every fiscal year, running from July 1 to June 30. The State has historically balanced its budget through a mix of spending cuts and tax hikes. In 1992, voters approved a measure necessitating a two-thirds legislative majority to raise State taxes.

Arizona’s Constitution does not allow the State to issue general obligation bonds. In some circumstances, State agencies and instrumentalities have the authority to issue revenue-secured bonds.

Historically, the State derives most of its revenue from intergovernmental revenue and taxes, with intergovernmental revenues being the state’s largest revenue source. Intergovernmental revenues include payments from the Arizona Health Care Cost Containment System (“AHCCCS”), which operates under a Medicaid State Plan approved by the Centers for Medicare and Medicaid Services of the U.S. Department of Health and Human Services and the Arizona State Legislature. AHCCCS is authorized to pay certain Arizona hospitals that serve a disproportionate share of the State’s indigent population. Within the tax revenue source, the State derives most of its revenue from sales taxes and income taxes.

A.R.S. § 35-144 established the Budget Stabilization Fund (“BSF”) in 1990. The purpose of the BSF is to normalize the financial fluctuations of the State’s high and low growth rates. Interest earned on pooled investments with the State Treasurer is the basic revenue source of the BSF. The amount of cash transferred to or from the BSF and the General Fund - General Operations is established by statutory formula and other laws. No operating expenditures may usually be made from the BSF.

As of June 30, 2023, the Arizona Department of Administration identified the following funds with negative balances:

•	Statewide Payroll Fund – Department of Administration (AA9230)

•	Statewide Donations Fund – Board of Nursing (BN2025)

•	Credit Card Clearing Fund – Corporation Commission (CC2600)

•	Federal Grant Fund – Early Childhood Development and Health Board (CD2000)

•	Federal Grant Fund – Department of Corrections (DC2000)

•	Child Support Enforcement Administration Fund – Department of Economic Security (DE2091)

•	Coronavirus State and Local Fiscal Recovery Fund – Department of Economic Security (DE2985)

2

•	Federal Grant Fund – Office of Economic Opportunity (EO2000)

•	Intergovernmental and Interagency Service Agreement Fund – Department of Environmental Quality (EV9500)

•	Credit Card Clearing Fund – Game and Fish Department (GF2600)

•	Federal Grant Fund – Department of Housing (HD2000)

•	Federal Grant Fund – Department of Homeland Security (HL2000)

•	Coronavirus State and Local Fiscal Recovery Fund – Department of Health Services (HS2985)

•	Federal Grant Fund – Department of Insurance and Financial Institutions (ID2000)

•	Receivership Liquidation Fund – Department of Insurance and Financial Institution (ID3104)

•	DPS Joint Fund Control Fund – Department of Public Safety (PS2085)

•	DOR Unclaimed Property Fund – Department of Revenue (RV1520)

Obligations

Article 9, Section 5 of the Arizona Constitution limits the State’s debt contracts to $350 thousand, preventing the State from using its credit solely to pay debts incurred for government operations. The State secures repayment of long-term debt instruments by pledging dedicated revenue streams or the acquired building or equipment. The State does not issue any general obligation debt instruments.

For the fiscal year ended June 30, 2022, the State’s total long-term primary government debt decreased during the fiscal year to $6.8 billion, a decrease of $1.3 billion or 16 percent. Changes during the year included defeasances of $610.8 million and retirements of $68.0 million for Certificates of Participation and defeasances of $223.1 million and retirements of $395.6 million for revenue bonds. Net issuance premiums increases and decreases were $17.7 million and $178.0 million, respectively.

Pension and Post Retirement Liabilities

The State contributes to several pension plans. Benefits are established by State statutes and provide retirement, disability, and survivor benefits to State employees. In addition to pension benefits, the State also provides certain other post-employment benefits (“OPEB”), including the ADOA Defined Benefit Healthcare Plan.

It is possible that the State will be forced to significantly increase its pension fund and post-retirement benefit contributions, which would reduce discretionary General Fund resources available for other State programs. Failure to manage these unfunded liabilities may have an adverse impact on the State’s credit rating.

Pending Litigation

The State, its officials and employees are named as defendants in numerous legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is difficult to accurately predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund’s investments.

Natural Disasters Risk

The risks of natural disasters of varying degrees of severity, and the full extent of the impact of recurring natural disasters on the State’s economy and fiscal stability is difficult to accurately predict. Any obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of: (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

3

Credit Rating

The State does not issue general obligation bonds. On November 19, 2019, Moody’s raised the State’s overall credit rating from Aa2 to Aa1. In September 2021, following a periodic review of the appropriateness of the rating, Moody’s affirmed the State of Arizona’s Aa1 credit position.

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

4

APPENDIX B - Special Risks Related to Investments in Municipal Securities of California

This appendix provides a summary of the factors that may affect the financial condition of the State of California (“State” or “California”). The information provided below is intended only to summarize certain of these factors and does not purport to describe in detail each of the potential factors that may impact the financial condition of the State. The information provided below is derived from public sources that are current as of the preparation of this SAI. These sources are typically prepared or disseminated by departments, agencies, or bureaus of the State or federal government, though they may also include other publicly available sources such as news articles, press releases and other reports. The MainStay MacKay California Tax Free Opportunities Fund (the “Fund”) has not independently verified the information included herein and does not make any representation as to the accuracy of such information.

The information included herein is subject to change rapidly, substantially and without notice. Any changes in this information may adversely impact the financial condition of the State or its municipal issuers, which could adversely impact the Fund’s investments. The Fund does not maintain any obligation to update this information throughout the year. As such, investors and their financial advisers are encouraged to independently research the financial condition of the State, its municipalities and their political subdivisions, instrumentalities or authorities.

Investors should also review information about the Fund’s strategies, risks and investments before investing in the Fund.

Municipal issuers in California rely on State appropriations and local taxes to fund their operations. As a result, economic, political, natural disasters or weather events, public health emergencies or financial conditions that reduce State appropriations or impact local tax revenues may increase fiscal pressure on the State’s municipalities. If a municipal issuer is unable to obtain sufficient revenues to satisfy its outstanding obligations, that issuer may be subject to a downgrade of its credit rating or other similar credit event. In addition, increased fiscal pressure may cause a municipal issuer to become insolvent, which may require the issuer to file for bankruptcy. If a California municipal issuer suffers a credit rating downgrade, becomes insolvent, or files for bankruptcy, the value or liquidity of securities issued by other municipal issuers in California, including securities issued by the State, could be adversely affected.

Additionally, external factors, such as conditions in the national economy and demand for goods and services produced in California, could have an adverse impact on the financial condition of the State and its municipalities. At this time, it is difficult to accurately predict the extent to which these factors may impact the financial condition of the State and it municipalities.

Overview

California’s General Fund budget was adversely impacted by the health-related and economic impact of the COVID-19 pandemic. To help address the public health and economic impact of COVID-19, the federal government passed the Coronavirus Aid, Relief, and Economic Security Act (CARES Act), which provided for approximately $2.2 trillion in disaster relief, of which California received approximately $16.1 billion, as well as the American Rescue Plan, which provided an additional $350 billion in emergency funding for state, local, territorial and Tribal governments. California was allocated approximately $27 billion in American Rescue Plan funds. It is not presently possible to predict the extent of the long-term harm that COVID-19 could cause to the United States and California economies. A meaningful decline in revenues could negatively impact California’s ability to meet its debt obligations, including with respect to investments held by the Fund. The current economic environment also may negatively affect the economy of California.

The State’s revenues can be volatile and correlate to overall economic conditions. There can be no assurances that the State will not face fiscal stress and cash pressures again, or that other changes in the State or national economies will not materially adversely affect the financial condition of the State. Any deterioration in the State’s financial condition may have a negative effect on the marketability, liquidity or value of the securities issued by the State and its municipalities and may increase the risk of investing in these securities, which could adversely impact the performance of the Fund.

Economic Conditions

California is the most populous state in the nation. In addition, California’s economy is the largest among the 50 states and among the largest and most diverse in the world, with major components in the high-technology, trade, entertainment, manufacturing, government, tourism, construction and service sectors. In addition, governmental agencies at the state, local and federal levels employ a significant number of the State’s residents.

5

California’s unemployment was 4.9 percent in November 2023, which was higher than the national average of 3.7 percent at that time.

Recent Results

Historically, the General Fund derives the majority of its revenue from personal income taxes, sales and use taxes and corporation taxes, with personal income tax being the state’s largest revenue source. During fiscal year 2024, personal income tax is projected to comprise nearly 74.0 percent of all General Fund revenues before transfers.

The State’s personal income tax is structured in a highly progressive manner. The passage of Proposition 30 (and later, Proposition 55), which imposed additional taxes on high-income taxpayers, has made the personal income tax even more progressive. Depending on market conditions, a large share of personal income tax receipts may be derived from capital gains realizations and stock option income, revenue sources that can be particularly volatile and susceptible to economic fluctuations.

Sales and use taxes and corporation taxes are subject to economic fluctuations and were negatively impacted during the U.S. recession in 2007- 2008. Additionally, California is limited in its ability to generate revenues from local property taxes, which are a relatively stable revenue source. The State is also required to maintain a Special Fund for Economic Uncertainties (“SFEU”), which is funded from General Fund resources to meet cash needs of the General Fund. For purposes of financial reporting, year-end balances in the SFEU are included in the General Fund balance. The 2024 Proposed Budget (as defined below) notes $3.4 billion of reserves in the SFEU.

Proposition 2, a budget reserve and debt payment measure that was approved by voters in November 2014, annually captures an amount equal to 1.5 percent of General Fund revenues plus capital gains taxes that exceed a long-term historical average.

State Budget

2024-2025 Budget. On January 10, 2024, the Governor presented his proposed budget for fiscal year 2025 (2025 Proposed Budget”). The 2025 Proposed Budget assumes that the General Fund will receive total revenues and transfers of approximately $214.7 billion during the fiscal year. Against these revenues, the Governor proposes expenditures of approximately $208.7 billion from the General Fund.

The 2025 Proposed Budget assumes increases in total tax receipts during the fiscal year. The Governor projects that personal income tax receipts, which would account for approximately 74 percent of total General Fund revenues under the proposal, generate $117.4 billion in 2024-2025, a downward revision of $29.6 billion from the 2023 Budget Act. The 2024-2025 Proposed Budget projects that sales and use tax receipts will generate $51.1 billion in 2024-2025 and corporation tax receipts will be generate $38.3 billion in 2024-2025. These projections reflect a downward revision from the 2023 Budget act of $15.4 billion for corporation tax receipts and an upward revision of $2.1 billion from the 2023 Budget Act for sales and use tax receipts.

On January 13, 2023, the LAO released its analysis of the 2025 Proposed Budget. In the report, the LAO projected that the State faced a deficit of $58 billion (as opposed to the Governor’s estimate of $38 billion) but notes that it believes the Governor’s Budget addresses the deficit primarily through spending and revenue-related solutions, noting that the Governor’s Budget proposes to using reserves from California’s Budget Stabilization Account despite not officially declaring a budget emergency for fiscal year 2024-2025 as of the date of the report. The report states that the Governor’s Budget may understate the degree of fiscal pressure facing California in the future, and the LAO recommends that the legislature develop the year’s budget with a focus on future years. In particular, the LAO recommends the legislature plan for lower revenues, maintain similar reserve withdrawal, develop plans for school and community college funding, maximize one-time spending reductions, apply a high bar for any discretionary proposals, and contain the ongoing service level.

Obligations of the State

The State has historically paid the principal and interest on its outstanding obligations when due. The obligations of the State typically include its general obligations bonds, commercial paper notes, lease-revenue obligations and short-term obligations, including revenue anticipation notes and warrants. The State’s Constitution prohibits the creation of general obligation indebtedness of the State unless a bond issuance is approved by a majority of the electorate voting at either a general election or a direct primary.

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As of July 1, 2023, the State’s outstanding aggregate principal amount of long-term general obligation bonds was approximately $71.4 billion. Of this amount, approximately $70.7 billion was payable primarily from the State’s General Fund and approximately $662.8 million were “self- liquidating” bonds payable first from other special revenue funds. Further, as of July 1, 2023, the State’s outstanding aggregate amount of lease revenue obligations was $7.8 billion.

In the November 2018 general election, voters passed Proposition 1, authorizing the State to issue $4 billion in general obligation bonds to fund veterans and affordable housing services ($3 billion for various housing programs and $1 billion for home loan assistance to veterans). The bonds are anticipated to increase the General Fund’s debt service expenditures by approximately $170 million annually for 35 years. Additional bond measures may be included on future election ballots, but any proposed bond measure must first be approved by the Legislature or placed on the ballot through the initiative process.

As of July 1, 2023, there were unused voter authorizations for the future issuance of approximately $25.8 billion of long-term general obligation bonds, some of which may first be issued as commercial paper notes.

Certain State agencies and authorities may issue obligations secured or payable from specific revenue streams. Most of these revenue bonds are not payable from the State’s General Fund. State agencies and authorities had approximately $79.2 billion aggregate principal amount of revenue bonds and notes that are non-recourse to the General Fund outstanding as of June 30, 2023. These borrowings are used to finance a large array of enterprises and projects, including various housing, health facilities, pollution control facilities, transportation projects, public work projects and public and private educational facilities.

Obligations of Other California Issuers

The State has a large number of agencies, instrumentalities and political subdivisions that issue municipal obligations. These revenue bonds are supported by state revenue-producing enterprises and projects, as well as conduit obligations payable from revenues paid by private users or local governments of facilities financed by the revenue bonds. Such revenue bonds are not payable from the State’s General Fund. The State’s agencies, instrumentalities and political subdivisions are subject to various economic risks and uncertainties, and the credit quality of securities they issue may differ significantly from the credit quality of securities backed by the State’s full faith and credit.

Pension and Post Retirement Liabilities

The financial condition of the State and its localities is subject to risks associated with pension and post retirement liabilities. The pension funds managed by the State’s retirement systems (e.g., the California Public Employees’ Retirement System (“CalPERS”) and the California State Teachers’ Retirement System (“CalSTRS”) suffered large investment losses during the most recent recession and currently have significant unfunded liabilities. These unfunded liabilities may require the General Fund to make increased contributions in the future, which could reduce resources available for other State priorities.

As of June 30, 2022, CalPERS reported an unfunded accrued liability allocable to state employees, excluding judges and elected officials, of $70.8 billion on a market value of assets (“MVA”) basis. As of June 30, 2022, CalSTRS reported an unfunded accrued liability of its Defined Benefit Plan of $85.8 billion on an actuarial value of assets basis. The 2024 Proposed Budget contemplates a combined General Fund contributions to CalPERS and CalSTRS to be approximately $11.1 billion.

In addition to pension benefits, the State also provides certain other post-employment benefits (“OPEB”), such as health care and dental benefits, for eligible retired employees of the State. Because the State currently funds its OPEB costs on a “pay-as-you-go” basis, the State has amassed large unfunded actuarial liabilities with respect to its OPEB obligations. As of June 30, 2022, the State’s accrued actuarial OPEB liability was estimated at $87.54 billion, of which $82.41 billion was unfunded.

It is possible that the State will be forced to significantly increase its pension fund and post-retirement benefit contributions, which would reduce discretionary General Fund resources available for other State programs. Failure to manage these unfunded liabilities may have an adverse impact on the State’s credit rating.

A significant number of local governments, including various current CaIPERS members, face similar, and sometimes, relatively more severe, fiscal issues with respect to unfunded pension and post-retirement benefit liabilities, which fiscal stress may be increased as a result of the current economic environment. These local governments’ credit ratings and solvency may be threatened if their liabilities are not addressed by way of wage concessions, restructuring of benefits, or other more creative methods, which could cause these issuers to default on

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their outstanding obligations or file for bankruptcy protection under Chapter 9 of the U.S. Bankruptcy Code. In the past, as a result of financial and economic difficulties, several of the State’s municipalities filed for bankruptcy protection under Chapter 9. Additional municipalities could file for bankruptcy protection in the future. Any such action could negatively impact the value of the Fund’s investments in the securities of those issuers or other issuers in the State.

Local Governments

California has 58 counties, which make up the primary units of local government. Counties are responsible for providing many basic services such as welfare, jails, health care for the indigent and public safety in unincorporated areas. The State is also made up of nearly 500 incorporated cities and thousands of special districts formed for education, utilities and other services. The fiscal condition of the various local governments changed when State voters approved Proposition 13 in 1978. Among other things, Proposition 13 set limits on the future growth of property taxes and limited local governments’ ability to impose “special taxes” (i.e., taxes devoted to specific purposes) unless the local government had two-thirds voter approval. In addition, Proposition 218, enacted by initiative in 1996, further limited the ability of local governments to raise taxes, fees and other exactions.

To help counterbalance the loss of property tax revenue for local governments, the State provided aid to many local governments from the General Fund. Significantly, the State assumed a larger responsibility for funding K-12 education and community colleges. During the recession of the early 1990s, the State Legislature was forced to reduce some of the post-Proposition 13 aid to local government entities other than K-12 education and community colleges. However, the State Legislature also provided additional funding sources, such as sales taxes, and reduced certain mandates for the provision of local services by cities and counties.

In 2000, the “internet bubble” caused another economic shock in the State, which caused the State to divert local revenue sources, including certain sales taxes and vehicle license fees, into State coffers. Following these actions, voters approved Proposition 1A in 2004. Proposition 1A amended the State Constitution to reduce the State Legislature’s authority over local government revenue sources and placed restrictions on the State’s access to local governments’ property, sales and vehicle license fee revenues. Proposition 22, adopted in late 2010, superseded portions of Proposition 1A and completely prohibits the State from borrowing local government funds. Proposition 22 also generally prohibits the State Legislature from making certain changes to local government funding sources.

The enacted budget for fiscal year 2011-2012 included a plan to shift certain State program costs to counties and provide comparable amounts of funds to support these new local obligations. This realignment plan was designed to provide State funds for certain programs such as corrections and local public safety programs, as well as programs related to mental health, substance abuse, foster care, child welfare services and adult protective services. However, local governments, in particular counties, were made responsible for covering an increased part of the financial burden of providing such local services. Such responsibility brings with it the risk of possible cost overruns, revenue declines and insufficient revenue growth.

Enacted in 1988, Proposition 98 directs a minimum portion of the General Fund revenues to support K-12 schools and community colleges. The State may face financial pressure due to its obligation to fund public schools under Proposition 98. Such obligations may limit the State’s ability to respond to economic conditions and could reduce the level of assistance the State provides to local governments. Such a reduction in State aid could exacerbate the serious fiscal issues many local governments already face, particularly with respect to education funding.

Limits placed on the ability of local governments to raise taxes and fees may prevent these localities from effectively responding to economic and other conditions. The major local government revenue sources, property and sales tax, and fees from real estate development, are highly susceptible to economic fluctuations and were all adversely affected by the 2007-2008 U.S. recession. In addition, many California municipalities have been adversely affected by the current economic environment. If economic conditions significantly deteriorate, local governments may be forced to cut local services to address their budget constraints, or, in some cases, file for bankruptcy.

Pending Litigation

The State, its officials and employees are named as defendants in numerous legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which, if decided against the State, might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is difficult to accurately predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund’s investments.

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Natural Disasters Risk

Substantially all of California is within an active geologic region subject to major seismic activity, which could result in increased frequency and severity of natural disasters including, but not limited to, earthquakes, wildfires and droughts. Such events have, in the past, resulted in significant disruptions of the State economy and required substantial expenditures from the State government. The risks of natural disasters of varying degrees of severity continue to persist, and the full extent of the impact of recurring natural disasters on the State’s economy and fiscal stability is difficult to accurately predict. Any obligation in the Fund could be affected by an interruption of revenues because of damaged facilities, or, consequently, income tax deductions for casualty losses or property tax assessment reductions. Compensatory financial assistance could be constrained by the inability of: (i) an issuer to have obtained earthquake insurance coverage rates; (ii) an insurer to perform on its contracts of insurance in the event of widespread losses; or (iii) the federal or State government to appropriate sufficient funds within their respective budget limitations.

California regularly experiences large wildfires that may impact the State’s finances. California has recently spent billions of dollars in recovery efforts and debris removal. The 2024-2025 Proposed Budget contemplates approximately $2.7 billion over five years to advance critical investments in forest health and fire prevention, and to resources the State’s wildfire response. The wildfires, particularly in the last several years, have significantly impacted the State’s economy. Future wildfires or other weather-related events, which may become more frequent and severe due to climate change, could have a detrimental effect on the State’s economy or environment.

Bond Ratings

As of February 13, 2024, the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service (“S&P”) and Fitch Ratings (“Fitch”):

Moody’s	S&P	Fitch

Aa2	AA-	AA

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

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APPENDIX C - Special Risks Related to Investments in Municipal Securities of Colorado

This appendix provides a summary of the factors that may affect the financial condition of the State of Colorado (“State” or “Colorado”). The information provided below is intended only to summarize certain of these factors and does not purport to describe in detail each of the potential factors that may impact the financial condition of the State. The information provided below is derived from public sources that are current as of the preparation of this SAI. These sources are typically prepared or disseminated by departments, agencies, or bureaus of the State or federal government, though they may also include other publicly available sources such as news articles, press releases and other reports. The MainStay MacKay Colorado Muni Fund (the “Fund”) has not independently verified the information included herein and does not make any representation as to the accuracy of such information.

The information included herein is subject to change rapidly, substantially and without notice. Any changes in this information may adversely impact the financial condition of the State or its municipal issuers, which could adversely impact the Fund’s investments. The Fund does not maintain any obligation to update this information throughout the year. As such, investors and their financial advisers are encouraged to independently research the financial condition of the State, its municipalities and their political subdivisions, instrumentalities or authorities.

Investors should also review information about the Fund’s strategies, risks and investments before investing in the Fund.

Overview

Colorado has a population of approximately 5.8 million in 2023. Denver, the state’s capital, has approximately 55% of the state’s population living in the greater Denver metropolitan area. Colorado’s major economic sectors include agriculture, professional and business services, manufacturing, technology, tourism, energy production and mining. The State had a civilian labor work force of approximately 3.2 million individuals as of July 2023, with an unemployment rate of 3.2%. Growth in employment was in the leisure and hospitality sector as losses continue to occur in the information services sector as tech firms have slowed hiring. According to the Colorado Economic and Fiscal Outlook dated March 16, 2023 (the “March Review”), these trends are expected to continue through fiscal year 2023-2024.

Economic Conditions

The State’s General Fund is the principal operating fund of the State, and reflects the overall condition of the State economy. All revenues and moneys not required to be credited and paid into a special State fund are required to be credited and paid into the General Fund. The General Fund showed an increase of $545 million in fiscal year ended 2023, or a 3.9% increase from the prior year.

Article X, Section 20 of the State Constitution, the Taxpayer’s Bill of Rights (“TABOR”) creates annual limits for revenue received from certain sources with these limits determined by the prior year’s limit adjusted for inflation and population growth. Revenues collected in excess of the limitation must be returned to the citizens unless a vote at the annual election allows the State to retain a surplus. Additionally, Colorado is subject to an Excess State Revenue Cap (“ESRC”), which sets the limit that triggers taxpayer refunds and revenue exceeding the must be refunded to the taxpayers in the next fiscal year. For fiscal year 2023, State revenue subject to TABOR were $20,220.1 million, which was $3,563.4 million over the ESRC, and $6,775.5 million over the fiscal year spending limit. Therefore, the amount to be refunded in future fiscal years is $3,678.3 million. Revenue subject to TABOR is expected to remain above the ESRC for Fiscal Year 2024-2025.

State Budget

In May 2023, Governor Jared Polis signed the State’s $38.5 billion for fiscal year 2024. The executive branch prepares quarterly revenue forecasts and, if appropriated expenditures are expected to use one-half or more of the reserve, the governor must enact spending cuts. According to the December 2023 forecast, the General Fund is expected to end fiscal year 2023-2024 with an 18.2% reserve, $49.6 million above the statutory requirement. The General Fund revenue is expected to decrease by 2.7%, due in large part to an expected decline in corporate income tax collections.

Obligations of the State

Due to limits in the State constitution, the State of Colorado does not issue general obligation bonds secured by the full faith and credit of the state. However, several agencies and instrumentalities of the State government are

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authorized, by statute, to issue bonds secured by revenue from specific projects and activities. The State also enters into certain lease transactions that are subject to annual renewal at the option of the State.

As of January 2023, the State received the following ratings from Moody’s Investors Service, Inc. (“Moody’s”) and Standard & Poor’s Ratings Service (“S&P”):

Moody’s	S&P

Aa1	AA

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

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APPENDIX D - Special Risks Related to Investments in Municipal Securities of New York

This appendix provides a summary of the factors that may affect the financial condition of the State of New York (the “State” or “New York”) and New York City (the “City” or “New York City”). The information provided below is intended only to summarize certain of these factors and does not purport to describe in detail each of the potential factors that may impact the financial condition of the City or the State. The information provided below is derived from public sources that are current as of the date of this SAI. These sources are typically prepared or disseminated by departments, agencies, or bureaus of the State, City, or federal government, though they may also include other publicly available sources such as news articles, press releases and other reports. The MainStay MacKay New York Tax Free Opportunities Fund (the “Fund”) has not independently verified the information included herein and does not make any representation to the accuracy of such information.

The information included herein is subject to change rapidly, substantially and without notice. Any changes in this information may adversely impact the financial condition of the State or the City or their municipal issuers, which could adversely impact the Fund’s investments. The Fund does not maintain any obligation to update this information throughout the year. As such, investors and their financial advisers are encouraged to independently research the financial condition of the State or the City, their municipalities and their political subdivisions, instrumentalities or authorities. Investors should also review information about the Fund’s strategies, risks and investments before investing in the Fund.

Municipal issuers in New York rely on State appropriations and local taxes to fund their operations. As a result, economic, political, natural disasters or weather events, public health emergencies or financial conditions that reduce State appropriations or impact local tax revenues may increase fiscal pressure on the State’s municipalities. If a municipal issuer is unable to obtain sufficient revenues to satisfy its outstanding obligations, that issuer may be subject to a downgrade of its credit rating or other similar credit event. In addition, increased fiscal pressure may cause a municipal issuer to become insolvent, which may require the issuer to file for bankruptcy. If a New York municipal issuer suffers a credit rating downgrade, becomes insolvent, or files for bankruptcy, the value or liquidity of securities issued by other municipal issuers in New York, including securities issued by the State or the City, could be adversely affected.

New York City constitutes a large proportion of the State’s population and economy. Any effects on the financial health of New York City will ultimately be borne by the State as well. Therefore, the discussion below summarizes certain of the risks that apply to both the State and the City.

Additionally, external factors, such as conditions in the national economy and demand for goods and services produced in New York, could have an adverse impact on the financial condition of the State and its municipalities, including the City. It is difficult to accurately predict the extent to which those factors may impact the financial condition of the City or the State and its municipalities.

The outbreak of COVID-19 caused economic activity within New York to decline, which negatively impacted state and municipal revenues. To help address the public health and economic impact of COVID-19, the federal government passed the Coronavirus Aid, Relief, and Economic Security Act (CARES Act), which provided for approximately $2.2 trillion in disaster relief. Among other things, the CARES Act established the Coronavirus Relief Fund (CRF), of which New York received approximately $5.1 billion to help address increased costs due to COVID-19. In March 2021, the American Rescue Plan was signed into law, which provided an additional $350 billion in emergency funding for state, local, territorial and Tribal governments. New York was allocated more than $12.7 billion. It is not presently possible to predict the extent of the long-term harm that COVID-19 could cause to the United States and New York economies. A meaningful decline in revenues could negatively impact New York’s ability to meet its debt obligations, including with respect to investments held by the Fund. The current economic environment also may negatively affect the economy of New York.

Overview

The State has faced uncertain economic conditions, growing unfunded pension liability, financial regulatory developments and financially-strapped local governments, which may cause economic challenges. The economic outlook in the rest of the country also remains uncertain. A prolonged economic downturn could have significant adverse effects on the State and its finances and, therefore, its municipal securities. Similarly, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship.

There can be no assurances that the State will not face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that current or future economic conditions or federal

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actions will not have a materially adverse impact on the State’s financial condition. Any deterioration in the State’s financial condition may have a negative effect on the marketability, liquidity or value of the securities issued by the State and its municipalities, which could have an adverse impact on the Fund.

New York State Economic Conditions

New York is the fourth most populous state in the United States. New York has a diverse economy that constitutes a large portion of the country’s financial services sector. It also has a comparatively large share of the nation’s financial activities, business and professional services, education and health services employment. The State’s location, as well as its air transport facilities and natural harbors have made it an important hub for international commerce. Travel and tourism have also been important parts of the New York economy.

Although the size of the manufacturing sector in New York has continued to decline, it still represents a meaningful proportion of the State’s economy. Nonetheless, with New York City as the nation’s center for banking and finance, the financial services sector is one of the largest and most important sectors in the State and contributes a significant portion of the State’s total wages. Uncertainty surrounding the macroeconomic outlook for the national and global economies is amplified in the State and City. Risks related to the impact of tariffs or geopolitical events, the impact of the current economic environment, the strong dollar, and weakening global growth are likely to create volatility and restrain growth in certain financial sectors over the near-term, and the State’s finance sector is very vulnerable to these risks.

Other substantial service-producing sectors in the State include information, education and health services, professional and business services, private education and healthcare, leisure and hospitality services and other services. In addition, although farming constitutes only a small amount of the State’s total output, it is an important part of the State’s rural economy. With manufacturing and construction comprising smaller proportions of the State’s employment than within the U.S. generally, the combined services industries, and, in particular, the financial services sector, account for a larger share of employment in New York relative to the U.S. as a whole. As such, New York may be affected to a greater extent than the rest of the U.S. during an economic downturn concentrated on the combined services industries or the financial sector, but is less likely to be affected by an economic downturn concentrated on other sectors, such as manufacturing and construction.

Federal, State and local governments collectively comprise a large sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Within this sector, public education accounts for a significant proportion of total State and local government employment.

Economic and Demographic Trends

The State’s per capita personal income has generally been higher than the national average by a significant margin, although New York City’s location as an employment center for a multi-state region means that the State’s relative importance to the national economy is understated because of the large number of employees that work in New York, but live in other states. New York City continues to require substantial assistance from New York and depends on state aid to be able to balance its budget and meet its obligations. New York could be negatively affected by adverse economic circumstances in New York City.

New York’s unemployment rate was 4.3 percent in November 2023, which was higher than the national average of 3.7 percent at that time.

The State faces many of the same risks as the U.S. economy generally, although the significance of the financial services sector to the State’s economy introduces additional risks for the State. In this context, the ongoing implementation of various regulations and the effects of the Federal Reserve’s interest rate policies may cause uncertainty within the financial services sector and could affect the State’s economic growth. In addition, unfavorable federal international trade policies could negatively impact the economic well-being of the State and its municipalities, including the City. The securities industry in New York City is an important contributor to the State’s revenues and has a significant impact on the State’s economy.

Proposed Budget

In January 2024, the Governor submitted the proposed budget for fiscal year 2025 (“Proposed Budget”). The Proposed Budget projects that the General Fund will close fiscal year 2024 with a balance of $45.0 billion.

The Proposed Budget projects total General Fund receipts of approximately $106.5 billion in fiscal year 2025, which represents an increase of $1.5 billion, or 1.4 percent, from fiscal year 2024 results. These receipts are expected to include $63.0 billion in personal income tax revenues (an increase of $2.2 billion, or 2.4% from fiscal year 2024), $9.8

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billion in business tax receipts (a decrease of $277 million, or 2.7% from fiscal year 2024), and $18.3 billion from use taxes and fees (an increase of $253 million, or 1.4% from fiscal year 2024). Other tax receipts are expected to total $2.2 billion in fiscal year 2025 (a decrease of $577 million from fiscal year 2024). In addition, the Proposed Budget projected non-tax transfers from other funds of approximately $3.8 billion, which represents an increase of $125 million from fiscal year 2024 . The Proposed Budget projected that miscellaneous receipts will decrease by $761 million from fiscal year 2024 mainly due to a reduction in investment income attributable to lower forecasted interest rates and reserve balances.

Against these projected receipts and transfers, the Proposed Budget proposes approximately $107.6 billion in General Fund appropriations. This amount represented an increase of approximately 4.0% from fiscal year 2024. The Proposed Budget would appropriate approximately $77.4 billion from the General Fund to pay for local assistance grants. This appropriation represents an increase of $3.4 billion from fiscal year 2024. Local assistance grants included payments for a range of health, education and social services. The Proposed Budget includes $8.4 billion in transfers from the General Fund to other State funds, an increase of $1.2 billion from fiscal year 2024.

As a result of these projections, DOB estimated that the State would end fiscal year 2025 with a General Fund cash balance of $28.9 billion, an increase of $1.2 billion from fiscal year 2024.

Enacted Budget

On May 3, 2023, the Governor signed into the law the fiscal year 2024 budget (“Enacted Budget”).

The Enacted Budget projects total General Fund receipts, including transfer but excluding pass-through entity tax, of approximately $100.5 billion in fiscal year 2024, which represents an increase of $2.7 billion from the prior fiscal year. These receipts are expected to include $60.4 billion in personal income tax (an increase of $10.0 billion from the prior year), $18.4 billion in use taxes (an increase of $1.6 billion from the prior year), and $9.3 billion in business taxes (a decrease of $1.1 billion from the prior year). Other tax receipts are expected to total approximately $2.6 billion, which represents a decrease of $797 million from fiscal year 2023. The decline in other tax receipts is due primarily to the estate tax returning to typical trends following record receipt collections in fiscal year 2023, and a decline in real estate transfer tax receipts as the market continues to cool off.

Against these projected receipts and transfers, the Enacted Budget provides for approximately $104.4 billion in disbursements, which represents an increase of $11.56 billion (or 12.5%) from fiscal year 2023. The Enacted Budget appropriates approximately $75.1 billion from the General Fund to local assistance grants, an increase of $12.2 billion from the prior year. In addition, appropriations for state agency operations are expected to total $21.0 billion, a decrease of $657 million from the prior year. The Enacted Budget projects that New York will close fiscal year 2024 with a General Fund cash balance of $25.9 billion, a decrease of $1.6 billion from fiscal year 2023 results.

Obligations

It is important to note that the State’s Financial Plan, as described in the Enacted Budget, is subject to a variety of risks and uncertainties, and that actual results may differ materially from projections. In particular, in certain fiscal years, actual receipt collections have dropped substantially below forecasted levels. Moreover, the Financial Plan is based on numerous assumptions and could be subject to changes that result as a consequence of New York-specific, national or international events. Many of the projections rely on the realization of actions the State expects will be taken, but that are not within its control. Under certain circumstances, the State may be required to take budget gap-closing actions such as delays or reductions in payments, maintenance and construction. In particular, post-employment benefits for state employees as they reach retirement could require increased payments by the State in upcoming years.

The State is also subject to additional liabilities as required by Governmental Accounting Standards Board (“GASB”) Statement 75, which establishes standards for recognizing and measuring liabilities and expenses/expenditures, as well as identifying the methods and assumptions that are required to be used to project benefit payments, discount projected benefit payments to their actuarial determined present value, and attribute that present value to periods of employee service in connection with the provision of other post-employment benefits (“OPEB”). The State continues to finance these costs of its unfunded actuarial accrued liability along with all other employee health care expenses on a pay-as-you-go basis because GASB does not require that these additional costs be funded on a budgetary (cash) basis.

The State’s retirement system provides pension benefits to the public employees of the State and its localities. The Common Retirement Fund (“CRF”), which holds the retirement system’s assets, was subjected to significant investment losses in fiscal year 2009, which negatively impacted the value of assets held by the CRF for the Systems

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and led to increased employer contribution rates in fiscal years 2011 to 2014. However, due to recent investment gains, employer contribution rates have recently decreased. The State’s inability to recoup its investment losses or to appropriately fund the State’s post-employment benefits could lead to the inability of the State to meet its financial obligations.

The State receives significant amounts of Federal aid for health care, education, transportation and other governmental purposes, as well as Federal funding to respond to, and recover from, severe weather events and other disasters. Any potential reduction in such funding could have a material adverse impact on the Financial Plan. It is not currently possible to assess the fiscal impact of policies that may be adopted with respect to Federal aid provided to the State.

Medicaid and School Aid Spending

Medicaid is intended to assist in providing health care services to low-income individuals and long-term care services for the elderly and disabled. The State’s share of Medicaid spending is estimated to grow by approximately $3.0 billion in fiscal year 2025 and is financed jointly by the State and local governments (including New York City). The State provides funding to districts for School Aid in order to support elementary and secondary education for New York students. The Enacted Budget contemplates appropriations of $34.4 billion in aid to schools for school year (“SY”) 2024, which represents an annual increase of $3.0 billion (or 9.7%). Projected School Aid funding is tied to the State’s personal income growth index and is allocated more heavily to school districts that demonstrate significant student performance improvements. Changes in the State’s Medicaid and School Aid spending or decreases in federal funds could have a significant impact on the State’s and City’s budget.

Debt Obligations

New York State is a large issuer of municipal debt and ranks amongst the states with the highest in the total amount of outstanding debt. The State’s total state-related debt outstanding and total state-supported debt outstanding as of March 31, 2023, equaled $62.6 billion and $55.9 billion, respectively.

State-supported debt consists of obligations that the State pays from traditional resources (such as tax revenue) and that impact the State’s budget. It includes general obligation debt as well as certain lease purchase and contractual obligations of public authorities and municipalities. State-related debt is a more broad measure of debt and includes all debt reported by the State on its financial statements, which includes moral obligation financings, or certain contingent-contractual obligation financings. State-supported debt, however, does not include debt issued by local governments, as such debt is accounted for in the local governments’ financial statements.

The Debt Reform Act of 2000 (“Act”) limits the amount and use of State-supported debt that may be issued. The Act limits the amount of new State-supported debt to 4 percent of State personal income, and new State-supported debt service costs to 5 percent of the State’s receipts.

Contingent contractual debt is not subject to the Act’s limitations. The State is projected to spend $6.6 billion in fiscal year 2024 and $7.2 billion in fiscal year 2025 to service this State-supported debt.

Litigation

The State, its officials and employees are named as defendants in numerous legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund’s investments.

Other Localities

Certain localities other than New York City have experienced financial problems and have requested and received additional State assistance during the last several years. Deficit financing by local governments in the State has become more common and has led to the State Legislature passing special acts that authorize bond issuances to finance local government operating deficits. In particular, the Cities of Buffalo, Newburgh, Troy and Yonkers and the Counties of Erie and Nassau have faced financial difficulties in recent years. Legislation enacted in 2013 created the Financial Restructuring Board for Local Governments, which is authorized to review a municipality’s operations and finances, make recommendations on reforming and restructuring the municipality’s operations and take other measures to improve the municipality’s finances.

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Local Assistance spending by the State includes payments to a variety of local entities such as local governments, school districts and health care providers. According to the Enacted Budget, local assistance spending from the General Fund amounted to $64.5 billion in fiscal year 2023.

Like the City and the State, localities are subject to a variety of factors that could have a significant impact on their fiscal condition. These include unanticipated problems from loss of Federal stimulus funding, pending litigation and judicial decision, as well as long-range economic trends or unfavorable federal international trade policies. In the event of serious financial difficulties of a municipality, the local access to the public credit markets could be jeopardized and the marketability of notes and bonds issued by localities within the State could be adversely affected. In addition, many New York municipalities have been adversely affected by the current economic environment.

Bond Ratings

As of February 13, 2024, the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service (“S&P”) and Fitch Ratings (“Fitch”):

Moody’s	S&P	Fitch

Aa1	AA+	AA+

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

New York City Economy

The fiscal demands on the State may be affected by the fiscal condition of New York City, which relies in part on State aid to balance its budget and meet its cash requirements. New York City accounts for a significant portion of New York’s population and personal income, and the City’s financial health could have a substantial impact on New York in many ways. New York City’s unemployment rate was 5.4 percent in December 2023, which was higher than the national average of 3.7 percent at that time.

The City has the largest population of any city in the U.S. and is a global center of business and culture. Its economy consists of a broad base of financial, professional service, education, health care, hospitality, wholesale and retail trade, technology, information services and manufacturing industries. In addition, the City has a vibrant tourism industry. The City’s General Fund has achieved an operating surplus for every fiscal year from 1981 through 2023 (except for the application of GASB Statement No. 49, which prescribes the accounting treatment of pollution remediation costs), although the City has frequently faced substantial gaps between forecasted revenues and forecasted expenditures that it was required to balance.

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Obligations

The City, its officials and employees are named as defendants in numerous legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the City might require the City to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the City to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund’s investments.

These obligations could have significant effects on the Financial Plan, if they are modified. Any changes in funding obligations or in the assumptions made, could affect the financial health of the City or of related municipal issuers.

Debt Obligations

As of June 30, 2023, approximately $40.09 billion of City general obligation bonds were outstanding. As a result of past State legislation, the New York City Transitional Finance Authority (“TFA”) was authorized to have $13.5 billion of bonds outstanding. In fiscal year 2007, the $13.5 billion bonding authority was exhausted and the State Legislature authorized TFA to issue debt beyond the $13.5 billion limit, subject, however to the City’s general debt limit. As of June 30, 2023, TFA debt backed by personal income totaled $45.63 billion. In addition to this capacity, the NYCTFA is authorized to issue up to $9.4 billion of Building Aid Revenue Bonds (BARBs) for education purposes. As of June 30, 2023, there were $7.88 billion of BARBs outstanding. The financial significance of these obligations could impair the City’s ability to meet its financial obligations in the future and could have a severe impact on the City’s budget.

General Obligation Bonds

As of February 13, 2024, the following ratings for the City’s general obligation bonds have been received from Moody’s, S&P and Fitch:

Moody’s	S&P	Fitch

Aa2	AA	AA

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the City, its political subdivisions, instrumentalities and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

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APPENDIX E - Special Risks Related to Investments in Municipal Securities of Oregon

This appendix provides a summary of the factors that may affect the financial condition of the State of Oregon (“State” or “Oregon”). The information provided below is intended only to summarize certain of these factors and does not purport to describe in detail each of the potential factors that may impact the financial condition of the State. The information provided below is derived from public sources that are current as of the preparation of this SAI. These sources are typically prepared or disseminated by departments, agencies, or bureaus of the State or federal government, though they may also include other publicly available sources such as news articles, press releases and other reports. The MainStay MacKay Oregon Muni Fund (the “Fund”) has not independently verified the information included herein and does not make any representation as to the accuracy of such information.

The information included herein is subject to change rapidly, substantially and without notice. Any changes in this information may adversely impact the financial condition of the State or its municipal issuers, which could adversely impact the Fund’s investments. The Fund does not maintain any obligation to update this information throughout the year. As such, investors and their financial advisers are encouraged to independently research the financial condition of the State, its municipalities and their political subdivisions, instrumentalities or authorities.

Investors should also review information about the Fund’s strategies, risks and investments before investing in the Fund.

Municipal issuers in Oregon rely on State appropriations and local taxes to fund their operations. As a result, economic, political, natural disasters or weather events, public health emergencies or financial conditions that reduce State appropriations or impact local tax revenues may increase fiscal pressure on the State’s municipalities. If a municipal issuer is unable to obtain sufficient revenues to satisfy its outstanding obligations, that issuer may be subject to a downgrade of its credit rating or other similar credit event. In addition, increased fiscal pressure may cause a municipal issuer to become insolvent, which may require the issuer to file for bankruptcy. If an Oregon municipal issuer suffers a credit rating downgrade, becomes insolvent, or files for bankruptcy, the value or liquidity of securities issued by other municipal issuers in Oregon, including securities issued by the State, could be adversely affected.

Additionally, external factors, such as conditions in the national economy and demand for goods and services produced in Oregon, could have an adverse impact on the financial condition of the State and its municipalities. At this time, it is difficult to accurately predict the extent to which these factors may impact the financial condition of the State and it municipalities.

The State’s revenues can be volatile and correlate to overall economic conditions. There can be no assurances that the State will not face fiscal stress and cash pressures again, or that other changes in the State or national economies will not materially adversely affect the financial condition of the State. Any deterioration in the State’s financial condition may have a negative effect on the marketability, liquidity or value of the securities issued by the State and its municipalities and may increase the risk of investing in these securities, which could adversely impact the performance of the Fund.

The outbreak of COVID-19 caused economic activity within Oregon to decline, which negatively impacted the State. To help address the public health and economic impact of COVID-19, the federal government passed the Coronavirus Aid, Relief, and Economic Security Act (CARES Act), which provided for approximately $2.2 trillion in disaster relief. Among other things, the CARES Act established the Coronavirus Relief Fund (CRF), of which Oregon received approximately $1.6 billion to help address increased costs due to COVID-19. In March 2021, the American Rescue Plan was signed into law, which provided an additional $350 billion in emergency funding for state, local, territorial and Tribal governments. Oregon was allocated more than $6.4 billion. It is not presently possible to predict the extent of the long-term harm that COVID-19 could cause to the United States and Oregon economies. A meaningful decline in revenues could negatively impact Oregon’s ability to meet its debt obligations, including with respect to investments held by the Fund. The current economic environment also may negatively affect the economy of Oregon.

Economic and Demographic Conditions and Trends

By the 3rd quarter of 2023, Oregon’s economy accounts for 1.2 percent of the total U.S. economy and ranks 24th in size among all 50 states and the Washington, D.C., with major components in real estate, manufacturing, health care, information technology, construction, finance and insurance and service sectors. In addition, governmental agencies at the state, local and federal levels employ a significant number of the State’s residents.

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Oregon’s economy is broadly aligned with the nation’s economy. Local economic growth is being driven by a return to full employment, combined with strong productivity gains. According to the Oregon Office of Economic Analysis (“OEA”), Oregon’s productivity gains have outpaced the nation, while local job growth remains around average. The outlook of the economy is contained by the high interest rates. As inflation continues to slow down, the Federal Reserve is now looking to make rate cuts, although the timing of such cuts is difficult to predict given the strength of the current economy.

With a population of 4.24 million, Oregon ranks 27th among the 50 states. The recently released population estimates as a result of the national census show that Oregon’s population continued to stagnate during the pandemic. In the decade ahead Oregon’s population is expected to rebound, but growth is forecasted at just 0.6 percent per year. This lower population may lead to a smaller labor force and less personal income earned in the years ahead. But the prospect of the start-up boom, increased federal investment and potential technological development may increase the productivity level to make up for the slower labor growth.

Labor in Oregon is both cyclically strong and structurally tight due to demographics. The State unemployment rate was 3.6 percent in November 2023, which was slightly lower than the national average of 3.7 percent at the time. Oregon’s labor market has eased from its overheated state during the pandemic. The pace of hiring has entered a slower pace; in some cases, firms have leaned towards laying off some workers to remain competitive in a post-pandemic marketplace. In short, the labor market remains healthy, but the labor demand is slower than a year ago.

Real GDP per worker continues to increase and remains above the pre-pandemic trend. From the 4th quarter of 2019 to the 2nd quarter of 2023, Oregon’s real GDP per worker has increased 7.1 percent, ranking 5th highest across all states.

As to income, Oregon’s per capita income relative to the U.S. is at its highest point since the dotcom bust two decades ago, and the state’s average wage is at its highest relative point since the timber industry restructured and the mills started closing in the early 1980s. Oregon’s median household income in recent years has reach historic highs, even after adjusting for inflation. It now stands 2.6 percent higher than the U.S. overall as of 2021. In recent years, this marks the first time in more than 50 years that Oregonian incomes for the typical household or family are higher than the nation.

State Budget

The Oregon Constitution requires the State’s budget to balance at the end of each biennium. Historically, the Legislative Assembly adopts a budget during the regular legislative session at the end of every biennium covering most of the State’s operations for the next biennium. A biennium begins July 1 and ends June 30 of odd-numbered years. The budget is adopted through the enactment of separate budget bills for most State agencies and the Legislative and Judicial Branches (the “Budget Bills”). There are four different categories of funds included in the State’s budget: (i) General Fund, (ii) Lottery Funds, (iii) Other Funds (dedicated funds), and (iv) Federal Funds.

The State General Fund derives the majority of its revenue from various taxes, including, personal income taxes, corporate excise and income taxes, insurance taxes, estate taxes and cigarette and other tobacco taxes; fines and fees; liquor sales apportionment; and various other sources. Oregon’s revenue depends heavily on personal income tax given the lack of a sales tax, but the State has an unlimited legal ability to raise operating revenues as needed. Depending on market conditions, a large share of personal income tax receipts may be derived from capital gains realizations and stock option income, revenue sources that can be particularly volatile and susceptible to economic fluctuations. Sales and use taxes and corporation taxes are subject to economic fluctuations and were negatively impacted during the U.S. recession in 2007- 2008.

The total adopted budge for the 2023-2025 biennium includes $31.9 billion General Fund, $1.6 billion Lottery Funds, $49.9 billion Other Funds and $39.9 billion Federal Funds. Combined General Fund and Lottery Funds of $33.5 billion increased 17.2% over the prior biennium, continuing a trend of biennial double-digit growth in General Fund and Lottery Funds expenditures.

For fiscal year 2023, actual General Fund revenues and other financing sources exceeded actual expenditures and other financing uses by $2.4 billion, leaving an ending budget balance of $9.2 billion. Actual revenues for the biennium were 131.3 percent of those budgeted, while actual cash expenditures were 96.3 percent.

The primary risks facing the near-term revenue forecast for Oregon is the uncertain future of the nationwide economic expansion. If high interest rates, federal policy woes or economic weakness among our trading partners derail the U.S. economy as a whole, the expected growth in Oregon tax revenue will not come to pass. Over the long term, Oregon and the U.S. economy as a whole still face considerable downward pressure. As the baby boom population

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cohort works less and spends less, traditional state tax revenues from personal income taxes and general sales taxes may not match the revenue growth pace seen in the past.

Obligations of the State

Oregon state law authorizes the State Treasurer to coordinate the issuance of all State of Oregon bonds. The Treasurer reviews and approves the terms and conditions of bond issuances for State agencies. By centralizing this authority, the agencies for which bonds are issued are encouraged to plan their offerings well in advance and to work together to obtain the most favorable market reception. In addition, the uniform approach allows greater control of the State’s overall debt position, allowing the Treasurer to address the interests and concerns of the financial community and rating agencies as well as those of the State agencies.

Oregon generally issues four types of “long-term” financing obligations: general obligation bonds, appropriation obligations, direct revenue bonds and conduit revenue bonds. The State may also issue full faith and credit short-term borrowings, known as “Tax Anticipation Notes.” The Treasurer approves financing agreements, including lease purchase agreements, installment sales agreements and loan agreements to finance real or personal property and approves certificates of participation with respect to the financing agreements. The principal amount of such financing agreements is treated as bonds subject to the biennial bond bill.

General Obligation bonds may be issued by Oregon only under constitutional amendment passed by voters and in authorized amounts as approved by the Legislative Assembly. General obligation bonds are secured by the full faith and credit of the State. The amount of general obligation bonds that may be issued is usually expressed in the Constitution as a percentage of the statewide property value. The Legislative Assembly may place limits on general obligation bond programs that are more restrictive than those approved by the voters. In addition to any revenues from the program for which the bonds are issued, general obligation bonds may be paid from any undedicated and unrestricted moneys of the State. A property tax, where authorized by the Oregon Constitution, may also be levied to pay some general obligation bonds. As of March 15, 2023, there were 17 constitutionally authorized general obligation bond programs.

Appropriation credits are special limited obligations issued by the State payable solely from funds appropriated or otherwise made available by the Legislative Assembly. The obligation of the State to provide appropriated moneys and to pay those borrowings is subject to future appropriation by the Legislative Assembly for the fiscal period in which payments are due.

Tax anticipation notes are notes Oregon issues in anticipation of the collection of State taxes and revenues to be received during a biennium. The notes typically mature within 13 months. They are not considered debt within the meaning of any Constitutional prohibition because they mature and are repaid within a biennium. If the State General Fund or other available revenues are insufficient to pay the TANs, the Treasurer may use internal borrowing to make any required payment.

Direct revenue bond programs operate under statutory authority from the Legislative Assembly. These programs are fully self-supporting and have no general obligation backing from the State. The Legislative Assembly, however, could provide a funding stream if program revenues were insufficient to support debt service payments. The Legislative Assembly normally limits revenue bonds to a specific dollar amount. The following are active revenue bond programs authorized by the Legislative Assembly: State Highway User Tax Bonds, Lottery Revenue Bonds, Oregon Bond Bank Revenue Bonds, and Single-Family and Multifamily Housing Revenue Bonds.

Conduit revenue bonds issued by Oregon include three bond programs authorized by the Legislative Assembly: the Oregon Facilities Authority program, Industrial and Economic Development Revenue Bonds and Housing Development Revenue Bonds. The bonds are repaid only from revenues generated by the projects financed or from other sources available to a borrower. The State has no financial obligation for these bonds and bondholders have no recourse against the properties, funds or assets of the State.

The State’s debt credit ratings remain unchanged from the previous year at AA+ by Fitch, AA+ by Standard & Poor’s and Aa1 by Moody’s. By June 30, 2023, the amount of the outstanding Oregon general obligation bonds is about $8.1 billion, increased by 10.5 percent from last year; the amount of the outstanding revenue bonds is about $5.3 billion, increased by 11.9 percent from last year. Together with other debt securities issued by Oregon, the total outstanding debt is approximately $1.5 billion, increased by 10.8 percent from last year.

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Pension and Post Retirement Liabilities

The State is a participant in the statewide Oregon Public Employees’ Retirement System (“PERS” or “System”). The State participates in three retirement pension benefit programs provided through PERS and three retirement healthcare benefit programs (two provided through PERS and one provided by the State’s Public Employees’ Benefit Board (“PEBB”)). Most public employers in Oregon participate in PERS. Benefits provided through PERS are paid from the Oregon Public Employees’ Retirement Fund (“OPERF”). The Public Employees’ Retirement Board (the “PERS Board”) administers PERS and is responsible for setting policies and for providing administrative direction to PERS.

System Pension Programs

The three PERS pension programs are composed of two defined benefit programs and one program that has features similar to a defined contribution plan. In a defined benefit plan, the investment risk for the plan assets is borne by the employer. In a defined contribution plan, the investment risk for the plan assets is borne by the employee. A combination of participating employer contributions (determined by the PERS Board based upon the results of actuarial valuations), investment earnings and employee contributions (determined by statute, currently 6 percent of salaries and 7 percent for judges) fund these pension programs.

Employees hired before January 1, 1996, are known as “Tier 1” participants. The retirement benefits applicable to Tier 1 participants are based primarily on a defined benefit model. Employees hired on or after January 1, 1996, and before August 29, 2003, are known as “Tier 2” participants. The Tier 2 program also provides a defined benefit but with lower expected costs to employers than under the Tier 1 benefit. Employees hired on or after August 29, 2003, are participants in a successor retirement program to the Tier 1 and Tier 2 retirement programs (the “T1/T2 Pension Programs”) known as the Oregon Public Service Retirement Plan (“OPSRP”).

PERS also offers a program that has features similar to a defined contribution benefit known as the Individual Account Program (“IAP”). Effective January 1, 2004, active Tier 1, Tier 2 (T1/T2) and OPSRP employees became members of the IAP. Tier 1 and Tier 2 employees retain their existing T1/T2 Pension Program account, but the IAP account receives any future member contributions. In 2019 the Legislative Assembly passed SB 1049, which made several changes to PERS benefits going forward. Effective July 1, 2020, a portion of most members’ 6%-of-salary contribution to their IAP is being redirected to an Employee Pension Stability Account (EPSA). Each member’s EPSA will help fund their defined benefits provided under T1/T2 and OPSRP. For T1/T2 members, the redirected amount is 2.5 percent of salary; for OPSRP members, the amount is 0.75 percent of salary.

System Pension Plan Asset and Liabilities

Oregon statutes require an actuarial valuation of the System by a competent actuary at least once every two years. The current the PERS actuary is Milliman, Inc (“Milliman”). As of March 15, 2023, actuarial valuations are performed annually, but only valuations as of the end of each odd-numbered year are used to determine annual required employer contribution rates. Valuations are released approximately one year after the valuation date. The most recent valuation report for the PERS was as of December 31, 2022 (the “2022 System Valuation”).

The System Valuations include actuarial valuations for the T1/T2 Pension Programs and OPSRP. In connection with the T1/T2 Pension Programs, the State is pooled with certain local governments and community college districts (the “State and Local Government Rate Pool” or “SLGRP”). Because OPSRP’s assets and liabilities are pooled on a program-wide basis, the State is pooled with all Oregon local governments in connection with OPSRP.

The PERS actuary releases the State’s individual valuation reports near the end of each calendar year. These annual valuation reports provide the State’s portion of the unfunded actuarial liabilities of the SLGRP and OPSRP based on the State’s proportionate share of SLGRP and System covered payroll, respectively, as of the valuation date. An employer’s unfunded actuarial liability (“UAL”) is the excess of the actuarially determined present value of the employer’s benefit obligations to employees over the existing actuarially determined assets available to pay those benefits. Each year at the December PERS Board meeting, the actuary presents results of long-term, financial modeling using a Monte Carlo simulation with then-current asset allocations. The possible outcomes of such financial modeling are factored into the PERS Board decisions on the adoption of certain actuarial methods and assumptions.

State Pension Plan Asset and Liabilities

For the T1/T2 Pension Programs, the State’s portion of the PERS’ assets and liabilities is based upon the State’s proportionate share of the SLGRP’s covered payroll and reflects proceeds from the State pension bonds issued in October 2003 in the aggregate principal amount of $2.1 billion. For OPSRP, the State’s proportionate share is based

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upon the State’s share of total System covered payroll. The State’s proportionate liability may increase if other participants fail to pay their full employer contributions.

Other Post-Employment Benefits (“OPEB”)

In addition to pension benefits provided through the PERS, the State provides healthcare benefits (medical, vision and dental) through two PERS health insurance programs and through PEBB. At the time of retirement, State employees can choose whether to obtain post-employment benefits through the PERS or through PEBB. As of March 15, 2023, approximately 42,321 retirees received healthcare benefits through the PERS health insurance programs and approximately 1,060 retirees received healthcare benefits through PEBB.

Pending Litigation

There are many civil actions pending against the State, which could, if decided against the State, require the State to make significant future expenditures and may substantially impair revenues and cash flow. It is not possible to predict what impact, if any, such proceedings may have on the Fund.

Portland Harbor Superfund

In 2000, the U.S. Environmental Protection Agency (“EPA”) listed an approximately 10-mile stretch of the lower Willamette River area (“Site”) as a Superfund site under the federal Superfund law (“CERCLA”). Over 100 parties may eventually be found responsible under CERCLA for costs related to investigation and cleanup of hazardous substances at the Site, including the State of Oregon, acting by and through the Department of Transportation (“ODOT”) and Department of State Lands (“DSL”). EPA alleges the release of hazardous substances in storm water draining into Portland Harbor from property owned, leased, or operated by ODOT and DSL and from third-party activities on submerged and submersible leased lands owned by the State in trust for the public and managed by DSL within the Site. Under CERCLA, responsible parties can be held jointly and severally liable for all costs, subject to certain defenses.

In January, 2017, EPA issued its final cleanup plan for the Site called the “Record of Decision” (“ROD”). The ROD requires active remediation (through dredging, capping, enhanced natural recovery, and monitored natural recovery) of nearly 400 acres of contaminated sediments and over 20,000 lineal feet of riverbank. EPA’s initial estimate for full performance of the remedy was $1.05 billion and 13 years; other parties estimate that it is a $3 billion remedy that will take 20 years to complete. Liable parties under CERCLA are responsible for funding this remedial action, as well as preliminary actions such as additional investigations, remedial design, and agency oversight. EPA has asked potentially responsible parties (“PRPs”) to step forward to perform components of the ROD or risk an enforcement action. Numerous parties, including DSL and ODOT, have entered into Administrative Settlements and Orders on Consent with EPA to perform pre-remedial design and related work.

A group of Portland Harbor PRPs are engaged in a confidential, non-binding private mediation process that will result in an allocation of the ROD’s cleanup costs among all liable parties. If the mediation is successful, it will culminate in a settlement proposal, which if accepted by EPA, will be memorialized in a Consent Decree filed in the Oregon federal district court. It is not possible to predict the relative share of cleanup costs that will be assigned to each agency through this confidential mediation or, should it fail, through litigation. It is also too early to predict when the mediation will conclude or whether it will result in a durable comprehensive settlement with EPA.

Separately, the Portland Harbor natural resource trustees, a group composed of five tribes, two federal agencies and the State, acting through its trustee, the Oregon Department of Fish and Wildlife, are asserting a CERCLA claim for natural resource damages (“NRD”) against all Portland Harbor PRPs, including ODOT and DSL. The trustees have initiated a cooperative injury assessment process funded by thirty parties, the goal of which is to reach settlements of the NRD claim based on readily available information. The State is seeking a settlement of its NRD liabilities through this process.

The State is pursuing claims for insurance coverage of its Portland Harbor defense costs and expects to make additional insurance claims in the future for its eventual liabilities for cleanup costs and NRD. These claims are based on commercial general liability insurance policies that the State held between 1968 and 1972 and on insurance policies that listed DSL and ODOT as additional insureds. The State has executed a settlement agreement with several of its insurers regarding their obligation to pay for most of the State’s defense costs through 2024, but the insurers have reserved their rights to deny indemnity coverage.

Department of Corrections COVID-19 Litigations

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More than 5,100 adults in custody (AIC) confined in the Oregon Department of Correction’s (ODOC) 14 facilities throughout the State ultimately contracted COVID-19. The State has been sued in a class action in federal court where the judge overseeing the case has certified the case. The case involves two classes of AICs. One class seeks damages for all AIC’s who contracted COVID-19, and the other class consists of the estates of 47 AICs that died while sick with COVID-19. Plaintiffs seek an award exceeding $50 million.

Natural Disasters Risk

Natural disasters, including but not limited to, earthquakes, wildfires, volcanic eruptions, mudslides, tsunamis, heat waves, floods, droughts, avalanches, windstorms and other events as well as future public health emergencies are possible future events that may adversely affect the economy of the State. The loss of life and property damage that could result from these events could have a material and adverse effect on the State and its operations and financial condition.

Oregon is located in an area of seismic activity along the Pacific coast. The scientific consensus is that the State and the Pacific Northwest region are subject to periodic great earthquakes along the Cascadia Subduction Zone, a large fault that runs offshore from Northern California to British Columbia. Geologists are predicting the Pacific Northwest is due for a major earthquake. Such an earthquake would cause widespread damage to structures and infrastructure in western Oregon, and total damage in coastal areas inundated by a possible accompanying tsunami. It is likely the infrastructure damage would be sufficient to disrupt transportation, communication, water and sewer systems, power and gas delivery and fuel supplies for weeks to months for much of western Oregon. This kind of regional disaster is unprecedented and could result in a significant permanent loss of population and business.

In addition, Oregon has experienced events of significant wildfire during the past several years. The increase of warmer and drier weather conditions in the State indicates that wildfire events are likely to continue in the future. Wildfire events threaten the health, economy and environment of the State by causing unhealthy levels of air quality that can cause respiratory problems for some people; threatening, damaging or destroying infrastructure, homes, property and agriculture; destroying forestland resources; and damaging or destroying habitat for wildlife.

The increase in the average atmospheric temperature of the earth, generally referred to as “climate change,” is expected to drive up the frequency and severity of extreme weather events. Additionally, increasing temperatures are affecting the form of precipitation, and therefore, Oregon’s mountain snowpack. This is altering the timing, duration, volume, and quality of water runoff throughout the State, making it potentially challenging to meet water needs during the summer and fall months.

Other Contingencies

Unemployment Benefits

The qualifying state employees are entitled to benefits payments during periods of unemployment. Each state agency is required to reimburse the Employment Department for benefit payments made to former employees. The amount of future benefit payments to claimants, and the resulting liability to the State, cannot be reasonably estimated. Expenditures relating to these benefits for the year ended June 30, 2023, totaled approximately $10.4 million.

Federal Issues

Oregon receives significant financial assistance from the federal government. Entitlement to these resources is generally based on compliance with terms and conditions of the grant agreements and applicable federal regulations, including the expenditure of the resources for eligible purposes. Substantially all grants are subject to financial and compliance audits by the grantors. Any disallowances as a result of these audits become a liability of the fund that receives the grant. As of June 30, 2023, there is no indication that such audits will result in a material liability.

Bond Ratings

As of February 13, 2024, the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service (“S&P”) and Fitch Ratings (“Fitch”):

Moody’s	S&P	Fitch

Aa1	AA+	AA+

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that

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they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

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APPENDIX F - Special Risks Related to Investments in Municipal Securities of Utah

This appendix provides a summary of the factors that may affect the financial condition of the State of Utah (the “State” or “Utah”). The information provided below is intended only to summarize certain of these factors and does not purport to describe in detail each of the potential factors that may impact the financial condition of the State. The information provided below is derived from public sources, including the 2023 Economic Report to the Governor prepared by the Utah Economic Counsel, reports prepared by state government and budget officials and statement of issuers of Utah municipal obligations, as available on the date of this Statement of Additional Information. These sources are typically prepared or disseminated by departments, agencies, or bureaus of the State, City, or federal government, though they may also include other publicly available sources such as news articles, press releases and other reports. The MainStay MacKay Utah Muni Fund (the “Fund”) has not independently verified the information included herein and does not make any representation to the accuracy of such information.

The information included herein is subject to change rapidly, substantially and without notice. Any changes in this information may adversely impact the financial condition of the State or or their municipal issuers, which could adversely impact the Fund’s investments. The Fund does not maintain any obligation to update this information throughout the year. As such, investors and their financial advisers are encouraged to independently research the financial condition of the State, its municipalities and their political subdivisions, instrumentalities or authorities. Investors should also review information about the Fund’s strategies, risks and investments before investing in the Fund.

Municipal issuers in Utah rely on State appropriations and local taxes to fund their operations. As a result, economic, political, natural disasters or weather events, public health emergencies or financial conditions that reduce State appropriations or impact local tax revenues may increase fiscal pressure on the State’s municipalities. If a municipal issuer is unable to obtain sufficient revenues to satisfy its outstanding obligations, that issuer may be subject to a downgrade of its credit rating or other similar credit event. In addition, increased fiscal pressure may cause a municipal issuer to become insolvent, which may require the issuer to file for bankruptcy. If a Utah municipal issuer suffers a credit rating downgrade, becomes insolvent, or files for bankruptcy, the value or liquidity of securities issued by other municipal issuers in Utah, including securities issued by the State, could be adversely affected.

Additionally, external factors, such as conditions in the national economy and demand for goods and services produced in Utah, could have an adverse impact on the financial condition of the State and its municipalities. It is difficult to accurately predict the extent to which those factors may impact the financial condition of the State and its municipalities.

Overview

The State has faced uncertain economic conditions, growing unfunded pension liability, financial regulatory developments and financially-strapped local governments, which may cause economic challenges. The economic outlook in the rest of the country also remains uncertain. A prolonged economic downturn could have significant adverse effects on the State and its finances and, therefore, its municipal securities. Similarly, the level of public debt in the State may affect long-term growth prospects and could cause some municipalities to experience financial hardship.

There can be no assurances that the State will not face fiscal stress or that such circumstances will not become more difficult in the future. Furthermore, there can be no guarantee that current or future economic conditions or federal actions will not have a materially adverse impact on the State’s financial condition. Any deterioration in the State’s financial condition may have a negative effect on the marketability, liquidity or value of the securities issued by the State and its municipalities, which could have an adverse impact on the Fund.

Utah Economic Conditions

Utah’s strong economic performance continued in 2023, although with some year-end tapering. Utah’s job market considerably outperformed most states in 2023. The labor force participation rate was at its highest level since 2010. While interest-rate-sensitive sectors like real estate, banking, and tech felt pressure, many other industries enjoyed healthy growth, including tourism, public construction, oil and gas extraction, and health care.

Average nominal wage growth in 2023 was 4.5% due to tight labor markets, inflation, and overall economic resiliency, but was down from 2022’s aggressive 6.1% wage growth. High housing costs continue to present a major challenge to Utah’s economy and housing costs continue to outpace wages. Utah’s housing growth resulted in 38,876 new units since 2021, but over half of this growth was concentrated in the two most populous counties. Several areas of Utah rank among the highest in housing unit percentage increase. However, high housing costs in 2023 likely limited

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migratory mobility. The availability and accessibility of affordable housing in Utah pose a risk to the state’s labor market dynamics moving forward.

Leisure and hospitality, government and other services had the greatest employment gains, while the information industry underwent job losses and the technology sector stumbled down from pandemic-driven highs in 2021 and 2022. Job growth in construction and manufacturing remained positive, but receded from 2022 levels. Mortgage rates hurt the real estate market , which had follow-on effects on the financial sector.

Federal, State and local governments collectively comprise a large sector in terms of nonagricultural jobs, with the bulk of the employment accounted for by local governments. Within this sector, public education accounts for a significant proportion of total State and local government employment. Utah’s largest employers are Intermountain Healthcare, University of Utah, Wal-Mart, the State of Utah, and Brigham Young University.

Economic and Demographic Trends

Utah’s population increased in 2023. At the end of 2023, job growth had slowed, but was still positive. As of the third quarter of 2023, Utah’s nominal GDP totals $275 billion. Utah’s real GDP growth rate moderated to 1.9% in 2022, 23rd highest among the states, as interest rate increases and inflation hindered economic growth.

The State faces many of the same risks as the U.S. economy generally, although the significance of financial activities (finance, insurance, real estate, rental, and leasing) to the State’s economy introduces additional risks for the State. Utah’s finance industry continued its growth in 2023, though it Utah’s GDP was also significantly aided by trade, transportation, and utilities as well as manufacturing. In this context, the ongoing implementation of various regulations and the effects of the Federal Reserve’s interest rate policies may cause uncertainty within the financial services sector and could affect the State’s economic growth. In addition, unfavorable federal international trade policies could negatively impact the economic well-being of the State and its municipalities.

Proposed Budget

In January 2024, the Governor submitted the proposed budget for fiscal year 2025 (“Proposed Budget”). The Proposed Budget projects that the General Fund will close fiscal year 2024 with a balance of $45.0 billion.

The Proposed Budget projects total General Fund receipts of approximately $106.5 billion in fiscal year 2025, which represents an increase of $1.5 billion, or 1.4 percent, from fiscal year 2024 results. These receipts are expected to include $63.0 billion in personal income tax revenues (an increase of $2.2 billion, or 2.4% from fiscal year 2024), $9.8 billion in business tax receipts (a decrease of $277 million, or 2.7% from fiscal year 2024), and $18.3 billion from use taxes and fees (an increase of $253 million, or 1.4% from fiscal year 2024). Other tax receipts are expected to total $2.2 billion in fiscal year 2025 (a decrease of $577 million from fiscal year 2024). In addition, the Proposed Budget projected non-tax transfers from other funds of approximately $3.8 billion, which represents an increase of $125 million from fiscal year 2024 . The Proposed Budget projected that miscellaneous receipts will decrease by $761 million from fiscal year 2024 mainly due to a reduction in investment income attributable to lower forecasted interest rates and reserve balances.

Against these projected receipts and transfers, the Proposed Budget proposes approximately $107.6 billion in General Fund appropriations. This amount represented an increase of approximately 4.0% from fiscal year 2024. The Proposed Budget would appropriate approximately $77.4 billion from the General Fund to pay for local assistance grants. This appropriation represents an increase of $3.4 billion from fiscal year 2024. Local assistance grants included payments for a range of health, education and social services. The Proposed Budget includes $8.4 billion in transfers from the General Fund to other State funds, an increase of $1.2 billion from fiscal year 2024.

As a result of these projections, DOB estimated that the State would end fiscal year 2025 with a General Fund cash balance of $28.9 billion, an increase of $1.2 billion from fiscal year 2024.

Budget and State Funds

The Governor is required to submit a budget to the Legislature each year, including a plan of proposed changes to appropriations and estimated revenue for the next fiscal year. The total appropriations requested for expenditures authorized by the budget must not exceed the estimated revenue from taxes, fees and all other sources for the next fiscal year. The Governor submitted his budget proposal in December 2023 (“Budget Recommendation”).

The Budget Act applies to all moneys appropriated by the Legislature. No appropriation or any surplus of any appropriation may be diverted from the department, agency, institution or division for which it was appropriated. Appropriated moneys generally may not be transferred from one item of appropriation to any other item of appropriation without legislative approval.

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The Budget Recommendation projects a total operating and capital budget of $29.4 billion in fiscal year 2025, which represents a budgetary increase of $6.1 billion from the prior fiscal year and includes a general fund and income tax fund of $12.6 billion. These receipts are expected to include $6.4 billion in personal income tax, $4.7 billion in sales and use taxes, $874 million in gas taxes, and $1 billion in fees. Utah’s expenditures in FY 2023 were $28.4 million. The highest spending area per capital was education, divided among both elementary and secondary education and higher education.

Utah’s funds are accounted for and reported in the following categories: governmental funds; proprietary funds; and fiduciary funds. Governmental funds include the General Fund, special revenue funds, capital projects funds, debt service funds, and permanent funds. The State reports the following major governmental funds: the General Fund, the Education Fund, the Transportation Fund and the Transportation Investment Fund. Proprietary funds include enterprise and internal service funds. Fiduciary funds include pension trust funds, investment trust funds, private purpose trust funds, and agency funds.

Under the American Rescue Plan (“ARP”), the federal government will direct $1.4 billion in direct state fiscal aid and $912 million in local government aid to Utah. As of November 2023, Utah had spent a portion of its ARP funds on water infrastructure and public health programs. States must appropriate all ARP funds by Dec. 31, 2024, and spend the funds by Dec. 31, 2026.

Obligations

It is important to note that the State’s financial plan, as defined in its budget, is subject to a variety of risks and uncertainties, and that actual results may differ materially from projections. In particular, in certain fiscal years, actual receipt collections have dropped substantially below forecasted levels. Moreover, the budget is based on numerous assumptions and could be subject to changes that result as a consequence of Utah-specific, national or international events. Many of the projections rely on the realization of actions the State expects will be taken, but that are not within its control. Under certain circumstances, the State may be required to take budget gap-closing actions such as delays or reductions in payments, maintenance and construction. In particular, post-employment benefits for state employees as they reach retirement could require increased payments by the State in upcoming years.

There were no general obligation bond issuances, authorizations, or refundings in fiscal year 2023. As of June 30, 2023, the State’s general obligation debt per capita was $561. Utah has an aggressive policy of repaying its general obligation debt within ten years for debt associated with capital facilities and fifteen years for highway construction projects. Long-term liabilities increased from $6 billion to $7.1 billion for the year ended June 30, 2023.

Litigation

The State, its officials and employees are named as defendants in numerous legal proceedings that occur in the normal course of governmental operations. Some of these proceedings involve claims for substantial amounts, which if decided against the State might require the State to make significant future expenditures or substantially impair future revenue sources. Because of the prospective nature of these proceedings, it is not presently possible to predict the ultimate outcome of such proceedings, estimate the potential impact on the ability of the State to pay debt service costs on its obligations, or determine what impact, if any, such proceedings may have on the Fund’s investments.
Bond Ratings

As of November 1, 2023, the following ratings for the State’s general obligation bonds have been received from Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s Ratings Service (“S&P”) and Fitch Ratings (“Fitch”):

Moody’s	S&P	Fitch
Aaa	AAA	AAA

These ratings reflect only the views of the respective rating agency, an explanation of which may be obtained from each such rating agency. There is no assurance that these ratings will continue for any given period of time or that they will not be revised or withdrawn entirely by the rating agency if, in the judgment of such rating agency, circumstances so warrant. A downward revision or withdrawal of any such rating may have an adverse effect on the market prices of the securities issued by the State, its municipalities and their political subdivisions, instrumentalities and authorities. Any explanation of the significance of such ratings may be obtained only from the rating agency furnishing such ratings.

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MAINSTAY FUNDS TRUST

PART C

OTHER INFORMATION

ITEM 15. INDEMNIFICATION

The MainStay Group of Funds, which includes MainStay Funds Trust, MainStay VP Funds Trust and The MainStay Funds, maintains a joint directors and officers/errors and omissions (“D&O/E&O”) liability insurance policy and joint independent directors’ liability (“IDL”) insurance policy. The D&O/E&O liability insurance policy covers all of the directors and officers of the MainStay Group of Funds and the IDL insurance policy covers the independent directors only. Subject to the terms, conditions and retentions of the policies, insured persons are covered for claims made against them while acting in their official capacities with the MainStay Group of Funds.

Article VII of MainStay Funds Trust’s (“Registrant’s”) Declaration of Trust states as follows:

Section 3.  Indemnification.

(a)   For purposes of this Section 3 and Section 5 of this Article VII and any related provisions of the By-laws, “Agent” means any Person who is, was or becomes an employee or other agent of the Trust who is not a Covered Person; “Proceeding” means any threatened, pending or completed claim, action, suit or proceeding, whether civil, criminal, administrative or investigative (including appeals); and “liabilities” and “expenses” include, without limitation, attorneys’ fees, costs, judgments, amounts paid in settlement, fines, penalties and all other liabilities whatsoever.

(b)   Subject to the exceptions and limitations contained in this Section, as well as any procedural requirements set forth in the By-Laws:

(i)   every Person who is, has been, or becomes a Trustee or officer of the Trust (hereinafter referred to as a “Covered Person”) shall be indemnified by the Trust to the fullest extent permitted by law against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been such a Trustee or officer, and against amounts paid or incurred by him in the settlement thereof;

(ii)   every Person who is, has been, or becomes an Agent of the Trust may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been an Agent, and against amounts paid or incurred by him in the settlement thereof;

(iii)   every Person who is serving or has served at the request of the Trust as a director, officer, partner, trustee, employee, agent or fiduciary of another domestic or foreign corporation, partnership, joint venture, trust, other enterprise or employee benefit plan (“Other Position”) and who was or is a party or is threatened to be made a party to any Proceeding by reason of alleged acts or omissions while acting within the scope of his or her service in such Other Position, may, upon due approval of the Trustees (including a majority of the Trustees who are not Interested Persons of the Trust), be indemnified by the Trust, to the fullest extent permitted by law, against any and all liabilities and expenses reasonably incurred or paid by him in connection with the defense of any Proceeding in which he becomes involved as a party or otherwise by virtue of his being or having held such Other Position, and against amounts paid or incurred by him in the settlement thereof;

(c)   Without limitation of the foregoing and subject to the exceptions and limitations set forth in this Section, as well as any procedural requirements set forth in the By-Laws, the Trust shall indemnify each Covered Person who was or is a party or is threatened to be made a party to any Proceedings, by reason of alleged acts or omissions within the scope of his or her service as a Covered Person, against judgments, fines, penalties, settlements

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and reasonable expenses (including attorneys’ fees) actually incurred by him in connection with such proceeding to the maximum extent consistent with state law and the 1940 Act.

(d)   No indemnification shall be provided hereunder to any Person who shall have been adjudicated by a court or body before which the proceeding was brought (i) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office (collectively, “Disabling Conduct”) or (ii) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust.

(e)   With respect to any Proceeding disposed of (whether by settlement, pursuant to a consent decree or otherwise) without an adjudication by the court or other body before which the Proceeding was brought, no indemnification shall be provided to a Trustee, officer, Agent or other Person unless there has been a dismissal of the Proceeding by the court or other body before which it was brought for insufficiency of evidence of any Disabling Conduct with which such Trustee, officer, Agent or other Person has been charged or a determination that such Trustee, officer, Agent or other Person did not engage in Disabling Conduct:

(i)   by the court or other body before which the Proceeding was brought;

(ii)   by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the Proceeding based upon a review of readily available facts (as opposed to a full trial-type inquiry); or

(iii)    by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial- type inquiry).

(f)   The Trust’s financial obligations arising from the indemnification provided herein or in the By-Laws (i) may be insured by policies maintained by the Trust; (ii) shall be severable; (iii) shall not be exclusive of or affect any other rights to which any Person may now or hereafter be entitled; and (iv) shall continue as to a Person who has ceased to be subject to indemnification as provided in this Section as to acts or omissions that occurred while the Person was indemnified as provided herein and shall inure to the benefit of the heirs, executors and administrators of such Person. Nothing contained herein shall affect any rights to indemnification to which Trust personnel, other than Covered Persons, may be entitled, and other persons may be entitled by contract or otherwise under law.

(g)   Expenses of a Person entitled to indemnification hereunder in connection with the defense of any Proceeding of the character described in paragraphs (a) and (b) above may be advanced by the Trust or Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Person that such amount will be paid over by him to the Trust or Series if it is ultimately determined that he is not entitled to indemnification under this Section 3; provided, however, that either (i) such Person shall have provided appropriate security for such undertaking, (ii) the Trust is insured against losses arising out of any such advance payments, or (iii) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such Person will be found entitled to indemnification under Section 3.

Section 5.  Insurance.

The Trustees shall be entitled and empowered to the fullest extent permitted by law to purchase with Trust assets insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a Person entitled to indemnification from the Trust in connection with any proceeding in which he or she may become involved by virtue of his or her capacity or former capacity entitling him or her to indemnification hereunder.

In addition, each Trustee has entered into a written agreement with the Registrant pursuant to which the Registrant is contractually obligated to indemnify the Trustees to the fullest extent permitted by law and by the Declaration of Trust and By-Laws of the Registrant.

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Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16. EXHIBITS

1.	Declaration of Trust

	a.	Certificate of Trust as filed with the State of Delaware on April 28, 2009 – Previously filed as Exhibit (a)(1) to Registrant’s Initial Registration Statement on Form N-1A on July 30, 2009*

	b.	Amended and Restated Declaration of Trust dated August 19, 2016 – Previously filed as Exhibit (a)(2) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

2.

By-Laws of the Registrant effective April 8, 2009, Amended and Restated June 24, 2020 – Previously filed as Exhibit (b) to Post-Effective Amendment No.  154 to the Trust’s Registration Statement on June 25, 2020*

3.	Instruments Defining Rights of Security Holders

The Registrant does not issue Certificates. See Article III, “Shares,” and Article V, “Shareholders’ Voting Powers and Meetings” of Declaration of Trust of the Registrant. (See Exhibit 1 above.) See Article III, “Meetings of Shareholders,” and Article VIII, “Inspection of Records and Reports” of Registrant’s Bylaws. (See Exhibit 2 above.)*

4.	Form of Agreement and Plan of Reorganization – Filed herewith as Appendix A to this Proxy Statement/Prospectus.

5.	See the Amended and Restated Declaration of Trust (Exhibit 1 above) and the Amended and Restated By-Laws (Exhibit 2 above)

6.	Investment Advisory Contracts

	a.	Amended and Restated Management Agreement dated February 27, 2015 – Previously filed as Exhibit (d)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

		i.	Amendment dated June 18, 2015 – Previously filed as Exhibit (d)(1)(a) to Post-Effective Amendment No. 82 to the Trust’s Registration Statement on June 17, 2015*

		ii.	Amendment dated June 1, 2015 – Previously filed as Exhibit (d)(1)(b) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

		iii.	Amendment dated February 29, 2016 – Previously filed as Exhibit (d)(1)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

		iv.	Amendment dated March 25, 2016 – Previously filed as Exhibit (d)(1)(d) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

		v.	Amendment dated June 30, 2016 – Previously filed as Exhibit (d)(1)(e) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

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vi.	Amendment dated July 29, 2016 – Previously filed as Exhibit (d)(1)(f) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

vii.	Amendment dated February 28, 2017 – Previously filed as Exhibit (d)(1)(g) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

viii.	Amendment dated March 31, 2017 – Previously filed as Exhibit (d)(1)(h) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

ix.	Amendment dated May 8, 2017 – Previously filed as Exhibit (d)(1)(i) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

x.	Amendment dated August 4, 2017 – Previously filed as Exhibit (d)(1)(j) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xi.	Amendment dated November 15, 2017 – Previously filed as Exhibit (d)(1)(k) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xii.	Amendment dated February 28, 2018 – Previously filed as Exhibit (d)(1)(l) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

xiii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (d)(1)(m) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

xiv.	Amendment dated November 30, 2018 - Previously filed as Exhibit (d)(1)(n) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xv.	Amendment dated February 28, 2019 - Previously filed as Exhibit (d)(1)(o) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xvi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (d)(1)(p) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xvii.	Amendment dated June 14, 2019 – Previously filed as Exhibit (d)(1)(q) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xviii.	Amendment dated June 28, 2019 – Previously filed as Exhibit (d)(1)(r) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xix.	Amendment dated December 5, 2019 – Previously filed as Exhibit (d)(1)(s) to Post-Effective Amendment No. 144 to the Trust’s Registration Statement on December 18, 2019*

xx.	Amendment dated December 18, 2019 – Previously filed as Exhibit (d)(1)(t) to Post-Effective Amendment No. 144 to the Trust’s Registration Statement on December 18, 2019*

xxi.	Amendment dated February 26, 2020 – Previously filed as Exhibit (d)(1)(u) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xxii.	Amendment dated February 28, 2020 – Previously filed as Exhibit (d)(1)(v) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xxiii.	Amendment dated May 26, 2020 – Previously filed as Exhibit (d)(1)(w) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

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	xxiv.	Amendment dated June 30, 2020 – Previously filed as Exhibit (d)(1)(x) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

	xxv.	Amendment dated July 31, 2020 – Previously filed as Exhibit (d)(1)(y) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

	xxvi.	Amendment dated August 31, 2020 – Previously filed as Exhibit (d)(1)(z) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

	xxvii.	Amendment dated February 28, 2021 – Previously filed as Exhibit (d)(1)(aa) to Post-Effective Amendment No. 163 to the Trust’s Registration Statement on February 24, 2021*

	xxviii.	Amendment dated March 5, 2021 – Previously filed as Exhibit (d)(1)(bb) to Post-Effective Amendment No. 164 to the Trust’s Registration Statement on March 23, 2021*

	xxix.	Amendment dated April 26, 2021 – Previously filed as Exhibit (d)(1)(cc) to Post-Effective Amendment No. 167 to the Trust’s Registration Statement filed on August 26, 2021*

	xxx.	Amendment dated August 28, 2021 – Previously filed as Exhibit (d)(1)(dd) to Post-Effective Amendment No. 167 to the Trust’s Registration Statement filed on August 26, 2021*

	xxxi.	Amendment dated September 30, 2021 – Previously filed as Exhibit (d)(1)(ee) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement filed on September 30, 2021*

	xxxii.	Amendment dated November 30, 2021 – Previously filed as Exhibit (d)(1)(ff) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement filed on March 4, 2022*

	xxxiii.	Amendment dated February 28, 2022 – Previously filed as Exhibit (d)(1)(gg) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement filed on March 4, 2022*

	xxxiv.	Amendment dated May 30, 2023 – Previously filed as Exhibit (d)(1)(hh) to Post-Effective Amendment No. 183 to the Trust’s Registration Statement filed on May 30, 2023*

	xxxv.	Amendment dated July 24, 2023 – Previously filed as Exhibit (d)(1)(ii) to Post-Effective Amendment No. 185 to the Trust’s Registration Statement filed on July 24, 2023*

	xxxvi.	Amendment dated August 28, 2023 – Previously filed as Exhibit (d)(1)(jj) to Post-Effective Amendment No. 187 to the Trust’s Registration Statement filed on August 28, 2023*

	xxxvii.	Amendment dated February 28, 2024 – Previously filed as Exhibit (d)(1)(kk) to Post-Effective Amendment No. 190 to the Trust’s Registration Statement filed on February 26, 2024*

b.

Amended and Restated Subadvisory Agreement between New York Life Investment Management LLC and MacKay Shields LLC dated January 1, 2018 – Previously filed as Exhibit (d)(3) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

	i.	Amendment dated February 28, 2018 – Previously filed as Exhibit (d)(3)(a) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

	ii.	Amendment dated May 1, 2018 – Previously filed as Exhibit (d)(3)(b) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

	iii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (d)(3)(c) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

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iv.	Amendment dated November 30, 2018 – Previously filed as Exhibit (d)(3)(d) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

v.	Amendment dated February 28, 2019 – Previously filed as Exhibit (d)(3)(e) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

vi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (d)(3)(f) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

vii.	Amendment dated May 1, 2019 – Previously filed as Exhibit (d)(3)(g) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

viii.	Amendment dated June 21, 2019 – Previously filed as Exhibit (d)(3)(h) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

ix.	Amendment dated June 28, 2019 – Previously filed as Exhibit (d)(3)(i) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

x.	Amendment dated February 26, 2020 – Previously filed as Exhibit (d)(3)(j) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xi.	Amendment dated February 28, 2020 – Previously filed as Exhibit (d)(3)(k) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xii.	Amendment dated August 31, 2020 – Previously filed as Exhibit (d)(3)(l) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

xiii.	Amendment dated February 28, 2021 – Previously filed as Exhibit (d)(3)(m) to Post-Effective Amendment No. 164 to the Trust’s Registration Statement on March 23, 2021*

xiv.	Amendment dated March 5, 2021 – Previously filed as Exhibit (d)(3)(n) to Post-Effective Amendment No. 164 to the Trust’s Registration Statement on March 23, 2021*

xv.	Amendment dated April 26, 2021 – Previously filed as Exhibit (d)(3)(o) to Post-Effective Amendment No. 167 to the Trust’s Registration Statement on August 26, 2021*

xvi.	Amendment dated May 1, 2021 – Previously filed as Exhibit (d)(3)(p) to Post-Effective Amendment No. 167 to the Trust’s Registration Statement on August 26, 2021*

xvii.	Amendment dated August 28, 2021 – Previously filed as Exhibit (d)(3)(q) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement on September 30, 2021*

xviii.	Amendment dated November 30, 2021 – Previously filed as Exhibit (d)(3)(r) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement on March 4, 2022*

xix.	Amendment dated February 28, 2022 – Previously filed as Exhibit (d)(3)(s) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement on March 4, 2022*

xx.	Amendment dated May 1, 2022 – Previously filed as Exhibit (d)(3)(t) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement on October 25, 2023*

xxi.	Amendment dated August 28, 2023 – Previously filed as Exhibit (d)(3)(u) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement on October 25, 2023*

xxii.	Amendment dated September 8, 2023 – Previously filed as Exhibit (d)(3)(v) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement on October 25, 2023*

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		xxiii.	Amendment dated February 28, 2024 – Previously filed as Exhibit (d)(3)(w) to Post-Effective Amendment No. 190 to the Trust’s Registration Statement on February 26, 2024*

		xxiv.	Amendment dated [ ], 2024 – To be filed by amendment

7.			Underwriting Contracts

a.

Amended and Restated Distribution Agreement dated August 1, 2014 between the Registrant and NYLIFE Distributors LLC – Previously filed as Exhibit (e)(1) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

	b.	Form of Soliciting Dealer Agreement – Previously filed as Exhibit (e)(2) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

8.	Bonus or Profit-Sharing Contracts – Not Applicable

9.	Custodian Agreements

	a.	Global Custody Agreement with JPMorgan Chase Bank, National Association dated June 22, 2020 – Previously filed as Exhibit (g)(4) to Post-Effective Amendment No. 164 to the Trust’s Registration Statement on March 23, 2021*

		i.	Amendment dated May 1, 2021 – Previously filed as Exhibit (g)(4)(a) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement filed on September 30, 2021*

		ii.	Amendment dated September 9, 2021 – Previously filed as Exhibit (g)(4)(b) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement filed on September 30, 2021*

		iii.	Amendment dated March 30, 2023 – Previously filed as Exhibit (g)(4)(c) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement filed on October 25, 2023*

		iv.	Amendment dated May 16, 2023 – Previously filed as Exhibit (g)(4)(d) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement filed on October 25, 2023*

10.			Rule 12b-1 and 18f-3 Plans

a.

Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class A Shares – Previously filed as Exhibit (m)(12) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

b.

Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class B Shares – Previously filed as Exhibit (m)(13) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

c.

Plan of Distribution Pursuant to Rule 12b-1 dated June 28, 2019 for Class C Shares – Previously filed as Exhibit (m)(3) to Post- Effective Amendment No. 141 to the Trust’s Registration Statement on August 16, 2019*

d.

Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Investor Class Shares – Previously filed as Exhibit (m)(15) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

e.

Plan of Distribution Pursuant to Rule 12b-1 dated August 19, 2015 for Class R2 Shares – Previously filed as Exhibit (m)(16) to Post- Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

7

f.

Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated August 1, 2019 for Class R3 shares – Previously filed as Exhibit (m)(6) to Post-Effective Amendment No. 141 to the Trust’s Registration Statement on August 16, 2019*

g.

Plan of Distribution Pursuant to Rule 12b-1 dated February 28, 2017 for Class T Shares – Previously filed as Exhibit (m)(17) to Post- Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

h.

Plan of Distribution Pursuant to Rule 12b-1 dated June 24, 2020 for Class C2 Shares – Previously filed as Exhibit (m)(8) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

i.

Plan of Distribution Pursuant to Rule 12b-1 dated June 24, 2020 for SIMPLE Class Shares – Previously filed as Exhibit (m)(9) to Post-Effective Amendment No. 158 to the Trust’s Registration Statement on August 28, 2020*

j.

Plan of Distribution Pursuant to Rule 12b-1 dated September 30, 2020 for Class A2 Shares – Previously filed as Exhibit (m)(10) to Post-Effective Amendment No. 161 to the Trust’s Registration Statement on September 30, 2020*

	k.	Plan of Distribution Pursuant to Rule 12b-1 for Class Z Shares dated March 4, 2024 – To be filed by amendment

	l.	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3 dated March 4, 2024 – To be filed by amendment

11.	Opinion of Counsel Regarding Legality of Shares Being Registered – Previously filed as Exhibit 11 to the Trust’s Registration Statement on Form N-14 on March 14, 2024*

12.	Form of Tax Opinion – Filed herewith

13.	Other Material Contracts

Transfer Agency Agreements

a.

Amended and Restated Transfer Agency and Service Agreement with NYLIM Service Company LLC dated October 1, 2008 – Previously filed with Pre-Effective Amendment No. 2 to the Trust’s Registration Statement on October 30, 2009*

		i.	Amendment dated November 12, 2009 – Previously filed as Exhibit (h)(1)(a)(i) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

		ii.	Amendment dated November 24, 2009 – Previously filed as Exhibit (h)(1)(a)(ii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

		iii.	Amendment dated February 26, 2010 – Previously filed as Exhibit (h)(1)(a)(iii) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

		iv.	Amendment dated March 30, 2010 – Previously filed as Exhibit (h)(1)(a)(iv) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

		v.	Amendment dated January 1, 2011 – Previously filed as Exhibit (h)(1)(a)(v) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

		vi.	Amendment dated January 1, 2012 – Previously filed as Exhibit (h)(1)(a)(vi) to Post-Effective Amendment No. 40 to the Trust’s Registration Statement on February 28, 2013*

8

vii.	Amendment dated January 1, 2013 – Previously filed as Exhibit (h)(1)(a)(vii) to Post-Effective Amendment No. 51 to the Trust’s Registration Statement on June 17, 2013*

viii.	Amendment dated July 11, 2014 – Previously filed as Exhibit (h)(1)(a)(viii) to Post-Effective Amendment No. 73 to the Trust’s Registration Statement on February 27, 2015*

ix.	Amendment dated June 18, 2015 – Previously filed as Exhibit (h)(1)(a)(ix) to Post-Effective Amendment No. 85 to the Trust’s Registration Statement on August 28, 2015*

x.	Amendment dated February 29, 2016 – Previously filed as Exhibit (h)(1)(a)(x) to Post-Effective Amendment No. 94 to the Trust’s Registration Statement on June 20, 2016*

xi.	Amendment dated June 30, 2016 – Previously filed as Exhibit (h)(1)(a)(xi) to Post-Effective Amendment No. 100 to the Trust’s Registration Statement on September 12, 2016*

xii.	Amendment dated March 13, 2017 – Previously filed as Exhibit (h)(1)(a)(xii) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiii.	Amendment dated April 11, 2017 – Previously filed as Exhibit (h)(1)(a)(xiii) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xiv.	Amendment dated May 8, 2017 – Previously filed as Exhibit (h)(1)(a)(xiv) to Post-Effective Amendment No. 115 to the Trust’s Registration Statement on August 10, 2017*

xv.	Amendment dated November 15, 2017 – Previously filed as Exhibit (h)(1)(a)(xv) to Post-Effective Amendment No. 120 to the Trust’s Registration Statement on November 14, 2017*

xvi.	Amendment dated February 28, 2018 – Previously filed as Exhibit (h)(1)(a)(xvi) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

xvii.	Amendment dated May 22, 2018 – Previously filed as Exhibit (h)(1)(a)(xvii) to Post-Effective Amendment No. 130 to the Trust’s Registration Statement on October 22, 2018*

xviii.	Amendment dated July 2, 2018 – Previously filed as Exhibit (h)(1)(a)(xvii) to Amendment No. 130 to the Trust’s Registration Statement on July 2, 2018*

xix.	Amendment dated November 30, 2018 – Previously filed as Exhibit (h)(1)(a)(xix) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xx.	Amendment dated February 28, 2019 – Previously filed as Exhibit (h)(1)(a)(xx) to Post-Effective Amendment No. 132 to the Trust’s Registration Statement on February 15, 2019*

xxi.	Amendment dated April 1, 2019 – Previously filed as Exhibit (h)(1)(xxi) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xxii.	Amendment dated June 14, 2019 – Previously filed as Exhibit (h)(1)(xxii) to Post-Effective Amendment No. 139 to the Trust’s Registration Statement on June 26, 2019*

xxiii.	Amendment dated November 1, 2019 – Previously filed as Exhibit (h)(1)(a)(xxiii) to Post-Effective Amendment No. 144 to the Trust’s Registration Statement on December 18, 2019*

xxiv.	Amendment dated February 26, 2020 – Previously filed as Exhibit (h)(1)(xxiv) to Post-Effective Amendment No. 148 to the Trust’s Registration Statement on February 25, 2020*

xxv.	Amendment dated May 1, 2020 – Previously filed as Exhibit (h)(1)(a)(xxv) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

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	xxvi.	Amendment dated May 22, 2020 – Previously filed as Exhibit (h)(1)(a)(xxvi) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

	xxvii.	Amendment dated June 30, 2020 – Previously filed as Exhibit (h)(1)(a)(xxvii) to Post-Effective Amendment No. 154 to the Trust’s Registration Statement on June 25, 2020*

	xxviii.	Amendment dated September 30, 2020 – Previously filed as Exhibit (h)(1)(a)(xxviii) to Post-Effective Amendment No. 161 to the Trust’s Registration Statement on September 30, 2020*

	xxix.	Amendment dated February 28, 2021 – Previously filed as Exhibit (h)(1)(a)(xxix) to Post-Effective Amendment No. 163 to the Trust’s Registration Statement on February 24, 2021*

	xxx.	Amendment dated September 30, 2021 – Previously filed as Exhibit (h)(1)(a)(xxx) to Post-Effective Amendment No. 168 to the Trust’s Registration Statement filed on September 30, 2021*

	xxxi.	Amendment dated October 26, 2021 – Previously filed as Exhibit (h)(1)(a)(xxxi) to Post-Effective Amendment No. 188 to the Trust’s Registration Statement filed on October 25, 2023*

	xxxii.	Amendment dated February 28, 2022 – Previously filed as Exhibit (h)(1)(a)(xxx) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement filed on March 4, 2022*

	xxxiii.	Amendment dated January 1, 2023 – Previously filed as Exhibit (h)(1)(a)(xxxii) to Post-Effective Amendment 179 to the Trust’s Registration Statement on February 23, 2023*

	xxxiv.	Amendment dated July 24, 2023 – Previously filed as Exhibit (h)(1)(a)(xxxiii) to Post-Effective Amendment 187 to the Trust’s Registration Statement on August 28, 2023*

	xxxv.	Amendment dated August 28, 2023 – Previously filed as Exhibit (h)(1)(a)(xxxiv) to Post-Effective Amendment 187 to the Trust’s Registration Statement on August 28, 2023*

	xxxvi.	Amendment dated February 28, 2024 – Previously filed as Exhibit (h)(1)(a)(xxxvi) to Post-Effective Amendment 190 to the Trust’s Registration Statement on February 26, 2024*

b.	Reserved.

c.	Shareholder Service Plans

i.

Amended and Restated Shareholder Services Plan for Class R1 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(a) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

ii.

Amended and Restated Shareholder Services Plan for Class R2 Shares dated June 2015 – Previously filed as Exhibit (h)(3)(b) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

iii.

Amended and Restated Shareholder Services Plan for Class R3 Shares dated December 2015 – Previously filed as Exhibit (h)(3)(c) to Post-Effective Amendment No. 89 to the Trust’s Registration Statement on February 29, 2016*

d.	Indemnification Agreement – Previously filed as Exhibit (h)(4) to Post-Effective Amendment No. 9 to the Trust’s Registration Statement on February 28, 2011*

e.	Expense Limitation Agreements and Fee Waivers

	i.	Notice of Voluntary Expense Limitation dated February 28, 2024 – Previously filed as Exhibit (h)(5)(d) to Post-Effective Amendment No. 190 to the Trust’s Registration Statement on February 26, 2024*

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ii.

Amended and Restated Expense Limitation Agreement dated February 28, 2021 for MainStay U.S. Government Liquidity Fund – Previously filed as Exhibit (h)(5)(c) to Post-Effective Amendment No. 163 to the Trust’s Registration Statement on February 24, 2021*

iii.

Amended and Restated Expense Limitation Agreement (Transfer Agency expenses) dated July 24, 2023 – Previously filed as Exhibit (h)(5)(n) to Post-Effective Amendment No. 185 to the Trust’s Registration Statement on July 24, 2023*

		iv.	Amended and Restated Expense Limitation Agreement dated February 28, 2024 – Previously filed as Exhibit (h)(5)(d) to Post-Effective Amendment No. 190 on February 26, 2024*

		v.	Amended and Restated Expense Limitation Agreement dated [ ], 2024 – To be filed by amendment

f.

Regulatory Filing Support Services Agreement dated December 22, 2017 – Previously filed as Exhibit (h)(6) to Post-Effective Amendment No. 123 to the Trust’s Registration Statement on February 28, 2018*

	g.	Form of MainStay Funds 12d1-4 Agreement – Previously filed as Exhibit (h)(8) to Post-Effective Amendment No. 173 to the Trust’s Registration Statement filed on March 4, 2022*

14.	Other Opinions

	a.	Consent of Independent Registered Public Accounting Firm - Acquiring Fund – Filed herewith

	b.	Consent of Independent Registered Public Accounting Firm – Acquired Fund – Filed herewith

15.	Omitted Financial Statements – Not applicable

16.	Powers of Attorney – Previously filed as Exhibit 16 to the Trust’s Registration Statement on Form N-14 on March 14, 2024*

17.	Additional Exhibits – Not applicable

18.	Filing Fee Exhibit – Not applicable

*	Incorporated by reference.

ITEM 17. UNDERTAKINGS.

(1)   The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)   The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)   The undersigned registrant agrees to file in a Post-Effective Amendment to this Registration Statement a final tax opinion within a reasonably prompt time after receipt of such opinion.

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SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant, in the City of New York and the State of New York, on the 1st day of May, 2024.

MAINSTAY FUNDS TRUST

By:	/s/ Kirk C. Lehneis
Kirk C. Lehneis
President and Principal Executive Officer

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated below on the date above.

SIGNATURE	TITLE

/s/ Kirk C. Lehneis	President and Principal Executive Officer
Kirk C. Lehneis

/s/ Naïm Abou-Jaoudé*	Trustee
Naïm Abou-Jaoudé

/s/ Susan B. Kerley*	Chair of the Board and Trustee
Susan B. Kerley

/s/ David H. Chow*	Trustee
David H. Chow

/s/ Karen Hammond*	Trustee
Karen Hammond

/s/Alan R. Latshaw*	Trustee
Alan R. Latshaw

/s/ Jacques P. Perold*	Trustee
Jacques P. Perold

/s/ Richard S. Trutanic*	Trustee
Richard S. Trutanic

/s/ Jack R. Benintende	Treasurer and Principal Financial and Accounting Officer
Jack R. Benintende

By*	/s/ J. Kevin Gao	Secretary
J. Kevin Gao
As Attorney-in-Fact

*	Pursuant to Powers of Attorney previously filed.

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EXHIBIT INDEX

12	Form of Tax Opinion

14(a)	Consent of Independent Registered Public Accounting Firm – Acquiring Fund

14(b)	Consent of Independent Registered Public Accounting Firm – Acquired Fund

13